UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08239

ProFunds

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD	20814
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (240) 497-6400

Date of fiscal year end: July 31

Date of reporting period: July 31, 2009

Item 1.	Reports to Stockholders.

Annual Report

July 31, 2009

Classic ProFunds

Bull

Mid-Cap

Small-Cap

NASDAQ-100

Large-Cap Value

Large-Cap Growth

Mid-Cap Value

Mid-Cap Growth

Small-Cap Value

Small-Cap Growth

Europe 30

Ultra ProFunds

UltraBull

UltraMid-Cap

UltraSmall-Cap

UltraDow 30

UltraNASDAQ-100

UltraInternational

UltraEmerging Markets

UltraLatin America

UltraChina

UltraJapan

Inverse ProFunds

Bear

Short Small-Cap

Short NASDAQ-100

UltraBear

UltraShort Mid-Cap

UltraShort Small-Cap

UltraShort Dow 30

UltraShort NASDAQ-100

UltraShort International

UltraShort Emerging Markets

UltraShort Latin America

UltraShort China

UltraShort Japan

UltraSector ProFunds

Banks

Basic Materials

Biotechnology

Consumer Goods

Consumer Services

Financials

Health Care

Industrials

Internet

Mobile Telecommunications

Oil & Gas

Oil Equipment, Services & Distribution

Pharmaceuticals

Precious Metals

Real Estate

Semiconductor

Technology

Telecommunications

Utilities

Inverse Sector ProFunds

Short Oil & Gas

Short Precious Metals

Short Real Estate

Bond Benchmarked ProFunds

U.S. Government Plus

Rising Rates Opportunity 10

Rising Rates Opportunity

Currency ProFunds

Rising U.S. Dollar

Falling U.S. Dollar

i	Message from the Chairman
ii	Management Discussion of Fund Performance
lxvi	Allocation of Portfolio Holdings & Index Composition
lxxxix	Expense Examples
Schedules of Portfolio Investments
1	Bull ProFund
3	Mid-Cap ProFund
9	Small-Cap ProFund
11	NASDAQ-100 ProFund
13	Large-Cap Value ProFund
18	Large-Cap Growth ProFund
22	Mid-Cap Value ProFund
26	Mid-Cap Growth ProFund
30	Small-Cap Value ProFund
35	Small-Cap Growth ProFund
40	Europe 30 ProFund
41	UltraBull ProFund
43	UltraMid-Cap ProFund
49	UltraSmall-Cap ProFund
51	UltraDow 30 ProFund
53	UltraNASDAQ-100 ProFund
55	UltraInternational ProFund
56	UltraEmerging Markets ProFund
58	UltraLatin America ProFund
60	UltraChina ProFund
62	UltraJapan ProFund
63	Bear ProFund
64	Short Small-Cap ProFund
65	Short NASDAQ-100 ProFund
66	UltraBear ProFund
67	UltraShort Mid-Cap ProFund
68	UltraShort Small-Cap ProFund
69	UltraShort Dow 30 ProFund
70	UltraShort NASDAQ-100 ProFund
71	UltraShort International ProFund
72	UltraShort Emerging Markets ProFund
73	UltraShort Latin America ProFund
74	UltraShort China ProFund
75	UltraShort Japan ProFund
76	Banks UltraSector ProFund
78	Basic Materials UltraSector ProFund
80	Biotechnology UltraSector ProFund
82	Consumer Goods UltraSector ProFund
85	Consumer Services UltraSector ProFund
88	Financials UltraSector ProFund
92	Health Care UltraSector ProFund
95	Industrials UltraSector ProFund
99	Internet UltraSector ProFund
101	Mobile Telecommunications UltraSector ProFund
102	Oil & Gas UltraSector ProFund
104	Oil Equipment, Services & Distribution UltraSector ProFund
106	Pharmaceuticals UltraSector ProFund
108	Precious Metals UltraSector ProFund
109	Real Estate UltraSector ProFund
111	Semiconductor UltraSector ProFund
113	Technology UltraSector ProFund
116	Telecommunications UltraSector ProFund
117	Utilities UltraSector ProFund
119	Short Oil & Gas ProFund
120	Short Precious Metals ProFund
121	Short Real Estate ProFund
122	U.S. Government Plus ProFund
123	Rising Rates Opportunity 10 ProFund
124	Rising Rates Opportunity ProFund
125	Rising U.S. Dollar ProFund
127	Falling U.S. Dollar ProFund
130	Statements of Assets and Liabilities
144	Statements of Operations
158	Statements of Changes in Net Assets
183	Financial Highlights
214	Notes to Financial Statements
236	Report of Independent Registered Public Accounting Firm
237	Other Information
238	Trustees and Officers

Message from the Chairman

Dear Shareholder,

I am pleased to present the Annual Report to Shareholders of ProFunds for the 12 months ended July 31, 2009.

Equities Struggled

For the year, most major market indexes ended in negative territory. The S&P 500 Index®, a measure of large-cap U.S. stock performance, fell 19.95%, while the Russell 2000® Index, a measure of small-cap U.S. stock performance, declined 20.75%.1

No U.S. equity sector escaped the effects of the economic downturn. The best performing sector, technology, as measured by the Dow Jones U.S. Technology Index, fell 8.17%, while the worst performing sector, real estate, as measured by the Dow Jones U.S. Real Estate Index, dropped 37.95%.

International equity indexes generally mirrored their U.S. counterparts, with the developed markets, as measured by the MSCI EAFE® Index, falling 22.60%. Emerging market stocks declined 17.60%, as measured by the Bank of New York Mellon Emerging Markets 50 ADR Index.

Treasurys Provided Solid Results

For the year ended July 31, 2009, in the U.S. Treasury markets, long-dated U.S. Treasury bonds gained 8.19%, as measured by the Ryan Labs 30-Year Treasury index. Ten-year U.S. Treasuries also rose, gaining 7.20% as measured by the Ryan Labs 10 Year Treasury index. The U.S. dollar strengthened, with the U.S. Dollar Index, a trade-weighted basket of six international currencies, advancing 6.96%.

Importance of Informed Investing

The recent turmoil in financial markets has highlighted how important it is for investors to have a clear understanding of the wide variety of investment choices available to them. In light of this, we have placed increased emphasis on helping investors understand how leveraged and inverse funds perform under various market conditions over time, and will be

Michael L. Sapir — Chairman

expanding our investor education program in the coming months. Please visit www.profunds.com for more information.

As always, we appreciate the trust you have placed with us by choosing ProFunds and look forward to continuing to serve your investing needs.

Sincerely,

Michael Sapir

Chairman of the Board

[1]	All investment performance index figures above reflect total return performance.

i

PROFUNDS

Management Discussion of Fund Performance (unaudited)

Investment Strategies and Techniques:

Each ProFund (each a “Fund” and collectively, the “Funds”) is designed to correspond to the performance of a daily benchmark (before fees and expenses) such as the daily price performance, the inverse of the daily price performance, a multiple of the daily price performance or a multiple of the inverse of the daily price performance, of an index or security.1 ProFund Advisors LLC (“PFA”) uses a quantitative approach in seeking to achieve the investment objective of each Fund. Using this approach, PFA determines the type, quantity and mix of investment positions that a Fund should hold to simulate the performance of its daily benchmark.2

The Funds do not seek to provide correlation with their benchmarks over any period of time other than daily, and do not seek to take defensive positions in unfavorable markets.

Factors that materially affected the performance of each ProFund during the twelve months ended July 31, 2009:3

•

Benchmark Performance: The performance of the index underlying each Fund’s benchmark and, in turn, the factors and market conditions affecting that index are the principal factors driving fund performance.[4] Please see below for a discussion of market conditions which affected the performance of the Funds and their various benchmark indexes.

•

The Impact of Leverage on the Funds’ Performance: The performance of those Funds that seek daily investment results (before fees and expenses) of greater than 100% or –100% of the daily performance of an index was impacted proportionately more by the daily performance of the Funds’ underlying indexes than those Funds that seek daily investment results (before fees and expenses) of 100% or –100% of the daily performance of an index. The performance of those Funds that seek daily investment results (before fees and expenses) of –100%, –125%, or –200% was inversely impacted by the daily performance of the Funds’ underlying indexes.

•

Compounding of Daily Returns and Volatility: Leveraged and Inverse ProFunds are designed to provide a multiple of index returns (e.g. 150%, 200%, –200%, –125%, –100%) for a single day only. For longer periods, performance may be greater than or less than the one day target times the index return. This is due to the effects of compounding a universal mathematical concept that applies to all investments, but has a magnified effect on leverage funds. Compounding generally increases returns in upward trending low volatility markets and generally decreases losses in downward trending low volatility markets. In volatile periods, compounding reduces returns and increases losses.

•

Cost of Obtaining Leverage and Inverse Exposure: The performance of Funds with an investment objective that is a positive multiple of a benchmark index was negatively impacted by costs associated with leveraging. Inverse Funds generally benefited from financing related factors associated with the use of leveraged investment techniques. For Inverse Funds, this benefit can be offset in part or in whole by the costs associated with obtaining short exposure.

•

Equity Dividends and Bond Yields: The performance of Funds with an investment objective that is a positive multiple of a benchmark index was positively impacted by capturing a multiple of the dividend or income yield associated with the benchmark index. Inverse Funds were negatively impacted by virtue of effectively having to pay out a multiple of the dividend or income yield associated with the benchmark index.

•

Fees, expenses, and transaction costs: Fees and expenses are listed in the financial statements of each Fund and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. Additionally, high levels of shareholder purchase and redemption activity and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the Funds expense ratio. Transaction costs are generally higher for Funds with higher turnover and for Funds that are benchmarked to indexes or securities that are comparatively less liquid than other Funds’ benchmark indexes or securities.

Market Conditions Affecting Benchmark and Fund Performance — All Funds

General Factors Affecting Benchmark and Fund Performance:

Sixty-one (61) ProFunds were in existence for the entire period covered by this annual report. Below we review general economic and market events, as well as index performance, for the entire year ended July 31, 2009.

Economy:

The global credit crisis plunged the U.S. economy into its most severe recession since the 1930s. Gross Domestic Product (GDP) posted its worst back-to-back quarters in half a century, housing prices declined almost 20%, and unemployment rose throughout the period to 9.4%, the highest level seen since the early 1980s. As a result, consumer confidence sunk to its lowest ever reading in February 2009.

The housing market contraction and the deteriorating performance of subprime mortgages led to a global credit crisis that accelerated during the time period. In September 2008 the U.S. Treasury Department placed both Fannie Mae and Freddie Mac under the control of a conservatorship, a measure similar to Chapter 11 bankruptcy reorganization, and Lehman Brothers

[1]	Other than Money Market ProFund, which is not discussed herein.
[2]

A benchmark can be any objective standard of investment performance that a mutual fund uses to measure its return, such as a multiple of the return of a stock index. For example, UltraNASDAQ-100 ProFund has a benchmark of 200% the daily return of the NASDAQ-100 Index.

[3]	Past performance is not a guarantee of future results.
[4]

Unlike ProFunds, indexes do not actually hold a portfolio of securities and/or financial instruments. Indexes and individual securities do not incur fees, expenses and transaction costs. Fees, expenses and transaction costs incurred by the ProFunds negatively impact the performance of the ProFunds. Performance for each ProFund will differ from the underlying index or security performance.

PROFUNDS

Management Discussion of Fund Performance (continued) (unaudited)

Holdings filed for bankruptcy. Insurance giant, American International Group, was bailed out by the Federal Reserve and the Treasury Department for an amount estimated to be worth roughly $150 billion. This became the largest bailout of a publicly-traded company in U.S. history. The investment bank Merrill Lynch, under pressure in the wake of Lehman’s failure, agreed to be acquired by Bank of America; Washington Mutual was resolved by the Federal Deposit Insurance Corporation (FDIC) in an assisted transaction; and the large commercial bank Wachovia, after experiencing severe liquidity outflows, agreed to be sold. The two largest remaining free-standing investment banks, Morgan Stanley and Goldman Sachs, were stabilized when the Federal Reserve approved their applications to become bank holding companies.

The crisis spread beyond financial institutions into the money and capital markets more generally. As a result of losses on Lehman’s commercial paper for example, a prominent money market mutual fund announced in September 2008 that it had “broken the buck”—that is, its net asset value had fallen below $1 per share. The weeks following this event saw investors pull more than $400 billion from prime money funds.

To help mitigate the impact of the crisis, the Federal Open Market Committee reduced its target for the Federal Funds rate by 175 basis points over the year to 0.25%; the lowest level the Federal Reserve had set its target rate in its history. Congress approved a $750 billion “Trouble Asset Relief Program” (TARP) to inject capital directly into the banking system and fund public-private investment funds (PPIF) to remove impaired mortgage-related assets from private-sector balance sheets. Foreign central banks cut policy rates as well to very low levels and implemented unconventional monetary measures. The Group of Seven (G-7) finance ministers and central bank governors, meeting in Washington in October 2008, committed in a joint statement to work together to stabilize the global financial system.

The financial crisis reached a climax during the fourth quarter of 2008. In the spring of 2009, the U.S. Treasury department released positive stress test results for banks, which propelled shares of financial companies. Credit conditions started improving, consumer confidence started increasing, the rate of decline of the economy slowed, infrastructure –focused stimulus spending started to kick in, and stock market confidence increased substantially,

Index Performance2:

For the 12-month period ending July 31, 2009 the U.S. equity market posted sharply negative returns as measured by various broad-market indexes. The best known measure of U.S. large cap stocks, the S&P 500 Index was down –19.95% for the period. The S&P MidCap 400 Index decreased by –20.27%, the Dow Jones Industrial Average dropped –16.60%, the Russell 2000 Index returned –20.75%, and the NASDAQ-100 returned –12.67%. The technology heavy NASDAQ-100 benefitted from the perception among investors that companies were spending more on technology to boost productivity.

ProFunds manages 22 UltraSector ProFunds, three of which are Inverse Sector ProFunds. Certain sectors and industries of the market saw performances that deviated significantly from the broader market performances. However, the economic downturn was too deep and far reaching for any of them to provide a positive return during the past twelve months. As measured by the Dow Jones Total Market Indexes, sectors that significantly outperformed the broad markets included Pharmaceuticals (–4.96%), Internet (–6.19%), Technology (–8.17%), Consumer Goods (–8.28%), and Semiconductors (–9.20%). Sectors substantially underperforming the broad market were Mobile Telecommunications
(–50.32%), Oil Equipment (–46.53%), Real Estate (–37.95%), Banks (–37.04%), and Financials (–33.68%). The remainder of the sectors, tracked by various ProFunds, posted less dramatic returns. Outperforming the S&P 500 Index were Telecommunications (–13.14%), Consumer Services (–11.81%), Health Care (–10.60%), and Biotechnology
(–10.45%). Underperforming the S&P 500 Index were Industrials (–28.31%), and Utilities (–21.12%). After a huge surge in commodity prices during the prior twelve month period, prices plummeted over the past year. The Dow Jones U.S. Basic Materials Index fell –35.12%, the Dow Jones U.S. Oil & Gas index dropped –28.57%, and the Dow Jones Precious Metals Index was down –12.60%.

This year, the differences between the Growth and Value S&P/Citigroup style indexes were negligible with each of the six style indexes down about 20%: Large Growth, –16.42% versus Large Value –23.62%; Mid Growth, –20.50% versus Mid Value –20.11%; Small Growth, –20.42% versus Small Value –18.44%.

International equity markets were not immune to the financial crisis. The MSCI EAFE Index (Europe, Australasia, and Far East), a broad measure of developed markets outside the U.S., lost –22.60%, assuming net dividends reinvestment. In Japan, the Nikkei 225 Index was down –9.96% in U.S. Dollar terms (–21.09% in yen terms). Emerging markets suffered: The Bank of New York Mellon’s Emerging Market 50 ADR Index, with significant weights in companies from Brazil, Korea, China, Mexico, and Taiwan, lost –17.60%, the Bank of New York Mellon Latin America 35 ADR Index and the Bank of New York Mellon China Select ADR Index were down –25.71% and –8.43% respectively. The ProFund Europe 30 Index fell –27.11% during the period.

Fixed income markets posted generally positive returns for the period. ProFunds offers three funds benchmarked to the long end of the treasury curve, specifically the 30-year U.S. Treasury bond and the ten-year U.S. Treasury note. Based on data from Ryan Labs, the 30-year bond returned +8.19%, and the ten-year note returned +7.20%. Two ProFunds are benchmarked to the New York Board of Trade’s Dollar Index, a measure of the value of the U.S. Dollar against a basket of six currencies. The U.S. Dollar Index was up +6.96% during the period. The currencies included in the Index, in order of descending weights, are the Euro, Japanese Yen, British Sterling Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

PROFUNDS

Management Discussion of Fund Performance (continued) (unaudited)

Index Volatility

Daily volatility for the U.S. equity markets increased dramatically from a year ago. The volatility for the S&P 500 for the year ended July 31, 2009, was 45.50%, which was considerably higher than the prior year’s volatility of 20.90%. At a given index return level, increased volatility tends to negatively impact performance over time, as described in the previous section. The most volatile ProFund benchmark indices were the Dow Jones U.S. Banks Index and the Dow Jones U.S. Real Estate Index. The least volatile indices were the U.S. Dollar Index and the Dow Jones U.S. Pharmaceuticals Index. The volatility of each index is shown below.

Index Volatility

Underlying Index	One Year Return[1,2]	Index Volatility
Dow Jones U.S. Banks Index	–37.04%	102.07%
Dow Jones U.S. Real Estate Index	–37.95%	93.80%
Dow Jones U.S. Financials Index	–33.68%	83.10%
Dow Jones U.S. Mobile Telecommunications Index	–50.32%	81.54%
Dow Jones Precious Metals Index	–12.60%	79.51%
Bank of New York Mellon Latin America 35 ADR Index	–25.71%	78.90%
Dow Jones U.S. Oil Equipment, Services & Distribution Index	–46.53%	76.46%
Bank of New York Mellon Emerging Markets 50 ADR Index	–17.60%	67.90%
Bank of New York Mellon China Select ADR Index	–8.43%	65.10%
Dow Jones U.S. Basic Materials Index	–35.12%	64.80%
Dow Jones U.S. Oil & Gas Index	–28.57%	60.80%
S&P SmallCap 600/Citigroup Value Index	–18.44%	54.71%
Russell 2000 Index	–20.75%	53.70%
ProFunds Europe 30 Index	–27.11%	53.66%
Dow Jones U.S. Semiconductors Index	–9.20%	53.00%
Dow Jones Internet Composite Index	–6.19%	50.40%
S&P MidCap 400 Index	–20.27%	49.80%
S&P 500/Citigroup Value Index	–23.62%	49.52%
Dow Jones U.S. Industrials Index	–28.31%	47.70%
Dow Jones U.S. Telecommunications Index	–13.14%	45.90%
S&P 500 Index	–19.95%	45.50%
Dow Jones U.S. Technology Index	–8.17%	44.90%
NASDAQ 100 Index	–12.67%	44.70%
Dow Jones U.S. Consumer Services Index	–11.81%	42.50%
Dow Jones U.S. Utilities Index	–21.12%	40.30%
MSCI EAFE Index	–22.60%	39.30%
Dow Jones U.S. Health Care Index	–10.60%	34.10%
Dow Jones U.S. Consumer Goods Index	–8.28%	32.80%
Nikkei 225 Stock Average	–9.96%	23.54%
S&P SmallCap 600/Citigroup Growth Index	–20.42%	22.56%
S&P MidCap 400/Citigroup Value Index	–20.11%	21.70%
S&P MidCap 400/Citigroup Growth Index	–20.50%	21.39%
Dow Jones U.S. Biotechnology Index	–10.45%	20.30%
S&P 500/Citigroup Growth Index	–16.42%	19.03%
Dow Jones U.S. Pharmaceuticals Index	–4.96%	16.33%
U.S. Dollar Index	6.96%	13.71%

[1]	Performances are total return except for the ProFunds Europe 30 Index and the U.S. Dollar Index.
[2]	The index returns presented account for the theoretical reinvestment of dividends in the index (excluding the ProFunds Europe 30 Index).

Costs of Leveraged and Inverse Exposure

The cost (benefit) associated with obtaining leveraged (inverse) exposure varied greatly over the period. One week Libor, (the most common benchmark financing rate for the Funds) was 2.435% at the beginning of the year, dropping to 0.26% at the end of the period. Each Ultra Fund essentially pays one-times this rate plus a spread, while each Short, and Ultra Short essentially receives two and three-time this rate respectively. Beyond basic financing rates, Inverse Funds are also negatively impacted by the costs associated with obtaining short exposure through instruments such as swaps and futures. These costs varied greatly from Index to Index with the small-cap and international indexes experiencing the highest short exposure costs.

ProFunds does not invest the assets of the Funds based on its view of the investment merit of a particular security or instrument of a company. In addition, ProFunds does not conduct conventional stock research or analysis; forecast stock market movements, trends or market conditions; or normally take defensive positions.

Bull ProFund

The Bull ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500® Index. For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –21.23%, compared to a total return of –19.95%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization weighted index of 500 U.S. operating companies and REITs selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and an ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were Apple (+2.79%), JP Morgan Chase (–4.87%), and International Business Machines (–7.85%), while the bottom three performers in this group were General Electric (–52.63%), Chevron (–17.85%) and Procter & Gamble (–15.26%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Bull ProFund from July 31, 1999 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009			Expense Ratios*
	Inception Date	1 Year	5 Year	10 Year	Gross	Net

Investor	12/1/1997	–21.23%	–1.77%	–3.50%	1.59%	1.59%

Service	12/1/1997	–21.98%	–2.76%	–4.44%	2.59%	2.59%

S&P 500 Index	12/1/1997	–19.95%	–0.14%	–1.19%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

v

Mid-Cap ProFund

The Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400® Index. For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –23.02%, compared to a total return of –20.27%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as that of the Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. It is a capitalization-weighted index of 400 U.S. operating companies and REITs. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were Cerner Corp. (+45.72%), Ross Stores (+16.10%), and Advance Auto Parts (+12.51%), while the bottom three performers in this group were Pride International (–35.32%), Newfield Exploration (–19.70%), and Energizer Holdings (–10.20%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Mid-Cap ProFund from September 4, 2001 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	9/4/2001	–23.02%	0.69%	1.71%	1.90%	1.68%

Service	9/4/2001	–23.85%	–0.32%	0.78%	2.90%	2.68%

S&P MidCap 400 Index	9/4/2001	–20.27%	3.03%	4.44%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 The Index is a price return Index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Small-Cap ProFund

The Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000® Index. For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –22.92%, compared to a total return of –20.75%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were Palm Inc. (+139.06%), Human Genome Sciences Inc. (+115.69%), and Medarex Inc. (+60.63%), while the bottom three performers in this group were Tupperware Brands (–12.64%), Onyx Pharmaceuticals Inc. (–11.31%), and Solera Holdings Inc. (–7.11%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Small-Cap ProFund from September 4, 2001 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	9/4/2001	–22.92%	–0.24%	1.25%	1.81%	1.68%

Service	9/4/2001	–23.62%	–1.22%	0.24%	2.81%	2.68%

Russell 2000 Index	9/4/2001	–20.75%	1.55%	3.62%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 The Index is a price return Index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

NASDAQ-100 ProFund

The NASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100® Index. For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –14.17%, compared to a total return of –12.67%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were Teva Pharmaceuticals (+18.96%), Apple (+2.79%), and Oracle (+2.79%), while the bottom three performers in this group were Research in Motion (–38.13%), Qualcomm (–16.50%), and Intel (–13.25%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the NASDAQ-100 ProFund from August 7, 2000 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	8/7/2000	–14.17%	1.87%	–9.48%	1.53%	1.53%

Service	8/7/2000	–15.09%	0.83%	–10.37%	2.53%	2.53%

NASDAQ-100 Index	8/7/2000	–12.67%	3.25%	–8.61%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 The Index is a price return Index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Large-Cap Value ProFund

The Large-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Value Index1. For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –25.30%, compared to a total return of –23.62%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500/Citigroup Value Index is a market capitalization-weighted index comprised of the stocks in the S&P 500 Index that have value characteristics, based on the Index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the Index underlying the Fund’s benchmark was named the S&P 500/Barra Value Index. Formerly, the Index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were JP Morgan Chase (–4.87%), Verizon Communications (–5.79%), and Merck & Co. (–8.78%), while the bottom three performers in this group were Bank of America (–55.05%), General Electric (–52.63%), and Wells Fargo (–19.19%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Large-Cap Value ProFund from October 1, 2002 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	10/1/2002	–25.30%	–2.80%	2.10%	1.75%	1.68%

Service	10/1/2002	–26.04%	–3.76%	1.11%	2.75%	2.68%

S&P 500/Citigroup Value Index[4]	10/1/2002	–23.62%	–0.81%	4.68%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P 500/Barra Value Index. The former Index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value Index.

2 The Index is a price return Index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

4 The S&P 500/Barra Value Index represents performance from October 1, 2002 to December 16, 2005 and the S&P 500/Citigroup Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Large-Cap Growth ProFund

The Large-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Growth Index1. For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –18.42%, compared to a total return of –16.42%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500/Citigroup Growth Index is a market capitalization-weighted index comprised of the stocks in the S&P 500 Index that have growth characteristics, based on the Index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the Index underlying the Fund’s benchmark was named the S&P 500/Barra Growth Index. Formerly, the Index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were Apple (+2.79%), Cisco Systems (+0.09%), and Google (–6.48%), while the bottom three performers in this group were Chevron (–17.85%), Procter & Gamble (–15.26%), and PepsiCo (–14.74%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Large-Cap Growth ProFund from October 1, 2002 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	10/1/2002	–18.42%	–1.77%	1.37%	1.64%	1.64%

Service	10/1/2002	–19.22%	–2.73%	0.42%	2.64%	2.64%

S&P 500/Citigroup Growth Index[4]	10/1/2002	–16.42%	0.43%	3.84%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P 500/Barra Growth Index. The former Index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value Index.

2 The Index is a price return Index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

4 The S&P 500/Barra Growth Index represents performance from October 1, 2002 to December 16, 2005 and the S&P 500/Citigroup Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

x

Mid-Cap Value ProFund

The Mid-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Value Index1. For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –22.62%, compared to a total return of –20.11%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P MidCap 400/Citigroup Value Index is a market capitalization-weighted index comprised of the stocks in the S&P MidCap 400 Index that have value characteristics, based on the Index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the Index underlying the Fund’s benchmark was named the S&P MidCap 400/Barra Value Index. Formerly, the Index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were Carmax (+20.37%), Lubrizol Corp. (+16.33%), and Vertex Pharmaceuticals (+4.38%), while the bottom three performers in this group were New York Community Bancorp (–34.18%), ONEOK (–27.22%), and Avnet (–10.49%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Mid-Cap Value ProFund from September 4, 2001 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	9/4/2001	–22.62%	0.36%	2.13%	1.80%	1.68%

Service	9/4/2001	–23.40%	–0.64%	1.15%	2.80%	2.68%

S&P MidCap 400/Citigroup Value Index[4]	9/4/2001	–20.11%	2.68%	5.24%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P MidCap 400/Barra Value Index. The former Index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value Index.

2 The Index is a price return Index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

4 The S&P MidCap 400/Barra Value Index represents performance from September 4, 2001 to December 16, 2005 and the S&P MidCap 400/Citigroup Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Mid-Cap Growth ProFund

The Mid-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Growth Index.1 For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –21.40%, compared to a total return of –20.50%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P MidCap 400/Citigroup Growth Index is a market capitalization-weighted index comprised of the stocks in the S&P MidCap 400 Index that have growth characteristics, based on the Index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the Index underlying the Fund’s benchmark was named the S&P MidCap 400/Barra Growth Index. Formerly, the Index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were Cerner Corp. (+45.72%), Dollar Tree Inc. (+22.99%), Ross Stores (+16.10%), while the bottom three performers in this group were Joy Global (–48.52%), Roper Industrials (–21.84%), and Energizer Holdings (–10.20%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Mid-Cap Growth ProFund from September 4, 2001 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	9/4/2001	–21.40%	1.61%	1.02%	1.74%	1.68%

Service	9/4/2001	–22.14%	0.59%	0.02%	2.74%	2.68%

S&P MidCap 400/Citigroup Growth Index[4]	9/4/2001	–20.50%	3.39%	3.59%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P 400/Barra Growth Index. The former Index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value Index.

2 The Index is a price return Index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

4 The S&P MidCap 400/Barra Growth Index represents performance from September 4, 2001 to December 16, 2005 and the S&P MidCap 400/Citigroup Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Small-Cap Value ProFund

The Small-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.1 For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –20.45%, compared to a return of –18.44%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P SmallCap 600/Citigroup Value Index is a market capitalization-weighted index comprised of the stocks in the S&P SmallCap 600 Index that have value characteristics, based on the Index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the Index underlying the Fund’s benchmark was named the S&P SmallCap 600/Barra Value Index. Formerly, the Index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were Rock–Tenn Company (+26.47%), New Jersey Resources Corp. (+13.23%), and Watsco Inc. (+5.19%), while the bottom three performers in this group were Emcor (–19.92%), Senior Housing Properties Trust (–11.35%), and National Retail Properties (–6.76%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Small-Cap Value ProFund from September 4, 2001 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	9/4/2001	–20.45%	–0.44%	1.49%	2.04%	1.68%

Service	9/4/2001	–21.27%	–1.44%	0.46%	3.04%	2.68%

S&P SmallCap 600/Citigroup Value Index[4]	9/4/2001	–18.44%	1.80%	4.48%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P SmallCap 600/Barra Value Index. The former Index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

4 The S&P SmallCap 600/Barra Value Index represents performance from September 4, 2001 to December 16, 2005 and the S&P SmallCap 600/Citigroup Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Small-Cap Growth ProFund

The Small-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Growth Index.1 For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –22.09%, compared to a total return of –20.42%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P SmallCap 600/Citigroup Growth Index is a market capitalization-weighted index comprised of the stocks in the S&P SmallCap 600 Index that have growth characteristics, based on the Index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the Index underlying the Fund’s benchmark was named the S&P SmallCap 600/Barra Growth Index. Formerly, the Index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were Tractor Supply Company (+26.20%), Varian Semiconductor (+9.65%), and Seacor Holdings (–5.01%), while the bottom three performers in this group were St. Mary Land & Exploration (–43.91%), Curtiss-Wright Corp. (–37.25%), and Gardner Denver Inc. (–35.99%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Small-Cap Growth ProFund from September 4, 2001 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	9/4/2001	–22.09%	1.04%	2.48%	1.93%	1.68%

Service	9/4/2001	–22.85%	0.03%	1.52%	2.93%	2.68%

S&P SmallCap 600/Citigroup Growth Index[4]	9/4/2001	–20.42%	2.70%	4.81%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P SmallCap 600/Barra Growth Index. The former Index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

4 The S&P SmallCap 600/Barra Growth Index represents performance from September 4, 2001 to December 16, 2005 and the S&P SmallCap 600/Citigroup Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Europe 30 ProFund

The Europe 30 ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index. 1 For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –25.49%, compared to a price return of –27.11%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The ProFunds Europe 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on NASDAQ as depositary receipts or ordinary shares. The component companies in the ProFunds Europe 30 Index are determined annually based upon their U.S. Dollar-traded volume. Their relative weights are determined using a modified market capitalization method. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted Index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were GlaxoSmithKline (–17.76%), Novartis (–23.13%), and Vodafone (–23.29%), while the bottom three performers in this group were Rio Tinto (–59.87%), Nokia (–51.17%), and HSBC Holdings (–32.26%).

Value of a $10,000 Investment†,1

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Europe 30 ProFund from July 31, 1999 to July 31, 2009, assuming the reinvestment of distributions. From July 31, 1999 to September 4, 2001 Europe 30 ProFund sought daily investment results that corresponded to twice (200%) the performance of a different benchmark index, the ProFunds Europe Index (“PEI”).

Performance Data

		Average Annual Total Return as of July 31, 2009			Expense Ratios*
	Inception Date	1 Year	5 Year	10 Year	Gross	Net

Investor	3/15/1999	–25.49%	1.27%	–4.43%	1.67%	1.67%

Service	3/15/1999	–26.16%	0.31%	–4.53%	2.67%	2.67%

ProFunds Europe 30 Index	10/18/1999	–27.11%	0.53%	–1.30%	N/A	N/A

Dow Jones STOXX 50 Index	3/15/1999	–23.74%	4.51%	1.53%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 Prior to September 4, 2001, Europe 30 ProFund was named “UltraEurope ProFund” and sought daily investment results, that corresponded to twice (200%) the daily performance of the ProFunds Europe Index (PEI). The PEI averaged, on an equal-weighted basis, the daily U.S. dollar results of three European stock indices: the Financial Times Stock Exchange 100 Index, the Deutsche Aktienindex and the CAC-40.

2 The ProFunds Europe 30 Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

4 The Dow Jones STOXX 50 Index is a capitalization-weighted index of 50 European blue-chip stocks. The Dow Jones STOXX 50 Index is a price return Index. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

5 The inception date of the ProFunds Europe 30 Index was October 18, 1999. Index data is provided for periods prior to October 18, 1999 solely for purposes of comparison.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraBull ProFund

The UltraBull ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500® Index. For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –49.27%, compared to a total return of –19.95%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization-weighted Index of 500 U.S. operating companies and REITs selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and an ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were Apple (+2.79%), JP Morgan Chase (–4.87%), and International Business Machines (–7.85%), while the bottom three performers in this group were General Electric (–52.63%), Chevron (–17.85%), and Procter & Gamble (–15.26%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraBull ProFund from July 31, 1999 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009			Expense Ratios*
	Inception Date	1 Year	5 Year	10 Year	Gross	Net

Investor	11/27/1997	–49.27%	–10.66%	–12.47%	1.50%	1.50%

Service	11/27/1997	–49.77%	–11.54%	–13.29%	2.50%	2.50%

S&P 500 Index	11/27/1997	–19.95%	–0.14%	–1.19%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraMid-Cap ProFund

The UltraMid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400® Index. For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –51.97%, compared to a total return of –20.27%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. It is a capitalization-weighted index of 400 U.S. operating companies and REITs. Securities are selected for inclusion in the index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were Cerner Corp. (+45.72%), Ross Stores (+16.10%), and Advance Auto Parts (+12.51%), while the bottom three performers in this group were Pride International (–35.32%), Newfield Exploration (–19.70%), and Energizer Holdings (–10.20%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraMid-Cap ProFund from February 7, 2000 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	2/7/2000	–51.97%	–5.96%	–3.73%	1.54%	1.54%

Service	2/7/2000	–52.38%	–6.88%	–4.66%	2.54%	2.54%

S&P MidCap 400 Index	2/7/2000	–20.27%	3.03%	4.94%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraSmall-Cap ProFund

The UltraSmall-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000® Index. For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –54.70%, compared to a total return of –20.75%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were Palm Inc. (+139.06%), Human Genome Sciences Inc. (+115.69%), and Medarex Inc. (+60.63%), while the bottom three performers in this group were Tupperware Brands (–12.64%), Onyx Pharmaceuticals Inc. (–11.31%), and Solera Holdings Inc. (–7.11%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraSmall-Cap ProFund from February 7, 2000 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	2/7/2000	–54.70%	–10.47%	–10.38%	1.49%	1.49%

Service	2/7/2000	–55.23%	–11.41%	–11.29%	2.49%	2.49%

Russell 2000 Index	2/7/2000	–20.75%	1.55%	1.84%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 The Index is a price return Index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraDow 30 ProFund

The UltraDow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones Industrial Average (“DJIA”). For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –43.87%, compared to a total return of –16.60%1 for the DJIA. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the DJIA.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The Dow Jones Industrial Average is a price-weighted index maintained by editors of The Wall Street Journal. The DJIA includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The DJIA is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire index is reviewed.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were 3M (+0.18%), Coca-Cola (–3.22%), and International Business Machines (–7.85%), while the bottom three performers were Chevron (–17.85%), Procter & Gamble (–15.26%), and Wal-Mart (–14.91%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraDow 30 ProFund from June 3, 2002 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	6/3/2002	–43.87%	–9.34%	–6.88%	1.55%	1.55%

Service	6/3/2002	–44.37%	–10.21%	–7.74%	2.55%	2.55%

Dow Jones Industrial Average	6/3/2002	–16.60%	0.53%	1.65%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraNASDAQ-100 ProFund

The UltraNASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100® Index. For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –39.18%, compared to a total return of –12.67%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were Teva Pharmaceuticals (+18.96%), Apple (+2.79%), and Oracle (+2.79%), while the bottom three performers in this group were Research in Motion (–38.13%), Qualcomm (–16.50%), and Intel (–13.25%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraNASDAQ-100 ProFund from July 31, 1999 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009			Expense Ratios*
	Inception Date	1 Year	5 Year	10 Year	Gross	Net

Investor	12/1/1997	–39.18%	–5.09%	–21.85%	1.46%	1.46%

Service	12/1/1997	–39.86%	–6.03%	–22.53%	2.46%	2.46%

NASDAQ-100 Index	12/1/1997	–12.67%	3.25%	–3.12%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 The Index is a price return Index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraInternational ProFund

The UltraInternational ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index. Since the foreign markets are not open when this ProFund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –55.14%, compared to a total return of –22.60%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the U.S.-traded MSCI EAFE futures contract.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The MSCI EAFE Index is a free-float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index has constituent companies from the following 21 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. MSCI EAFE Index levels and the price of the related futures contracts are expressed in U.S. Dollar terms and as such they should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers (in U.S. Dollar terms) were Toyota (–2.30%), Telefonica (–4.69%), and Nestle (–6.41%), while the bottom three performers in this group were HSBC Holdings (–30.19%), Total (–28.04%), and Vodafone (–24.01%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraInternational ProFund from April 19, 2006 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009		Expense Ratios*
	Inception Date	1 Year	Since Inception	Gross	Net

Investor	4/19/2006	–55.14%	–25.28%	1.58%	1.58%

Service	4/19/2006	–55.59%	–26.03%	2.58%	2.58%

MSCI EAFE Index	4/19/2006	–22.60%	–5.49%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the U.S.-traded MSCI EAFE futures contracts.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraEmerging Markets ProFund

The UltraEmerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index. For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –57.03%, compared to a total return of –17.60%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The Bank of New York Mellon Emerging Markets 50 ADR Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have Depositary Receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following emerging market countries: Brazil, South Korea, Mexico, Taiwan, China, Hong Kong, South Africa, India, Israel, Russia, Indonesia, and Argentina. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were Teva Pharmaceuticals (+18.96%), China Life Insurance (+17.62%), and Taiwan Semiconductor (+10.76%), while the bottom three performers in this group were Vale Class A Preferred (–34.28%), Petroleo Brasileiro S.A. Preferred (–26.48%), and Petroleo Brasileiro S.A. (–26.24%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraEmerging Markets ProFund from April 19, 2006 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009		Expense Ratios*
	Inception Date	1 Year	Since Inception	Gross	Net

Investor	4/19/2006	–57.03%	–14.88%	1.44%	1.44%

Service	4/19/2006	–57.48%	–15.77%	2.44%	2.44%

Bank of New York Mellon Emerging Markets 50 ADR Index	4/19/2006	–17.60%	5.07%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraLatin America ProFund

The UltraLatin America ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Bank of New York Mellon Latin America 35 ADR Index. For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –70.90%, compared to a price return of
–25.71%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The Bank of New York Mellon Latin America 35 ADR Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of a Latin American country and who also have Depositary Receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following countries: Brazil, Mexico, Chile, Argentina, Peru, and Colombia. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were Companhia De Bebidas ADS (+18.76%), America Movil (–14.81%), and Itau Unibanco Holdings ADS (–16.01%), while the bottom three performers in this group were Companhia Siderurgica Nacional ADS (–34.68%), Vale S.A. ADS (–34.30%), and Vale S.A. Class A Preferred ADS (–34.28%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraLatin America ProFund from October 16, 2007 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009		Expense Ratios*
	Inception Date	1 Year	Since Inception	Gross	Net

Investor	10/16/2007	–70.90%	–51.34%	1.66%	1.66%

Service	10/16/2007	–71.20%	–51.77%	2.66%	2.66%

Bank of New York Mellon Latin America 35 ADR Index	10/16/2007	–25.71%	–12.10%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraChina ProFund

The UltraChina ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Bank of New York Mellon China Select ADR Index. For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –47.79%, compared to a price return of –8.43%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The Bank of New York Mellon China Select ADR Index is a free-float adjusted capitalization-weighted Index. The Index is designed to track the performance of a basket of Chinese companies who have Depositary Receipts that trade on a U.S. exchange or on NASDAQ. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were China Life Insurance ADS (+17.62%), Aluminum Corp. of China ADS (+13.66%), and Ctrip.com ADS (+13.66%), while the bottom three performers in this group were China Unicom ADS (–29.72%), China Mobil ADS (–21.51%), and China Petroleum & Chemical ADS (–15.09%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraChina ProFund from February 4, 2008 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009		Expense Ratios*
	Inception Date	1 Year	Since Inception	Gross	Net

Investor	2/4/2008	–47.79%	–52.32%	1.53%	1.53%

Service	2/4/2008	–48.34%	–52.83%	2.53%	2.53%

Bank of New York Mellon China Select ADR Index	2/4/2008	–8.43%	–16.24%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 The Index is a price return index. The index returns reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraJapan ProFund

The UltraJapan ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Nikkei 225 Stock Average. Since the Japanese markets are not open when this ProFund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. For the twelve months ending July 31, 2009, the Fund (Investor Class shares) had a total return of –57.68%, compared to a total return of –9.96% for the Index as measured in unhedged U.S. Dollar terms, or –21.09% in local (Japanese Yen) terms.1 The U.S. Dollar-denominated Nikkei futures contracts held in the Fund are not directly impacted by the Dollar/Yen exchange rate, which may cause the Fund to over or underperform versus the performance of the Nikkei 225 Stock Average measured in unhedged USD terms, depending upon whether the U.S. Dollar rises or falls in value versus the Yen. During the year, the Fund was generally not exposed to fluctuations in the Dollar/Yen exchange rate. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the U.S.-traded U.S. Dollar-denominated futures contract on the Nikkei 225 Stock Average.2

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The Nikkei 225 Stock Average is a modified price-weighted Index of 225 large, actively traded Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by the Nihon Keizai Shimbun.

Among the ten highest weighted Index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers (in U.S. Dollar terms) were Fast Retailing (+15.80%), Softbank Corp. (+15.65%), and Fanuc (+2.85%), while the bottom three performers in this group were Canon (–18.79%), TDK Corp. (–12.58%), and Shin-Etsu Chemical (–12.49%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraJapan ProFund from February 7, 2000 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	2/7/2000	–57.68%	–12.20%	–19.97%	1.66%	1.66%

Service	2/7/2000	–58.09%	–13.07%	–20.77%	2.66%	2.66%

Nikkei 225 Stock Average—USD Terms	2/7/2000	–9.96%	2.73%	–4.32%	N/A	N/A

Nikkei 225 Stock Average—Local (Yen) Terms	2/7/2000	–21.09%	–0.58%	–5.72%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends in the Index. Unhedged U.S. Dollar performance is calculated by converting U.S. Dollars to Yen at the beginning of the period and back to U.S. Dollars at the end of the period. “Local (Yen)” returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the U.S.-traded U.S. Dollar-denominated future contract on the Nikkei 225 Stock Average.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Bear ProFund

The Bear ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500® Index. For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of 2.26%, compared to a total return of –19.95%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization-weighted index of 500 U.S. operating companies and REITs selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were Apple (+2.79%), JP Morgan Chase (–4.87%), and International Business Machines (–7.85%), while the bottom three performers in this group were General Electric (–52.63%), Chevron (–17.85%) and Procter & Gamble (–15.26%). Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Bear ProFund from July 31, 1999 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009			Expense Ratios*
	Inception Date	1 Year	5 Year	10 Year	Gross	Net

Investor	12/30/1997	2.26%	–0.40%	0.84%	1.56%	1.56%

Service	12/30/1997	1.24%	–1.37%	–0.12%	2.56%	2.56%

S&P 500 Index	12/30/1997	–19.95%	–0.14%	–1.19%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Short Small-Cap ProFund

The Short Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000® Index. For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –6.87%, compared to a total return of –20.75%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were Palm Inc. (+139.06%), Human Genome Sciences Inc. (+115.69%), and Medarex Inc. (+60.63%), while the bottom three performers in this group were Tupperware Brands (–12.64%), Onyx Pharmaceuticals Inc. (–11.31%), and Solera Holdings Inc. (–7.11%). Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Short Small-Cap ProFund from May 1, 2002 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	5/1/2002	–6.87%	–5.95%	–7.02%	1.62%	1.62%

Service	5/1/2002	–7.75%	–6.87%	–7.89%	2.62%	2.62%

Russell 2000 Index	5/1/2002	–20.75%	1.55%	2.55%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Short NASDAQ-100 ProFund

The Short NASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100® Index. For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –7.10%, compared to a total return of –12.67%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were Teva Pharmaceuticals (+18.96%), Apple (+2.79%), and Oracle (+2.79%), while the bottom three performers in this group were Research in Motion (–38.13%), Qualcomm
(–16.50%), and Intel (–13.25%). Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Short NASDAQ-100 ProFund from May 1, 2002 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	5/1/2002	–7.10%	–4.88%	–7.56%	1.74%	1.68%

Service	5/1/2002	–8.09%	–5.85%	–8.51%	2.74%	2.68%

NASDAQ-100 Index	5/1/2002	–12.67%	3.25%	3.71%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraBear ProFund

The UltraBear ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P 500® Index. For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –14.45%, compared to a total return of –19.95%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization-weighted index of 500 U.S. operating companies and REITs selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were Apple (+2.79%), JP Morgan Chase (–4.87%), and International Business Machines (–7.85%), while the bottom three performers in this group were General Electric (–52.63%), Chevron
(–17.85%) and Procter & Gamble (–15.26%). Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraBear ProFund from July 31, 1999 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009			Expense Ratios*
	Inception Date	1 Year	5 Year	10 Year	Gross	Net

Investor	12/22/1997	–14.45%	–7.86%	–4.56%	1.49%	1.49%

Service	12/22/1997	–15.26%	–8.73%	–5.42%	2.49%	2.49%

S&P 500 Index	12/22/1997	–19.95%	–0.14%	–1.19%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraShort Mid-Cap ProFund

The UltraShort Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P MidCap 400® Index. For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –25.44%, compared to a total return of –20.27%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. It is a capitalization-weighted index of 400 U.S. operating companies and REITS. Securities are selected for inclusion in the index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were Cerner Corp. (+45.72%), Ross Stores (+16.10%), and Advance Auto Parts (+12.51%), while the bottom three performers in this group were Pride International (–35.32%), Newfield Exploration (–19.70%), and Energizer Holdings (–10.20%). Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Mid-Cap ProFund from January 30, 2004 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	1/30/2004	–25.44%	–17.63%	–16.49%	1.63%	1.63%

Service	1/30/2004	–26.27%	–18.50%	–17.39%	2.63%	2.63%

S&P MidCap 400 Index	1/30/2004	–20.27%	3.03%	2.56%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraShort Small-Cap ProFund

The UltraShort Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Russell 2000® Index. For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –35.45%, compared to a return of –20.75%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were Palm Inc. (+139.06%), Human Genome Sciences Inc. (+115.69%), and Medarex Inc. (+60.63%), while the bottom three performers in this group were Tupperware Brands (–12.64%), Onyx Pharmaceuticals Inc. (–11.31%), and Solera Holdings Inc. (–7.11%). Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Small-Cap ProFund from January 30, 2004 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	1/30/2004	–35.45%	–20.72%	–18.32%	1.46%	1.46%

Service	1/30/2004	–36.03%	–21.50%	–19.12%	2.46%	2.46%

Russell 2000 Index	1/30/2004	–20.75%	1.55%	0.56%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraShort Dow 30 ProFund

The UltraShort Dow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones Industrial Average (“DJIA”). For the twelve months ending July 31, 2009, the Fund (Investor Class shares) had a total return of –14.26%, compared to a total return of –16.60%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The Dow Jones Industrial Average is a price-weighted index maintained by editors of The Wall Street Journal. The DJIA includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The DJIA is not limited to traditionally defined industrial stocks. Instead, the index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire index is reviewed.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were 3M (+0.18%), Coca-Cola (–3.22%), and International Business Machines (–7.85%), while the bottom three performers were Chevron (–17.85%), Procter & Gamble (–15.26%), and Wal-Mart (–14.91%). Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this Fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Dow 30 ProFund from July 22, 2004 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	7/22/2004	–14.26%	–8.11%	–8.45%	1.66%	1.66%

Service	7/22/2004	–15.15%	–9.05%	–9.38%	2.66%	2.66%

Dow Jones Industrial Average	7/22/2004	–16.60%	0.53%	0.71%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraShort NASDAQ-100 ProFund

The UltraShort NASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100® Index. For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –28.19%, compared to a total return of –12.67%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the Index’s daily performance.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were Teva Pharmaceuticals (+18.96%), Apple (+2.79%), and Oracle (+2.79%), while the bottom three performers in this group were Research in Motion (–38.13%), Qualcomm (–16.50%), and Intel (–13.25%). Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort NASDAQ-100 ProFund from July 31, 1999 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009			Expense Ratios*
	Inception Date	1 Year	5 Year	10 Year	Gross	Net

Investor	6/2/1998	–28.19%	–16.53%	–22.37%	1.50%	1.50%

Service	6/2/1998	–28.88%	–17.35%	–23.08%	2.50%	2.50%

NASDAQ-100 Index	6/2/1998	–12.67%	3.25%	–3.12%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraShort International ProFund

The UltraShort International ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index. Since the foreign markets are not open when this ProFund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –34.83%, compared to a total return of –22.60%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the U.S.-traded MSCI EAFE futures contract.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The MSCI EAFE Index is a free-float adjusted market capitalization Index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index has constituent companies from the following 21 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. MSCI EAFE Index levels and the price of the related futures contracts are expressed in U.S. Dollar terms and as such they should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers (in U.S. Dollar terms) were Toyota (–2.30%), Telefonica (–4.69%), and Nestle (–6.41%), while the bottom three performers in this group were HSBC Holdings (–30.19%), Total (–28.04%), and Vodafone (–24.01%). Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort International ProFund from April 19, 2006 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009		Expense Ratios*
	Inception Date	1 Year	Since Inception	Gross	Net

Investor	4/19/2006	–34.83%	–14.89%	1.62%	1.62%

Service	4/19/2006	–35.45%	–15.73%	2.62%	2.62%

MSCI EAFE Index	4/19/2006	–22.60%	–5.49%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the U.S.-traded MSCI EAFE futures contracts.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraShort Emerging Markets ProFund

The UltraShort Emerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index. For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –65.05%, compared to a total return of –17.60%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The Bank of New York Mellon Emerging Markets 50 ADR Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have Depositary Receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following emerging market countries: Brazil, South Korea, Mexico, Taiwan, China, Hong Kong, South Africa, India, Israel, Russia, Indonesia, and Argentina. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were Teva Pharmaceuticals (+18.96%), China Life Insurance (+17.62%), and Taiwan Semiconductor (+10.76%), while the bottom three performers in this group were Vale Class A Preferred (–34.28%), Petroleo Brasileiro S.A. Preferred (–26.48%), and Petroleo Brasileiro S.A. (–26.24%). Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Emerging Markets ProFund from April 19, 2006 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009		Expense Ratios*
	Inception Date	1 Year	Since Inception	Gross	Net

Investor	4/19/2006	–65.05%	–49.11%	1.53%	1.53%

Service	4/19/2006	–65.37%	–49.58%	2.53%	2.53%

Bank of New York Mellon Emerging Markets 50 ADR Index	4/19/2006	–17.60%	5.07%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraShort Latin America ProFund

The UltraShort Latin America ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Bank of New York Mellon Latin America 35 ADR Index. For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –74.07%, compared to a total return of –25.71%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The Bank of New York Mellon Latin America 35 ADR Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of a Latin American country and who also have Depositary Receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following countries: Brazil, Mexico, Chile, Argentina, Peru, and Colombia. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were Companhia De Bebidas ADS (+18.76%), America Movil (–14.81%), and Itau Unibanco Holdings ADS (–16.01%), while the bottom three performers in this group were Companhia Siderurgica Nacional ADS (–34.68%), Vale S.A. ADS (–34.30%), and Vale S.A. Class A Preferred ADS (–34.28%). Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Latin America ProFund from October 16, 2007 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009		Expense Ratios*
	Inception Date	1 Year	Since Inception	Gross	Net

Investor	10/16/2007	–74.07%	–63.54%	2.66%	1.68%

Service	10/16/2007	–74.35%	–63.89%	3.66%	2.68%

Bank of New York Mellon Latin America 35 ADR Index	10/16/2007	–25.71%	–12.10%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraShort China ProFund

The UltraShort China ProFund seeks daily investment results, before fees and expenses, that correspond to twice 200% the inverse opposite of the daily performance of the Bank of New York Mellon China Select ADR Index. For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –69.20%, compared to a total return of –8.43%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The Bank of New York Mellon China Select ADR Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of Chinese companies who have Depositary Receipts that trade on a U.S. exchange or on NASDAQ. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were China Life Insurance ADS (+17.62%), Aluminum Corp. of China ADS (+13.66%), and Ctrip.com ADS (+13.66%), while the bottom three performers in this group were China Unicom ADS (–29.72%), China Mobil ADS (–21.51%), and China Petroleum & Chemical ADS(–15.09%). Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort China ProFund from February 4, 2008 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009		Expense Ratios*
	Inception Date	1 Year	Since Inception	Gross	Net

Investor	2/4/2008	–69.20%	–48.81%	1.52%	1.52%

Service	2/4/2008	–69.52%	–49.33%	2.52%	2.52%

Bank of New York Mellon China Select ADR Index	2/4/2008	–8.43%	–16.24%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 The Index is a price return index. The index returns reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraShort Japan ProFund

The UltraShort Japan ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Nikkei 225 Stock Average. Since the Japanese markets are not open when this ProFund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –26.68%, compared to a total return of –9.96% for the Index as measured in unhedged U.S. Dollar terms, or –21.09% in local (Japanese Yen) terms.1 The U.S. Dollar-denominated Nikkei futures contracts held in the Fund are not directly impacted by the Dollar/Yen exchange rate, which may cause the Fund to over or underperform versus the performance of the Nikkei 225 Stock Average measured in unhedged USD terms, depending upon whether the dollar rises or falls in value versus the Yen. During the period, the Fund was generally not exposed to fluctuations in the Dollar/Yen exchange rate. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the U.S.-traded U.S. Dollar-denominated futures contract on the Nikkei 225 Stock Average.2

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The Nikkei 225 Stock Average is a modified price-weighted index of 225 large, actively traded Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by the Nihon Keizai Shimbun.

Among the ten highest weighted Index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers (in U.S. Dollar terms) were Fast Retailing (+15.80%), Softbank Corp. (+15.65%), and Fanuc (+2.85%), while the bottom three performers in this group were Canon (–18.79%), TDK Corp. (–12.58%), and Shin-Etsu Chemical (–12.49%). Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Japan ProFund from March 29, 2006 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009		Expense Ratios*
	Inception Date	1 Year	Since Inception	Gross	Net

Investor	3/29/2006	–26.68%	–1.07%	1.75%	1.68%

Service	3/29/2006	–27.44%	–2.09%	2.75%	2.68%

Nikkei 225 Stock Average—USD Terms	3/29/2006	–9.96%	–6.65%	N/A	N/A

Nikkei 225 Stock Average—Local (Yen) Terms	3/29/2006	–21.09%	–12.58%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends in the Index. Unhedged U.S. Dollar performance is calculated by converting U.S. Dollars to Yen at the beginning of the period and back to U.S. Dollars at the end of the period. “Local (Yen)” returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the U.S.-traded U.S. Dollar-denominated futures contract on the Nikkei 225 Stock Average.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Banks UltraSector ProFund

The Banks UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Banks Index. For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –67.23%, compared to a total return of –37.04%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Banks Index measures the performance of the banking sector of the U.S. equity market. Component companies include regional and major U.S. domiciled banks engaged in a wide range of financial services, including retail banking, loans, and money transmissions.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were JP Morgan Chase (–4.87%), BB&T (–18.34%), and Wells Fargo (–19.19%), while the bottom three performers in this group were Citigroup (–83.04%), Bank of America (–55.05%), and Sun Trust (–52.51%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Banks UltraSector ProFund from September 4, 2001 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	9/4/2001	–67.23%	–28.97%	–17.04%	1.98%	1.68%

Service	9/4/2001	–67.51%	–29.66%	–17.81%	2.98%	2.68%

Dow Jones U.S. Banks Index	9/4/2001	–37.04%	–12.53%	–4.88%	N/A	N/A

S&P 500 Index	9/4/2001	–19.95%	–0.14%	0.17%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Basic Materials UltraSector ProFund

The Basic Materials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Basic Materials Index. For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –56.78%, compared to a total return of –35.12%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials industry of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were PPG Industries (–9.30%), Newmont Mining (–13.78%), and Praxair (–16.59%), while the bottom three performers in this group were Alcoa (–65.16%), Peabody Energy (–51.06%), and Freeport-McMoRan Copper (–37.67%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Basic Materials UltraSector ProFund from September 4, 2001 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	9/4/2001	–56.78%	–2.15%	–0.76%	1.56%	1.56%

Service	9/4/2001	–57.22%	–3.12%	–1.52%	2.56%	2.56%

Dow Jones U.S. Basic Materials Index	9/4/2001	–35.12%	4.55%	5.28%	N/A	N/A

S&P 500 Index	9/4/2001	–19.95%	–0.14%	0.17%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Biotechnology UltraSector ProFund

The Biotechnology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Biotechnology Index. For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –21.14%, compared to a total return of –10.45%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Biotechnology Index measures the performance of the biotechnology subsector of the U.S. equity market. Component companies engage in the research and development of biological substances for drug discovery and diagnostic development. These companies derive most of their revenue from the sale or licensing of drugs and diagnostic tools.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were Vertex Pharmaceuticals (+4.38%), Amgen (–0.51%), and Alexion Pharmaceuticals (–6.03%), while the bottom three performers in this group were Genzyme Corp. (–32.30%), Biogen (–31.84%), and Celgene Corp. (–24.55%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Biotechnology UltraSector ProFund from June 19, 2000 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	6/19/2000	–21.14%	7.20%	–6.29%	1.60%	1.60%

Service	6/19/2000	–21.90%	6.13%	–7.19%	2.60%	2.60%

Dow Jones U.S. Biotechnology Index	6/19/2000	–10.45%	8.65%	–0.54%	N/A	N/A

S&P 500 Index	6/19/2000	–19.95%	–0.14%	–2.63%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Consumer Goods UltraSector ProFund

The Consumer Goods UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Consumer Goods Index. For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –18.76%, compared to a return of –8.28%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Consumer Goods Index measures the performance of consumer spending in the goods industry of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing accessories, and footwear. Prior to December 18, 2004, the index underlying the Fund’s benchmark was called the Dow Jones U.S. Consumer Non-Cyclical Sector Index and also included beverage companies, consumer service companies, durable and non-durable household product manufacturers, cosmetic companies, food products, and agriculture and tobacco products companies.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were Ford Motor Co. (+66.67%), Kimberly Clark (+1.07%), and Colgate-Palmolive (–2.46%), while the bottom three performers in this group were Procter & Gamble (–15.26%), PepsiCo (–14.74%), and Altria Group (–13.86%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Consumer Goods UltraSector ProFund from January 30, 2004 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	1/30/2004	–18.76%	–0.75%	–0.76%	2.47%	1.68%

Service	1/30/2004	–19.52%	–1.72%	–1.73%	3.47%	2.68%

Dow Jones U.S. Consumer Goods Index	1/30/2004	–8.28%	3.55%	3.48%	N/A	N/A

S&P 500 Index	1/30/2004	–19.95%	–0.14%	–0.45%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Consumer Services UltraSector ProFund

The Consumer Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Consumer Services Index. For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –24.37%, compared to a return of –11.81%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Consumer Services Index measures the performance of consumer spending in the services industry of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism. Prior to December 18, 2004, the index underlying the Fund’s benchmark was called the Dow Jones U.S. Consumer Cyclical Sector Index and also included airlines, auto manufacturers, auto parts companies, tires, consumer electronics, recreational products and services, restaurants, lodging, toys, home construction, home furnishings and appliances, footwear, clothing, and fabrics companies.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were Lowe’s (+10.53%), Home Depot (+8.85%), and Target (–3.56%), while the bottom three performers in this group were Comcast (–27.93%), Walt Disney (–17.23%), and Time Warner (–16.00%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Consumer Services UltraSector ProFund from January 30, 2004 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	1/30/2004	–24.37%	–7.94%	–8.49%	3.53%	1.68%

Service	1/30/2004	–25.10%	–8.82%	–9.34%	4.53%	2.68%

Dow Jones U.S. Consumer Services Index	1/30/2004	–11.81%	–1.16%	–1.79%	N/A	N/A

S&P 500 Index	1/30/2004	–19.95%	–0.14%	–0.45%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Financials UltraSector ProFund

The Financials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Financials Index. For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –59.88%, compared to a return of –33.68%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Financials Index measures the performance of the financial services industry of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were JP Morgan Chase (–4.87%), Visa (–10.40%), and Goldman Sachs (–11.27%), while the bottom three performers in this group were Citigroup (–83.04%), Bank of America (–55.05%), and U.S. Bancorp (–33.32%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Financials UltraSector ProFund from June 19, 2000 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	6/19/2000	–59.88%	–22.84%	–12.16%	2.02%	1.68%

Service	6/19/2000	–60.26%	–23.60%	–13.00%	3.02%	2.68%

Dow Jones U.S. Financials Index	6/19/2000	–33.68%	–9.53%	–2.23%	N/A	N/A

S&P 500 Index	6/19/2000	–19.95%	–0.14%	–2.63%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Health Care UltraSector ProFund

The Health Care UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Health Care Index. For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –21.63%, compared to a return of –10.60%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Health Care Index measures the performance of the healthcare industry of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices, and pharmaceuticals.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were Schering-Plough (+25.76%), Wyeth (+14.88%), and Bristol-Myers (+2.94%), while the bottom three performers in this group were Medtronic (–32.95%), Abbott Labs (–20.15%), and Pfizer (–14.68%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Health Care UltraSector ProFund from June 19, 2000 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	6/19/2000	–21.63%	–2.17%	–5.65%	1.76%	1.68%

Service	6/19/2000	–22.35%	–3.10%	–6.54%	2.76%	2.68%

Dow Jones U.S. Health Care Index	6/19/2000	–10.60%	2.21%	0.19%	N/A	N/A

S&P 500 Index	6/19/2000	–19.95%	–0.14%	–2.63%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Industrials UltraSector ProFund

The Industrials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Industrials Index. For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –46.08%, compared to a total return of –28.31%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Industrials Index measures the performance of the industrial industry of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were 3M (+0.18%), United Parcel Service (–14.82%), and United Technologies (–14.86%), while the bottom three performers in this group were General Electric (–52.63%), Caterpillar (–36.62%), and Honeywell (–31.75%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Industrials UltraSector ProFund from January 30, 2004 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	1/30/2004	–46.08%	–7.08%	–6.07%	2.18%	1.68%

Service	1/30/2004	–46.63%	–8.00%	–7.01%	3.18%	2.68%

Dow Jones U.S. Industrials Index	1/30/2004	–28.31%	–0.18%	0.29%	N/A	N/A

S&P 500 Index	1/30/2004	–19.95%	–0.14%	–0.45%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Internet UltraSector ProFund

The Internet UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones Internet Composite Index. For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –19.45%, compared to a total return of –6.19%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones Internet Composite Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet. The Index is composed of two sub-groups: Internet Commerce, comprised of companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site, and Internet Services, comprised of companies that derive the majority of their revenues from providing access to the Internet or providing services to people using the Internet.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were Check Point Software (+16.91%), Priceline.com (+12.76%), and Amazon (+12.34%), while the bottom three performers in this group were Salesforce.com (–32.06%), Yahoo! (–28.00%), and eBay (–15.57%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Internet UltraSector ProFund from June 19, 2000 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	6/19/2000	–19.45%	2.22%	–26.41%	1.67%	1.67%

Service	6/19/2000	–20.24%	1.21%	–27.22%	2.67%	2.67%

Dow Jones Internet Composite Index	6/19/2000	–6.19%	6.35%	–12.12%	N/A	N/A

S&P 500 Index	6/19/2000	–19.95%	–0.14%	–2.63%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Mobile Telecommunications UltraSector ProFund

The Mobile Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Mobile Telecommunications Index. For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –73.85%, compared to a return of
–50.32%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Mobile Telecommunications Index measures the performance of the mobile telecommunications sector of the U.S. equity market. Component companies include the providers of mobile telephone services, including cellular telephone systems, and paging and wireless services.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were MetroPCS Communications (–28.74%), Telephone & Data Systems Special Shares (–39.06%), and Telephone & Data Systems (–39.29%), while the bottom three performers in this group were NII Holdings (–57.89%), Sprint Nextel (–50.86%), and Leap Wireless (–44.47%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Mobile Telecommunications UltraSector ProFund from June 19, 2000 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	6/19/2000	–73.85%	–31.59%	–39.36%	1.92%	1.68%

Service	6/19/2000	–74.17%	–32.29%	–40.03%	2.92%	2.68%

Dow Jones U.S. Mobile Telecommunications Index	6/19/2000	–50.32%	–16.40%	–22.06%	N/A	N/A

S&P 500 Index	6/19/2000	–19.95%	–0.14%	–2.63%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Oil & Gas UltraSector ProFund

The Oil & Gas UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Oil & Gas Index. For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –49.30%, compared to a total return of –28.57%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Oil & Gas Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers, and service companies.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were Occidental Petroleum (–9.50%), Exxon Mobil (–12.48%), and XTO Energy (–14.82%), while the bottom three performers in this group were Schlumberger (–47.34%), ConocoPhillips (–46.47%), and Transocean (–41.42%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Oil & Gas UltraSector ProFund from June 19, 2000 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	6/19/2000	–49.30%	7.64%	3.84%	1.50%	1.50%

Service	6/19/2000	–49.80%	6.57%	2.83%	2.50%	2.50%

Dow Jones U.S. Oil & Gas Index	6/19/2000	–28.57%	11.10%	8.24%	N/A	N/A

S&P 500 Index	6/19/2000	–19.95%	–0.14%	–2.63%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Oil Equipment, Services & Distribution UltraSector ProFund

The Oil Equipment, Services & Distribution UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Oil Equipment, Services & Distribution Index. For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of
–69.72%, compared to a total return of –46.53%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Oil Equipment, Services & Distribution Index measures the performance of a subset of the oil and gas industry of the U.S. equity market. Component companies include suppliers of equipment and services to oil fields and offshore platforms, such as drilling, exploration, seismic-information services and platform construction. It also includes companies that operate pipelines carrying oil, gas or other forms of fuel, but excludes pipeline operators that derive the majority of their revenues from direct sales to end users.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were Cameron International (–34.61%), Nobel (–34.72%), and Transocean (–41.42%), while the bottom three performers in this group were National Oilwell (–54.29%), Baker Hughes (–51.15%), and Halliburton (–50.71%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Oil Equipment, Services & Distribution UltraSector ProFund from June 5, 2006 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009		Expense Ratios*
	Inception Date	1 Year	Since Inception	Gross	Net

Investor	6/5/2006	–69.72%	–22.58%	1.54%	1.54%

Service	6/5/2006	–70.00%	–23.36%	2.54%	2.54%

Dow Jones U.S. Oil Equipment, Services & Distribution Index	6/5/2006	–46.53%	–7.91%	N/A	N/A

S&P 500 Index	6/5/2006	–19.95%	–5.53%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

l

Pharmaceuticals UltraSector ProFund

The Pharmaceuticals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Pharmaceuticals Index. For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –13.80%, compared to a total return of –4.96%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Pharmaceuticals Index measures the performance of the pharmaceuticals subsector of the U.S. equity market. Component companies include the makers of prescription and over-the-counter drugs, such as birth control pills, vaccines, aspirin and cold remedies.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were Schering-Plough (+25.76%), Wyeth (+14.88%), and Bristol-Myers (+2.94%), while the bottom three performers in this group were Forest Labs (–27.26%), Eli Lilly (–25.94%), and Abbott Labs (–20.15%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Pharmaceuticals UltraSector ProFund from June 28, 2000 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	6/28/2000	–13.80%	–6.46%	–10.32%	2.02%	1.68%

Service	6/28/2000	–14.66%	–7.39%	–11.15%	3.02%	2.68%

Dow Jones U.S. Pharmaceuticals Index	6/28/2000	–4.96%	–0.82%	–3.23%	N/A	N/A

S&P 500 Index	6/28/2000	–19.95%	–0.14%	–2.41%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Precious Metals UltraSector ProFund

The Precious Metals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones Precious Metals Index. For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –37.93%, compared to a return of –12.60%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones Precious Metals Index measures the performance of the precious metals mining industry. Component companies include leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours. Prior to June 19, 2004, the index underlying the Fund’s benchmark was the Philadelphia Stock Exchange Gold & Silver Index. This index measured the performance of the gold and silver mining industry of the global equity market. Component companies include companies involved in the mining and production of gold, silver, and other precious metals, precious stones, and pearls.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were Randgold (+21.38%), AngloGold Ashanti Ltd ADS (+18.90%), and Agnico-Eagle Mines (+7.14%), while the bottom three performers in this group were Freeport-McMoRan Copper (–37.67%), Barrick Gold (–17.59%), and Harmony Gold (–14.34%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†,1

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Precious Metals UltraSector ProFund from June 3, 2002 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	6/3/2002	–37.93%	4.73%	0.65%	1.46%	1.46%

Service	6/3/2002	–38.53%	3.71%	–0.31%	2.46%	2.46%

Dow Jones Precious Metals Index[4]	6/3/2002	–12.60%	12.08%	8.80%	N/A	N/A

S&P 500 Index	6/3/2002	–19.95%	–0.14%	1.24%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

4 The Philadelphia Stock Exchange Gold and Silver Index represents performance from June 3, 2002 to June 18, 2004 and the Dow Jones Precious Metals Index represents performance from June 19, 2004 to present.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Real Estate UltraSector ProFund

The Real Estate UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Real Estate Index. For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –66.88%, compared to a total return of –37.95%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Real Estate Index measures the performance of the real estate sector of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts (“REITs”) that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were Annaly Capital Mgmt. (+11.81%), Public Storage (–11.38%), and Ventas (–21.31%), while the bottom three performers in this group were Boston Properties (–45.00%), Vornado Realty Trust (–44.73%), and Equity Residential (–44.41%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Real Estate UltraSector ProFund from June 19, 2000 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	6/19/2000	–66.88%	–14.94%	–2.33%	1.78%	1.68%

Service	6/19/2000	–67.20%	–15.78%	–3.33%	2.78%	2.68%

Dow Jones U.S. Real Estate Index	6/19/2000	–37.95%	–1.90%	5.97%	N/A	N/A

S&P 500 Index	6/19/2000	–19.95%	–0.14%	–2.63%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Semiconductor UltraSector ProFund

The Semiconductor UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Semiconductors Index. For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –19.56%, compared to a return of –9.20%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Semiconductors Index measures the performance of the semiconductor subsector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and motherboards.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were Broadcom (+16.22%), NVIDIA (+13.02%), and Texas Instruments (–1.35%), while the bottom three performers in this group were Applied Materials (–20.32%), Altera (–14.77%), and Linear Technology Corp. (–13.46%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Semiconductor UltraSector ProFund from June 19, 2000 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	6/19/2000	–19.56%	–10.22%	–27.38%	1.77%	1.68%

Service	6/19/2000	–20.34%	–11.10%	–28.11%	2.77%	2.68%

Dow Jones U.S. Semiconductors Index	6/19/2000	–9.20%	–2.58%	–13.05%	N/A	N/A

S&P 500 Index	6/19/2000	–19.95%	–0.14%	–2.63%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Technology UltraSector ProFund

The Technology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Technology Index. For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –20.29%, compared to a total return of –8.17%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Technology Index measures the performance of the technology industry of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were Apple (+2.79%), Oracle (+2.79%), and Cisco Systems (+0.09%), while the bottom three performers in this group were Qualcomm (–16.50%), Intel (–13.25%), and Microsoft (–8.55%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Technology UltraSector ProFund from June 19, 2000 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	6/19/2000	–20.29%	–1.68%	–21.86%	1.82%	1.68%

Service	6/19/2000	–21.03%	–2.67%	–22.49%	2.82%	2.68%

Dow Jones U.S. Technology Index	6/19/2000	–8.17%	3.08%	–9.56%	N/A	N/A

S&P 500 Index	6/19/2000	–19.95%	–0.14%	–2.63%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Telecommunications UltraSector ProFund

The Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Telecommunications Index. For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –27.09%, compared to a total return of –13.14%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Telecommunications Index measures the performance of the telecommunications industry of the U.S. equity market. Component companies include fixedline communications and wireless communications companies.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were Qwest Communications International (+0.78%), Verizon Communications (–5.79%), and Virgin Media (–6.86%), while the bottom three performers in this group were NII Holdings (–57.89%), Sprint Nextel (–50.86%), and Leucadia National (–45.28%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Telecommunications UltraSector ProFund from June 19, 2000 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	6/19/2000	–27.09%	–4.13%	–18.80%	1.84%	1.68%

Service	6/19/2000	–27.87%	–5.10%	–19.56%	2.84%	2.68%

Dow Jones U.S. Telecommunications Index	6/19/2000	–13.14%	1.70%	–7.87%	N/A	N/A

S&P 500 Index	6/19/2000	–19.95%	–0.14%	–2.63%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Utilities UltraSector ProFund

The Utilities UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Utilities Index. For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –36.14%, compared to a return of –21.12%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Utilities Index measures the performance of the utilities industry of the U.S. equity market. Component companies include electric utilities, gas utilities, and water utilities.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were PG&E Corp. (+4.78%), Southern Co. (–11.27%), and Duke Energy (–11.95%), while the bottom three performers in this group were Exelon (–35.31%), PPL (–28.05%), and Entergy (–24.87%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Utilities UltraSector ProFund from July 26, 2000 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	7/26/2000	–36.14%	3.88%	–1.94%	1.62%	1.62%

Service	7/26/2000	–36.72%	2.84%	–2.87%	2.62%	2.62%

Dow Jones U.S. Utilities Index	7/26/2000	–21.12%	6.84%	3.63%	N/A	N/A

S&P 500 Index	7/26/2000	–19.95%	–0.14%	–2.42%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Short Oil & Gas ProFund

The Short Oil & Gas ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Oil & Gas Index. For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –6.48%, compared to a total return of –28.57%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The Dow Jones U.S. Oil & Gas Index measures the performance of the oil & gas sector of the U.S. equity market. Component companies include oil drilling equipment and services, coal, major oil companies, secondary oil companies, pipelines, liquid, and exploration and production.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were Occidental Petroleum (–9.50%), Exxon Mobil (–12.48%), and XTO Energy (–14.82%), while the bottom three performers in this group were Schlumberger (–47.34%), ConocoPhillips (–46.47%), and Transocean (–41.42%). Since this Fund is designed to have inverse (negative) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Short Oil & Gas ProFund from September 12, 2005 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009		Expense Ratios*
	Inception Date	1 Year	Since Inception	Gross	Net

Investor	9/12/2005	–6.48%	–11.53%	1.62%	1.62%

Service	9/12/2005	–7.39%	–12.39%	2.62%	2.62%

Dow Jones U.S. Oil & Gas Index	9/12/2005	–28.57%	2.19%	N/A	N/A

S&P 500 Index	9/12/2005	–19.95%	–3.68%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Short Precious Metals ProFund

The Short Precious Metals ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones Precious Metals Index. For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –40.60%, compared to a total return of –12.60%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The Dow Jones Precious Metals Index measures the performance of the precious metals mining industry. Component companies include leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were Randgold (+21.38%), AngloGold Ashanti Ltd ADS (+18.90%), and Agnico-Eagle Mines (+7.14%), while the bottom three performers in this group were Freeport-McMoRan Copper (–37.67%), Barrick Gold (–17.59%), and Harmony Gold (–14.34%). Since this Fund is designed to have inverse (negative) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Short Precious Metals ProFund from January 9, 2006 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009		Expense Ratios*
	Inception Date	1 Year	Since Inception	Gross	Net

Investor	1/9/2006	–40.60%	–22.48%	1.55%	1.55%

Service	1/9/2006	–41.07%	–23.24%	2.55%	2.55%

Dow Jones Precious Metals Index	1/9/2006	–12.60%	2.36%	N/A	N/A

S&P 500 Index	1/9/2006	–19.95%	–5.23%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Short Real Estate ProFund

The Short Real Estate ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Real Estate Index. For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –33.86%, compared to a return of –37.95%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The Dow Jones U.S. Real Estate Index measures the performance of the real estate industry of the U.S. equity market. Component companies include those that invest directly in the sector; indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts (“REITs”) that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2009, the top three performers were Annaly Capital Mgmt. (+11.81%), Public Storage (–11.38%), and Ventas (–21.31%), while the bottom three performers in this group were Boston Properties (–45.00%), Vornado Realty Trust (–44.73%), and Equity Residential (–44.41%). Since this Fund is designed to have inverse (negative) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Short Real Estate ProFund from September 12, 2005 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009		Expense Ratios*
	Inception Date	1 Year	Since Inception	Gross	Net

Investor	9/12/2005	–33.86%	–11.62%	1.53%	1.53%

Service	9/12/2005	–34.49%	–12.47%	2.53%	2.53%

Dow Jones U.S. Real Estate Index	9/12/2005	–37.95%	–10.00%	N/A	N/A

S&P 500 Index	9/12/2005	–19.95%	–3.68%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

U.S. Government Plus ProFund

The U.S. Government Plus ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of 6.71% compared to a total return of 8.19%1 for the Long Bond. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 125% of the daily price movement of the Long Bond.2

The Fund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of July 31, 2009 the most recent Long Bond issued carried a maturity date of May 15, 2039 and a 4.25% coupon.

The most recently issued 30-year U.S. Treasury Bond had a total return of 8.19% for the twelve months ended July 31, 2009 as measured by the Ryan Labs 30 Year Treasury Index. The yield on the Long Bond decreased from 4.57% on 7/31/08 to 4.30% on 7/31/09. The bond’s total return of 8.19% for the period consisted of 3.92% derived from the yield of the bond and 4.27% derived from the price change of the bond. Since this Fund employs leverage, the daily performance of the long bond had a magnified effect on the daily performance of the fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the U.S. Government Plus ProFund from May 1, 2002 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

			Average Annual Total Return as of July 31, 2009			Expense Ratios*
	Inception Date		1 Year	5 Year	Since Inception	Gross	Net

Investor	5/1/2002		6.71%	5.87%	5.81%	1.25%	1.25%

Service	5/1/2002		5.74%	4.84%	4.74%	2.25%	2.25%

Class A	3/22/2007	**	6.45%	5.63%	5.52%	1.50%	1.50%

Class A (with sales charge)***	3/22/2007	**	1.38%	4.60%	4.82%	1.50%	1.50%

30-year U.S. Treasury Bond	5/1/2002		8.19%	6.73%	6.98%	N/A	N/A

Barclays Capital U.S. Treasury: Long-Term Index	5/1/2002		8.28%	6.72%	7.05%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

** Class A Shares were not in existence prior to March 22, 2007. Performance for periods prior to that is based on the historical performance of the Service Class Shares and has been adjusted for the expenses applicable to the Class A Shares.

*** Reflects 4.75% maximum sales charge.

1 The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Long Bond.

3 The Barclays Capital U.S. Treasury: Long-Term Index, formerly the Lehman Brothers U.S. Treasury: Long-Term Index, is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Rising Rates Opportunity 10 ProFund

The Rising Rates Opportunity 10 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily movement of the most recently issued 10-year U.S. Treasury Note (“Note”). For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –10.67% compared to a total return of 7.20%1 for the most recently issued 10-year U.S. Treasury Note. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily price movement of the 10-year U.S. Treasury Note.2

The Fund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily price movement of the most recently issued 10-year U.S. Treasury Note. As of July 31, 2009 the most recently issued 10-year U.S. Treasury note carried a maturity date of May 15, 2019 and a 3.125% coupon.

The most recently issued 10-year U.S. Treasury Note had a total return of 7.20% for the twelve months ended July 31, 2009 as measured by the Ryan Labs 10 Year Treasury Index. The yield on the 10-year U.S. Treasury Note decreased from 3.95% on 7/31/08 to 3.48% on 7/31/09. The note’s total return of 7.20% for the period consisted of 3.23% derived from the yield of the note and 3.97% derived from the price change of the note. Since this Fund is designed to have inverse (opposite) daily correlation to the 10-year U.S. Treasury Note, it was inversely affected by the daily performance of the benchmark security and the factors affecting the benchmark security.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Rising Rates Opportunity 10 ProFund from January 10, 2005 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

			Average Annual Total Return as of 7/31/09		Expense Ratios*
	Inception Date		1 Year	Since Inception	Gross	Net

Investor	1/10/2005		(10.67)%	(2.53)%	1.72%	1.68%

Service	1/10/2005		(11.53)%	(3.47)%	2.72%	2.68%

Class A	3/22/2007	**	(10.95)%	(2.78)%	1.97%	1.93%

Class A (with sales charge)***	3/22/2007	**	(15.18)%	(3.82)%	1.97%	1.93%

10-year U.S. Treasury Note	1/10/2005		7.20%	5.50%	N/A	N/A

Barclays Capital Composite U.S. Treasury Index	1/10/2005		6.62%	5.17%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

** Class A Shares were not in existence prior to March 22, 2007. Performance for periods prior to that is based on the historical performance of the Service Class Shares and has been adjusted for the expenses applicable to the Class A Shares.

*** Reflects 4.75% maximum sales charge.

1 The 10-year U.S. Treasury Note reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses. Since the Rising Rates Opportunity 10 ProFund is an inverse fund, the yield of the 10-year U.S. Treasury Note is effectively paid out, rather than received.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the 10-year U.S. Treasury Note.

3 The Barclays Capital Composite U.S. Treasury Index, formerly the Lehman Brothers Composite U.S. Treasury Index, is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of one year or more and at least $250 million par amount outstanding. This index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Rising Rates Opportunity ProFund

The Rising Rates Opportunity ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –18.26%, compared to a total return of 8.19%1 for the Long Bond. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 125% of the inverse of the daily price movement of the Long Bond.2

The Fund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the inverse of the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of July 31, 2009 the most recent Long Bond issued carried a maturity date of May 15, 2039 and a 4.25% coupon.

The most recently issued 30-year U.S. Treasury Bond had a total return of 8.19% for the twelve months ended July 31, 2009 as measured by the Ryan Labs 30 Year Treasury Index. The yield on the Long Bond decreased from 4.57% on 7/31/08 to 4.30% on 7/31/09. The bond’s total return of 8.19% for the period consisted of 3.92% derived from the yield of the bond and 4.27% derived from the price change of the bond. Since this Fund is designed to have inverse (negative) daily correlation to the Long Bond, it was inversely affected by the daily performance of the Long Bond and the factors affecting the Long Bond. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Rising Rates Opportunity ProFund from May 1, 2002 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

			Average Annual Total Return as of July 31, 2009			Expense Ratios*
	Inception Date		1 Year	5 Year	Since Inception	Gross	Net

Investor	5/1/2002		–18.26%	–6.43%	–7.87%	1.51%	1.51%

Service	5/1/2002		–19.13%	–7.37%	–8.74%	2.51%	2.51%

Class A	3/22/2007	**	–18.52%	–6.69%	–8.06%	1.76%	1.76%

Class A (with sales charge)***	3/22/2007	**	–22.38%	–7.59%	–8.68%	1.76%	1.76%

30-year U.S. Treasury Bond	5/1/2002		8.19%	6.73%	6.98%	N/A	N/A

Barclays Capital U.S. Treasury: Long-Term Index	5/1/2002		8.28%	6.72%	7.05%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

** Class A Shares were not in existence prior to March 22, 2007. Performance for periods prior to that is based on the historical performance of the Service Class Shares and has been adjusted for the expenses applicable to the Class A Shares.

*** Reflects 4.75% maximum sales charge.

1 The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses. Since the Rising Rates Opportunity ProFund is an inverse fund, the yield of the Long Bond is effectively paid out, rather than received.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Long Bond.

3 The Barclays Capital U.S. Treasury: Long-Term Index, formerly the Lehman Brothers U.S. Treasury: Long-Term Index, is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Rising U.S. Dollar ProFund

The Rising U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the U.S. Dollar Index. For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of 2.44%, compared to a price return of 6.96%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the Index. The U.S. Dollar Index is a measure of the value of the U.S. Dollar (USD) versus a basket of six major currencies, including the Euro, Japanese Yen, British Sterling Pound, Canadian Dollar, Swedish Krona, and Swiss Franc. The index uses static weights for each of six exchange rates: USD vs. Euro, 57.6%; USD vs. Japanese Yen, 13.6%; USD vs. British Sterling Pound, 11.9%; USD vs. Canadian Dollar, 9.1%; USD vs. Swedish Krona, 4.2%; and USD vs. Swiss Franc, 3.6%.

For the period, the USD rose 9.44% versus the Euro, 18.73% versus the British Sterling Pound, 5.17% versus the Canadian Dollar, 18.85% versus the Swedish Krona, 2.05% the Swiss Franc, and declined -12.26% versus the Japanese Yen.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Rising U.S. Dollar ProFund from February 17, 2005 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009		Expense Ratios*
	Inception Date	1 Year	Since Inception	Gross	Net

Investor	2/17/2005	2.44%	–0.08%	1.71%	1.68%

Service	2/17/2005	1.49%	–1.03%	2.71%	2.68%

U.S. Dollar Index	2/17/2005	6.96%	–1.41%	N/A	N/A

S&P 500 Index	2/17/2005	–19.95%	–2.29%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 The U.S. Dollar Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Falling U.S. Dollar ProFund

The Falling U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the U.S. Dollar Index. For the twelve months ended July 31, 2009, the Fund (Investor Class shares) had a total return of –7.51%, compared to a price return of 6.96%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics to the inverse of the Index. The U.S. Dollar Index is a measure of the value of the U.S. Dollar (USD) versus a basket of six major currencies, including the Euro, Japanese Yen, British Sterling Pound, Canadian Dollar, Swedish Krona, and Swiss Franc. The Index uses static weights for each of six exchange rates: USD vs. Euro, 57.6%; USD vs. Japanese Yen, 13.6%; USD vs. British Sterling Pound, 11.9%; USD vs. Canadian Dollar, 9.1%; USD vs. Swedish Krona, 4.2%; and USD vs. Swiss Franc, 3.6%.

For the period, the USD rose 9.44% versus the Euro, 18.73% versus the British Sterling Pound, 5.17% versus the Canadian Dollar, 18.85% versus the Swedish Krona, 2.05% versus the Swiss Franc, and declined -12.26% versus the Japanese Yen.

Since this Fund is designed to have inverse (negative) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Falling U.S. Dollar ProFund from February 17, 2005 to July 31, 2009, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2009		Expense Ratios*
	Inception Date	1 Year	Since Inception	Gross	Net

Investor	2/17/2005	–7.51%	2.13%	1.49%	1.49%

Service	2/17/2005	–8.42%	1.11%	2.49%	2.49%

U.S. Dollar Index	2/17/2005	6.96%	–1.41%	N/A	N/A

S&P 500 Index	2/17/2005	–19.95%	–2.29%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as a reported in the Prospectus dated December 1, 2008. Contractual fee waivers are in effect through November 30, 2009.

1 The U.S. Dollar Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Allocation of Portfolio Holdings & Index Composition (unaudited)

July 31, 2009

Bull ProFund

Investment Objective: The Bull ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Futures Contracts	3%
Swap Agreements	24%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	2.9%
Microsoft Corp.	1.5%
Johnson & Johnson	1.4%
Procter & Gamble Co.	1.4%
International Business Machines Corp.	1.3%

S&P 500 Index - Composition

% of Index
Consumer Non-Cyclical	24%
Financial	14%
Technology	13%
Energy	12%
Communications	11%
Industrial	10%
Consumer Cyclical	9%
Utilities	4%
Basic Materials	3%

Mid-Cap ProFund

Investment Objective: The Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	51%
Futures Contracts	2%
Swap Agreements	47%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Vertex Pharmaceuticals, Inc.	0.4%
Ross Stores, Inc.	0.4%
Newfield Exploration Co.	0.4%
Priceline.com, Inc.	0.3%
NVR, Inc.	0.3%

S&P MidCap 400 Index - Composition

% of Index
Consumer Non-Cyclical	21%
Industrial	18%
Financial	17%
Consumer Cyclical	14%
Technology	8%
Energy	6%
Utilities	6%
Basic Materials	5%
Communications	5%

Small-Cap ProFund

Investment Objective: The Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	61%
Futures Contracts	10%
Swap Agreements	29%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Regal-Beloit Corp.	0.2%
Montpelier Re Holdings, Ltd.	0.2%
Onyx Pharmaceuticals, Inc.	0.2%
Human Genome Sciences, Inc.	0.2%
ProAssurance Corp.	0.2%

Russell 2000 Index - Composition

% of Index
Consumer Non-Cyclical	22%
Financial	19%
Industrial	15%
Consumer Cyclical	13%
Technology	11%
Communications	9%
Energy	4%
Utilities	4%
Basic Materials	3%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2009

NASDAQ-100 ProFund

Investment Objective: The NASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Futures Contracts	3%
Swap Agreements	24%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	10.4%
Qualcomm, Inc.	4.7%
Microsoft Corp.	3.7%
Google, Inc.—Class A	3.3%
Oracle Corp.	2.3%

NASDAQ-100 Index - Composition

% of Index
Technology	42%
Communications	26%
Consumer Non-Cyclical	19%
Consumer Cyclical	8%
Industrial	3%
Basic Materials	1%
Energy	1%

Large-Cap Value ProFund

Investment Objective: The Large-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	3.8%
J.P. Morgan Chase & Co.	3.7%
General Electric Co.	3.5%
Bank of America Corp.	3.2%
Wells Fargo & Co.	2.8%

S&P 500/Citigroup Value Index - Composition

% of Index
Consumer Non-Cyclical	24%
Financial	23%
Communications	12%
Industrial	12%
Consumer Cyclical	8%
Utilities	8%
Technology	6%
Basic Materials	4%
Energy	3%

Large-Cap Growth ProFund

Investment Objective: The Large-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	7.5%
Microsoft Corp.	3.9%
Johnson & Johnson	3.7%
Apple Computer, Inc.	3.1%
ChevronTexaco Corp.	3.0%

S&P 500/Citigroup Growth Index - Composition

% of Index
Consumer Non-Cyclical	26%
Energy	20%
Technology	19%
Communications	11%
Consumer Cyclical	9%
Industrial	8%
Financial	5%
Basic Materials	2%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2009

Mid-Cap Value ProFund

Investment Objective: The Mid-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Everest Re Group, Ltd.	1.3%
Vertex Pharmaceuticals, Inc.	1.1%
URS Corp.	1.1%
Lubrizol Corp.	1.0%
Manpower, Inc.	1.0%

S&P MidCap 400/Citigroup Value Index - Composition

% of Index
Financial	25%
Industrial	19%
Consumer Non-Cyclical	16%
Consumer Cyclical	11%
Utilities	11%
Basic Materials	6%
Technology	5%
Energy	4%
Communications	3%

Mid-Cap Growth ProFund

Investment Objective: The Mid-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Priceline.com, Inc.	1.5%
Ross Stores, Inc.	1.4%
Energizer Holdings, Inc.	1.2%
Roper Industries, Inc.	1.1%
Advance Auto Parts, Inc.	1.1%

S&P MidCap 400/Citigroup Growth Index - Composition

% of Index
Consumer Non-Cyclical	25%
Consumer Cyclical	17%
Industrial	17%
Technology	10%
Financial	9%
Energy	8%
Communications	7%
Basic Materials	5%
Utilities	2%

Small-Cap Value ProFund

Investment Objective: The Small-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Atmos Energy Corp.	1.4%
Senior Housing Properties Trust	1.3%
Rock-Tenn Co.—Class A	1.0%
New Jersey Resources Corp.	0.9%
EMCOR Group, Inc.	0.9%

S&P SmallCap 600/Citigroup Value Index - Composition

% of Index
Financial	25%
Industrial	19%
Consumer Cyclical	15%
Consumer Non-Cyclical	15%
Technology	9%
Utilities	8%
Basic Materials	4%
Communications	4%
Energy	1%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2009

Small-Cap Growth ProFund

Investment Objective: The Small-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Varian Semiconductor Equipment Associates, Inc.	1.3%
Mednax, Inc.	1.2%
Green Mountain Coffee Roasters, Inc.	1.1%
Carter’s, Inc.	0.9%
SEACOR SMIT, Inc.	0.9%

S&P SmallCap 600/Citigroup Growth Index - Composition

% of Index
Consumer Non-Cyclical	22%
Industrial	20%
Consumer Cyclical	16%
Technology	13%
Financial	11%
Energy	8%
Communications	7%
Basic Materials	2%
Utilities	1%

Europe 30 ProFund

Investment Objective: The Europe 30 ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
HSBC Holdings PLC	6.0%
BHP Billiton PLC	5.5%
Royal Dutch Shell PLC—Class A	5.5%
BP PLC	5.3%
Total Fina S.A.	4.7%

ProFunds Europe 30 Index - Composition

Industry Breakdown	% of Index
Consumer Non-Cyclical	25%
Financial	19%
Industrial	18%
Energy	17%
Communications	11%
Basic Materials	9%
Technology	1%

Country Breakdown
United Kingdom	43%
Switzerland	22%
France	9%
Germany	9%
Luxembourg	5%
Netherlands	4%
Finland	3%
Ireland	2%
Sweden	2%
Greece	1%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2009

UltraBull ProFund

Investment Objective: The UltraBull ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Futures Contracts	58%
Swap Agreements	65%
Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	3.0%
Microsoft Corp.	1.6%
Johnson & Johnson	1.5%
Procter & Gamble Co.	1.4%
International Business Machines Corp.	1.4%

S&P 500 Index - Composition

% of Index
Consumer Non-Cyclical	24%
Financial	14%
Technology	13%
Energy	12%
Communications	11%
Industrial	10%
Consumer Cyclical	9%
Utilities	4%
Basic Materials	3%

UltraMid-Cap ProFund

Investment Objective: The UltraMid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Futures Contracts	28%
Swap Agreements	112%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Vertex Pharmaceuticals, Inc.	0.5%
Ross Stores, Inc.	0.4%
Newfield Exploration Co.	0.4%
Priceline.com, Inc.	0.4%
NVR, Inc.	0.4%

S&P MidCap 400 Index - Composition

% of Index
Consumer Non-Cyclical	21%
Industrial	18%
Financial	17%
Consumer Cyclical	14%
Technology	8%
Energy	6%
Utilities	6%
Basic Materials	5%
Communications	5%

UltraSmall-Cap ProFund

Investment Objective: The UltraSmall-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	56%
Futures Contracts	44%
Swap Agreements	100%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Regal-Beloit Corp.	0.2%
Montpelier Re Holdings, Ltd.	0.2%
Onyx Pharmaceuticals, Inc.	0.2%
Human Genome Sciences, Inc.	0.2%
ProAssurance Corp.	0.2%

Russell 2000 Index - Composition

% of Index
Consumer Non-Cyclical	22%
Financial	19%
Industrial	15%
Consumer Cyclical	13%
Technology	11%
Communications	9%
Energy	4%
Utilities	4%
Basic Materials	3%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2009

UltraDow 30 ProFund

Investment Objective: The UltraDow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones Industrial Average (“DJIA”).

Market Exposure

Investment Type	% of Net Assets
Equity Securities	59%
Futures Contracts	1%
Swap Agreements	140%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
International Business Machines Corp.	5.8%
3M Co.	3.4%
Exxon Mobil Corp.	3.4%
ChevronTexaco Corp.	3.4%
Johnson & Johnson	3.0%

Dow Jones Industrial Average - Composition

% of Index
Consumer Non-Cyclical	20%
Industrial	19%
Technology	17%
Consumer Cyclical	11%
Energy	11%
Financial	10%
Communications	9%
Basic Materials	3%

UltraNASDAQ-100 ProFund

Investment Objective: The UltraNASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Futures Contracts	1%
Swap Agreements	126%
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	10.5%
Qualcomm, Inc.	4.8%
Microsoft Corp.	3.7%
Google, Inc.—Class A	3.4%
Oracle Corp.	2.4%

NASDAQ-100 Index - Composition

% of Index
Technology	42%
Communications	26%
Consumer Non-Cyclical	19%
Consumer Cyclical	8%
Industrial	3%
Basic Materials	1%
Energy	1%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2009

UltraInternational ProFund

Investment Objective: The UltraInternational ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	48%
Swap Agreements	152%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraInternational ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index - Composition

Industry Breakdown	% of Index
Financial	26%
Industrial	11%
Consumer Cyclical	10%
Basic Materials	10%
Consumer Non-Cyclical	10%
Energy	8%
Health Care	8%
Telecommunication Services	6%
Utilities	6%
Information Technology	5%

Country Breakdown
Japan	23%
United Kingdom	21%
France	10%
Germany	8%
Switzerland	8%
Australia	7%
Spain	5%
Italy	4%
Sweden	3%
Other	11%

UltraEmerging Markets ProFund

Investment Objective: The UltraEmerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	51%
Swap Agreements	149%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Petroleo Brasileiro S.A.— Preferred	3.3%
Petroleo Brasileiro S.A.	2.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.9%
China Mobile, Ltd.	2.8%
Teva Pharmaceutical Industries, Ltd.	2.8%

Bank of New York Mellon Emerging Markets 50 ADR Index - Composition

Industry Breakdown	% of Index
Energy	22%
Communications	19%
Financial	18%
Basic Materials	17%
Technology	10%
Consumer Non-Cyclical	8%
Industrial	3%
Utilities	3%

Country Breakdown
Brazil	31%
South Korea	10%
Hong Kong	10%
China	10%
Taiwan	10%
Mexico	8%
India	6%
Israel	5%
South Africa	5%
Other	5%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2009

UltraLatin America ProFund

Investment Objective: The UltraLatin America ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Bank of New York Mellon Latin America 35 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	81%
Swap Agreements	119%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Petroleo Brasileiro S.A.—Preferred	8.3%
Petroleo Brasileiro S.A.	7.4%
Companhia Vale Do Rio Doce—Preferred	7.3%
Itau Unibanco Holding S.A.	5.7%
Companhia Vale Do Rio Doce	5.4%

Bank of New York Mellon Latin America 35 ADR Index - Composition

Industry Breakdown	% of Index
Basic Materials	26%
Energy	22%
Financial	14%
Communications	12%
Utilities	12%
Consumer Non-Cyclical	11%
Industrial	2%
Consumer Cyclical	1%
Country Breakdown
Brazil	75%
Mexico	11%
Chile	8%
Colombia	4%
Peru	2%

UltraChina ProFund

Investment Objective: The UltraChina ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Bank of New York Mellon China Select ADR Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	61%
Swap Agreements	139%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
China Mobile, Ltd.	5.8%
China Life Insurance Co., Ltd.	5.3%
PetroChina Co., Ltd.	4.4%
CNOOC, Ltd.	3.9%
China Petroleum and Chemical Corp.	3.8%

Bank of New York Mellon China Select ADR Index - Composition

Industry Breakdown	% of Index
Communications	38%
Energy	24%
Financial	10%
Consumer Non-Cyclical	7%
Industrial	7%
Basic Materials	5%
Consumer Cyclical	4%
Technology	3%
Utilities	2%

Country Breakdown
China	76%
Hong Kong	24%

UltraJapan ProFund

Investment Objective: The UltraJapan ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Nikkei 225 Stock Average.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	190%
Swap Agreements	10%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraJapan ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average - Composition

% of Index
Industrial	28%
Consumer Cyclical	24%
Consumer Non-Cyclical	17%
Technology	9%
Communications	7%
Financial	7%
Basic Materials	6%
Energy	1%
Utilities	1%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2009

Bear ProFund

Investment Objective: The Bear ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(38)%
Swap Agreements	(62)%
Options	NM
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The Bear ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 Index - Composition

% of Index
Consumer Non-Cyclical	24%
Financial	14%
Technology	13%
Energy	12%
Communications	11%
Industrial	10%
Consumer Cyclical	9%
Utilities	4%
Basic Materials	3%

Short Small-Cap ProFund

Investment Objective: The Short Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(47)%
Swap Agreements	(53)%
Options	NM
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The Short Small-Cap ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index - Composition

% of Index
Consumer Non-Cyclical	22%
Financial	19%
Industrial	15%
Consumer Cyclical	13%
Technology	11%
Communications	9%
Energy	4%
Utilities	4%
Basic Materials	3%

Short NASDAQ-100 ProFund

Investment Objective: The Short NASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(16)%
Swap Agreements	(84)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Short NASDAQ-100 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index - Composition

% of Index
Technology	42%
Communications	26%
Consumer Non-Cyclical	19%
Consumer Cyclical	8%
Industrial	3%
Basic Materials	1%
Energy	1%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2009

UltraBear ProFund

Investment Objective: The UltraBear ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P 500 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(30)%
Swap Agreements	(170)%
Options	NM
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The UltraBear ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 Index - Composition

% of Index
Consumer Non-Cyclical	24%
Financial	14%
Technology	13%
Energy	12%
Communications	11%
Industrial	10%
Consumer Cyclical	9%
Utilities	4%
Basic Materials	3%

UltraShort Mid-Cap ProFund

Investment Objective: The UltraShort Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P MidCap 400 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(4)%
Swap Agreements	(196)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 Index - Composition

% of Index
Consumer Non-Cyclical	21%
Industrial	18%
Financial	17%
Consumer Cyclical	14%
Technology	8%
Energy	6%
Utilities	6%
Basic Materials	5%
Communications	5%

UltraShort Small-Cap ProFund

Investment Objective: The UltraShort Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Russell 2000 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(93)%
Swap Agreements	(107)%
Options	NM
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index - Composition

% of Index
Consumer Non-Cyclical	22%
Financial	19%
Industrial	15%
Consumer Cyclical	13%
Technology	11%
Communications	9%
Energy	4%
Utilities	4%
Basic Materials	3%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2009

UltraShort Dow 30 ProFund

Investment Objective: The UltraShort Dow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones Industrial Average (“DJIA”).

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(2)%
Swap Agreements	(197)%
Total Exposure	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average - Composition

% of Index
Consumer Non-Cyclical	20%
Industrial	19%
Technology	17%
Consumer Cyclical	11%
Energy	11%
Financial	10%
Communications	9%
Basic Materials	3%

UltraShort NASDAQ-100 ProFund

Investment Objective: The UltraShort NASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(1)%
Swap Agreements	(198)%
Total Exposure	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraShort NASDAQ-100 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index - Composition

% of Index
Technology	42%
Communications	26%
Consumer Non-Cyclical	19%
Consumer Cyclical	8%
Industrial	3%
Basic Materials	1%
Energy	1%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2009

UltraShort International ProFund

Investment Objective: The UltraShort International ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(45)%
Swap Agreements	(155)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraShort International ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index - Composition

Industry Breakdown	% of Index
Financial	26%
Industrial	11%
Consumer Cyclical	10%
Basic Materials	10%
Consumer Non-Cyclical	10%
Energy	8%
Health Care	8%
Telecommunication Services	6%
Utilities	6%
Information Technology	5%

Country Breakdown
Japan	23%
United Kingdom	21%
France	10%
Germany	8%
Switzerland	8%
Australia	7%
Spain	5%
Italy	4%
Sweden	3%
Other	11%

UltraShort Emerging Markets ProFund

Investment Objective: The UltraShort Emerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201)%
Total Exposure	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon Emerging Markets 50 ADR Index - Composition

Industry Breakdown	% of Index
Energy	22%
Communications	19%
Financial	18%
Basic Materials	17%
Technology	10%
Consumer Non-Cyclical	8%
Industrial	3%
Utilities	3%

Country Breakdown
Brazil	31%
South Korea	10%
Hong Kong	10%
China	10%
Taiwan	10%
Mexico	8%
India	6%
Israel	5%
South Africa	5%
Other	5%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2009

UltraShort Latin America ProFund

Investment Objective: The UltraShort Latin America ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Bank of New York Mellon Latin America 35 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201)%
Total Exposure	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon Latin America 35 ADR Index - Composition

Industry Breakdown	% of Index
Basic Materials	26%
Energy	22%
Financial	14%
Communications	12%
Utilities	12%
Consumer Non-Cyclical	11%
Industrial	2%
Consumer Cyclical	1%

Country Breakdown
Brazil	75%
Mexico	11%
Chile	8%
Colombia	4%
Peru	2%

UltraShort China ProFund

Investment Objective: The UltraShort China ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Bank of New York Mellon China Select ADR Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(198)%
Total Exposure	(198)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraShort China ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon China Select ADR Index - Composition

Industry Breakdown	% of Index
Communications	38%
Energy	24%
Financial	10%
Consumer Non-Cyclical	7%
Industrial	7%
Basic Materials	5%
Consumer Cyclical	4%
Technology	3%
Utilities	2%

Country Breakdown
China	76%
Hong Kong	24%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2009

UltraShort Japan ProFund

Investment Objective: The UltraShort Japan ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Nikkei 225 Stock Average.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(190)%
Swap Agreements	(11)%
Options	NM
Total Exposure	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The UltraShort Japan ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average - Composition

% of Index
Industrial	28%
Consumer Cyclical	24%
Consumer Non-Cyclical	17%
Technology	9%
Communications	7%
Financial	7%
Basic Materials	6%
Energy	1%
Utilities	1%

Banks UltraSector ProFund

Investment Objective: The Banks UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Banks Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	77%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
J.P. Morgan Chase & Co.	17.9%
Bank of America Corp.	14.1%
Wells Fargo & Co.	13.7%
Citigroup, Inc.	4.5%
U.S. Bancorp	4.5%

Dow Jones U.S. Banks Index - Composition

The Dow Jones U.S. Banks Index is comprised of a single sector.

Basic Materials UltraSector ProFund

Investment Objective: The Basic Materials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Basic Materials Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	66%
Swap Agreements	84%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
E.I. du Pont de Nemours & Co.	5.6%
Freeport-McMoRan Copper & Gold, Inc.—Class B	5.3%
Praxair, Inc.	5.1%
The Dow Chemical Co.	4.8%
Newmont Mining Corp.	4.2%

Dow Jones U.S. Basic Materials Index - Composition

% of Index
Chemicals	54%
Industrial Metals	26%
Mining	17%
Forestry and Paper	3%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2009

Biotechnology UltraSector ProFund

Investment Objective: The Biotechnology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Biotechnology Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	68%
Swap Agreements	82%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amgen, Inc.	19.7%
Gilead Sciences, Inc.	13.9%
Celgene Corp.	8.2%
Genzyme Corp.	4.4%
Biogen Idec, Inc.	4.3%

Dow Jones U.S. Biotechnology

Index - Composition

The Dow Jones U.S. Biotechnology Index is comprised of a single sector.

Consumer Goods UltraSector ProFund

Investment Objective: The Consumer Goods UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Consumer Goods Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Swap Agreements	83%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co.	10.1%
Coca-Cola Co.	6.6%
Philip Morris International, Inc.	5.7%
PepsiCo, Inc.	5.5%
Monsanto Co.	2.9%

Dow Jones U.S. Consumer Goods

Index - Composition

% of Index
Beverages	22%
Food Producers	21%
Household Goods	21%
Tobacco	14%
Personal Goods	12%
Automobiles and Parts	6%
Leisure Goods	4%

Consumer Services UltraSector ProFund

Investment Objective: The Consumer Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Consumer Services Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Swap Agreements	80%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Wal-Mart Stores, Inc.	6.7%
McDonald’s Corp.	3.7%
CVS Corp.	2.9%
Home Depot, Inc.	2.6%
Walt Disney Co.	2.6%

Dow Jones U.S. Consumer Services

Index - Composition

% of Index
General Retailers	45%
Media	24%
Travel and Leisure	17%
Food and Drug Retailers	14%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2009

Financials UltraSector ProFund

Investment Objective: The Financials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Financials Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	50%
Swap Agreements	100%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
J.P. Morgan Chase & Co.	4.8%
Bank of America Corp.	3.8%
Wells Fargo & Co.	3.7%
The Goldman Sachs Group, Inc.	2.4%
Citigroup, Inc.	1.2%

Dow Jones U.S. Financials

Index - Composition

% of Index
Banks	38%
General Financial	29%
Nonlife Insurance	14%
Real Estate Investment Trusts	12%
Life Insurance	6%
Real Estate Investment & Services	1%

Health Care UltraSector ProFund

Investment Objective: The Health Care UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Health Care Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	77%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	9.4%
Pfizer, Inc.	6.0%
Abbott Laboratories	3.9%
Merck & Co., Inc.	3.5%
Amgen, Inc.	3.5%

Dow Jones U.S. Health Care

Index - Composition

% of Index
Pharmaceuticals and Biotechnology	66%
Health Care Equipment and Services	34%

Industrials UltraSector ProFund

Investment Objective: The Industrials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Industrials Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	64%
Swap Agreements	86%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	7.3%
United Technologies Corp.	2.5%
3M Co.	2.3%
United Parcel Service, Inc.— Class B	2.0%
Union Pacific Corp.	1.5%

Dow Jones U.S. Industrials

Index - Composition

% of Index
General Industrials	23%
Aerospace and Defense	16%
Industrial Transportation	15%
Support Services	15%
Industrial Engineering	13%
Electronic & Electrical Equipment	11%
Construction and Materials	7%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2009

Internet UltraSector ProFund

Investment Objective: The Internet UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones Internet Composite Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	65%
Swap Agreements	85%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Google, Inc.—Class A	6.4%
eBay, Inc.	4.2%
Amazon.com, Inc.	4.0%
Juniper Networks, Inc.	3.2%
Yahoo!, Inc.	3.2%

Dow Jones Internet Composite Index - Composition

The Dow Jones Internet Composite Index is comprised of a single sector.

Mobile Telecommunications UltraSector ProFund

Investment Objective: The Mobile Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Mobile Telecommunications Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	47%
Swap Agreements	104%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Sprint Nextel Corp.	23.5%
NII Holdings, Inc.—Class B	8.0%
MetroPCS Communications, Inc.	6.3%
Leap Wireless International, Inc.	3.0%
Telephone & Data Systems, Inc.	2.8%

Dow Jones U.S. Mobile Telecommunications Index - Composition

The Dow Jones U.S. Mobile Telecommunications Index is comprised of a single sector.

Oil & Gas UltraSector ProFund

Investment Objective: The Oil & Gas UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Oil & Gas Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	77%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	21.8%
Chevron Corp.	8.7%
Schlumberger, Ltd.	4.0%
Occidental Petroleum Corp.	3.6%
ConocoPhillips	3.6%

Dow Jones U.S. Oil & Gas

Index - Composition

% of Index
Oil and Gas Producers	77%
Oil Equipment, Services and Distribution	22%
Alternative Energy	1%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2009

Oil Equipment, Services & Distribution UltraSector ProFund

Investment Objective: The Oil Equipment, Services & Distribution UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Oil Equipment, Services & Distribution Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	76%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Schlumberger, Ltd.	18.6%
Transocean, Ltd.	7.4%
Halliburton Co.	5.7%
National-Oilwell Varco, Inc.	4.4%
Weatherford International, Ltd.	3.8%

Dow Jones U.S. Oil Equipment, Services & Distribution Index - Composition

The Dow Jones U.S. Oil Equipment, Services & Distribution Index is comprised of a single sector.

Pharmaceuticals UltraSector ProFund

Investment Objective: The Pharmaceuticals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Pharmaceuticals Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Swap Agreements	83%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	17.3%
Pfizer, Inc.	11.1%
Abbott Laboratories	7.1%
Merck & Co., Inc.	6.5%
Wyeth	6.4%

Dow Jones U.S. Pharmaceuticals Index - Composition

The Dow Jones U.S. Pharmaceuticals Index is comprised of a single sector.

Precious Metals UltraSector ProFund

Investment Objective: The Precious Metals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones Precious Metals Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	151%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Precious Metals UltraSector ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals

Index - Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2009

Real Estate UltraSector ProFund

Investment Objective: The Real Estate UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Real Estate Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	62%
Swap Agreements	88%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	5.1%
Public Storage, Inc.	3.1%
Annaly Mortgage Management, Inc.	3.0%
Vornado Realty Trust	2.8%
Boston Properties, Inc.	2.4%

Dow Jones U.S. Real Estate

Index - Composition

The Dow Jones U.S. Real Estate Index is comprised of a single sector.

Semiconductor UltraSector ProFund

Investment Objective: The Semiconductor UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Semiconductors Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Swap Agreements	78%
Total Exposure	148%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	24.2%
Texas Instruments, Inc.	7.6%
Applied Materials, Inc.	4.6%
Broadcom Corp.—Class A	3.0%
Analog Devices, Inc.	1.9%

Dow Jones U.S. Semiconductors

Index - Composition

The Dow Jones U.S. Semiconductors Index is comprised of a single sector.

Technology UltraSector ProFund

Investment Objective: The Technology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Technology Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	74%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	8.4%
International Business Machines Corp.	6.9%
Apple Computer, Inc.	6.5%
Cisco Systems, Inc.	5.7%
Intel Corp.	4.8%

Dow Jones U.S. Technology

Index - Composition

% of Index
Technology Hardware and Equipment	57%
Software and Computer Services	43%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2009

Telecommunications UltraSector ProFund

Investment Objective: The Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Telecommunications Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	58%
Swap Agreements	91%
Total Exposure	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	24.4%
Verizon Communications, Inc.	20.8%
Sprint Nextel Corp.	2.5%
CenturyTel, Inc.	2.1%
Qwest Communications International, Inc.	1.2%

Dow Jones U.S. Telecommunications

Index - Composition

% of Index
Fixed Line Telecommunications	93%
Mobile Telecommunications	7%

Utilities UltraSector ProFund

Investment Objective: The Utilities UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Utilities Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Swap Agreements	90%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exelon Corp.	4.7%
Southern Co.	3.5%
FPL Group, Inc.	3.0%
Dominion Resources, Inc.	2.8%
Duke Energy Corp.	2.8%

Dow Jones U.S. Utilities

Index - Composition

% of Index
Electricity	74%
Gas,Water & MultiUtilities	26%

Short Oil & Gas ProFund

Investment Objective: The Short Oil & Gas ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Oil & Gas Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(101)%
Total Exposure	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Short Oil & Gas ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Oil & Gas Index - Composition

% of Index
Oil and Gas Producers	77%
Oil Equipment, Services and Distribution	22%
Alternative Energy	1%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2009

Short Precious Metals ProFund

Investment Objective: The Short Precious Metals ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones Precious Metals Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Short Precious Metals ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index - Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

Short Real Estate ProFund

Investment Objective: The Short Real Estate ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Real Estate Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Short Real Estate ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Real Estate Index - Composition

The Dow Jones U.S. Real Estate Index is comprised of a single sector.

U.S. Government Plus ProFund

Investment Objective: The U.S. Government Plus ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	5%
Swap Agreements	76%
U.S. Treasury Obligations	43%
Total Exposure	124%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2009

Rising Rates Opportunity 10 ProFund

Investment Objective: The Rising Rates Opportunity 10 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily movement of the most recently issued 10-year U.S. Treasury Note (“Note”).

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(4)%
Swap Agreements	(98)%
Options	NM
Total Exposure	(102)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Rising Rates Opportunity ProFund

Investment Objective: The Rising Rates Opportunity ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(8)%
Swap Agreements	(120)%
Options	NM
Total Exposure	(128)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Rising U.S. Dollar ProFund

Investment Objective: The Rising U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the U.S. Dollar Index.

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	86%
Futures Contracts	14%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index - Composition

% of Index
Euro	57%
Japanese Yen	14%
British Sterling Pound	12%
Canadian Dollar	9%
Swedish Krona	4%
Swiss Franc	4%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2009

Falling U.S. Dollar ProFund

Investment Objective: The Falling U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the U.S. Dollar Index.

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	(94)%
Futures Contracts	(6)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index - Composition

% of Index
Euro	57%
Japanese Yen	14%
British Sterling Pound	12%
Canadian Dollar	9%
Swedish Krona	4%
Swiss Franc	4%

Expense Examples (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees and sales charges as applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other ProFund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Expense table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at February 1, 2009 and held for the entire period from February 1, 2009 through July 31, 2009.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 2/1/09	Ending Account Value 7/31/09	Expenses Paid During Period* 2/1/09 - 7/31/09	Expense Ratio During Period 2/1/09 - 7/31/09
Investor Class
Bull ProFund	$1,000.00	$1,195.50	$10.34	1.90%
Mid-Cap ProFund	1,000.00	1,257.50	9.40	1.68%
Small-Cap ProFund	1,000.00	1,231.80	9.41	1.70%
NASDAQ-100 ProFund	1,000.00	1,352.60	9.62	1.65%
Large-Cap Value ProFund	1,000.00	1,205.40	9.19	1.68%
Large-Cap Growth ProFund	1,000.00	1,194.80	10.29	1.89%
Mid-Cap Value ProFund	1,000.00	1,231.80	9.30	1.68%
Mid-Cap Growth ProFund**	1,000.00	1,284.40	4.64	0.82%
Small-Cap Value ProFund	1,000.00	1,251.70	9.38	1.68%
Small-Cap Growth ProFund	1,000.00	1,263.40	9.43	1.68%
Europe 30 ProFund	1,000.00	1,318.80	11.21	1.95%
UltraBull ProFund	1,000.00	1,369.20	9.87	1.68%
UltraMid-Cap ProFund	1,000.00	1,482.40	11.02	1.79%
UltraSmall-Cap ProFund	1,000.00	1,407.80	12.00	2.01%
UltraDow 30 ProFund	1,000.00	1,282.30	11.20	1.98%
UltraNASDAQ-100 ProFund	1,000.00	1,764.60	11.10	1.62%
UltraInternational ProFund	1,000.00	1,647.90	11.23	1.71%
UltraEmerging Markets ProFund	1,000.00	2,019.70	11.83	1.58%
UltraLatin America ProFund	1,000.00	2,059.30	12.29	1.62%
UltraChina ProFund	1,000.00	2,443.30	15.62	1.83%
UltraJapan ProFund	1,000.00	1,569.90	12.17	1.91%
Bear ProFund	1,000.00	776.10	7.84	1.78%
Short Small-Cap ProFund	1,000.00	712.70	8.20	1.93%
Short NASDAQ-100 ProFund	1,000.00	696.50	7.07	1.68%
UltraBear ProFund	1,000.00	571.10	6.31	1.62%
UltraShort Mid-Cap ProFund	1,000.00	486.50	7.04	1.91%
UltraShort Small-Cap ProFund	1,000.00	458.20	7.09	1.96%
UltraShort Dow 30 ProFund	1,000.00	640.50	8.09	1.99%
UltraShort NASDAQ-100 ProFund	1,000.00	462.50	6.35	1.75%
UltraShort International ProFund	1,000.00	460.10	6.73	1.86%
UltraShort Emerging Markets ProFund	1,000.00	334.50	6.49	1.96%
UltraShort Latin America ProFund	1,000.00	305.90	5.47	1.69%
UltraShort China ProFund	1,000.00	262.70	4.70	1.50%
UltraShort Japan ProFund	1,000.00	494.30	6.30	1.70%
Banks UltraSector ProFund	1,000.00	1,383.30	9.93	1.68%
Basic Materials UltraSector ProFund	1,000.00	1,670.60	11.65	1.76%
Biotechnology UltraSector ProFund	1,000.00	1,122.20	10.26	1.95%
Consumer Goods UltraSector ProFund	1,000.00	1,289.20	9.54	1.68%
Consumer Services UltraSector ProFund	1,000.00	1,354.90	9.58	1.64%
Financials UltraSector ProFund	1,000.00	1,429.30	10.12	1.68%
Health Care UltraSector ProFund	1,000.00	1,114.10	8.81	1.68%
Industrials UltraSector ProFund	1,000.00	1,273.30	9.47	1.68%
Internet UltraSector ProFund	1,000.00	1,800.80	13.54	1.95%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,250.00	9.37	1.68%
Oil & Gas UltraSector ProFund	1,000.00	1,085.90	8.22	1.59%

Expense Examples (continued) (unaudited)

	Beginning Account Value 2/1/09	Ending Account Value 7/31/09	Expenses Paid During Period* 2/1/09 - 7/31/09	Expense Ratio During Period 2/1/09 - 7/31/09
Oil Equipment, Services & Distribution UltraSector ProFund	$1,000.00	$1,467.50	$11.93	1.95%
Pharmaceuticals UltraSector ProFund	1,000.00	1,083.30	8.68	1.68%
Precious Metals UltraSector ProFund	1,000.00	1,256.90	9.07	1.62%
Real Estate UltraSector ProFund	1,000.00	1,139.60	8.91	1.68%
Semiconductor UltraSector ProFund	1,000.00	1,940.20	12.25	1.68%
Technology UltraSector ProFund	1,000.00	1,642.40	11.01	1.68%
Telecommunications UltraSector ProFund	1,000.00	1,160.30	9.00	1.68%
Utilities UltraSector ProFund	1,000.00	1,029.90	9.81	1.95%
Short Oil & Gas ProFund	1,000.00	844.10	8.92	1.95%
Short Precious Metals ProFund	1,000.00	727.90	7.54	1.76%
Short Real Estate ProFund	1,000.00	598.00	6.62	1.67%
U.S. Government Plus ProFund	1,000.00	865.50	6.20	1.34%
Rising Rates Opportunity 10 ProFund	1,000.00	1,014.50	7.89	1.58%
Rising Rates Opportunity ProFund	1,000.00	1,079.70	8.71	1.69%
Rising U.S. Dollar ProFund	1,000.00	892.30	7.88	1.68%
Falling U.S. Dollar ProFund	1,000.00	1,090.70	9.80	1.89%

Service Class
Bull ProFund	1,000.00	1,189.50	15.74	2.90%
Mid-Cap ProFund	1,000.00	1,251.00	14.96	2.68%
Small-Cap ProFund	1,000.00	1,226.20	14.90	2.70%
NASDAQ-100 ProFund	1,000.00	1,345.50	15.41	2.65%
Large-Cap Value ProFund	1,000.00	1,199.70	14.62	2.68%
Large-Cap Growth ProFund	1,000.00	1,188.90	15.68	2.89%
Mid-Cap Value ProFund	1,000.00	1,225.40	14.79	2.68%
Mid-Cap Growth ProFund**	1,000.00	1,278.30	10.28	1.82%
Small-Cap Value ProFund	1,000.00	1,245.40	14.92	2.68%
Small-Cap Growth ProFund	1,000.00	1,257.40	15.00	2.68%
Europe 30 ProFund	1,000.00	1,313.70	16.92	2.95%
UltraBull ProFund	1,000.00	1,362.40	15.70	2.68%
UltraMid-Cap ProFund	1,000.00	1,476.40	17.13	2.79%
UltraSmall-Cap ProFund	1,000.00	1,399.10	17.90	3.01%
UltraDow 30 ProFund	1,000.00	1,277.10	16.82	2.98%
UltraNASDAQ-100 ProFund	1,000.00	1,751.60	17.87	2.62%
UltraInternational ProFund	1,000.00	1,639.30	17.73	2.71%
UltraEmerging Markets ProFund	1,000.00	2,011.40	19.26	2.58%
UltraLatin America ProFund	1,000.00	2,051.50	19.82	2.62%
UltraChina ProFund	1,000.00	2,434.20	24.10	2.83%
UltraJapan ProFund	1,000.00	1,563.40	18.50	2.91%
Bear ProFund	1,000.00	772.00	12.21	2.78%
Short Small-Cap ProFund	1,000.00	709.30	12.42	2.93%
Short NASDAQ-100 ProFund	1,000.00	693.10	11.25	2.68%
UltraBear ProFund	1,000.00	568.60	10.11	2.60%
UltraShort Mid-Cap ProFund	1,000.00	483.70	10.71	2.91%
UltraShort Small-Cap ProFund	1,000.00	456.50	10.69	2.96%
UltraShort Dow 30 ProFund	1,000.00	636.90	12.14	2.99%
UltraShort NASDAQ-100 ProFund	1,000.00	460.00	9.96	2.75%
UltraShort International ProFund	1,000.00	458.10	10.34	2.86%
UltraShort Emerging Markets ProFund	1,000.00	333.30	9.79	2.96%
UltraShort Latin America ProFund	1,000.00	304.30	8.70	2.69%
UltraShort China ProFund	1,000.00	261.30	7.82	2.50%
UltraShort Japan ProFund	1,000.00	491.60	9.99	2.70%
Banks UltraSector ProFund	1,000.00	1,379.20	15.81	2.68%
Basic Materials UltraSector ProFund	1,000.00	1,663.10	18.22	2.76%
Biotechnology UltraSector ProFund	1,000.00	1,116.60	15.48	2.95%
Consumer Goods UltraSector ProFund	1,000.00	1,283.90	15.18	2.68%
Consumer Services UltraSector ProFund	1,000.00	1,348.90	15.38	2.64%
Financials UltraSector ProFund	1,000.00	1,420.10	16.08	2.68%
Health Care UltraSector ProFund	1,000.00	1,108.90	14.01	2.68%
Industrials UltraSector ProFund	1,000.00	1,266.80	15.06	2.68%
Internet UltraSector ProFund	1,000.00	1,791.70	20.42	2.95%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,240.00	14.88	2.68%
Oil & Gas UltraSector ProFund	1,000.00	1,080.70	13.36	2.59%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	1,460.90	18.00	2.95%

xc

Expense Examples (continued) (unaudited)

	Beginning Account Value 2/1/09	Ending Account Value 7/31/09	Expenses Paid During Period* 2/1/09 - 7/31/09	Expense Ratio During Period 2/1/09 - 7/31/09
Pharmaceuticals UltraSector ProFund	$1,000.00	$1,076.50	$13.80	2.68%
Precious Metals UltraSector ProFund	1,000.00	1,251.00	14.62	2.62%
Real Estate UltraSector ProFund	1,000.00	1,135.40	14.19	2.68%
Semiconductor UltraSector ProFund	1,000.00	1,931.50	19.48	2.68%
Technology UltraSector ProFund	1,000.00	1,634.30	17.50	2.68%
Telecommunications UltraSector ProFund	1,000.00	1,154.40	14.32	2.68%
Utilities UltraSector ProFund	1,000.00	1,025.50	14.82	2.95%
Short Oil & Gas ProFund	1,000.00	839.80	13.46	2.95%
Short Precious Metals ProFund	1,000.00	725.50	11.81	2.76%
Short Real Estate ProFund	1,000.00	595.50	10.52	2.66%
U.S. Government Plus ProFund	1,000.00	861.80	10.80	2.34%
Rising Rates Opportunity 10 ProFund	1,000.00	1,010.00	12.86	2.58%
Rising Rates Opportunity ProFund	1,000.00	1,073.30	13.83	2.69%
Rising U.S. Dollar ProFund	1,000.00	888.10	12.55	2.68%
Falling U.S. Dollar ProFund	1,000.00	1,085.40	14.94	2.89%

Class A
U.S. Government Plus ProFund	1,000.00	864.40	7.35	1.59%
Rising Rates Opportunity 10 ProFund	1,000.00	1,012.90	9.13	1.83%
Rising Rates Opportunity ProFund	1,000.00	1,077.00	9.99	1.94%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	The expense ratio during the period included a non-recurring reduction in Fund expenses. If the reduction in Fund expenses had not occurred, the ending account value at July 31, 2009, expenses paid during the period, and expense ratio for the period would have been $1,284.40, $9.74, and 1.72%, respectively for the Investor Class, and $1,278.30, $15.37, and 2.72%, respectively for the Service Class.

xci

Expense Examples (continued) (unaudited)

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each ProFund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 2/1/09	Ending Account Value 7/31/09	Expenses Paid During Period* 2/1/09 - 7/31/09	Expense Ratio During Period 2/1/09 - 7/31/09
Investor Class
Bull ProFund	$1,000.00	$1,015.37	$9.49	1.90%
Mid-Cap ProFund	1,000.00	1,016.46	8.40	1.68%
Small-Cap ProFund	1,000.00	1,016.36	8.50	1.70%
NASDAQ-100 ProFund	1,000.00	1,016.61	8.25	1.65%
Large-Cap Value ProFund	1,000.00	1,016.46	8.40	1.68%
Large-Cap Growth ProFund	1,000.00	1,015.42	9.44	1.89%
Mid-Cap Value ProFund	1,000.00	1,016.46	8.40	1.68%
Mid-Cap Growth ProFund**	1,000.00	1,020.73	4.11	0.82%
Small-Cap Value ProFund	1,000.00	1,016.46	8.40	1.68%
Small-Cap Growth ProFund	1,000.00	1,016.46	8.40	1.68%
Europe 30 ProFund	1,000.00	1,015.12	9.74	1.95%
UltraBull ProFund	1,000.00	1,016.46	8.40	1.68%
UltraMid-Cap ProFund	1,000.00	1,015.92	8.95	1.79%
UltraSmall-Cap ProFund	1,000.00	1,014.83	10.04	2.01%
UltraDow 30 ProFund	1,000.00	1,014.98	9.89	1.98%
UltraNASDAQ-100 ProFund	1,000.00	1,016.76	8.10	1.62%
UltraInternational ProFund	1,000.00	1,016.31	8.55	1.71%
UltraEmerging Markets ProFund	1,000.00	1,016.96	7.90	1.58%
UltraLatin America ProFund	1,000.00	1,016.76	8.10	1.62%
UltraChina ProFund	1,000.00	1,015.72	9.15	1.83%
UltraJapan ProFund	1,000.00	1,015.32	9.54	1.91%
Bear ProFund	1,000.00	1,015.97	8.90	1.78%
Short Small-Cap ProFund	1,000.00	1,015.22	9.64	1.93%
Short NASDAQ-100 ProFund	1,000.00	1,016.46	8.40	1.68%
UltraBear ProFund	1,000.00	1,016.76	8.10	1.62%
UltraShort Mid-Cap ProFund	1,000.00	1,015.32	9.54	1.91%
UltraShort Small-Cap ProFund	1,000.00	1,015.08	9.79	1.96%
UltraShort Dow 30 ProFund	1,000.00	1,014.93	9.94	1.99%
UltraShort NASDAQ-100 ProFund	1,000.00	1,016.12	8.75	1.75%
UltraShort International ProFund	1,000.00	1,015.57	9.30	1.86%
UltraShort Emerging Markets ProFund	1,000.00	1,015.08	9.79	1.96%
UltraShort Latin America ProFund	1,000.00	1,016.41	8.45	1.69%
UltraShort China ProFund	1,000.00	1,017.36	7.50	1.50%
UltraShort Japan ProFund	1,000.00	1,016.36	8.50	1.70%
Banks UltraSector ProFund	1,000.00	1,016.46	8.40	1.68%
Basic Materials UltraSector ProFund	1,000.00	1,016.07	8.80	1.76%
Biotechnology UltraSector ProFund	1,000.00	1,015.12	9.74	1.95%
Consumer Goods UltraSector ProFund	1,000.00	1,016.46	8.40	1.68%
Consumer Services UltraSector ProFund	1,000.00	1,016.66	8.20	1.64%
Financials UltraSector ProFund	1,000.00	1,016.46	8.40	1.68%
Health Care UltraSector ProFund	1,000.00	1,016.46	8.40	1.68%
Industrials UltraSector ProFund	1,000.00	1,016.46	8.40	1.68%
Internet UltraSector ProFund	1,000.00	1,015.12	9.74	1.95%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,016.46	8.40	1.68%
Oil & Gas UltraSector ProFund	1,000.00	1,016.91	7.95	1.59%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	1,015.12	9.74	1.95%
Pharmaceuticals UltraSector ProFund	1,000.00	1,016.46	8.40	1.68%
Precious Metals UltraSector ProFund	1,000.00	1,016.76	8.10	1.62%
Real Estate UltraSector ProFund	1,000.00	1,016.46	8.40	1.68%
Semiconductor UltraSector ProFund	1,000.00	1,016.46	8.40	1.68%
Technology UltraSector ProFund	1,000.00	1,016.46	8.40	1.68%
Telecommunications UltraSector ProFund	1,000.00	1,016.46	8.40	1.68%
Utilities UltraSector ProFund	1,000.00	1,015.12	9.74	1.95%
Short Oil & Gas ProFund	1,000.00	1,015.12	9.74	1.95%
Short Precious Metals ProFund	1,000.00	1,016.07	8.80	1.76%

xcii

Expense Examples (continued) (unaudited)

	Beginning Account Value 2/1/09	Ending Account Value 7/31/09	Expenses Paid During Period* 2/1/09 - 7/31/09	Expense Ratio During Period 2/1/09 - 7/31/09
Short Real Estate ProFund	$1,000.00	$1,016.51	$8.35	1.67%
U.S. Government Plus ProFund	1,000.00	1,018.15	6.71	1.34%
Rising Rates Opportunity 10 ProFund	1,000.00	1,016.96	7.90	1.58%
Rising Rates Opportunity ProFund	1,000.00	1,016.41	8.45	1.69%
Rising U.S. Dollar ProFund	1,000.00	1,016.46	8.40	1.68%
Falling U.S. Dollar ProFund	1,000.00	1,015.42	9.44	1.89%

Service Class
Bull ProFund	1,000.00	1,010.41	14.46	2.90%
Mid-Cap ProFund	1,000.00	1,011.50	13.37	2.68%
Small-Cap ProFund	1,000.00	1,011.41	13.47	2.70%
NASDAQ-100 ProFund	1,000.00	1,011.65	13.22	2.65%
Large-Cap Value ProFund	1,000.00	1,011.50	13.37	2.68%
Large-Cap Growth ProFund	1,000.00	1,010.46	14.41	2.89%
Mid-Cap Value ProFund	1,000.00	1,011.50	13.37	2.68%
Mid-Cap Growth ProFund**	1,000.00	1,015.77	9.10	1.82%
Small-Cap Value ProFund	1,000.00	1,011.50	13.37	2.68%
Small-Cap Growth ProFund	1,000.00	1,011.50	13.37	2.68%
Europe 30 ProFund	1,000.00	1,010.17	14.70	2.95%
UltraBull ProFund	1,000.00	1,011.50	13.37	2.68%
UltraMid-Cap ProFund	1,000.00	1,010.96	13.91	2.79%
UltraSmall-Cap ProFund	1,000.00	1,009.87	15.00	3.01%
UltraDow 30 ProFund	1,000.00	1,010.02	14.85	2.98%
UltraNASDAQ-100 ProFund	1,000.00	1,011.80	13.07	2.62%
UltraInternational ProFund	1,000.00	1,011.36	13.51	2.71%
UltraEmerging Markets ProFund	1,000.00	1,012.00	12.87	2.58%
UltraLatin America ProFund	1,000.00	1,011.80	13.07	2.62%
UltraChina ProFund	1,000.00	1,010.76	14.11	2.83%
UltraJapan ProFund	1,000.00	1,010.36	14.51	2.91%
Bear ProFund	1,000.00	1,011.01	13.86	2.78%
Short Small-Cap ProFund	1,000.00	1,010.26	14.60	2.93%
Short NASDAQ-100 ProFund	1,000.00	1,011.50	13.37	2.68%
UltraBear ProFund	1,000.00	1,011.90	12.97	2.60%
UltraShort Mid-Cap ProFund	1,000.00	1,010.36	14.51	2.91%
UltraShort Small-Cap ProFund	1,000.00	1,010.12	14.75	2.96%
UltraShort Dow 30 ProFund	1,000.00	1,009.97	14.90	2.99%
UltraShort NASDAQ-100 ProFund	1,000.00	1,011.16	13.71	2.75%
UltraShort International ProFund	1,000.00	1,010.61	14.26	2.86%
UltraShort Emerging Markets ProFund	1,000.00	1,010.12	14.75	2.96%
UltraShort Latin America ProFund	1,000.00	1,011.46	13.42	2.69%
UltraShort China ProFund	1,000.00	1,012.40	12.47	2.50%
UltraShort Japan ProFund	1,000.00	1,011.41	13.47	2.70%
Banks UltraSector ProFund	1,000.00	1,011.50	13.37	2.68%
Basic Materials UltraSector ProFund	1,000.00	1,011.11	13.76	2.76%
Biotechnology UltraSector ProFund	1,000.00	1,010.17	14.70	2.95%
Consumer Goods UltraSector ProFund	1,000.00	1,011.50	13.37	2.68%
Consumer Services UltraSector ProFund	1,000.00	1,011.70	13.17	2.64%
Financials UltraSector ProFund	1,000.00	1,011.50	13.37	2.68%
Health Care UltraSector ProFund	1,000.00	1,011.50	13.37	2.68%
Industrials UltraSector ProFund	1,000.00	1,011.50	13.37	2.68%
Internet UltraSector ProFund	1,000.00	1,010.17	14.70	2.95%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,011.50	13.37	2.68%
Oil & Gas UltraSector ProFund	1,000.00	1,011.95	12.92	2.59%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	1,010.17	14.70	2.95%
Pharmaceuticals UltraSector ProFund	1,000.00	1,011.50	13.37	2.68%
Precious Metals UltraSector ProFund	1,000.00	1,011.80	13.07	2.62%
Real Estate UltraSector ProFund	1,000.00	1,011.50	13.37	2.68%
Semiconductor UltraSector ProFund	1,000.00	1,011.50	13.37	2.68%
Technology UltraSector ProFund	1,000.00	1,011.50	13.37	2.68%
Telecommunications UltraSector ProFund	1,000.00	1,011.50	13.37	2.68%
Utilities UltraSector ProFund	1,000.00	1,010.17	14.70	2.95%
Short Oil & Gas ProFund	1,000.00	1,010.17	14.70	2.95%
Short Precious Metals ProFund	1,000.00	1,011.11	13.76	2.76%
Short Real Estate ProFund	1,000.00	1,011.60	13.27	2.66%

xciii

Expense Examples (continued) (unaudited)

	Beginning Account Value 2/1/09	Ending Account Value 7/31/09	Expenses Paid During Period* 2/1/09 - 7/31/09	Expense Ratio During Period 2/1/09 - 7/31/09
U.S. Government Plus ProFund	$1,000.00	$1,013.19	$11.68	2.34%
Rising Rates Opportunity 10 ProFund	1,000.00	1,012.00	12.87	2.58%
Rising Rates Opportunity ProFund	1,000.00	1,011.46	13.42	2.69%
Rising U.S. Dollar ProFund	1,000.00	1,011.50	13.37	2.68%
Falling U.S. Dollar ProFund	1,000.00	1,010.46	14.41	2.89%

Class A
U.S. Government Plus ProFund	1,000.00	1,016.91	7.95	1.59%
Rising Rates Opportunity 10 ProFund	1,000.00	1,015.72	9.15	1.83%
Rising Rates Opportunity ProFund	1,000.00	1,015.17	9.69	1.94%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	The expense ratio during the period included a non-recurring reduction in Fund expenses. If the reduction in Fund expenses had not occurred, the ending account value at July 31, 2009, expenses paid during the period, and expense ratio for the period would have been $1,016.27, $8.60, and 1.72%, respectively for the Investor Class, and $1,011.31, $13.56, and 2.72%, respectively for the Service Class.

xciv

PROFUNDS Bull ProFund	Summary Schedule of Portfolio Investments July 31, 2009

Common Stocks (72.8%)
	Percentage of Net Assets	Shares	Value
3M Co. (Miscellaneous Manufacturing)	0.4%	2,688	$189,558
Abbott Laboratories (Pharmaceuticals)	0.6%	5,985	269,265
Amgen, Inc.* (Biotechnology)	0.5%	3,906	243,383
Apple Computer, Inc.* (Computers)	1.2%	3,444	562,715
AT&T, Inc. (Telecommunications)	1.3%	22,827	598,752
Bank of America Corp. (Banks)	1.1%	34,062	503,777
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.4%	7,665	166,637
ChevronTexaco Corp. (Oil & Gas)	1.2%	7,749	538,323
Cisco Systems, Inc.* (Telecommunications)	1.1%	22,302	490,867
Coca-Cola Co. (Beverages)	0.8%	7,707	384,117
ConocoPhillips (Oil & Gas)	0.6%	5,733	250,589
CVS Corp. (Retail)	0.4%	5,628	188,425
Exxon Mobil Corp. (Oil & Gas)	2.9%	18,879	1,328,893
General Electric Co. (Miscellaneous Manufacturing)	1.2%	40,971	549,011
Gilead Sciences, Inc.* (Pharmaceuticals)	0.4%	3,507	171,598
Google, Inc.—Class A* (Internet)	0.9%	924	409,378
Hewlett-Packard Co. (Computers)	0.9%	9,240	400,092
Home Depot, Inc. (Retail)	0.4%	6,552	169,959
Intel Corp. (Semiconductors)	0.9%	21,609	415,973
International Business Machines Corp. (Computers)	1.3%	5,103	601,797
J.P. Morgan Chase & Co. (Diversified Financial Services)	1.3%	15,099	583,576
Johnson & Johnson (Healthcare—Products)	1.4%	10,668	649,575
McDonald’s Corp. (Retail)	0.5%	4,263	234,721
Merck & Co., Inc. (Pharmaceuticals)	0.5%	8,148	244,521
Microsoft Corp. (Software)	1.5%	29,610	696,427
Monsanto Co. (Agriculture)	0.4%	2,121	178,164
Occidental Petroleum Corp. (Oil & Gas)	0.5%	3,129	223,223
Oracle Corp. (Software)	0.7%	14,658	324,382
PepsiCo, Inc. (Beverages)	0.7%	6,027	342,032
Pfizer, Inc. (Pharmaceuticals)	0.9%	26,103	415,821
Philip Morris International, Inc. (Commercial Services)	0.8%	7,581	353,275
Procter & Gamble Co. (Cosmetics/Personal Care)	1.4%	11,277	625,986
Qualcomm, Inc. (Telecommunications)	0.6%	6,405	295,975
Schering-Plough Corp. (Pharmaceuticals)	0.4%	6,300	167,013
Schlumberger, Ltd. (Oil & Gas Services)	0.5%	4,620	247,170
The Goldman Sachs Group, Inc. (Diversified Financial Services)	0.7%	1,953	318,925

Common Stocks, continued
	Percentage of Net Assets	Shares	Value
United Parcel Service, Inc.—Class B (Transportation)	0.5%	3,843	$206,484
United Technologies Corp. (Aerospace/Defense)	0.4%	3,654	199,033
Verizon Communications, Inc. (Telecommunications)	0.8%	10,983	352,225
Wal-Mart Stores, Inc. (Retail)	0.9%	8,631	430,514
Walt Disney Co. (Media)	0.4%	7,182	180,412
Wells Fargo & Co. (Banks)	1.0%	18,018	440,720
Wyeth (Pharmaceuticals)	0.5%	5,166	240,477
Other Common Stocks	37.0%	670,684	17,103,037

TOTAL COMMON STOCKS (Cost $24,722,639)			33,486,797

Repurchase Agreements (27.0%)
	Principal Amount
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $1,230,010 (Collateralized by $1,257,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $1,255,782)	$1,230,000	1,230,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $5,328,053 (Collateralized by $5,305,000 of various U.S. Government Agency Obligations, 1.75%-4.13%, 3/23/11-12/21/12, market value $5,436,429)	5,328,000	5,328,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $4,614,046 (Collateralized by $4,421,000 of various U.S. Government Agency Obligations, 1.20%-4.13%, 6/16/11-9/27/13, market value $4,707,740)	4,614,000	4,614,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $1,230,010 (Collateralized by $1,218,000 Federal National Mortgage Association, 3.25%, 2/10/10, market value $1,256,047)	1,230,000	1,230,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,402,000)		12,402,000

TOTAL INVESTMENT SECURITIES (Cost $37,124,639)—99.8%		45,888,797
Net other assets (liabilities)—0.2%		74,228

NET ASSETS—100.0%		$45,963,025

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $1,890,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.

See accompanying notes to the financial statements.

PROFUNDS Bull ProFund	Summary Schedule of Portfolio Investments July 31, 2009

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring 9/18/09 (Underlying notional amount at value $1,229,688)	25	$83,851
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$5,224,934	$36,218
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	6,042,519	4,356

Bull ProFund invested in the following industries as of July 31, 2009:

	Value	% of Net Assets
Advertising	$50,326	0.1%
Aerospace/Defense	708,514	1.7%
Agriculture	469,376	1.1%
Airlines	22,420	0.1%
Apparel	155,468	0.4%
Auto Manufacturers	148,377	0.3%
Auto Parts & Equipment	75,323	0.1%
Banks	1,680,357	3.5%
Beverages	843,723	1.8%
Biotechnology	497,676	1.0%
Building Materials	41,243	0.1%
Chemicals	496,318	1.1%
Coal	67,630	0.2%
Commercial Services	647,986	1.3%
Computers	1,969,333	4.4%
Cosmetics/Personal Care	835,728	1.8%
Distribution/Wholesale	60,267	0.2%
Diversified Financial Services	1,745,068	3.9%
Electric	1,223,133	2.5%
Electrical Components & Equipment	115,126	0.2%
Electronics	173,257	0.4%
Engineering & Construction	56,383	0.1%
Entertainment	34,335	0.1%
Environmental Control	103,878	0.2%
Food	684,902	1.6%
Forest Products & Paper	93,102	0.2%

	Value	% of Net Assets
Gas	$55,668	0.1%
Hand/Machine Tools	29,564	NM
Healthcare—Products	1,288,848	2.7%
Healthcare—Services	394,854	0.9%
Holding Companies—Diversified	16,979	NM
Home Builders	38,606	NM
Home Furnishings	22,485	NM
Household Products/Wares	161,652	0.4%
Housewares	13,784	NM
Insurance	833,318	1.9%
Internet	805,971	1.7%
Iron/Steel	94,365	0.2%
Leisure Time	68,019	0.1%
Lodging	63,846	0.1%
Machinery—Construction & Mining	102,704	0.2%
Machinery—Diversified	147,752	0.4%
Media	796,468	1.8%
Metal Fabricate/Hardware	43,576	0.1%
Mining	221,408	0.5%
Miscellaneous Manufacturing	1,143,637	2.5%
Office/Business Equipment	43,825	0.1%
Oil & Gas	3,359,504	7.2%
Oil & Gas Services	514,738	1.2%
Packaging & Containers	73,200	0.1%
Pharmaceuticals	2,227,210	4.9%
Pipelines	132,860	0.4%
REIT	316,618	0.8%
Real Estate	10,072	NM
Retail	2,118,621	4.5%
Savings & Loans	28,345	0.1%
Semiconductors	905,971	2.1%
Software	1,504,425	3.2%
Telecommunications	2,181,516	4.6%
Textiles	12,691	NM
Toys/Games/Hobbies	37,166	0.1%
Transportation	677,282	1.5%
Other**	12,476,228	27.2%

Total	$45,963,025	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Common Stocks	$33,486,797	$ —	$33,486,797
Repurchase Agreements	—	12,402,000	12,402,000

Total Investment Securities	33,486,797	12,402,000	45,888,797

Other Financial Instruments*	83,851	40,574	124,425

Total Investments	$33,570,648	$12,442,574	$46,013,222

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks (50.9%)
	Shares	Value
3Com Corp.* (Telecommunications)	3,700	$13,949
99 Cents Only Stores* (Retail)	444	6,505
Aaron’s, Inc. (Commercial Services)	444	12,197
ACI Worldwide, Inc.* (Software)	296	4,461
Acxiom Corp. (Software)	592	5,713
ADC Telecommunications, Inc.* (Telecommunications)	888	6,465
ADTRAN, Inc. (Telecommunications)	518	12,515
Advance Auto Parts, Inc. (Retail)	888	41,052
Advent Software, Inc.* (Software)	148	5,395
Aecom Technology Corp.* (Engineering & Construction)	814	26,374
Aeropostale, Inc.* (Retail)	592	21,549
Affiliated Managers Group, Inc.* (Diversified Financial Services)	370	24,427
Affymetrix, Inc.* (Biotechnology)	666	5,887
AGCO Corp.* (Machinery—Diversified)	814	25,608
AGL Resources, Inc. (Gas)	740	24,879
Airgas, Inc. (Chemicals)	740	32,989
AirTran Holdings, Inc.* (Airlines)	1,110	8,036
Alaska Air Group, Inc.* (Airlines)	296	6,826
Albemarle Corp. (Chemicals)	814	24,184
Alberto-Culver Co. (Cosmetics/Personal Care)	814	20,855
Alexander & Baldwin, Inc. (Transportation)	370	10,811
Alexandria Real Estate Equities, Inc. (REIT)	370	14,101
Alliance Data Systems Corp.* (Commercial Services)	518	26,418
Alliant Energy Corp. (Electric)	1,036	27,102
Alliant Techsystems, Inc.* (Aerospace/Defense)	296	23,301
AMB Property Corp. (REIT)	1,332	26,387
American Eagle Outfitters, Inc. (Retail)	1,924	27,686
American Financial Group, Inc. (Insurance)	666	16,244
American Greetings Corp.—Class A (Household Products/Wares)	370	5,835
AmeriCredit Corp.* (Diversified Financial Services)	1,258	19,738
Ametek, Inc. (Electrical Components & Equipment)	962	31,130
AnnTaylor Stores Corp.* (Retail)	518	6,252
ANSYS, Inc.* (Software)	814	25,446
Apollo Investment Corp. (Investment Companies)	1,332	9,484
AptarGroup, Inc. (Miscellaneous Manufacturing)	592	20,673
Aqua America, Inc. (Water)	1,258	22,719
Arch Coal, Inc. (Coal)	1,554	27,055
Arrow Electronics, Inc.* (Electronics)	1,110	28,605
Arthur J. Gallagher & Co. (Insurance)	888	20,335
Ashland, Inc. (Chemicals)	592	19,619
Associated Banc-Corp (Banks)	1,184	12,835
Astoria Financial Corp. (Savings & Loans)	740	7,185
Atmel Corp.* (Semiconductors)	4,292	17,898
Avnet, Inc.* (Electronics)	1,406	34,306
Avocent Corp.* (Internet)	370	5,739
BancorpSouth, Inc. (Banks)	666	14,985
Bank of Hawaii Corp. (Banks)	444	17,036
Barnes & Noble, Inc. (Retail)	296	6,817
BE Aerospace, Inc.* (Aerospace/Defense)	962	15,546
Beckman Coulter, Inc. (Healthcare—Products)	592	37,290
Bill Barrett Corp.* (Oil & Gas)	296	9,351
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	148	11,461
BJ’s Wholesale Club, Inc.* (Retail)	518	17,275
Black Hills Corp. (Electric)	370	9,624

Common Stocks, continued
	Shares	Value
Blyth, Inc. (Household Products/Wares)	74	$3,140
Bob Evans Farms, Inc. (Retail)	222	6,442
BorgWarner, Inc. (Auto Parts & Equipment)	1,110	36,841
Boyd Gaming Corp.* (Lodging)	518	4,760
BRE Properties, Inc.—Class A (REIT)	444	10,536
Brink’s Home Security Holdings, Inc.* (Commercial Services)	370	11,033
Brinker International, Inc. (Retail)	962	16,008
Broadridge Financial Solutions, Inc. (Software)	1,332	23,004
Brown & Brown, Inc. (Insurance)	1,110	21,290
Bucyrus International, Inc.—Class A (Machinery—Construction & Mining)	666	19,634
Cabot Corp. (Chemicals)	592	10,834
Cadence Design Systems, Inc.* (Computers)	2,516	14,844
Callaway Golf Co. (Leisure Time)	592	3,771
Camden Property Trust (REIT)	592	17,470
Career Education Corp.* (Commercial Services)	666	15,265
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	518	16,234
Carmax, Inc.* (Retail)	2,072	33,421
Carpenter Technology Corp. (Iron/Steel)	370	6,915
Cathay Bancorp, Inc. (Banks)	444	4,049
Cerner Corp.* (Software)	592	38,527
Charles River Laboratories International, Inc.* (Biotechnology)	592	19,577
Cheesecake Factory, Inc.* (Retail)	518	10,034
Chico’s FAS, Inc.* (Retail)	1,628	18,673
Chipotle Mexican Grill, Inc.—Class A* (Retail)	296	27,774
Church & Dwight, Inc. (Household Products/Wares)	666	39,281
Cimarex Energy Co. (Oil & Gas)	740	26,477
Cincinnati Bell, Inc.* (Telecommunications)	1,998	6,254
City National Corp. (Banks)	370	14,593
Clean Harbors, Inc.* (Environmental Control)	148	7,721
Cleco Corp. (Electric)	518	12,271
Cliffs Natural Resources, Inc. (Iron/Steel)	1,184	32,430
Coldwater Creek, Inc.* (Retail)	444	3,259
Collective Brands, Inc.* (Retail)	592	9,425
Commerce Bancshares, Inc. (Banks)	592	21,703
Commercial Metals Co. (Metal Fabricate/Hardware)	1,036	17,135
Commscope, Inc.* (Telecommunications)	740	18,944
Community Health Systems, Inc.* (Healthcare—Services)	814	23,052
Comstock Resources, Inc.* (Oil & Gas)	444	17,094
Con-way, Inc. (Transportation)	444	20,224
Copart, Inc.* (Retail)	592	20,904
Corinthian Colleges, Inc.* (Commercial Services)	814	12,568
Corn Products International, Inc. (Food)	666	18,648
Corporate Office Properties Trust (REIT)	518	17,565
Corrections Corp. of America* (Commercial Services)	1,036	17,881
Cousins Properties, Inc. (REIT)	370	3,189
Covance, Inc.* (Healthcare—Services)	592	32,649
Crane Co. (Miscellaneous Manufacturing)	444	9,422
Cree Research, Inc.* (Semiconductors)	814	26,097
Cullen/Frost Bankers, Inc. (Banks)	518	24,880
Cytec Industries, Inc. (Chemicals)	444	11,144
Deluxe Corp. (Commercial Services)	444	6,949
Dick’s Sporting Goods, Inc.* (Retail)	814	16,158
Diebold, Inc. (Computers)	592	16,410
Digital River, Inc.* (Internet)	296	10,464
Dollar Tree, Inc.* (Retail)	814	37,542
Donaldson Co., Inc. (Miscellaneous Manufacturing)	740	28,127

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks, continued
	Shares	Value
DPL, Inc. (Electric)	1,110	$26,584
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	666	20,986
DST Systems, Inc.* (Computers)	370	16,402
Duke-Weeks Realty Corp. (REIT)	2,146	20,366
Dycom Industries, Inc.* (Engineering & Construction)	370	4,710
Eaton Vance Corp. (Diversified Financial Services)	1,110	31,768
Edwards Lifesciences Corp.* (Healthcare—Products)	518	33,882
Encore Acquisition Co.* (Oil & Gas)	444	15,806
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,110	23,321
Energen Corp. (Gas)	666	27,519
Energizer Holdings, Inc.* (Electrical Components & Equipment)	592	37,924
Equinix, Inc.* (Internet)	296	24,192
Equity One, Inc. (REIT)	296	4,455
Essex Property Trust, Inc. (REIT)	222	14,432
Everest Re Group, Ltd. (Insurance)	518	41,554
Exterran Holdings, Inc.* (Oil & Gas Services)	592	10,295
F5 Networks, Inc.* (Internet)	740	27,469
FactSet Research Systems, Inc. (Computers)	370	20,979
Fair Isaac Corp. (Software)	444	8,520
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,184	10,455
Federal Realty Investment Trust (REIT)	518	29,552
Federal Signal Corp. (Miscellaneous Manufacturing)	444	3,934
Fidelity National Title Group, Inc.—Class A (Insurance)	2,220	31,857
First American Financial Corp. (Insurance)	888	26,240
First Niagara Financial Group, Inc. (Savings & Loans)	1,406	18,489
FirstMerit Corp. (Banks)	741	13,842
Flowers Foods, Inc. (Food)	740	17,486
FMC Corp. (Chemicals)	666	32,394
Foot Locker, Inc. (Retail)	1,480	16,398
Forest Oil Corp.* (Oil & Gas)	1,036	17,457
Fossil, Inc.* (Household Products/Wares)	444	11,695
Frontier Oil Corp. (Oil & Gas)	962	13,372
FTI Consulting, Inc.* (Commercial Services)	444	24,167
Fulton Financial Corp. (Banks)	1,628	11,005
Gartner Group, Inc.* (Commercial Services)	518	8,858
GATX Corp. (Trucking & Leasing)	444	11,198
Gen-Probe, Inc.* (Healthcare—Products)	444	16,481
Gentex Corp. (Electronics)	1,258	18,832
Global Payments, Inc. (Software)	740	31,302
Graco, Inc. (Machinery—Diversified)	518	12,815
Granite Construction, Inc. (Engineering & Construction)	296	10,028
Great Plains Energy, Inc. (Electric)	1,258	20,040
Greif, Inc.—Class A (Packaging & Containers)	296	15,194
GUESS?, Inc. (Apparel)	518	15,058
Hanesbrands, Inc.* (Apparel)	888	17,671
Hanover Insurance Group, Inc. (Insurance)	444	17,454
Hansen Natural Corp.* (Beverages)	666	20,653
Harsco Corp. (Miscellaneous Manufacturing)	740	20,357
Harte-Hanks, Inc. (Advertising)	296	3,203
Hawaiian Electric Industries, Inc. (Electric)	814	14,546
HCC Insurance Holdings, Inc. (Insurance)	1,036	26,004

Common Stocks, continued
	Shares	Value
Health Management Associates, Inc.—Class A* (Healthcare—Services)	2,294	$13,833
Health Net, Inc.* (Healthcare—Services)	962	13,016
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	888	9,315
Helmerich & Payne, Inc. (Oil & Gas)	962	33,054
Henry Schein, Inc.* (Healthcare—Products)	814	41,823
Herman Miller, Inc. (Office Furnishings)	444	7,375
Hewitt Associates, Inc.* (Commercial Services)	740	22,148
Highwoods Properties, Inc. (REIT)	666	17,056
Hill-Rom Holdings, Inc. (Healthcare—Products)	592	10,147
HNI Corp. (Office Furnishings)	370	8,244
Hologic, Inc.* (Healthcare—Products)	2,442	35,873
Horace Mann Educators Corp. (Insurance)	370	4,200
Hospitality Properties Trust (REIT)	1,036	16,358
Hubbell, Inc.—Class B (Electrical Components & Equipment)	518	19,332
IDACORP, Inc. (Electric)	444	12,308
IDEX Corp. (Machinery—Diversified)	740	20,187
IDEXX Laboratories, Inc.* (Healthcare—Products)	518	25,807
Imation Corp. (Computers)	222	2,016
Immucor, Inc.* (Healthcare—Products)	666	11,096
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	1,480	24,894
Integrated Device Technology, Inc.* (Semiconductors)	1,554	10,521
International Bancshares Corp. (Banks)	444	5,852
International Rectifier Corp.* (Semiconductors)	666	11,029
International Speedway Corp. (Entertainment)	222	5,677
Intersil Corp.—Class A (Semiconductors)	1,110	15,951
Itron, Inc.* (Electronics)	370	19,303
ITT Educational Services, Inc.* (Commercial Services)	296	28,816
J. Crew Group, Inc.* (Retail)	444	12,503
J.B. Hunt Transport Services, Inc. (Transportation)	740	20,683
Jack Henry & Associates, Inc. (Computers)	740	15,888
Jefferies Group, Inc.* (Diversified Financial Services)	1,184	27,066
JetBlue Airways Corp.* (Airlines)	1,924	9,832
John Wiley & Sons, Inc. (Media)	370	11,799
Jones Lang LaSalle, Inc. (Real Estate)	370	14,045
Joy Global, Inc. (Machinery—Construction & Mining)	962	35,767
Kansas City Southern Industries, Inc.* (Transportation)	814	16,532
KBR, Inc. (Engineering & Construction)	1,480	31,361
Kelly Services, Inc.—Class A (Commercial Services)	222	2,611
Kennametal, Inc. (Hand/Machine Tools)	666	14,199
Kindred Healthcare, Inc.* (Healthcare—Services)	222	3,117
Kinetic Concepts, Inc.* (Healthcare—Products)	518	16,379
Korn/Ferry International* (Commercial Services)	370	5,147
Lam Research Corp.* (Semiconductors)	1,184	35,591
Lamar Advertising Co.* (Advertising)	666	14,013
Lancaster Colony Corp. (Miscellaneous Manufacturing)	148	6,740
Landstar System, Inc. (Transportation)	444	16,286
Lender Processing Services, Inc. (Diversified Financial Services)	740	25,293

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks, continued
	Shares	Value
Lennox International, Inc. (Building Materials)	444	$15,473
Liberty Property Trust (REIT)	962	26,715
Life Time Fitness, Inc.* (Leisure Time)	296	7,533
LifePoint Hospitals, Inc.* (Healthcare—Services)	518	14,328
Lincare Holdings, Inc.* (Healthcare—Services)	592	15,499
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	370	15,681
LKQ Corp.* (Distribution/Wholesale)	1,332	23,896
Louisiana-Pacific Corp.* (Forest Products & Paper)	814	3,435
Lubrizol Corp. (Chemicals)	592	34,295
M.D.C. Holdings, Inc. (Home Builders)	296	10,431
Mack-Cali Realty Corp. (REIT)	740	20,653
Manpower, Inc. (Commercial Services)	740	35,483
ManTech International Corp.—Class A* (Software)	148	7,888
Mariner Energy, Inc.* (Oil & Gas)	962	11,534
Martin Marietta Materials (Building Materials)	370	31,846
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	444	17,565
Masimo Corp.* (Healthcare—Products)	444	10,856
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	222	6,940
MDU Resources Group, Inc. (Electric)	1,702	34,261
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	518	8,868
Mentor Graphics Corp.* (Computers)	888	6,163
Mercury General Corp. (Insurance)	296	10,381
Metavante Technologies, Inc.* (Software)	814	25,071
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	296	24,882
Micros Systems, Inc.* (Computers)	740	20,269
Mine Safety Appliances Co. (Environmental Control)	222	6,236
Minerals Technologies, Inc. (Chemicals)	148	6,434
Mohawk Industries, Inc.* (Textiles)	518	26,718
MPS Group, Inc.* (Commercial Services)	814	7,041
MSC Industrial Direct Co.—Class A (Retail)	370	14,519
National Fuel Gas Co. (Pipelines)	740	30,029
National Instruments Corp. (Computers)	518	13,064
Nationwide Health Properties, Inc. (REIT)	962	27,917
Navigant Consulting Co.* (Commercial Services)	444	5,284
NBTY, Inc.* (Pharmaceuticals)	518	18,752
NCR Corp.* (Computers)	1,480	19,151
Netflix, Inc.* (Internet)	370	16,258
NeuStar, Inc.* (Telecommunications)	666	15,105
New York Community Bancorp (Savings & Loans)	3,256	35,621
NewAlliance Bancshares, Inc. (Savings & Loans)	962	11,784
Newfield Exploration Co.* (Oil & Gas)	1,258	49,477
Nordson Corp. (Machinery—Diversified)	296	13,290
NSTAR (Electric)	962	30,880
NV Energy, Inc. (Electric)	2,220	25,530
NVR, Inc.* (Home Builders)	74	44,485
Oceaneering International, Inc.* (Oil & Gas Services)	518	26,377
OGE Energy Corp. (Electric)	888	26,729
Old Republic International Corp. (Insurance)	2,294	23,720
Olin Corp. (Chemicals)	740	10,205
OMEGA Healthcare Investors, Inc. (REIT)	740	12,365
Omnicare, Inc. (Pharmaceuticals)	962	22,963
ONEOK, Inc. (Gas)	962	31,842

Common Stocks, continued
	Shares	Value
Oshkosh Truck Corp. (Auto Manufacturers)	666	$18,282
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	518	17,503
Overseas Shipholding Group, Inc. (Transportation)	222	7,626
Owens & Minor, Inc. (Distribution/Wholesale)	370	16,391
Packaging Corp. of America (Packaging & Containers)	962	18,923
PacWest Bancorp (Banks)	222	3,570
Palm, Inc.* (Computers)	1,258	19,788
Panera Bread Co.—Class A* (Retail)	296	16,268
Parametric Technology Corp.* (Software)	1,110	14,330
Patriot Coal Corp.* (Coal)	666	5,574
Patterson-UTI Energy, Inc. (Oil & Gas)	1,406	19,417
Pentair, Inc. (Miscellaneous Manufacturing)	888	24,260
PepsiAmericas, Inc. (Beverages)	518	13,872
Perrigo Co. (Pharmaceuticals)	740	20,084
PetSmart, Inc. (Retail)	1,184	26,486
Pharmaceutical Product Development, Inc. (Commercial Services)	1,110	23,055
Phillips-Van Heusen Corp. (Apparel)	444	15,709
Plains Exploration & Production Co.* (Oil & Gas)	1,110	31,801
Plantronics, Inc. (Telecommunications)	444	10,509
PNM Resources, Inc. (Electric)	814	9,931
Polycom, Inc.* (Telecommunications)	740	17,575
Potlatch Corp. (Forest Products & Paper)	370	10,941
Priceline.com, Inc.* (Internet)	370	47,959
Pride International, Inc.* (Oil & Gas)	1,628	40,814
Protective Life Corp. (Insurance)	814	12,169
Psychiatric Solutions, Inc.* (Healthcare—Services)	518	13,996
Quest Software, Inc.* (Software)	592	8,726
Quicksilver Resources, Inc.* (Oil & Gas)	1,036	11,873
Ralcorp Holdings, Inc.* (Food)	518	32,898
Raymond James Financial Corp. (Diversified Financial Services)	888	18,222
Rayonier, Inc. (Forest Products & Paper)	740	28,853
Realty Income Corp. (REIT)	962	22,684
Regency Centers Corp. (REIT)	740	23,739
Regis Corp. (Retail)	518	7,076
Reinsurance Group of America, Inc. (Insurance)	666	27,639
Reliance Steel & Aluminum Co. (Iron/Steel)	592	19,956
Rent-A-Center, Inc.* (Commercial Services)	592	12,290
ResMed, Inc.* (Healthcare—Products)	666	27,306
RF Micro Devices, Inc.* (Telecommunications)	2,516	13,083
Rollins, Inc. (Commercial Services)	370	6,782
Roper Industries, Inc. (Miscellaneous Manufacturing)	814	38,925
Ross Stores, Inc. (Retail)	1,184	52,203
Rovi Corp.* (Semiconductors)	740	19,358
RPM, Inc. (Chemicals)	1,184	18,897
Ruddick Corp. (Food)	370	8,695
SAIC, Inc.* (Commercial Services)	1,924	34,805
Saks, Inc.* (Retail)	1,332	6,820
Scholastic Corp. (Media)	222	5,006
Scientific Games Corp.—Class A* (Entertainment)	592	10,668
SEI Investments Co. (Software)	1,258	23,776
Semtech Corp.* (Semiconductors)	518	9,531
Sensient Technologies Corp. (Chemicals)	444	11,184
Sepracor, Inc.* (Pharmaceuticals)	1,036	17,975
Service Corp. International (Commercial Services)	2,368	14,966
Shaw Group, Inc.* (Engineering & Construction)	740	21,786
Silicon Laboratories, Inc.* (Semiconductors)	370	15,847

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks, continued
	Shares	Value
SL Green Realty Corp. (REIT)	666	$17,169
Smithfield Foods, Inc.* (Food)	1,110	15,040
Sonoco Products Co. (Packaging & Containers)	888	23,514
Sotheby’s (Commercial Services)	592	8,921
Southern Union Co. (Gas)	1,184	22,946
SPX Corp. (Miscellaneous Manufacturing)	444	23,452
SRA International, Inc.—Class A* (Computers)	370	7,289
StanCorp Financial Group, Inc. (Insurance)	444	15,282
Steel Dynamics, Inc. (Iron/Steel)	1,776	29,055
STERIS Corp. (Healthcare—Products)	518	14,545
Strayer Education, Inc. (Commercial Services)	74	15,716
Superior Energy Services, Inc.* (Oil & Gas Services)	740	12,277
SVB Financial Group* (Banks)	296	10,434
Sybase, Inc.* (Software)	740	26,492
Syniverse Holdings, Inc.* (Telecommunications)	444	7,783
Synopsys, Inc.* (Computers)	1,332	26,613
Synovus Financial Corp. (Banks)	2,664	9,351
TCF Financial Corp. (Banks)	1,036	14,649
Tech Data Corp.* (Distribution/Wholesale)	444	15,509
Techne Corp. (Healthcare—Products)	296	18,891
Teleflex, Inc. (Miscellaneous Manufacturing)	370	17,745
Telephone & Data Systems, Inc. (Telecommunications)	962	24,762
Temple-Inland, Inc. (Forest Products & Paper)	962	15,065
Terex Corp.* (Machinery—Construction & Mining)	962	14,603
Terra Industries, Inc. (Chemicals)	888	25,894
The Brink’s Co. (Miscellaneous Manufacturing)	370	10,046
The Corporate Executive Board Co. (Commercial Services)	296	5,559
The Macerich Co. (REIT)	681	13,395
The Ryland Group, Inc. (Home Builders)	370	7,389
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	370	14,448
The Timberland Co.—Class A* (Apparel)	370	5,047
The Warnaco Group, Inc.* (Apparel)	370	13,442
Thomas & Betts Corp.* (Electronics)	444	11,828
Thor Industries, Inc. (Home Builders)	296	7,077
Thoratec Corp.* (Healthcare—Products)	518	13,023
Tidewater, Inc. (Oil & Gas Services)	444	19,980
Timken Co. (Metal Fabricate/Hardware)	814	16,589
Toll Brothers, Inc.* (Home Builders)	1,258	24,606
Tootsie Roll Industries, Inc. (Food)	222	5,361
Trimble Navigation, Ltd.* (Electronics)	1,110	26,318
Trinity Industries, Inc. (Miscellaneous Manufacturing)	740	10,330
Trustmark Corp. (Banks)	444	8,836
Tupperware Corp. (Household Products/Wares)	592	20,169
UDR, Inc. (REIT)	1,406	14,693
UGI Corp. (Gas)	1,036	27,392
Under Armour, Inc.—Class A* (Retail)	296	7,190
Unit Corp.* (Oil & Gas)	444	14,070
United Rentals, Inc.* (Commercial Services)	518	3,869
United Therapeutics Corp.* (Pharmaceuticals)	222	20,562
Unitrin, Inc. (Insurance)	444	5,856
Universal Corp. (Agriculture)	222	8,452
Universal Health Services, Inc.—Class B (Healthcare—Services)	444	24,691
Urban Outfitters, Inc.* (Retail)	1,036	24,905
URS Corp.* (Engineering & Construction)	740	37,444

Common Stocks, continued
	Shares	Value
Valeant Pharmaceuticals International* (Pharmaceuticals)	740	$19,092
Valley National Bancorp (Banks)	1,332	16,943
Valmont Industries, Inc. (Metal Fabricate/Hardware)	148	10,629
Valspar Corp. (Chemicals)	962	24,358
ValueClick, Inc.* (Internet)	814	9,361
Varian, Inc.* (Electronics)	222	11,269
VCA Antech, Inc.* (Pharmaceuticals)	740	18,929
Vectren Corp. (Gas)	740	18,174
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,628	58,624
Vishay Intertechnology, Inc.* (Electronics)	1,776	12,627
W.R. Berkley Corp. (Insurance)	1,258	29,223
Wabtec Corp. (Machinery—Diversified)	444	14,941
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	814	23,093
Washington Federal, Inc. (Savings & Loans)	814	11,339
Waste Connections, Inc.* (Environmental Control)	740	20,875
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	370	13,816
Webster Financial Corp. (Banks)	592	6,696
Weingarten Realty Investors (REIT)	962	14,844
WellCare Health Plans, Inc.* (Healthcare—Services)	370	8,236
Wendy’s/Arby’s Group, Inc.—Class A (Retail—Restaurants)	3,996	18,302
Werner Enterprises, Inc. (Transportation)	370	6,682
Westamerica Bancorp (Banks)	222	11,602
Westar Energy, Inc. (Electric)	1,036	20,378
WGL Holdings, Inc. (Gas)	444	14,705
Williams Sonoma, Inc. (Retail)	814	11,445
Wilmington Trust Corp. (Banks)	592	6,802
WMS Industries, Inc.* (Leisure Time)	444	16,055
Woodward Governor Co. (Electronics)	518	10,174
Worthington Industries, Inc. (Metal Fabricate/Hardware)	518	6,848
Zebra Technologies Corp.—Class A* (Machinery—Diversified)	518	12,660

TOTAL COMMON STOCKS (Cost $6,221,809)		7,070,385

Repurchase Agreements (49.1%)
	Principal Amount
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $676,006 (Collateralized by $691,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $690,330)	$676,000	676,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $2,936,029 (Collateralized by $2,920,000 of various U.S. Government Agency Obligations, 1.75%-4.13%, 3/23/11-12/21/12, market value $2,996,078)	2,936,000	2,936,000

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund	Schedule of Portfolio Investments July 31, 2009

Repurchase Agreements, continued
	Principal Amount	Value
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $2,538,025 (Collateralized by $2,437,000 of various U.S. Government Agency Obligations, 1.20%-4.13%, 6/16/11-9/27/13, market value $2,590,273)	$2,538,000	$2,538,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $676,006 (Collateralized by $670,000 Federal National Mortgage Association, 3.25%, 2/10/10, market value $690,929)	676,000	676,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,826,000)		6,826,000

TOTAL INVESTMENT SECURITIES (Cost $13,047,809)—100.0%		13,896,385
Net other assets (liabilities) —NM		2,003

NET ASSETS —100.0%		$13,898,388

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $1,200,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring 9/18/09 (Underlying notional amount at value $250,400)	4	$16,595
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$2,087,122	$12,478
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	4,491,989	27,146

Mid-Cap ProFund invested in the following industries as of July 31, 2009:

	Value	% of Net Assets
Advertising	$17,216	0.1%
Aerospace/Defense	38,847	0.3%
Agriculture	8,452	0.1%
Airlines	24,694	0.3%
Apparel	66,927	0.4%
Auto Manufacturers	18,282	0.1%
Auto Parts & Equipment	36,841	0.3%
Banks	229,663	1.7%
Beverages	34,525	0.2%

	Value	% of Net Assets
Biotechnology	$95,549	0.6%
Building Materials	47,319	0.3%
Chemicals	262,431	1.8%
Coal	32,629	0.2%
Commercial Services	381,645	3.0%
Computers	198,876	1.3%
Cosmetics/Personal Care	20,855	0.2%
Distribution/Wholesale	80,690	0.6%
Diversified Financial Services	169,607	1.2%
Electric	270,184	1.9%
Electrical Components & Equipment	113,268	0.8%
Electronics	173,262	1.2%
Engineering & Construction	131,703	1.0%
Entertainment	37,331	0.3%
Environmental Control	34,832	0.3%
Food	98,128	0.6%
Forest Products & Paper	58,294	0.4%
Gas	167,457	1.2%
Hand/Machine Tools	29,880	0.2%
Healthcare—Products	313,399	2.3%
Healthcare—Services	162,417	1.2%
Home Builders	93,988	0.8%
Household Products/Wares	94,568	0.6%
Insurance	329,448	2.3%
Internet	141,442	1.0%
Investment Companies	9,484	0.1%
Iron/Steel	88,356	0.6%
Leisure Time	27,359	0.2%
Lodging	4,760	NM
Machinery—Construction & Mining	70,004	0.5%
Machinery—Diversified	99,501	0.7%
Media	16,805	0.1%
Metal Fabricate/Hardware	51,201	0.4%
Miscellaneous Manufacturing	237,185	1.8%
Office Furnishings	15,619	0.2%
Oil & Gas	311,597	2.2%
Oil & Gas Services	78,244	0.6%
Packaging & Containers	57,631	0.4%
Pharmaceuticals	188,049	1.2%
Pipelines	30,029	0.2%
REIT	385,641	2.6%
Real Estate	14,045	0.1%
Retail	522,589	3.9%
Retail—Restaurants	18,302	0.1%
Savings & Loans	84,418	0.7%
Semiconductors	172,278	1.3%
Software	248,651	1.9%
Telecommunications	146,944	1.0%
Textiles	26,718	0.2%
Toys/Games/Hobbies	17,565	0.1%
Transportation	98,844	0.7%
Trucking & Leasing	11,198	0.1%
Water	22,719	0.2%
Other**	6,828,003	49.1%

Total	$13,898,388	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund	Schedule of Portfolio Investments July 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Common Stocks	$7,070,385	$ —	$ 7,070,385
Repurchase Agreements	—	6,826,000	6,826,000

Total Investment Securities	7,070,385	6,826,000	13,896,385

Other Financial Instruments*	16,595	39,624	56,219

Total Investments	$7,086,980	$6,865,624	$13,952,604

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Small-Cap ProFund	Summary Schedule of Portfolio Investments July 31, 2009

Common Stocks (60.7%)
	Percentage of Net Assets	Shares	Value
Arena Resources, Inc.* (Oil & Gas)	0.1%	792	$25,843
Argo Group International Holdings, Ltd.* (Insurance)	0.2%	880	29,568
Bally Technologies, Inc.* (Entertainment)	0.2%	792	28,678
Bill Barrett Corp.* (Oil & Gas)	0.2%	880	27,799
Brady Corp.—Class A (Electronics)	0.1%	880	25,881
Clarcor, Inc. (Miscellaneous Manufacturing)	0.1%	792	26,223
EMCOR Group, Inc.* (Engineering & Construction)	0.1%	1,056	25,471
Equity Lifestyle Properties, Inc. (REIT)	0.1%	616	25,669
GrafTech International, Ltd.* (Electrical Components & Equipment)	0.2%	2,024	27,789
Highwoods Properties, Inc. (REIT)	0.1%	1,056	27,044
Human Genome Sciences, Inc.* (Biotechnology)	0.2%	2,200	31,460
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	0.1%	1,408	25,738
Jack Henry & Associates, Inc. (Computers)	0.2%	1,408	30,230
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	0.1%	1,408	26,147
Medarex, Inc.* (Pharmaceuticals)	0.2%	1,936	30,724
Montpelier Re Holdings, Ltd. (Insurance)	0.2%	2,024	31,736
National Retail Properties, Inc. (REIT)	0.1%	1,320	26,017
Nicor, Inc. (Gas)	0.2%	792	28,860
OMEGA Healthcare Investors, Inc. (REIT)	0.2%	1,848	30,880
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	0.2%	880	31,610
Owens & Minor, Inc. (Distribution/Wholesale)	0.1%	616	27,289
Piedmont Natural Gas Co., Inc. (Gas)	0.2%	1,144	28,165
Platinum Underwriters Holdings, Ltd. (Insurance)	0.1%	792	26,730
Polycom, Inc.* (Telecommunications)	0.2%	1,232	29,260
ProAssurance Corp.* (Insurance)	0.2%	616	31,280
Regal-Beloit Corp. (Hand/Machine Tools)	0.2%	968	44,876
RLI Corp. (Insurance)	0.1%	528	26,194
Rock-Tenn Co.—Class A (Forest Products & Paper)	0.1%	616	27,695
Skyworks Solutions, Inc.* (Semiconductors)	0.2%	2,376	28,702
Solera Holdings, Inc.* (Software)	0.1%	968	26,068
Southwest Gas Corp. (Gas)	0.1%	1,056	25,576
SPSS, Inc.* (Software)	0.1%	528	26,125

Common Stocks, continued
	Percentage of Net Assets	Shares	Value
STERIS Corp. (Healthcare—Products)	0.1%	968	$27,181
Tetra Tech, Inc.* (Environmental Control)	0.1%	880	26,506
The Warnaco Group, Inc.* (Apparel)	0.1%	704	25,576
Tibco Software, Inc.* (Internet)	0.1%	3,080	26,888
Tractor Supply Co.* (Retail)	0.1%	528	25,328
Tupperware Corp. (Household Products/Wares)	0.2%	880	29,982
UMB Financial Corp. (Banks)	0.1%	616	25,699
Varian, Inc.* (Electronics)	0.1%	528	26,801
West Pharmaceutical Services, Inc. (Healthcare—Products)	0.1%	704	25,696
WGL Holdings, Inc. (Gas)	0.2%	880	29,146
Wolverine World Wide, Inc. (Apparel)	0.1%	1,056	25,450
Other Common Stocks	54.6%	797,095	10,012,320

TOTAL COMMON STOCKS (Cost $9,718,130)			11,217,900

Repurchase Agreements (54.3%)
	Principal Amount
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $994,008 (Collateralized by $1,017,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $1,016,015)	$994,000	994,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $4,310,043 (Collateralized by $4,297,000 of various U.S. Government Agency Obligations, 1.75%-4.13%, 3/23/11-12/21/12, market value $4,398,086)	4,310,000	4,310,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $3,731,037 (Collateralized by $3,569,000 of various U.S. Government Agency Obligations, 1.20%-4.13%, 6/16/11-9/27/13, market value $3,807,657)	3,731,000	3,731,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $994,008 (Collateralized by $984,000 Federal National Mortgage Association, 3.25%, 2/10/10, market value $1,014,738)	994,000	994,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,029,000)		10,029,000

TOTAL INVESTMENT SECURITIES (Cost $19,747,130)—115.0%		21,246,900
Net other assets (liabilities)—(15.0)%		(2,774,684)

NET ASSETS—100.0%		$18,472,216

See accompanying notes to the financial statements.

PROFUNDS Small-Cap ProFund	Summary Schedule of Portfolio Investments July 31, 2009

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $1,290,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Futures Contract expiring 9/18/09 (Underlying notional amount at value $1,828,530)	33	$92,284
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$1,722,333	$18,614
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	3,658,591	(11,015)

Small-Cap ProFund invested in the following industries as of July 31, 2009:

	Value	% of Net Assets
Advertising	$24,129	0.1%
Aerospace/Defense	165,636	0.9%
Aerospace/Defense Equipment	17,970	0.1%
Agriculture	11,341	0.1%
Airlines	84,076	0.5%
Apparel	239,670	1.3%
Auto Manufacturers	5,460	NM
Auto Parts & Equipment	78,229	0.4%
Banks	796,614	4.2%
Biotechnology	250,893	1.4%
Building Materials	97,242	0.5%
Chemicals	234,466	1.3%
Coal	11,439	0.1%
Commercial Services	775,108	4.1%
Computers	238,326	1.3%
Cosmetics/Personal Care	21,946	0.1%
Distribution/Wholesale	105,713	0.6%
Diversified Financial Services	183,841	1.0%
Electric	122,113	0.7%
Electrical Components & Equipment	105,615	0.6%
Electronics	343,990	1.9%

	Value	% of Net Assets
Energy—Alternate Sources	$5,133	NM
Engineering & Construction	78,026	0.4%
Entertainment	83,773	0.5%
Environmental Control	90,165	0.5%
Food	174,983	0.9%
Forest Products & Paper	126,880	0.7%
Gas	153,042	0.8%
Hand/Machine Tools	89,770	0.5%
Healthcare—Products	528,483	2.8%
Healthcare—Services	213,560	1.2%
Home Builders	31,951	0.2%
Home Furnishings	31,896	0.2%
Household Products/Wares	122,402	0.7%
Housewares	14,143	0.1%
Insurance	446,647	2.4%
Internet	348,242	1.9%
Investment Companies	51,743	0.3%
Leisure Time	35,463	0.2%
Lodging	28,693	0.2%
Machinery—Construction & Mining	11,906	0.1%
Machinery—Diversified	126,282	0.7%
Media	29,393	0.2%
Metal Fabricate/Hardware	107,781	0.6%
Mining	88,207	0.5%
Miscellaneous Manufacturing	292,398	1.6%
Office Furnishings	23,407	0.1%
Oil & Gas	312,135	1.7%
Oil & Gas Services	191,779	1.0%
Packaging & Containers	5,436	NM
Pharmaceuticals	341,776	1.9%
REIT	614,210	3.2%
Real Estate	9,166	NM
Retail	658,797	3.5%
Savings & Loans	81,735	0.4%
Semiconductors	369,534	2.0%
Software	530,003	2.9%
Storage/Warehousing	15,662	0.1%
Telecommunications	565,136	3.0%
Toys/Games/Hobbies	16,536	0.1%
Transportation	198,672	1.1%
Trucking & Leasing	8,305	NM
Water	50,832	0.3%
Other**	7,254,316	39.3%

Total	$18,472,216	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Common Stocks	$11,217,900	$ —	$11,217,900
Repurchase Agreements	—	10,029,000	10,029,000

Total Investment Securities	11,217,900	10,029,000	21,246,900

Other Financial Instruments*	92,284	7,599	99,883

Total Investments	$11,310,184	$10,036,599	$21,346,783

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS NASDAQ-100 ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks (73.0%)
	Shares	Value
Activision Blizzard, Inc.* (Software)	81,209	$929,843
Adobe Systems, Inc.* (Software)	36,249	1,175,193
Akamai Technologies, Inc.* (Internet)	11,521	189,405
Altera Corp. (Semiconductors)	29,224	546,197
Amazon.com, Inc.* (Internet)	19,951	1,710,998
Amgen, Inc.* (Biotechnology)	33,439	2,083,584
Apollo Group, Inc.—Class A* (Commercial Services)	11,521	795,410
Apple Computer, Inc.* (Computers)	88,234	14,416,553
Applied Materials, Inc. (Semiconductors)	48,613	670,859
Autodesk, Inc.* (Software)	16,579	361,588
Automatic Data Processing, Inc. (Software)	25,009	931,585
Baidu, Inc.ADR* (Internet)	1,686	586,964
Bed Bath & Beyond, Inc.* (Retail)	24,728	859,298
Biogen Idec, Inc.* (Biotechnology)	22,199	1,055,562
Broadcom Corp.—Class A* (Semiconductors)	27,538	777,398
C.H. Robinson Worldwide, Inc. (Transportation)	11,802	643,563
CA, Inc. (Software)	35,125	742,543
Celgene Corp.* (Biotechnology)	32,315	1,840,662
Cephalon, Inc.* (Pharmaceuticals)	5,058	296,652
Check Point Software Technologies, Ltd.* (Internet)	14,612	389,994
Cintas Corp. (Textiles)	12,926	325,477
Cisco Systems, Inc.* (Telecommunications)	146,120	3,216,101
Citrix Systems, Inc.* (Software)	15,174	540,194
Cognizant Technology Solutions Corp.* (Computers)	19,951	590,350
Comcast Corp.—Special Class A (Media)	102,284	1,519,940
Costco Wholesale Corp. (Retail)	16,017	792,842
Dell, Inc.* (Computers)	50,861	680,520
DENTSPLY International, Inc. (Healthcare—Products)	9,835	327,997
DIRECTV Group, Inc.* (Media)	51,985	1,346,412
DISH Network Corp.—Class A* (Media)	15,174	257,199
eBay, Inc.* (Internet)	68,002	1,445,043
Electronic Arts, Inc.* (Software)	23,042	494,712
Expedia, Inc.* (Internet)	19,951	413,185
Expeditors International of Washington, Inc. (Transportation)	14,612	495,785
Express Scripts, Inc.* (Pharmaceuticals)	15,455	1,082,468
Fastenal Co. (Distribution/Wholesale)	9,835	349,831
First Solar, Inc.* (Energy—Alternate Sources)	5,058	780,905
Fiserv, Inc.* (Software)	13,769	652,788
Flextronics International, Ltd.* (Electronics)	62,101	330,377
FLIR Systems, Inc.* (Electronics)	10,959	235,509
Foster Wheeler AG* (Engineering & Construction)	9,273	214,206
Garmin, Ltd. (Electronics)	12,926	357,533
Genzyme Corp.* (Biotechnology)	23,885	1,239,393
Gilead Sciences, Inc.* (Pharmaceuticals)	63,225	3,093,599
Google, Inc.—Class A* (Internet)	10,397	4,606,391
Hansen Natural Corp.* (Beverages)	6,182	191,704
Henry Schein, Inc.* (Healthcare—Products)	6,182	317,631
Hologic, Inc.* (Healthcare—Products)	19,108	280,697
IAC/InterActiveCorp* (Internet)	10,959	201,755
Illumina, Inc.* (Biotechnology)	8,430	304,660
Infosys Technologies, Ltd.ADR (Software)	7,868	338,560
Intel Corp. (Semiconductors)	138,533	2,666,760
Intuit, Inc.* (Software)	28,662	851,261
Intuitive Surgical, Inc.* (Healthcare—Products)	2,529	574,892

Common Stocks, continued
	Shares	Value
J.B. Hunt Transport Services, Inc. (Transportation)	8,711	$243,472
Joy Global, Inc. (Machinery—Construction & Mining)	7,025	261,190
Juniper Networks, Inc.* (Telecommunications)	24,166	631,458
KLA-Tencor Corp. (Semiconductors)	14,331	456,872
Lam Research Corp.* (Semiconductors)	8,992	270,300
Liberty Global, Inc.—Class A* (Media)	10,116	211,930
Liberty Media Holding Corp.—Interactive Series A* (Internet)	38,497	256,390
Life Technologies Corp.* (Biotechnology)	12,364	562,933
Linear Technology Corp. (Semiconductors)	20,794	558,735
Logitech International S.A.ADR* (Computers)	12,083	202,269
Marvell Technology Group, Ltd.* (Semiconductors)	41,869	558,532
Maxim Integrated Products, Inc. (Semiconductors)	21,075	373,449
Microchip Technology, Inc. (Semiconductors)	10,678	287,559
Microsoft Corp. (Software)	216,932	5,102,241
Millicom International Cellular S.A.* (Telecommunications)	7,306	541,740
NetApp, Inc.* (Computers)	24,447	549,080
News Corp.—Class A (Media)	100,598	1,039,177
NII Holdings, Inc.—Class B* (Telecommunications)	11,240	258,745
NVIDIA Corp.* (Semiconductors)	37,935	490,500
O’Reilly Automotive, Inc.* (Retail)	9,554	388,466
Oracle Corp. (Software)	147,244	3,258,510
PACCAR, Inc. (Auto Manufacturers)	28,662	993,138
Patterson Cos., Inc.* (Healthcare—Products)	8,149	206,659
Paychex, Inc. (Commercial Services)	24,166	640,399
Pharmaceutical Product Development, Inc. (Commercial Services)	7,868	163,418
Qualcomm, Inc. (Telecommunications)	141,343	6,531,460
Research In Motion, Ltd.* (Computers)	40,183	3,053,908
Ross Stores, Inc. (Retail)	8,992	396,457
Ryanair Holdings PLCADR* (Airlines)	8,149	230,698
Seagate Technology (Computers)	34,563	416,139
Sears Holdings Corp.* (Retail)	8,711	577,888
Sigma-Aldrich Corp. (Chemicals)	8,149	413,562
Staples, Inc. (Retail)	34,001	714,701
Starbucks Corp.* (Retail)	72,498	1,283,215
Steel Dynamics, Inc. (Iron/Steel)	13,207	216,067
Stericycle, Inc.* (Environmental Control)	6,182	316,518
Sun Microsystems, Inc.* (Computers)	23,042	211,295
Symantec Corp.* (Internet)	60,696	906,191
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	50,861	2,712,926
Urban Outfitters, Inc.* (Retail)	11,521	276,965
VeriSign, Inc.* (Internet)	12,645	258,464
Vertex Pharmaceuticals, Inc.* (Biotechnology)	12,645	455,346
Warner Chilcott, Ltd.* (Pharmaceuticals)	17,703	267,315
Wynn Resorts, Ltd.* (Lodging)	9,273	474,499
Xilinx, Inc. (Semiconductors)	25,571	554,635
Yahoo!, Inc.* (Internet)	47,489	680,042

TOTAL COMMON STOCKS (Cost $90,633,743)		101,575,981

See accompanying notes to the financial statements.

PROFUNDS NASDAQ-100 ProFund	Schedule of Portfolio Investments July 31, 2009

Repurchase Agreements (28.2%)
	Principal Amount	Value
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $3,899,032 (Collateralized by $3,982,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $3,978,141)	$3,899,000	$3,899,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $16,884,169 (Collateralized by $16,740,000 of various Federal Home Loan Mortgage Corp. Securities, 2.13%-4.13%, 3/23/12-12/21/12, market value $17,223,256)	16,884,000	16,884,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $14,629,146 (Collateralized by $13,885,000 of various U.S. Government Agency Obligations, 1.20%-4.13%, 6/16/11-9/27/13, market value $14,923,989)	14,629,000	14,629,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $3,899,032 (Collateralized by $3,965,000 of various U.S. Government Agency Obligations, 0.22%‡-3.25%, 9/30/09-2/10/10, market value $3,978,423)	3,899,000	3,899,000

TOTAL REPURCHASE AGREEMENTS (Cost $39,311,000)		39,311,000

TOTAL INVESTMENT SECURITIES (Cost $129,944,743)—101.2%		140,886,981
Net other assets (liabilities)—(1.2)%		(1,610,470)

NET ASSETS—100.0%		$139,276,511

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $4,800,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.
ADR	American Depositary Receipt

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini NASDAQ-100 Futures Contract expiring 9/18/09 (Underlying notional amount at value $4,165,850)	130	$(1,593)

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$22,468,428	$(91,389)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	10,706,790	(43,669)

NASDAQ-100 ProFund invested in the following industries as of July 31, 2009:

	Value	% of Net Assets
Airlines	$230,698	0.2%
Auto Manufacturers	993,138	0.7%
Beverages	191,704	0.1%
Biotechnology	7,542,140	5.4%
Chemicals	413,562	0.3%
Commercial Services	1,599,227	1.2%
Computers	20,120,114	14.4%
Distribution/Wholesale	349,831	0.2%
Electronics	923,419	0.7%
Energy—Alternate Sources	780,905	0.6%
Engineering & Construction	214,206	0.2%
Environmental Control	316,518	0.2%
Healthcare—Products	1,707,876	1.1%
Internet	11,644,822	8.2%
Iron/Steel	216,067	0.2%
Lodging	474,499	0.3%
Machinery—Construction & Mining	261,190	0.2%
Media	4,374,658	3.2%
Pharmaceuticals	7,452,960	5.3%
Retail	5,289,832	3.8%
Semiconductors	8,211,796	6.0%
Software	15,379,018	11.1%
Telecommunications	11,179,504	8.1%
Textiles	325,477	0.2%
Transportation	1,382,820	1.1%
Other**	37,700,530	27.0%

Total	$139,276,511	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Common Stocks	$101,575,981	$ —	$101,575,981
Repurchase Agreements	—	39,311,000	39,311,000

Total Investment Securities	101,575,981	39,311,000	140,886,981

Other Financial Instruments*	(1,593)	(135,058)	(136,651)

Total Investments	$101,574,388	$39,175,942	$140,750,330

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks (100.1%)
	Shares	Value
Abbott Laboratories (Pharmaceuticals)	1,403	$63,121
Advanced Micro Devices, Inc.* (Semiconductors)	671	2,456
Aetna, Inc. (Healthcare—Services)	427	11,516
Affiliated Computer Services, Inc.—Class A* (Computers)	61	2,892
AFLAC, Inc. (Insurance)	366	13,857
Air Products & Chemicals, Inc. (Chemicals)	366	27,304
AK Steel Holding Corp. (Iron/Steel)	183	3,600
Alcoa, Inc. (Mining)	1,830	21,521
Allegheny Energy, Inc. (Electric)	305	7,689
Allegheny Technologies, Inc. (Iron/Steel)	61	1,652
Allergan, Inc. (Pharmaceuticals)	305	16,296
Allstate Corp. (Insurance)	976	26,264
Altria Group, Inc. (Agriculture)	3,843	67,368
Ameren Corp. (Electric)	366	9,307
American Electric Power, Inc. (Electric)	854	26,440
American Express Co. (Diversified Financial Services)	732	20,738
American International Group, Inc. (Insurance)	244	3,206
American Tower Corp.* (Telecommunications)	549	18,715
Ameriprise Financial, Inc. (Diversified Financial Services)	488	13,566
AmerisourceBergen Corp. (Pharmaceuticals)	549	10,826
Analog Devices, Inc. (Semiconductors)	549	15,026
AON Corp. (Insurance)	305	12,032
Apartment Investment and Management Co.—Class A (REIT)	244	2,289
Applied Materials, Inc. (Semiconductors)	671	9,260
Archer-Daniels-Midland Co. (Agriculture)	1,159	34,909
Assurant, Inc. (Insurance)	244	6,227
AT&T, Inc. (Telecommunications)	10,919	286,405
Automatic Data Processing, Inc. (Software)	427	15,906
AutoNation, Inc.* (Retail)	183	3,784
Avalonbay Communities, Inc. (REIT)	122	7,100
Avery Dennison Corp. (Household Products/Wares)	183	4,892
Bank of America Corp. (Banks)	16,104	238,178
Bank of New York Mellon Corp. (Banks)	2,196	60,039
Bard (C.R.), Inc. (Healthcare—Products)	61	4,488
Baxter International, Inc. (Healthcare—Products)	488	27,509
BB&T Corp. (Banks)	1,220	27,914
Becton, Dickinson & Co. (Healthcare—Products)	183	11,922
Bemis Co., Inc. (Packaging & Containers)	183	4,817
Best Buy Co., Inc. (Retail)	244	9,118
Big Lots, Inc.* (Retail)	61	1,405
Boeing Co. (Aerospace/Defense)	671	28,793
Boston Properties, Inc. (REIT)	244	12,908
Boston Scientific Corp.* (Healthcare—Products)	1,769	18,999
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,660	79,568
Broadcom Corp.—Class A* (Semiconductors)	427	12,054
Brown-Forman Corp. (Beverages)	61	2,681
Burlington Northern Santa Fe Corp. (Transportation)	244	19,176
CA, Inc. (Software)	305	6,448
Capital One Financial Corp. (Diversified Financial Services)	854	26,218
Cardinal Health, Inc. (Pharmaceuticals)	671	22,344
Carnival Corp.—Class A (Leisure Time)	793	22,196
CBS Corp.—Class B (Media)	1,281	10,491
CenterPoint Energy, Inc. (Electric)	671	8,086
Centex Corp.* (Home Builders)	122	1,331
CenturyTel, Inc. (Telecommunications)	183	5,744

Common Stocks, continued
	Shares	Value
Cephalon, Inc.* (Pharmaceuticals)	61	$3,578
CF Industries Holdings, Inc. (Chemicals)	61	4,815
Chubb Corp. (Insurance)	305	14,085
Ciena Corp.* (Telecommunications)	183	2,042
CIGNA Corp. (Insurance)	488	13,859
Cincinnati Financial Corp. (Insurance)	305	7,366
Cintas Corp. (Textiles)	122	3,072
Citigroup, Inc. (Diversified Financial Services)	10,187	32,293
Citrix Systems, Inc.* (Software)	122	4,343
Clorox Co. (Household Products/Wares)	244	14,886
CMS Energy Corp. (Electric)	427	5,525
Coca-Cola Co. (Beverages)	1,098	54,724
Coca-Cola Enterprises, Inc. (Beverages)	610	11,462
Comcast Corp.—Special Class A (Media)	3,172	47,136
Comerica, Inc. (Banks)	305	7,271
Computer Sciences Corp.* (Computers)	305	14,692
ConAgra Foods, Inc. (Food)	854	16,764
ConocoPhillips (Oil & Gas)	976	42,661
Consolidated Edison, Inc. (Electric)	488	19,208
Constellation Brands, Inc.* (Beverages)	183	2,500
Constellation Energy Group, Inc. (Electric)	366	10,504
Convergys Corp.* (Commercial Services)	244	2,613
Cooper Industries, Ltd.—Class A (Miscellaneous Manufacturing)	305	10,050
Corning, Inc. (Telecommunications)	2,867	48,739
Costco Wholesale Corp. (Retail)	427	21,136
Coventry Health Care, Inc.* (Healthcare—Services)	122	2,806
CSX Corp. (Transportation)	732	29,368
Cummins, Inc. (Machinery—Diversified)	122	5,247
CVS Corp. (Retail)	1,281	42,888
D.R. Horton, Inc. (Home Builders)	366	4,242
Darden Restaurants, Inc. (Retail)	244	7,903
Dean Foods Co.* (Food)	122	2,585
Deere & Co. (Machinery—Diversified)	305	13,341
DENTSPLY International, Inc. (Healthcare—Products)	122	4,069
DeVry, Inc. (Commercial Services)	61	3,034
Diamond Offshore Drilling, Inc. (Oil & Gas)	61	5,482
DIRECTV Group, Inc.* (Media)	549	14,219
Discover Financial Services (Diversified Financial Services)	366	4,348
Dominion Resources, Inc. (Electric)	1,098	37,112
Dover Corp. (Miscellaneous Manufacturing)	366	12,448
Dr. Pepper Snapple Group, Inc.* (Beverages)	183	4,504
DTE Energy Co. (Electric)	305	10,510
Duke Energy Corp. (Electric)	2,379	36,827
Dynegy, Inc.—Class A* (Electric)	915	1,839
E* TRADE Financial Corp.* (Diversified Financial Services)	976	1,464
E.I. du Pont de Nemours & Co. (Chemicals)	1,647	50,942
Eastman Chemical Co. (Chemicals)	122	6,059
Eastman Kodak Co. (Miscellaneous Manufacturing)	488	1,449
Eaton Corp. (Miscellaneous Manufacturing)	305	15,836
Edison International (Electric)	610	19,715
El Paso Corp. (Pipelines)	1,281	12,887
Electronic Arts, Inc.* (Software)	366	7,858
Eli Lilly & Co. (Pharmaceuticals)	1,891	65,977
EMC Corp.* (Computers)	1,220	18,373
Emerson Electric Co. (Electrical Components & Equipment)	549	19,973

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks, continued
	Shares	Value
Entergy Corp. (Electric)	366	$29,401
EQT Corp. (Oil & Gas)	61	2,341
Equity Residential Properties Trust (REIT)	488	11,712
Exelon Corp. (Electric)	1,220	62,049
Expedia, Inc.* (Internet)	244	5,053
Family Dollar Stores, Inc. (Retail)	122	3,833
Federated Investors, Inc.—Class B (Diversified Financial Services)	61	1,582
FedEx Corp. (Transportation)	305	20,691
Fidelity National Information Services, Inc. (Software)	366	8,572
Fifth Third Bancorp (Banks)	1,342	12,749
First Horizon National Corp.* (Banks)	244	3,128
FirstEnergy Corp. (Electric)	549	22,619
Flowserve Corp. (Machinery—Diversified)	122	9,854
Fluor Corp. (Engineering & Construction)	183	9,662
Ford Motor Co.* (Auto Manufacturers)	5,978	47,824
Fortune Brands, Inc. (Household Products/Wares)	305	12,069
FPL Group, Inc. (Electric)	732	41,482
Frontier Communications Corp. (Telecommunications)	549	3,843
Gannett Co., Inc. (Media)	427	2,989
General Dynamics Corp. (Aerospace/Defense)	305	16,894
General Electric Co. (Miscellaneous Manufacturing)	19,581	262,385
General Mills, Inc. (Food)	305	17,968
Genuine Parts Co. (Distribution/Wholesale)	305	10,803
Genworth Financial, Inc.—Class A (Diversified Financial Services)	793	5,472
Genzyme Corp.* (Biotechnology)	244	12,661
Gilead Sciences, Inc.* (Pharmaceuticals)	549	26,863
Goodrich Corp. (Aerospace/Defense)	244	12,532
H & R Block, Inc. (Commercial Services)	610	10,181
Halliburton Co. (Oil & Gas Services)	793	17,517
Harley-Davidson, Inc. (Leisure Time)	183	4,136
Harman International Industries, Inc. (Home Furnishings)	61	1,505
Hartford Financial Services Group, Inc. (Insurance)	610	10,059
Hasbro, Inc. (Toys/Games/Hobbies)	244	6,466
HCP, Inc. (REIT)	488	12,571
Health Care REIT, Inc. (REIT)	183	7,331
Heinz (H.J.) Co. (Food)	244	9,384
Hewlett-Packard Co. (Computers)	1,525	66,032
Home Depot, Inc. (Retail)	1,159	30,064
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,403	48,684
Hormel Foods Corp. (Food)	61	2,191
Hospira, Inc.* (Pharmaceuticals)	183	7,033
Host Marriott Corp. (REIT)	1,098	9,970
Hudson City Bancorp, Inc. (Savings & Loans)	366	5,146
Humana, Inc.* (Healthcare—Services)	122	4,008
Huntington Bancshares, Inc. (Banks)	976	3,992
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	366	14,841
Integrys Energy Group, Inc. (Electric)	122	4,121
Intel Corp. (Semiconductors)	5,368	103,334
International Business Machines Corp. (Computers)	732	86,325
International Flavors & Fragrances, Inc. (Chemicals)	61	2,151
International Game Technology (Entertainment)	549	10,843

Common Stocks, continued
	Shares	Value
International Paper Co. (Forest Products & Paper)	793	$14,916
Interpublic Group of Cos., Inc.* (Advertising)	915	4,767
Invesco, Ltd. (Diversified Financial Services)	732	14,457
Iron Mountain, Inc.* (Commercial Services)	122	3,564
ITT Industries, Inc. (Miscellaneous Manufacturing)	122	6,027
J.C. Penney Co., Inc. (Retail)	427	12,874
J.P. Morgan Chase & Co. (Diversified Financial Services)	7,198	278,203
Jabil Circuit, Inc. (Electronics)	366	3,353
Jacobs Engineering Group, Inc.* (Engineering & Construction)	122	5,000
Janus Capital Group, Inc. (Diversified Financial Services)	305	4,166
JDS Uniphase Corp.* (Telecommunications)	427	2,502
JM Smucker Co. (Food)	244	12,207
Johnson Controls, Inc. (Auto Parts & Equipment)	1,098	28,416
Juniper Networks, Inc.* (Telecommunications)	610	15,939
KB Home (Home Builders)	61	1,018
KeyCorp (Banks)	1,281	7,404
Kimberly-Clark Corp. (Household Products/Wares)	305	17,827
Kimco Realty Corp. (REIT)	610	6,002
King Pharmaceuticals, Inc.* (Pharmaceuticals)	244	2,213
KLA-Tencor Corp. (Semiconductors)	305	9,723
Kohls Corp.* (Retail)	183	8,885
Kraft Foods, Inc. (Food)	2,745	77,793
Kroger Co. (Food)	732	15,650
L-3 Communications Holdings, Inc. (Aerospace/Defense)	61	4,605
Legg Mason, Inc. (Diversified Financial Services)	244	6,866
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	305	5,292
Lennar Corp.—Class A (Home Builders)	244	2,889
Leucadia National Corp.* (Holding Companies—Diversified)	122	2,989
Life Technologies Corp.* (Biotechnology)	183	8,332
Limited, Inc. (Retail)	488	6,315
Lincoln National Corp. (Insurance)	549	11,633
Linear Technology Corp. (Semiconductors)	427	11,473
Loews Corp. (Insurance)	366	10,987
Lorillard, Inc. (Agriculture)	305	22,485
Lowe’s Cos., Inc. (Retail)	793	17,811
LSI Logic Corp.* (Semiconductors)	732	3,792
M&T Bank Corp. (Banks)	122	7,115
Macy’s, Inc. (Retail)	793	11,031
Manitowoc Co. (Machinery—Diversified)	244	1,508
Marathon Oil Corp. (Oil & Gas)	488	15,738
Marriott International, Inc.—Class A (Lodging)	184	3,963
Marsh & McLennan Cos., Inc. (Insurance)	976	19,930
Marshall & Ilsley Corp. (Banks)	671	4,053
Masco Corp. (Building Materials)	671	9,347
Massey Energy Co. (Coal)	183	4,868
Mattel, Inc. (Toys/Games/Hobbies)	671	11,796
MBIA, Inc.* (Insurance)	183	767
McAfee, Inc.* (Internet)	122	5,439
McCormick & Co., Inc. (Food)	122	3,931
McDonald’s Corp. (Retail)	1,037	57,097
McKesson Corp. (Commercial Services)	488	24,961
MeadWestvaco Corp. (Forest Products & Paper)	305	5,944
Medco Health Solutions, Inc.* (Pharmaceuticals)	549	29,020
Merck & Co., Inc. (Pharmaceuticals)	3,904	117,159
Meredith Corp. (Media)	61	1,615
MetLife, Inc. (Insurance)	1,525	51,774

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks, continued
	Shares	Value
MetroPCS Communications, Inc.* (Telecommunications)	244	$2,891
Microchip Technology, Inc. (Semiconductors)	366	9,856
Micron Technology, Inc.* (Semiconductors)	1,586	10,135
Millipore Corp.* (Biotechnology)	61	4,246
Molex, Inc. (Electrical Components & Equipment)	244	4,333
Molson Coors Brewing Co.—Class B (Beverages)	305	13,789
Monsanto Co. (Agriculture)	427	35,868
Monster Worldwide, Inc.* (Internet)	122	1,590
Moody’s Corp. (Commercial Services)	244	5,793
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	2,501	71,278
Mylan Laboratories, Inc.* (Pharmaceuticals)	244	3,218
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	122	2,578
National-Oilwell Varco, Inc.* (Oil & Gas Services)	305	10,962
Newell Rubbermaid, Inc. (Housewares)	488	6,281
Newmont Mining Corp. (Mining)	549	22,701
News Corp.—Class A (Media)	4,270	44,109
Nicor, Inc. (Gas)	61	2,223
NiSource, Inc. (Electric)	488	6,285
Noble Energy, Inc. (Oil & Gas)	183	11,185
Nordstrom, Inc. (Retail)	122	3,226
Norfolk Southern Corp. (Transportation)	366	15,829
Northeast Utilities System (Electric)	305	7,018
Northern Trust Corp. (Banks)	244	14,594
Northrop Grumman Corp. (Aerospace/Defense)	610	27,194
Novell, Inc.* (Software)	305	1,397
Novellus Systems, Inc.* (Semiconductors)	122	2,388
NVIDIA Corp.* (Semiconductors)	366	4,732
O’Reilly Automotive, Inc.* (Retail)	122	4,961
Occidental Petroleum Corp. (Oil & Gas)	427	30,462
Office Depot, Inc.* (Retail)	488	2,220
Omnicom Group, Inc. (Advertising)	183	6,222
Owens-Illinois, Inc.* (Packaging & Containers)	244	8,281
Pactiv Corp.* (Packaging & Containers)	122	3,072
Pall Corp. (Miscellaneous Manufacturing)	122	3,670
Parker Hannifin Corp. (Miscellaneous Manufacturing)	122	5,402
Peabody Energy Corp. (Coal)	183	6,059
People’s United Financial, Inc. (Banks)	671	10,904
Pepco Holdings, Inc. (Electric)	427	6,140
PerkinElmer, Inc. (Electronics)	244	4,302
Pfizer, Inc. (Pharmaceuticals)	12,505	199,205
PG&E Corp. (Electric)	671	27,088
Philip Morris International, Inc. (Commercial Services)	3,599	167,713
Pinnacle West Capital Corp. (Electric)	183	5,849
Pioneer Natural Resources Co. (Oil & Gas)	61	1,742
Pitney Bowes, Inc. (Office/Business Equipment)	122	2,519
Plum Creek Timber Co., Inc. (Forest Products & Paper)	305	9,540
PNC Financial Services Group (Banks)	854	31,308
Polo Ralph Lauren Corp. (Apparel)	61	3,846
PPG Industries, Inc. (Chemicals)	305	16,775
PPL Corp. (Electric)	671	22,673
Praxair, Inc. (Chemicals)	183	14,307
Precision Castparts Corp. (Metal Fabricate/Hardware)	122	9,737
Principal Financial Group, Inc. (Insurance)	549	13,011
Procter & Gamble Co. (Cosmetics/Personal Care)	1,647	91,425

Common Stocks, continued
	Shares	Value
Progress Energy, Inc. (Electric)	488	$19,247
ProLogis (REIT)	793	6,970
Prudential Financial, Inc. (Insurance)	854	37,807
Public Service Enterprise Group, Inc. (Electric)	915	29,692
Public Storage, Inc. (REIT)	244	17,707
Pulte Homes, Inc. (Home Builders)	183	2,081
QLogic Corp.* (Semiconductors)	61	796
Quanta Services, Inc.* (Commercial Services)	183	4,266
Quest Diagnostics, Inc. (Healthcare—Services)	122	6,664
Qwest Communications International, Inc. (Telecommunications)	2,745	10,596
R.R. Donnelley & Sons Co. (Commercial Services)	366	5,087
RadioShack Corp. (Retail)	61	946
Raytheon Co. (Aerospace/Defense)	732	34,367
Regions Financial Corp. (Banks)	2,135	9,437
Republic Services, Inc. (Environmental Control)	244	6,490
Reynolds American, Inc. (Agriculture)	305	13,271
Rowan Cos., Inc. (Oil & Gas)	183	3,903
Ryder System, Inc. (Transportation)	122	4,286
Safeway, Inc. (Food)	793	15,011
Sara Lee Corp. (Food)	1,281	13,630
SCANA Corp. (Electric)	244	8,625
Schering-Plough Corp. (Pharmaceuticals)	2,989	79,238
Scripps Networks Interactive—Class A (Entertainment)	122	3,938
Sealed Air Corp. (Packaging & Containers)	122	2,244
Sempra Energy (Gas)	427	22,388
Sigma-Aldrich Corp. (Chemicals)	61	3,096
Simon Property Group, Inc. (REIT)	488	27,191
Snap-on, Inc. (Hand/Machine Tools)	122	4,347
Southern Co. (Electric)	1,464	45,970
Southwest Airlines Co. (Airlines)	854	6,704
Southwestern Energy Co.* (Oil & Gas)	244	10,109
Spectra Energy Corp. (Pipelines)	1,220	22,399
Sprint Nextel Corp.* (Telecommunications)	3,477	13,908
Staples, Inc. (Retail)	610	12,822
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	366	8,641
State Street Corp. (Banks)	488	24,546
Stericycle, Inc.* (Environmental Control)	61	3,123
Sun Microsystems, Inc.* (Computers)	1,403	12,866
SunTrust Banks, Inc. (Banks)	854	16,653
SuperValu, Inc. (Food)	366	5,428
Symantec Corp.* (Internet)	610	9,107
T. Rowe Price Group, Inc. (Diversified Financial Services)	122	5,699
Target Corp. (Retail)	671	29,269
TECO Energy, Inc. (Electric)	366	4,937
Tellabs, Inc.* (Telecommunications)	427	2,477
Tenet Healthcare Corp.* (Healthcare—Services)	793	3,132
Teradata Corp.* (Computers)	183	4,496
Teradyne, Inc.* (Semiconductors)	305	2,403
Tesoro Petroleum Corp. (Oil & Gas)	244	3,194
Textron, Inc. (Miscellaneous Manufacturing)	488	6,559
The AES Corp.* (Electric)	1,220	15,604
The Charles Schwab Corp. (Diversified Financial Services)	549	9,811
The Dow Chemical Co. (Chemicals)	2,013	42,615
The Gap, Inc. (Retail)	488	7,964
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	427	7,268

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks, continued
	Shares	Value
The New York Times Co.—Class A (Media)	244	$1,920
The Pepsi Bottling Group, Inc. (Beverages)	122	4,142
The Stanley Works (Hand/Machine Tools)	122	4,898
The Travelers Cos., Inc. (Insurance)	1,098	47,291
The Williams Cos., Inc. (Pipelines)	1,098	18,326
Thermo Electron Corp.* (Electronics)	427	19,335
Tiffany & Co. (Retail)	244	7,279
Time Warner Cable, Inc.* (Media)	427	14,117
Time Warner, Inc. (Media)	2,196	58,545
Torchmark Corp. (Insurance)	61	2,383
Tyson Foods, Inc.—Class A (Food)	549	6,275
U.S. Bancorp (Banks)	3,538	72,211
Union Pacific Corp. (Transportation)	915	52,631
United Parcel Service, Inc.—Class B (Transportation)	854	45,885
United States Steel Corp. (Iron/Steel)	244	9,699
United Technologies Corp. (Aerospace/Defense)	732	39,872
UnumProvident Corp. (Insurance)	610	11,450
V.F. Corp. (Apparel)	183	11,838
Valero Energy Corp. (Oil & Gas)	1,037	18,666
Ventas, Inc. (REIT)	122	4,307
Verizon Communications, Inc. (Telecommunications)	5,246	168,239
Vornado Realty Trust (REIT)	305	15,561
Vulcan Materials Co. (Building Materials)	244	11,585
W.W. Grainger, Inc. (Distribution/Wholesale)	61	5,485
Wal-Mart Stores, Inc. (Retail)	1,525	76,067
Walgreen Co. (Retail)	793	$24,623
Walt Disney Co. (Media)	2,074	52,099
Washington Post Co.—Class B (Media)	61	27,541
Waste Management, Inc. (Environmental Control)	915	25,721
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	122	4,237
WellPoint, Inc.* (Healthcare—Services)	488	25,688
Wells Fargo & Co. (Banks)	8,601	210,380
Weyerhaeuser Co. (Forest Products & Paper)	366	12,825
Whirlpool Corp. (Home Furnishings)	122	6,965
Whole Foods Market, Inc.* (Food)	244	5,902
Windstream Corp. (Telecommunications)	793	6,955
Wisconsin Energy Corp. (Electric)	244	10,485
Wyeth (Pharmaceuticals)	1,037	48,272
Wyndham Worldwide Corp. (Lodging)	305	4,255
Xcel Energy, Inc. (Electric)	854	17,029
Xerox Corp. (Office/Business Equipment)	1,586	12,989
Xilinx, Inc. (Semiconductors)	244	5,292
XL Capital, Ltd.—Class A (Insurance)	610	8,589
Zions Bancorp (Banks)	183	2,485

TOTAL COMMON STOCKS (Cost $5,441,510)		7,543,063

TOTAL INVESTMENT SECURITIES (Cost $5,441,510)—100.1%		7,543,063
Net other assets (liabilities)—(0.1)%		(10,926)

NET ASSETS—100.0%		$7,532,137

*	Non-income producing security

Large-Cap Value ProFund invested in the following industries as of July 31, 2009:

	Value	% of Net Assets
Advertising	$10,989	0.2%
Aerospace/Defense	164,257	2.3%
Agriculture	173,901	2.4%
Airlines	6,704	0.1%
Apparel	15,684	0.3%
Auto Manufacturers	47,824	0.6%
Auto Parts & Equipment	35,684	0.5%
Banks	764,361	10.2%
Beverages	93,802	1.2%
Biotechnology	25,239	0.4%
Building Materials	20,932	0.3%
Chemicals	168,064	2.3%
Coal	10,927	0.2%
Commercial Services	227,212	2.9%
Computers	205,676	2.7%
Cosmetics/Personal Care	91,425	1.2%
Distribution/Wholesale	16,288	0.2%
Diversified Financial Services	498,739	6.6%
Electric	579,076	7.7%
Electrical Components & Equipment	24,306	0.4%
Electronics	26,990	0.4%
Engineering & Construction	14,662	0.2%
Entertainment	14,781	0.2%
Environmental Control	35,334	0.4%
Food	204,719	2.7%
Forest Products & Paper	43,225	0.6%
Gas	24,611	0.3%
Hand/Machine Tools	9,245	0.2%
Healthcare—Products	66,987	1.0%
Healthcare—Services	53,814	0.6%
Holding Companies—Diversified	2,989	NM
Home Builders	11,561	0.1%
Home Furnishings	8,470	0.1%
Household Products/Wares	49,674	0.7%
Housewares	6,281	0.1%
Insurance	322,577	4.2%
Internet	21,189	0.3%
Iron/Steel	14,951	0.1%
Leisure Time	26,332	0.4%
Lodging	16,859	0.3%
Machinery—Diversified	29,950	0.4%
Media	274,781	3.6%
Metal Fabricate/Hardware	9,737	0.1%
Mining	44,222	0.6%
Miscellaneous Manufacturing	392,643	5.2%
Office/Business Equipment	15,508	0.2%
Oil & Gas	145,483	1.8%
Oil & Gas Services	28,479	0.3%
Packaging & Containers	18,414	0.2%
Pharmaceuticals	778,168	10.2%
Pipelines	53,612	0.7%
REIT	141,619	2.0%
Retail	403,521	5.4%
Savings & Loans	5,146	0.1%
Semiconductors	202,720	2.6%
Software	44,524	0.6%
Telecommunications	588,995	7.6%
Textiles	3,072	NM

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2009

	Value	% of Net Assets
Toys/Games/Hobbies	$18,262	0.3%
Transportation	187,866	2.6%
Other**	(10,926)	(0.1)%

Total	$7,532,137	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	Total
Investment Securities:
Common Stocks	$7,543,063	$7,543,063

Total Investment Securities	$7,543,063	$7,543,063

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Growth ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks (100.2%)
	Shares	Value
3M Co. (Miscellaneous Manufacturing)	3,940	$277,849
Abbott Laboratories (Pharmaceuticals)	4,334	194,987
Abercrombie & Fitch Co.—Class A (Retail)	394	11,264
Adobe Systems, Inc.* (Software)	2,955	95,801
Advanced Micro Devices, Inc.* (Semiconductors)	1,182	4,326
Aetna, Inc. (Healthcare—Services)	1,182	31,879
Affiliated Computer Services, Inc.—Class A* (Computers)	394	18,680
AFLAC, Inc. (Insurance)	1,379	52,209
Agilent Technologies, Inc.* (Electronics)	1,970	45,743
Akamai Technologies, Inc.* (Internet)	985	16,193
Allegheny Technologies, Inc. (Iron/Steel)	394	10,670
Allergan, Inc. (Pharmaceuticals)	788	42,103
Altera Corp. (Semiconductors)	1,576	29,455
Amazon.com, Inc.* (Internet)	1,773	152,052
American Express Co. (Diversified Financial Services)	4,531	128,363
American Tower Corp.* (Telecommunications)	591	20,147
Amgen, Inc.* (Biotechnology)	5,713	355,977
Amphenol Corp.—Class A (Electronics)	985	32,850
Anadarko Petroleum Corp. (Oil & Gas)	2,758	132,936
AON Corp. (Insurance)	591	23,315
Apache Corp. (Oil & Gas)	1,970	165,381
Apollo Group, Inc.—Class A* (Commercial Services)	591	40,803
Apple Computer, Inc.* (Computers)	4,925	804,696
Applied Materials, Inc. (Semiconductors)	5,319	73,402
Autodesk, Inc.* (Software)	1,182	25,779
Automatic Data Processing, Inc. (Software)	1,379	51,368
AutoZone, Inc.* (Retail)	197	30,253
Avon Products, Inc. (Cosmetics/Personal Care)	2,364	76,546
Baker Hughes, Inc. (Oil & Gas Services)	1,773	71,807
Ball Corp. (Packaging & Containers)	591	28,581
Bard (C.R.), Inc. (Healthcare—Products)	394	28,987
Baxter International, Inc. (Healthcare—Products)	1,773	99,944
Becton, Dickinson & Co. (Healthcare—Products)	788	51,338
Bed Bath & Beyond, Inc.* (Retail)	1,379	47,920
Best Buy Co., Inc. (Retail)	1,182	44,171
Big Lots, Inc.* (Retail)	197	4,539
Biogen Idec, Inc.* (Biotechnology)	1,576	74,939
BJ Services Co. (Oil & Gas Services)	1,576	22,348
Black & Decker Corp. (Hand/Machine Tools)	394	14,814
BMC Software, Inc.* (Software)	985	33,520
Boeing Co. (Aerospace/Defense)	1,970	84,533
Boston Scientific Corp.* (Healthcare—Products)	3,152	33,852
Broadcom Corp.—Class A* (Semiconductors)	985	27,807
Brown-Forman Corp. (Beverages)	394	17,316
Burlington Northern Santa Fe Corp. (Transportation)	788	61,929
C.H. Robinson Worldwide, Inc. (Transportation)	985	53,712
CA, Inc. (Software)	1,379	29,152
Cabot Oil & Gas Corp. (Oil & Gas)	591	20,762
Cameron International Corp.* (Oil & Gas Services)	1,182	36,914
Campbell Soup Co. (Food)	1,182	36,677
Caterpillar, Inc. (Machinery—Construction & Mining)	3,349	147,557
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	1,379	15,031
Celgene Corp.* (Biotechnology)	2,561	145,875
Centex Corp.* (Home Builders)	197	2,149

Common Stocks, continued
	Shares	Value
Cephalon, Inc.* (Pharmaceuticals)	197	$11,554
CF Industries Holdings, Inc. (Chemicals)	197	15,551
Chesapeake Energy Corp. (Oil & Gas)	3,152	67,579
ChevronTexaco Corp. (Oil & Gas)	11,229	780,079
Chubb Corp. (Insurance)	985	45,487
Cintas Corp. (Textiles)	394	9,921
Cisco Systems, Inc.* (Telecommunications)	32,308	711,099
Citrix Systems, Inc.* (Software)	591	21,040
CME Group, Inc. (Diversified Financial Services)	394	109,859
Coach, Inc. (Apparel)	1,773	52,463
Coca-Cola Co. (Beverages)	7,880	392,739
Cognizant Technology Solutions Corp.* (Computers)	1,576	46,634
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,758	199,790
Comcast Corp.—Special Class A (Media)	6,698	99,532
Compuware Corp.* (Software)	1,379	10,108
ConocoPhillips (Oil & Gas)	5,319	232,493
CONSOL Energy, Inc. (Coal)	985	34,997
Constellation Brands, Inc.* (Beverages)	394	5,382
Costco Wholesale Corp. (Retail)	985	48,758
Coventry Health Care, Inc.* (Healthcare—Services)	591	13,593
Cummins, Inc. (Machinery—Diversified)	788	33,892
CVS Corp. (Retail)	4,334	145,102
D.R. Horton, Inc. (Home Builders)	591	6,850
Danaher Corp. (Miscellaneous Manufacturing)	1,379	84,450
DaVita, Inc.* (Healthcare—Services)	591	29,373
Dean Foods Co.* (Food)	591	12,523
Deere & Co. (Machinery—Diversified)	1,379	60,317
Dell, Inc.* (Computers)	9,653	129,157
Denbury Resources, Inc.* (Oil & Gas)	1,379	22,891
DENTSPLY International, Inc. (Healthcare—Products)	394	13,140
Devon Energy Corp. (Oil & Gas)	2,561	148,768
DeVry, Inc. (Commercial Services)	197	9,799
Diamond Offshore Drilling, Inc. (Oil & Gas)	197	17,704
DIRECTV Group, Inc.* (Media)	1,182	30,614
Discover Financial Services (Diversified Financial Services)	1,576	18,723
Dr. Pepper Snapple Group, Inc.* (Beverages)	788	19,393
Dun & Bradstreet Corp. (Software)	394	28,364
E* TRADE Financial Corp.* (Diversified Financial Services)	2,758	4,137
eBay, Inc.* (Internet)	6,107	129,774
Ecolab, Inc. (Chemicals)	985	40,887
Electronic Arts, Inc.* (Software)	788	16,918
EMC Corp.* (Computers)	7,486	112,739
Emerson Electric Co. (Electrical Components & Equipment)	2,561	93,169
Ensco International, Inc. (Oil & Gas)	788	29,857
EOG Resources, Inc. (Oil & Gas)	1,379	102,087
EQT Corp. (Oil & Gas)	394	15,122
Equifax, Inc. (Commercial Services)	788	20,527
Expedia, Inc.* (Internet)	591	12,240
Expeditors International of Washington, Inc. (Transportation)	1,182	40,105
Express Scripts, Inc.* (Pharmaceuticals)	1,576	110,383
Exxon Mobil Corp. (Oil & Gas)	27,383	1,927,489
Family Dollar Stores, Inc. (Retail)	394	12,379
Fastenal Co. (Distribution/Wholesale)	788	28,029

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Growth ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks, continued
	Shares	Value
Federated Investors, Inc.—Class B (Diversified Financial Services)	394	$10,216
FedEx Corp. (Transportation)	985	66,822
First Horizon National Corp.* (Banks)	591	7,577
Fiserv, Inc.* (Software)	788	37,359
FLIR Systems, Inc.* (Electronics)	788	16,934
Fluor Corp. (Engineering & Construction)	591	31,205
FMC Technologies, Inc.* (Oil & Gas Services)	788	34,278
Forest Laboratories, Inc.* (Pharmaceuticals)	1,773	45,797
Franklin Resources, Inc. (Diversified Financial Services)	788	69,880
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	2,364	142,549
GameStop Corp.—Class A* (Retail)	985	21,562
General Dynamics Corp. (Aerospace/Defense)	1,182	65,471
General Mills, Inc. (Food)	985	58,026
Genzyme Corp.* (Biotechnology)	788	40,889
Gilead Sciences, Inc.* (Pharmaceuticals)	3,349	163,867
Google, Inc.—Class A* (Internet)	1,379	610,966
Halliburton Co. (Oil & Gas Services)	2,561	56,572
Harley-Davidson, Inc. (Leisure Time)	788	17,809
Harman International Industries, Inc. (Home Furnishings)	197	4,862
Harris Corp. (Telecommunications)	788	24,672
Heinz (H.J.) Co. (Food)	985	37,883
Hess Corp. (Oil & Gas)	1,576	86,995
Hewlett-Packard Co. (Computers)	8,668	375,324
Home Depot, Inc. (Retail)	5,910	153,305
Hormel Foods Corp. (Food)	197	7,074
Hospira, Inc.* (Pharmaceuticals)	394	15,141
Hudson City Bancorp, Inc. (Savings & Loans)	1,773	24,928
Humana, Inc.* (Healthcare—Services)	591	19,414
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,182	47,930
IMS Health, Inc. (Software)	985	11,820
Intel Corp. (Semiconductors)	14,972	288,211
IntercontinentalExchange, Inc.* (Diversified Financial Services)	394	37,060
International Business Machines Corp. (Computers)	5,319	627,270
International Flavors & Fragrances, Inc. (Chemicals)	197	6,946
Intuit, Inc.* (Software)	1,773	52,658
Intuitive Surgical, Inc.* (Healthcare—Products)	197	44,782
Iron Mountain, Inc.* (Commercial Services)	591	17,263
ITT Industries, Inc. (Miscellaneous Manufacturing)	591	29,195
Jacobs Engineering Group, Inc.* (Engineering & Construction)	394	16,146
Johnson & Johnson (Healthcare—Products)	15,366	935,636
Juniper Networks, Inc.* (Telecommunications)	1,182	30,886
KB Home (Home Builders)	197	3,288
Kellogg Co. (Food)	1,379	65,503
Kimberly-Clark Corp. (Household Products/Wares)	1,379	80,603
King Pharmaceuticals, Inc.* (Pharmaceuticals)	591	5,360
Kohls Corp.* (Retail)	1,182	57,386
Kroger Co. (Food)	1,379	29,483
L-3 Communications Holdings, Inc. (Aerospace/Defense)	394	29,747
Laboratory Corp. of America Holdings* (Healthcare—Services)	591	39,709

Common Stocks, continued
	Shares	Value
Leucadia National Corp.* (Holding Companies—Diversified)	591	$14,480
Lexmark International, Inc.—Class A* (Computers)	394	5,705
Life Technologies Corp.* (Biotechnology)	394	17,939
Lockheed Martin Corp. (Aerospace/Defense)	1,773	132,549
Loews Corp. (Insurance)	788	23,656
Lowe’s Cos., Inc. (Retail)	5,910	132,739
LSI Logic Corp.* (Semiconductors)	1,379	7,143
Marathon Oil Corp. (Oil & Gas)	2,364	76,239
Marriott International, Inc.—Class A (Lodging)	1,184	25,503
MasterCard, Inc.—Class A (Software)	394	76,448
MBIA, Inc.* (Insurance)	394	1,651
McAfee, Inc.* (Internet)	394	17,565
McCormick & Co., Inc. (Food)	394	12,695
McDonald’s Corp. (Retail)	3,152	173,549
McGraw-Hill Cos., Inc. (Media)	1,773	55,584
Medco Health Solutions, Inc.* (Pharmaceuticals)	985	52,067
Medtronic, Inc. (Healthcare—Products)	6,304	223,288
MEMC Electronic Materials, Inc.* (Semiconductors)	1,182	20,827
MetroPCS Communications, Inc.* (Telecommunications)	591	7,003
Microsoft Corp. (Software)	42,946	1,010,090
Millipore Corp.* (Biotechnology)	197	13,711
Monsanto Co. (Agriculture)	1,773	148,932
Monster Worldwide, Inc.* (Internet)	197	2,567
Moody’s Corp. (Commercial Services)	394	9,354
Motorola, Inc. (Telecommunications)	12,805	91,684
Murphy Oil Corp. (Oil & Gas)	985	57,327
Mylan Laboratories, Inc.* (Pharmaceuticals)	985	12,992
Nabors Industries, Ltd.* (Oil & Gas)	1,576	26,824
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	394	8,325
National Semiconductor Corp. (Semiconductors)	1,182	17,801
National-Oilwell Varco, Inc.* (Oil & Gas Services)	1,379	49,561
NetApp, Inc.* (Computers)	1,773	39,822
Newmont Mining Corp. (Mining)	985	40,730
NIKE, Inc.—Class B (Apparel)	2,167	122,739
Noble Energy, Inc. (Oil & Gas)	591	36,122
Nordstrom, Inc. (Retail)	591	15,626
Norfolk Southern Corp. (Transportation)	985	42,601
Northern Trust Corp. (Banks)	591	35,348
Novell, Inc.* (Software)	985	4,511
Novellus Systems, Inc.* (Semiconductors)	197	3,855
Nucor Corp. (Iron/Steel)	1,773	78,845
NVIDIA Corp.* (Semiconductors)	1,970	25,472
NYSE Euronext (Diversified Financial Services)	1,379	37,164
O’Reilly Automotive, Inc.* (Retail)	394	16,020
Occidental Petroleum Corp. (Oil & Gas)	3,152	224,864
Omnicom Group, Inc. (Advertising)	1,182	40,188
Oracle Corp. (Software)	21,276	470,838
Owens-Illinois, Inc.* (Packaging & Containers)	197	6,686
PACCAR, Inc. (Auto Manufacturers)	1,970	68,261
Pactiv Corp.* (Packaging & Containers)	394	9,921
Pall Corp. (Miscellaneous Manufacturing)	394	11,852
Parker Hannifin Corp. (Miscellaneous Manufacturing)	591	26,169
Patterson Cos., Inc.* (Healthcare—Products)	591	14,988
Paychex, Inc. (Commercial Services)	1,773	46,985
Peabody Energy Corp. (Coal)	985	32,613

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Growth ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks, continued
	Shares	Value
PepsiCo, Inc. (Beverages)	8,668	$491,909
Pioneer Natural Resources Co. (Oil & Gas)	394	11,249
Pitney Bowes, Inc. (Office/Business Equipment)	788	16,272
Polo Ralph Lauren Corp. (Apparel)	197	12,421
Praxair, Inc. (Chemicals)	1,182	92,409
Precision Castparts Corp. (Metal Fabricate/Hardware)	394	31,445
Procter & Gamble Co. (Cosmetics/Personal Care)	11,426	634,257
Progressive Corp.* (Insurance)	3,743	58,316
Pulte Homes, Inc. (Home Builders)	591	6,720
QLogic Corp.* (Semiconductors)	394	5,142
Qualcomm, Inc. (Telecommunications)	9,259	427,858
Quanta Services, Inc.* (Commercial Services)	394	9,184
Quest Diagnostics, Inc. (Healthcare—Services)	591	32,280
Questar Corp. (Pipelines)	985	32,574
RadioShack Corp. (Retail)	394	6,111
Range Resources Corp. (Oil & Gas)	788	36,571
Red Hat, Inc.* (Software)	985	22,488
Republic Services, Inc. (Environmental Control)	985	26,201
Robert Half International, Inc. (Commercial Services)	788	19,535
Rockwell Collins, Inc. (Aerospace/Defense)	985	41,567
Rockwell Automation, Inc. (Machinery—Diversified)	788	32,631
Salesforce.com, Inc.* (Software)	591	25,614
SanDisk Corp.* (Computers)	1,182	21,063
Schlumberger, Ltd. (Oil & Gas Services)	6,698	358,343
Scripps Networks Interactive—Class A (Entertainment)	197	6,359
Sealed Air Corp. (Packaging & Containers)	591	10,868
Sears Holdings Corp.* (Retail)	394	26,138
Sherwin-Williams Co. (Chemicals)	591	34,130
Sigma-Aldrich Corp. (Chemicals)	394	19,996
SLM Corp.* (Diversified Financial Services)	2,561	22,767
Smith International, Inc. (Oil & Gas Services)	1,182	29,704
Southwest Airlines Co. (Airlines)	1,576	12,372
Southwestern Energy Co.* (Oil & Gas)	1,182	48,970
Sprint Nextel Corp.* (Telecommunications)	5,713	22,852
St. Jude Medical, Inc.* (Healthcare—Products)	1,970	74,289
Staples, Inc. (Retail)	2,167	45,550
Starbucks Corp.* (Retail)	4,137	73,225
State Street Corp. (Banks)	1,182	59,455
Stericycle, Inc.* (Environmental Control)	197	10,086
Stryker Corp. (Healthcare—Products)	1,379	53,616
Sunoco, Inc. (Oil & Gas)	591	14,592
Symantec Corp.* (Internet)	2,561	38,236
Sysco Corp. (Food)	3,349	79,572
T. Rowe Price Group, Inc. (Diversified Financial Services)	985	46,009
Target Corp. (Retail)	2,167	94,525
Tellabs, Inc.* (Telecommunications)	788	4,570
Teradata Corp.* (Computers)	394	9,681
Texas Instruments, Inc. (Semiconductors)	7,092	170,563
The Charles Schwab Corp. (Diversified Financial Services)	3,546	63,367
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	591	21,536
The Gap, Inc. (Retail)	1,182	19,290
The Goldman Sachs Group, Inc. (Diversified Financial Services)	2,758	450,381
The Hershey Co. (Food)	985	39,351
The Pepsi Bottling Group, Inc. (Beverages)	394	13,376

Common Stocks, continued
	Shares	Value
Thermo Electron Corp.* (Electronics)	985	$44,601
Time Warner Cable, Inc.* (Media)	788	26,051
Titanium Metals Corp. (Mining)	394	3,298
TJX Cos., Inc. (Retail)	2,364	85,648
Torchmark Corp. (Insurance)	197	7,695
Total System Services, Inc. (Software)	1,182	17,352
United Parcel Service, Inc.—Class B (Transportation)	3,152	169,357
United Technologies Corp. (Aerospace/Defense)	2,955	160,959
UnitedHealth Group, Inc. (Healthcare—Services)	6,698	187,946
Varian Medical Systems, Inc.* (Healthcare—Products)	788	27,793
Ventas, Inc. (REIT)	394	13,908
VeriSign, Inc.* (Internet)	985	20,133
Viacom, Inc.—Class B* (Media)	3,349	77,563
W.W. Grainger, Inc. (Distribution/Wholesale)	197	17,712
Wal-Mart Stores, Inc. (Retail)	7,880	393,054
Walgreen Co. (Retail)	3,152	97,870
Walt Disney Co. (Media)	4,137	103,921
Waters Corp.* (Electronics)	591	29,698
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	197	6,842
WellPoint, Inc.* (Healthcare—Services)	1,182	62,220
Western Digital Corp.* (Computers)	1,182	35,756
Western Union Co. (Commercial Services)	3,940	68,871
Wyeth (Pharmaceuticals)	4,334	201,748
Wynn Resorts, Ltd.* (Lodging)	394	20,161
Xilinx, Inc. (Semiconductors)	985	21,365
XTO Energy, Inc. (Oil & Gas)	3,152	126,805
Yahoo!, Inc.* (Internet)	7,880	112,842
YUM! Brands, Inc. (Retail)	2,561	90,813
Zimmer Holdings, Inc.* (Healthcare—Products)	1,182	55,081

TOTAL COMMON STOCKS (Cost $21,239,429)		25,633,687

Repurchase Agreements(NM)
	Principal Amount
Deutsche Bank, 0.12%, 8/3/09, dated 7/31/09, with a repurchase price of $3,000 (Collateralized by $3,000 Federal National Mortgage Association, 3.25%, 2/10/10, market value $3,094)	$3,000	3,000
HSBC, 0.12%, 8/3/09, dated 7/31/09, with a repurchase price of $1,000 (Collateralized by $5,000 Federal Farm Credit Bank, 1.20%, 6/16/11, market value $4,988)	1,000	1,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,000)		4,000

TOTAL INVESTMENT SECURITIES (Cost $21,243,429)—100.2%		25,637,687
Net other assets (liabilities)—(0.2)%		(50,205)

NET ASSETS—100.0%		$25,587,482

*	Non-income producing security

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Growth ProFund	Schedule of Portfolio Investments July 31, 2009

Large-Cap Growth ProFund invested in the following industries as of July 31, 2009:

	Value	% of Net Assets
Advertising	$40,188	0.2%
Aerospace/Defense	514,826	2.0%
Agriculture	148,932	0.6%
Airlines	12,372	NM
Apparel	187,623	0.7%
Auto Manufacturers	68,261	0.3%
Banks	102,380	0.3%
Beverages	940,115	3.7%
Biotechnology	649,330	2.7%
Chemicals	209,919	0.9%
Coal	67,610	0.2%
Commercial Services	242,321	1.0%
Computers	2,226,527	8.7%
Cosmetics/Personal Care	932,129	3.7%
Distribution/Wholesale	45,741	0.2%
Diversified Financial Services	1,006,251	3.8%
Electrical Components & Equipment	93,169	0.4%
Electronics	169,826	0.7%
Engineering & Construction	47,351	0.2%
Entertainment	6,359	NM
Environmental Control	36,287	0.1%
Food	378,787	1.5%
Hand/Machine Tools	14,814	0.1%
Healthcare—Products	1,656,734	6.6%
Healthcare—Services	416,414	1.6%
Holding Companies—Diversified	14,480	0.1%
Home Builders	19,007	NM
Home Furnishings	4,862	NM
Household Products/Wares	80,603	0.3%
Insurance	212,329	0.8%

	Value	% of Net Assets
Internet	$1,112,568	4.4%
Iron/Steel	89,515	0.3%
Leisure Time	17,809	0.1%
Lodging	45,664	0.2%
Machinery—Construction & Mining	147,557	0.6%
Machinery—Diversified	126,840	0.4%
Media	393,265	1.5%
Metal Fabricate/Hardware	31,445	0.1%
Mining	186,577	0.8%
Miscellaneous Manufacturing	477,445	1.8%
Office/Business Equipment	16,272	0.1%
Oil & Gas	4,409,706	17.2%
Oil & Gas Services	659,527	2.5%
Packaging & Containers	56,056	0.1%
Pharmaceuticals	862,841	3.4%
Pipelines	32,574	0.1%
REIT	13,908	0.1%
Real Estate	15,031	0.1%
Retail	1,846,797	7.3%
Savings & Loans	24,928	0.1%
Semiconductors	695,369	2.7%
Software	2,041,228	7.8%
Telecommunications	1,340,771	5.3%
Textiles	9,921	NM
Transportation	434,526	1.8%
Other**	(46,205)	(0.2)%

Total	$25,587,482	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Common Stocks	$25,633,687	$ —	$25,633,687
Repurchase Agreements	—	4,000	4,000

Total Investment Securities	$25,633,687	$4,000	$25,637,687

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks (99.8%)
	Shares	Value
3Com Corp.* (Telecommunications)	6,561	$24,735
99 Cents Only Stores* (Retail)	648	9,493
Aaron’s, Inc. (Commercial Services)	405	11,125
Acxiom Corp. (Software)	891	8,598
ADC Telecommunications, Inc.* (Telecommunications)	810	5,897
ADTRAN, Inc. (Telecommunications)	567	13,699
Advent Software, Inc.* (Software)	243	8,857
Aecom Technology Corp.* (Engineering & Construction)	1,215	39,366
Affymetrix, Inc.* (Biotechnology)	1,620	14,321
AGCO Corp.* (Machinery—Diversified)	1,296	40,772
AGL Resources, Inc. (Gas)	1,701	57,188
Airgas, Inc. (Chemicals)	810	36,110
AirTran Holdings, Inc.* (Airlines)	2,673	19,352
Albemarle Corp. (Chemicals)	729	21,659
Alberto-Culver Co. (Cosmetics/Personal Care)	1,215	31,128
Alexander & Baldwin, Inc. (Transportation)	891	26,035
Alexandria Real Estate Equities, Inc. (REIT)	891	33,956
Alliant Energy Corp. (Electric)	2,511	65,688
AMB Property Corp. (REIT)	1,782	35,301
American Eagle Outfitters, Inc. (Retail)	1,539	22,146
American Financial Group, Inc. (Insurance)	1,701	41,487
American Greetings Corp.—Class A (Household Products/Wares)	891	14,051
AmeriCredit Corp.* (Diversified Financial Services)	1,782	27,960
AnnTaylor Stores Corp.* (Retail)	1,296	15,643
Apollo Investment Corp. (Investment Companies)	3,159	22,492
AptarGroup, Inc. (Miscellaneous Manufacturing)	729	25,457
Aqua America, Inc. (Water)	1,782	32,183
Arch Coal, Inc. (Coal)	1,620	28,204
Arrow Electronics, Inc.* (Electronics)	2,673	68,883
Arthur J. Gallagher & Co. (Insurance)	2,268	51,937
Ashland, Inc. (Chemicals)	1,458	48,318
Associated Banc-Corp (Banks)	2,835	30,731
Astoria Financial Corp. (Savings & Loans)	1,863	18,090
Atmel Corp.* (Semiconductors)	6,966	29,048
Avnet, Inc.* (Electronics)	3,402	83,009
Avocent Corp.* (Internet)	486	7,538
BancorpSouth, Inc. (Banks)	1,620	36,450
Bank of Hawaii Corp. (Banks)	486	18,648
Barnes & Noble, Inc. (Retail)	810	18,654
BE Aerospace, Inc.* (Aerospace/Defense)	2,268	36,651
Beckman Coulter, Inc. (Healthcare—Products)	810	51,022
Bill Barrett Corp.* (Oil & Gas)	648	20,470
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	243	18,818
BJ’s Wholesale Club, Inc.* (Retail)	648	21,611
Black Hills Corp. (Electric)	891	23,175
Blyth, Inc. (Household Products/Wares)	162	6,874
Bob Evans Farms, Inc. (Retail)	648	18,805
BorgWarner, Inc. (Auto Parts & Equipment)	1,377	45,703
Boyd Gaming Corp.* (Lodging)	1,215	11,166
BRE Properties, Inc.—Class A (REIT)	1,134	26,910
Brink’s Home Security Holdings, Inc.* (Commercial Services)	891	26,570
Brinker International, Inc. (Retail)	2,268	37,739
Broadridge Financial Solutions, Inc. (Software)	1,134	19,584
Cabot Corp. (Chemicals)	1,458	26,681
Cadence Design Systems, Inc.* (Computers)	5,913	34,887
Callaway Golf Co. (Leisure Time)	1,458	9,287

Common Stocks, continued
	Shares	Value
Camden Property Trust (REIT)	1,458	$43,026
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	810	25,385
Carmax, Inc.* (Retail)	4,941	79,698
Carpenter Technology Corp. (Iron/Steel)	405	7,569
Cathay Bancorp, Inc. (Banks)	486	4,432
Charles River Laboratories International, Inc.* (Biotechnology)	891	29,465
Cheesecake Factory, Inc.* (Retail)	567	10,983
Cimarex Energy Co. (Oil & Gas)	729	26,084
Cincinnati Bell, Inc.* (Telecommunications)	4,779	14,958
City National Corp. (Banks)	972	38,336
Cleco Corp. (Electric)	1,377	32,621
Coldwater Creek, Inc.* (Retail)	567	4,162
Collective Brands, Inc.* (Retail)	1,458	23,211
Commerce Bancshares, Inc. (Banks)	810	29,695
Commercial Metals Co. (Metal Fabricate/Hardware)	1,053	17,417
Community Health Systems, Inc.* (Healthcare—Services)	1,134	32,115
Corinthian Colleges, Inc.* (Commercial Services)	810	12,506
Corn Products International, Inc. (Food)	1,701	47,628
Corporate Office Properties Trust (REIT)	1,053	35,707
Corrections Corp. of America* (Commercial Services)	1,539	26,563
Cousins Properties, Inc. (REIT)	972	8,379
Covance, Inc.* (Healthcare—Services)	567	31,270
Crane Co. (Miscellaneous Manufacturing)	1,053	22,345
Cullen/Frost Bankers, Inc. (Banks)	729	35,014
Cytec Industries, Inc. (Chemicals)	1,053	26,430
Deluxe Corp. (Commercial Services)	1,134	17,747
Diebold, Inc. (Computers)	1,458	40,416
DPL, Inc. (Electric)	2,592	62,078
Duke-Weeks Realty Corp. (REIT)	5,022	47,659
Dycom Industries, Inc.* (Engineering & Construction)	486	6,187
Edwards Lifesciences Corp.* (Healthcare—Products)	486	31,789
Energen Corp. (Gas)	567	23,428
Equinix, Inc.* (Internet)	648	52,961
Equity One, Inc. (REIT)	810	12,190
Essex Property Trust, Inc. (REIT)	648	42,126
Everest Re Group, Ltd. (Insurance)	1,377	110,463
Exterran Holdings, Inc.* (Oil & Gas Services)	1,377	23,946
Fair Isaac Corp. (Software)	405	7,772
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,754	24,318
Federal Realty Investment Trust (REIT)	1,296	73,937
Federal Signal Corp. (Miscellaneous Manufacturing)	1,053	9,330
Fidelity National Title Group, Inc.—Class A (Insurance)	5,265	75,553
First American Financial Corp. (Insurance)	2,106	62,232
First Niagara Financial Group, Inc. (Savings & Loans)	3,321	43,671
FirstMerit Corp. (Banks)	1,866	34,857
Flowers Foods, Inc. (Food)	972	22,968
Foot Locker, Inc. (Retail)	3,483	38,592
Forest Oil Corp.* (Oil & Gas)	2,511	42,310
Fulton Financial Corp. (Banks)	3,888	26,283
GATX Corp. (Trucking & Leasing)	1,053	26,557
Gentex Corp. (Electronics)	3,078	46,078
Granite Construction, Inc. (Engineering & Construction)	324	10,977

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks, continued
	Shares	Value
Great Plains Energy, Inc. (Electric)	2,997	$47,742
Greif, Inc.—Class A (Packaging & Containers)	729	37,420
Hanesbrands, Inc.* (Apparel)	1,215	24,178
Harsco Corp. (Miscellaneous Manufacturing)	1,053	28,968
Harte-Hanks, Inc. (Advertising)	891	9,641
Hawaiian Electric Industries, Inc. (Electric)	2,025	36,187
Health Management Associates, Inc.—Class A* (Healthcare—Services)	2,187	13,188
Health Net, Inc.* (Healthcare—Services)	2,349	31,782
Henry Schein, Inc.* (Healthcare—Products)	810	41,618
Hewitt Associates, Inc.* (Commercial Services)	1,215	36,365
Highwoods Properties, Inc. (REIT)	1,620	41,488
Hill-Rom Holdings, Inc. (Healthcare—Products)	1,377	23,602
HNI Corp. (Office Furnishings)	972	21,656
Horace Mann Educators Corp. (Insurance)	891	10,113
Hospitality Properties Trust (REIT)	2,511	39,649
Hubbell, Inc.—Class B (Electrical Components & Equipment)	1,296	48,367
IDACORP, Inc. (Electric)	1,053	29,189
IDEX Corp. (Machinery—Diversified)	972	26,516
Imation Corp. (Computers)	648	5,884
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	3,645	61,309
Integrated Device Technology, Inc.* (Semiconductors)	3,726	25,225
International Bancshares Corp. (Banks)	486	6,405
International Rectifier Corp.* (Semiconductors)	972	16,096
International Speedway Corp. (Entertainment)	324	8,285
Intersil Corp.—Class A (Semiconductors)	2,754	39,575
Itron, Inc.* (Electronics)	486	25,355
Jack Henry & Associates, Inc. (Computers)	729	15,652
Jefferies Group, Inc.* (Diversified Financial Services)	1,215	27,775
JetBlue Airways Corp.* (Airlines)	4,536	23,179
Kansas City Southern Industries, Inc.* (Transportation)	891	18,096
KBR, Inc. (Engineering & Construction)	3,564	75,521
Kelly Services, Inc.—Class A (Commercial Services)	648	7,620
Kennametal, Inc. (Hand/Machine Tools)	1,620	34,538
Kindred Healthcare, Inc.* (Healthcare—Services)	648	9,098
Lancaster Colony Corp. (Miscellaneous Manufacturing)	405	18,444
Lender Processing Services, Inc. (Diversified Financial Services)	648	22,149
Lennox International, Inc. (Building Materials)	1,053	36,697
Liberty Property Trust (REIT)	2,349	65,232
Life Time Fitness, Inc.* (Leisure Time)	486	12,369
LifePoint Hospitals, Inc.* (Healthcare—Services)	486	13,443
LKQ Corp.* (Distribution/Wholesale)	1,215	21,797
Louisiana-Pacific Corp.* (Forest Products & Paper)	2,025	8,545
Lubrizol Corp. (Chemicals)	1,539	89,154
M.D.C. Holdings, Inc. (Home Builders)	405	14,272
Mack-Cali Realty Corp. (REIT)	1,782	49,736
Manpower, Inc. (Commercial Services)	1,782	85,447
ManTech International Corp.—Class A* (Software)	243	12,952
Mariner Energy, Inc.* (Oil & Gas)	972	11,654
Martin Marietta Materials (Building Materials)	486	41,830
Masimo Corp.* (Healthcare—Products)	972	23,765
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	243	7,596

Common Stocks, continued
	Shares	Value
MDU Resources Group, Inc. (Electric)	2,268	$45,655
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	810	13,867
Mentor Graphics Corp.* (Computers)	1,458	10,118
Mercury General Corp. (Insurance)	405	14,203
Mine Safety Appliances Co. (Environmental Control)	324	9,101
Minerals Technologies, Inc. (Chemicals)	243	10,563
Mohawk Industries, Inc.* (Textiles)	1,215	62,670
MPS Group, Inc.* (Commercial Services)	1,296	11,210
National Fuel Gas Co. (Pipelines)	1,782	72,314
National Instruments Corp. (Computers)	648	16,343
Nationwide Health Properties, Inc. (REIT)	2,268	65,817
NBTY, Inc.* (Pharmaceuticals)	486	17,593
NCR Corp.* (Computers)	1,782	23,059
New York Community Bancorp (Savings & Loans)	7,695	84,183
NewAlliance Bancshares, Inc. (Savings & Loans)	1,782	21,829
Newfield Exploration Co.* (Oil & Gas)	1,053	41,414
Nordson Corp. (Machinery—Diversified)	324	14,548
NSTAR (Electric)	2,349	75,403
NV Energy, Inc. (Electric)	5,265	60,547
OGE Energy Corp. (Electric)	2,187	65,829
Old Republic International Corp. (Insurance)	5,346	55,278
Olin Corp. (Chemicals)	648	8,936
OMEGA Healthcare Investors, Inc. (REIT)	1,863	31,131
Omnicare, Inc. (Pharmaceuticals)	1,134	27,069
ONEOK, Inc. (Gas)	2,349	77,752
Oshkosh Truck Corp. (Auto Manufacturers)	1,701	46,692
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	486	16,422
Overseas Shipholding Group, Inc. (Transportation)	243	8,347
Owens & Minor, Inc. (Distribution/Wholesale)	972	43,060
Packaging Corp. of America (Packaging & Containers)	2,268	44,612
PacWest Bancorp (Banks)	567	9,117
Palm, Inc.* (Computers)	1,944	30,579
Patriot Coal Corp.* (Coal)	729	6,102
Pentair, Inc. (Miscellaneous Manufacturing)	2,187	59,749
PepsiAmericas, Inc. (Beverages)	1,215	32,538
Perrigo Co. (Pharmaceuticals)	1,134	30,777
PetSmart, Inc. (Retail)	1,053	23,556
Phillips-Van Heusen Corp. (Apparel)	1,134	40,121
Plains Exploration & Production Co.* (Oil & Gas)	972	27,848
PNM Resources, Inc. (Electric)	1,944	23,717
Polycom, Inc.* (Telecommunications)	810	19,237
Potlatch Corp. (Forest Products & Paper)	405	11,976
Pride International, Inc.* (Oil & Gas)	1,944	48,736
Protective Life Corp. (Insurance)	1,944	29,063
Psychiatric Solutions, Inc.* (Healthcare—Services)	486	13,132
Ralcorp Holdings, Inc.* (Food)	567	36,010
Raymond James Financial Corp. (Diversified Financial Services)	1,134	23,270
Rayonier, Inc. (Forest Products & Paper)	1,782	69,480
Realty Income Corp. (REIT)	2,349	55,389
Regency Centers Corp. (REIT)	1,782	57,167
Regis Corp. (Retail)	972	13,277
Reinsurance Group of America, Inc. (Insurance)	810	33,615
Rent-A-Center, Inc.* (Commercial Services)	1,458	30,268
RF Micro Devices, Inc.* (Telecommunications)	5,913	30,748
Rovi Corp.* (Semiconductors)	729	19,071
RPM, Inc. (Chemicals)	2,835	45,247
Ruddick Corp. (Food)	891	20,938

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks, continued
	Shares	Value
SAIC, Inc.* (Commercial Services)	2,754	$49,820
Saks, Inc.* (Retail)	3,240	16,589
Scholastic Corp. (Media)	567	12,786
Scientific Games Corp.—Class A* (Entertainment)	729	13,137
Semtech Corp.* (Semiconductors)	729	13,414
Sensient Technologies Corp. (Chemicals)	1,053	26,525
Service Corp. International (Commercial Services)	5,589	35,322
Shaw Group, Inc.* (Engineering & Construction)	1,863	54,847
SL Green Realty Corp. (REIT)	1,701	43,852
Smithfield Foods, Inc.* (Food)	2,673	36,219
Sonoco Products Co. (Packaging & Containers)	2,268	60,057
Southern Union Co. (Gas)	2,754	53,372
SPX Corp. (Miscellaneous Manufacturing)	1,134	59,898
SRA International, Inc.—Class A* (Computers)	405	7,978
StanCorp Financial Group, Inc. (Insurance)	567	19,516
STERIS Corp. (Healthcare—Products)	729	20,470
Sybase, Inc.* (Software)	972	34,798
Syniverse Holdings, Inc.* (Telecommunications)	810	14,199
Synovus Financial Corp. (Banks)	2,916	10,235
TCF Financial Corp. (Banks)	1,377	19,471
Tech Data Corp.* (Distribution/Wholesale)	1,134	39,611
Teleflex, Inc. (Miscellaneous Manufacturing)	891	42,732
Telephone & Data Systems, Inc. (Telecommunications)	2,268	58,378
Temple-Inland, Inc. (Forest Products & Paper)	2,349	36,785
Terra Industries, Inc. (Chemicals)	1,053	30,705
The Brink’s Co. (Miscellaneous Manufacturing)	891	24,191
The Macerich Co. (REIT)	1,782	35,052
The Ryland Group, Inc. (Home Builders)	324	6,470
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	567	22,141
Thoratec Corp.* (Healthcare—Products)	324	8,145
Tidewater, Inc. (Oil & Gas Services)	648	29,160
Timken Co. (Metal Fabricate/Hardware)	1,944	39,619
Tootsie Roll Industries, Inc. (Food)	324	7,825
Trustmark Corp. (Banks)	891	17,731
Tupperware Corp. (Household Products/Wares)	648	22,077
UDR, Inc. (REIT)	3,402	35,551
UGI Corp. (Gas)	1,296	34,266
United Rentals, Inc.* (Commercial Services)	567	4,235
Unitrin, Inc. (Insurance)	1,134	14,957
Universal Corp. (Agriculture)	567	21,586
Universal Health Services, Inc.—Class B (Healthcare—Services)	567	31,531
URS Corp.* (Engineering & Construction)	1,863	94,268
Valeant Pharmaceuticals International* (Pharmaceuticals)	1,296	33,437
Valley National Bancorp (Banks)	1,863	23,697
Valmont Industries, Inc. (Metal Fabricate/Hardware)	162	11,635
Valspar Corp. (Chemicals)	2,268	57,426
Varian, Inc.* (Electronics)	324	16,446
Vectren Corp. (Gas)	1,782	43,766
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,673	96,255
Vishay Intertechnology, Inc.* (Electronics)	4,212	29,947
Wabtec Corp. (Machinery—Diversified)	486	16,354
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	729	20,682
Washington Federal, Inc. (Savings & Loans)	1,944	27,080

Common Stocks, continued
	Shares	Value
Waste Connections, Inc.* (Environmental Control)	729	$20,565
Webster Financial Corp. (Banks)	1,215	13,742
Weingarten Realty Investors (REIT)	2,349	36,245
WellCare Health Plans, Inc.* (Healthcare—Services)	972	21,637
Wendy’s/Arby’s Group, Inc.—Class A (Retail—Restaurants)	5,670	25,969
Werner Enterprises, Inc. (Transportation)	486	8,777
Westamerica Bancorp (Banks)	243	12,699
Westar Energy, Inc. (Electric)	2,430	47,798
WGL Holdings, Inc. (Gas)	567	18,779
Williams Sonoma, Inc. (Retail)	1,944	27,333
Wilmington Trust Corp. (Banks)	1,539	17,683
Woodward Governor Co. (Electronics)	567	11,136
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,377	18,204
Zebra Technologies Corp.—Class A* (Machinery—Diversified)	648	15,837

TOTAL COMMON STOCKS (Cost $6,826,264)		8,612,893

Repurchase Agreements (0.6%)
	Principal Amount
Bank of America, 0.10%, 8/3/09, dated 7/31/09, with a repurchase price of $5,000 (Collateralized by $6,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $5,994)	$5,000	5,000
Deutsche Bank, 0.12%, 8/3/09, dated 7/31/09, with a repurchase price of $24,000 (Collateralized by $23,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $24,651)	24,000	24,000
HSBC, 0.12%, 8/3/09, dated 7/31/09, with a repurchase price of $20,000 (Collateralized by $21,000 Federal Farm Credit Bank, 1.20%, 6/16/11, market value $20,951)	20,000	20,000
UBS, 0.10%, 8/3/09, dated 7/31/09, with a repurchase price of $5,000 (Collateralized by $5,000 Federal National Mortgage Association, 3.25%, 2/10/10, market value $5,156)	5,000	5,000

TOTAL REPURCHASE AGREEMENTS (Cost $54,000)		54,000

TOTAL INVESTMENT SECURITIES (Cost $6,880,264)—100.4%		8,666,893
Net other assets (liabilities)—(0.4)%		(30,788)

NET ASSETS—100.0%		$8,636,105

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at July 31, 2009.

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2009

Mid-Cap Value ProFund invested in the following industries as of July 31, 2009:

	Value	% of Net Assets
Advertising	$9,641	0.1%
Aerospace/Defense	36,651	0.4%
Agriculture	21,586	0.2%
Airlines	42,531	0.5%
Apparel	64,299	0.8%
Auto Manufacturers	46,692	0.5%
Auto Parts & Equipment	45,703	0.5%
Banks	385,226	4.4%
Beverages	32,538	0.4%
Biotechnology	158,859	1.8%
Building Materials	78,527	0.9%
Chemicals	427,754	4.9%
Coal	34,306	0.4%
Commercial Services	354,798	3.9%
Computers	184,916	2.3%
Cosmetics/Personal Care	31,128	0.4%
Distribution/Wholesale	165,777	1.9%
Diversified Financial Services	121,836	1.4%
Electric	615,629	7.2%
Electrical Components & Equipment	48,367	0.6%
Electronics	280,854	3.2%
Engineering & Construction	281,166	3.3%
Entertainment	21,422	0.2%
Environmental Control	29,666	0.3%
Food	171,588	1.9%
Forest Products & Paper	126,786	1.4%
Gas	308,551	3.6%
Hand/Machine Tools	34,538	0.4%
Healthcare—Products	200,411	2.4%
Healthcare—Services	197,196	2.3%
Home Builders	20,742	0.3%
Household Products/Wares	65,143	0.9%
Insurance	518,417	6.0%

	Value	% of Net Assets
Internet	$60,499	0.7%
Investment Companies	22,492	0.3%
Iron/Steel	7,569	0.1%
Leisure Time	21,656	0.2%
Lodging	11,166	0.1%
Machinery—Diversified	114,027	1.4%
Media	12,786	0.1%
Metal Fabricate/Hardware	86,875	1.0%
Miscellaneous Manufacturing	324,095	3.8%
Office Furnishings	21,656	0.2%
Oil & Gas	218,516	2.5%
Oil & Gas Services	53,106	0.6%
Packaging & Containers	142,089	1.6%
Pharmaceuticals	139,165	1.7%
Pipelines	72,314	0.8%
REIT	915,500	10.7%
Retail	381,492	4.3%
Retail—Restaurants	25,969	0.3%
Savings & Loans	194,853	2.3%
Semiconductors	166,747	2.0%
Software	92,561	1.0%
Telecommunications	181,851	2.3%
Textiles	62,670	0.7%
Transportation	61,255	0.7%
Trucking & Leasing	26,557	0.3%
Water	32,183	0.4%
Other**	23,212	0.2%

Total	$8,636,105	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Common Stocks	$8,612,893	$ —	$8,612,893
Repurchase Agreements	—	54,000	54,000

Total Investment Securities	$8,612,893	$54,000	$8,666,893

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Growth ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks (100.7%)
	Shares	Value
3Com Corp.* (Telecommunications)	4,794	$18,073
99 Cents Only Stores* (Retail)	1,128	16,525
Aaron’s, Inc. (Commercial Services)	1,974	54,226
ACI Worldwide, Inc.* (Software)	1,692	25,498
Acxiom Corp. (Software)	1,410	13,607
ADC Telecommunications, Inc.* (Telecommunications)	3,102	22,583
ADTRAN, Inc. (Telecommunications)	1,692	40,879
Advance Auto Parts, Inc. (Retail)	4,794	221,627
Advent Software, Inc.* (Software)	282	10,279
Aecom Technology Corp.* (Engineering & Construction)	1,974	63,958
Aeropostale, Inc.* (Retail)	3,384	123,178
Affiliated Managers Group, Inc.* (Diversified Financial Services)	2,256	148,941
AGCO Corp.* (Machinery—Diversified)	1,692	53,230
Airgas, Inc. (Chemicals)	2,256	100,572
Alaska Air Group, Inc.* (Airlines)	1,974	45,520
Albemarle Corp. (Chemicals)	3,102	92,160
Alberto-Culver Co. (Cosmetics/Personal Care)	1,692	43,349
Alliance Data Systems Corp.* (Commercial Services)	3,102	158,202
Alliant Techsystems, Inc.* (Aerospace/Defense)	1,692	133,194
AMB Property Corp. (REIT)	3,384	67,037
American Eagle Outfitters, Inc. (Retail)	7,050	101,450
AmeriCredit Corp.* (Diversified Financial Services)	2,820	44,246
Ametek, Inc. (Electrical Components & Equipment)	5,640	182,510
ANSYS, Inc.* (Software)	4,512	141,045
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,692	59,085
Aqua America, Inc. (Water)	2,820	50,929
Arch Coal, Inc. (Coal)	3,666	63,825
Atmel Corp.* (Semiconductors)	7,332	30,574
Avocent Corp.* (Internet)	1,128	17,495
Bank of Hawaii Corp. (Banks)	1,410	54,102
Beckman Coulter, Inc. (Healthcare—Products)	1,410	88,816
Bill Barrett Corp.* (Oil & Gas)	564	17,817
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	564	43,676
BJ’s Wholesale Club, Inc.* (Retail)	1,410	47,024
BorgWarner, Inc. (Auto Parts & Equipment)	2,820	93,596
Broadridge Financial Solutions, Inc. (Software)	4,512	77,922
Brown & Brown, Inc. (Insurance)	5,922	113,584
Bucyrus International, Inc.—Class A (Machinery—Construction & Mining)	3,948	116,387
Career Education Corp.* (Commercial Services)	3,666	84,025
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,128	35,352
Carpenter Technology Corp. (Iron/Steel)	1,410	26,353
Cathay Bancorp, Inc. (Banks)	1,410	12,859
Cerner Corp.* (Software)	3,384	220,231
Charles River Laboratories International, Inc.* (Biotechnology)	1,410	46,629
Cheesecake Factory, Inc.* (Retail)	1,692	32,774
Chico’s FAS, Inc.* (Retail)	9,024	103,505
Chipotle Mexican Grill, Inc.—Class A* (Retail)	1,692	158,760
Church & Dwight, Inc. (Household Products/Wares)	3,666	216,221
Cimarex Energy Co. (Oil & Gas)	2,538	90,810
Clean Harbors, Inc.* (Environmental Control)	1,128	58,848
Cliffs Natural Resources, Inc. (Iron/Steel)	6,768	185,376
Coldwater Creek, Inc.* (Retail)	1,128	8,280
Commerce Bancshares, Inc. (Banks)	1,692	62,029
Commercial Metals Co. (Metal Fabricate/Hardware)	3,384	55,971

Common Stocks, continued
	Shares	Value
Commscope, Inc.* (Telecommunications)	4,230	$108,288
Community Health Systems, Inc.* (Healthcare —Services)	2,256	63,890
Comstock Resources, Inc.* (Oil & Gas)	2,256	86,856
Con-way, Inc. (Transportation)	2,256	102,761
Copart, Inc.* (Retail)	3,384	119,489
Corinthian Colleges, Inc.* (Commercial Services)	2,538	39,187
Corporate Office Properties Trust (REIT)	564	19,125
Corrections Corp. of America* (Commercial Services)	2,256	38,939
Covance, Inc.* (Healthcare—Services)	1,974	108,866
Cree Research, Inc.* (Semiconductors)	4,512	144,655
Cullen/Frost Bankers, Inc. (Banks)	1,410	67,722
Dick’s Sporting Goods, Inc.* (Retail)	4,512	89,563
Digital River, Inc.* (Internet)	1,974	69,781
Dollar Tree, Inc.* (Retail)	4,512	208,093
Donaldson Co., Inc. (Miscellaneous Manufacturing)	3,948	150,064
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	3,948	124,401
DST Systems, Inc.* (Computers)	1,974	87,507
Dycom Industries, Inc.* (Engineering & Construction)	846	10,770
Eaton Vance Corp. (Diversified Financial Services)	5,922	169,488
Edwards Lifesciences Corp.* (Healthcare—Products)	1,692	110,674
Encore Acquisition Co.* (Oil & Gas)	2,820	100,392
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	5,922	124,421
Energen Corp. (Gas)	2,538	104,870
Energizer Holdings, Inc.* (Electrical Components & Equipment)	3,666	234,844
Equinix, Inc.* (Internet)	564	46,096
F5 Networks, Inc.* (Internet)	3,948	146,550
FactSet Research Systems, Inc. (Computers)	2,256	127,915
Fair Isaac Corp. (Software)	1,410	27,058
Flowers Foods, Inc. (Food)	1,974	46,646
FMC Corp. (Chemicals)	3,666	178,314
Fossil, Inc.* (Household Products/Wares)	2,256	59,423
Frontier Oil Corp. (Oil & Gas)	5,358	74,476
FTI Consulting, Inc.* (Commercial Services)	2,538	138,143
Gartner Group, Inc.* (Commercial Services)	3,102	53,044
Gen-Probe, Inc.* (Healthcare—Products)	2,820	104,678
Global Payments, Inc. (Software)	4,230	178,929
Graco, Inc. (Machinery—Diversified)	3,102	76,743
Granite Construction, Inc. (Engineering & Construction)	846	28,662
GUESS?, Inc. (Apparel)	3,102	90,175
Hanesbrands, Inc.* (Apparel)	1,974	39,283
Hanover Insurance Group, Inc. (Insurance)	2,538	99,769
Hansen Natural Corp.* (Beverages)	3,666	113,683
Harsco Corp. (Miscellaneous Manufacturing)	1,692	46,547
HCC Insurance Holdings, Inc. (Insurance)	5,640	141,564
Health Management Associates, Inc.—Class A* (Healthcare—Services)	7,614	45,912
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	5,076	53,247
Helmerich & Payne, Inc. (Oil & Gas)	5,358	184,101
Henry Schein, Inc.* (Healthcare—Products)	2,820	144,892
Herman Miller, Inc. (Office Furnishings)	2,820	46,840
Hewitt Associates, Inc.* (Commercial Services)	1,410	42,201
Hologic, Inc.* (Healthcare—Products)	13,254	194,701

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Growth ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks, continued
	Shares	Value
IDEX Corp. (Machinery—Diversified)	1,974	$53,851
IDEXX Laboratories, Inc.* (Healthcare—Products)	3,102	154,542
Immucor, Inc.* (Healthcare—Products)	3,666	61,076
International Bancshares Corp. (Banks)	1,410	18,584
International Rectifier Corp.* (Semiconductors)	1,410	23,350
International Speedway Corp. (Entertainment)	846	21,632
Itron, Inc.* (Electronics)	1,128	58,848
ITT Educational Services, Inc.* (Commercial Services)	1,692	164,716
J. Crew Group, Inc.* (Retail)	2,538	71,470
J.B. Hunt Transport Services, Inc. (Transportation)	4,230	118,229
Jack Henry & Associates, Inc. (Computers)	2,538	54,491
Jefferies Group, Inc.* (Diversified Financial Services)	3,666	83,805
John Wiley & Sons, Inc. (Media)	2,256	71,944
Jones Lang LaSalle, Inc. (Real Estate)	2,256	85,638
Joy Global, Inc. (Machinery—Construction & Mining)	5,358	199,210
Kansas City Southern Industries, Inc.* (Transportation)	2,820	57,274
Kinetic Concepts, Inc.* (Healthcare—Products)	2,820	89,168
Korn/Ferry International* (Commercial Services)	2,256	31,381
Lam Research Corp.* (Semiconductors)	6,486	194,969
Lamar Advertising Co.* (Advertising)	3,948	83,066
Landstar System, Inc. (Transportation)	2,538	93,094
Lender Processing Services, Inc. (Diversified Financial Services)	2,820	96,388
Life Time Fitness, Inc.* (Leisure Time)	846	21,531
LifePoint Hospitals, Inc.* (Healthcare—Services)	1,692	46,801
Lincare Holdings, Inc.* (Healthcare—Services)	3,666	95,976
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	2,256	95,609
LKQ Corp.* (Distribution/Wholesale)	4,512	80,945
M.D.C. Holdings, Inc. (Home Builders)	846	29,813
ManTech International Corp.—Class A* (Software)	564	30,061
Mariner Energy, Inc.* (Oil & Gas)	2,820	33,812
Martin Marietta Materials (Building Materials)	1,128	97,087
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	2,538	100,403
Masimo Corp.* (Healthcare—Products)	282	6,895
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	1,128	35,261
MDU Resources Group, Inc. (Electric)	4,230	85,150
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,128	19,311
Mentor Graphics Corp.* (Computers)	1,410	9,785
Mercury General Corp. (Insurance)	846	29,669
Metavante Technologies, Inc.* (Software)	4,512	138,970
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	1,692	142,230
Micros Systems, Inc.* (Computers)	4,230	115,860
Mine Safety Appliances Co. (Environmental Control)	846	23,764
Minerals Technologies, Inc. (Chemicals)	282	12,259
MPS Group, Inc.* (Commercial Services)	1,692	14,636
MSC Industrial Direct Co.—Class A (Retail)	2,256	88,525
National Instruments Corp. (Computers)	1,410	35,560
Navigant Consulting Co.* (Commercial Services)	2,538	30,202
NBTY, Inc.* (Pharmaceuticals)	1,692	61,250
NCR Corp.* (Computers)	3,948	51,087
Netflix, Inc.* (Internet)	1,974	86,738

Common Stocks, continued
	Shares	Value
NeuStar, Inc.* (Telecommunications)	3,666	$83,145
NewAlliance Bancshares, Inc. (Savings & Loans)	1,410	17,273
Newfield Exploration Co.* (Oil & Gas)	4,512	177,457
Nordson Corp. (Machinery—Diversified)	846	37,985
NVR, Inc.* (Home Builders)	282	169,524
Oceaneering International, Inc.* (Oil & Gas Services)	2,820	143,594
Olin Corp. (Chemicals)	2,538	34,999
Omnicare, Inc. (Pharmaceuticals)	2,820	67,313
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	1,974	66,701
Overseas Shipholding Group, Inc. (Transportation)	846	29,060
Palm, Inc.* (Computers)	2,820	44,359
Panera Bread Co.—Class A* (Retail)	1,692	92,992
Parametric Technology Corp.* (Software)	5,922	76,453
Patriot Coal Corp.* (Coal)	2,256	18,883
Patterson-UTI Energy, Inc. (Oil & Gas)	7,896	109,044
Perrigo Co. (Pharmaceuticals)	1,410	38,267
PetSmart, Inc. (Retail)	4,230	94,625
Pharmaceutical Product Development, Inc. (Commercial Services)	6,204	128,857
Plains Exploration & Production Co.* (Oil & Gas)	3,948	113,110
Plantronics, Inc. (Telecommunications)	2,538	60,074
Polycom, Inc.* (Telecommunications)	2,538	60,278
Potlatch Corp. (Forest Products & Paper)	1,128	33,355
Priceline.com, Inc.* (Internet)	2,256	292,423
Pride International, Inc.* (Oil & Gas)	4,512	113,116
Psychiatric Solutions, Inc.* (Healthcare—Services)	1,692	45,718
Quest Software, Inc.* (Software)	3,102	45,723
Quicksilver Resources, Inc.* (Oil & Gas)	5,922	67,866
Ralcorp Holdings, Inc.* (Food)	1,410	89,549
Raymond James Financial Corp. (Diversified Financial Services)	2,256	46,293
Reinsurance Group of America, Inc. (Insurance)	1,692	70,218
Reliance Steel & Aluminum Co. (Iron/Steel)	3,384	114,075
ResMed, Inc.* (Healthcare—Products)	3,948	161,868
Rollins, Inc. (Commercial Services)	1,974	36,183
Roper Industries, Inc. (Miscellaneous Manufacturing)	4,794	229,249
Ross Stores, Inc. (Retail)	6,486	285,968
Rovi Corp.* (Semiconductors)	2,538	66,394
SAIC, Inc.* (Commercial Services)	4,230	76,521
Scientific Games Corp.—Class A* (Entertainment)	1,692	30,490
SEI Investments Co. (Software)	6,768	127,915
Semtech Corp.* (Semiconductors)	1,410	25,944
Sepracor, Inc.* (Pharmaceuticals)	5,640	97,854
Silicon Laboratories, Inc.* (Semiconductors)	2,256	96,624
Sotheby’s (Commercial Services)	3,384	50,997
SRA International, Inc.—Class A* (Computers)	1,410	27,777
StanCorp Financial Group, Inc. (Insurance)	1,128	38,826
Steel Dynamics, Inc. (Iron/Steel)	9,588	156,860
STERIS Corp. (Healthcare—Products)	1,410	39,593
Strayer Education, Inc. (Commercial Services)	846	179,674
Superior Energy Services, Inc.* (Oil & Gas Services)	3,948	65,497
SVB Financial Group* (Banks)	1,692	59,643
Sybase, Inc.* (Software)	1,974	70,669
Syniverse Holdings, Inc.* (Telecommunications)	846	14,830
Synopsys, Inc.* (Computers)	7,332	146,493
Synovus Financial Corp. (Banks)	7,896	27,715
TCF Financial Corp. (Banks)	2,538	35,887
Techne Corp. (Healthcare—Products)	1,974	125,981

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Growth ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks, continued
	Shares	Value
Terex Corp.* (Machinery—Construction & Mining)	5,640	$85,615
Terra Industries, Inc. (Chemicals)	2,820	82,231
The Corporate Executive Board Co. (Commercial Services)	1,692	31,776
The Ryland Group, Inc. (Home Builders)	1,410	28,158
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	1,128	44,048
The Timberland Co.—Class A* (Apparel)	2,256	30,772
The Warnaco Group, Inc.* (Apparel)	2,256	81,960
Thomas & Betts Corp.* (Electronics)	2,820	75,125
Thor Industries, Inc. (Home Builders)	1,692	40,456
Thoratec Corp.* (Healthcare—Products)	2,256	56,716
Tidewater, Inc. (Oil & Gas Services)	1,128	50,760
Toll Brothers, Inc.* (Home Builders)	6,768	132,382
Tootsie Roll Industries, Inc. (Food)	564	13,621
Trimble Navigation, Ltd.* (Electronics)	6,204	147,097
Trinity Industries, Inc. (Miscellaneous Manufacturing)	3,948	55,114
Trustmark Corp. (Banks)	564	11,224
Tupperware Corp. (Household Products/Wares)	1,692	57,646
UGI Corp. (Gas)	2,538	67,105
Under Armour, Inc.—Class A* (Retail)	1,974	47,948
Unit Corp.* (Oil & Gas)	2,538	80,429
United Rentals, Inc.* (Commercial Services)	1,692	12,639
United Therapeutics Corp.* (Pharmaceuticals)	1,128	104,475
Universal Health Services, Inc.—Class B (Healthcare—Services)	1,410	78,410
Urban Outfitters, Inc.* (Retail)	5,922	142,365
Valeant Pharmaceuticals International* (Pharmaceuticals)	1,128	29,102
Valley National Bancorp (Banks)	3,102	39,457
Valmont Industries, Inc. (Metal Fabricate/Hardware)	564	40,506
ValueClick, Inc.* (Internet)	4,512	51,888
Varian, Inc.* (Electronics)	564	28,629
VCA Antech, Inc.* (Pharmaceuticals)	4,230	108,203
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,820	101,548
W.R. Berkley Corp. (Insurance)	7,050	163,772
Wabtec Corp. (Machinery—Diversified)	1,410	47,447
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	2,820	80,003
Waste Connections, Inc.* (Environmental Control)	2,256	63,642
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	2,256	84,239
Wendy’s/Arby’s Group, Inc.—Class A (Retail—Restaurants)	8,460	38,747
Werner Enterprises, Inc. (Transportation)	1,128	20,372
Westamerica Bancorp (Banks)	846	44,212
WGL Holdings, Inc. (Gas)	1,128	37,359
WMS Industries, Inc.* (Leisure Time)	2,538	91,774
Woodward Governor Co. (Electronics)	1,692	33,231
Zebra Technologies Corp.—Class A* (Machinery—Diversified)	1,692	41,352

TOTAL COMMON STOCKS (Cost $17,364,892)		20,276,234

TOTAL INVESTMENT SECURITIES (Cost $17,364,892)—100.7%		20,276,234
Net other assets (liabilities)—(0.7)%		(134,435)

NET ASSETS—100.0%		$20,141,799

*	Non-income producing security

Mid-Cap Growth ProFund invested in the following industries as of July 31, 2009:

	Value	% of Net Assets
Advertising	$83,066	0.4%
Aerospace/Defense	133,194	0.7%
Airlines	45,520	0.2%
Apparel	242,190	1.2%
Auto Parts & Equipment	93,596	0.5%
Banks	433,434	2.2%
Beverages	113,683	0.6%
Biotechnology	191,853	0.9%
Building Materials	97,087	0.5%
Chemicals	500,535	2.6%
Coal	82,708	0.4%
Commercial Services	1,449,788	7.5%
Computers	700,834	3.4%
Cosmetics/Personal Care	43,349	0.2%
Distribution/Wholesale	80,945	0.4%
Diversified Financial Services	669,164	3.2%
Electric	85,150	0.4%
Electrical Components & Equipment	559,584	2.8%
Electronics	342,930	1.7%
Engineering & Construction	103,390	0.5%
Entertainment	176,523	0.9%
Environmental Control	146,254	0.7%
Food	149,816	0.7%
Forest Products & Paper	33,355	0.2%
Gas	209,334	1.0%
Hand/Machine Tools	95,609	0.5%
Healthcare—Products	1,339,600	6.6%
Healthcare—Services	485,573	2.3%
Home Builders	400,333	1.9%
Household Products/Wares	377,338	1.9%
Insurance	657,402	3.2%
Internet	710,971	3.5%
Iron/Steel	482,664	2.4%
Leisure Time	113,305	0.6%
Machinery—Construction & Mining	401,212	2.0%
Machinery—Diversified	310,608	1.6%
Media	71,944	0.4%
Metal Fabricate/Hardware	96,477	0.5%
Miscellaneous Manufacturing	610,672	3.0%
Office Furnishings	46,840	0.2%
Oil & Gas	1,249,286	6.3%
Oil & Gas Services	313,098	1.6%
Pharmaceuticals	716,897	3.4%
REIT	86,162	0.4%
Real Estate	85,638	0.4%
Retail	2,054,161	10.1%
Retail—Restaurants	38,747	0.2%
Savings & Loans	17,273	0.1%
Semiconductors	582,510	2.9%
Software	1,184,360	6.0%
Telecommunications	408,150	2.0%
Toys/Games/Hobbies	100,403	0.5%
Transportation	420,790	2.1%
Water	50,929	0.3%
Other**	(134,435)	(0.7)%

Total	$20,141,799	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Growth ProFund	Schedule of Portfolio Investments July 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	Total
Investment Securities:
Common Stocks	$20,276,234	$20,276,234

Total Investment Securities	$20,276,234	$20,276,234

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks (100.1%)
	Shares	Value
ABM Industries, Inc. (Commercial Services)	5,628	$118,582
Acadia Realty Trust (REIT)	5,025	68,842
Actel Corp.* (Semiconductors)	2,010	22,391
Acuity Brands, Inc. (Miscellaneous Manufacturing)	2,412	71,178
Adaptec, Inc.* (Telecommunications)	15,276	40,634
Administaff, Inc. (Commercial Services)	2,814	70,519
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	4,020	48,361
Agilysys, Inc. (Computers)	2,814	13,254
Albany International Corp.—Class A (Machinery—Diversified)	3,417	46,950
Align Technology, Inc.* (Healthcare—Products)	4,824	52,630
ALLETE, Inc. (Electric)	3,417	109,276
Alliance One International, Inc.* (Agriculture)	11,055	45,768
Almost Family, Inc.* (Healthcare—Services)	201	6,376
AMCOL International Corp. (Mining)	1,005	18,904
American Medical Systems Holdings, Inc.* (Healthcare—Products)	4,623	70,686
American Public Education, Inc.* (Commercial Services)	603	21,328
American States Water Co. (Water)	2,211	80,370
American Vanguard Corp. (Chemicals)	603	5,222
AMERIGROUP Corp.* (Healthcare—Services)	6,633	163,702
AMN Healthcare Services, Inc.* (Commercial Services)	1,407	10,243
Analogic Corp. (Electronics)	1,608	60,959
Anixter International, Inc.* (Telecommunications)	1,608	55,026
Apogee Enterprises, Inc. (Building Materials)	3,417	49,820
Applied Industrial Technologies, Inc. (Machinery—Diversified)	4,623	102,261
Applied Signal Technology, Inc. (Telecommunications)	603	15,075
Arbitron, Inc. (Commercial Services)	1,809	29,451
Arch Chemicals, Inc. (Chemicals)	3,216	85,385
Arctic Cat, Inc. (Leisure Time)	1,407	8,667
Arkansas Best Corp. (Transportation)	3,216	91,592
ArQule, Inc.* (Biotechnology)	2,412	14,761
Arris Group, Inc.* (Telecommunications)	5,628	68,549
ATC Technology Corp.* (Auto Parts & Equipment)	1,407	29,434
Atmos Energy Corp. (Gas)	11,457	311,172
Atwood Oceanics, Inc.* (Oil & Gas)	3,015	86,953
Audiovox Corp.—Class A* (Telecommunications)	2,412	19,031
Avid Technology, Inc.* (Software)	3,819	46,783
Avista Corp. (Electric)	6,834	126,566
AZZ, Inc.* (Miscellaneous Manufacturing)	804	31,155
Badger Meter, Inc. (Electronics)	804	29,627
Baldor Electric Co. (Hand/Machine Tools)	5,829	150,155
Bank Mutual Corp. (Banks)	5,829	57,357
Barnes Group, Inc. (Miscellaneous Manufacturing)	5,226	73,530
Belden, Inc. (Electrical Components & Equipment)	5,829	102,241
Benchmark Electronics, Inc.* (Electronics)	3,819	60,340
Big 5 Sporting Goods Corp. (Retail)	2,613	33,969
Bio-Reference Laboratoriess, Inc.* (Healthcare—Services)	402	12,888
BioMed Realty Trust, Inc. (REIT)	12,060	140,861
Black Box Corp. (Telecommunications)	2,211	60,736
Blue Coat Systems, Inc.* (Internet)	3,015	56,350
Blue Nile, Inc.* (Internet)	804	37,169
Boston Private Financial Holdings, Inc. (Banks)	8,040	36,823
Bowne & Co., Inc. (Commercial Services)	3,444	27,655
Brady Corp.—Class A (Electronics)	2,412	70,937

Common Stocks, continued
	Shares	Value
Briggs & Stratton Corp. (Machinery—Diversified)	6,231	$106,986
Brightpoint, Inc.* (Distribution/Wholesale)	6,432	38,206
Bristow Group, Inc.* (Transportation)	2,010	66,531
Brookline Bancorp, Inc. (Savings & Loans)	7,437	86,641
Brooks Automation, Inc.* (Semiconductors)	4,221	25,031
Brown Shoe Co., Inc. (Retail)	5,427	42,059
Brunswick Corp. (Leisure Time)	11,055	79,375
Buckeye Technologies, Inc.* (Forest Products & Paper)	4,824	30,632
Buffalo Wild Wings, Inc.* (Retail)	1,407	56,772
C&D Technologies, Inc.* (Electrical Components & Equipment)	3,216	6,432
Cabela’s, Inc.* (Retail)	5,025	81,455
Cabot Microelectronics Corp.* (Chemicals)	1,407	47,725
Cal-Maine Foods, Inc. (Food)	804	23,662
Calgon Carbon Corp.* (Environmental Control)	4,422	56,027
California Pizza Kitchen, Inc.* (Retail)	1,608	26,532
Cambrex Corp.* (Biotechnology)	1,206	5,523
Cascade Corp. (Machinery—Diversified)	402	9,829
Casey’s General Stores, Inc. (Retail)	2,613	71,675
Cash America International, Inc. (Retail)	1,608	42,982
CDI Corp. (Commercial Services)	1,608	20,422
Cedar Shopping Centers, Inc. (REIT)	5,628	29,885
Centene Corp.* (Healthcare—Services)	5,427	104,795
Central Garden & Pet Co.—Class A* (Household Products/Wares)	8,643	97,579
Central Pacific Financial Corp. (Banks)	3,618	7,851
Central Vermont Public Service Corp. (Electric)	1,407	25,945
Century Aluminum Co.* (Mining)	7,035	58,953
CH Energy Group, Inc. (Electric)	2,010	99,475
Charlotte Russe Holding, Inc.* (Retail)	2,613	39,221
Checkpoint Systems, Inc.* (Electronics)	4,824	83,600
Christopher & Banks Corp. (Retail)	4,422	35,022
Ciber, Inc.* (Computers)	7,638	25,282
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,206	27,810
CKE Restaurants, Inc. (Retail)	2,814	24,904
Clarcor, Inc. (Miscellaneous Manufacturing)	3,015	99,827
Clearwater Paper Corp.* (Forest Products & Paper)	603	24,162
Cognex Corp. (Machinery—Diversified)	2,613	43,115
Cohu, Inc. (Semiconductors)	1,206	14,629
Colonial Properties Trust (REIT)	6,030	48,119
Columbia Banking System, Inc. (Banks)	2,211	26,842
Community Bank System, Inc. (Banks)	4,020	72,883
Computer Programs & Systems, Inc. (Software)	201	7,829
comScore, Inc.* (Internet)	1,206	18,355
CONMED Corp.* (Healthcare—Products)	2,211	38,869
Consolidated Graphics, Inc.* (Commercial Services)	1,407	25,748
Cooper Cos., Inc. (Healthcare—Products)	2,814	77,216
CorVel Corp.* (Commercial Services)	402	9,817
Cross Country Healthcare, Inc.* (Commercial Services)	3,819	31,889
CryoLife, Inc.* (Biotechnology)	2,613	13,274
CSG Systems International, Inc.* (Software)	2,010	33,527
CTS Corp. (Electronics)	4,221	35,583
Cubic Corp. (Electronics)	1,005	39,356
Cyberonics, Inc.* (Healthcare—Products)	2,010	33,386
Cypress Semiconductor Corp.* (Semiconductors)	17,889	189,981

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks, continued
	Shares	Value
Delphi Financial Group, Inc.—Class A (Insurance)	5,427	$129,325
DiamondRock Hospitality Co. (REIT)	13,467	91,037
Digi International, Inc.* (Software)	1,206	12,313
Dime Community Bancshares, Inc. (Savings & Loans)	3,216	38,721
DineEquity, Inc. (Retail)	2,010	49,667
DSP Group, Inc.* (Semiconductors)	2,814	24,510
DTS, Inc.* (Home Furnishings)	1,407	38,650
E.W. Scripps Co. (Media)	3,618	14,544
EastGroup Properties, Inc. (REIT)	3,216	111,660
Eclipsys Corp.* (Software)	4,623	84,139
El Paso Electric Co.* (Electric)	3,216	48,594
EMCOR Group, Inc.* (Engineering & Construction)	8,241	198,773
EMS Technologies, Inc.* (Telecommunications)	1,407	30,954
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	2,412	42,982
Entertainment Properties Trust (REIT)	4,422	120,765
Enzo Biochem, Inc.* (Biotechnology)	3,015	15,377
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	1,809	74,332
Esterline Technologies Corp.* (Aerospace/Defense)	2,010	57,144
Ethan Allen Interiors, Inc. (Home Furnishings)	3,618	46,057
Exar Corp.* (Semiconductors)	3,216	22,608
Extra Space Storage, Inc. (REIT)	10,854	95,298
FairPoint Communications, Inc. (Telecommunications)	11,256	6,641
FEI Co.* (Electronics)	3,015	73,867
Financial Federal Corp. (Diversified Financial Services)	3,216	65,220
First BanCorp (Banks)	4,422	13,708
First Commonwealth Financial Corp. (Banks)	9,447	63,011
First Financial Bancorp (Banks)	5,226	45,153
First Financial Bankshares, Inc. (Banks)	1,206	63,520
First Midwest Bancorp, Inc. (Banks)	6,030	50,411
Forestar Group, Inc.* (Real Estate)	4,422	57,574
Forrester Research, Inc.* (Commercial Services)	804	18,146
Franklin Street Properties Corp. (REIT)	7,437	106,052
Fred’s, Inc. (Retail)	5,025	67,737
Frontier Financial Corp. (Banks)	5,829	5,246
Fuller (H.B.) Co. (Chemicals)	6,030	121,565
G & K Services, Inc. (Textiles)	2,412	54,801
GenCorp, Inc.* (Aerospace/Defense)	6,231	16,201
General Communication, Inc.—Class A* (Telecommunications)	3,015	20,653
Genesco, Inc.* (Retail)	1,005	21,829
Genoptix, Inc.* (Healthcare—Services)	603	18,880
Gentiva Health Services, Inc.* (Healthcare—Services)	2,010	42,773
Gerber Scientific, Inc.* (Machinery—Diversified)	3,015	9,437
Gibraltar Industries, Inc. (Iron/Steel)	3,417	26,550
Glacier Bancorp, Inc. (Banks)	3,618	56,332
Greatbatch, Inc.* (Electrical Components & Equipment)	1,608	35,440
Griffon Corp.* (Miscellaneous Manufacturing)	6,030	58,129
Group 1 Automotive, Inc. (Retail)	3,015	88,822
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,809	26,231
Haemonetics Corp.* (Healthcare—Products)	1,608	94,888
Hancock Holding Co. (Banks)	1,407	56,829

Common Stocks, continued
	Shares	Value
Hanger Orthopedic Group, Inc.* (Healthcare—Products)	2,613	$35,850
Hanmi Financial Corp.* (Banks)	2,613	4,599
Harmonic, Inc.* (Telecommunications)	12,060	83,576
Haverty Furniture Cos., Inc. (Retail)	2,412	25,905
Healthcare Realty Trust, Inc. (REIT)	7,437	144,352
Healthcare Services Group, Inc. (Commercial Services)	2,814	52,537
HealthSpring, Inc.* (Healthcare—Services)	2,814	35,541
Heidrick & Struggles International, Inc. (Commercial Services)	603	12,355
Helen of Troy, Ltd.* (Household Products/Wares)	2,814	61,205
Hillenbrand, Inc. (Commercial Services)	7,638	138,401
HMS Holdings Corp.* (Commercial Services)	1,608	61,747
Holly Corp. (Oil & Gas)	1,206	25,652
Home Bancshares, Inc. (Banks)	603	13,121
Home Properties, Inc. (REIT)	4,020	143,514
Hot Topic, Inc.* (Retail)	2,010	15,537
Hub Group, Inc.—Class A* (Transportation)	2,211	47,514
Hutchinson Technology, Inc.* (Computers)	3,015	9,859
Iconix Brand Group, Inc.* (Apparel)	4,422	77,473
Independent Bank Corp./MA (Banks)	1,608	34,299
Independent Bank Corp./MI (Banks)	2,412	4,221
Infinity Property & Casualty Corp. (Insurance)	804	33,398
Informatica Corp.* (Software)	6,432	118,284
Inland Real Estate Corp. (REIT)	9,246	68,235
Insight Enterprises, Inc.* (Retail)	5,829	60,039
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	3,015	55,476
Interface, Inc.—Class A (Office Furnishings)	7,035	48,823
Intermec, Inc.* (Machinery—Diversified)	4,020	54,833
Interval Leisure Group, Inc.* (Leisure Time)	2,412	25,447
Invacare Corp. (Healthcare—Products)	4,020	82,008
Investment Technology Group, Inc.* (Diversified Financial Services)	2,412	53,908
Iowa Telecommunications Services, Inc. (Telecommunications)	4,020	49,285
IPC The Hospitalist Co.* (Healthcare—Services)	603	16,794
J & J Snack Foods Corp. (Food)	1,005	43,557
Jack in the Box, Inc.* (Retail)	2,613	55,134
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	1,608	18,540
JDA Software Group, Inc.* (Software)	3,417	70,424
Jo-Ann Stores, Inc.* (Retail)	3,216	74,933
John Bean Technologies Corp. (Miscellaneous Manufacturing)	3,417	47,360
Kaman Corp. (Aerospace/Defense)	3,216	61,683
Kaydon Corp. (Metal Fabricate/Hardware)	1,809	59,100
Keithley Instruments, Inc. (Electronics)	1,608	8,957
Kendle International, Inc.* (Commercial Services)	603	7,043
Kensey Nash Corp.* (Healthcare—Products)	804	22,962
Kilroy Realty Corp. (REIT)	5,427	128,077
Kirby Corp.* (Transportation)	2,613	96,707
Kite Realty Group Trust (REIT)	7,839	25,085
Kopin Corp.* (Semiconductors)	5,628	22,343
La-Z-Boy, Inc. (Home Furnishings)	6,432	43,545
LaBranche & Co., Inc.* (Diversified Financial Services)	3,819	14,474
Laclede Group, Inc. (Gas)	1,206	40,485
Lance, Inc. (Food)	4,020	101,867
Landauer, Inc. (Commercial Services)	402	26,902
Landry’s Restaurants, Inc.* (Retail)	1,608	14,408

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks, continued
	Shares	Value
LaSalle Hotel Properties (REIT)	3,618	$53,944
Lawson Products, Inc. (Metal Fabricate/Hardware)	603	10,130
Lexington Realty Trust (REIT)	10,370	44,384
Lindsay Manufacturing Co. (Machinery—Diversified)	603	21,388
Lithia Motors, Inc.—Class A (Retail)	2,211	26,510
Littelfuse, Inc.* (Electrical Components & Equipment)	1,206	28,220
Live Nation, Inc.* (Commercial Services)	10,452	61,040
Liz Claiborne, Inc. (Apparel)	11,859	37,474
LoJack Corp.* (Electronics)	804	3,280
LTC Properties, Inc. (REIT)	2,814	68,718
Lydall, Inc.* (Miscellaneous Manufacturing)	2,010	6,533
M/I Schottenstein Homes, Inc.* (Home Builders)	2,211	29,030
MagneTek, Inc.* (Electrical Components & Equipment)	3,819	5,156
Manhattan Associates, Inc.* (Computers)	1,206	22,311
Marcus Corp. (Lodging)	2,613	33,028
MarineMax, Inc.* (Retail)	2,412	16,233
Matrix Service Co.* (Oil & Gas Services)	3,216	32,578
MAXIMUS, Inc. (Commercial Services)	2,211	94,233
MedCath Corp.* (Healthcare—Services)	2,412	29,089
Medical Properties Trust, Inc. (REIT)	4,422	30,954
Mercury Computer Systems, Inc.* (Computers)	2,814	32,361
Merit Medical Systems, Inc.* (Healthcare—Products)	1,608	29,410
Methode Electronics, Inc. (Electronics)	4,824	36,566
Microsemi Corp.* (Semiconductors)	5,226	71,335
Mid-America Apartment Communities, Inc. (REIT)	3,618	143,526
Midas, Inc.* (Commercial Services)	1,809	17,855
Mobile Mini, Inc.* (Storage/Warehousing)	2,010	32,522
Moog, Inc.—Class A* (Aerospace/Defense)	2,613	70,446
Movado Group, Inc. (Retail)	2,211	31,573
MTS Systems Corp. (Computers)	1,005	23,607
Multimedia Games, Inc.* (Leisure Time)	2,814	15,815
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	603	23,143
Myers Industries, Inc. (Miscellaneous Manufacturing)	3,618	35,601
Nash Finch Co. (Food)	1,608	49,366
National Financial Partners (Diversified Financial Services)	5,226	39,195
National Penn Bancshares, Inc. (Banks)	10,452	52,051
National Presto Industries, Inc. (Housewares)	603	48,457
National Retail Properties, Inc. (REIT)	10,050	198,085
NBT Bancorp, Inc. (Banks)	2,412	55,331
NCI Building Systems, Inc.* (Building Materials)	2,412	9,503
Neenah Paper, Inc. (Forest Products & Paper)	1,809	17,728
Neogen Corp.* (Pharmaceuticals)	804	23,429
Network Equipment Technologies, Inc.* (Telecommunications)	3,618	20,623
Neutral Tandem, Inc.* (Telecommunications)	1,206	37,386
New Jersey Resources Corp. (Gas)	5,226	201,724
NewMarket Corp. (Chemicals)	402	30,411
Newport Corp.* (Electronics)	4,623	34,164
Northwest Natural Gas Co. (Gas)	3,216	143,562
Novatel Wireless, Inc.* (Telecommunications)	3,819	36,204
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	1,809	29,812
O’Charley’s, Inc. (Retail)	2,613	27,149
Odyssey Healthcare, Inc.* (Healthcare—Services)	2,211	25,758

Common Stocks, continued
	Shares	Value
OfficeMax, Inc. (Retail)	9,447	$87,952
Old National Bancorp (Banks)	8,241	93,123
Olympic Steel, Inc. (Iron/Steel)	402	10,255
OM Group, Inc.* (Chemicals)	3,819	128,548
Omnicell, Inc.* (Software)	1,809	22,576
On Assignment, Inc.* (Commercial Services)	4,422	18,705
Osteotech, Inc.* (Healthcare—Products)	2,211	10,967
Oxford Industries, Inc. (Apparel)	1,608	22,046
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	2,613	42,357
PAREXEL International Corp.* (Commercial Services)	4,221	65,299
Parkway Properties, Inc. (REIT)	2,613	37,026
PC-Tel, Inc.* (Internet)	1,407	9,413
Peet’s Coffee & Tea, Inc.* (Beverages)	804	22,086
Penford Corp. (Chemicals)	1,407	9,230
Pennsylvania REIT (REIT)	5,025	26,582
Perry Ellis International, Inc.* (Apparel)	1,407	10,848
PharMerica Corp.* (Pharmaceuticals)	1,809	37,917
Phase Forward, Inc.* (Software)	3,417	48,521
Phoenix Technologies, Ltd.* (Software)	2,814	9,314
Piedmont Natural Gas Co., Inc. (Gas)	5,025	123,715
Pinnacle Entertainment, Inc.* (Entertainment)	3,618	36,289
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	2,010	92,179
Polaris Industries, Inc. (Leisure Time)	1,608	60,895
PolyOne Corp.* (Chemicals)	11,658	50,013
Post Properties, Inc. (REIT)	5,628	79,692
Presidential Life Corp. (Insurance)	2,613	23,360
ProAssurance Corp.* (Insurance)	1,809	91,861
Progress Software Corp.* (Software)	2,412	54,584
Prosperity Bancshares, Inc. (Banks)	2,613	87,562
PS Business Parks, Inc. (REIT)	1,809	93,543
PSS World Medical, Inc.* (Healthcare—Products)	3,417	69,058
Quaker Chemical Corp. (Chemicals)	1,407	25,326
Quanex Building Products Corp. (Building Materials)	4,623	54,967
Quiksilver, Inc.* (Apparel)	15,879	34,140
Radiant Systems, Inc.* (Computers)	1,407	14,154
RadiSys Corp.* (Computers)	3,015	23,879
RC2 Corp.* (Toys/Games/Hobbies)	1,206	18,416
Red Robin Gourmet Burgers, Inc.* (Retail)	2,010	37,627
Regal-Beloit Corp. (Hand/Machine Tools)	2,010	93,184
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	4,623	99,117
RehabCare Group, Inc.* (Healthcare—Services)	2,211	53,197
Res-Care, Inc.* (Healthcare—Services)	1,608	25,117
Rewards Network, Inc.* (Commercial Services)	1,206	16,269
RLI Corp. (Insurance)	1,005	49,858
Robbins & Myers, Inc. (Machinery—Diversified)	4,020	84,139
Rock-Tenn Co.—Class A (Forest Products & Paper)	4,824	216,887
Rogers Corp.* (Electronics)	804	20,060
RTI International Metals, Inc.* (Mining)	1,407	24,988
Ruby Tuesday, Inc.* (Retail)	8,040	60,139
Rudolph Technologies, Inc.* (Semiconductors)	3,819	31,201
Russ Berrie and Co., Inc.* (Household Products/Wares)	2,211	11,586
S&T Bancorp, Inc. (Banks)	2,211	30,313
Safety Insurance Group, Inc. (Insurance)	2,010	64,843
Sanderson Farms, Inc. (Food)	1,005	40,883
Savient Pharmaceuticals, Inc.* (Biotechnology)	4,422	68,939

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks, continued
	Shares	Value
ScanSource, Inc.* (Distribution/Wholesale)	1,206	$34,407
School Specialty, Inc.* (Retail)	2,010	44,964
Schulman (A.), Inc. (Chemicals)	3,216	68,533
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	2,010	65,727
Selective Insurance Group, Inc. (Insurance)	3,216	48,047
Senior Housing Properties Trust (REIT)	15,075	281,299
Simmons First National Corp.—Class A (Banks)	1,005	30,130
Skechers U.S.A., Inc.—Class A* (Apparel)	4,221	58,376
Skyline Corp. (Home Builders)	804	19,513
Skyworks Solutions, Inc.* (Semiconductors)	12,663	152,969
Smith Corp. (Miscellaneous Manufacturing)	2,814	109,859
Sonic Automotive, Inc. (Retail)	3,618	44,501
Sonic Corp.* (Retail)	4,422	48,775
Sonic Solutions* (Electronics)	1,206	4,378
South Financial Group, Inc. (Banks)	20,100	32,361
South Jersey Industries, Inc. (Gas)	3,819	140,845
Southwest Gas Corp. (Gas)	5,628	136,310
Sovran Self Storage, Inc. (REIT)	2,814	75,753
Spartan Motors, Inc. (Auto Parts & Equipment)	4,020	28,140
Spherion Corp.* (Commercial Services)	6,432	35,376
SPSS, Inc.* (Software)	1,005	49,727
Stage Stores, Inc. (Retail)	4,824	60,204
Standard Microsystems Corp.* (Semiconductors)	1,407	32,642
Standard Motor Products, Inc. (Auto Parts & Equipment)	1,608	17,961
Standard Pacific Corp.* (Home Builders)	11,658	40,104
Standex International Corp. (Miscellaneous Manufacturing)	1,608	20,148
StarTek, Inc.* (Commercial Services)	1,407	13,296
Stein Mart, Inc.* (Retail)	3,216	35,472
Stepan Co. (Chemicals)	1,005	45,004
Sterling Bancorp (Banks)	2,211	17,843
Sterling Bancshares, Inc. (Banks)	10,251	82,726
Sterling Financial Corp. (Savings & Loans)	6,633	18,506
Stewart Information Services Corp. (Insurance)	2,211	30,445
Stone Energy Corp.* (Oil & Gas)	5,025	54,572
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	1,608	20,068
Superior Industries International, Inc. (Auto Parts & Equipment)	2,814	44,405
Supertex, Inc.* (Semiconductors)	603	13,899
Susquehanna Bancshares, Inc. (Banks)	10,854	57,092
SWS Group, Inc. (Diversified Financial Services)	1,608	22,126
Symmetricom, Inc.* (Telecommunications)	3,417	22,142
SYNNEX Corp.* (Software)	2,412	68,549
Take-Two Interactive Software, Inc. (Software)	6,432	61,233
Taleo Corp.—Class A* (Software)	2,211	38,693
Tanger Factory Outlet Centers, Inc. (REIT)	4,623	164,301
Technitrol, Inc. (Electronics)	5,226	37,941
Tekelec* (Telecommunications)	5,025	92,410
Tetra Tech, Inc.* (Environmental Control)	5,025	151,353
Texas Industries, Inc. (Building Materials)	3,417	155,473
Texas Roadhouse, Inc.—Class A* (Retail)	3,216	35,794
The Andersons, Inc. (Agriculture)	2,211	71,238
The Buckle, Inc. (Retail)	1,407	43,533
The Cato Corp.—Class A (Retail)	3,618	71,962
The Finish Line, Inc.—Class A (Retail)	6,834	59,456
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	3,819	22,036
The Hain Celestial Group, Inc.* (Food)	2,613	43,402

Common Stocks, continued
	Shares	Value
The Men’s Wearhouse, Inc. (Retail)	6,432	$138,996
The Nautilus Group, Inc.* (Leisure Time)	2,814	5,994
The Navigators Group, Inc.* (Insurance)	804	39,645
The Pep Boys - Manny, Moe & Jack (Retail)	5,427	53,890
The Standard Register Co. (Household Products/Wares)	1,608	5,692
The Steak n Shake Co.* (Retail)	3,618	36,976
Theragenics Corp.* (Pharmaceuticals)	4,221	5,276
THQ, Inc.* (Software)	8,442	56,646
Ticketmaster Entertainment, Inc.* (Commercial Services)	2,211	17,909
Tollgrade Communications, Inc.* (Telecommunications)	1,005	5,618
Tompkins Financial Corp. (Banks)	603	26,821
Tower Group, Inc. (Insurance)	2,412	60,228
Tredegar Corp. (Miscellaneous Manufacturing)	2,412	35,312
TreeHouse Foods, Inc.* (Food)	2,010	65,225
TriQuint Semiconductor, Inc.* (Semiconductors)	18,492	132,773
Triumph Group, Inc. (Aerospace/Defense)	2,010	80,279
TrueBlue, Inc.* (Commercial Services)	2,412	30,632
TrustCo Bank Corp. NY (Banks)	9,447	59,422
Tuesday Morning Corp.* (Retail)	3,819	17,720
Tween Brands, Inc.* (Retail)	3,015	21,829
UCBH Holdings, Inc. (Banks)	7,035	8,512
UIL Holdings Corp. (Electric)	3,819	93,184
Ultratech Stepper, Inc.* (Semiconductors)	2,010	23,939
UMB Financial Corp. (Banks)	3,618	150,943
Umpqua Holdings Corp. (Banks)	7,437	72,139
UniFirst Corp. (Textiles)	1,005	39,115
Unisource Energy Corp. (Electric)	4,422	122,047
United Bankshares, Inc. (Banks)	4,623	93,662
United Community Banks, Inc.* (Banks)	2,211	14,880
United Fire & Casualty Co. (Insurance)	2,814	47,303
United Natural Foods, Inc.* (Food)	2,010	54,330
United Stationers, Inc.* (Distribution/Wholesale)	1,608	74,643
Universal Electronics, Inc.* (Home Furnishings)	603	12,729
Universal Forest Products, Inc. (Building Materials)	2,211	98,699
Urstadt Biddle Properties—Class A (REIT)	2,613	40,214
Veeco Instruments, Inc.* (Semiconductors)	4,020	75,737
Vicor Corp. (Electrical Components & Equipment)	2,412	19,031
Volt Information Sciences, Inc.* (Commercial Services)	1,608	12,800
Watsco, Inc. (Distribution/Wholesale)	3,618	189,800
Watts Water Technologies, Inc.—Class A (Electronics)	3,618	95,298
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	6,030	56,682
WD-40 Co. (Household Products/Wares)	1,005	30,381
West Pharmaceutical Services, Inc. (Healthcare—Products)	1,407	51,356
Whitney Holding Corp. (Banks)	8,442	73,952
Winnebago Industries, Inc. (Home Builders)	1,608	16,916
Wintrust Financial Corp. (Banks)	3,015	78,842
Wolverine World Wide, Inc. (Apparel)	2,613	62,973
World Fuel Services Corp. (Retail)	1,206	52,895
Zale Corp.* (Retail)	4,020	23,798
Zenith National Insurance Corp. (Insurance)	2,010	47,979
Zep, Inc. (Chemicals)	1,206	19,392

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks, continued
	Shares	Value
Zoll Medical Corp.* (Healthcare—Products)	1,407	$25,931

TOTAL COMMON STOCKS (Cost $19,192,698)		22,273,870

TOTAL INVESTMENT SECURITIES (Cost $19,192,698)—100.1%		22,273,870
Net other assets (liabilities)—(0.1)%		(18,862)

NET ASSETS—100.0%		$22,255,008

*	Non-income producing security

Small-Cap Value ProFund invested in the following industries as of July 31, 2009:

	Value	% of Net Assets
Aerospace/Defense	$285,753	1.4%
Agriculture	117,006	0.5%
Apparel	303,330	1.5%
Auto Parts & Equipment	119,940	0.5%
Banks	1,729,911	7.9%
Beverages	22,086	0.1%
Biotechnology	216,991	1.0%
Building Materials	368,462	1.5%
Chemicals	636,354	2.7%
Commercial Services	1,066,199	4.7%
Computers	164,707	0.7%
Distribution/Wholesale	360,199	1.7%
Diversified Financial Services	287,102	1.3%
Electric	625,087	2.8%
Electrical Components & Equipment	244,881	1.1%
Electronics	694,913	3.2%
Engineering & Construction	254,249	1.2%
Entertainment	36,289	0.2%
Environmental Control	207,380	1.0%
Food	444,328	2.0%
Forest Products & Paper	411,818	1.9%
Gas	1,097,813	4.9%
Hand/Machine Tools	243,339	1.1%

	Value	% of Net Assets
Healthcare—Products	$695,217	3.1%
Healthcare—Services	534,910	2.4%
Home Builders	105,563	0.5%
Home Furnishings	140,981	0.7%
Household Products/Wares	206,443	0.9%
Housewares	48,457	0.2%
Insurance	666,292	3.0%
Internet	121,287	0.6%
Iron/Steel	36,805	0.1%
Leisure Time	196,193	0.9%
Lodging	33,028	0.1%
Machinery—Diversified	478,938	2.1%
Media	14,544	0.1%
Metal Fabricate/Hardware	97,040	0.4%
Mining	102,845	0.5%
Miscellaneous Manufacturing	726,014	3.3%
Office Furnishings	48,823	0.2%
Oil & Gas	167,177	0.7%
Oil & Gas Services	58,809	0.2%
Pharmaceuticals	138,791	0.6%
REIT	2,659,803	11.7%
Real Estate	57,574	0.3%
Retail	2,006,550	9.2%
Savings & Loans	143,868	0.7%
Semiconductors	855,988	3.8%
Software	783,142	3.5%
Storage/Warehousing	32,522	0.1%
Telecommunications	664,543	3.0%
Textiles	93,916	0.4%
Toys/Games/Hobbies	36,956	0.2%
Transportation	302,344	1.3%
Water	80,370	0.4%
Other**	(18,862)	(0.1)%

Total	$22,255,008	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	Total
Investment Securities:
Common Stocks	$22,273,870	$22,273,870

Total Investment Securities	$22,273,870	$22,273,870

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Growth ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks (99.7%)
	Shares	Value
A.M. Castle & Co. (Metal Fabricate/Hardware)	1,320	$13,926
AAR Corp.* (Aerospace/Defense)	3,080	58,920
Abaxis, Inc.* (Healthcare—Products)	1,760	47,115
Actel Corp.* (Semiconductors)	880	9,803
Actuant Corp.—Class A (Miscellaneous Manufacturing)	4,400	56,496
Acuity Brands, Inc. (Miscellaneous Manufacturing)	1,760	51,938
Aerovironment, Inc.* (Aerospace/Defense)	1,320	37,541
Air Methods Corp.* (Healthcare—Services)	880	25,881
Align Technology, Inc.* (Healthcare—Products)	1,760	19,202
Almost Family, Inc.* (Healthcare—Services)	440	13,957
AMCOL International Corp. (Mining)	1,100	20,691
Amedisys, Inc.* (Healthcare—Services)	2,200	98,362
American Medical Systems Holdings, Inc.* (Healthcare—Products)	2,860	43,729
American Physicians Capital, Inc. (Insurance)	660	29,363
American Public Education, Inc.* (Commercial Services)	880	31,126
American Science & Engineering, Inc. (Electronics)	660	46,035
American Vanguard Corp. (Chemicals)	1,320	11,431
Amerisafe, Inc.* (Insurance)	1,540	25,610
AMN Healthcare Services, Inc.* (Commercial Services)	1,760	12,813
AmSurg Corp.* (Healthcare—Services)	2,420	49,900
Anixter International, Inc.* (Telecommunications)	1,320	45,170
Applied Signal Technology, Inc. (Telecommunications)	660	16,500
Arbitron, Inc. (Commercial Services)	880	14,326
ArQule, Inc.* (Biotechnology)	660	4,039
Arris Group, Inc.* (Telecommunications)	6,380	77,708
Astec Industries, Inc.* (Machinery—Construction & Mining)	1,540	41,672
ATC Technology Corp.* (Auto Parts & Equipment)	660	13,807
ATMI, Inc.* (Semiconductors)	2,420	44,020
Atwood Oceanics, Inc.* (Oil & Gas)	2,420	69,793
Axsys Technologies, Inc.* (Electronics)	660	35,422
AZZ, Inc.* (Miscellaneous Manufacturing)	440	17,050
Badger Meter, Inc. (Electronics)	660	24,321
Balchem Corp. (Chemicals)	1,540	42,735
Bank of the Ozarks, Inc. (Banks)	880	22,246
Bankrate, Inc.* (Commercial Services)	1,100	31,570
Basic Energy Services, Inc.* (Oil & Gas Services)	1,760	11,880
Bel Fuse, Inc.—Class B (Electronics)	880	16,174
Benchmark Electronics, Inc.* (Electronics)	2,640	41,712
Bio-Reference Laboratoriess, Inc.* (Healthcare—Services)	660	21,160
Blackbaud, Inc. (Software)	3,520	65,824
Blue Coat Systems, Inc.* (Internet)	1,320	24,671
Blue Nile, Inc.* (Internet)	660	30,512
Boston Beer Co., Inc.—Class A* (Beverages)	880	27,447
Brady Corp.—Class A (Electronics)	2,420	71,172
Bristow Group, Inc.* (Transportation)	1,100	36,410
Brooks Automation, Inc.* (Semiconductors)	2,420	14,351
Brush Engineered Materials, Inc.* (Mining)	1,540	32,848
Buffalo Wild Wings, Inc.* (Retail)	660	26,631
Cabot Microelectronics Corp.* (Chemicals)	880	29,850
CACI International, Inc.—Class A* (Computers)	2,420	111,804
Cal-Maine Foods, Inc. (Food)	440	12,949
Calgon Carbon Corp.* (Environmental Control)	1,540	19,512
California Pizza Kitchen, Inc.* (Retail)	880	14,520

Common Stocks, continued
	Shares	Value
Cambrex Corp.* (Biotechnology)	1,540	$7,053
Capella Education Co.* (Commercial Services)	1,100	70,796
CARBO Ceramics, Inc. (Oil & Gas Services)	1,540	64,203
Carter’s, Inc.* (Apparel)	4,400	124,696
Cascade Bancorp (Banks)	2,200	3,168
Cascade Corp. (Machinery—Diversified)	440	10,758
Casey’s General Stores, Inc. (Retail)	2,420	66,381
Cash America International, Inc. (Retail)	1,320	35,284
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	3,080	79,402
Cbeyond, Inc.* (Telecommunications)	1,980	27,760
CEC Entertainment, Inc.* (Retail)	1,760	51,339
Ceradyne, Inc.* (Miscellaneous Manufacturing)	1,980	35,739
Chattem, Inc.* (Cosmetics/Personal Care)	1,540	96,512
Chemed Corp. (Commercial Services)	1,760	77,616
CIRCOR International, Inc. (Metal Fabricate/Hardware)	440	10,146
CKE Restaurants, Inc. (Retail)	2,420	21,417
Clarcor, Inc. (Miscellaneous Manufacturing)	2,200	72,842
Clearwater Paper Corp.* (Forest Products & Paper)	440	17,631
Cognex Corp. (Machinery—Diversified)	1,540	25,410
Cohu, Inc. (Semiconductors)	1,100	13,343
Coinstar, Inc.* (Commercial Services)	2,420	80,417
Commvault Systems, Inc.* (Software)	3,300	57,453
Computer Programs & Systems, Inc. (Software)	660	25,707
comScore, Inc.* (Internet)	660	10,045
Comtech Telecommunications Corp.* (Telecommunications)	2,200	70,114
Concur Technologies, Inc.* (Software)	3,300	113,817
CONMED Corp.* (Healthcare—Products)	880	15,470
Cooper Cos., Inc. (Healthcare—Products)	1,760	48,294
CorVel Corp.* (Commercial Services)	440	10,745
Cracker Barrel Old Country Store, Inc. (Retail)	1,760	50,794
Crocs, Inc.* (Apparel)	6,600	22,572
CryoLife, Inc.* (Biotechnology)	660	3,353
CSG Systems International, Inc.* (Software)	1,540	25,687
Cubic Corp. (Electronics)	660	25,846
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	4,620	91,799
Curtiss-Wright Corp. (Aerospace/Defense)	3,520	116,265
Cyberonics, Inc.* (Healthcare—Products)	660	10,963
CyberSource Corp.* (Internet)	5,500	95,370
Cymer, Inc.* (Electronics)	2,420	82,788
Daktronics, Inc. (Electronics)	2,640	22,123
Darling International, Inc.* (Environmental Control)	6,600	46,596
DealerTrack Holdings, Inc.* (Internet)	3,080	61,076
Deckers Outdoor Corp.* (Apparel)	1,100	74,371
Deltic Timber Corp. (Forest Products & Paper)	880	39,574
Diamond Foods, Inc. (Food)	1,320	37,224
Digi International, Inc.* (Software)	1,100	11,231
Diodes, Inc.* (Semiconductors)	2,640	48,734
Dionex Corp.* (Electronics)	1,320	87,001
Dress Barn, Inc.* (Retail)	3,520	54,877
Drew Industries, Inc.* (Building Materials)	1,540	29,553
Drill-Quip, Inc.* (Oil & Gas Services)	2,420	102,342
DTS, Inc.* (Home Furnishings)	440	12,087
Eagle Materials, Inc.—Class A (Building Materials)	3,520	96,096
East West Bancorp, Inc. (Banks)	5,060	44,730
Ebix, Inc.* (Software)	660	27,377
Eclipsys Corp.* (Software)	1,540	28,028
eHealth, Inc.* (Insurance)	1,980	32,155
El Paso Electric Co.* (Electric)	1,540	23,269
Electro Scientific Industries, Inc.* (Electronics)	2,200	28,820

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Growth ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks, continued
	Shares	Value
Employers Holdings, Inc. (Insurance)	3,740	$52,061
EMS Technologies, Inc.* (Telecommunications)	440	9,680
Enzo Biochem, Inc.* (Biotechnology)	660	3,366
Epicor Software Corp.* (Software)	4,840	29,427
EPIQ Systems, Inc.* (Software)	2,860	45,903
eResearchTechnology, Inc.* (Internet)	3,300	17,985
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	880	36,159
Esterline Technologies Corp.* (Aerospace/Defense)	1,100	31,273
Exar Corp.* (Semiconductors)	1,540	10,826
FARO Technologies, Inc.* (Electronics)	1,320	23,364
FEI Co.* (Electronics)	1,100	26,950
First BanCorp (Banks)	3,300	10,230
First Cash Financial Services, Inc.* (Retail)	1,980	37,224
First Financial Bankshares, Inc. (Banks)	880	46,350
Forrester Research, Inc.* (Commercial Services)	660	14,896
Forward Air Corp. (Transportation)	2,200	50,886
Gardner Denver, Inc.* (Machinery—Diversified)	4,180	122,014
General Communication, Inc.—Class A* (Telecommunications)	1,540	10,549
Genesco, Inc.* (Retail)	880	19,114
Genoptix, Inc.* (Healthcare—Services)	440	13,776
Gentiva Health Services, Inc.* (Healthcare—Services)	1,100	23,408
Glacier Bancorp, Inc. (Banks)	2,640	41,105
Greatbatch, Inc.* (Electrical Components & Equipment)	880	19,395
Green Mountain Coffee Roasters, Inc.* (Beverages)	2,200	154,968
Greenhill & Co., Inc. (Diversified Financial Services)	1,540	115,993
Haemonetics Corp.* (Healthcare—Products)	1,100	64,911
Hancock Holding Co. (Banks)	880	35,543
Hanger Orthopedic Group, Inc.* (Healthcare—Products)	880	12,074
Hanmi Financial Corp.* (Banks)	1,320	2,323
Headwaters, Inc.* (Energy—Alternate Sources)	3,300	10,131
Healthcare Services Group, Inc. (Commercial Services)	1,540	28,752
HealthSpring, Inc.* (Healthcare—Services)	2,200	27,786
Healthways, Inc.* (Healthcare—Services)	2,640	38,914
Heartland Express, Inc. (Transportation)	4,180	64,372
Heartland Payment Systems, Inc. (Commercial Services)	1,980	21,107
Heidrick & Struggles International, Inc. (Commercial Services)	880	18,031
Helen of Troy, Ltd.* (Household Products/Wares)	660	14,355
Hibbett Sports, Inc.* (Retail)	2,200	40,502
Hittite Microwave Corp.* (Semiconductors)	1,540	54,085
HMS Holdings Corp.* (Commercial Services)	1,100	42,240
Holly Corp. (Oil & Gas)	2,420	51,473
Home Bancshares, Inc. (Banks)	660	14,362
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	1,760	38,333
Hot Topic, Inc.* (Retail)	2,200	17,006
HSN, Inc.* (Retail)	3,080	31,200
Hub Group, Inc.—Class A* (Transportation)	1,540	33,095
Iconix Brand Group, Inc.* (Apparel)	2,640	46,253
ICU Medical, Inc.* (Healthcare—Products)	1,100	42,823
II-VI, Inc.* (Electronics)	1,980	47,500
Independent Bank Corp./MA (Banks)	660	14,078

Common Stocks, continued
	Shares	Value
Infinity Property & Casualty Corp. (Insurance)	440	$18,278
Informatica Corp.* (Software)	2,860	52,595
InfoSpace, Inc.* (Internet)	2,860	20,935
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	1,100	20,240
Integra LifeSciences Holdings* (Biotechnology)	1,540	48,756
Integral Systems, Inc.* (Computers)	1,320	9,478
Intermec, Inc.* (Machinery—Diversified)	1,320	18,005
Interval Leisure Group, Inc.* (Leisure Time)	1,540	16,247
Intevac, Inc.* (Machinery—Diversified)	1,760	20,258
inVentiv Health, Inc.* (Advertising)	2,640	40,498
Investment Technology Group, Inc.* (Diversified Financial Services)	1,980	44,253
ION Geophysical Corp.* (Oil & Gas Services)	7,040	18,938
IPC The Hospitalist Co.* (Healthcare—Services)	440	12,254
J & J Snack Foods Corp. (Food)	440	19,070
j2 Global Communications, Inc.* (Internet)	3,520	84,445
Jack in the Box, Inc.* (Retail)	2,860	60,346
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	1,320	15,220
Jos. A. Bank Clothiers, Inc.* (Retail)	1,540	56,349
K-Swiss, Inc.—Class A (Apparel)	2,200	23,848
Kaydon Corp. (Metal Fabricate/Hardware)	1,540	50,312
Kendle International, Inc.* (Commercial Services)	660	7,709
Kensey Nash Corp.* (Healthcare—Products)	440	12,566
Kirby Corp.* (Transportation)	2,640	97,706
Knight Transportation, Inc. (Transportation)	4,400	79,816
Kopin Corp.* (Semiconductors)	1,760	6,987
Kulicke & Soffa Industries, Inc.* (Semiconductors)	4,840	28,411
LaBranche & Co., Inc.* (Diversified Financial Services)	1,320	5,003
Laclede Group, Inc. (Gas)	880	29,542
Landauer, Inc. (Commercial Services)	440	29,445
LaSalle Hotel Properties (REIT)	2,860	42,643
LCA-Vision, Inc.* (Healthcare—Products)	1,540	8,840
LHC Group, Inc.* (Healthcare—Services)	1,100	32,285
Lindsay Manufacturing Co. (Machinery—Diversified)	440	15,607
Littelfuse, Inc.* (Electrical Components & Equipment)	880	20,592
LoJack Corp.* (Electronics)	880	3,590
Lufkin Industries, Inc. (Oil & Gas Services)	1,100	49,940
Magellan Health Services, Inc.* (Healthcare—Services)	2,860	92,550
Maidenform Brands, Inc.* (Apparel)	1,540	21,298
Manhattan Associates, Inc.* (Computers)	1,100	20,350
Mannatech, Inc. (Pharmaceuticals)	1,320	4,633
Martek Biosciences Corp. (Biotechnology)	2,640	61,406
Medical Properties Trust, Inc. (REIT)	3,520	24,640
Mednax, Inc.* (Healthcare—Services)	3,520	163,152
Meridian Bioscience, Inc. (Healthcare—Products)	3,300	72,666
Merit Medical Systems, Inc.* (Healthcare—Products)	1,320	24,143
Meritage Homes Corp.* (Home Builders)	2,420	51,788
Micrel, Inc. (Semiconductors)	3,520	27,526
Microsemi Corp.* (Semiconductors)	3,080	42,042
MKS Instruments, Inc.* (Semiconductors)	3,960	76,705
Mobile Mini, Inc.* (Storage/Warehousing)	1,540	24,917
Molina Healthcare, Inc.* (Healthcare—Services)	1,100	24,805
Monarch Casino & Resort, Inc.* (Lodging)	880	7,982
Moog, Inc.—Class A* (Aerospace/Defense)	1,760	47,450
MTS Systems Corp. (Computers)	660	15,503
Mueller Industries, Inc. (Metal Fabricate/Hardware)	2,860	67,954

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Growth ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks, continued
	Shares	Value
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	660	$25,331
Nara Bancorp, Inc. (Banks)	1,760	10,384
NATCO Group, Inc.—Class A* (Oil & Gas Services)	1,540	55,532
Natus Medical, Inc.* (Healthcare—Products)	2,200	29,920
NBT Bancorp, Inc. (Banks)	1,100	25,234
Neogen Corp.* (Pharmaceuticals)	660	19,232
NETGEAR, Inc.* (Telecommunications)	2,640	44,906
Neutral Tandem, Inc.* (Telecommunications)	660	20,460
NewMarket Corp. (Chemicals)	660	49,929
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	880	14,502
Nutri/System, Inc. (Commercial Services)	2,420	34,437
Odyssey Healthcare, Inc.* (Healthcare—Services)	1,100	12,815
Oil States International, Inc.* (Oil & Gas Services)	3,960	107,395
Old Dominion Freight Line, Inc.* (Transportation)	2,200	78,386
Olympic Steel, Inc. (Iron/Steel)	440	11,224
Omnicell, Inc.* (Software)	1,320	16,474
optionsXpress Holdings, Inc. (Diversified Financial Services)	3,300	59,631
Orbital Sciences Corp.* (Aerospace/Defense)	4,400	59,576
P.F. Chang’s China Bistro, Inc.* (Retail)	1,980	67,142
Palomar Medical Technologies, Inc.* (Healthcare—Products)	1,320	19,721
Papa John’s International, Inc.* (Retail)	1,760	44,722
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	1,100	17,831
PAREXEL International Corp.* (Commercial Services)	1,980	30,631
Park Electrochemical Corp. (Electronics)	1,540	35,990
PC-Tel, Inc.* (Internet)	660	4,415
Peet’s Coffee & Tea, Inc.* (Beverages)	440	12,087
Penn Virginia Corp. (Oil & Gas)	3,520	67,619
Perficient, Inc.* (Internet)	2,640	19,483
Pericom Semiconductor Corp.* (Semiconductors)	1,980	18,810
PetMed Express, Inc.* (Pharmaceuticals)	1,760	32,666
Petroleum Development* (Oil & Gas)	1,100	18,524
PetroQuest Energy, Inc.* (Oil & Gas)	3,520	11,792
PharMerica Corp.* (Pharmaceuticals)	1,320	27,667
Phase Forward, Inc.* (Software)	1,100	15,620
Phoenix Technologies, Ltd.* (Software)	660	2,185
Piedmont Natural Gas Co., Inc. (Gas)	2,640	64,997
Pinnacle Entertainment, Inc.* (Entertainment)	2,420	24,273
Pinnacle Financial Partners, Inc.* (Banks)	2,420	37,752
Pioneer Drilling Co.* (Oil & Gas)	3,960	17,345
Plexus Corp.* (Electronics)	3,080	79,125
Polaris Industries, Inc. (Leisure Time)	1,540	58,320
Pool Corp. (Distribution/Wholesale)	3,740	88,339
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	1,320	60,918
Pre-Paid Legal Services, Inc. (Commercial Services)	660	32,188
PrivateBancorp, Inc. (Banks)	2,860	71,014
ProAssurance Corp.* (Insurance)	1,540	78,201
Progress Software Corp.* (Software)	1,540	34,850
Prosperity Bancshares, Inc. (Banks)	1,540	51,605
PSS World Medical, Inc.* (Healthcare—Products)	2,420	48,908
Quality Systems, Inc. (Software)	1,540	84,531
Radiant Systems, Inc.* (Computers)	1,320	13,279
RC2 Corp.* (Toys/Games/Hobbies)	660	10,078
Regal-Beloit Corp. (Hand/Machine Tools)	1,540	71,394

Common Stocks, continued
	Shares	Value
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,980	$42,451
Res-Care, Inc.* (Healthcare—Services)	1,100	17,182
RLI Corp. (Insurance)	880	43,657
Rogers Corp.* (Electronics)	660	16,467
RTI International Metals, Inc.* (Mining)	880	15,629
Ruth’s Hospitality Group, Inc.* (Retail)	1,540	6,037
S&T Bancorp, Inc. (Banks)	440	6,032
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	3,740	45,553
Sanderson Farms, Inc. (Food)	660	26,849
Savient Pharmaceuticals, Inc.* (Biotechnology)	1,320	20,579
ScanSource, Inc.* (Distribution/Wholesale)	1,320	37,660
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,540	122,399
Selective Insurance Group, Inc. (Insurance)	1,980	29,581
Shuffle Master, Inc.* (Entertainment)	4,180	30,096
Signature Bank* (Banks)	3,080	90,798
Simmons First National Corp.—Class A (Banks)	440	13,191
Simpson Manufacturing Co., Inc. (Building Materials)	3,080	87,472
SkyWest, Inc. (Airlines)	4,400	55,792
Skyworks Solutions, Inc.* (Semiconductors)	5,280	63,782
Smith Micro Software, Inc.* (Software)	2,200	25,146
Sonic Corp.* (Retail)	1,980	21,839
Sonic Solutions* (Electronics)	1,320	4,792
Spartan Stores, Inc. (Food)	1,760	22,686
SPSS, Inc.* (Software)	660	32,657
St. Mary Land & Exploration Co. (Oil & Gas)	4,840	115,531
Stamps.com, Inc.* (Internet)	1,100	9,493
Standard Microsystems Corp.* (Semiconductors)	880	20,416
Stanley, Inc.* (Engineering & Construction)	1,100	33,814
Stifel Financial Corp.* (Diversified Financial Services)	2,200	109,846
Stratasys, Inc.* (Computers)	1,540	24,301
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	440	5,491
Superior Well Services, Inc.* (Oil & Gas Services)	1,320	8,620
Supertex, Inc.* (Semiconductors)	660	15,213
SurModics, Inc.* (Healthcare—Products)	1,100	24,596
Swift Energy Co.* (Oil & Gas)	2,420	47,674
SWS Group, Inc. (Diversified Financial Services)	1,100	15,136
Sykes Enterprises, Inc.* (Computers)	2,640	52,536
Symmetricom, Inc.* (Telecommunications)	1,320	8,554
Symmetry Medical, Inc.* (Healthcare—Products)	2,860	24,482
Synaptics, Inc.* (Computers)	2,640	63,281
Take-Two Interactive Software, Inc. (Software)	2,200	20,944
Taleo Corp.—Class A* (Software)	1,100	19,250
Tekelec* (Telecommunications)	2,200	40,458
Teledyne Technologies, Inc.* (Aerospace/Defense)	2,860	93,608
TeleTech Holdings, Inc.* (Commercial Services)	2,200	36,784
Tetra Tech, Inc.* (Environmental Control)	1,540	46,385
TETRA Technologies, Inc.* (Oil & Gas Services)	5,940	45,797
Texas Roadhouse, Inc.—Class A* (Retail)	1,980	22,037
The Buckle, Inc. (Retail)	880	27,227
The Children’s Place Retail Stores, Inc.* (Retail)	1,980	64,885
The Geo Group, Inc.* (Commercial Services)	3,960	71,201
The Gymboree Corp.* (Apparel)	2,200	87,516
The Hain Celestial Group, Inc.* (Food)	1,540	25,579
The Knot, Inc.* (Internet)	2,420	21,151
The Navigators Group, Inc.* (Insurance)	440	21,696
Ticketmaster Entertainment, Inc.* (Commercial Services)	1,760	14,256

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Growth ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks, continued
	Shares	Value
Tollgrade Communications, Inc.* (Telecommunications)	220	$1,230
Tompkins Financial Corp. (Banks)	220	9,786
Toro Co. (Housewares)	2,860	99,127
Tower Group, Inc. (Insurance)	1,320	32,960
Tractor Supply Co.* (Retail)	2,420	116,087
TradeStation Group, Inc.* (Diversified Financial Services)	2,420	18,126
TreeHouse Foods, Inc.* (Food)	1,320	42,834
True Religion Apparel, Inc.* (Apparel)	1,540	34,434
TrueBlue, Inc.* (Commercial Services)	1,980	25,146
TTM Technologies, Inc.* (Electronics)	3,520	34,742
Tyler Technologies, Inc.* (Computers)	2,200	33,880
UCBH Holdings, Inc. (Banks)	5,060	6,123
Ultratech Stepper, Inc.* (Semiconductors)	660	7,861
UniFirst Corp. (Textiles)	440	17,125
United Community Banks, Inc.* (Banks)	1,980	13,325
United Natural Foods, Inc.* (Food)	2,200	59,466
United Online, Inc. (Internet)	6,600	60,588
United Stationers, Inc.* (Distribution/Wholesale)	880	40,850
Universal Electronics, Inc.* (Home Furnishings)	660	13,933
Universal Technical Institute, Inc.* (Commercial Services)	1,540	24,440
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	5,720	183,269
Viad Corp. (Commercial Services)	1,540	27,289
ViaSat, Inc.* (Telecommunications)	2,200	59,400
ViroPharma, Inc.* (Pharmaceuticals)	6,160	45,399
Volcom, Inc.* (Apparel)	1,320	16,012
WD-40 Co. (Household Products/Wares)	660	19,952
Websense, Inc.* (Internet)	3,520	52,096
West Pharmaceutical Services, Inc. (Healthcare—Products)	1,760	64,240
Wilshire Bancorp, Inc. (Banks)	1,540	11,334
Winnebago Industries, Inc. (Home Builders)	1,320	13,886
Wolverine World Wide, Inc. (Apparel)	2,200	53,020
World Acceptance Corp.* (Diversified Financial Services)	1,320	31,310
World Fuel Services Corp. (Retail)	1,540	67,544
Wright Express Corp.* (Commercial Services)	3,080	87,102
Zenith National Insurance Corp. (Insurance)	1,760	42,011
Zep, Inc. (Chemicals)	880	14,150
Zoll Medical Corp.* (Healthcare—Products)	660	12,164
Zumiez, Inc.* (Retail)	1,540	14,707

TOTAL COMMON STOCKS (Cost $11,612,078)		14,032,995

Repurchase Agreements (0.1%)
	Principal Amount
Deutsche Bank, 0.12%, 8/3/09, dated 7/31/09, with a repurchase price of $7,000 (Collateralized by $7,000 Federal National Mortgage Association, 3.25%, 2/10/10, market value $7,219)	$7,000	7,000

Repurchase Agreements, continued
	Principal Amount	Value
HSBC, 0.12%, 8/3/09, dated 7/31/09, with a repurchase price of $3,000 (Collateralized by $5,000 Federal Farm Credit Bank, 1.20%, 6/16/11, market value $4,988)	$3,000	$3,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,000)		10,000

TOTAL INVESTMENT SECURITIES (Cost $11,622,078)—99.8%		14,042,995
Net other assets (liabilities)—0.2%		28,175

NET ASSETS—100.0%		$14,071,170

*	Non-income producing security

Small-Cap Growth ProFund invested in the following industries as of July 31, 2009:

	Value	% of Net Assets
Advertising	$40,498	0.3%
Aerospace/Defense	444,633	3.1%
Airlines	55,792	0.4%
Apparel	504,020	3.6%
Auto Parts & Equipment	13,807	0.1%
Banks	580,713	4.2%
Beverages	194,502	1.4%
Biotechnology	191,003	1.2%
Building Materials	213,121	1.5%
Chemicals	148,095	1.1%
Commercial Services	875,063	6.2%
Computers	344,412	2.4%
Cosmetics/Personal Care	96,512	0.7%
Distribution/Wholesale	192,180	1.4%
Diversified Financial Services	460,216	3.1%
Electric	23,269	0.2%
Electrical Components & Equipment	39,987	0.2%
Electronics	753,934	5.4%
Energy—Alternate Sources	10,131	0.1%
Engineering & Construction	54,054	0.3%
Entertainment	54,369	0.4%
Environmental Control	112,493	0.7%
Food	246,657	1.8%
Forest Products & Paper	57,205	0.4%
Gas	94,539	0.7%
Hand/Machine Tools	71,394	0.5%
Healthcare—Products	646,827	4.6%
Healthcare—Services	668,187	4.9%
Home Builders	65,674	0.5%
Home Furnishings	26,020	0.2%
Household Products/Wares	34,307	0.2%
Housewares	99,127	0.7%
Insurance	405,573	2.9%
Internet	512,265	3.5%
Iron/Steel	11,224	0.1%
Leisure Time	74,567	0.5%
Lodging	7,982	0.1%
Machinery—Construction & Mining	41,672	0.3%
Machinery—Diversified	212,052	1.5%
Metal Fabricate/Hardware	142,338	1.1%
Mining	69,168	0.4%

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Growth ProFund	Schedule of Portfolio Investments July 31, 2009

	Value	% of Net Assets
Miscellaneous Manufacturing	$275,715	2.0%
Oil & Gas	399,751	2.8%
Oil & Gas Services	625,379	4.6%
Pharmaceuticals	378,684	2.6%
REIT	67,283	0.5%
Retail	1,035,211	7.5%
Semiconductors	686,184	4.8%
Software	734,706	5.1%
Storage/Warehousing	24,917	0.2%
Telecommunications	432,489	3.1%
Textiles	17,125	0.1%

	Value	% of Net Assets
Toys/Games/Hobbies	$25,298	0.2%
Transportation	440,671	3.3%
Other**	38,175	0.3%

Total	$14,071,170	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Common Stocks	$14,032,995	$ —	$14,032,995
Repurchase Agreements	—	10,000	10,000

Total Investment Securities	$14,032,995	$10,000	$14,042,995

See accompanying notes to the financial statements.

PROFUNDS Europe 30 ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks† (99.7%)
	Shares	Value
ABB, Ltd. (Engineering & Construction)	14,351	$ 262,336
ACE, Ltd. (Insurance)	4,064	199,380
Alcon, Inc. (Healthcare—Products)	2,032	259,283
ArcelorMittal (Iron/Steel)	8,255	297,510
AstraZeneca PLC (Pharmaceuticals)	6,985	324,383
Barclays PLC (Banks)	13,843	284,335
BHP Billiton PLC (Mining)	10,033	530,746
BP PLC (Oil & Gas)	10,160	508,406
Covidien PLC (Healthcare—Products)	5,334	201,679
Credit Suisse Group (Diversified Financial Services)	6,223	294,784
Deutsche Bank AG (Banks)	3,810	247,269
Diageo PLC (Beverages)	4,191	261,435
DryShips, Inc. (Transportation)	20,955	137,884
GlaxoSmithKline PLC (Pharmaceuticals)	10,541	403,615
HSBC Holdings PLC (Banks)	11,430	579,501
Nokia, Corp. (Telecommunications)	18,542	247,350
Novartis AG (Pharmaceuticals)	9,906	451,912
Rio Tinto PLC (Mining)	1,651	276,675
Royal Dutch Shell PLC—Class A (Oil & Gas)	10,033	528,137
Sanofi-Aventis (Pharmaceuticals)	11,049	360,639
SAP AG (Software)	6,223	294,037
Siemens AG (Miscellaneous Manufacturing)	4,064	323,007
Telefonaktiebolaget LM Ericsson (Telecommunications)	24,003	233,309
Tenaris S.A. (Iron/Steel)	6,350	192,532
Total Fina S.A. (Oil & Gas)	8,128	452,323
Transocean, Ltd.* (Oil & Gas)	2,667	212,533
Tyco International, Ltd. (Miscellaneous Manufacturing)	6,604	199,573
UBS AG* (Diversified Financial Services)	17,272	254,589
Unilever N.V. (Food)	13,081	355,803
Vodafone Group PLC (Telecommunications)	20,193	415,572

TOTAL COMMON STOCKS (Cost $7,796,764)		9,590,537

TOTAL INVESTMENT SECURITIES (Cost $7,796,764)—99.7%		9,590,537
Net other assets (liabilities)—0.3%		24,056

NET ASSETS—100.0%		$9,614,593

†	As of July 31, 2009, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security

Europe 30 ProFund invested in the following industries as of July 31, 2009:

	Value	% of Net Assets
Banks	$1,111,105	11.5%
Beverages	261,435	2.7%
Diversified Financial Services	549,373	5.7%
Engineering & Construction	262,336	2.7%
Food	355,803	3.7%
Healthcare—Products	460,962	4.8%
Insurance	199,380	2.1%
Iron/Steel	490,042	5.1%
Mining	807,421	8.4%
Miscellaneous Manufacturing	522,580	5.5%
Oil & Gas	1,701,399	17.7%
Pharmaceuticals	1,540,549	16.0%
Software	294,037	3.1%
Telecommunications	896,231	9.3%
Transportation	137,884	1.4%
Other**	24,056	0.3%

Total	$9,614,593	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of July 31, 2009:

	Value	% of Net Assets
Finland	$247,350	2.6%
France	812,962	8.4%
Germany	864,313	9.1%
Greece	137,884	1.4%
Ireland	201,679	2.1%
Luxembourg	490,042	5.1%
Netherlands	355,803	3.7%
Sweden	233,309	2.4%
Switzerland	2,134,390	22.2%
United Kingdom	4,112,805	42.7%
Other**	24,056	0.3%

Total	$9,614,593	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	Total
Investment Securities:
Common Stocks	$9,590,537	$9,590,537

Total Investment Securities	$9,590,537	$9,590,537

See accompanying notes to the financial statements.

PROFUNDS UltraBull ProFund	Summary Schedule of Portfolio Investments July 31, 2009

Common Stocks (75.8%)
	Percentage of Net Assets	Shares	Value
3M Co. (Miscellaneous Manufacturing)	0.4%	4,096	$ 288,850
Abbott Laboratories (Pharmaceuticals)	0.6%	9,120	410,309
Amgen, Inc.* (Biotechnology)	0.6%	5,952	370,869
Apple Computer, Inc.* (Computers)	1.3%	5,248	857,471
AT&T, Inc. (Telecommunications)	1.4%	34,784	912,384
Bank of America Corp. (Banks)	1.1%	50,155	741,792
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.4%	11,680	253,923
ChevronTexaco Corp. (Oil & Gas)	1.2%	11,808	820,302
Cisco Systems, Inc.* (Telecommunications)	1.1%	33,984	747,988
Coca-Cola Co. (Beverages)	0.9%	11,744	585,321
ConocoPhillips (Oil & Gas)	0.6%	8,736	381,851
CVS Corp. (Retail)	0.4%	8,576	287,125
Exxon Mobil Corp. (Oil & Gas)	3.0%	28,768	2,024,980
General Electric Co. (Miscellaneous Manufacturing)	1.2%	62,432	836,589
Gilead Sciences, Inc.* (Pharmaceuticals)	0.4%	5,344	261,482
Google, Inc.—Class A* (Internet)	0.9%	1,408	623,814
Hewlett-Packard Co. (Computers)	0.9%	14,080	609,664
Home Depot, Inc. (Retail)	0.4%	9,984	258,985
Intel Corp. (Semiconductors)	0.9%	32,928	633,864
International Business Machines Corp. (Computers)	1.4%	7,776	917,024
J.P. Morgan Chase & Co. (Diversified Financial Services)	1.3%	23,008	889,259
Johnson & Johnson (Healthcare—Products)	1.5%	16,256	989,828
McDonald’s Corp. (Retail)	0.5%	6,496	357,670
Merck & Co., Inc. (Pharmaceuticals)	0.6%	12,416	372,604
Microsoft Corp. (Software)	1.6%	45,120	1,061,222
Monsanto Co. (Agriculture)	0.4%	3,232	271,488
Occidental Petroleum Corp. (Oil & Gas)	0.5%	4,768	340,149
Oracle Corp. (Software)	0.7%	22,336	494,296
PepsiCo, Inc. (Beverages)	0.8%	9,184	521,192
Pfizer, Inc. (Pharmaceuticals)	0.9%	39,776	633,632
Philip Morris International, Inc. (Commercial Services)	0.8%	11,552	538,323
Procter & Gamble Co. (Cosmetics/Personal Care)	1.4%	17,184	953,884
Qualcomm, Inc. (Telecommunications)	0.7%	9,760	451,010
Schering-Plough Corp. (Pharmaceuticals)	0.4%	9,600	254,496
Schlumberger, Ltd. (Oil & Gas Services)	0.6%	7,040	376,640

Common Stocks, continued
	Percentage of Net Assets	Shares	Value
The Goldman Sachs Group, Inc. (Diversified Financial Services)	0.7%	2,976	$485,981
United Parcel Service, Inc.—Class B (Transportation)	0.5%	5,856	314,643
United Technologies Corp. (Aerospace/Defense)	0.5%	5,568	303,289
Verizon Communications, Inc. (Telecommunications)	0.8%	16,736	536,724
Wal-Mart Stores, Inc. (Retail)	1.0%	13,152	656,022
Walt Disney Co. (Media)	0.4%	10,944	274,913
Wells Fargo & Co. (Banks)	1.0%	27,456	671,574
Wyeth (Pharmaceuticals)	0.6%	7,872	366,442
Other Common Stocks	38.5%	1,024,641	26,061,918

TOTAL COMMON STOCKS (Cost $42,538,276)			51,001,786

Repurchase Agreements (17.0%)
	Principal Amount
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $1,135,009 (Collateralized by $1,160,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $1,158,876)	$1,135,000	1,135,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $4,923,049 (Collateralized by $4,813,000 of various U.S. Government Agency Obligations, 1.75%-4.13%, 3/23/11-12/21/12, market value $5,022,683)	4,923,000	4,923,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $4,261,043 (Collateralized by $4,082,000 of various U.S. Government Agency Obligations, 1.20%-4.13%, 6/16/11-9/27/13, market value $4,348,106)	4,261,000	4,261,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $1,135,009 (Collateralized by $1,124,000 Federal National Mortgage Association, 3.25%, 2/10/10, market value $1,159,111)	1,135,000	1,135,000

TOTAL REPURCHASE AGREEMENTS (Cost $11,454,000)		11,454,000

TOTAL INVESTMENT SECURITIES (Cost $53,992,276)—92.8%		62,455,786
Net other assets (liabilities)—7.2%		4,827,505

NET ASSETS—100.0%		$67,283,291

*	Non-income producing security

See accompanying notes to the financial statements.

PROFUNDS UltraBull ProFund	Summary Schedule of Portfolio Investments July 31, 2009

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $7,420,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring 9/18/09 (Underlying notional amount at value $39,497,563)	803	$3,513,273
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$10,938,408	$ 7,977
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	32,783,934	23,636

UltraBull ProFund invested in the following industries as of July 31, 2009:

	Value	% of Net Assets
Advertising	$76,687	0.1%
Aerospace/Defense	1,079,640	1.8%
Agriculture	715,239	1.1%
Airlines	34,163	0.1%
Apparel	236,902	0.4%
Auto Manufacturers	226,098	0.3%
Auto Parts & Equipment	114,778	0.1%
Banks	2,534,671	3.7%
Beverages	1,285,672	2.0%
Biotechnology	758,364	1.1%
Building Materials	62,846	0.1%
Chemicals	756,294	1.1%
Coal	103,056	0.2%
Commercial Services	987,405	1.4%
Computers	3,000,890	4.6%
Cosmetics/Personal Care	1,273,492	1.8%
Distribution/Wholesale	91,836	0.2%
Diversified Financial Services	2,659,150	4.0%
Electric	1,863,982	2.6%
Electrical Components & Equipment	175,430	0.2%
Electronics	264,010	0.4%
Engineering & Construction	85,918	0.2%

	Value	% of Net Assets
Entertainment	$52,320	0.1%
Environmental Control	158,291	0.2%
Food	1,043,661	1.6%
Forest Products & Paper	141,871	0.2%
Gas	84,828	0.1%
Hand/Machine Tools	45,049	NM
Healthcare—Products	1,963,959	2.9%
Healthcare—Services	601,685	1.0%
Holding Companies—Diversified	25,872	NM
Home Builders	58,827	NM
Home Furnishings	34,263	NM
Household Products/Wares	246,328	0.4%
Housewares	21,004	NM
Insurance	1,269,816	1.9%
Internet	1,228,147	1.7%
Iron/Steel	143,795	0.2%
Leisure Time	103,648	0.2%
Lodging	97,289	0.1%
Machinery—Construction & Mining	156,501	0.2%
Machinery—Diversified	225,144	0.4%
Media	1,213,665	1.8%
Metal Fabricate/Hardware	66,402	0.1%
Mining	337,384	0.5%
Miscellaneous Manufacturing	1,742,687	2.5%
Office/Business Equipment	66,781	0.1%
Oil & Gas	5,119,243	7.5%
Oil & Gas Services	784,362	1.3%
Packaging & Containers	111,540	0.1%
Pharmaceuticals	3,393,844	5.2%
Pipelines	202,454	0.4%
REIT	482,469	0.8%
Real Estate	15,347	NM
Retail	3,228,375	4.6%
Savings & Loans	43,192	0.1%
Semiconductors	1,380,523	2.2%
Software	2,292,457	3.4%
Telecommunications	3,324,217	4.8%
Textiles	19,338	NM
Toys/Games/Hobbies	56,633	0.1%
Transportation	1,032,052	1.6%
Other**	16,281,505	24.2%

Total	$67,283,291	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Common Stocks	$51,001,786	$ —	$51,001,786
Repurchase Agreements	—	11,454,000	11,454,000

Total Investment Securities	51,001,786	11,454,000	62,455,786

Other Financial Instruments*	3,513,273	31,613	3,544,886

Total Investments	$54,515,059	$11,485,613	$66,000,672

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks (59.6%)
	Shares	Value
3Com Corp.* (Telecommunications)	9,350	$35,249
99 Cents Only Stores* (Retail)	1,122	16,437
Aaron’s, Inc. (Commercial Services)	1,122	30,821
ACI Worldwide, Inc.* (Software)	748	11,272
Acxiom Corp. (Software)	1,496	14,436
ADC Telecommunications, Inc.* (Telecommunications)	2,244	16,336
ADTRAN, Inc. (Telecommunications)	1,309	31,625
Advance Auto Parts, Inc. (Retail)	2,244	103,740
Advent Software, Inc.* (Software)	374	13,632
Aecom Technology Corp.* (Engineering & Construction)	2,057	66,647
Aeropostale, Inc.* (Retail)	1,496	54,454
Affiliated Managers Group, Inc.* (Diversified Financial Services)	935	61,729
Affymetrix, Inc.* (Biotechnology)	1,683	14,878
AGCO Corp.* (Machinery—Diversified)	2,057	64,713
AGL Resources, Inc. (Gas)	1,870	62,869
Airgas, Inc. (Chemicals)	1,870	83,365
AirTran Holdings, Inc.* (Airlines)	2,805	20,308
Alaska Air Group, Inc.* (Airlines)	748	17,249
Albemarle Corp. (Chemicals)	2,057	61,113
Alberto-Culver Co. (Cosmetics/Personal Care)	2,057	52,700
Alexander & Baldwin, Inc. (Transportation)	935	27,321
Alexandria Real Estate Equities, Inc. (REIT)	935	35,633
Alliance Data Systems Corp.* (Commercial Services)	1,309	66,759
Alliant Energy Corp. (Electric)	2,618	68,487
Alliant Techsystems, Inc.* (Aerospace/Defense)	748	58,883
AMB Property Corp. (REIT)	3,366	66,680
American Eagle Outfitters, Inc. (Retail)	4,862	69,964
American Financial Group, Inc. (Insurance)	1,683	41,048
American Greetings Corp.—Class A (Household Products/Wares)	935	14,745
AmeriCredit Corp.* (Diversified Financial Services)	3,179	49,879
Ametek, Inc. (Electrical Components & Equipment)	2,431	78,667
AnnTaylor Stores Corp.* (Retail)	1,309	15,800
ANSYS, Inc.* (Software)	2,057	64,302
Apollo Investment Corp. (Investment Companies)	3,366	23,966
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,496	52,240
Aqua America, Inc. (Water)	3,179	57,413
Arch Coal, Inc. (Coal)	3,927	68,369
Arrow Electronics, Inc.* (Electronics)	2,805	72,285
Arthur J. Gallagher & Co. (Insurance)	2,244	51,388
Ashland, Inc. (Chemicals)	1,496	49,577
Associated Banc-Corp (Banks)	2,992	32,433
Astoria Financial Corp. (Savings & Loans)	1,870	18,158
Atmel Corp.* (Semiconductors)	10,846	45,228
Avnet, Inc.* (Electronics)	3,553	86,693
Avocent Corp.* (Internet)	935	14,502
BancorpSouth, Inc. (Banks)	1,683	37,867
Bank of Hawaii Corp. (Banks)	1,122	43,051
Barnes & Noble, Inc. (Retail)	748	17,226
BE Aerospace, Inc.* (Aerospace/Defense)	2,431	39,285
Beckman Coulter, Inc. (Healthcare—Products)	1,496	94,233
Bill Barrett Corp.* (Oil & Gas)	748	23,629
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	374	28,963

Common Stocks, continued
	Shares	Value
BJ’s Wholesale Club, Inc.* (Retail)	1,309	$43,655
Black Hills Corp. (Electric)	935	24,319
Blyth, Inc. (Household Products/Wares)	187	7,934
Bob Evans Farms, Inc. (Retail)	561	16,280
BorgWarner, Inc. (Auto Parts & Equipment)	2,805	93,098
Boyd Gaming Corp.* (Lodging)	1,309	12,030
BRE Properties, Inc.—Class A (REIT)	1,122	26,625
Brink’s Home Security Holdings, Inc.* (Commercial Services)	935	27,882
Brinker International, Inc. (Retail)	2,431	40,452
Broadridge Financial Solutions, Inc. (Software)	3,366	58,131
Brown & Brown, Inc. (Insurance)	2,805	53,800
Bucyrus International, Inc.—Class A (Machinery—Construction & Mining)	1,683	49,615
Cabot Corp. (Chemicals)	1,496	27,377
Cadence Design Systems, Inc.* (Computers)	6,358	37,512
Callaway Golf Co. (Leisure Time)	1,496	9,530
Camden Property Trust (REIT)	1,496	44,147
Career Education Corp.* (Commercial Services)	1,683	38,574
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,309	41,024
Carmax, Inc.* (Retail)	5,236	84,457
Carpenter Technology Corp. (Iron/Steel)	935	17,475
Cathay Bancorp, Inc. (Banks)	1,122	10,233
Cerner Corp.* (Software)	1,496	97,360
Charles River Laboratories International, Inc.* (Biotechnology)	1,496	49,473
Cheesecake Factory, Inc.* (Retail)	1,309	25,355
Chico’s FAS, Inc.* (Retail)	4,114	47,188
Chipotle Mexican Grill, Inc.—Class A* (Retail)	748	70,185
Church & Dwight, Inc. (Household Products/Wares)	1,683	99,263
Cimarex Energy Co. (Oil & Gas)	1,870	66,909
Cincinnati Bell, Inc.* (Telecommunications)	5,049	15,803
City National Corp. (Banks)	935	36,876
Clean Harbors, Inc.* (Environmental Control)	374	19,512
Cleco Corp. (Electric)	1,309	31,010
Cliffs Natural Resources, Inc. (Iron/Steel)	2,992	81,951
Coldwater Creek, Inc.* (Retail)	1,122	8,235
Collective Brands, Inc.* (Retail)	1,496	23,816
Commerce Bancshares, Inc. (Banks)	1,496	54,843
Commercial Metals Co. (Metal Fabricate/Hardware)	2,618	43,302
Commscope, Inc.* (Telecommunications)	1,870	47,872
Community Health Systems, Inc.* (Healthcare—Services)	2,057	58,254
Comstock Resources, Inc.* (Oil & Gas)	1,122	43,197
Con-way, Inc. (Transportation)	1,122	51,107
Copart, Inc.* (Retail)	1,496	52,824
Corinthian Colleges, Inc.* (Commercial Services)	2,057	31,760
Corn Products International, Inc. (Food)	1,683	47,124
Corporate Office Properties Trust (REIT)	1,309	44,388
Corrections Corp. of America* (Commercial Services)	2,618	45,187
Cousins Properties, Inc. (REIT)	935	8,060
Covance, Inc.* (Healthcare—Services)	1,496	82,504
Crane Co. (Miscellaneous Manufacturing)	1,122	23,809
Cree Research, Inc.* (Semiconductors)	2,057	65,947
Cullen/Frost Bankers, Inc. (Banks)	1,309	62,871
Cytec Industries, Inc. (Chemicals)	1,122	28,162

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks, continued
	Shares	Value
Deluxe Corp. (Commercial Services)	1,122	$17,559
Dick’s Sporting Goods, Inc.* (Retail)	2,057	40,831
Diebold, Inc. (Computers)	1,496	41,469
Digital River, Inc.* (Internet)	748	26,442
Dollar Tree, Inc.* (Retail)	2,057	94,869
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,870	71,079
DPL, Inc. (Electric)	2,805	67,180
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	1,683	53,031
DST Systems, Inc.* (Computers)	935	41,449
Duke-Weeks Realty Corp. (REIT)	5,423	51,464
Dycom Industries, Inc.* (Engineering & Construction)	935	11,903
Eaton Vance Corp. (Diversified Financial Services)	2,805	80,279
Edwards Lifesciences Corp.* (Healthcare—Products)	1,309	85,622
Encore Acquisition Co.* (Oil & Gas)	1,122	39,943
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,805	58,933
Energen Corp. (Gas)	1,683	69,542
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,496	95,834
Equinix, Inc.* (Internet)	748	61,134
Equity One, Inc. (REIT)	748	11,257
Essex Property Trust, Inc. (REIT)	561	36,471
Everest Re Group, Ltd. (Insurance)	1,309	105,008
Exterran Holdings, Inc.* (Oil & Gas Services)	1,496	26,015
F5 Networks, Inc.* (Internet)	1,870	69,414
FactSet Research Systems, Inc. (Computers)	935	53,014
Fair Isaac Corp. (Software)	1,122	21,531
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,992	26,419
Federal Realty Investment Trust (REIT)	1,309	74,678
Federal Signal Corp. (Miscellaneous Manufacturing)	1,122	9,941
Fidelity National Title Group, Inc.—Class A (Insurance)	5,610	80,503
First American Financial Corp. (Insurance)	2,244	66,310
First Niagara Financial Group, Inc. (Savings & Loans)	3,553	46,722
FirstMerit Corp. (Banks)	1,871	34,950
Flowers Foods, Inc. (Food)	1,870	44,188
FMC Corp. (Chemicals)	1,683	81,861
Foot Locker, Inc. (Retail)	3,740	41,439
Forest Oil Corp.* (Oil & Gas)	2,618	44,113
Fossil, Inc.* (Household Products/Wares)	1,122	29,553
Frontier Oil Corp. (Oil & Gas)	2,431	33,791
FTI Consulting, Inc.* (Commercial Services)	1,122	61,070
Fulton Financial Corp. (Banks)	4,114	27,811
Gartner Group, Inc.* (Commercial Services)	1,309	22,384
GATX Corp. (Trucking & Leasing)	1,122	28,297
Gen-Probe, Inc.* (Healthcare—Products)	1,122	41,649
Gentex Corp. (Electronics)	3,179	47,590
Global Payments, Inc. (Software)	1,870	79,101
Graco, Inc. (Machinery—Diversified)	1,309	32,385
Granite Construction, Inc. (Engineering & Construction)	748	25,342
Great Plains Energy, Inc. (Electric)	3,179	50,641
Greif, Inc.—Class A (Packaging & Containers)	748	38,395

Common Stocks, continued
	Shares	Value
GUESS?, Inc. (Apparel)	1,309	$38,053
Hanesbrands, Inc.* (Apparel)	2,244	44,656
Hanover Insurance Group, Inc. (Insurance)	1,122	44,106
Hansen Natural Corp.* (Beverages)	1,683	52,190
Harsco Corp. (Miscellaneous Manufacturing)	1,870	51,444
Harte-Hanks, Inc. (Advertising)	748	8,093
Hawaiian Electric Industries, Inc. (Electric)	2,057	36,759
HCC Insurance Holdings, Inc. (Insurance)	2,618	65,712
Health Management Associates, Inc.—Class A* (Healthcare—Services)	5,797	34,956
Health Net, Inc.* (Healthcare—Services)	2,431	32,891
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,244	23,540
Helmerich & Payne, Inc. (Oil & Gas)	2,431	83,529
Henry Schein, Inc.* (Healthcare—Products)	2,057	105,689
Herman Miller, Inc. (Office Furnishings)	1,122	18,636
Hewitt Associates, Inc.* (Commercial Services)	1,870	55,969
Highwoods Properties, Inc. (REIT)	1,683	43,102
Hill-Rom Holdings, Inc. (Healthcare—Products)	1,496	25,641
HNI Corp. (Office Furnishings)	935	20,832
Hologic, Inc.* (Healthcare—Products)	6,171	90,652
Horace Mann Educators Corp. (Insurance)	935	10,612
Hospitality Properties Trust (REIT)	2,618	41,338
Hubbell, Inc.—Class B (Electrical Components & Equipment)	1,309	48,852
IDACORP, Inc. (Electric)	1,122	31,102
IDEX Corp. (Machinery—Diversified)	1,870	51,014
IDEXX Laboratories, Inc.* (Healthcare—Products)	1,309	65,214
Imation Corp. (Computers)	561	5,094
Immucor, Inc.* (Healthcare—Products)	1,683	28,039
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	3,740	62,907
Integrated Device Technology, Inc.* (Semiconductors)	3,927	26,586
International Bancshares Corp. (Banks)	1,122	14,788
International Rectifier Corp.* (Semiconductors)	1,683	27,870
International Speedway Corp. (Entertainment)	561	14,345
Intersil Corp.—Class A (Semiconductors)	2,805	40,308
Itron, Inc.* (Electronics)	935	48,779
ITT Educational Services, Inc.* (Commercial Services)	748	72,818
J. Crew Group, Inc.* (Retail)	1,122	31,596
J.B. Hunt Transport Services, Inc. (Transportation)	1,870	52,266
Jack Henry & Associates, Inc. (Computers)	1,870	40,149
Jefferies Group, Inc.* (Diversified Financial Services)	2,992	68,397
JetBlue Airways Corp.* (Airlines)	4,862	24,845
John Wiley & Sons, Inc. (Media)	935	29,817
Jones Lang LaSalle, Inc. (Real Estate)	935	35,493
Joy Global, Inc. (Machinery—Construction & Mining)	2,431	90,385
Kansas City Southern Industries, Inc.* (Transportation)	2,057	41,778
KBR, Inc. (Engineering & Construction)	3,740	79,251
Kelly Services, Inc.—Class A (Commercial Services)	561	6,597
Kennametal, Inc. (Hand/Machine Tools)	1,683	35,882
Kindred Healthcare, Inc.* (Healthcare—Services)	561	7,876
Kinetic Concepts, Inc.* (Healthcare—Products)	1,309	41,391

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks, continued
	Shares	Value
Korn/Ferry International* (Commercial Services)	935	$13,006
Lam Research Corp.* (Semiconductors)	2,992	89,940
Lamar Advertising Co.* (Advertising)	1,683	35,410
Lancaster Colony Corp. (Miscellaneous Manufacturing)	374	17,032
Landstar System, Inc. (Transportation)	1,122	41,155
Lender Processing Services, Inc. (Diversified Financial Services)	1,870	63,917
Lennox International, Inc. (Building Materials)	1,122	39,102
Liberty Property Trust (REIT)	2,431	67,509
Life Time Fitness, Inc.* (Leisure Time)	748	19,037
LifePoint Hospitals, Inc.* (Healthcare—Services)	1,309	36,207
Lincare Holdings, Inc.* (Healthcare—Services)	1,496	39,165
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	935	39,625
LKQ Corp.* (Distribution/Wholesale)	3,366	60,386
Louisiana-Pacific Corp.* (Forest Products & Paper)	2,057	8,681
Lubrizol Corp. (Chemicals)	1,496	86,663
M.D.C. Holdings, Inc. (Home Builders)	748	26,360
Mack-Cali Realty Corp. (REIT)	1,870	52,192
Manpower, Inc. (Commercial Services)	1,870	89,666
ManTech International Corp.—Class A* (Software)	374	19,934
Mariner Energy, Inc.* (Oil & Gas)	2,431	29,148
Martin Marietta Materials (Building Materials)	935	80,475
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	1,122	44,386
Masimo Corp.* (Healthcare—Products)	1,122	27,433
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	561	17,537
MDU Resources Group, Inc. (Electric)	4,301	86,579
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,309	22,410
Mentor Graphics Corp.* (Computers)	2,244	15,573
Mercury General Corp. (Insurance)	748	26,232
Metavante Technologies, Inc.* (Software)	2,057	63,356
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	748	62,877
Micros Systems, Inc.* (Computers)	1,870	51,219
Mine Safety Appliances Co. (Environmental Control)	561	15,758
Minerals Technologies, Inc. (Chemicals)	374	16,258
Mohawk Industries, Inc.* (Textiles)	1,309	67,518
MPS Group, Inc.* (Commercial Services)	2,057	17,793
MSC Industrial Direct Co.—Class A (Retail)	935	36,689
National Fuel Gas Co. (Pipelines)	1,870	75,885
National Instruments Corp. (Computers)	1,309	33,013
Nationwide Health Properties, Inc. (REIT)	2,431	70,548
Navigant Consulting Co.* (Commercial Services)	1,122	13,352
NBTY, Inc.* (Pharmaceuticals)	1,309	47,386
NCR Corp.* (Computers)	3,740	48,396
Netflix, Inc.* (Internet)	935	41,084
NeuStar, Inc.* (Telecommunications)	1,683	38,170
New York Community Bancorp (Savings & Loans)	8,228	90,014
NewAlliance Bancshares, Inc. (Savings & Loans)	2,431	29,780
Newfield Exploration Co.* (Oil & Gas)	3,179	125,030
Nordson Corp. (Machinery—Diversified)	748	33,585
NSTAR (Electric)	2,431	78,035

Common Stocks, continued
	Shares	Value
NV Energy, Inc. (Electric)	5,610	$64,515
NVR, Inc.* (Home Builders)	187	112,415
Oceaneering International, Inc.* (Oil & Gas Services)	1,309	66,654
OGE Energy Corp. (Electric)	2,244	67,544
Old Republic International Corp. (Insurance)	5,797	59,941
Olin Corp. (Chemicals)	1,870	25,787
OMEGA Healthcare Investors, Inc. (REIT)	1,870	31,248
Omnicare, Inc. (Pharmaceuticals)	2,431	58,028
ONEOK, Inc. (Gas)	2,431	80,466
Oshkosh Truck Corp. (Auto Manufacturers)	1,683	46,198
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	1,309	44,231
Overseas Shipholding Group, Inc. (Transportation)	561	19,270
Owens & Minor, Inc. (Distribution/Wholesale)	935	41,420
Packaging Corp. of America (Packaging & Containers)	2,431	47,818
PacWest Bancorp (Banks)	561	9,021
Palm, Inc.* (Computers)	3,179	50,006
Panera Bread Co.—Class A* (Retail)	748	41,110
Parametric Technology Corp.* (Software)	2,805	36,213
Patriot Coal Corp.* (Coal)	1,683	14,087
Patterson-UTI Energy, Inc. (Oil & Gas)	3,553	49,067
Pentair, Inc. (Miscellaneous Manufacturing)	2,244	61,306
PepsiAmericas, Inc. (Beverages)	1,309	35,055
Perrigo Co. (Pharmaceuticals)	1,870	50,752
PetSmart, Inc. (Retail)	2,992	66,931
Pharmaceutical Product Development, Inc. (Commercial Services)	2,805	58,260
Phillips-Van Heusen Corp. (Apparel)	1,122	39,696
Plains Exploration & Production Co.* (Oil & Gas)	2,805	80,363
Plantronics, Inc. (Telecommunications)	1,122	26,558
PNM Resources, Inc. (Electric)	2,057	25,095
Polycom, Inc.* (Telecommunications)	1,870	44,412
Potlatch Corp. (Forest Products & Paper)	935	27,648
Priceline.com, Inc.* (Internet)	935	121,195
Pride International, Inc.* (Oil & Gas)	4,114	103,138
Protective Life Corp. (Insurance)	2,057	30,752
Psychiatric Solutions, Inc.* (Healthcare—Services)	1,309	35,369
Quest Software, Inc.* (Software)	1,496	22,051
Quicksilver Resources, Inc.* (Oil & Gas)	2,618	30,002
Ralcorp Holdings, Inc.* (Food)	1,309	83,135
Raymond James Financial Corp. (Diversified Financial Services)	2,244	46,047
Rayonier, Inc. (Forest Products & Paper)	1,870	72,911
Realty Income Corp. (REIT)	2,431	57,323
Regency Centers Corp. (REIT)	1,870	59,990
Regis Corp. (Retail)	1,309	17,881
Reinsurance Group of America, Inc. (Insurance)	1,683	69,844
Reliance Steel & Aluminum Co. (Iron/Steel)	1,496	50,430
Rent-A-Center, Inc.* (Commercial Services)	1,496	31,057
ResMed, Inc.* (Healthcare—Products)	1,683	69,003
RF Micro Devices, Inc.* (Telecommunications)	6,358	33,062
Rollins, Inc. (Commercial Services)	935	17,139
Roper Industries, Inc. (Miscellaneous Manufacturing)	2,057	98,366
Ross Stores, Inc. (Retail)	2,992	131,917
Rovi Corp.* (Semiconductors)	1,870	48,919
RPM, Inc. (Chemicals)	2,992	47,752
Ruddick Corp. (Food)	935	21,973
SAIC, Inc.* (Commercial Services)	4,862	87,954

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks, continued
	Shares	Value
Saks, Inc.* (Retail)	3,366	$17,234
Scholastic Corp. (Media)	561	12,651
Scientific Games Corp.—Class A* (Entertainment)	1,496	26,958
SEI Investments Co. (Software)	3,179	60,083
Semtech Corp.* (Semiconductors)	1,309	24,086
Sensient Technologies Corp. (Chemicals)	1,122	28,263
Sepracor, Inc.* (Pharmaceuticals)	2,618	45,422
Service Corp. International (Commercial Services)	5,984	37,819
Shaw Group, Inc.* (Engineering & Construction)	1,870	55,053
Silicon Laboratories, Inc.* (Semiconductors)	935	40,046
SL Green Realty Corp. (REIT)	1,683	43,388
Smithfield Foods, Inc.* (Food)	2,805	38,008
Sonoco Products Co. (Packaging & Containers)	2,244	59,421
Sotheby’s (Commercial Services)	1,496	22,545
Southern Union Co. (Gas)	2,992	57,985
SPX Corp. (Miscellaneous Manufacturing)	1,122	59,264
SRA International, Inc.—Class A* (Computers)	935	18,420
StanCorp Financial Group, Inc. (Insurance)	1,122	38,619
Steel Dynamics, Inc. (Iron/Steel)	4,488	73,424
STERIS Corp. (Healthcare—Products)	1,309	36,757
Strayer Education, Inc. (Commercial Services)	187	39,715
Superior Energy Services, Inc.* (Oil & Gas Services)	1,870	31,023
SVB Financial Group* (Banks)	748	26,367
Sybase, Inc.* (Software)	1,870	66,946
Syniverse Holdings, Inc.* (Telecommunications)	1,122	19,669
Synopsys, Inc.* (Computers)	3,366	67,253
Synovus Financial Corp. (Banks)	6,732	23,629
TCF Financial Corp. (Banks)	2,618	37,019
Tech Data Corp.* (Distribution/Wholesale)	1,122	39,191
Techne Corp. (Healthcare—Products)	748	47,737
Teleflex, Inc. (Miscellaneous Manufacturing)	935	44,843
Telephone & Data Systems, Inc. (Telecommunications)	2,431	62,574
Temple-Inland, Inc. (Forest Products & Paper)	2,431	38,069
Terex Corp.* (Machinery—Construction & Mining)	2,431	36,903
Terra Industries, Inc. (Chemicals)	2,244	65,435
The Brink’s Co. (Miscellaneous Manufacturing)	935	25,385
The Corporate Executive Board Co. (Commercial Services)	748	14,047
The Macerich Co. (REIT)	1,726	33,950
The Ryland Group, Inc. (Home Builders)	935	18,672
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	935	36,512
The Timberland Co.—Class A* (Apparel)	935	12,753
The Warnaco Group, Inc.* (Apparel)	935	33,969
Thomas & Betts Corp.* (Electronics)	1,122	29,890
Thor Industries, Inc. (Home Builders)	748	17,885
Thoratec Corp.* (Healthcare—Products)	1,309	32,908
Tidewater, Inc. (Oil & Gas Services)	1,122	50,490
Timken Co. (Metal Fabricate/Hardware)	2,057	41,922
Toll Brothers, Inc.* (Home Builders)	3,179	62,181
Tootsie Roll Industries, Inc. (Food)	561	13,548
Trimble Navigation, Ltd.* (Electronics)	2,805	66,507
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,870	26,105
Trustmark Corp. (Banks)	1,122	22,328
Tupperware Corp. (Household Products/Wares)	1,496	50,969
UDR, Inc. (REIT)	3,553	37,129
UGI Corp. (Gas)	2,618	69,220
Under Armour, Inc.—Class A* (Retail)	748	18,169

Common Stocks, continued
	Shares	Value
Unit Corp.* (Oil & Gas)	1,122	$35,556
United Rentals, Inc.* (Commercial Services)	1,309	9,778
United Therapeutics Corp.* (Pharmaceuticals)	561	51,960
Unitrin, Inc. (Insurance)	1,122	14,799
Universal Corp. (Agriculture)	561	21,357
Universal Health Services, Inc.—Class B (Healthcare—Services)	1,122	62,394
Urban Outfitters, Inc.* (Retail)	2,618	62,937
URS Corp.* (Engineering & Construction)	1,870	94,622
Valeant Pharmaceuticals International* (Pharmaceuticals)	1,870	48,246
Valley National Bancorp (Banks)	3,366	42,816
Valmont Industries, Inc. (Metal Fabricate/Hardware)	374	26,861
Valspar Corp. (Chemicals)	2,431	61,553
ValueClick, Inc.* (Internet)	2,057	23,656
Varian, Inc.* (Electronics)	561	28,476
VCA Antech, Inc.* (Pharmaceuticals)	1,870	47,835
Vectren Corp. (Gas)	1,870	45,927
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,114	148,145
Vishay Intertechnology, Inc.* (Electronics)	4,488	31,910
W.R. Berkley Corp. (Insurance)	3,179	73,848
Wabtec Corp. (Machinery—Diversified)	1,122	37,755
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	2,057	58,357
Washington Federal, Inc. (Savings & Loans)	2,057	28,654
Waste Connections, Inc.* (Environmental Control)	1,870	52,753
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	935	34,913
Webster Financial Corp. (Banks)	1,496	16,920
Weingarten Realty Investors (REIT)	2,431	37,510
WellCare Health Plans, Inc.* (Healthcare—Services)	935	20,813
Wendy’s/Arby’s Group, Inc.—Class A (Retail—Restaurants)	10,098	46,249
Werner Enterprises, Inc. (Transportation)	935	16,886
Westamerica Bancorp (Banks)	561	29,318
Westar Energy, Inc. (Electric)	2,618	51,496
WGL Holdings, Inc. (Gas)	1,122	37,161
Williams Sonoma, Inc. (Retail)	2,057	28,921
Wilmington Trust Corp. (Banks)	1,496	17,189
WMS Industries, Inc.* (Leisure Time)	1,122	40,572
Woodward Governor Co. (Electronics)	1,309	25,709
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,309	17,305
Zebra Technologies Corp.—Class A* (Machinery—Diversified)	1,309	31,992

TOTAL COMMON STOCKS (Cost $13,895,349)		17,867,127

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund	Schedule of Portfolio Investments July 31, 2009

Repurchase Agreements (35.7%)
	Principal Amount	Value
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $1,059,009 (Collateralized by $1,083,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $1,081,951)	$1,059,000	$1,059,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $4,596,046 (Collateralized by $4,497,000 of various U.S. Government Agency Obligations, 1.75%-4.13%, 3/23/11-12/21/12, market value $4,689,398)	4,596,000	4,596,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $3,977,040 (Collateralized by $3,829,000 of various U.S. Government Agency Obligations, 1.20%-4.13%, 6/16/11-9/27/13, market value $4,058,866)	3,977,000	3,977,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $1,059,009 (Collateralized by $1,049,000 Federal National Mortgage Association, 3.25%, 2/10/10, market value $1,081,768)	1,059,000	1,059,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,691,000)		10,691,000

TOTAL INVESTMENT SECURITIES (Cost $24,586,349)—95.3%		28,558,127
Net other assets (liabilities)—4.7%		1,398,019

NET ASSETS—100.0%		$29,956,146

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $5,200,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring 9/18/09 (Underlying notional amount at value $8,513,600)	136	$127,601
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$19,969,402	$21,899
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	13,675,491	13,979

UltraMid-Cap ProFund invested in the following industries as of July 31, 2009:

	Value	% of Net Assets
Advertising	$43,503	0.1%
Aerospace/Defense	98,168	0.3%
Agriculture	21,357	0.1%
Airlines	62,402	0.3%
Apparel	169,127	0.5%
Auto Manufacturers	46,198	0.2%
Auto Parts & Equipment	93,098	0.3%
Banks	580,330	1.9%
Beverages	87,245	0.3%
Biotechnology	241,459	0.9%
Building Materials	119,577	0.4%
Chemicals	663,166	2.4%
Coal	82,456	0.2%
Commercial Services	964,424	3.1%
Computers	502,567	1.7%
Cosmetics/Personal Care	52,700	0.2%
Distribution/Wholesale	203,904	0.6%
Diversified Financial Services	428,605	1.5%
Electric	682,762	2.3%
Electrical Components & Equipment	286,230	1.0%
Electronics	437,839	1.5%
Engineering & Construction	332,818	1.1%
Entertainment	94,334	0.3%
Environmental Control	88,023	0.4%
Food	247,976	0.8%
Forest Products & Paper	147,309	0.4%
Gas	423,170	1.4%
Hand/Machine Tools	75,507	0.2%
Healthcare—Products	791,968	2.6%
Healthcare—Services	410,429	1.3%
Home Builders	237,513	0.9%
Household Products/Wares	238,976	0.8%
Insurance	832,522	2.7%
Internet	357,427	1.1%
Investment Companies	23,966	0.1%
Iron/Steel	223,280	0.8%
Leisure Time	69,139	0.2%
Lodging	12,030	NM
Machinery—Construction & Mining	176,903	0.6%
Machinery—Diversified	251,444	0.8%
Media	42,468	0.1%
Metal Fabricate/Hardware	129,390	0.4%
Miscellaneous Manufacturing	599,375	2.1%
Office Furnishings	39,468	0.2%
Oil & Gas	787,415	2.5%
Oil & Gas Services	197,722	0.7%
Packaging & Containers	145,634	0.5%
Pharmaceuticals	475,203	1.8%
Pipelines	75,885	0.3%
REIT	974,630	2.9%
Real Estate	35,493	0.1%
Retail	1,320,592	4.4%
Retail—Restaurants	46,249	0.2%
Savings & Loans	213,328	0.8%
Semiconductors	435,349	1.5%
Software	628,348	2.0%
Telecommunications	371,330	1.3%
Textiles	67,518	0.2%
Toys/Games/Hobbies	44,386	0.1%

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund	Schedule of Portfolio Investments July 31, 2009

	Value	% of Net Assets
Transportation	$249,783	0.9%
Trucking & Leasing	28,297	0.1%
Water	57,413	0.2%
Other**	12,089,019	40.4%

Total	$29,956,146	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Common Stocks	$17,867,127	$ —	$17,867,127
Repurchase Agreements	—	10,691,000	10,691,000

Total Investment Securities	17,867,127	10,691,000	28,558,127

Other Financial Instruments*	127,601	35,878	163,479

Total Investments	$17,994,728	$10,726,878	$28,721,606

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS UltraSmall-Cap ProFund	Summary Schedule of Portfolio Investments July 31, 2009

Common Stocks (55.9%)
	Percentage of Net Assets	Shares	Value
Arena Resources, Inc.* (Oil & Gas)	0.1%	1,116	$36,415
Argo Group International Holdings, Ltd.* (Insurance)	0.1%	1,240	41,664
Bally Technologies, Inc.* (Entertainment)	0.1%	1,116	40,410
Bill Barrett Corp.* (Oil & Gas)	0.1%	1,240	39,172
Brady Corp.—Class A (Electronics)	0.1%	1,240	36,468
Clarcor, Inc. (Miscellaneous Manufacturing)	0.1%	1,116	36,951
EMCOR Group, Inc.* (Engineering & Construction)	0.1%	1,488	35,891
Equity Lifestyle Properties, Inc. (REIT)	0.1%	868	36,170
GrafTech International, Ltd.* (Electrical Components & Equipment)	0.1%	2,852	39,158
Highwoods Properties, Inc. (REIT)	0.1%	1,488	38,108
Human Genome Sciences, Inc.* (Biotechnology)	0.2%	3,100	44,330
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	0.1%	1,984	36,268
Jack Henry & Associates, Inc. (Computers)	0.2%	1,984	42,597
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	0.1%	1,984	36,843
Medarex, Inc.* (Pharmaceuticals)	0.2%	2,728	43,293
Montpelier Re Holdings, Ltd. (Insurance)	0.2%	2,852	44,719
National Retail Properties, Inc. (REIT)	0.1%	1,860	36,661
Nicor, Inc. (Gas)	0.1%	1,116	40,667
OMEGA Healthcare Investors, Inc. (REIT)	0.2%	2,604	43,513
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	0.2%	1,240	44,541
Owens & Minor, Inc. (Distribution/Wholesale)	0.1%	868	38,452
Piedmont Natural Gas Co., Inc. (Gas)	0.1%	1,612	39,687
Platinum Underwriters Holdings, Ltd. (Insurance)	0.1%	1,116	37,665
Polycom, Inc.* (Telecommunications)	0.1%	1,736	41,230
ProAssurance Corp.* (Insurance)	0.2%	868	44,077
Regal-Beloit Corp. (Hand/Machine Tools)	0.2%	1,364	63,235
RLI Corp. (Insurance)	0.1%	744	36,910
Rock-Tenn Co.—Class A (Forest Products & Paper)	0.1%	868	39,025
Skyworks Solutions, Inc.* (Semiconductors)	0.1%	3,348	40,444
Solera Holdings, Inc.* (Software)	0.1%	1,364	36,733
Southwest Gas Corp. (Gas)	0.1%	1,488	36,039
SPSS, Inc.* (Software)	0.1%	744	36,813
STERIS Corp. (Healthcare—Products)	0.1%	1,364	38,301

Common Stocks, continued
	Percentage of Net Assets	Shares	Value
Tetra Tech, Inc.* (Environmental Control)	0.1%	1,240	$37,349
The Warnaco Group, Inc.* (Apparel)	0.1%	992	36,039
Tibco Software, Inc.* (Internet)	0.1%	4,340	37,888
Tractor Supply Co.* (Retail)	0.1%	744	35,690
Tupperware Corp. (Household Products/Wares)	0.1%	1,240	42,247
UMB Financial Corp. (Banks)	0.1%	868	36,213
Varian, Inc.* (Electronics)	0.1%	744	37,765
West Pharmaceutical Services, Inc. (Healthcare—Products)	0.1%	992	36,208
WGL Holdings, Inc. (Gas)	0.1%	1,240	41,069
Wolverine World Wide, Inc. (Apparel)	0.1%	1,488	35,861
Other Common Stocks	50.8%	1,122,990	14,101,755

TOTAL COMMON STOCKS (Cost $12,772,607)			15,800,534

Repurchase Agreements (70.9%)
	Principal Amount
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $1,989,017 (Collateralized by $2,033,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $2,031,030)	$1,989,000	1,989,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $8,616,086 (Collateralized by $8,508,000 of various U.S. Government Agency Obligations, 1.75%-4.13%, 3/23/11-12/21/12, market value $8,791,362)	8,616,000	8,616,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $7,462,075 (Collateralized by $7,102,000 of various U.S. Government Agency Obligations, 1.20%-4.13%, 6/16/11-9/27/13, market value $7,612,537)	7,462,000	7,462,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $1,989,017 (Collateralized by $1,969,000 Federal National Mortgage Association, 3.25%, 2/10/10, market value $2,030,507)	1,989,000	1,989,000

TOTAL REPURCHASE AGREEMENTS (Cost $20,056,000)		20,056,000

TOTAL INVESTMENT SECURITIES (Cost $32,828,607)—126.8%		35,856,534
Net other assets (liabilities)—(26.8)%		(7,585,385)

NET ASSETS—100.0%		$28,271,149

*	Non-income producing security

See accompanying notes to the financial statements.

PROFUNDS UltraSmall-Cap ProFund	Summary Schedule of Portfolio Investments July 31, 2009

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $6,262,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Futures Contract expiring 9/18/09 (Underlying notional amount at value $12,522,660)	226	$245,499
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$7,846,365	$(14,997)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	20,303,465	(60,930)

UltraSmall-Cap ProFund invested in the following industries as of July 31, 2009:

	Value	% of Net Assets
Advertising	$34,001	0.1%
Aerospace/Defense	233,396	0.8%
Aerospace/Defense Equipment	25,321	0.1%
Agriculture	15,981	0.1%
Airlines	118,470	0.4%
Apparel	337,718	1.2%
Auto Manufacturers	7,693	NM
Auto Parts & Equipment	110,231	0.4%
Banks	1,122,572	4.1%
Biotechnology	353,533	1.2%
Building Materials	137,020	0.5%
Chemicals	330,385	1.2%
Coal	16,119	0.1%
Commercial Services	1,092,199	3.9%
Computers	335,821	1.2%
Cosmetics/Personal Care	30,923	0.1%
Distribution/Wholesale	148,959	0.5%
Diversified Financial Services	259,048	0.9%
Electric	172,070	0.6%
Electrical Components & Equipment	148,823	0.5%
Electronics	484,713	1.7%
Energy—Alternate Sources	7,233	NM
Engineering & Construction	109,946	0.4%

	Value	% of Net Assets
Entertainment	$118,042	0.4%
Environmental Control	127,049	0.4%
Food	246,566	0.9%
Forest Products & Paper	178,787	0.6%
Gas	215,650	0.8%
Hand/Machine Tools	126,495	0.4%
Healthcare—Products	744,679	2.6%
Healthcare—Services	300,928	1.1%
Home Builders	45,022	0.2%
Home Furnishings	44,945	0.2%
Household Products/Wares	172,475	0.6%
Housewares	19,929	0.1%
Insurance	621,704	2.2%
Internet	490,701	1.7%
Investment Companies	72,912	0.3%
Leisure Time	49,971	0.2%
Lodging	40,431	0.1%
Machinery—Construction & Mining	16,777	0.1%
Machinery—Diversified	177,943	0.6%
Media	41,418	0.1%
Metal Fabricate/Hardware	151,873	0.5%
Mining	124,293	0.4%
Miscellaneous Manufacturing	412,015	1.5%
Office Furnishings	32,983	0.1%
Oil & Gas	439,827	1.6%
Oil & Gas Services	270,232	1.0%
Packaging & Containers	7,659	NM
Pharmaceuticals	482,684	1.7%
REIT	865,485	3.1%
Real Estate	12,916	NM
Retail	928,310	3.3%
Savings & Loans	115,171	0.4%
Semiconductors	520,704	1.8%
Software	746,808	2.6%
Storage/Warehousing	22,070	0.1%
Telecommunications	796,329	2.8%
Toys/Games/Hobbies	23,301	0.1%
Transportation	279,945	1.0%
Trucking & Leasing	11,703	NM
Water	71,627	0.3%
Other**	12,470,615	44.1%

Total	$28,271,149	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Common Stocks	$15,800,534	$ —	$15,800,534
Repurchase Agreements	—	20,056,000	20,056,000

Total Investment Securities	15,800,534	20,056,000	35,856,534

Other Financial Instruments*	245,499	(75,927)	169,572

Total Investments	$16,046,033	$19,980,073	$36,026,106

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS UltraDow 30 ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks (59.3%)
	Shares	Value
3M Co. (Miscellaneous Manufacturing)	7,906	$557,531
Alcoa, Inc. (Mining)	7,906	92,975
American Express Co. (Diversified Financial Services)	7,906	223,977
AT&T, Inc. (Telecommunications)	7,906	207,374
Bank of America Corp. (Banks)	7,906	116,930
Boeing Co. (Aerospace/Defense)	7,906	339,246
Caterpillar, Inc. (Machinery—Construction & Mining)	7,906	348,338
ChevronTexaco Corp. (Oil & Gas)	7,906	549,230
Cisco Systems, Inc.* (Telecommunications)	7,906	174,011
Coca-Cola Co. (Beverages)	7,906	394,035
E.I. du Pont de Nemours & Co. (Chemicals)	7,906	244,533
Exxon Mobil Corp. (Oil & Gas)	7,906	556,503
General Electric Co. (Miscellaneous Manufacturing)	7,906	105,940
Hewlett-Packard Co. (Computers)	7,906	342,330
Home Depot, Inc. (Retail)	7,906	205,082
Intel Corp. (Semiconductors)	7,906	152,191
International Business Machines Corp. (Computers)	7,906	932,355
J.P. Morgan Chase & Co. (Diversified Financial Services)	7,906	305,567
Johnson & Johnson (Healthcare—Products)	7,906	481,396
Kraft Foods, Inc. (Food)	7,906	224,056
McDonald’s Corp. (Retail)	7,906	435,304
Merck & Co., Inc. (Pharmaceuticals)	7,906	237,259
Microsoft Corp. (Software)	7,906	185,949
Pfizer, Inc. (Pharmaceuticals)	7,906	125,943
Procter & Gamble Co. (Cosmetics/Personal Care)	7,906	438,862
The Travelers Cos., Inc. (Insurance)	7,906	340,511
United Technologies Corp. (Aerospace/Defense)	7,906	430,640
Verizon Communications, Inc. (Telecommunications)	7,906	253,545
Wal-Mart Stores, Inc. (Retail)	7,906	394,351
Walt Disney Co. (Media)	7,906	198,599

TOTAL COMMON STOCKS (Cost $7,128,684)		9,594,563

Repurchase Agreements (28.8%)
	Principal Amount
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $461,004 (Collateralized by $472,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $471,543)	$461,000	461,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $2,006,020 (Collateralized by $1,910,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $2,047,082)	2,006,000	2,006,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $1,733,017 (Collateralized by $1,773,000 Federal Farm Credit Bank, 1.20%, 6/16/11, market value $1,768,866)	1,733,000	1,733,000

Repurchase Agreements, continued
	Principal Amount	Value
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $461,004 (Collateralized by $458,000 Federal National Mortgage Association, 3.25%, 2/10/10, market value $472,307)	$461,000	$461,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,661,000)		4,661,000

TOTAL INVESTMENT SECURITIES (Cost $11,789,684)—88.1%		14,255,563
Net other assets (liabilities)—11.9%		1,930,812

NET ASSETS—100.0%		$16,186,375

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $3,060,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Dow Jones Futures Contract 9/18/09 (Underlying notional amount at value $91,190)	2	$915
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$8,338,317	$51,755
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	14,361,961	22,139

UltraDow 30 ProFund invested in the following industries as of July 31, 2009:

	Value	% of Net Assets
Aerospace/Defense	$769,886	4.8%
Banks	116,930	0.7%
Beverages	394,035	2.4%
Chemicals	244,533	1.5%
Computers	1,274,685	7.9%
Cosmetics/Personal Care	438,862	2.7%
Diversified Financial Services	529,544	3.3%
Food	224,056	1.4%
Healthcare—Products	481,396	3.0%
Insurance	340,511	2.1%
Machinery—Construction & Mining	348,338	2.1%
Media	198,599	1.2%
Mining	92,975	0.6%
Miscellaneous Manufacturing	663,471	4.1%

See accompanying notes to the financial statements.

PROFUNDS UltraDow 30 ProFund	Schedule of Portfolio Investments July 31, 2009

	Value	% of Net Assets
Oil & Gas	$1,105,733	6.8%
Pharmaceuticals	363,202	2.3%
Retail	1,034,737	6.4%
Semiconductors	152,191	0.9%
Software	185,949	1.1%
Telecommunications	634,930	4.0%
Other**	6,591,812	40.7%

Total	$16,186,375	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Common Stocks	$9,594,563	$ —	$ 9,594,563
Repurchase Agreements	—	4,661,000	4,661,000

Total Investment Securities	9,594,563	4,661,000	14,255,563

Other Financial Instruments*	915	73,894	74,809

Total Investments	$9,595,478	$4,734,894	$14,330,372

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS UltraNASDAQ-100 ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks (74.2%)
	Shares	Value
Activision Blizzard, Inc.* (Software)	65,025	$744,536
Adobe Systems, Inc.* (Software)	29,025	940,990
Akamai Technologies, Inc.* (Internet)	9,225	151,659
Altera Corp. (Semiconductors)	23,400	437,346
Amazon.com, Inc.* (Internet)	15,975	1,370,016
Amgen, Inc.* (Biotechnology)	26,775	1,668,350
Apollo Group, Inc.—Class A* (Commercial Services)	9,225	636,894
Apple Computer, Inc.* (Computers)	70,650	11,543,503
Applied Materials, Inc. (Semiconductors)	38,925	537,165
Autodesk, Inc.* (Software)	13,275	289,528
Automatic Data Processing, Inc. (Software)	20,025	745,931
Baidu, Inc.ADR* (Internet)	1,350	469,989
Bed Bath & Beyond, Inc.* (Retail)	19,800	688,050
Biogen Idec, Inc.* (Biotechnology)	17,775	845,201
Broadcom Corp.—Class A* (Semiconductors)	22,050	622,471
C.H. Robinson Worldwide, Inc. (Transportation)	9,450	515,308
CA, Inc. (Software)	28,125	594,562
Celgene Corp.* (Biotechnology)	25,875	1,473,840
Cephalon, Inc.* (Pharmaceuticals)	4,050	237,533
Check Point Software Technologies, Ltd.* (Internet)	11,700	312,273
Cintas Corp. (Textiles)	10,350	260,613
Cisco Systems, Inc.* (Telecommunications)	117,000	2,575,170
Citrix Systems, Inc.* (Software)	12,150	432,540
Cognizant Technology Solutions Corp.* (Computers)	15,975	472,700
Comcast Corp.—Special Class A (Media)	81,900	1,217,034
Costco Wholesale Corp. (Retail)	12,825	634,837
Dell, Inc.* (Computers)	40,725	544,900
DENTSPLY International, Inc. (Healthcare—Products)	7,875	262,631
DIRECTV Group, Inc.* (Media)	41,625	1,078,087
DISH Network Corp.—Class A* (Media)	12,150	205,943
eBay, Inc.* (Internet)	54,450	1,157,062
Electronic Arts, Inc.* (Software)	18,450	396,122
Expedia, Inc.* (Internet)	15,975	330,842
Expeditors International of Washington, Inc. (Transportation)	11,700	396,981
Express Scripts, Inc.* (Pharmaceuticals)	12,375	866,745
Fastenal Co. (Distribution/Wholesale)	7,875	280,114
First Solar, Inc.* (Energy—Alternate Sources)	4,050	625,279
Fiserv, Inc.* (Software)	11,025	522,695
Flextronics International, Ltd.* (Electronics)	49,725	264,537
FLIR Systems, Inc.* (Electronics)	8,775	188,575
Foster Wheeler AG* (Engineering & Construction)	7,425	171,518
Garmin, Ltd. (Electronics)	10,350	286,281
Genzyme Corp.* (Biotechnology)	19,125	992,396
Gilead Sciences, Inc.* (Pharmaceuticals)	50,625	2,477,081
Google, Inc.—Class A* (Internet)	8,325	3,688,391
Hansen Natural Corp.* (Beverages)	4,950	153,500
Henry Schein, Inc.* (Healthcare—Products)	4,950	254,331
Hologic, Inc.* (Healthcare—Products)	15,300	224,757
IAC/InterActiveCorp* (Internet)	8,775	161,548
Illumina, Inc.* (Biotechnology)	6,750	243,945
Infosys Technologies, Ltd.ADR (Software)	6,300	271,089
Intel Corp. (Semiconductors)	110,925	2,135,306
Intuit, Inc.* (Software)	22,950	681,615
Intuitive Surgical, Inc.* (Healthcare—Products)	2,025	460,323

Common Stocks, continued
	Shares	Value
J.B. Hunt Transport Services, Inc. (Transportation)	6,975	$194,951
Joy Global, Inc. (Machinery—Construction & Mining)	5,625	209,138
Juniper Networks, Inc.* (Telecommunications)	19,350	505,616
KLA -Tencor Corp. (Semiconductors)	11,475	365,823
Lam Research Corp.* (Semiconductors)	7,200	216,432
Liberty Global, Inc.—Class A* (Media)	8,100	169,695
Liberty Media Holding Corp.—Interactive Series A* (Internet)	30,825	205,295
Life Technologies Corp.* (Biotechnology)	9,900	450,747
Linear Technology Corp. (Semiconductors)	16,650	447,386
Logitech International S.A.ADR* (Computers)	9,675	161,960
Marvell Technology Group, Ltd.* (Semiconductors)	33,525	447,224
Maxim Integrated Products, Inc. (Semiconductors)	16,875	299,025
Microchip Technology, Inc. (Semiconductors)	8,550	230,252
Microsoft Corp. (Software)	173,700	4,085,424
Millicom International Cellular S.A.* (Telecommunications)	5,850	433,778
NetApp, Inc.* (Computers)	19,575	439,655
News Corp.—Class A (Media)	80,550	832,081
NII Holdings, Inc.—Class B* (Telecommunications)	9,000	207,180
NVIDIA Corp.* (Semiconductors)	30,375	392,749
O’Reilly Automotive, Inc.* (Retail)	7,650	311,049
Oracle Corp. (Software)	117,900	2,609,127
PACCAR, Inc. (Auto Manufacturers)	22,950	795,217
Patterson Cos., Inc.* (Healthcare—Products)	6,525	165,474
Paychex, Inc. (Commercial Services)	19,350	512,775
Pharmaceutical Product Development, Inc. (Commercial Services)	6,300	130,851
Qualcomm, Inc. (Telecommunications)	113,175	5,229,817
Research In Motion, Ltd.* (Computers)	32,175	2,445,300
Ross Stores, Inc. (Retail)	7,200	317,448
Rovi Corp.* (Semiconductors)	609	15,931
Ryanair Holdings PLCADR* (Airlines)	6,525	184,723
Seagate Technology (Computers)	27,675	333,207
Sears Holdings Corp.* (Retail)	6,975	462,722
Sigma-Aldrich Corp. (Chemicals)	6,525	331,144
Staples, Inc. (Retail)	27,225	572,269
Starbucks Corp.* (Retail)	58,050	1,027,485
Steel Dynamics, Inc. (Iron/Steel)	10,575	173,007
Stericycle, Inc.* (Environmental Control)	4,950	253,440
Sun Microsystems, Inc.* (Computers)	18,450	169,187
Symantec Corp.* (Internet)	48,600	725,598
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	40,725	2,172,271
Urban Outfitters, Inc.* (Retail)	9,225	221,769
VeriSign, Inc.* (Internet)	10,125	206,955
Vertex Pharmaceuticals, Inc.* (Biotechnology)	10,125	364,601
Warner Chilcott, Ltd.* (Pharmaceuticals)	14,175	214,043
Wynn Resorts, Ltd.* (Lodging)	7,425	379,937
Xilinx, Inc. (Semiconductors)	20,475	444,103
Yahoo!, Inc.* (Internet)	38,025	544,518

TOTAL COMMON STOCKS (Cost $49,419,692)		81,349,012

See accompanying notes to the financial statements.

PROFUNDS UltraNASDAQ-100 ProFund	Schedule of Portfolio Investments July 31, 2009

Repurchase Agreements (28.0%)
	Principal Amount	Value
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $3,041,025 (Collateralized by $3,107,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $3,103,989)	$3,041,000	$3,041,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $13,172,132 (Collateralized by $13,190,000 of various U.S. Government Agency Obligations, 1.75%-4.13%, 3/23/11-12/21/12, market value $13,437,870)	13,172,000	13,172,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $11,410,114 (Collateralized by $10,834,000 of various U.S. Government Agency Obligations, 1.20%-4.13%, 6/16/11-9/27/13, market value $11,641,148)	11,410,000	11,410,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $3,041,025 (Collateralized by $3,010,000 Federal National Mortgage Association, 3.25%, 2/10/10, market value $3,104,025)	3,041,000	3,041,000

TOTAL REPURCHASE AGREEMENTS (Cost $30,664,000)		30,664,000

TOTAL INVESTMENT SECURITIES (Cost $80,083,692)—102.2%		112,013,012
Net other assets (liabilities)—(2.2)%		(2,422,264)

NET ASSETS—100.0%		$109,590,748

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $22,698,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.
ADR	American Depositary Receipt

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini NASDAQ-100 Futures Contract expiring 9/18/09 (Underlying notional amount at value $961,350)	30	$(464)

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$77,325,264	$(314,517)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	60,196,710	(245,519)

UltraNASDAQ-100 ProFund invested in the following industries as of July 31, 2009:

	Value	% of Net Assets
Airlines	$184,723	0.2%
Auto Manufacturers	795,217	0.7%
Beverages	153,500	0.1%
Biotechnology	6,039,080	5.4%
Chemicals	331,144	0.3%
Commercial Services	1,280,520	1.2%
Computers	16,110,412	14.6%
Distribution/Wholesale	280,114	0.3%
Electronics	739,393	0.7%
Energy—Alternate Sources	625,279	0.6%
Engineering & Construction	171,518	0.2%
Environmental Control	253,440	0.2%
Healthcare—Products	1,367,516	1.1%
Internet	9,324,146	8.5%
Iron/Steel	173,007	0.2%
Lodging	379,937	0.3%
Machinery—Construction & Mining	209,138	0.2%
Media	3,502,840	3.3%
Pharmaceuticals	5,967,673	5.5%
Retail	4,235,629	3.8%
Semiconductors	6,591,213	6.0%
Software	12,314,159	11.3%
Telecommunications	8,951,561	8.2%
Textiles	260,613	0.2%
Transportation	1,107,240	1.1%
Other**	28,241,736	25.8%

Total	$109,590,748	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Common Stocks	$81,349,012	$ —	$ 81,349,012
Repurchase Agreements	—	30,664,000	30,664,000

Total Investment Securities	81,349,012	30,664,000	112,013,012

Other Financial Instruments*	(464)	(560,036)	(560,500)

Total Investments	$81,348,548	$30,103,964	$111,452,512

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS UltraInternational ProFund	Schedule of Portfolio Investments July 31, 2009

Repurchase Agreements (89.8%)
	Principal Amount	Value
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $1,933,016 (Collateralized by $1,974,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $1,972,087)	$1,933,000	$1,933,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $8,368,084 (Collateralized by $8,290,000 of various U.S. Government Agency Obligations, 1.75%-4.13%, 3/23/11-12/21/12, market value $8,536,688)	8,368,000	8,368,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $7,250,073 (Collateralized by $6,862,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $7,396,607)	7,250,000	7,250,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $1,933,016 (Collateralized by $1,913,000 Federal National Mortgage Association, 3.25%, 2/10/10, market value $1,972,757)	1,933,000	1,933,000

TOTAL REPURCHASE AGREEMENTS (Cost $19,484,000)		19,484,000

TOTAL INVESTMENT SECURITIES (Cost $19,484,000)—89.8%		19,484,000
Net other assets (liabilities)—10.2%		2,220,884

NET ASSETS—100.0%		$21,704,884

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $4,800,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Futures Contract expiring 9/18/09 (Underlying notional amount at value $10,506,090)	147	$261,777
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index	$32,879,583	$419,608

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Repurchase Agreements	$ —	$19,484,000	$19,484,000

Total Investment Securities	—	19,484,000	19,484,000

Other Financial Instruments*	261,777	419,608	681,385

Total Investments	$261,777	$19,903,608	$20,165,385

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS UltraEmerging Markets ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks† (45.7%)
	Shares	Value
Aluminum Corp. of China, Ltd. (Mining)	9,632	$278,172
America Movil S.A.B. de C.V. (Telecommunications)	46,956	2,019,578
AngloGold Ashanti, Ltd. (Mining)	21,070	825,944
AU Optronics Corp. (Electronics)	46,354	516,384
Banco Bradesco S.A. (Banks)	92,106	1,452,512
Cemex S.A.B. de C.V.* (Building Materials)	50,568	474,834
China Life Insurance Co., Ltd. (Insurance)	28,294	1,883,249
China Mobile, Ltd. (Telecommunications)	50,568	2,653,303
China Petroleum and Chemical Corp. (Oil & Gas)	10,234	914,510
China Telecom Corp., Ltd. (Telecommunications)	8,428	438,172
China Unicom, Ltd. (Telecommunications)	76,454	1,099,408
Chunghwa Telecom Company Ltd. (Telecommunications)	28,896	504,524
CNOOC, Ltd. (Oil & Gas)	9,030	1,203,970
Companhia de Bebidas das Americas (AmBev) (Beverages)	9,632	677,419
Companhia Energetica de Minas Gerais (CEMIG) (Electric)	21,070	300,880
Companhia Siderurgica Nacional S.A. (CSN) (Iron/Steel)	22,274	570,214
Companhia Vale Do Rio Doce (Mining)	78,862	1,555,947
Compania de Minas Buenaventura S.A. (Mining)	12,040	313,642
Ecopetrol S.A. (Oil & Gas)	12,040	331,943
Empresa Nacional de Electricidad S.A. (Endesa-Chile) (Electric)	6,622	326,465
Enersis S.A. (Electric)	15,652	300,362
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA) (Beverages)	13,244	511,218
Gerdau S.A. (Iron/Steel)	39,732	463,672
Gold Fields, Ltd. (Mining)	39,732	479,168
Grupo Televisa S.A. (Media)	29,498	533,619
Harmony Gold Mining Co., Ltd.* (Mining)	20,468	189,534
HDFC Bank, Ltd. (Banks)	6,020	588,575
ICICI Bank, Ltd. (Banks)	24,682	773,781
Infosys Technologies, Ltd. (Software)	34,314	1,476,531
Itau Unibanco Holding S.A. (Banks)	114,982	2,057,028
KB Financial Group, Inc.* (Banks)	21,672	929,945
Korea Electric Power Corp.* (Electric)	30,100	402,437
LG. Philips LCD Co., Ltd. (Electronics)	27,090	391,450
Mobile TeleSystems (Telecommunications)	11,438	480,282
PetroChina Co., Ltd. (Oil & Gas)	12,642	1,488,595
Petroleo Brasileiro S.A. (Oil & Gas)	68,026	2,805,392
POSCO (Iron/Steel)	17,458	1,764,480
PT Telekomunikasi Indonesia (Telecommunications)	15,050	531,566
Sasol, Ltd. (Oil & Gas Services)	25,886	924,648
Shinhan Financial Group Co., Ltd. (Diversified Financial Services)	13,244	891,056
Siliconware Precision Industries Co. (Semiconductors)	37,926	257,138
SK Telecom Co., Ltd. (Telecommunications)	19,264	324,213
Sterlite Industries (India) Ltd. (Mining)	16,856	223,342
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	266,084	2,785,899
Tele Norte Leste Participacoes S.A. (Telecommunications)	15,652	240,884

Common Stocks†, continued
	Shares	Value
Telefonos de Mexico S.A.B. de C.V. (Telmex) (Telecommunications)	16,254	$256,976
Teva Pharmaceutical Industries, Ltd. (Pharmaceuticals)	49,364	2,633,076
United Microelectronics Corp. (Semiconductors)	157,724	536,262

TOTAL COMMON STOCKS (Cost $47,496,856)		43,582,199

Preferred Stocks† (5.5%)
Companhia Vale Do Rio Doce (Mining)	122,808	2,112,298
Petroleo Brasileiro S.A. (Oil & Gas)	93,310	3,144,547

TOTAL PREFERRED STOCKS (Cost $7,011,256)		5,256,845

Repurchase Agreements (48.5%)
	Principal Amount
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $4,588,038 (Collateralized by $4,686,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $4,681,459)	$4,588,000	4,588,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $19,861,199 (Collateralized by $19,864,000 of various U.S. Government Agency Obligations, 1.75%-2.13%, 3/23/11-3/23/12, market value $20,259,568)	19,861,000	19,861,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $17,208,172 (Collateralized by $16,286,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $17,554,815)	17,208,000	17,208,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $4,588,038 (Collateralized by $4,611,000 of various U.S. Government Agency Obligations, 0.22%‡-3.25%, 9/30/09-2/10/10, market value $4,681,424)	4,588,000	4,588,000

TOTAL REPURCHASE AGREEMENTS (Cost $46,245,000)		46,245,000

Rights/Warrants(NM)
	Shares
KB Financial Group, Inc.*, expiring 8/21/09 @ $29.95 (Banks)	1,682	22,707

TOTAL RIGHTS/WARRANTS (Cost $0)		22,707

TOTAL INVESTMENT SECURITIES (Cost $100,753,112)—99.7%		95,106,751
Net other assets (liabilities)—0.3%		308,699

NET ASSETS—100.0%		$95,415,450

See accompanying notes to the financial statements.

PROFUNDS UltraEmerging Markets ProFund	Schedule of Portfolio Investments July 31, 2009

†	As of July 31, 2009, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $23,250,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.
NM	Not meaningful, amount is less than 0.05%.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$65,312,904	$(343,507)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	76,781,312	206,661

UltraEmerging Markets ProFund invested in the following industries as of July 31, 2009:

	Value	% of Net Assets
Banks	$5,801,841	6.1%
Beverages	1,188,637	1.2%
Building Materials	474,834	0.5%
Diversified Financial Services	913,763	0.9%
Electric	1,330,144	1.3%
Electronics	907,834	0.9%
Insurance	1,883,249	2.0%
Iron/Steel	2,798,366	2.9%
Media	533,619	0.6%
Mining	5,978,047	6.2%
Oil & Gas	9,888,957	10.4%

	Value	% of Net Assets
Oil & Gas Services	$924,648	1.0%
Pharmaceuticals	2,633,076	2.8%
Semiconductors	3,579,299	3.8%
Software	1,476,531	1.5%
Telecommunications	8,548,906	9.1%
Other**	46,553,699	48.8%

Total	$95,415,450	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of July 31, 2009:

	Value	% of Net Assets
Brazil	$15,380,793	16.1%
Chile	626,827	0.6%
China	4,724,526	5.1%
Colombia	331,943	0.3%
Hong Kong	4,956,681	5.3%
India	3,062,229	3.1%
Indonesia	531,566	0.6%
Israel	2,633,076	2.8%
Mexico	3,796,225	4.0%
Peru	313,642	0.3%
Russia	480,282	0.5%
South Africa	2,419,294	2.6%
South Korea	4,726,288	4.8%
Switzerland	278,172	0.3%
Taiwan	4,600,207	4.8%
Other**	46,553,699	48.8%

Total	$95,415,450	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Common Stocks	$43,582,199	$ —	$43,582,199
Preferred Stocks	5,256,845	—	5,256,845
Rights/Warrants	22,707	—	22,707
Repurchase Agreements	—	46,245,000	46,245,000

Total Investment Securities	48,861,751	46,245,000	95,106,751

Other Financial Instruments*	—	(136,846)	(136,846)

Total Investments	$48,861,751	$46,108,154	$94,969,905

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS UltraLatin America ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks† (64.0%)
	Shares	Value
America Movil S.A.B. de C.V. (Telecommunications)	26,481	$1,138,948
Banco Bradesco S.A. (Banks)	105,378	1,661,811
Banco Santander Chile S.A. (Banks)	8,463	415,618
Bancolombia S.A. (Banks)	15,015	482,132
BRF-Brazil Foods S.A.* (Food)	27,573	1,216,521
Cemex S.A.B. de C.V.* (Building Materials)	50,505	474,242
Centrais Eletricas Brasileiras S.A. (Electric)	41,223	630,300
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (Food)	12,831	600,491
Companhia de Bebidas das Americas (AmBev) (Beverages)	18,837	1,324,806
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) (Water)	11,466	386,519
Companhia Energetica de Minas Gerais (CEMIG) (Electric)	52,416	748,500
Companhia Siderurgica Nacional S.A. (CSN) (Iron/Steel)	51,051	1,306,906
Companhia Vale Do Rio Doce (Mining)	129,129	2,547,715
Compania de Minas Buenaventura S.A. (Mining)	34,125	888,956
CPFL Energia S.A. (Electric)	7,644	401,998
Ecopetrol S.A. (Oil & Gas)	33,306	918,246
Empresa Brasileira de Aeronautica S.A. (Embraer) (Aerospace/Defense)	17,745	345,850
Empresa Nacional de Electricidad S.A. (Endesa-Chile) (Electric)	16,926	834,452
Enersis S.A. (Electric)	40,404	775,353
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA) (Beverages)	28,392	1,095,931
Gerdau S.A. (Iron/Steel)	89,271	1,041,793
Grupo Televisa S.A. (Media)	58,695	1,061,793
Itau Unibanco Holding S.A. (Banks)	149,877	2,681,300
Lan Airlines S.A. (Airlines)	28,665	350,573
Net Servicos de Comunicacao S.A. (Media)	42,315	429,920
Petroleo Brasileiro S.A. (Oil & Gas)	84,084	3,467,624
Sociedad Quimica y Minera de Chile S.A. (Chemicals)	15,561	556,928
Tele Norte Leste Participacoes S.A. (Telecommunications)	41,496	638,623
Telefonos de Mexico S.A.B. de C.V. (Telmex) (Telecommunications)	32,214	509,303
Ultrapar Participacoes S.A. (Gas)	16,107	546,833
Vivo Participacoes S.A. (Telecommunications)	28,665	652,702

TOTAL COMMON STOCKS (Cost $24,695,145)		30,132,687

Preferred Stocks† (17.1%)
Centrais Eletricas Brasileiras S.A.—Class B (Electric)	27,846	383,439
Companhia Paranaense De Energia-Copel (Electric)	21,567	334,720
Companhia Vale Do Rio Doce (Mining)	199,836	3,437,179
Petroleo Brasileiro S.A. (Oil & Gas)	115,752	3,900,842

TOTAL PREFERRED STOCKS (Cost $6,798,424)		8,056,180

Repurchase Agreements (17.9%)
	Principal Amount	Value
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $834,007 (Collateralized by $853,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $852,173)	$834,000	$834,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $3,615,036 (Collateralized by $3,583,000 of various U.S. Government Agency Obligations, 1.75%-4.13%, 3/23/11-12/21/12, market value $3,687,560)	3,615,000	3,615,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $3,130,031 (Collateralized by $3,019,000 of various U.S. Government Agency Obligations, 1.20%-4.13%, 6/16/11-9/27/13, market value $3,193,784)	3,130,000	3,130,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $834,007 (Collateralized by $826,000 Federal National Mortgage Association, 3.25%, 2/10/10, market value $851,802)	834,000	834,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,413,000)		8,413,000

TOTAL INVESTMENT SECURITIES (Cost $39,906,569)—99.0%		46,601,867
Net other assets (liabilities)—1.0%		455,947

NET ASSETS—100.0%		$47,057,814

†	As of July 31, 2009, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $8,413,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Latin America 35 ADR Index	$44,529,181	$(215,782)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Latin America 35 ADR Index	11,468,901	(11,104)

See accompanying notes to the financial statements.

PROFUNDS UltraLatin America ProFund	Schedule of Portfolio Investments July 31, 2009

UltraLatin America ProFund invested in the following industries as of July 31, 2009:

	Value	% of Net Assets
Aerospace/Defense	$345,850	0.7%
Airlines	350,573	0.7%
Banks	5,240,861	11.1%
Beverages	2,420,737	5.1%
Building Materials	474,242	1.0%
Chemicals	556,928	1.2%
Electric	4,108,762	8.7%
Food	1,817,012	3.9%
Gas	546,833	1.2%
Iron/Steel	2,348,699	5.0%
Media	1,491,713	3.2%
Mining	6,873,850	14.6%
Oil & Gas	8,286,712	17.6%
Telecommunications	2,939,576	6.3%
Water	386,519	0.8%
Other**	8,868,947	18.9%

Total	$47,057,814	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of July 31, 2009:

	Value	% of Net Assets
Brazil	$28,686,392	61.0%
Chile	2,932,924	6.2%
Colombia	1,400,378	2.9%
Mexico	4,280,217	9.1%
Peru	888,956	1.9%
Other**	8,868,947	18.9%

Total	$47,057,814	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Common Stocks	$30,132,687	$ —	$30,132,687
Preferred Stocks	8,056,180	—	8,056,180
Repurchase Agreements	—	8,413,000	8,413,000

Total Investment Securities	38,188,867	8,413,000	46,601,867

Other Financial Instruments*	—	(226,886)	(226,886)

Total Investments	$38,188,867	$8,186,114	$46,374,981

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS UltraChina ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks† (61.0%)
	Shares	Value
Aluminum Corp. of China, Ltd. (Mining)	39,902	$1,152,370
Baidu, Inc.* (Internet)	3,372	1,173,928
Changyou.com Ltd.* (Software)	7,587	278,822
China Digital TV Holding Co., Ltd. (Electronics)	36,530	320,003
China Life Insurance Co., Ltd. (Insurance)	44,960	2,992,538
China Medical Technologies, Inc.* (Healthcare—Products)	16,860	266,894
China Mobile, Ltd. (Telecommunications)	61,820	3,243,695
China Petroleum and Chemical Corp. (Oil & Gas)	23,885	2,134,364
China Southern Airlines Co., Ltd.* (Airlines)	26,976	479,633
China Telecom Corp., Ltd. (Telecommunications)	27,819	1,446,310
China Unicom, Ltd. (Telecommunications)	144,715	2,081,002
CNOOC, Ltd. (Oil & Gas)	16,298	2,173,012
Ctrip.com International, Ltd.* (Internet)	20,232	1,036,890
E-House China Holdings, Ltd.* (Real Estate)	28,381	504,614
Focus Media Holding, Ltd.* (Advertising)	58,729	513,879
Giant Interactive Group, Inc. (Internet)	59,853	486,605
Guangshen Railway Co., Ltd. (Transportation)	17,984	437,910
Home Inns & Hotels Management, Inc.* (Lodging)	19,389	310,224
Huaneng Power International, Inc. (Electric)	26,976	843,270
Hutchison Telecommunications International, Ltd. (Telecommunications)	86,548	342,730
JA Solar Holdings Co., Ltd.* (Energy—Alternate Sources)	80,928	389,264
LDK Solar Co., Ltd.* (Energy—Alternate Sources)	28,662	313,562
Longtop Financial Technologies, Ltd.* (Software)	12,926	361,023
Melco Crown Entertainment, Ltd.* (Lodging)	79,523	442,148
Mindray Medical International, Ltd. (Healthcare—Products)	29,505	876,889
Netease.com, Inc.* (Internet)	21,637	953,326
New Oriental Education & Technology Group, Inc.* (Commercial Services)	11,521	846,794
Perfect World Co., Ltd.* (Internet)	16,860	603,251
PetroChina Co., Ltd. (Oil & Gas)	20,794	2,448,493
Shanda Interactive Entertainment, Ltd.* (Internet)	13,488	668,735
Sinopec Shanghai Petrochemical Co., Ltd.* (Chemicals)	13,488	617,076
Suntech Power Holdings Co., Ltd.* (Energy—Alternate Sources)	42,431	780,306
Trina Solar, Ltd.* (Energy—Alternate Sources)	17,422	492,346
VisionChina Media, Inc.* (Advertising)	44,960	295,387
WuXi PharmaTech Cayman, Inc.* (Biotechnology)	47,489	508,132
Yanzhou Coal Mining Co., Ltd. (Coal)	61,258	948,886
Yingli Green Energy Holding Co., Ltd.* (Energy—Alternate Sources)	36,811	488,482

TOTAL COMMON STOCKS (Cost $27,772,368)		34,252,793

Repurchase Agreements (44.9%)
	Principal Amount	Value
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $2,499,021 (Collateralized by $2,553,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $2,550,526)	$2,499,000	$2,499,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $10,822,108 (Collateralized by $10,858,000 Federal National Mortgage Association, 1.75%, 3/23/11, market value $11,039,570)	10,822,000	10,822,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $9,377,094 (Collateralized by $8,876,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $9,567,514)	9,377,000	9,377,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $2,499,021 (Collateralized by $2,473,000 Federal National Mortgage Association, 3.25%, 2/10/10, market value $2,550,250)	2,499,000	2,499,000

TOTAL REPURCHASE AGREEMENTS (Cost $25,197,000)		25,197,000

TOTAL INVESTMENT SECURITIES (Cost $52,969,368)—105.9%		59,449,793
Net other assets (liabilities)—(5.9)%		(3,295,740)

NET ASSETS—100.0%		$56,154,053

†	As of July 31, 2009, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $14,400,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon China Select ADR Index	$31,372,482	$(638,728)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon China Select ADR Index	46,759,852	(695,982)

See accompanying notes to the financial statements.

PROFUNDS UltraChina ProFund	Schedule of Portfolio Investments July 31, 2009

UltraChina ProFund invested in the following industries as of July 31, 2009:

	Value	% of Net Assets
Advertising	$809,266	1.4%
Airlines	479,633	0.8%
Biotechnology	508,132	0.9%
Chemicals	617,076	1.1%
Coal	948,886	1.7%
Commercial Services	846,794	1.5%
Electric	843,270	1.5%
Electronics	320,003	0.6%
Energy—Alternate Sources	2,463,960	4.4%
Healthcare—Products	1,143,783	2.1%
Insurance	2,992,538	5.3%
Internet	4,922,735	8.8%
Lodging	752,372	1.3%
Mining	1,152,370	2.0%
Oil & Gas	6,755,869	12.1%
Real Estate	504,614	0.9%
Software	639,845	1.1%
Telecommunications	7,113,737	12.7%
Transportation	437,910	0.8%
Other**	21,901,260	39.0%

Total	$56,154,053	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of July 31, 2009:

	Value	% of Net Assets
China	$26,755,084	47.6%
Hong Kong	7,497,709	13.4%
Other**	21,901,260	39.0%

Total	$56,154,053	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Common Stocks	$34,252,793	$ —	$34,252,793
Repurchase Agreements	—	25,197,000	25,197,000

Total Investment Securities	34,252,793	25,197,000	59,449,793

Other Financial Instruments*	—	(1,334,710)	(1,334,710)

Total Investments	$34,252,793	$23,862,290	$58,115,083

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS UltraJapan ProFund	Schedule of Portfolio Investments July 31, 2009

Repurchase Agreements (89.6%)
	Principal Amount	Value
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $2,304,019 (Collateralized by $2,353,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $2,350,720)	$2,304,000	$2,304,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $9,977,100 (Collateralized by $9,939,000 of various Federal Home Loan Mortgage Corp. Securities, 2.13%-4.13%, 3/23/12-12/21/12, market value $10,177,281)	9,977,000	9,977,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $8,644,086 (Collateralized by $8,192,000 of various U.S. Government Agency Obligations, 1.20%-4.13%, 6/16/11-9/27/13, market value $8,818,029)	8,644,000	8,644,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $2,304,019 (Collateralized by $2,351,000 of various U.S. Government Agency Obligations, 0.22%‡-3.25%, 9/30/09-2/10/10, market value $2,351,365)	2,304,000	2,304,000

TOTAL REPURCHASE AGREEMENTS (Cost $23,229,000)		23,229,000

TOTAL INVESTMENT SECURITIES (Cost $23,229,000)—89.6%		23,229,000
Net other assets (liabilities)—10.4%		2,705,248

NET ASSETS—100.0%		$25,934,248

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $400,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
Nikkei 225 Futures Contract expiring 9/10/09 (Underlying notional amount at value $49,365,400)	953	$3,395,993
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Nikkei 225 Stock Average	$2,517,715	$53,114

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Repurchase Agreements	$ —	$23,229,000	$23,229,000

Total Investment Securities	—	23,229,000	23,229,000

Other Financial Instruments*	3,395,993	53,114	3,449,107

Total Investments	$3,395,993	$23,282,114	$26,678,107

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Bear ProFund	Schedule of Portfolio Investments July 31, 2009

Repurchase Agreements (96.0%)
	Principal Amount	Value
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $7,360,061 (Collateralized by $7,516,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $7,508,717)	$7,360,000	$7,360,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $31,859,319 (Collateralized by $31,722,000 of various U.S. Government Agency Obligations, 1.75%-4.13%, 3/23/11-12/21/12, market value $32,497,190)	31,859,000	31,859,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $27,608,276 (Collateralized by $26,206,000 of various U.S. Government Agency Obligations, 1.20%-4.13%, 6/16/11-9/27/13, market value $28,162,130)	27,608,000	27,608,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $7,360,061 (Collateralized by $7,486,000 of various U.S. Government Agency Obligations, 0.22%‡-3.25%, 9/30/09-2/10/10, market value $7,508,965)	7,360,000	7,360,000

TOTAL REPURCHASE AGREEMENTS (Cost $74,187,000)		74,187,000

Options Purchased(NM)
	Contracts
S&P 500 Futures Call Option, exercise @ 1300, expiring 9/18/09	90	765

TOTAL OPTIONS PURCHASED (Cost $1,530)		765

TOTAL INVESTMENT SECURITIES (Cost $74,188,530)—96.0%		74,187,765
Net other assets (liabilities)—4.0%		3,101,833

NET ASSETS—100.0%		$77,289,598

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $8,300,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring 9/18/09 (Underlying notional amount at value $28,184,438)	573	$(1,824,269)
S&P 500 Futures Contract expiring 9/17/09 (Underlying notional amount at value $983,750)	4	(47,259)
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$(35,438,170)	$(407,492)
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	(12,694,959)	(160,206)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Repurchase Agreements	$ —	$74,187,000	$74,187,000
Options Purchased	—	765	765

Total Investment Securities	—	74,187,765	74,187,765

Other Financial Instruments*	(1,871,528)	(567,698)	(2,439,226)

Total Investments	$(1,871,528)	$73,620,067	$71,748,539

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Short Small-Cap ProFund	Schedule of Portfolio Investments July 31, 2009

Repurchase Agreements (54.1%)
	Principal Amount	Value
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $1,196,010 (Collateralized by $1,222,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $1,220,816)	$1,196,000	$1,196,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $5,187,052 (Collateralized by $5,168,000 of various U.S. Government Agency Obligations, 1.75%-4.13%, 3/23/11-12/21/12, market value $5,292,899)	5,187,000	5,187,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $4,489,045 (Collateralized by $4,297,000 of various U.S. Government Agency Obligations, 1.20%-4.13%, 6/16/11-9/27/13, market value $4,579,937)	4,489,000	4,489,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $1,196,010 (Collateralized by $1,185,000 Federal National Mortgage Association, 3.25%, 2/10/10, market value $1,222,016)	1,196,000	1,196,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,068,000)		12,068,000

Options Purchased(NM)
	Contracts
Russell 2000 Futures Call Option, exercise @ 750, expiring 9/18/09	125	1,168

TOTAL OPTIONS PURCHASED (Cost $1,531)		1,168

TOTAL INVESTMENT SECURITIES (Cost $12,069,531)—54.1%		12,069,168
Net other assets (liabilities)—45.9%		10,230,438

NET ASSETS—100.0%		$22,299,606

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $1,700,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Futures Contract expiring 9/18/09 (Underlying notional amount at value $10,417,080)	188	$(95,372)
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(5,402,892)	$(85,483)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(6,499,578)	384

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Repurchase Agreements	$ —	$12,068,000	$12,068,000
Options Purchased	—	1,168	1,168

Total Investment Securities	—	12,069,168	12,069,168

Other Financial Instruments*	(95,372)	(85,099)	(180,471)

Total Investments	$(95,372)	$11,984,069	$11,888,697

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Short NASDAQ-100 ProFund	Schedule of Portfolio Investments July 31, 2009

Repurchase Agreements (187.5%)
	Principal Amount	Value
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $1,877,016 (Collateralized by $1,919,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $1,917,140)	$1,877,000	$1,877,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $8,130,081 (Collateralized by $8,080,000 of various U.S. Government Agency Obligations, 1.75%-4.13%, 3/23/11-12/21/12, market value $8,294,441)	8,130,000	8,130,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $7,042,070 (Collateralized by $6,766,000 of various U.S. Government Agency Obligations, 1.20%-4.13%, 6/16/11-9/27/13, market value $7,185,606)	7,042,000	7,042,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $1,877,016 (Collateralized by $1,858,000 Federal National Mortgage Association, 3.25%, 2/10/10, market value $1,916,039)	1,877,000	1,877,000

TOTAL REPURCHASE AGREEMENTS (Cost $18,926,000)		18,926,000

TOTAL INVESTMENT SECURITIES (Cost $18,926,000)—187.5%		18,926,000
Net other assets (liabilities)—(87.5)%		(8,831,691)

NET ASSETS—100.0%		$10,094,309

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $3,520,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini NASDAQ-100 Futures Contract expiring 9/18/09 (Underlying notional amount at value $1,602,250)	50	$5,418
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(3,860,623)	$(19,426)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(4,657,255)	16,586

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Repurchase Agreements	$ —	$18,926,000	$18,926,000

Total Investment Securities	—	18,926,000	18,926,000

Other Financial Instruments*	5,418	(2,840)	2,578

Total Investments	$5,418	$18,923,160	$18,928,578

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS UltraBear ProFund	Schedule of Portfolio Investments July 31, 2009

Repurchase Agreements (103.9%)
	Principal Amount	Value
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $8,205,068 (Collateralized by $8,379,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $8,370,881)	$8,205,000	$8,205,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $35,507,355 (Collateralized by $35,471,000 of various U.S. Government Agency Obligations, 1.75%-2.13%, 3/23/11-3/23/12, market value $36,219,081)	35,507,000	35,507,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $30,772,308 (Collateralized by $29,121,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $31,389,769)	30,772,000	30,772,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $8,205,068 (Collateralized by $8,291,000 of various U.S. Government Agency Obligations, 0.22%‡-3.25%, 9/30/09-2/10/10, market value $8,370,117)	8,205,000	8,205,000

TOTAL REPURCHASE AGREEMENTS (Cost $82,689,000)		82,689,000

Options Purchased(NM)
	Contracts
S&P 500 Futures Call Option, exercise @ 1300, expiring 9/18/09	210	1,785

TOTAL OPTIONS PURCHASED (Cost $3,570)		1,785

TOTAL INVESTMENT SECURITIES (Cost $82,692,570)—103.9%		82,690,785
Net other assets (liabilities)—(3.9)%		(3,074,642)

NET ASSETS—100.0%		$79,616,143

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $26,490,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring 9/18/09 (Underlying notional amount at value $23,757,563)	483	$(19,199)
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$(78,822,794)	$(1,429,063)
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	(56,995,288)	(579,653)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Repurchase Agreements	$ —	$82,689,000	$82,689,000
Options Purchased	—	1,785	1,785

Total Investment Securities	—	82,690,785	82,690,785

Other Financial Instruments*	(19,199)	(2,008,716)	(2,027,915)

Total Investments	$(19,199)	$80,682,069	$80,662,870

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS UltraShort Mid-Cap ProFund	Schedule of Portfolio Investments July 31, 2009

Repurchase Agreements (92.6%)
	Principal Amount	Value
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $611,005 (Collateralized by $626,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $625,393)	$611,000	$611,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $2,655,027 (Collateralized by $2,528,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $2,709,437)	2,655,000	2,655,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $2,297,023 (Collateralized by $2,235,000 of various U.S. Government Agency Obligations, 1.20%-4.13%, 6/16/11-9/27/13, market value $2,343,810)	2,297,000	2,297,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $611,005 (Collateralized by $606,000 Federal National Mortgage Association, 3.25%, 2/10/10, market value $624,930)	611,000	611,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,174,000)		6,174,000

TOTAL INVESTMENT SECURITIES (Cost $6,174,000)—92.6%		6,174,000
Net other assets (liabilities)—7.4%		491,397

NET ASSETS—100.0%		$6,665,397

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $2,140,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring 9/18/09 (Underlying notional amount at value $250,400)	4	$(1,489)
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$(3,474,749)	$(7,097)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	(9,605,895)	(121,628)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Repurchase Agreements		$$6,174,000	$6,174,000

Total Investment Securities	—	6,174,000	6,174,000

Other Financial Instruments*	(1,489)	(128,725)	(130,214)

Total Investments	$(1,489)	$6,045,275	$6,043,786

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS UltraShort Small-Cap ProFund	Schedule of Portfolio Investments July 31, 2009

Repurchase Agreements (145.7%)
	Principal Amount	Value
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $4,893,041 (Collateralized by $4,998,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $4,993,157)	$4,893,000	$4,893,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $21,188,212 (Collateralized by $20,924,000 of various Federal Home Loan Mortgage Corp. Securities, 2.13%-4.13%, 3/23/12-12/21/12, market value $21,613,536)	21,188,000	21,188,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $18,357,184 (Collateralized by $17,413,000 of various U.S. Government Agency Obligations, 1.20%-4.13%, 6/16/11-9/27/13, market value $18,726,850)	18,357,000	18,357,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $4,893,041 (Collateralized by $4,963,000 of various U.S. Government Agency Obligations, 0.22%‡-3.25%, 9/30/09-2/10/10, market value $4,993,122)	4,893,000	4,893,000

TOTAL REPURCHASE AGREEMENTS (Cost $49,331,000)		49,331,000

Options Purchased(NM)
	Contracts
Russell 2000 Futures Call Option, exercise @ 750, expiring 9/18/09	400	3,736

TOTAL OPTIONS PURCHASED (Cost $4,900)		3,736

TOTAL INVESTMENT SECURITIES (Cost $49,335,900)—145.7%		49,334,736
Net other assets (liabilities)—(45.7)%		(15,471,403)

NET ASSETS—100.0%		$33,863,333

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $10,300,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.

NM Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Futures Contract expiring 9/18/09 (Underlying notional amount at value $31,528,290)	569	$97,726
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(26,924,084)	$(406,803)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(9,350,373)	(108,572)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Repurchase Agreements	$ —	$49,331,000	$49,331,000
Options Purchased	—	3,736	3,736

Total Investment Securities	—	49,334,736	49,334,736

Other Financial Instruments*	97,726	(515,375)	(417,649)

Total Investments	$97,726	$48,819,361	$48,917,087

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS UltraShort Dow 30 ProFund	Schedule of Portfolio Investments July 31, 2009

Repurchase Agreements (114.7%)
	Principal Amount	Value
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $1,210,010 (Collateralized by $1,237,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $1,235,801)	$1,210,000	$1,210,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $5,248,052 (Collateralized by $5,154,000 of various U.S. Government Agency Obligations, 1.75%-4.13%, 3/23/11-12/21/12, market value $5,354,467)	5,248,000	5,248,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $4,543,045 (Collateralized by $4,329,000 of various U.S. Government Agency Obligations, 1.20%-4.13%, 6/16/11-9/27/13, market value $4,635,694)	4,543,000	4,543,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $1,210,010 (Collateralized by $1,198,000 Federal National Mortgage Association, 3.25%, 2/10/10, market value $1,235,423)	1,210,000	1,210,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,211,000)		12,211,000

TOTAL INVESTMENT SECURITIES (Cost $12,211,000)—114.7%		12,211,000
Net other assets (liabilities)—(14.7)%		(1,567,660)

NET ASSETS—100.0%		$10,643,340

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $5,070,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Dow Jones Futures Contract expiring 9/18/09 (Underlying notional amount at value $227,975)	5	$(1,613)
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$(6,116,804)	$(67,266)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(14,880,373)	(210,232)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Repurchase Agreements	$ —	$12,211,000	$12,211,000

Total Investment Securities	—	12,211,000	12,211,000

Other Financial Instruments*	(1,613)	(277,498)	(279,111)

Total Investments	$(1,613)	$11,933,502	$11,931,889

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS UltraShort NASDAQ-100 ProFund	Schedule of Portfolio Investments July 31, 2009

Repurchase Agreements (105.7%)
	Principal Amount	Value
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $8,298,069 (Collateralized by $8,475,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $8,466,788)	$8,298,000	$8,298,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $35,922,359 (Collateralized by $35,809,000 of various U.S. Government Agency Obligations, 1.75%-4.13%, 3/23/11-12/21/12, market value $36,641,645)	35,922,000	35,922,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $31,126,311 (Collateralized by $29,549,000 of various U.S. Government Agency Obligations, 1.20%-4.13%, 6/16/11-9/27/13, market value $31,750,412)	31,126,000	31,126,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $8,298,069 (Collateralized by $8,372,000 of various U.S. Government Agency Obligations, 0.22%‡-3.25%, 9/30/09-2/10/10, market value $8,466,827)	8,298,000	8,298,000

TOTAL REPURCHASE AGREEMENTS (Cost $83,644,000)		83,644,000

TOTAL INVESTMENT SECURITIES (Cost $83,644,000)—105.7%		83,644,000
Net other assets (liabilities)—(5.7)%		(4,516,355)

NET ASSETS—100.0%		$79,127,645

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $31,560,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini NASDAQ-100 Futures Contract expiring 9/18/09 (Underlying notional amount at value $801,125)	25	$2,709
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(73,833,177)	$(258,320)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(82,943,008)	(138,803)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Repurchase Agreements	$ —	$83,644,000	$83,644,000

Total Investment Securities	—	83,644,000	83,644,000

Other Financial Instruments*	2,709	(397,123)	(394,414)

Total Investments	$2,709	$83,246,877	$83,249,586

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS UltraShort International ProFund	Schedule of Portfolio Investments July 31, 2009

Repurchase Agreements (92.8%)
	Principal Amount	Value
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $999,008 (Collateralized by $1,021,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $1,020,011)	$999,000	$999,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $4,329,043 (Collateralized by $4,284,000 of various U.S. Government Agency Obligations, 1.75%-4.13%, 3/23/11-12/21/12, market value $4,416,522)	4,329,000	4,329,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $3,749,037 (Collateralized by $3,625,000 of various U.S. Government Agency Obligations, 1.20%-4.13%, 6/16/11-9/27/13, market value $3,825,011)	3,749,000	3,749,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $999,008 (Collateralized by $990,000 Federal National Mortgage Association, 3.25%, 2/10/10, market value $1,020,925)	999,000	999,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,076,000)		10,076,000

TOTAL INVESTMENT SECURITIES (Cost $10,076,000)—92.8%		10,076,000
Net other assets (liabilities)—7.2%		786,747

NET ASSETS—100.0%		$10,862,747

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $2,700,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Futures Contract expiring 9/18/09 (Underlying notional amount at value $4,931,430)	69	$(282,608)
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index	$(16,800,921)	$(509,187)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Repurchase Agreements	$ —	$10,076,000	$10,076,000

Total Investment Securities	—	10,076,000	10,076,000

Other Financial Instruments*	(282,608)	(509,187)	(791,795)

Total Investments	$(282,608)	$ 9,566,813	$ 9,284,205

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS UltraShort Emerging Markets ProFund	Schedule of Portfolio Investments July 31, 2009

Repurchase Agreements (101.5%)
	Principal Amount	Value
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $896,007 (Collateralized by $916,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $915,112)	$896,000	$896,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $3,890,039 (Collateralized by $3,704,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $3,969,839)	3,890,000	3,890,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $3,366,034 (Collateralized by $3,207,000 of various U.S. Government Agency Obligations, 1.20%-4.13%, 6/16/11-9/27/13, market value $3,435,508)	3,366,000	3,366,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $896,007 (Collateralized by $888,000 Federal National Mortgage Association, 3.25%, 2/10/10, market value $915,739)	896,000	896,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,048,000)		9,048,000

TOTAL INVESTMENT SECURITIES (Cost $9,048,000)—101.5%		9,048,000
Net other assets (liabilities)—(1.5)%		(133,114)

NET ASSETS—100.0%		$8,914,886

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $4,000,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$(3,925,779)	$(106,359)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	(13,968,308)	(353,100)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 2	Total
Investment Securities:
Repurchase Agreements	$9,048,000	$9,048,000

Total Investment Securities	9,048,000	9,048,000

Other Financial Instruments*	(459,459)	(459,459)

Total Investments	$8,588,541	$8,588,541

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS UltraShort Latin America ProFund	Schedule of Portfolio Investments July 31, 2009

Repurchase Agreements (147.8%)
	Principal Amount	Value
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $1,107,009 (Collateralized by $1,131,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $1,129,904)	$1,107,000	$1,107,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $4,806,048 (Collateralized by $4,724,000 of various U.S. Government Agency Obligations, 1.75%-4.13%, 3/23/11-12/21/12, market value $4,903,349)	4,806,000	4,806,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $4,158,042 (Collateralized by $4,062,000 of various U.S. Government Agency Obligations, 1.20%-4.13%, 6/16/11-9/27/13, market value $4,242,617)	4,158,000	4,158,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $1,107,009 (Collateralized by $1,097,000 Federal National Mortgage Association, 3.25%, 2/10/10, market value $1,131,268)	1,107,000	1,107,000

TOTAL REPURCHASE AGREEMENTS (Cost $11,178,000)		11,178,000

TOTAL INVESTMENT SECURITIES (Cost $11,178,000)—147.8%		11,178,000
Net other assets (liabilities)—(47.8)%		(3,612,706)

NET ASSETS—100.0%		$7,565,294

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $4,450,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Latin America 35 ADR Index	$(3,375,905)	$(333,369)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Latin America 35 ADR Index	(11,856,175)	(353,922)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 2	Total
Investment Securities:
Repurchase Agreements	$11,178,000	$11,178,000

Total Investment Securities	11,178,000	11,178,000

Other Financial Instruments*	(687,291)	(687,291)

Total Investments	$10,490,709	$10,490,709

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS UltraShort China ProFund	Schedule of Portfolio Investments July 31, 2009

Repurchase Agreements (96.0%)
	Principal Amount	Value
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $401,003 (Collateralized by $410,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $409,603)	$401,000	$401,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $1,746,017 (Collateralized by $1,663,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $1,782,355)	1,746,000	1,746,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $1,508,015 (Collateralized by $1,543,000 Federal Farm Credit Bank, 1.20%, 6/16/11, market value $1,539,402)	1,508,000	1,508,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $401,003 (Collateralized by $399,000 Federal National Mortgage Association, 3.25%, 2/10/10, market value $411,464)	401,000	401,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,056,000)		4,056,000

TOTAL INVESTMENT SECURITIES (Cost $4,056,000)—96.0%		4,056,000
Net other assets (liabilities)—4.0%		168,575

NET ASSETS—100.0%		$4,224,575

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $1,660,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon China Select ADR Index	$(3,647,950)	$(101,899)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon China Select ADR Index	(4,712,334)	(68,878)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 2	Total
Investment Securities:
Repurchase Agreements	$4,056,000	$4,056,000

Total Investment Securities	4,056,000	4,056,000

Other Financial Instruments*	(170,777)	(170,777)

Total Investments	$3,885,223	$3,885,223

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS UltraShort Japan ProFund	Schedule of Portfolio Investments July 31, 2009

Repurchase Agreements (85.7%)
	Principal Amount	Value
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $652,005 (Collateralized by $667,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $666,354)	$652,000	$652,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $2,833,028 (Collateralized by $2,838,000 of various U.S. Government Agency Obligations, 1.75%-4.13%, 3/23/11-12/21/12, market value $2,890,082)	2,833,000	2,833,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $2,451,025 (Collateralized by $2,326,000 of various U.S. Government Agency Obligations, 1.20%-4.13%, 6/16/11-9/27/13, market value $2,501,117)	2,451,000	2,451,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $652,005 (Collateralized by $646,000 Federal National Mortgage Association, 3.25%, 2/10/10, market value $666,179)	652,000	652,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,588,000)		6,588,000

Options Purchased (0.1%)
	Contracts
Nikkei 225 Futures Call Option, exercise @ 14000, expiring 8/21/09	300	4,375

TOTAL OPTIONS PURCHASED (Cost $8,700)		4,375

TOTAL INVESTMENT SECURITIES (Cost $6,596,700)—85.8%		6,592,375
Net other assets (liabilities)—14.2%		1,091,518

NET ASSETS—100.0%		$7,683,893

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $200,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
Nikkei 225 Futures Contract expiring 9/10/09 (Underlying notional amount at value $14,555,800)	281	$(130,528)
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Nikkei 225 Stock Average	$(874,151)	$(18,489)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Repurchase Agreements	$ —	$6,588,000	$6,588,000
Options Purchased	—	4,375	4,375

Total Investment Securities	—	6,592,375	6,592,375

Other Financial Instruments*	(130,528)	(18,489)	(149,017)

Total Investments	$(130,528)	$6,573,886	$6,443,358

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Banks UltraSector ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks (73.3%)
	Shares	Value
Associated Banc-Corp (Banks)	2,244	$24,325
Astoria Financial Corp. (Savings & Loans)	1,632	15,847
BancorpSouth, Inc. (Banks)	1,428	32,130
Bank of America Corp. (Banks)	143,004	2,115,029
Bank of Hawaii Corp. (Banks)	816	31,310
BB&T Corp. (Banks)	11,832	270,716
BOK Financial Corp. (Banks)	408	17,091
CapitalSource, Inc. (Diversified Financial Services)	4,488	20,824
Capitol Federal Financial (Savings & Loans)	408	15,027
Cathay Bancorp, Inc. (Banks)	1,020	9,302
Citigroup, Inc. (Diversified Financial Services)	211,956	671,901
City National Corp. (Banks)	816	32,183
Comerica, Inc. (Banks)	2,856	68,087
Commerce Bancshares, Inc. (Banks)	1,224	44,872
Cullen/Frost Bankers, Inc. (Banks)	1,020	48,991
East West Bancorp, Inc. (Banks)	1,224	10,820
F.N.B. Corp. (Banks)	1,632	12,664
Fifth Third Bancorp (Banks)	10,812	102,714
First BanCorp (Banks)	1,428	4,427
First Financial Bankshares, Inc. (Banks)	408	21,489
First Horizon National Corp.* (Banks)	4,080	52,306
First Midwest Bancorp, Inc. (Banks)	816	6,822
First Niagara Financial Group, Inc. (Savings & Loans)	2,652	34,874
FirstMerit Corp. (Banks)	1,633	30,504
Fulton Financial Corp. (Banks)	3,264	22,065
Glacier Bancorp, Inc. (Banks)	1,224	19,058
Hancock Holding Co. (Banks)	408	16,479
Hudson City Bancorp, Inc. (Savings & Loans)	8,976	126,203
Huntington Bancshares, Inc. (Banks)	10,200	41,718
International Bancshares Corp. (Banks)	1,020	13,444
J.P. Morgan Chase & Co. (Diversified Financial Services)	69,768	2,696,533
KeyCorp (Banks)	13,260	76,643
M&T Bank Corp. (Banks)	1,428	83,281
Marshall & Ilsley Corp. (Banks)	6,528	39,429
MB Financial, Inc. (Banks)	612	8,415
National Penn Bancshares, Inc. (Banks)	1,632	8,127
New York Community Bancorp (Savings & Loans)	6,528	71,416
NewAlliance Bancshares, Inc. (Savings & Loans)	1,836	22,491
Northern Trust Corp. (Banks)	4,488	268,427
Old National Bancorp (Banks)	1,224	13,831
PacWest Bancorp (Banks)	408	6,561
Park National Corp. (Banks)	204	13,005
People’s United Financial, Inc. (Banks)	3,264	53,040
PNC Financial Services Group (Banks)	8,364	306,624
Popular, Inc. (Banks)	4,692	5,959
PrivateBancorp, Inc. (Banks)	816	20,261
Prosperity Bancshares, Inc. (Banks)	816	27,344
Provident Financial Services, Inc. (Savings & Loans)	1,020	12,077
Regions Financial Corp. (Banks)	20,400	90,168
Sterling Bancshares, Inc. (Banks)	1,632	13,170
SunTrust Banks, Inc. (Banks)	8,568	167,076
Susquehanna Bancshares, Inc. (Banks)	1,632	8,584
SVB Financial Group* (Banks)	612	21,573
Synovus Financial Corp. (Banks)	5,100	17,901
TCF Financial Corp. (Banks)	2,244	31,730

Common Stocks, continued
	Shares	Value
TFS Financial Corp. (Savings & Loans)	1,836	$20,380
TrustCo Bank Corp. NY (Banks)	1,428	8,982
Trustmark Corp. (Banks)	1,020	20,298
U.S. Bancorp (Banks)	32,844	670,346
UMB Financial Corp. (Banks)	612	25,533
Umpqua Holdings Corp. (Banks)	1,020	9,894
United Bankshares, Inc. (Banks)	816	16,532
United Community Banks, Inc.* (Banks)	816	5,492
Valley National Bancorp (Banks)	2,652	33,733
Washington Federal, Inc. (Savings & Loans)	1,632	22,734
Webster Financial Corp. (Banks)	1,020	11,536
Wells Fargo & Co. (Banks)	84,252	2,060,804
Westamerica Bancorp (Banks)	612	31,983
Whitney Holding Corp. (Banks)	1,224	10,722
Wilmington Trust Corp. (Banks)	1,224	14,064
Wintrust Financial Corp. (Banks)	408	10,669
Zions Bancorp (Banks)	2,244	30,474

TOTAL COMMON STOCKS (Cost $6,343,001)		11,021,064

Repurchase Agreements (26.7%)
	Principal Amount
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $396,003 (Collateralized by $405,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $404,608)	$396,000	396,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $1,724,017 (Collateralized by $1,642,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $1,759,848)	1,724,000	1,724,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $1,489,015 (Collateralized by $1,523,000 Federal Farm Credit Bank, 1.20%, 6/16/11, market value $1,519,449)	1,489,000	1,489,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $396,003 (Collateralized by $393,000 Federal National Mortgage Association, 3.25%, 2/10/10, market value $405,276)	396,000	396,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,005,000)		4,005,000

TOTAL INVESTMENT SECURITIES (Cost $10,348,001)—100.0%		15,026,064
Net other assets (liabilities)—NM		6,859

NET ASSETS—100.0%		$15,032,923

See accompanying notes to the financial statements.

PROFUNDS Banks UltraSector ProFund	Schedule of Portfolio Investments July 31, 2009

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $2,100,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.
NM	Not meaningful, amount is less than 0.05%.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Banks Index	$2,890,032	$35,040
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Banks Index	8,700,491	105,538

Banks UltraSector ProFund invested in the following industries as of July 31, 2009:

	Value	% of Net Assets
Banks	$7,290,757	48.6%
Diversified Financial Services	3,389,258	22.5%
Savings & Loans	341,049	2.2%
Other**	4,011,859	26.7%

Total	$15,032,923	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Common Stocks	$11,021,064	$ —	$11,021,064
Repurchase Agreements	—	4,005,000	4,005,000

Total Investment Securities	11,021,064	4,005,000	15,026,064

Other Financial Instruments*	—	140,578	140,578

Total Investments	$11,021,064	$4,145,578	$15,166,642

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Basic Materials UltraSector ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks (66.1%)
	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	15,387	$1,147,870
Airgas, Inc. (Chemicals)	5,575	248,534
AK Steel Holding Corp. (Iron/Steel)	8,474	166,684
Albemarle Corp. (Chemicals)	7,136	212,011
Alcoa, Inc. (Mining)	76,266	896,888
Allegheny Technologies, Inc. (Iron/Steel)	7,136	193,243
Alpha Natural Resources, Inc.* (Coal)	5,745	191,366
Arch Coal, Inc. (Coal)	12,488	217,416
Ashland, Inc. (Chemicals)	5,129	169,975
Avery Dennison Corp. (Household Products/Wares)	8,920	238,432
Cabot Corp. (Chemicals)	4,014	73,456
Calgon Carbon Corp.* (Environmental Control)	4,237	53,683
Carpenter Technology Corp. (Iron/Steel)	3,568	66,686
Celanese Corp.—Series A (Chemicals)	11,150	286,555
CF Industries Holdings, Inc. (Chemicals)	4,460	352,072
Cliffs Natural Resources, Inc. (Iron/Steel)	10,035	274,859
Coeur d’Alene Mines Corp.* (Mining)	5,352	75,998
Commercial Metals Co. (Metal Fabricate/Hardware)	8,920	147,537
Compass Minerals International, Inc. (Mining)	2,453	130,475
CONSOL Energy, Inc. (Coal)	14,272	507,084
Cytec Industries, Inc. (Chemicals)	3,791	95,154
Domtar Corp.* (Forest Products & Paper)	3,122	59,193
E.I. du Pont de Nemours & Co. (Chemicals)	66,454	2,055,422
Eastman Chemical Co. (Chemicals)	5,352	265,780
Ecolab, Inc. (Chemicals)	13,380	555,404
FMC Corp. (Chemicals)	5,798	282,015
Foundation Coal Holdings, Inc. (Coal)	3,408	122,449
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	32,335	1,949,801
Fuller (H.B.) Co. (Chemicals)	3,791	76,427
Hecla Mining Co.* (Mining)	16,948	53,386
Huntsman Corp. (Chemicals)	12,934	79,415
International Coal Group, Inc.* (Coal)	8,474	26,269
International Flavors & Fragrances, Inc. (Chemicals)	6,244	220,164
International Paper Co. (Forest Products & Paper)	31,220	587,248
Intrepid Potash, Inc.* (Chemicals)	3,345	84,495
Kaiser Aluminum Corp. (Mining)	1,115	36,862
Lubrizol Corp. (Chemicals)	5,352	310,041
Massey Energy Co. (Coal)	6,690	177,954
Minerals Technologies, Inc. (Chemicals)	1,561	67,857
NewMarket Corp. (Chemicals)	892	67,480
Newmont Mining Corp. (Mining)	37,464	1,549,136
Nucor Corp. (Iron/Steel)	22,300	991,681
Olin Corp. (Chemicals)	5,352	73,804
OM Group, Inc.* (Chemicals)	2,453	82,568
Patriot Coal Corp.* (Coal)	5,129	42,930
Peabody Energy Corp. (Coal)	20,962	694,052
PPG Industries, Inc. (Chemicals)	12,934	711,370
Praxair, Inc. (Chemicals)	24,307	1,900,321
Reliance Steel & Aluminum Co. (Iron/Steel)	5,129	172,899
Rockwood Holdings, Inc.* (Chemicals)	4,014	71,931
Royal Gold, Inc. (Mining)	3,122	128,252
RPM, Inc. (Chemicals)	10,035	160,159
RTI International Metals, Inc.* (Mining)	1,784	31,684
Schulman (A.), Inc. (Chemicals)	1,784	38,017
Sensient Technologies Corp. (Chemicals)	3,791	95,495
Sigma-Aldrich Corp. (Chemicals)	8,251	418,738

Common Stocks, continued
	Shares	Value
Southern Copper Corp. (Mining)	16,725	$430,836
Steel Dynamics, Inc. (Iron/Steel)	16,502	269,973
Stillwater Mining Co.* (Mining)	3,568	23,870
Terra Industries, Inc. (Chemicals)	7,805	227,594
The Dow Chemical Co. (Chemicals)	83,179	1,760,899
The Mosaic Co. (Chemicals)	11,596	604,731
Titanium Metals Corp. (Mining)	6,690	55,995
Tredegar Corp. (Miscellaneous Manufacturing)	2,007	29,383
United States Steel Corp. (Iron/Steel)	10,927	434,348
USEC, Inc.* (Mining)	8,697	33,657
Valspar Corp. (Chemicals)	7,359	186,330
W.R. Grace & Co.* (Chemicals)	4,683	77,878
Walter Energy, Inc. (Holding Companies—Diversified)	4,237	209,138
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	3,791	35,635
Worthington Industries, Inc. (Metal Fabricate/Hardware)	5,129	67,805

TOTAL COMMON STOCKS (Cost $16,893,906)		24,434,749

Repurchase Agreements (34.8%)
	Principal Amount
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $1,274,011 (Collateralized by $1,302,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $1,300,738)	$1,274,000	1,274,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $5,517,055 (Collateralized by $5,495,000 of various U.S. Government Agency Obligations, 1.75%-4.13%, 3/23/11-12/21/12, market value $5,629,716)	5,517,000	5,517,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $4,780,048 (Collateralized by $4,579,000 of various U.S. Government Agency Obligations, 1.20%-4.13%, 6/16/11-9/27/13, market value $4,877,729)	4,780,000	4,780,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $1,274,011 (Collateralized by $1,261,000 Federal National Mortgage Association, 3.25%, 2/10/10, market value $1,300,390)	1,274,000	1,274,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,845,000)		12,845,000

TOTAL INVESTMENT SECURITIES (Cost $29,738,906)—100.9%		37,279,749
Net other assets (liabilities)—(0.9)%		(332,519)

NET ASSETS—100.0%		$36,947,230

See accompanying notes to the financial statements.

PROFUNDS Basic Materials UltraSector ProFund	Schedule of Portfolio Investments July 31, 2009

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $7,000,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Basic Materials Index	$20,130,760	$215,242
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic Materials Index	10,963,808	155,304

Basic Materials UltraSector ProFund invested in the following industries as of July 31, 2009:

	Value	% of Net Assets
Chemicals	$13,059,962	35.3%
Coal	1,979,520	5.4%
Environmental Control	53,683	0.1%
Forest Products & Paper	682,076	1.9%
Holding Companies—Diversified	209,138	0.6%
Household Products/Wares	238,432	0.6%
Iron/Steel	2,570,373	6.9%
Metal Fabricate/Hardware	215,342	0.6%
Mining	5,396,840	14.6%
Miscellaneous Manufacturing	29,383	0.1%
Other**	12,512,481	33.9%

Total	$36,947,230	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Common Stocks	$24,434,749	$ —	$24,434,749
Repurchase Agreements	—	12,845,000	12,845,000

Total Investment Securities	24,434,749	12,845,000	37,279,749

Other Financial Instruments*	—	370,546	370,546

Total Investments	$24,434,749	$13,215,546	$37,650,295

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Biotechnology UltraSector ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks (67.8%)
	Shares	Value
Acorda Therapeutics, Inc.* (Biotechnology)	1,904	$ 48,095
Affymetrix, Inc.* (Biotechnology)	3,536	31,258
Alexion Pharmaceuticals, Inc.* (Biotechnology)	4,080	179,724
Amgen, Inc.* (Biotechnology)	50,728	3,160,862
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	7,072	104,029
Biogen Idec, Inc.* (Biotechnology)	14,416	685,481
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	5,032	82,575
Celera Corp.* (Biotechnology)	4,080	24,480
Celgene Corp.* (Biotechnology)	23,120	1,316,915
Charles River Laboratories International, Inc.* (Biotechnology)	3,264	107,941
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	2,856	56,749
Dendreon Corp.* (Biotechnology)	5,712	138,288
Gen-Probe, Inc.* (Healthcare—Products)	2,584	95,918
Genzyme Corp.* (Biotechnology)	13,600	705,704
Gilead Sciences, Inc.* (Pharmaceuticals)	45,696	2,235,905
Illumina, Inc.* (Biotechnology)	6,256	226,092
Incyte, Corp.* (Biotechnology)	4,896	25,459
InterMune, Inc.* (Biotechnology)	1,904	29,093
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	4,624	84,527
Life Technologies Corp.* (Biotechnology)	8,704	396,293
Medarex, Inc.* (Pharmaceuticals)	6,392	101,441
Myriad Genetics, Inc.* (Biotechnology)	4,760	130,519
Nektar Therapeutics* (Biotechnology)	4,624	32,738
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	2,856	102,588
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	2,856	96,504
PDL BioPharma, Inc. (Biotechnology)	5,984	49,248
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,128	67,064
Savient Pharmaceuticals, Inc.* (Biotechnology)	2,992	46,645
Techne Corp. (Healthcare—Products)	1,904	121,513
United Therapeutics Corp.* (Pharmaceuticals)	1,224	113,367
Vertex Pharmaceuticals, Inc.* (Biotechnology)	8,704	313,431

TOTAL COMMON STOCKS (Cost $6,213,675)		10,910,446

Repurchase Agreements (35.2%)
	Principal Amount
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $560,005 (Collateralized by $574,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $573,444)	$560,000	560,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $2,433,024 (Collateralized by $2,317,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $2,483,293)	2,433,000	2,433,000

Repurchase Agreements, continued
	Principal Amount	Value
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $2,104,021 (Collateralized by $2,153,000 Federal Farm Credit Bank, 1.20%, 6/16/11, market value $2,147,979)	$2,104,000	$2,104,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $560,005 (Collateralized by $555,000 Federal National Mortgage Association, 3.25%, 2/10/10, market value $572,337)	560,000	560,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,657,000)		5,657,000

TOTAL INVESTMENT SECURITIES (Cost $11,870,675)—103.0%		16,567,446
Net other assets (liabilities)—(3.0)%		(488,682)

NET ASSETS—100.0%		$16,078,764

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $3,700,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Biotechnology Index	$5,390,827	$(50,648)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Biotechnology Index	7,893,769	(127,091)

Biotechnology UltraSector ProFund invested in the following industries as of July 31, 2009:

	Value	% of Net Assets
Biotechnology	$7,715,330	48.1%
Healthcare—Products	217,431	1.4%
Pharmaceuticals	2,977,685	18.3%
Other**	5,168,318	32.2%

Total	$16,078,764	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS Biotechnology UltraSector ProFund	Schedule of Portfolio Investments July 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Common Stocks	$10,910,446	$ —	$10,910,446
Repurchase Agreements	—	5,657,000	5,657,000

Total Investment Securities	10,910,446	5,657,000	16,567,446

Other Financial Instruments*	—	(177,739)	(177,739)

Total Investments	$10,910,446	$5,479,261	$16,389,707

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Consumer Goods UltraSector ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks (66.5%)
	Shares	Value
Activision Blizzard, Inc.* (Software)	2,146	$24,572
Alberto-Culver Co. (Cosmetics/Personal Care)	333	8,531
Altria Group, Inc. (Agriculture)	7,696	134,911
Archer-Daniels-Midland Co. (Agriculture)	2,183	65,752
Avon Products, Inc. (Cosmetics/Personal Care)	1,591	51,517
Black & Decker Corp. (Hand/Machine Tools)	222	8,347
BorgWarner, Inc. (Auto Parts & Equipment)	444	14,736
Briggs & Stratton Corp. (Machinery—Diversified)	185	3,176
Brown-Forman Corp. (Beverages)	333	14,635
Brunswick Corp. (Leisure Time)	333	2,391
Bunge, Ltd. (Agriculture)	444	31,067
Callaway Golf Co. (Leisure Time)	259	1,650
Campbell Soup Co. (Food)	814	25,258
Carter’s, Inc.* (Apparel)	222	6,291
Centex Corp.* (Home Builders)	444	4,844
Central European Distribution Corp.* (Distribution/Wholesale)	148	4,249
Chattem, Inc.* (Cosmetics/Personal Care)	74	4,638
Chiquita Brands International, Inc.* (Food)	148	1,813
Church & Dwight, Inc. (Household Products/Wares)	259	15,276
Clorox Co. (Household Products/Wares)	518	31,603
Coach, Inc. (Apparel)	1,184	35,035
Coca-Cola Co. (Beverages)	7,955	396,477
Coca-Cola Enterprises, Inc. (Beverages)	1,184	22,247
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,887	136,694
ConAgra Foods, Inc. (Food)	1,665	32,684
Constellation Brands, Inc.* (Beverages)	740	10,108
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	222	3,277
Corn Products International, Inc. (Food)	259	7,252
D.R. Horton, Inc. (Home Builders)	1,036	12,007
Darling International, Inc.* (Environmental Control)	296	2,090
Dean Foods Co.* (Food)	666	14,113
Deckers Outdoor Corp.* (Apparel)	37	2,502
Del Monte Foods Co. (Food)	740	7,148
Dr. Pepper Snapple Group, Inc.* (Beverages)	888	21,854
Eastman Kodak Co. (Miscellaneous Manufacturing)	962	2,857
Electronic Arts, Inc.* (Software)	1,221	26,215
Energizer Holdings, Inc.* (Electrical Components & Equipment)	259	16,592
Ethan Allen Interiors, Inc. (Home Furnishings)	111	1,413
Flowers Foods, Inc. (Food)	333	7,869
Ford Motor Co.* (Auto Manufacturers)	11,766	94,128
Fossil, Inc.* (Household Products/Wares)	185	4,873
Fresh Del Monte Produce, Inc.* (Food)	148	3,169
Garmin, Ltd. (Electronics)	444	12,281
General Mills, Inc. (Food)	1,147	67,570
Gentex Corp. (Electronics)	518	7,754
Genuine Parts Co. (Distribution/Wholesale)	592	20,969
Green Mountain Coffee Roasters, Inc.* (Beverages)	111	7,819
Hanesbrands, Inc.* (Apparel)	333	6,627
Hansen Natural Corp.* (Beverages)	259	8,032
Harley-Davidson, Inc. (Leisure Time)	888	20,069
Harman International Industries, Inc. (Home Furnishings)	222	5,479
Hasbro, Inc. (Toys/Games/Hobbies)	481	12,746
Heinz (H.J.) Co. (Food)	1,184	45,537
Herbalife, Ltd. (Pharmaceuticals)	222	7,639
Herman Miller, Inc. (Office Furnishings)	185	3,073
HNI Corp. (Office Furnishings)	111	2,473

Common Stocks, continued
	Shares	Value
Hormel Foods Corp. (Food)	259	$9,301
Interface, Inc.—Class A (Office Furnishings)	222	1,541
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	111	1,280
Jarden Corp.* (Household Products/Wares)	333	8,208
JM Smucker Co. (Food)	444	22,213
Johnson Controls, Inc. (Auto Parts & Equipment)	2,220	57,454
Jones Apparel Group, Inc. (Apparel)	333	4,582
KB Home (Home Builders)	296	4,940
Kellogg Co. (Food)	888	42,180
Kimberly-Clark Corp. (Household Products/Wares)	1,554	90,831
Kraft Foods, Inc. (Food)	5,032	142,607
Lancaster Colony Corp. (Miscellaneous Manufacturing)	74	3,370
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	592	10,271
Lennar Corp.—Class A (Home Builders)	481	5,695
Liz Claiborne, Inc. (Apparel)	370	1,169
LKQ Corp.* (Distribution/Wholesale)	518	9,293
Lorillard, Inc. (Agriculture)	629	46,370
M.D.C. Holdings, Inc. (Home Builders)	148	5,216
Martek Biosciences Corp. (Biotechnology)	111	2,582
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	185	7,319
Mattel, Inc. (Toys/Games/Hobbies)	1,369	24,067
McCormick & Co., Inc. (Food)	407	13,114
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	111	4,041
Mohawk Industries, Inc.* (Textiles)	222	11,451
Molson Coors Brewing Co.—Class B (Beverages)	592	26,764
Monsanto Co. (Agriculture)	2,035	170,940
NBTY, Inc.* (Pharmaceuticals)	222	8,036
Newell Rubbermaid, Inc. (Housewares)	1,036	13,333
NIKE, Inc.—Class B (Apparel)	999	56,583
Nu Skin Enterprises, Inc. (Retail)	185	3,332
Nutri/System, Inc. (Commercial Services)	111	1,580
NVR, Inc.* (Home Builders)	37	22,243
PepsiAmericas, Inc. (Beverages)	222	5,945
PepsiCo, Inc. (Beverages)	5,846	331,760
Philip Morris International, Inc. (Commercial Services)	7,326	341,392
Phillips-Van Heusen Corp. (Apparel)	185	6,545
Polaris Industries, Inc. (Leisure Time)	111	4,204
Pool Corp. (Distribution/Wholesale)	185	4,370
Procter & Gamble Co. (Cosmetics/Personal Care)	10,952	607,945
Pulte Homes, Inc. (Home Builders)	814	9,255
Quiksilver, Inc.* (Apparel)	481	1,034
Ralcorp Holdings, Inc.* (Food)	222	14,099
Reynolds American, Inc. (Agriculture)	629	27,368
Sara Lee Corp. (Food)	2,479	26,377
Smithfield Foods, Inc.* (Food)	518	7,019
Snap-on, Inc. (Hand/Machine Tools)	222	7,910
Steelcase, Inc.—Class A (Office Furnishings)	259	1,896
Take-Two Interactive Software, Inc. (Software)	296	2,818
Tempur-Pedic International, Inc. (Home Furnishings)	259	3,841
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	407	14,831
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	888	15,114
The Hain Celestial Group, Inc.* (Food)	148	2,458
The Hershey Co. (Food)	592	23,650
The Pepsi Bottling Group, Inc. (Beverages)	555	18,842
The Ryland Group, Inc. (Home Builders)	148	2,956

See accompanying notes to the financial statements.

PROFUNDS Consumer Goods UltraSector ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks, continued
	Shares	Value
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	148	$5,779
The Stanley Works (Hand/Machine Tools)	296	11,884
The Timberland Co.—Class A* (Apparel)	185	2,523
The Warnaco Group, Inc.* (Apparel)	185	6,721
Thor Industries, Inc. (Home Builders)	148	3,539
THQ, Inc.* (Software)	259	1,738
TiVo, Inc.* (Home Furnishings)	370	3,792
Toll Brothers, Inc.* (Home Builders)	481	9,408
Tootsie Roll Industries, Inc. (Food)	74	1,787
TreeHouse Foods, Inc.* (Food)	111	3,602
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	185	3,114
Tupperware Corp. (Household Products/Wares)	222	7,564
Tyson Foods, Inc.—Class A (Food)	1,147	13,110
Under Armour, Inc.—Class A* (Retail)	148	3,595
Universal Corp. (Agriculture)	111	4,226
V.F. Corp. (Apparel)	333	21,542
WABCO Holdings, Inc. (Auto Parts & Equipment)	222	4,220
WD-40 Co. (Household Products/Wares)	74	2,237
Whirlpool Corp. (Home Furnishings)	259	14,786
Wolverine World Wide, Inc. (Apparel)	185	4,458

TOTAL COMMON STOCKS (Cost $3,808,723)		3,987,089

Repurchase Agreements (34.2%)
	Principal Amount
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $202,002 (Collateralized by $208,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $207,798)	$202,000	202,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $884,009 (Collateralized by $843,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $903,503)	884,000	884,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $761,008 (Collateralized by $780,000 Federal Farm Credit Bank, 1.20%, 6/16/11, market value $778,181)	761,000	761,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $202,002 (Collateralized by $201,000 Federal National Mortgage Association, 3.25%, 2/10/10, market value $207,279)	202,000	202,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,049,000)		2,049,000

TOTAL INVESTMENT SECURITIES (Cost $5,857,723)—100.7%		6,036,089
Net other assets (liabilities)—(0.7)%		(43,114)

NET ASSETS—100.0%		$5,992,975

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $1,200,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Consumer Goods Index	$4,218,670	$64,229
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer Goods Index	794,320	11,678

Consumer Goods UltraSector ProFund invested in the following industries as of July 31, 2009:

	Value	% of Net Assets
Agriculture	$480,634	8.2%
Apparel	155,612	2.5%
Auto Manufacturers	94,128	1.6%
Auto Parts & Equipment	97,915	1.8%
Beverages	864,483	14.3%
Biotechnology	2,582	NM
Commercial Services	342,972	5.7%
Cosmetics/Personal Care	824,156	13.7%
Distribution/Wholesale	38,881	0.8%
Electrical Components & Equipment	16,592	0.3%
Electronics	20,035	0.3%
Environmental Control	2,090	NM
Food	533,930	8.7%
Hand/Machine Tools	28,141	0.4%
Home Builders	80,103	1.6%
Home Furnishings	29,311	0.5%
Household Products/Wares	166,371	2.7%
Housewares	13,333	0.2%
Leisure Time	28,314	0.4%
Machinery—Diversified	3,176	0.1%
Miscellaneous Manufacturing	16,498	0.4%
Office Furnishings	8,983	0.1%
Pharmaceuticals	19,716	0.3%
Retail	6,927	0.2%
Software	55,343	0.8%
Textiles	11,451	0.2%
Toys/Games/Hobbies	45,412	0.7%
Other**	2,005,886	33.5%

Total	$5,992,975	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Consumer Goods UltraSector ProFund	Schedule of Portfolio Investments July 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Common Stocks	$3,987,089	$ —	$3,987,089
Repurchase Agreements	—	2,049,000	2,049,000

Total Investment Securities	3,987,089	2,049,000	6,036,089

Other Financial Instruments*	—	75,907	75,907

Total Investments	$3,987,089	$2,124,907	$6,111,996

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Consumer Services UltraSector ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks (69.8%)
	Shares	Value
99 Cents Only Stores* (Retail)	42	$ 615
Aaron’s, Inc. (Commercial Services)	63	1,731
Abercrombie & Fitch Co.—Class A (Retail)	126	3,602
Advance Auto Parts, Inc. (Retail)	126	5,825
Aeropostale, Inc.* (Retail)	84	3,058
Alaska Air Group, Inc.* (Airlines)	42	969
Amazon.com, Inc.* (Internet)	420	36,019
American Eagle Outfitters, Inc. (Retail)	252	3,626
AmerisourceBergen Corp. (Pharmaceuticals)	420	8,282
AMR Corp.* (Airlines)	399	2,135
AnnTaylor Stores Corp.* (Retail)	84	1,014
Apollo Group, Inc.—Class A* (Commercial Services)	189	13,049
Arbitron, Inc. (Commercial Services)	42	684
Ascent Media Corp.—Class A* (Entertainment)	21	582
AutoNation, Inc.* (Retail)	105	2,171
AutoZone, Inc.* (Retail)	42	6,450
Avid Technology, Inc.* (Software)	42	515
Bally Technologies, Inc.* (Entertainment)	84	3,042
Barnes & Noble, Inc. (Retail)	63	1,451
Bed Bath & Beyond, Inc.* (Retail)	357	12,406
Best Buy Co., Inc. (Retail)	462	17,265
Big Lots, Inc.* (Retail)	105	2,419
BJ’s Wholesale Club, Inc.* (Retail)	84	2,801
Bob Evans Farms, Inc. (Retail)	42	1,219
Boyd Gaming Corp.* (Lodging)	84	772
Brinker International, Inc. (Retail)	147	2,446
Brown Shoe Co., Inc. (Retail)	63	488
Burger King Holdings, Inc. (Retail)	126	2,145
Cablevision Systems Corp.—Class A (Media)	336	6,878
Cardinal Health, Inc. (Pharmaceuticals)	504	16,783
Career Education Corp.* (Commercial Services)	126	2,888
Carmax, Inc.* (Retail)	273	4,404
Carnival Corp.—Class A (Leisure Time)	588	16,458
Casey’s General Stores, Inc. (Retail)	63	1,728
CBS Corp.—Class B (Media)	819	6,708
CEC Entertainment, Inc.* (Retail)	42	1,225
Cheesecake Factory, Inc.* (Retail)	84	1,627
Chemed Corp. (Commercial Services)	21	926
Chico’s FAS, Inc.* (Retail)	252	2,890
Chipotle Mexican Grill, Inc.—Class A* (Retail)	21	1,970
Chipotle Mexican Grill, Inc.—Class B* (Retail)	21	1,717
Choice Hotels International, Inc. (Lodging)	42	1,170
Collective Brands, Inc.* (Retail)	84	1,337
Comcast Corp.—Special Class A (Media)	3,990	59,291
Continental Airlines, Inc.—Class B* (Airlines)	168	1,877
Copart, Inc.* (Retail)	105	3,708
Corinthian Colleges, Inc.* (Commercial Services)	105	1,621
Costco Wholesale Corp. (Retail)	609	30,146
Cracker Barrel Old Country Store, Inc. (Retail)	21	606
CTC Media, Inc.* (Media)	63	779
CVS Corp. (Retail)	1,995	66,793
Darden Restaurants, Inc. (Retail)	168	5,442
Delta Air Lines, Inc.* (Airlines)	1,071	7,422
DeVry, Inc. (Commercial Services)	84	4,178
Dick’s Sporting Goods, Inc.* (Retail)	126	2,501
Dillards, Inc.—Class A (Retail)	84	891
DIRECTV Group, Inc.* (Media)	630	16,317
Discovery Communications, Inc.—Class A* (Media)	189	4,631
Discovery Communications, Inc.—Class C* (Media)	189	4,234

Common Stocks, continued
	Shares	Value
DISH Network Corp.—Class A* (Media)	294	$4,983
Dolby Laboratories, Inc.—Class A* (Electronics)	63	2,623
Dollar Tree, Inc.* (Retail)	126	5,811
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	105	3,309
Dress Barn, Inc.* (Retail)	63	982
Dun & Bradstreet Corp. (Software)	84	6,047
eBay, Inc.* (Internet)	1,533	32,576
Expedia, Inc.* (Internet)	294	6,089
FactSet Research Systems, Inc. (Computers)	63	3,572
Family Dollar Stores, Inc. (Retail)	189	5,938
Foot Locker, Inc. (Retail)	210	2,327
Fred’s, Inc. (Retail)	42	566
GameStop Corp.—Class A* (Retail)	231	5,057
Gannett Co., Inc. (Media)	315	2,205
Gaylord Entertainment Co.* (Lodging)	42	599
Genesco, Inc.* (Retail)	21	456
Group 1 Automotive, Inc. (Retail)	42	1,237
GUESS?, Inc. (Apparel)	84	2,442
H & R Block, Inc. (Commercial Services)	462	7,711
Harte-Hanks, Inc. (Advertising)	63	682
Hertz Global Holdings, Inc.* (Commercial Services)	252	2,379
Hillenbrand, Inc. (Commercial Services)	84	1,522
Home Depot, Inc. (Retail)	2,352	61,011
HSN, Inc.* (Retail)	63	638
IHS, Inc.—Class A* (Computers)	63	3,146
Interactive Data Corp. (Commercial Services)	42	956
International Game Technology (Entertainment)	420	8,295
International Speedway Corp. (Entertainment)	42	1,074
Interpublic Group of Cos., Inc.* (Advertising)	672	3,501
Interval Leisure Group, Inc.* (Leisure Time)	63	665
ITT Educational Services, Inc.* (Commercial Services)	63	6,133
J. Crew Group, Inc.* (Retail)	63	1,774
J.C. Penney Co., Inc. (Retail)	273	8,231
Jack in the Box, Inc.* (Retail)	84	1,772
JetBlue Airways Corp.* (Airlines)	357	1,824
John Wiley & Sons, Inc. (Media)	63	2,009
Kohls Corp.* (Retail)	399	19,371
Kroger Co. (Food)	840	17,959
Lamar Advertising Co.* (Advertising)	84	1,767
Las Vegas Sands Corp.* (Lodging)	609	5,694
Liberty Global, Inc.—Class A* (Media)	189	3,960
Liberty Global, Inc.—Series C* (Media)	189	3,939
Liberty Media Corp.—Entertainment Series A* (Media)	693	19,383
Liberty Media Holding Corp.—Capital Series A* (Media)	126	1,837
Liberty Media Holding Corp.—Interactive Series A* (Internet)	777	5,175
Life Time Fitness, Inc.* (Leisure Time)	63	1,603
Limited, Inc. (Retail)	378	4,891
Live Nation, Inc.* (Commercial Services)	126	736
Lowe’s Cos., Inc. (Retail)	2,037	45,751
Macy’s, Inc. (Retail)	588	8,179
Marriott International, Inc.—Class A (Lodging)	421	9,068
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	42	1,313
McDonald’s Corp. (Retail)	1,554	85,563
McGraw-Hill Cos., Inc. (Media)	441	13,825
McKesson Corp. (Commercial Services)	378	19,335

See accompanying notes to the financial statements.

PROFUNDS Consumer Services UltraSector ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks, continued
	Shares	Value
Meredith Corp. (Media)	42	$1,112
MGM Grand, Inc.* (Commercial Services)	336	2,429
Morningstar, Inc.* (Commercial Services)	21	930
Netflix, Inc.* (Internet)	63	2,768
News Corp.—Class A (Media)	3,129	32,323
Nordstrom, Inc. (Retail)	231	6,108
O’Reilly Automotive, Inc.* (Retail)	189	7,685
Office Depot, Inc.* (Retail)	378	1,720
OfficeMax, Inc. (Retail)	105	978
Omnicare, Inc. (Pharmaceuticals)	168	4,010
Omnicom Group, Inc. (Advertising)	441	14,994
Orient-Express Hotels, Ltd.—Class A (Lodging)	105	929
P.F. Chang’s China Bistro, Inc.* (Retail)	21	712
Panera Bread Co.—Class A* (Retail)	42	2,308
Papa John’s International, Inc.* (Retail)	21	534
Penn National Gaming* (Entertainment)	84	2,664
PetSmart, Inc. (Retail)	168	3,758
Pinnacle Entertainment, Inc.* (Entertainment)	84	843
Polo Ralph Lauren Corp. (Apparel)	84	5,296
Pre-Paid Legal Services, Inc. (Commercial Services)	21	1,024
Priceline.com, Inc.* (Internet)	63	8,166
RadioShack Corp. (Retail)	168	2,606
Regal Entertainment Group—Class A (Entertainment)	105	1,306
Regis Corp. (Retail)	63	861
Rent-A-Center, Inc.* (Commercial Services)	84	1,744
Rite Aid Corp.* (Retail)	840	1,226
Rollins, Inc. (Commercial Services)	63	1,155
Ross Stores, Inc. (Retail)	168	7,407
Royal Caribbean Cruises, Ltd. (Leisure Time)	189	2,744
Ruddick Corp. (Food)	63	1,481
Safeway, Inc. (Food)	588	11,131
Saks, Inc.* (Retail)	168	860
Sally Beauty Holdings, Inc.* (Retail)	126	879
Scholastic Corp. (Media)	42	947
Scientific Games Corp.—Class A* (Entertainment)	105	1,892
Scripps Networks Interactive—Class A (Entertainment)	126	4,067
Sears Holdings Corp.* (Retail)	84	5,573
Service Corp. International (Commercial Services)	357	2,256
Signet Jewelers, Ltd. (Retail)	126	2,782
SkyWest, Inc. (Airlines)	84	1,065
Sonic Corp.* (Retail)	84	927
Sotheby’s (Commercial Services)	84	1,266
Southwest Airlines Co. (Airlines)	1,029	8,078
Staples, Inc. (Retail)	987	20,747
Starbucks Corp.* (Retail)	1,008	17,842
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	231	5,454
Stewart Enterprises, Inc.—Class A (Commercial Services)	105	513
Strayer Education, Inc. (Commercial Services)	21	4,460
SuperValu, Inc. (Food)	315	4,671
Sysco Corp. (Food)	819	19,459
Target Corp. (Retail)	945	41,221
The Buckle, Inc. (Retail)	42	1,299
The Cato Corp.—Class A (Retail)	42	835
The Children’s Place Retail Stores, Inc.* (Retail)	42	1,376
The Gap, Inc. (Retail)	714	11,652
The Gymboree Corp.* (Apparel)	42	1,671

Common Stocks, continued
	Shares	Value
The Men’s Wearhouse, Inc. (Retail)	63	$1,361
The New York Times Co.—Class A (Media)	168	1,322
The Pep Boys—Manny, Moe & Jack (Retail)	63	626
Ticketmaster Entertainment, Inc.* (Commercial Services)	63	510
Tiffany & Co. (Retail)	168	5,011
Time Warner Cable, Inc.* (Media)	483	15,968
Time Warner, Inc. (Media)	1,659	44,229
TJX Cos., Inc. (Retail)	567	20,542
Tractor Supply Co.* (Retail)	42	2,015
UAL Corp.* (Airlines)	210	865
United Natural Foods, Inc.* (Food)	63	1,703
Urban Outfitters, Inc.* (Retail)	189	4,544
Vail Resorts, Inc.* (Entertainment)	42	1,202
ValueClick, Inc.* (Internet)	126	1,449
VCA Antech, Inc.* (Pharmaceuticals)	126	3,223
Viacom, Inc.—Class A* (Media)	21	518
Viacom, Inc.—Class B* (Media)	756	17,509
Wal-Mart Stores, Inc. (Retail)	3,108	155,027
Walgreen Co. (Retail)	1,386	43,035
Walt Disney Co. (Media)	2,415	60,665
Washington Post Co.—Class B (Media)	21	9,482
Weight Watchers International, Inc. (Commercial Services)	42	1,171
Wendy’s/Arby’s Group, Inc.—Class A (Retail—Restaurants)	609	2,789
Whole Foods Market, Inc.* (Food)	189	4,572
Williams Sonoma, Inc. (Retail)	126	1,772
WMS Industries, Inc.* (Leisure Time)	63	2,278
Wyndham Worldwide Corp. (Lodging)	252	3,515
Wynn Resorts, Ltd.* (Lodging)	105	5,373
YUM! Brands, Inc. (Retail)	651	23,084

TOTAL COMMON STOCKS (Cost $1,421,108)		1,615,522

Repurchase Agreements (44.9%)
	Principal Amount
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $101,001 (Collateralized by $105,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $104,898)	$101,000	101,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $451,005 (Collateralized by $431,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $461,993)	451,000	451,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $386,004 (Collateralized by $396,000 Federal Farm Credit Bank, 1.20%, 6/16/11, market value $395,077)	386,000	386,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $101,001 (Collateralized by $101,000 Federal National Mortgage Association, 3.25%, 2/10/10, market value $104,155)	101,000	101,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,039,000)		1,039,000

See accompanying notes to the financial statements.

PROFUNDS Consumer Services UltraSector ProFund	Schedule of Portfolio Investments July 31, 2009

Value
TOTAL INVESTMENT SECURITIES (Cost $2,460,108)—114.7%	$2,654,522
Net other assets (liabilities)—(14.7)%	(341,038)

NET ASSETS—100.0%	$2,313,484

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $350,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Consumer Services Index	$880,500	$8,141
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer Services Index	979,807	8,306

Consumer Services UltraSector ProFund invested in the following industries as of July 31, 2009:

	Value	% of Net Assets
Advertising	$20,944	0.9%
Airlines	24,235	0.9%
Apparel	9,409	0.4%
Commercial Services	81,307	3.4%
Computers	6,718	0.3%
Electronics	2,623	0.1%
Entertainment	28,276	1.2%
Food	60,976	2.7%
Internet	92,242	4.1%
Leisure Time	23,748	1.0%
Lodging	32,574	1.3%
Media	335,054	14.5%
Miscellaneous Manufacturing	1,313	0.1%
Pharmaceuticals	32,298	1.4%
Retail	854,454	37.1%
Retail—Restaurants	2,789	0.1%
Software	6,562	0.3%
Other**	697,962	30.2%

Total	$2,313,484	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Common Stocks	$1,615,522	$ —	$1,615,522
Repurchase Agreements	—	1,039,000	1,039,000

Total Investment Securities	1,615,522	1,039,000	2,654,522

Other Financial Instruments*	—	16,447	16,447

Total Investments	$1,615,522	$1,055,447	$2,670,969

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Financials UltraSector ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks (50.4%)
	Shares	Value
ACE, Ltd. (Insurance)	1,353	$66,378
Affiliated Managers Group, Inc.* (Diversified Financial Services)	123	8,120
AFLAC, Inc. (Insurance)	1,845	69,852
Alexandria Real Estate Equities, Inc. (REIT)	123	4,688
Allied World Assurance Holdings, Ltd. (Insurance)	123	5,346
Allstate Corp. (Insurance)	2,091	56,269
AMB Property Corp. (REIT)	615	12,183
Ambac Financial Group, Inc. (Insurance)	1,230	923
American Campus Communities, Inc. (REIT)	246	5,641
American Express Co. (Diversified Financial Services)	4,182	118,476
American Financial Group, Inc. (Insurance)	369	9,000
American International Group, Inc. (Insurance)	492	6,465
American National Insurance Co. (Insurance)	123	9,723
AmeriCredit Corp.* (Diversified Financial Services)	246	3,860
Ameriprise Financial, Inc. (Diversified Financial Services)	984	27,355
Annaly Mortgage Management, Inc. (REIT)	2,214	37,306
AON Corp. (Insurance)	984	38,819
Apartment Investment and Management Co.—Class A (REIT)	492	4,615
Arch Capital Group, Ltd.* (Insurance)	246	15,299
Argo Group International Holdings, Ltd.* (Insurance)	123	4,133
Arthur J. Gallagher & Co. (Insurance)	369	8,450
Aspen Insurance Holdings, Ltd. (Insurance)	246	6,118
Associated Banc-Corp (Banks)	492	5,333
Assurant, Inc. (Insurance)	492	12,556
Assured Guaranty, Ltd. (Insurance)	246	3,437
Astoria Financial Corp. (Savings & Loans)	369	3,583
Avalonbay Communities, Inc. (REIT)	369	21,476
Axis Capital Holdings, Ltd. (Insurance)	615	17,503
BancorpSouth, Inc. (Banks)	369	8,303
Bank of America Corp. (Banks)	30,504	451,154
Bank of Hawaii Corp. (Banks)	246	9,439
Bank of New York Mellon Corp. (Banks)	4,797	131,150
BB&T Corp. (Banks)	2,583	59,099
BioMed Realty Trust, Inc. (REIT)	369	4,310
BlackRock, Inc.—Class A (Diversified Financial Services)	123	23,436
BOK Financial Corp. (Banks)	123	5,152
Boston Properties, Inc. (REIT)	492	26,027
Brandywine Realty Trust (REIT)	492	4,025
BRE Properties, Inc.—Class A (REIT)	246	5,838
Brookfield Properties Corp. (Real Estate)	861	8,145
Brown & Brown, Inc. (Insurance)	492	9,437
Camden Property Trust (REIT)	246	7,259
Capital One Financial Corp. (Diversified Financial Services)	1,845	56,641
CapitalSource, Inc. (Diversified Financial Services)	984	4,566
Capitol Federal Financial (Savings & Loans)	123	4,530
Cathay Bancorp, Inc. (Banks)	246	2,244
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	861	9,385
CBL & Associates Properties, Inc. (REIT)	492	2,922
Chimera Investment Corp. (REIT)	2,460	8,807
Chubb Corp. (Insurance)	1,353	62,482
Cincinnati Financial Corp. (Insurance)	615	14,852
Citigroup, Inc. (Diversified Financial Services)	45,264	143,487

Common Stocks, continued
	Shares	Value
City National Corp. (Banks)	123	$4,851
CME Group, Inc. (Diversified Financial Services)	246	68,592
Colonial Properties Trust (REIT)	246	1,963
Comerica, Inc. (Banks)	615	14,662
Commerce Bancshares, Inc. (Banks)	246	9,018
Corporate Office Properties Trust (REIT)	246	8,342
Cousins Properties, Inc. (REIT)	123	1,060
Cullen/Frost Bankers, Inc. (Banks)	246	11,815
DCT Industrial Trust, Inc. (REIT)	738	3,365
Delphi Financial Group, Inc.—Class A (Insurance)	123	2,931
Developers Diversified Realty Corp. (REIT)	492	2,760
DiamondRock Hospitality Co. (REIT)	492	3,326
Digital Realty Trust, Inc. (REIT)	246	9,975
Discover Financial Services (Diversified Financial Services)	2,214	26,302
Douglas Emmett, Inc. (REIT)	492	4,999
Duke-Weeks Realty Corp. (REIT)	861	8,171
E* TRADE Financial Corp.* (Diversified Financial Services)	4,059	6,089
East West Bancorp, Inc. (Banks)	246	2,175
Eaton Vance Corp. (Diversified Financial Services)	492	14,081
Endurance Specialty Holdings, Ltd. (Insurance)	246	8,209
Entertainment Properties Trust (REIT)	123	3,359
Equifax, Inc. (Commercial Services)	492	12,817
Equity Lifestyle Properties, Inc. (REIT)	123	5,125
Equity Residential Properties Trust (REIT)	1,107	26,568
Erie Indemnity Co.—Class A (Insurance)	123	4,606
Essex Property Trust, Inc. (REIT)	123	7,996
Everest Re Group, Ltd. (Insurance)	246	19,734
F.N.B. Corp. (Banks)	369	2,863
Federal Realty Investment Trust (REIT)	246	14,034
Federated Investors, Inc.—Class B (Diversified Financial Services)	369	9,568
Fidelity National Title Group, Inc.—Class A (Insurance)	984	14,120
Fifth Third Bancorp (Banks)	2,337	22,201
First American Financial Corp. (Insurance)	369	10,904
First BanCorp (Banks)	369	1,144
First Financial Bankshares, Inc. (Banks)	123	6,478
First Horizon National Corp.* (Banks)	862	11,051
First Midwest Bancorp, Inc. (Banks)	246	2,057
First Niagara Financial Group, Inc. (Savings & Loans)	615	8,087
FirstMerit Corp. (Banks)	371	6,930
Forest City Enterprises, Inc.—Class A (Real Estate)	492	3,513
Forestar Group, Inc.* (Real Estate)	123	1,601
Franklin Resources, Inc. (Diversified Financial Services)	615	54,538
Franklin Street Properties Corp. (REIT)	246	3,508
Fulton Financial Corp. (Banks)	738	4,989
Genworth Financial, Inc.—Class A (Diversified Financial Services)	1,722	11,882
Glacier Bancorp, Inc. (Banks)	246	3,830
GLG Partners, Inc. (Diversified Financial Services)	738	2,974
Hancock Holding Co. (Banks)	123	4,968
Hanover Insurance Group, Inc. (Insurance)	246	9,670
Hartford Financial Services Group, Inc. (Insurance)	1,353	22,311
Hatteras Financial Corp. (REIT)	123	3,485
HCC Insurance Holdings, Inc. (Insurance)	492	12,349

See accompanying notes to the financial statements.

PROFUNDS Financials UltraSector ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks, continued
	Shares	Value
HCP, Inc. (REIT)	1,107	$28,516
Health Care REIT, Inc. (REIT)	492	19,710
Healthcare Realty Trust, Inc. (REIT)	246	4,775
Highwoods Properties, Inc. (REIT)	246	6,300
Home Properties, Inc. (REIT)	123	4,391
Horace Mann Educators Corp. (Insurance)	123	1,396
Hospitality Properties Trust (REIT)	369	5,827
Host Marriott Corp. (REIT)	2,337	21,220
HRPT Properties Trust (REIT)	861	4,150
Hudson City Bancorp, Inc. (Savings & Loans)	1,968	27,670
Huntington Bancshares, Inc. (Banks)	2,214	9,055
IntercontinentalExchange, Inc.* (Diversified Financial Services)	246	23,139
International Bancshares Corp. (Banks)	246	3,242
Invesco, Ltd. (Diversified Financial Services)	1,599	31,580
Investment Technology Group, Inc.* (Diversified Financial Services)	123	2,749
IPC Holdings, Ltd. (Insurance)	246	7,119
J.P. Morgan Chase & Co. (Diversified Financial Services)	14,883	575,228
Janus Capital Group, Inc. (Diversified Financial Services)	615	8,401
Jefferies Group, Inc.* (Diversified Financial Services)	492	11,247
Jones Lang LaSalle, Inc. (Real Estate)	123	4,669
KBW, Inc.* (Diversified Financial Services)	123	3,590
KeyCorp (Banks)	2,829	16,352
Kilroy Realty Corp. (REIT)	123	2,903
Kimco Realty Corp. (REIT)	1,476	14,524
LaSalle Hotel Properties (REIT)	246	3,668
Lazard, Ltd.—Class A (Diversified Financial Services)	246	9,100
Legg Mason, Inc. (Diversified Financial Services)	615	17,306
Lexington Realty Trust (REIT)	379	1,622
Liberty Property Trust (REIT)	369	10,247
Lincoln National Corp. (Insurance)	984	20,851
Loews Corp. (Insurance)	1,476	44,310
M&T Bank Corp. (Banks)	246	14,347
Mack-Cali Realty Corp. (REIT)	246	6,866
Marsh & McLennan Cos., Inc. (Insurance)	2,091	42,698
Marshall & Ilsley Corp. (Banks)	984	5,943
MasterCard, Inc.—Class A (Software)	369	71,597
Max Capital Group, Ltd. (Insurance)	246	4,913
MB Financial, Inc. (Banks)	123	1,691
MBIA, Inc.* (Insurance)	615	2,577
Mercury General Corp. (Insurance)	123	4,314
MetLife, Inc. (Insurance)	2,337	79,341
MF Global, Ltd.* (Diversified Financial Services)	369	2,354
MFA Financial, Inc. (REIT)	861	6,371
MGIC Investment Corp. (Insurance)	492	3,247
Mid-America Apartment Communities, Inc. (REIT)	123	4,879
Montpelier Re Holdings, Ltd. (Insurance)	369	5,786
Moody’s Corp. (Commercial Services)	738	17,520
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	4,797	136,714
MSCI, Inc.—Class A* (Software)	369	10,314
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	615	12,995
National Financial Partners (Diversified Financial Services)	123	923

Common Stocks, continued
	Shares	Value
National Penn Bancshares, Inc. (Banks)	369	$1,838
National Retail Properties, Inc. (REIT)	369	7,273
Nationwide Health Properties, Inc. (REIT)	369	10,708
New York Community Bancorp (Savings & Loans)	1,353	14,802
NewAlliance Bancshares, Inc. (Savings & Loans)	369	4,520
Northern Trust Corp. (Banks)	984	58,853
NYSE Euronext (Diversified Financial Services)	984	26,519
Old National Bancorp (Banks)	246	2,780
Old Republic International Corp. (Insurance)	861	8,903
OMEGA Healthcare Investors, Inc. (REIT)	369	6,166
optionsXpress Holdings, Inc. (Diversified Financial Services)	123	2,223
PacWest Bancorp (Banks)	123	1,978
PartnerRe, Ltd. (Insurance)	246	16,873
People’s United Financial, Inc. (Banks)	738	11,992
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	123	5,641
Platinum Underwriters Holdings, Ltd. (Insurance)	246	8,303
Plum Creek Timber Co., Inc. (Forest Products & Paper)	615	19,237
PNC Financial Services Group (Banks)	1,722	63,129
Popular, Inc. (Banks)	984	1,250
Post Properties, Inc. (REIT)	123	1,742
Potlatch Corp. (Forest Products & Paper)	123	3,637
Principal Financial Group, Inc. (Insurance)	1,107	26,236
PrivateBancorp, Inc. (Banks)	123	3,054
ProAssurance Corp.* (Insurance)	123	6,246
Progressive Corp.* (Insurance)	2,583	40,243
ProLogis (REIT)	1,722	15,136
Prosperity Bancshares, Inc. (Banks)	123	4,122
Protective Life Corp. (Insurance)	369	5,517
Provident Financial Services, Inc. (Savings & Loans)	246	2,913
Prudential Financial, Inc. (Insurance)	1,722	76,233
Public Storage, Inc. (REIT)	492	35,704
Raymond James Financial Corp. (Diversified Financial Services)	369	7,572
Rayonier, Inc. (Forest Products & Paper)	369	14,387
Realty Income Corp. (REIT)	369	8,701
Redwood Trust, Inc. (REIT)	246	3,998
Regency Centers Corp. (REIT)	369	11,838
Regions Financial Corp. (Banks)	4,428	19,572
Reinsurance Group of America, Inc. (Insurance)	246	10,209
RenaissanceRe Holdings (Insurance)	246	12,361
RLI Corp. (Insurance)	123	6,102
SEI Investments Co. (Software)	615	11,623
Selective Insurance Group, Inc. (Insurance)	246	3,675
Senior Housing Properties Trust (REIT)	492	9,181
Simon Property Group, Inc. (REIT)	1,107	61,682
SL Green Realty Corp. (REIT)	246	6,342
SLM Corp.* (Diversified Financial Services)	1,845	16,402
St. Joe Co.* (Real Estate)	369	10,391
StanCorp Financial Group, Inc. (Insurance)	246	8,467
State Street Corp. (Banks)	1,968	98,990
Sterling Bancshares, Inc. (Banks)	369	2,978
Stifel Financial Corp.* (Diversified Financial Services)	123	6,141
Sunstone Hotel Investors, Inc. (REIT)	246	1,368
SunTrust Banks, Inc. (Banks)	1,845	35,977
Susquehanna Bancshares, Inc. (Banks)	369	1,941
SVB Financial Group* (Banks)	123	4,336

See accompanying notes to the financial statements.

PROFUNDS Financials UltraSector ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks, continued
	Shares	Value
SWS Group, Inc. (Diversified Financial Services)	123	$1,692
Synovus Financial Corp. (Banks)	1,107	3,886
T. Rowe Price Group, Inc. (Diversified Financial Services)	984	45,963
Tanger Factory Outlet Centers, Inc. (REIT)	123	4,371
Taubman Centers, Inc. (REIT)	246	6,546
TCF Financial Corp. (Banks)	492	6,957
TD Ameritrade Holding Corp.* (Diversified Financial Services)	861	15,963
TFS Financial Corp. (Savings & Loans)	369	4,096
The Charles Schwab Corp. (Diversified Financial Services)	3,813	68,138
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,722	281,203
The Macerich Co. (REIT)	369	7,258
The Travelers Cos., Inc. (Insurance)	2,337	100,655
Torchmark Corp. (Insurance)	369	14,413
Tower Group, Inc. (Insurance)	123	3,071
Transatlantic Holdings, Inc. (Insurance)	246	11,638
TrustCo Bank Corp. NY (Banks)	246	1,547
Trustmark Corp. (Banks)	246	4,895
U.S. Bancorp (Banks)	7,011	143,095
UDR, Inc. (REIT)	615	6,427
UMB Financial Corp. (Banks)	123	5,132
Umpqua Holdings Corp. (Banks)	246	2,386
United Bankshares, Inc. (Banks)	123	2,492
United Community Banks, Inc.* (Banks)	246	1,656
Unitrin, Inc. (Insurance)	123	1,622
UnumProvident Corp. (Insurance)	1,353	25,396
Validus Holdings, Ltd. (Insurance)	123	2,792
Valley National Bancorp (Banks)	615	7,823
Ventas, Inc. (REIT)	615	21,709
Visa, Inc.—Class A (Commercial Services)	1,845	120,774
Vornado Realty Trust (REIT)	615	31,377
W.R. Berkley Corp. (Insurance)	615	14,286
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	369	10,469
Washington Federal, Inc. (Savings & Loans)	369	5,140
Washington REIT (REIT)	246	6,295
Webster Financial Corp. (Banks)	246	2,782
Weingarten Realty Investors (REIT)	492	7,592
Wells Fargo & Co. (Banks)	18,081	442,261
Westamerica Bancorp (Banks)	123	6,428
Western Union Co. (Commercial Services)	2,829	49,451
Whitney Holding Corp. (Banks)	246	2,155
Willis Group Holdings, Ltd. (Insurance)	615	15,326
Wilmington Trust Corp. (Banks)	246	2,827
Wintrust Financial Corp. (Banks)	123	3,216
XL Capital, Ltd.—Class A (Insurance)	1,353	19,050
Zenith National Insurance Corp. (Insurance)	123	2,936
Zions Bancorp (Banks)	492	6,681

TOTAL COMMON STOCKS (Cost $3,901,744)		5,987,663

Repurchase Agreements (49.6%)
	Principal Amount	Value
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $582,005 (Collateralized by $595,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $594,423)	$582,000	$582,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $2,531,025 (Collateralized by $2,410,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $2,582,968)	2,531,000	2,531,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $2,189,022 (Collateralized by $2,146,000 of various U.S. Government Agency Obligations, 1.20%-4.13%, 6/16/11-9/27/13, market value $2,233,834)	2,189,000	2,189,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $582,005 (Collateralized by $577,000 Federal National Mortgage Association, 3.25%, 2/10/10, market value $595,024)	582,000	582,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,884,000)		5,884,000

TOTAL INVESTMENT SECURITIES (Cost $9,785,744)—100.0%		11,871,663
Net other assets (liabilities)—NM		(1,235)

NET ASSETS—100.0%		$11,870,428

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $2,600,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.
NM	Not meaningful, amount is less than 0.05%.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Financials Index	$7,465,905	$51,437
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Financials Index	4,392,106	30,266

See accompanying notes to the financial statements.

PROFUNDS Financials UltraSector ProFund	Schedule of Portfolio Investments July 31, 2009

Financials UltraSector ProFund invested in the following industries as of July 31, 2009:

	Value	% of Net Assets
Banks	$1,790,545	14.7%
Commercial Services	200,562	1.7%
Diversified Financial Services	1,903,219	16.3%
Forest Products & Paper	37,261	0.3%
Insurance	1,178,981	10.2%
REIT	670,516	5.7%
Real Estate	37,704	0.3%
Savings & Loans	75,341	0.4%
Software	93,534	0.8%
Other**	5,882,765	49.6%

Total	$11,870,428	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Common Stocks	$5,987,663	$ —	$ 5,987,663
Repurchase Agreements	—	5,884,000	5,884,000

Total Investment Securities	5,987,663	5,884,000	11,871,663

Other Financial Instruments*	—	81,703	81,703

Total Investments	$5,987,663	$5,965,703	$11,953,366

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Health Care UltraSector ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks (73.9%)
	Shares	Value
Abbott Laboratories (Pharmaceuticals)	6,716	$302,153
Acorda Therapeutics, Inc.* (Biotechnology)	146	3,688
Aetna, Inc. (Healthcare—Services)	1,971	53,158
Affymetrix, Inc.* (Biotechnology)	292	2,581
Alcon, Inc. (Healthcare—Products)	365	46,574
Alexion Pharmaceuticals, Inc.* (Biotechnology)	365	16,078
Alkermes, Inc.* (Pharmaceuticals)	438	4,520
Allergan, Inc. (Pharmaceuticals)	1,314	70,207
Amedisys, Inc.* (Healthcare—Services)	146	6,528
American Medical Systems Holdings, Inc.* (Healthcare—Products)	292	4,465
AMERIGROUP Corp.* (Healthcare—Services)	219	5,405
Amgen, Inc.* (Biotechnology)	4,380	272,918
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	584	8,591
Auxilium Pharmaceuticals, Inc.* (Healthcare—Products)	219	6,774
Bard (C.R.), Inc. (Healthcare—Products)	438	32,224
Baxter International, Inc. (Healthcare—Products)	2,628	148,140
Beckman Coulter, Inc. (Healthcare—Products)	292	18,393
Becton, Dickinson & Co. (Healthcare—Products)	1,022	66,583
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	73	5,653
Biogen Idec, Inc.* (Biotechnology)	1,241	59,010
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	438	7,188
Boston Scientific Corp.* (Healthcare—Products)	6,424	68,994
Bristol-Myers Squibb Co. (Pharmaceuticals)	8,541	185,681
Brookdale Senior Living, Inc. (Healthcare—Services)	219	2,345
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	146	3,764
Celera Corp.* (Biotechnology)	365	2,190
Celgene Corp.* (Biotechnology)	1,971	112,268
Centene Corp.* (Healthcare—Services)	219	4,229
Cephalon, Inc.* (Pharmaceuticals)	292	17,126
Cepheid, Inc.* (Healthcare—Products)	219	2,315
Charles River Laboratories International, Inc.* (Biotechnology)	292	9,656
CIGNA Corp. (Insurance)	1,168	33,171
Community Health Systems, Inc.* (Healthcare—Services)	438	12,404
Cooper Cos., Inc. (Healthcare—Products)	219	6,009
Covance, Inc.* (Healthcare—Services)	292	16,104
Coventry Health Care, Inc.* (Healthcare—Services)	657	15,111
Covidien PLC (Healthcare—Products)	2,190	82,804
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	219	4,352
DaVita, Inc.* (Healthcare—Services)	438	21,769
Dendreon Corp.* (Biotechnology)	511	12,371
DENTSPLY International, Inc. (Healthcare—Products)	657	21,911
Edwards Lifesciences Corp.* (Healthcare—Products)	219	14,325
Eli Lilly & Co. (Pharmaceuticals)	4,307	150,271
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	438	9,202
Enzon Pharmaceuticals, Inc.* (Biotechnology)	146	1,187
Express Scripts, Inc.* (Pharmaceuticals)	1,022	71,581
Forest Laboratories, Inc.* (Pharmaceuticals)	1,314	33,941
Gen-Probe, Inc.* (Healthcare—Products)	219	8,129
Genzyme Corp.* (Biotechnology)	1,168	60,607

Common Stocks, continued
	Shares	Value
Gilead Sciences, Inc.* (Pharmaceuticals)	3,942	$192,882
Haemonetics Corp.* (Healthcare—Products)	146	8,615
Health Management Associates, Inc.—Class A* (Healthcare—Services)	1,095	6,603
Health Net, Inc.* (Healthcare—Services)	438	5,926
HEALTHSOUTH Corp.* (Healthcare—Services)	365	5,256
Healthways, Inc.* (Healthcare—Services)	146	2,152
Henry Schein, Inc.* (Healthcare—Products)	365	18,754
Hill-Rom Holdings, Inc. (Healthcare—Products)	292	5,005
HMS Holdings Corp.* (Commercial Services)	146	5,606
Hologic, Inc.* (Healthcare—Products)	1,095	16,086
Hospira, Inc.* (Pharmaceuticals)	657	25,248
Humana, Inc.* (Healthcare—Services)	730	23,980
IDEXX Laboratories, Inc.* (Healthcare—Products)	292	14,547
Illumina, Inc.* (Biotechnology)	511	18,468
Immucor, Inc.* (Healthcare—Products)	292	4,865
Incyte Genomics, Inc.* (Biotechnology)	438	2,278
InterMune, Inc.* (Biotechnology)	146	2,231
Intuitive Surgical, Inc.* (Healthcare—Products)	146	33,189
Invacare Corp. (Healthcare—Products)	146	2,978
Inverness Medical Innovations, Inc.* (Healthcare—Products)	365	12,282
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	438	8,007
Johnson & Johnson (Healthcare—Products)	12,045	733,420
Kinetic Concepts, Inc.* (Healthcare—Products)	292	9,233
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,095	9,932
Laboratory Corp. of America Holdings* (Healthcare—Services)	438	29,429
Life Technologies Corp.* (Biotechnology)	730	33,237
LifePoint Hospitals, Inc.* (Healthcare—Services)	219	6,058
Lincare Holdings, Inc.* (Healthcare—Services)	292	7,645
Magellan Health Services, Inc.* (Healthcare—Services)	146	4,725
Masimo Corp.* (Healthcare—Products)	219	5,355
Medarex, Inc.* (Pharmaceuticals)	584	9,268
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,117	111,905
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	219	3,749
Mednax, Inc.* (Healthcare—Services)	219	10,151
Medtronic, Inc. (Healthcare—Products)	4,891	173,239
Merck & Co., Inc. (Pharmaceuticals)	9,198	276,032
Millipore Corp.* (Biotechnology)	219	15,242
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,314	17,332
Myriad Genetics, Inc.* (Biotechnology)	438	12,010
Nektar Therapeutics* (Biotechnology)	365	2,584
NuVasive, Inc.* (Healthcare—Products)	146	6,043
Odyssey Healthcare, Inc.* (Healthcare—Services)	146	1,701
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	219	7,866
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	219	7,400
Owens & Minor, Inc. (Distribution/Wholesale)	146	6,468
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	146	2,367
PAREXEL International Corp.* (Commercial Services)	219	3,388
Patterson Cos., Inc.* (Healthcare—Products)	438	11,108
PDL BioPharma, Inc. (Biotechnology)	511	4,206
Perrigo Co. (Pharmaceuticals)	365	9,906
Pfizer, Inc. (Pharmaceuticals)	29,346	467,482
Pharmaceutical Product Development, Inc. (Commercial Services)	511	10,613
PharMerica Corp.* (Pharmaceuticals)	146	3,060

See accompanying notes to the financial statements.

PROFUNDS Health Care UltraSector ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks, continued
	Shares	Value
PSS World Medical, Inc.* (Healthcare—Products)	292	$5,901
Psychiatric Solutions, Inc.* (Healthcare—Services)	219	5,917
Quest Diagnostics, Inc. (Healthcare—Services)	657	35,885
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	292	6,260
ResMed, Inc.* (Healthcare—Products)	365	14,965
Savient Pharmaceuticals, Inc.* (Biotechnology)	292	4,552
Schering-Plough Corp. (Pharmaceuticals)	7,081	187,717
Sepracor, Inc.* (Pharmaceuticals)	511	8,866
St. Jude Medical, Inc.* (Healthcare—Products)	1,533	57,809
STERIS Corp. (Healthcare—Products)	219	6,150
Stryker Corp. (Healthcare—Products)	1,314	51,088
Techne Corp. (Healthcare—Products)	146	9,318
Tenet Healthcare Corp.* (Healthcare—Services)	2,117	8,362
The Medicines Co.* (Pharmaceuticals)	219	1,776
Theravance, Inc.* (Pharmaceuticals)	219	3,307
Thermo Fisher Scientific, Inc.* (Electronics)	1,825	82,636
Thoratec Corp.* (Healthcare—Products)	219	5,506
United Therapeutics Corp.* (Pharmaceuticals)	73	6,761
UnitedHealth Group, Inc. (Healthcare—Services)	5,183	145,435
Universal Health Services, Inc.—Class B (Healthcare—Services)	219	12,179
Valeant Pharmaceuticals International* (Pharmaceuticals)	292	7,534
Varian Medical Systems, Inc.* (Healthcare—Products)	511	18,023
Varian, Inc.* (Electronics)	146	7,411
Vertex Pharmaceuticals, Inc.* (Biotechnology)	730	26,287
Warner Chilcott, Ltd.* (Pharmaceuticals)	365	5,511
Waters Corp.* (Electronics)	438	22,009
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	438	15,212
WellCare Health Plans, Inc.* (Healthcare—Services)	146	3,250
WellPoint, Inc.* (Healthcare—Services)	2,117	111,439
West Pharmaceutical Services, Inc. (Healthcare—Products)	146	5,329
Wyeth (Pharmaceuticals)	5,840	271,852
Zimmer Holdings, Inc.* (Healthcare—Products)	949	44,223

TOTAL COMMON STOCKS (Cost $4,909,050)		5,750,230

Repurchase Agreements (26.4%)
	Principal Amount
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $202,002 (Collateralized by $208,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $207,798)	$202,000	202,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $888,009 (Collateralized by $847,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $907,790)	888,000	888,000

Repurchase Agreements, continued
	Principal Amount	Value
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $764,008 (Collateralized by $783,000 Federal Farm Credit Bank, 1.20%, 6/16/11, market value $781,174)	$764,000	$764,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $202,002 (Collateralized by $201,000 Federal National Mortgage Association, 3.25%, 2/10/10, market value $207,279)	202,000	202,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,056,000)		2,056,000

TOTAL INVESTMENT SECURITIES (Cost $6,965,050)—100.3%		7,806,230
Net other assets (liabilities)—(0.3)%		(20,779)

NET ASSETS—100.0%		$7,785,451

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $1,200,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Health Care Index	$3,996,038	$5,525
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health Care Index	2,014,223	11,908

Health Care UltraSector ProFund invested in the following industries as of July 31, 2009:

	Value	% of Net Assets
Biotechnology	$685,562	8.7%
Commercial Services	19,607	0.2%
Distribution/Wholesale	6,468	0.1%
Electronics	112,056	1.5%
Healthcare—Products	1,800,671	23.3%
Healthcare—Services	563,146	7.5%
Insurance	33,171	0.4%
Pharmaceuticals	2,529,549	32.2%
Other**	2,035,221	26.1%

Total	$7,785,451	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS Health Care UltraSector ProFund	Schedule of Portfolio Investments July 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Common Stocks	$5,750,230	$ —	$5,750,230
Repurchase Agreements	—	2,056,000	2,056,000

Total Investment Securities	5,750,230	2,056,000	7,806,230

Other Financial Instruments*	—	17,433	17,433

Total Investments	$5,750,230	$2,073,433	$7,823,663

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Industrials UltraSector ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks (64.2%)
	Shares	Value
3M Co. (Miscellaneous Manufacturing)	1,044	$73,623
AAR Corp.* (Aerospace/Defense)	58	1,110
Accenture, Ltd.—Class A (Commercial Services)	1,015	35,596
Actuant Corp.—Class A (Miscellaneous Manufacturing)	87	1,117
Acuity Brands, Inc. (Miscellaneous Manufacturing)	58	1,712
Acxiom Corp. (Software)	116	1,119
Administaff, Inc. (Commercial Services)	29	727
Aecom Technology Corp.* (Engineering & Construction)	145	4,698
Affiliated Computer Services, Inc.—Class A* (Computers)	145	6,874
AGCO Corp.* (Machinery—Diversified)	145	4,562
Agilent Technologies, Inc.* (Electronics)	580	13,468
Albany International Corp.—Class A (Machinery—Diversified)	58	797
Alexander & Baldwin, Inc. (Transportation)	58	1,695
Alliance Data Systems Corp.* (Commercial Services)	87	4,437
Alliant Techsystems, Inc.* (Aerospace/Defense)	58	4,566
American Superconductor Corp.* (Electrical Components & Equipment)	58	1,866
Ametek, Inc. (Electrical Components & Equipment)	174	5,631
Amphenol Corp.—Class A (Electronics)	290	9,671
Anixter International, Inc.* (Telecommunications)	58	1,985
AptarGroup, Inc. (Miscellaneous Manufacturing)	116	4,051
Arkansas Best Corp. (Transportation)	29	826
Arrow Electronics, Inc.* (Electronics)	203	5,231
Astec Industries, Inc.* (Machinery—Construction & Mining)	29	785
Automatic Data Processing, Inc. (Software)	812	30,247
Avnet, Inc.* (Electronics)	232	5,661
AVX Corp. (Electronics)	87	956
Baldor Electric Co. (Hand/Machine Tools)	58	1,494
Ball Corp. (Packaging & Containers)	145	7,012
BE Aerospace, Inc.* (Aerospace/Defense)	174	2,812
Belden, Inc. (Electrical Components & Equipment)	87	1,526
Bemis Co., Inc. (Packaging & Containers)	174	4,580
Benchmark Electronics, Inc.* (Electronics)	116	1,833
Black Box Corp. (Telecommunications)	29	797
Boeing Co. (Aerospace/Defense)	1,073	46,042
Brady Corp.—Class A (Electronics)	87	2,559
Brink’s Home Security Holdings, Inc.* (Commercial Services)	87	2,594
Broadridge Financial Solutions, Inc. (Software)	232	4,007
Bucyrus International, Inc.—Class A (Machinery—Construction & Mining)	116	3,420
Burlington Northern Santa Fe Corp. (Transportation)	464	36,466
C.H. Robinson Worldwide, Inc. (Transportation)	290	15,814
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	87	2,727
Caterpillar, Inc. (Machinery—Construction & Mining)	986	43,443
Ceradyne, Inc.* (Miscellaneous Manufacturing)	29	523
Checkpoint Systems, Inc.* (Electronics)	58	1,005
Cintas Corp. (Textiles)	203	5,112
Clarcor, Inc. (Miscellaneous Manufacturing)	87	2,881
Clean Harbors, Inc.* (Environmental Control)	29	1,513
Cognex Corp. (Machinery—Diversified)	58	957
Commscope, Inc.* (Telecommunications)	145	3,712
Con-way, Inc. (Transportation)	87	3,963
Convergys Corp.* (Commercial Services)	203	2,174

Common Stocks, continued
	Shares	Value
Cooper Industries, Ltd.—Class A (Miscellaneous Manufacturing)	290	$9,555
Corrections Corp. of America* (Commercial Services)	203	3,504
Crane Co. (Miscellaneous Manufacturing)	87	1,846
Crown Holdings, Inc.* (Packaging & Containers)	261	6,551
CSX Corp. (Transportation)	638	25,597
Cummins, Inc. (Machinery—Diversified)	290	12,473
Curtiss-Wright Corp. (Aerospace/Defense)	87	2,874
CyberSource Corp.* (Internet)	116	2,011
Danaher Corp. (Miscellaneous Manufacturing)	406	24,863
Deere & Co. (Machinery—Diversified)	696	30,443
Deluxe Corp. (Commercial Services)	87	1,362
Dionex Corp.* (Electronics)	29	1,911
Donaldson Co., Inc. (Miscellaneous Manufacturing)	116	4,409
Dover Corp. (Miscellaneous Manufacturing)	319	10,849
Eagle Materials, Inc.—Class A (Building Materials)	58	1,583
Eaton Corp. (Miscellaneous Manufacturing)	261	13,551
EMCOR Group, Inc.* (Engineering & Construction)	116	2,798
Emerson Electric Co. (Electrical Components & Equipment)	1,247	45,366
EnerSys* (Electrical Components & Equipment)	58	1,148
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	29	1,192
Esterline Technologies Corp.* (Aerospace/Defense)	58	1,649
Expeditors International of Washington, Inc. (Transportation)	348	11,808
Fastenal Co. (Distribution/Wholesale)	232	8,252
FedEx Corp. (Transportation)	464	31,478
Fidelity National Information Services, Inc. (Software)	319	7,471
Fiserv, Inc.* (Software)	261	12,374
Flextronics International, Ltd.* (Electronics)	1,334	7,097
FLIR Systems, Inc.* (Electronics)	232	4,986
Flowserve Corp. (Machinery—Diversified)	87	7,027
Fluor Corp. (Engineering & Construction)	290	15,312
Fortune Brands, Inc. (Household Products/Wares)	232	9,180
Forward Air Corp. (Transportation)	58	1,342
Foster Wheeler AG* (Engineering & Construction)	203	4,689
FTI Consulting, Inc.* (Commercial Services)	87	4,735
G & K Services, Inc. (Textiles)	29	659
Gardner Denver, Inc.* (Machinery—Diversified)	87	2,539
GATX Corp. (Trucking & Leasing)	58	1,463
Genco Shipping & Trading, Ltd. (Transportation)	58	1,387
General Cable Corp.* (Electrical Components & Equipment)	87	3,373
General Dynamics Corp. (Aerospace/Defense)	522	28,914
General Electric Co. (Miscellaneous Manufacturing)	17,313	231,994
General Maritime Corp. (Oil & Gas Services)	87	725
Genesee & Wyoming, Inc.—Class A* (Transportation)	58	1,583
Global Payments, Inc. (Software)	145	6,133
Goodrich Corp. (Aerospace/Defense)	203	10,426
Graco, Inc. (Machinery—Diversified)	87	2,152
GrafTech International, Ltd.* (Electrical Components & Equipment)	203	2,787
Granite Construction, Inc. (Engineering & Construction)	58	1,965
Greif, Inc.—Class A (Packaging & Containers)	29	1,489
Harsco Corp. (Miscellaneous Manufacturing)	145	3,989

See accompanying notes to the financial statements.

PROFUNDS Industrials UltraSector ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks, continued
	Shares	Value
Heartland Express, Inc. (Transportation)	87	$1,340
Hewitt Associates, Inc.* (Commercial Services)	145	4,340
Hexcel Corp.* (Aerospace/Defense Equipment)	145	1,480
HLTH Corp.* (Internet)	145	2,129
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,102	38,239
Hub Group, Inc.—Class A* (Transportation)	58	1,246
Hubbell, Inc.—Class B (Electrical Components & Equipment)	87	3,247
Huron Consulting Group, Inc.* (Commercial Services)	29	1,286
IDEX Corp. (Machinery—Diversified)	145	3,956
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	696	28,223
IMS Health, Inc. (Software)	290	3,480
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	522	15,075
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	58	1,067
Iron Mountain, Inc.* (Commercial Services)	290	8,471
Itron, Inc.* (Electronics)	58	3,026
ITT Industries, Inc. (Miscellaneous Manufacturing)	290	14,326
J.B. Hunt Transport Services, Inc. (Transportation)	145	4,053
Jabil Circuit, Inc. (Electronics)	319	2,922
Jack Henry & Associates, Inc. (Computers)	145	3,113
Jacobs Engineering Group, Inc.* (Engineering & Construction)	203	8,319
Joy Global, Inc. (Machinery—Construction & Mining)	174	6,469
Kaman Corp. (Aerospace/Defense)	29	556
Kansas City Southern Industries, Inc.* (Transportation)	145	2,945
Kaydon Corp. (Metal Fabricate/Hardware)	58	1,895
KBR, Inc. (Engineering & Construction)	261	5,531
Kennametal, Inc. (Hand/Machine Tools)	116	2,473
Kirby Corp.* (Transportation)	87	3,220
Knight Transportation, Inc. (Transportation)	87	1,578
L-3 Communications Holdings, Inc. (Aerospace/Defense)	203	15,326
Landstar System, Inc. (Transportation)	87	3,191
Lender Processing Services, Inc. (Diversified Financial Services)	145	4,956
Lennox International, Inc. (Building Materials)	87	3,032
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	58	2,458
Littelfuse, Inc.* (Electrical Components & Equipment)	29	679
Lockheed Martin Corp. (Aerospace/Defense)	522	39,025
Louisiana-Pacific Corp.* (Forest Products & Paper)	174	734
Manitowoc Co. (Machinery—Diversified)	203	1,255
Manpower, Inc. (Commercial Services)	116	5,562
ManTech International Corp.—Class A* (Software)	29	1,546
Martin Marietta Materials (Building Materials)	87	7,488
Masco Corp. (Building Materials)	580	8,079
McDermott International, Inc.* (Engineering & Construction)	377	7,367
MDU Resources Group, Inc. (Electric)	290	5,838
MeadWestvaco Corp. (Forest Products & Paper)	261	5,087
Metavante Technologies, Inc.* (Software)	145	4,466
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	58	4,875
Mine Safety Appliances Co. (Environmental Control)	58	1,629
Molex, Inc. (Electrical Components & Equipment)	116	2,060
Molex, Inc.—Class A (Electrical Components & Equipment)	116	1,930

Common Stocks, continued
	Shares	Value
Monster Worldwide, Inc.* (Internet)	203	$2,645
Moog, Inc.—Class A* (Aerospace/Defense)	58	1,564
MPS Group, Inc.* (Commercial Services)	145	1,254
MSC Industrial Direct Co.—Class A (Retail)	58	2,276
Mueller Industries, Inc. (Metal Fabricate/Hardware)	58	1,378
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	174	672
Nalco Holding Co. (Environmental Control)	232	4,104
National Instruments Corp. (Computers)	87	2,194
Navigant Consulting Co.* (Commercial Services)	87	1,035
Navistar International Corp.* (Auto Manufacturers)	116	4,587
NeuStar, Inc.* (Telecommunications)	116	2,631
Nordson Corp. (Machinery—Diversified)	58	2,604
Norfolk Southern Corp. (Transportation)	609	26,339
Northrop Grumman Corp. (Aerospace/Defense)	493	21,978
Old Dominion Freight Line, Inc.* (Transportation)	58	2,067
Orbital Sciences Corp.* (Aerospace/Defense)	87	1,178
Oshkosh Truck Corp. (Auto Manufacturers)	116	3,184
Overseas Shipholding Group, Inc. (Transportation)	29	996
Owens Corning, Inc.* (Building Materials)	145	2,665
Owens-Illinois, Inc.* (Packaging & Containers)	261	8,858
PACCAR, Inc. (Auto Manufacturers)	551	19,092
Packaging Corp. of America (Packaging & Containers)	174	3,423
Pactiv Corp.* (Packaging & Containers)	203	5,112
Pall Corp. (Miscellaneous Manufacturing)	203	6,106
Park Electrochemical Corp. (Electronics)	29	678
Parker Hannifin Corp. (Miscellaneous Manufacturing)	261	11,557
Paychex, Inc. (Commercial Services)	522	13,833
Pentair, Inc. (Miscellaneous Manufacturing)	174	4,754
PerkinElmer, Inc. (Electronics)	203	3,579
PHH Corp.* (Commercial Services)	87	1,595
Plexus Corp.* (Electronics)	58	1,490
Precision Castparts Corp. (Metal Fabricate/Hardware)	232	18,516
Quanex Building Products Corp. (Building Materials)	58	690
Quanta Services, Inc.* (Commercial Services)	319	7,436
R.R. Donnelley & Sons Co. (Commercial Services)	348	4,837
Raytheon Co. (Aerospace/Defense)	638	29,954
Regal-Beloit Corp. (Hand/Machine Tools)	58	2,689
Republic Services, Inc. (Environmental Control)	522	13,885
Resources Connection, Inc.* (Commercial Services)	87	1,314
Robert Half International, Inc. (Commercial Services)	261	6,470
Rock-Tenn Co.—Class A (Forest Products & Paper)	58	2,608
Rockwell Collins, Inc. (Aerospace/Defense)	261	11,014
Rockwell International Corp. (Machinery—Diversified)	203	8,406
Roper Industries, Inc. (Miscellaneous Manufacturing)	145	6,934
Ryder System, Inc. (Transportation)	87	3,056
Schnitzer Steel Industries, Inc.—Class A (Iron/Steel)	29	1,559
Sealed Air Corp. (Packaging & Containers)	261	4,800
Shaw Group, Inc.* (Engineering & Construction)	145	4,269
Sherwin-Williams Co. (Chemicals)	174	10,048
Silgan Holdings, Inc. (Packaging & Containers)	29	1,458
Simpson Manufacturing Co., Inc. (Building Materials)	58	1,647
Sonoco Products Co. (Packaging & Containers)	174	4,607
Spirit Aerosystems Holdings, Inc.—Class A* (Aerospace/Defense)	174	2,264

See accompanying notes to the financial statements.

PROFUNDS Industrials UltraSector ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks, continued
	Shares	Value
SPX Corp. (Miscellaneous Manufacturing)	87	$4,595
Stericycle, Inc.* (Environmental Control)	145	7,424
Teekay Shipping Corp. (Transportation)	58	1,032
Teledyne Technologies, Inc.* (Aerospace/Defense)	58	1,898
Teleflex, Inc. (Miscellaneous Manufacturing)	58	2,782
TeleTech Holdings, Inc.* (Commercial Services)	58	970
Temple-Inland, Inc. (Forest Products & Paper)	145	2,271
Terex Corp.* (Machinery—Construction & Mining)	174	2,641
Tetra Tech, Inc.* (Environmental Control)	87	2,620
Texas Industries, Inc. (Building Materials)	29	1,319
Textron, Inc. (Miscellaneous Manufacturing)	406	5,457
The Brink’s Co. (Miscellaneous Manufacturing)	87	2,362
The Corporate Executive Board Co. (Commercial Services)	58	1,089
Thomas & Betts Corp.* (Electronics)	87	2,318
Timken Co. (Metal Fabricate/Hardware)	116	2,364
Toro Co. (Housewares)	58	2,010
Total System Services, Inc. (Software)	319	4,683
TransDigm Group, Inc.* (Aerospace/Defense Equipment)	58	2,221
Trimble Navigation, Ltd.* (Electronics)	203	4,813
Trinity Industries, Inc. (Miscellaneous Manufacturing)	116	1,619
TrueBlue, Inc.* (Commercial Services)	58	737
Tyco Electronics, Ltd. (Electronics)	754	16,188
Tyco International, Ltd. (Miscellaneous Manufacturing)	783	23,662
Union Pacific Corp. (Transportation)	812	46,706
United Parcel Service, Inc.—Class B (Transportation)	1,160	62,327
United Rentals, Inc.* (Commercial Services)	87	650
United Stationers, Inc.* (Distribution/Wholesale)	29	1,346
United Technologies Corp. (Aerospace/Defense)	1,450	78,981
URS Corp.* (Engineering & Construction)	145	7,337
USG Corp.* (Building Materials)	116	1,640
UTI Worldwide, Inc.* (Transportation)	174	2,196
Valmont Industries, Inc. (Metal Fabricate/Hardware)	29	2,083
Veeco Instruments, Inc.* (Semiconductors)	58	1,093
Viad Corp. (Commercial Services)	29	514
Vishay Intertechnology, Inc.* (Electronics)	290	2,062
VistaPrint, Ltd.* (Commercial Services)	58	2,392
Vulcan Materials Co. (Building Materials)	174	8,261
W.W. Grainger, Inc. (Distribution/Wholesale)	87	7,822
Wabtec Corp. (Machinery—Diversified)	87	2,928
Waste Connections, Inc.* (Environmental Control)	145	4,090
Waste Management, Inc. (Environmental Control)	812	22,825
Watsco, Inc. (Distribution/Wholesale)	29	1,521
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	58	2,166
Werner Enterprises, Inc. (Transportation)	87	1,571
WESCO International, Inc.* (Distribution/Wholesale)	58	1,432
Weyerhaeuser Co. (Forest Products & Paper)	348	12,194
Woodward Governor Co. (Electronics)	87	1,709
World Fuel Services Corp. (Retail)	58	2,544
Wright Express Corp.* (Commercial Services)	58	1,640

Common Stocks, continued
	Shares	Value
Zebra Technologies Corp.—Class A* (Machinery—Diversified)	87	$2,126

TOTAL COMMON STOCKS (Cost $1,811,441)		2,048,549

Repurchase Agreements (40.4%)
	Principal Amount
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $127,001 (Collateralized by $131,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $130,873)	$127,000	127,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $557,006 (Collateralized by $531,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $569,110)	557,000	557,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $480,005 (Collateralized by $492,000 Federal Farm Credit Bank, 1.20%, 6/16/11, market value $490,853)	480,000	480,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $127,001 (Collateralized by $126,000 Federal National Mortgage Association, 3.25%, 2/10/10, market value $129,936)	127,000	127,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,291,000)		1,291,000

TOTAL INVESTMENT SECURITIES (Cost $3,102,441)—104.6%		3,339,549
Net other assets (liabilities)—(4.6)%		(146,100)

NET ASSETS—100.0%		$3,193,449

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $320,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Industrials Index	$1,044,123	$26,462
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Industrials Index	1,710,738	10,777

See accompanying notes to the financial statements.

PROFUNDS Industrials UltraSector ProFund	Schedule of Portfolio Investments July 31, 2009

Industrials UltraSector ProFund invested in the following industries as of July 31, 2009:

	Value	% of Net Assets
Aerospace/Defense	$302,131	9.4%
Aerospace/Defense Equipment	3,701	0.1%
Auto Manufacturers	26,863	0.8%
Building Materials	36,404	1.3%
Chemicals	10,048	0.3%
Commercial Services	122,720	3.6%
Computers	12,181	0.4%
Distribution/Wholesale	20,373	0.5%
Diversified Financial Services	4,956	0.2%
Electric	5,838	0.2%
Electrical Components & Equipment	74,488	2.4%
Electronics	93,163	3.1%
Engineering & Construction	63,352	1.9%
Environmental Control	58,090	1.7%
Forest Products & Paper	22,894	0.8%
Hand/Machine Tools	9,114	0.3%
Household Products/Wares	9,180	0.3%
Housewares	2,010	0.1%
Internet	6,785	0.3%
Iron/Steel	1,559	0.1%

	Value	% of Net Assets
Machinery—Construction & Mining	$56,758	1.8%
Machinery—Diversified	82,225	2.6%
Metal Fabricate/Hardware	26,908	0.9%
Miscellaneous Manufacturing	554,573	17.5%
Oil & Gas Services	725	NM
Packaging & Containers	47,890	1.4%
Retail	4,820	0.2%
Semiconductors	1,093	NM
Software	75,526	2.2%
Telecommunications	9,125	0.3%
Textiles	5,771	0.2%
Transportation	295,822	9.3%
Trucking & Leasing	1,463	NM
Other**	1,144,900	35.8%

Total	$3,193,449	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Common Stocks	$2,048,549	$ —	$2,048,549
Repurchase Agreements	—	1,291,000	1,291,000

Total Investment Securities	2,048,549	1,291,000	3,339,549

Other Financial Instruments*	—	37,239	37,239

Total Investments	$2,048,549	$1,328,239	$3,376,788

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Internet UltraSector ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks (65.1%)
	Shares	Value
Akamai Technologies, Inc.* (Internet)	14,787	$243,098
Allscripts Healthcare Solutions, Inc. (Software)	12,561	216,426
Amazon.com, Inc.* (Internet)	8,268	709,064
Ariba, Inc.* (Internet)	17,331	182,149
Art Technology Group, Inc.* (Internet)	37,206	141,011
Blue Nile, Inc.* (Internet)	3,498	161,712
Check Point Software Technologies, Ltd.* (Internet)	14,310	381,934
Concur Technologies, Inc.* (Software)	6,837	235,808
CyberSource Corp.* (Internet)	13,038	226,079
DealerTrack Holdings, Inc.* (Internet)	9,222	182,872
Digital River, Inc.* (Internet)	5,883	207,964
E* TRADE Financial Corp.* (Diversified Financial Services)	198,750	298,125
EarthLink, Inc.* (Internet)	22,419	189,441
eBay, Inc.* (Internet)	34,503	733,189
Expedia, Inc.* (Internet)	19,080	395,147
Google, Inc.—Class A* (Internet)	2,544	1,127,119
HLTH Corp.* (Internet)	16,854	247,417
IAC/InterActiveCorp* (Internet)	14,787	272,229
Internap Network Services Corp.* (Internet)	25,758	78,304
j2 Global Communications, Inc.* (Internet)	8,268	198,349
Juniper Networks, Inc.* (Telecommunications)	21,624	565,035
Monster Worldwide, Inc.* (Internet)	18,285	238,253
Netflix, Inc.* (Internet)	6,519	286,445
NETGEAR, Inc.* (Telecommunications)	9,540	162,275
Priceline.com, Inc.* (Internet)	3,180	412,192
Quest Software, Inc.* (Software)	13,197	194,524
RealNetworks, Inc.* (Internet)	35,616	103,286
Salesforce.com, Inc.* (Software)	8,427	365,226
Sapient Corp.* (Internet)	24,963	166,753
SONICWALL, Inc.* (Internet)	19,557	148,438
Sonus Networks, Inc.* (Telecommunications)	63,441	120,538
TD Ameritrade Holding Corp.* (Diversified Financial Services)	18,921	350,795
Tibco Software, Inc.* (Internet)	30,846	269,286
Ticketmaster Entertainment, Inc.* (Commercial Services)	14,787	119,775
United Online, Inc. (Internet)	21,783	199,968
ValueClick, Inc.* (Internet)	16,218	186,507
VeriSign, Inc.* (Internet)	17,013	347,746
Vocus, Inc.* (Internet)	6,360	106,975
Websense, Inc.* (Internet)	8,904	131,779
Yahoo!, Inc.* (Internet)	39,432	564,666

TOTAL COMMON STOCKS (Cost $9,057,024)		11,467,899

Repurchase Agreements (35.6%)
	Principal Amount
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $621,005 (Collateralized by $635,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $634,385)	$621,000	621,000

Repurchase Agreements, continued
	Principal Amount	Value
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $2,697,027 (Collateralized by $2,568,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $2,752,308)	$2,697,000	$2,697,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $2,331,023 (Collateralized by $2,294,000 of various U.S. Government Agency Obligations, 1.20%-4.13%, 6/16/11-9/27/13, market value $2,378,199)	2,331,000	2,331,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $621,005 (Collateralized by $616,000 Federal National Mortgage Association, 3.25%, 2/10/10, market value $635,242)	621,000	621,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,270,000)		6,270,000

TOTAL INVESTMENT SECURITIES (Cost $15,327,024)—100.7%		17,737,899
Net other assets (liabilities)—(0.7)%		(115,080)

NET ASSETS—100.0%		$17,622,819

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $3,100,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Internet Composite Index	$6,653,419	$(67,403)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Internet Composite Index	8,291,740	(84,092)

Internet UltraSector ProFund invested in the following industries as of July 31, 2009:

	Value	% of Net Assets
Commercial Services	$119,775	0.7%
Diversified Financial Services	648,920	3.7%
Internet	8,839,372	50.2%
Software	1,011,984	5.7%
Telecommunications	847,848	4.8%
Other**	6,154,920	34.9%

Total	$17,622,819	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS Internet UltraSector ProFund	Schedule of Portfolio Investments July 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Common Stocks	$11,467,899	$ —	$11,467,899
Repurchase Agreements	—	6,270,000	6,270,000

Total Investment Securities	11,467,899	6,270,000	17,737,899

Other Financial Instruments*	—	(151,495)	(151,495)

Total Investments	$11,467,899	$6,118,505	$17,586,404

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Mobile Telecommunications UltraSector ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks (47.2%)
	Shares	Value
Leap Wireless International, Inc.* (Telecommunications)	4,028	$96,471
MetroPCS Communications, Inc.* (Telecommunications)	16,748	198,464
NII Holdings, Inc.—Class B* (Telecommunications)	11,024	253,772
Sprint Nextel Corp.* (Telecommunications)	186,348	745,392
Telephone & Data Systems, Inc. (Telecommunications)	3,392	87,310
Telephone & Data Systems, Inc.—Special Shares (Telecommunications)	3,180	76,638
US Cellular Corp.* (Telecommunications)	1,060	37,969

TOTAL COMMON STOCKS (Cost $1,177,163)		1,496,016

Repurchase Agreements (82.8%)
	Principal Amount
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $259,002 (Collateralized by $266,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $265,742)	$259,000	259,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $1,134,011 (Collateralized by $1,081,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $1,158,584)	1,134,000	1,134,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $975,010 (Collateralized by $998,000 Federal Farm Credit Bank, 1.20%, 6/16/11, market value $995,673)	975,000	975,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $259,002 (Collateralized by $258,000 Federal National Mortgage Association, 3.25%, 2/10/10, market value $266,059)	259,000	259,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,627,000)		2,627,000

TOTAL INVESTMENT SECURITIES (Cost $3,804,163)—130.0%		4,123,016
Net other assets (liabilities)—(30.0)%		(950,803)

NET ASSETS—100.0%		$3,172,213

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $1,160,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Mobile Telecommunications Index	$685,047	$(83,320)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Mobile Telecommunications Index	2,594,107	(277,230)

Mobile Telecommunications UltraSector ProFund invested in the following industries as of July 31, 2009:

	Value	% of Net Assets
Telecommunications	$1,496,016	47.2%
Other**	1,676,197	52.8%

Total	$3,172,213	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Common Stocks	$1,496,016	$ —	$1,496,016
Repurchase Agreements	—	2,627,000	2,627,000

Total Investment Securities	1,496,016	2,627,000	4,123,016

Other Financial Instruments*	—	(360,550)	(360,550)

Total Investments	$1,496,016	$2,266,450	$3,762,466

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Oil & Gas UltraSector ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks (72.7%)
	Shares	Value
Anadarko Petroleum Corp. (Oil & Gas)	16,214	$781,515
Apache Corp. (Oil & Gas)	10,890	914,215
Arena Resources, Inc.* (Oil & Gas)	1,210	39,482
Atlas America, Inc. (Oil & Gas)	1,210	24,333
Atwood Oceanics, Inc.* (Oil & Gas)	1,694	48,855
Baker Hughes, Inc. (Oil & Gas Services)	9,922	401,841
Berry Petroleum Co.—Class A (Oil & Gas)	1,210	28,701
Bill Barrett Corp.* (Oil & Gas)	968	30,579
BJ Services Co. (Oil & Gas Services)	9,438	133,831
Bristow Group, Inc.* (Transportation)	968	32,041
Cabot Oil & Gas Corp. (Oil & Gas)	3,388	119,020
Cameron International Corp.* (Oil & Gas Services)	7,018	219,172
Carrizo Oil & Gas, Inc.* (Oil & Gas)	968	18,392
Chart Industries, Inc.* (Machinery—Diversified)	968	18,644
Chesapeake Energy Corp. (Oil & Gas)	20,328	435,832
Chevron Corp. (Oil & Gas)	64,856	4,505,546
Cimarex Energy Co. (Oil & Gas)	2,662	95,246
CNX Gas Corp.* (Oil & Gas)	968	28,450
Complete Production Services, Inc.* (Oil & Gas Services)	1,936	15,991
Comstock Resources, Inc.* (Oil & Gas)	1,452	55,902
Concho Resources, Inc.* (Oil & Gas)	2,420	74,294
ConocoPhillips (Oil & Gas)	42,108	1,840,541
Continental Resources, Inc.* (Oil & Gas)	968	32,747
Core Laboratories N.V. (Oil & Gas Services)	726	62,371
Denbury Resources, Inc.* (Oil & Gas)	7,986	132,568
Devon Energy Corp. (Oil & Gas)	13,552	787,236
Diamond Offshore Drilling, Inc. (Oil & Gas)	2,178	195,737
Dresser-Rand Group, Inc.* (Oil & Gas Services)	2,662	77,491
Drill-Quip, Inc.* (Oil & Gas Services)	968	40,937
El Paso Corp. (Pipelines)	22,748	228,845
Encore Acquisition Co.* (Oil & Gas)	1,694	60,306
Energen Corp. (Gas)	2,420	99,994
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	1,452	20,676
Ensco International, Inc. (Oil & Gas)	4,598	174,218
EOG Resources, Inc. (Oil & Gas)	7,986	591,204
EXCO Resources, Inc.* (Oil & Gas)	5,566	76,477
Exterran Holdings, Inc.* (Oil & Gas Services)	1,936	33,667
Exxon Mobil Corp. (Oil & Gas)	160,204	11,276,760
First Solar, Inc.* (Energy—Alternate Sources)	1,452	224,174
FMC Technologies, Inc.* (Oil & Gas Services)	4,114	178,959
Forest Oil Corp.* (Oil & Gas)	3,146	53,010
Frontier Oil Corp. (Oil & Gas)	3,388	47,093
Global Industries, Ltd.* (Oil & Gas Services)	3,388	23,140
Goodrich Petroleum Corp.* (Oil & Gas)	968	24,829
Halliburton Co. (Oil & Gas Services)	29,040	641,494
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,904	30,463
Helmerich & Payne, Inc. (Oil & Gas)	3,146	108,097
Hercules Offshore, Inc.* (Oil & Gas Services)	2,904	13,765
Hess Corp. (Oil & Gas)	9,680	534,336
Holly Corp. (Oil & Gas)	1,452	30,884
Key Energy Services, Inc.* (Oil & Gas Services)	3,872	26,872
Marathon Oil Corp. (Oil & Gas)	22,990	741,427

Common Stocks, continued
	Shares	Value
Mariner Energy, Inc.* (Oil & Gas)	2,904	$34,819
Murphy Oil Corp. (Oil & Gas)	6,050	352,110
Nabors Industries, Ltd.* (Oil & Gas)	9,196	156,516
National-Oilwell Varco, Inc.* (Oil & Gas Services)	13,552	487,059
Newfield Exploration Co.* (Oil & Gas)	4,356	171,321
Noble Corp. (Oil & Gas)	8,470	286,794
Noble Energy, Inc. (Oil & Gas)	5,566	340,194
Occidental Petroleum Corp. (Oil & Gas)	26,136	1,864,542
Oceaneering International, Inc.* (Oil & Gas Services)	1,694	86,258
OGE Energy Corp. (Electric)	3,146	94,695
Oil States International, Inc.* (Oil & Gas Services)	1,694	45,941
Parker Drilling Co.* (Oil & Gas)	3,630	16,771
Patterson-UTI Energy, Inc. (Oil & Gas)	5,082	70,182
Penn Virginia Corp. (Oil & Gas)	1,452	27,893
Petrohawk Energy Corp.* (Oil & Gas)	8,954	217,403
Pioneer Natural Resources Co. (Oil & Gas)	3,630	103,637
Plains Exploration & Production Co.* (Oil & Gas)	3,872	110,933
Pride International, Inc.* (Oil & Gas)	5,082	127,406
Quicksilver Resources, Inc.* (Oil & Gas)	3,872	44,373
Range Resources Corp. (Oil & Gas)	5,082	235,856
Rowan Cos., Inc. (Oil & Gas)	3,388	72,266
SandRidge Energy, Inc.* (Oil & Gas)	4,840	45,254
Schlumberger, Ltd. (Oil & Gas Services)	38,720	2,071,520
SEACOR SMIT, Inc.* (Oil & Gas Services)	726	57,702
Smith International, Inc. (Oil & Gas Services)	7,018	176,362
Southern Union Co. (Gas)	3,388	65,659
Southwestern Energy Co.* (Oil & Gas)	11,132	461,199
St. Mary Land & Exploration Co. (Oil & Gas)	1,936	46,212
Sunoco, Inc. (Oil & Gas)	3,872	95,600
SunPower Corp.—Class A* (Energy—Alternate Sources)	1,694	54,547
SunPower Corp.—Class B* (Electrical Components & Equipment)	1,452	39,640
Superior Energy Services, Inc.* (Oil & Gas Services)	2,420	40,148
Swift Energy Co.* (Oil & Gas)	968	19,070
Tesoro Petroleum Corp. (Oil & Gas)	4,598	60,188
TETRA Technologies, Inc.* (Oil & Gas Services)	2,420	18,658
The Williams Cos., Inc. (Pipelines)	18,634	311,001
Tidewater, Inc. (Oil & Gas Services)	1,694	76,230
Transocean, Ltd.* (Oil & Gas)	10,406	829,254
Ultra Petroleum Corp.* (Oil & Gas)	4,840	213,541
Unit Corp.* (Oil & Gas)	1,452	46,014
Valero Energy Corp. (Oil & Gas)	18,150	326,700
W&T Offshore, Inc. (Oil & Gas)	1,210	12,935
Weatherford International, Ltd.* (Oil & Gas Services)	22,506	422,213
Whiting Petroleum Corp.* (Oil & Gas)	1,694	77,856
XTO Energy, Inc. (Oil & Gas)	18,634	749,646

TOTAL COMMON STOCKS (Cost $20,608,518)		37,696,318

See accompanying notes to the financial statements.

PROFUNDS Oil & Gas UltraSector ProFund	Schedule of Portfolio Investments July 31, 2009

Repurchase Agreements (28.9%)
	Principal Amount	Value
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $1,482,012 (Collateralized by $1,515,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $1,513,532)	$1,482,000	$1,482,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $6,429,064 (Collateralized by $6,346,000 of various U.S. Government Agency Obligations, 1.75%-4.13%, 3/23/11-12/21/12, market value $6,559,519)	6,429,000	6,429,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $5,565,056 (Collateralized by $5,288,000 of various U.S. Government Agency Obligations, 1.20%-4.13%, 6/16/11-9/27/13, market value $5,678,635)	5,565,000	5,565,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $1,482,012 (Collateralized by $1,467,000 Federal National Mortgage Association, 3.25%, 2/10/10, market value $1,512,825)	1,482,000	1,482,000

TOTAL REPURCHASE AGREEMENTS (Cost $14,958,000)		14,958,000

TOTAL INVESTMENT SECURITIES (Cost $35,566,518)—101.6%		52,654,318
Net other assets (liabilities)—(1.6)%		(831,941)

NET ASSETS—100.0%		$51,822,377

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $10,900,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	$36,098,196	$(696,950)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & Gas Index	4,087,955	(38,113)

Oil & Gas UltraSector ProFund invested in the following industries as of July 31, 2009:

	Value	% of Net Assets
Electric	$94,695	0.2%
Electrical Components & Equipment	60,316	0.1%
Energy—Alternate Sources	278,721	0.5%
Gas	165,653	0.3%
Machinery—Diversified	18,644	NM
Oil & Gas	31,124,317	60.2%
Oil & Gas Services	5,382,085	10.3%
Pipelines	539,846	1.0%
Transportation	32,041	0.1%
Other**	14,126,059	27.3%

Total	$51,822,377	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Common Stocks	$37,696,318	$ —	$37,696,318
Repurchase Agreements	—	14,958,000	14,958,000

Total Investment Securities	37,696,318	14,958,000	52,654,318

Other Financial Instruments*	—	(735,063)	(735,063)

Total Investments	$37,696,318	$14,222,937	$51,919,255

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Oil Equipment, Services & Distribution UltraSector ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks (73.6%)
	Shares	Value
Atwood Oceanics, Inc.* (Oil & Gas)	2,842	$81,963
Baker Hughes, Inc. (Oil & Gas Services)	16,240	657,720
BJ Services Co. (Oil & Gas Services)	15,428	218,769
Bristow Group, Inc.* (Transportation)	1,421	47,035
Cameron International Corp.* (Oil & Gas Services)	11,571	361,362
Chart Industries, Inc.* (Machinery—Diversified)	1,421	27,368
Complete Production Services, Inc.* (Oil & Gas Services)	3,248	26,829
Core Laboratories N.V. (Oil & Gas Services)	1,218	104,638
Diamond Offshore Drilling, Inc. (Oil & Gas)	3,451	310,141
Dresser-Rand Group, Inc.* (Oil & Gas Services)	4,263	124,096
Drill-Quip, Inc.* (Oil & Gas Services)	1,624	68,679
El Paso Corp. (Pipelines)	37,149	373,719
Ensco International, Inc. (Oil & Gas)	7,511	284,592
Exterran Holdings, Inc.* (Oil & Gas Services)	3,248	56,483
FMC Technologies, Inc.* (Oil & Gas Services)	6,496	282,576
Global Industries, Ltd.* (Oil & Gas Services)	5,481	37,435
Halliburton Co. (Oil & Gas Services)	47,096	1,040,351
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	4,669	48,978
Helmerich & Payne, Inc. (Oil & Gas)	5,075	174,377
Hercules Offshore, Inc.* (Oil & Gas Services)	4,669	22,131
Key Energy Services, Inc.* (Oil & Gas Services)	6,496	45,082
Nabors Industries, Ltd.* (Oil & Gas)	15,022	255,674
National-Oilwell Varco, Inc.* (Oil & Gas Services)	22,127	795,244
Noble Corp. (Oil & Gas)	14,007	474,277
Oceaneering International, Inc.* (Oil & Gas Services)	2,842	144,715
OGE Energy Corp. (Electric)	5,075	152,758
Oil States International, Inc.* (Oil & Gas Services)	2,639	71,570
Parker Drilling Co.* (Oil & Gas)	6,090	28,136
Patterson-UTI Energy, Inc. (Oil & Gas)	8,120	112,137
Pride International, Inc.* (Oil & Gas)	8,323	208,658
Rowan Cos., Inc. (Oil & Gas)	5,481	116,910
Schlumberger, Ltd. (Oil & Gas Services)	62,930	3,366,755
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,015	80,672
Smith International, Inc. (Oil & Gas Services)	11,571	290,779
Superior Energy Services, Inc.* (Oil & Gas Services)	4,060	67,355
TETRA Technologies, Inc.* (Oil & Gas Services)	3,857	29,737
The Williams Cos., Inc. (Pipelines)	30,450	508,211
Tidewater, Inc. (Oil & Gas Services)	2,639	118,755
Transocean, Ltd.* (Oil & Gas)	16,849	1,342,697
Unit Corp.* (Oil & Gas)	2,436	77,197
Weatherford International, Ltd.* (Oil & Gas Services)	36,743	689,299

TOTAL COMMON STOCKS (Cost $10,864,609)		13,325,860

Repurchase Agreements (52.1%)
	Principal Amount	Value
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $936,008 (Collateralized by $957,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $956,073)	$936,000	$936,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $4,055,041 (Collateralized by $3,861,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $4,138,107)	4,055,000	4,055,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $3,511,035 (Collateralized by $3,451,000 of various U.S. Government Agency Obligations, 1.20%-4.13%, 6/16/11-9/27/13, market value $3,582,490)	3,511,000	3,511,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $936,008 (Collateralized by $927,000 Federal National Mortgage Association, 3.25%, 2/10/10, market value $955,957)	936,000	936,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,438,000)		9,438,000

TOTAL INVESTMENT SECURITIES (Cost $20,302,609)—125.7%		22,763,860
Net other assets (liabilities)—(25.7)%		(4,647,880)

NET ASSETS—100.0%		$18,115,980

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $4,500,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil Equipment, Services & Distribution Index	$1,639,815	$(244,738)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil Equipment, Services & Distribution Index	12,230,609	(162,243)

See accompanying notes to the financial statements.

PROFUNDS Oil Equipment, Services & Distribution UltraSector ProFund	Schedule of Portfolio Investments July 31, 2009

Oil Equipment, Services & Distribution UltraSector ProFund invested in the following industries as of July 31, 2009:

	Value	% of Net Assets
Electric	$152,758	0.8%
Machinery—Diversified	27,368	0.1%
Oil & Gas	3,466,759	19.2%
Oil & Gas Services	8,750,010	48.3%
Pipelines	881,930	4.9%
Transportation	47,035	0.3%
Other**	4,790,120	26.4%

Total	$18,115,980	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Common Stocks	$13,325,860	$ —	$13,325,860
Repurchase Agreements	—	9,438,000	9,438,000

Total Investment Securities	13,325,860	9,438,000	22,763,860

Other Financial Instruments*	—	(406,981)	(406,981)

Total Investments	$13,325,860	$9,031,019	$22,356,879

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Pharmaceuticals UltraSector ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks (67.0%)
	Shares	Value
Abbott Laboratories (Pharmaceuticals)	12,212	$549,418
Alkermes, Inc.* (Pharmaceuticals)	774	7,988
Allergan, Inc. (Pharmaceuticals)	2,408	128,659
Auxilium Pharmaceuticals, Inc.* (Healthcare—Products)	344	10,640
Bristol-Myers Squibb Co. (Pharmaceuticals)	15,652	340,274
Cephalon, Inc.* (Pharmaceuticals)	602	35,307
Eli Lilly & Co. (Pharmaceuticals)	7,826	273,049
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	860	18,069
Enzon Pharmaceuticals, Inc.* (Biotechnology)	344	2,797
Forest Laboratories, Inc.* (Pharmaceuticals)	2,408	62,199
Hospira, Inc.* (Pharmaceuticals)	1,290	49,575
Johnson & Johnson (Healthcare—Products)	21,930	1,335,318
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,978	17,940
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	430	7,362
Merck & Co., Inc. (Pharmaceuticals)	16,770	503,268
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,408	31,761
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	258	4,182
Perrigo Co. (Pharmaceuticals)	688	18,672
Pfizer, Inc. (Pharmaceuticals)	53,492	852,127
Schering-Plough Corp. (Pharmaceuticals)	12,814	339,699
Sepracor, Inc.* (Pharmaceuticals)	860	14,921
The Medicines Co.* (Pharmaceuticals)	430	3,487
Theravance, Inc.* (Pharmaceuticals)	430	6,493
Valeant Pharmaceuticals International* (Pharmaceuticals)	516	13,313
Warner Chilcott, Ltd.* (Pharmaceuticals)	688	10,389
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	860	29,868
Wyeth (Pharmaceuticals)	10,578	492,406

TOTAL COMMON STOCKS (Cost $4,778,574)		5,159,181

Repurchase Agreements (33.7%)
	Principal Amount
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $256,002 (Collateralized by $263,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $262,745)	$256,000	256,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $1,120,011 (Collateralized by $1,068,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $1,144,651)	1,120,000	1,120,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $964,010 (Collateralized by $987,000 Federal Farm Credit Bank, 1.20%, 6/16/11, market value $984,698)	964,000	964,000

Repurchase Agreements, continued
	Principal Amount	Value
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $256,002 (Collateralized by $254,000 Federal National Mortgage Association, 3.25%, 2/10/10, market value $261,934)	$256,000	$256,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,596,000)		2,596,000

TOTAL INVESTMENT SECURITIES (Cost $7,374,574)—100.7%		7,755,181
Net other assets (liabilities)—(0.7)%		(56,833)

NET ASSETS—100.0%		$7,698,348

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $1,600,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Pharmaceuticals Index	$4,239,669	$(55,945)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Pharmaceuticals Index	2,153,919	12,370

Pharmaceuticals UltraSector ProFund invested in the following industries as of July 31, 2009:

	Value	% of Net Assets
Biotechnology	$2,797	NM
Healthcare—Products	1,345,958	17.5%
Pharmaceuticals	3,810,426	49.5%
Other**	2,539,167	33.0%

Total	$7,698,348	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Pharmaceuticals UltraSector ProFund	Schedule of Portfolio Investments July 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Common Stocks	$5,159,181	$ —	$5,159,181
Repurchase Agreements	—	2,596,000	2,596,000

Total Investment Securities	5,159,181	2,596,000	7,755,181

Other Financial Instruments*	—	(43,575)	(43,575)

Total Investments	$5,159,181	$2,552,425	$7,711,606

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Precious Metals UltraSector ProFund	Schedule of Portfolio Investments July 31, 2009

Repurchase Agreements (100.5%)
	Principal Amount	Value
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $6,722,056 (Collateralized by $6,865,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $6,858,348)	$6,722,000	$6,722,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $29,095,291 (Collateralized by $29,022,000 of various U.S. Government Agency Obligations, 1.75%-2.13%, 3/23/11-3/23/12, market value $29,678,398)	29,095,000	29,095,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $25,213,252 (Collateralized by $23,861,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $25,719,971)	25,213,000	25,213,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $6,722,056 (Collateralized by $6,842,000 of various U.S. Government Agency Obligations, 0.22%‡-3.25%, 9/30/09-2/10/10, market value $6,857,143)	6,722,000	6,722,000

TOTAL REPURCHASE AGREEMENTS (Cost $67,752,000)		67,752,000

TOTAL INVESTMENT SECURITIES (Cost $67,752,000)—100.5%		67,752,000
Net other assets (liabilities)—(0.5)%		(353,821)

NET ASSETS—100.0%		$67,398,179

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $27,400,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$57,610,418	$(848,798)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	44,008,276	50,326

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 2	Total
Investment Securities:
Repurchase Agreements	$67,752,000	$67,752,000

Total Investment Securities	67,752,000	67,752,000

Other Financial Instruments*	(798,472)	(798,472)

Total Investments	$66,953,528	$66,953,528

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Real Estate UltraSector ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks (62.3%)
	Shares	Value
Alexandria Real Estate Equities, Inc. (REIT)	950	$36,204
AMB Property Corp. (REIT)	3,550	70,325
American Campus Communities, Inc. (REIT)	1,250	28,663
Annaly Mortgage Management, Inc. (REIT)	13,150	221,577
Apartment Investment and Management Co.—Class A (REIT)	2,800	26,264
Avalonbay Communities, Inc. (REIT)	1,900	110,580
BioMed Realty Trust, Inc. (REIT)	2,350	27,448
Boston Properties, Inc. (REIT)	3,300	174,570
Brandywine Realty Trust (REIT)	3,000	24,540
BRE Properties, Inc.—Class A (REIT)	1,250	29,663
Brookfield Properties Corp. (Real Estate)	4,900	46,354
Camden Property Trust (REIT)	1,600	47,216
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	5,400	58,860
CBL & Associates Properties, Inc. (REIT)	3,150	18,711
Chimera Investment Corp. (REIT)	14,600	52,268
Colonial Properties Trust (REIT)	1,150	9,177
Corporate Office Properties Trust (REIT)	1,400	47,474
Cousins Properties, Inc. (REIT)	1,000	8,620
DCT Industrial Trust, Inc. (REIT)	4,700	21,432
Developers Diversified Realty Corp. (REIT)	3,300	18,513
DiamondRock Hospitality Co. (REIT)	2,600	17,576
Digital Realty Trust, Inc. (REIT)	1,700	68,935
Douglas Emmett, Inc. (REIT)	2,950	29,972
Duke-Weeks Realty Corp. (REIT)	5,400	51,246
Entertainment Properties Trust (REIT)	850	23,214
Equity Lifestyle Properties, Inc. (REIT)	650	27,086
Equity Residential Properties Trust (REIT)	6,600	158,400
Essex Property Trust, Inc. (REIT)	650	42,256
Federal Realty Investment Trust (REIT)	1,400	79,870
Forest City Enterprises, Inc.—Class A (Real Estate)	2,700	19,278
Forestar Group, Inc.* (Real Estate)	850	11,067
Franklin Street Properties Corp. (REIT)	1,550	22,103
Hatteras Financial Corp. (REIT)	850	24,081
HCP, Inc. (REIT)	6,600	170,016
Health Care REIT, Inc. (REIT)	2,650	106,159
Healthcare Realty Trust, Inc. (REIT)	1,400	27,174
Highwoods Properties, Inc. (REIT)	1,700	43,537
Home Properties, Inc. (REIT)	800	28,560
Hospitality Properties Trust (REIT)	2,650	41,843
Host Marriott Corp. (REIT)	14,400	130,752
HRPT Properties Trust (REIT)	5,450	26,269
Jones Lang LaSalle, Inc. (Real Estate)	1,000	37,960
Kilroy Realty Corp. (REIT)	1,000	23,600
Kimco Realty Corp. (REIT)	9,100	89,544
LaSalle Hotel Properties (REIT)	1,550	23,111
Lexington Realty Trust (REIT)	2,011	8,607
Liberty Property Trust (REIT)	2,550	70,813
Mack-Cali Realty Corp. (REIT)	1,850	51,633
MFA Financial, Inc. (REIT)	5,350	39,590
Mid-America Apartment Communities, Inc. (REIT)	700	27,769
National Retail Properties, Inc. (REIT)	1,950	38,434
Nationwide Health Properties, Inc. (REIT)	2,450	71,099
OMEGA Healthcare Investors, Inc. (REIT)	2,000	33,420
Plum Creek Timber Co., Inc. (Forest Products & Paper)	3,950	123,556
Post Properties, Inc. (REIT)	1,050	14,868
Potlatch Corp. (Forest Products & Paper)	950	28,092
ProLogis (REIT)	10,700	94,053

Common Stocks, continued
	Shares	Value
Public Storage, Inc. (REIT)	3,100	$224,967
Rayonier, Inc. (Forest Products & Paper)	1,900	74,081
Realty Income Corp. (REIT)	2,500	58,950
Redwood Trust, Inc. (REIT)	1,650	26,813
Regency Centers Corp. (REIT)	1,950	62,556
Senior Housing Properties Trust (REIT)	2,900	54,114
Simon Property Group, Inc. (REIT)	6,700	373,324
SL Green Realty Corp. (REIT)	1,800	46,404
St. Joe Co.* (Real Estate)	2,200	61,952
Sunstone Hotel Investors, Inc. (REIT)	1,750	9,730
Tanger Factory Outlet Centers, Inc. (REIT)	750	26,655
Taubman Centers, Inc. (REIT)	1,250	33,263
The Macerich Co. (REIT)	1,900	37,373
UDR, Inc. (REIT)	3,600	37,620
Ventas, Inc. (REIT)	3,800	134,140
Vornado Realty Trust (REIT)	3,950	201,529
Washington REIT (REIT)	1,400	35,826
Weingarten Realty Investors (REIT)	2,900	44,747

TOTAL COMMON STOCKS (Cost $3,050,176)		4,548,046

Repurchase Agreements (49.1%)
	Principal Amount
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $354,003 (Collateralized by $362,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $361,649)	$354,000	354,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $1,542,015 (Collateralized by $1,468,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $1,573,360)	1,542,000	1,542,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $1,331,013 (Collateralized by $1,362,000 Federal Farm Credit Bank, 1.20%, 6/16/11, market value $1,358,824)	1,331,000	1,331,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $354,003 (Collateralized by $351,000 Federal National Mortgage Association, 3.25%, 2/10/10, market value $361,964)	354,000	354,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,581,000)		3,581,000

TOTAL INVESTMENT SECURITIES (Cost $6,631,176)—111.4%		8,129,046
Net other assets (liabilities)—(11.4)%		(831,267)

NET ASSETS—100.0%		$7,297,779

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $1,700,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.

See accompanying notes to the financial statements.

PROFUNDS Real Estate UltraSector ProFund	Schedule of Portfolio Investments July 31, 2009

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real Estate Index	$3,667,141	$7,890
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real Estate Index	2,724,207	47,612

Real Estate UltraSector ProFund invested in the following industries as of July 31, 2009:

	Value	% of Net Assets
Forest Products & Paper	$225,729	3.1%
REIT	4,086,846	56.0%
Real Estate	235,471	3.2%
Other**	2,749,733	37.7%

Total	$7,297,779	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Common Stocks	$4,548,046	$ —	$4,548,046
Repurchase Agreements	—	3,581,000	3,581,000

Total Investment Securities	4,548,046	3,581,000	8,129,046

Other Financial Instruments*	—	55,502	55,502

Total Investments	$4,548,046	$3,636,502	$8,184,548

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Semiconductor UltraSector ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks (70.0%)
	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors)	24,516	$89,729
Altera Corp. (Semiconductors)	11,804	220,617
Amkor Technology, Inc.* (Semiconductors)	4,540	28,420
Analog Devices, Inc. (Semiconductors)	11,350	310,649
Applied Materials, Inc. (Semiconductors)	53,572	739,294
Applied Micro Circuits Corp.* (Semiconductors)	2,724	23,563
Atheros Communications* (Telecommunications)	2,270	56,750
Atmel Corp.* (Semiconductors)	15,890	66,261
ATMI, Inc.* (Semiconductors)	1,362	24,775
Broadcom Corp.—Class A* (Semiconductors)	16,798	474,207
Cabot Microelectronics Corp.* (Chemicals)	908	30,799
Cree Research, Inc.* (Semiconductors)	3,178	101,887
Cymer, Inc.* (Electronics)	1,362	46,594
Cypress Semiconductor Corp.* (Semiconductors)	5,902	62,679
Fairchild Semiconductor International, Inc.* (Semiconductors)	4,994	44,097
FormFactor, Inc.* (Semiconductors)	1,816	41,859
Integrated Device Technology, Inc.* (Semiconductors)	6,356	43,030
Intel Corp. (Semiconductors)	201,552	3,879,876
InterDigital, Inc.* (Telecommunications)	1,816	53,772
International Rectifier Corp.* (Semiconductors)	2,724	45,109
Intersil Corp.—Class A (Semiconductors)	4,994	71,764
KLA -Tencor Corp. (Semiconductors)	6,810	217,103
Lam Research Corp.* (Semiconductors)	4,994	150,120
Linear Technology Corp. (Semiconductors)	8,172	219,582
LSI Logic Corp.* (Semiconductors)	25,878	134,048
Marvell Technology Group, Ltd.* (Semiconductors)	19,522	260,423
Maxim Integrated Products, Inc. (Semiconductors)	12,258	217,212
MEMC Electronic Materials, Inc.* (Semiconductors)	9,080	159,990
Micrel, Inc. (Semiconductors)	1,816	14,201
Microchip Technology, Inc. (Semiconductors)	7,264	195,619
Micron Technology, Inc.* (Semiconductors)	33,596	214,678
Microsemi Corp.* (Semiconductors)	3,178	43,380
National Semiconductor Corp. (Semiconductors)	9,080	136,745
Novellus Systems, Inc.* (Semiconductors)	4,086	79,963
NVIDIA Corp.* (Semiconductors)	21,792	281,771
OmniVision Technologies, Inc.* (Semiconductors)	1,816	24,026
ON Semiconductor Corp.* (Semiconductors)	16,798	122,625
PMC-Sierra, Inc.* (Semiconductors)	8,626	78,928
Rambus, Inc.* (Semiconductors)	4,086	69,176
RF Micro Devices, Inc.* (Telecommunications)	9,534	49,577
SanDisk Corp.* (Computers)	9,080	161,806
Semtech Corp.* (Semiconductors)	2,270	41,768
Silicon Laboratories, Inc.* (Semiconductors)	1,816	77,779
Skyworks Solutions, Inc.* (Semiconductors)	6,810	82,265
Teradyne, Inc.* (Semiconductors)	6,810	53,663
Tessera Technologies, Inc.* (Semiconductors)	1,816	51,011
Texas Instruments, Inc. (Semiconductors)	50,848	1,222,894
TriQuint Semiconductor, Inc.* (Semiconductors)	5,902	42,376
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	2,724	87,277

Common Stocks, continued
	Shares	Value
Xilinx, Inc. (Semiconductors)	10,896	$236,334
Zoran Corp.* (Semiconductors)	1,816	20,920

TOTAL COMMON STOCKS (Cost $9,635,276)		11,202,991

Repurchase Agreements (27.2%)
	Principal Amount
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $432,004 (Collateralized by $442,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $441,572)	$432,000	432,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $1,878,019 (Collateralized by $1,789,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $1,917,398)	1,878,000	1,878,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $1,622,016 (Collateralized by $1,659,000 Federal Farm Credit Bank, 1.20%, 6/16/11, market value $1,655,131)	1,622,000	1,622,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $432,004 (Collateralized by $428,000 Federal National Mortgage Association, 3.25%, 2/10/10, market value $441,370)	432,000	432,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,364,000)		4,364,000

TOTAL INVESTMENT SECURITIES (Cost $13,999,276)—97.2%		15,566,991
Net other assets (liabilities)—2.8%		448,465

NET ASSETS—100.0%		$16,015,456

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $2,500,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Semiconductors Index	$4,916,271	$(19,697)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Semiconductors Index	7,576,728	(30,526)

See accompanying notes to the financial statements.

PROFUNDS Semiconductor UltraSector ProFund	Schedule of Portfolio Investments July 31, 2009

Semiconductor UltraSector ProFund invested in the following industries as of July 31, 2009:

	Value	% of Net Assets
Chemicals	$30,799	0.2%
Computers	161,806	1.0%
Electronics	46,594	0.3%
Semiconductors	10,803,693	67.5%
Telecommunications	160,099	1.0%
Other**	4,812,465	30.0%

Total	$16,015,456	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Common Stocks	$11,202,991	$ —	$11,202,991
Repurchase Agreements	—	4,364,000	4,364,000

Total Investment Securities	11,202,991	4,364,000	15,566,991

Other Financial Instruments*	—	(50,223)	(50,223)

Total Investments	$11,202,991	$4,313,777	$15,516,768

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Technology UltraSector ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks (76.2%)
	Shares	Value
3Com Corp.* (Telecommunications)	2,320	$8,746
ACI Worldwide, Inc.* (Software)	290	4,370
ADC Telecommunications, Inc.* (Telecommunications)	580	4,222
Adobe Systems, Inc.* (Software)	3,190	103,420
ADTRAN, Inc. (Telecommunications)	290	7,006
Advanced Micro Devices, Inc.* (Semiconductors)	3,770	13,798
Akamai Technologies, Inc.* (Internet)	1,160	19,070
Allscripts Healthcare Solutions, Inc. (Software)	290	4,997
Altera Corp. (Semiconductors)	1,740	32,521
Amdocs, Ltd.* (Telecommunications)	1,160	27,747
American Tower Corp.* (Telecommunications)	2,320	79,089
Amkor Technology, Inc.* (Semiconductors)	580	3,631
Analog Devices, Inc. (Semiconductors)	1,740	47,624
ANSYS, Inc.* (Software)	580	18,131
Apple Computer, Inc.* (Computers)	5,510	900,279
Applied Materials, Inc. (Semiconductors)	8,410	116,058
Applied Micro Circuits Corp.* (Semiconductors)	290	2,509
Ariba, Inc.* (Internet)	580	6,096
Arris Group, Inc.* (Telecommunications)	870	10,597
Atheros Communications* (Telecommunications)	290	7,250
Atmel Corp.* (Semiconductors)	2,610	10,884
ATMI, Inc.* (Semiconductors)	290	5,275
Autodesk, Inc.* (Software)	1,450	31,624
Avocent Corp.* (Internet)	290	4,498
Blackboard, Inc.* (Software)	290	9,851
BMC Software, Inc.* (Software)	1,160	39,475
Brightpoint, Inc.* (Distribution/Wholesale)	290	1,723
Broadcom Corp.—Class A* (Semiconductors)	2,610	73,680
Brocade Communications Systems, Inc.* (Computers)	2,320	18,235
CA, Inc. (Software)	2,610	55,175
Cabot Microelectronics Corp.* (Chemicals)	290	9,837
CACI International, Inc.—Class A* (Computers)	290	13,398
Cadence Design Systems, Inc.* (Computers)	1,740	10,266
Cerner Corp.* (Software)	290	18,873
Check Point Software Technologies, Ltd.* (Internet)	1,160	30,960
Ciena Corp.* (Telecommunications)	580	6,473
Cisco Systems, Inc.* (Telecommunications)	35,670	785,097
Citrix Systems, Inc.* (Software)	1,160	41,296
Cognizant Technology Solutions Corp.* (Computers)	1,740	51,487
Computer Sciences Corp.* (Computers)	870	41,908
Compuware Corp.* (Software)	1,450	10,628
Comtech Telecommunications Corp.* (Telecommunications)	290	9,242
Concur Technologies, Inc.* (Software)	290	10,002
Corning, Inc. (Telecommunications)	9,570	162,690
Cree Research, Inc.* (Semiconductors)	580	18,595
Crown Castle International Corp.* (Telecommunications)	1,450	41,673
CSG Systems International, Inc.* (Software)	290	4,837
Cymer, Inc.* (Electronics)	290	9,921
Cypress Semiconductor Corp.* (Semiconductors)	870	9,239
Dell, Inc.* (Computers)	10,730	143,567
Diebold, Inc. (Computers)	290	8,039
Digital River, Inc.* (Internet)	290	10,252
DST Systems, Inc.* (Computers)	290	12,856
Dycom Industries, Inc.* (Engineering & Construction)	290	3,692

Common Stocks, continued
	Shares	Value
EarthLink, Inc.* (Internet)	580	$4,901
Echostar Holding Corp.* (Telecommunications)	290	4,275
Electronics for Imaging, Inc.* (Computers)	290	3,306
EMC Corp.* (Computers)	12,470	187,798
Emulex Corp.* (Semiconductors)	580	5,295
Equinix, Inc.* (Internet)	290	23,702
F5 Networks, Inc.* (Internet)	580	21,530
Fair Isaac Corp. (Software)	290	5,565
Fairchild Semiconductor International, Inc.* (Semiconductors)	870	7,682
FormFactor, Inc.* (Semiconductors)	290	6,685
Gartner Group, Inc.* (Commercial Services)	290	4,959
Google, Inc.—Class A* (Internet)	1,450	642,422
Harmonic, Inc.* (Telecommunications)	580	4,019
Harris Corp. (Telecommunications)	870	27,240
Hewlett-Packard Co. (Computers)	14,790	640,407
IAC/InterActiveCorp* (Internet)	580	10,678
Imation Corp. (Computers)	290	2,633
Informatica Corp.* (Software)	580	10,666
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	870	14,633
Insight Enterprises, Inc.* (Retail)	290	2,987
Integrated Device Technology, Inc.* (Semiconductors)	1,160	7,853
Intel Corp. (Semiconductors)	34,510	664,317
InterDigital, Inc.* (Telecommunications)	290	8,587
Intermec, Inc.* (Machinery—Diversified)	290	3,956
International Business Machines Corp. (Computers)	8,120	957,592
International Rectifier Corp.* (Semiconductors)	580	9,605
Intersil Corp.—Class A (Semiconductors)	870	12,502
Intuit, Inc.* (Software)	1,740	51,678
j2 Global Communications, Inc.* (Internet)	290	6,957
JDA Software Group, Inc.* (Software)	290	5,977
JDS Uniphase Corp.* (Telecommunications)	1,450	8,497
Juniper Networks, Inc.* (Telecommunications)	3,190	83,355
KLA -Tencor Corp. (Semiconductors)	1,160	36,981
Lam Research Corp.* (Semiconductors)	870	26,152
Lexmark International, Inc.—Class A* (Computers)	580	8,398
Linear Technology Corp. (Semiconductors)	1,160	31,169
LSI Logic Corp.* (Semiconductors)	4,060	21,031
Marvell Technology Group, Ltd.* (Semiconductors)	2,900	38,686
Maxim Integrated Products, Inc. (Semiconductors)	2,030	35,972
McAfee, Inc.* (Internet)	870	38,785
MEMC Electronic Materials, Inc.* (Semiconductors)	1,450	25,549
Mentor Graphics Corp.* (Computers)	580	4,025
Micrel, Inc. (Semiconductors)	290	2,268
Microchip Technology, Inc. (Semiconductors)	1,160	31,239
Micron Technology, Inc.* (Semiconductors)	5,220	33,356
Micros Systems, Inc.* (Computers)	580	15,886
Microsemi Corp.* (Semiconductors)	580	7,917
Microsoft Corp. (Software)	49,010	1,152,715
Motorola, Inc. (Telecommunications)	13,050	93,438
National Semiconductor Corp. (Semiconductors)	1,450	21,837
NCR Corp.* (Computers)	870	11,258
NetApp, Inc.* (Computers)	2,030	45,594
Novell, Inc.* (Software)	2,030	9,297

See accompanying notes to the financial statements.

PROFUNDS Technology UltraSector ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks, continued
	Shares	Value
Novellus Systems, Inc.* (Semiconductors)	580	$11,351
Nuance Communications, Inc.* (Software)	1,450	19,140
NVIDIA Corp.* (Semiconductors)	3,480	44,996
Omniture, Inc.* (Commercial Services)	580	7,934
OmniVision Technologies, Inc.* (Semiconductors)	290	3,837
ON Semiconductor Corp.* (Semiconductors)	2,610	19,053
Oracle Corp. (Software)	23,780	526,251
Palm, Inc.* (Computers)	870	13,685
Parametric Technology Corp.* (Software)	580	7,488
Perot Systems Corp.—Class A* (Computers)	580	9,268
Pitney Bowes, Inc. (Office/Business Equipment)	1,160	23,954
Plantronics, Inc. (Telecommunications)	290	6,864
PMC-Sierra, Inc.* (Semiconductors)	1,450	13,267
Polycom, Inc.* (Telecommunications)	580	13,775
Progress Software Corp.* (Software)	290	6,563
QLogic Corp.* (Semiconductors)	870	11,353
Qualcomm, Inc. (Telecommunications)	10,150	469,031
Quest Software, Inc.* (Software)	290	4,275
Rackspace Hosting, Inc.* (Internet)	580	8,143
Rambus, Inc.* (Semiconductors)	580	9,819
Red Hat, Inc.* (Software)	1,160	26,483
RF Micro Devices, Inc.* (Telecommunications)	1,450	7,540
Riverbed Technology, Inc.* (Computers)	290	5,803
Rovi Corp.* (Semiconductors)	580	15,173
S1 Corp.* (Internet)	290	2,056
SAIC, Inc.* (Commercial Services)	1,160	20,984
Salesforce.com, Inc.* (Software)	580	25,137
SanDisk Corp.* (Computers)	1,450	25,839
SAVVIS, Inc.* (Telecommunications)	290	4,208
SBA Communications Corp.—Class A* (Telecommunications)	580	15,132
Seagate Technology (Computers)	2,900	34,916
Seagate Technology, Inc. Escrowed Shares*(a) (Computers)	126	0
Semtech Corp.* (Semiconductors)	290	5,336
Silicon Laboratories, Inc.* (Semiconductors)	290	12,421
Skyworks Solutions, Inc.* (Semiconductors)	1,160	14,013
Solera Holdings, Inc.* (Software)	290	7,810
SONICWALL, Inc.* (Internet)	290	2,201
Sonus Networks, Inc.* (Telecommunications)	1,160	2,204
SRA International, Inc.—Class A* (Computers)	290	5,713
Sun Microsystems, Inc.* (Computers)	4,640	42,549
Sybase, Inc.* (Software)	580	20,764
Sycamore Networks, Inc.* (Telecommunications)	1,160	3,944
Symantec Corp.* (Internet)	5,220	77,935
Synaptics, Inc.* (Computers)	290	6,951
Syniverse Holdings, Inc.* (Telecommunications)	290	5,084
Synopsys, Inc.* (Computers)	870	17,383
Tech Data Corp.* (Distribution/Wholesale)	290	10,130
Tekelec* (Telecommunications)	290	5,333
Tellabs, Inc.* (Telecommunications)	2,320	13,456
Teradata Corp.* (Computers)	1,160	28,501
Teradyne, Inc.* (Semiconductors)	1,160	9,141
Tessera Technologies, Inc.* (Semiconductors)	290	8,146
Texas Instruments, Inc. (Semiconductors)	7,830	188,311
Tibco Software, Inc.* (Internet)	1,160	10,127
TriQuint Semiconductor, Inc.* (Semiconductors)	870	6,247
Unisys Corp.* (Computers)	2,030	3,634
United Online, Inc. (Internet)	580	5,324
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	580	18,583

Common Stocks, continued
	Shares	Value
VeriFone Holdings, Inc.* (Software)	580	$5,226
VeriSign, Inc.* (Internet)	1,160	23,710
VMware, Inc.—Class A* (Software)	290	9,347
Websense, Inc.* (Internet)	290	4,292
Western Digital Corp.* (Computers)	1,450	43,862
Xerox Corp. (Office/Business Equipment)	5,510	45,127
Xilinx, Inc. (Semiconductors)	1,740	37,741
Yahoo!, Inc.* (Internet)	8,120	116,278
Zoran Corp.* (Semiconductors)	290	3,341

TOTAL COMMON STOCKS (Cost $8,853,120)		10,509,704

Repurchase Agreements (25.9%)
	Principal Amount
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $353,003 (Collateralized by $362,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $361,649)	$353,000	353,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $1,536,015 (Collateralized by $1,464,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $1,569,073)	1,536,000	1,536,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $1,326,013 (Collateralized by $1,357,000 Federal Farm Credit Bank, 1.20%, 6/16/11, market value $1,353,836)	1,326,000	1,326,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $353,003 (Collateralized by $351,000 Federal National Mortgage Association, 3.25%, 2/10/10, market value $361,964)	353,000	353,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,568,000)		3,568,000

TOTAL INVESTMENT SECURITIES (Cost $12,421,120)—102.1%		14,077,704
Net other assets (liabilities)—(2.1)%		(284,954)

NET ASSETS—100.0%		$13,792,750

*	Non-income producing security
(a)	Security delisted or issuer in bankruptcy.
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $2,000,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.

See accompanying notes to the financial statements.

PROFUNDS Technology UltraSector ProFund	Schedule of Portfolio Investments July 31, 2009

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Technology Index	$4,607,155	$(31,867)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Technology Index	5,612,637	(42,652)

Technology UltraSector ProFund invested in the following industries as of July 31, 2009:

	Value	% of Net Assets
Chemicals	$9,837	0.1%
Commercial Services	33,877	0.3%
Computers	3,315,036	23.9%
Distribution/Wholesale	26,486	0.2%
Electronics	9,921	0.1%
Engineering & Construction	3,692	NM
Internet	1,069,917	7.8%
Machinery—Diversified	3,956	NM
Office/Business Equipment	69,081	0.5%
Retail	2,987	NM
Semiconductors	1,792,039	12.9%
Software	2,247,061	16.3%
Telecommunications	1,925,814	14.1%
Other**	3,283,046	23.8%

Total	$13,792,750	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Common Stocks	$10,509,704	$ —	$10,509,704
Repurchase Agreements	—	3,568,000	3,568,000

Total Investment Securities	10,509,704	3,568,000	14,077,704

Other Financial Instruments*	—	(74,519)	(74,519)

Total Investments	$10,509,704	$3,493,481	$14,003,185

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Telecommunications UltraSector ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks (57.6%)
	Shares	Value
AT&T, Inc. (Telecommunications)	17,800	$466,894
CenturyTel, Inc. (Telecommunications)	1,300	40,807
Cincinnati Bell, Inc.* (Telecommunications)	950	2,974
Frontier Communications Corp. (Telecommunications)	1,350	9,450
Leap Wireless International, Inc.* (Telecommunications)	250	5,988
Leucadia National Corp.* (Holding Companies—Diversified)	750	18,375
Level 3 Communications, Inc.* (Telecommunications)	7,000	8,610
MetroPCS Communications, Inc.* (Telecommunications)	1,100	13,035
NII Holdings, Inc.—Class B* (Telecommunications)	700	16,114
Qwest Communications International, Inc. (Telecommunications)	6,050	23,353
Sprint Nextel Corp.* (Telecommunications)	12,050	48,200
Telephone & Data Systems, Inc. (Telecommunications)	200	5,148
Telephone & Data Systems, Inc.—Special Shares (Telecommunications)	200	4,820
tw telecom, Inc.* (Telecommunications)	650	6,435
US Cellular Corp.* (Telecommunications)	50	1,791
Verizon Communications, Inc. (Telecommunications)	12,400	397,668
Virgin Media, Inc. (Telecommunications)	1,250	13,062
Windstream Corp. (Telecommunications)	1,900	16,663

TOTAL COMMON STOCKS (Cost $910,152)		1,099,387

Repurchase Agreements (34.5%)
	Principal Amount
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $63,001 (Collateralized by $66,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $65,936)	$63,000	63,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $290,003 (Collateralized by $278,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $297,952)	290,000	290,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $244,002 (Collateralized by $251,000 Federal Farm Credit Bank, 1.20%, 6/16/11, market value $250,415)	244,000	244,000

Repurchase Agreements, continued
	Principal Amount	Value
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $63,001 (Collateralized by $63,000 Federal National Mortgage Association, 3.25%, 2/10/10, market value $64,968)	$63,000	$63,000

TOTAL REPURCHASE AGREEMENTS (Cost $660,000)		660,000

TOTAL INVESTMENT SECURITIES (Cost $1,570,152)—92.1%		1,759,387
Net other assets (liabilities)—7.9%		150,959

NET ASSETS—100.0%		$1,910,346

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $390,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Telecommunications Index	$1,229,454	$15,535
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Telecommunications Index	516,537	6,515

Telecommunications UltraSector ProFund invested in the following industries as of July 31, 2009:

	Value	% of Net Assets
Holding Companies—Diversified	$18,375	1.0%
Telecommunications	1,081,012	56.6%
Other**	810,959	42.4%

Total	$1,910,346	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Common Stocks	$1,099,387	$ —	$1,099,387
Repurchase Agreements	—	660,000	660,000

Total Investment Securities	1,099,387	660,000	1,759,387

Other Financial Instruments*	—	22,050	22,050

Total Investments	$1,099,387	$682,050	$1,781,437

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Utilities UltraSector ProFund	Schedule of Portfolio Investments July 31, 2009

Common Stocks (60.3%)
	Shares	Value
AGL Resources, Inc. (Gas)	1,110	$37,318
Allegheny Energy, Inc. (Electric)	2,516	63,428
ALLETE, Inc. (Electric)	370	11,833
Alliant Energy Corp. (Electric)	1,628	42,588
Ameren Corp. (Electric)	3,182	80,918
American Electric Power, Inc. (Electric)	7,030	217,649
American Water Works Co., Inc. (Water)	1,480	29,171
Aqua America, Inc. (Water)	1,998	36,084
Atmos Energy Corp. (Gas)	1,332	36,177
Avista Corp. (Electric)	814	15,075
Black Hills Corp. (Electric)	592	15,398
California Water Service Group (Water)	296	11,210
Calpine Corp.* (Electric)	5,328	68,625
CenterPoint Energy, Inc. (Electric)	4,514	54,394
Cleco Corp. (Electric)	888	21,037
CMS Energy Corp. (Electric)	3,330	43,090
Consolidated Edison, Inc. (Electric)	4,070	160,195
Constellation Energy Group, Inc. (Electric)	2,664	76,457
Covanta Holding Corp.* (Energy—Alternate Sources)	1,924	32,496
Dominion Resources, Inc. (Electric)	8,732	295,142
DPL, Inc. (Electric)	1,702	40,763
DTE Energy Co. (Electric)	2,442	84,151
Duke Energy Corp. (Electric)	18,944	293,253
Dynegy, Inc.—Class A* (Electric)	7,400	14,874
Edison International (Electric)	4,440	143,501
El Paso Electric Co.* (Electric)	666	10,063
Entergy Corp. (Electric)	2,886	231,832
EQT Corp. (Oil & Gas)	1,850	71,003
Exelon Corp. (Electric)	9,694	493,037
FirstEnergy Corp. (Electric)	4,514	185,977
FPL Group, Inc. (Electric)	5,550	314,518
Great Plains Energy, Inc. (Electric)	1,998	31,828
Hawaiian Electric Industries, Inc. (Electric)	1,332	23,803
IDACORP, Inc. (Electric)	666	18,461
Integrys Energy Group, Inc. (Electric)	1,110	37,496
ITC Holdings Corp. (Electric)	740	35,298
Laclede Group, Inc. (Gas)	296	9,937
Mirant Corp.* (Electric)	2,146	38,757
National Fuel Gas Co. (Pipelines)	962	39,038
New Jersey Resources Corp. (Gas)	592	22,851
Nicor, Inc. (Gas)	666	24,269
NiSource, Inc. (Electric)	4,070	52,422
Northeast Utilities System (Electric)	2,590	59,596
Northwest Natural Gas Co. (Gas)	370	16,517
NorthWestern Corp. (Electric)	518	12,536
NRG Energy, Inc.* (Electric)	3,922	106,718
NSTAR (Electric)	1,554	49,883
NV Energy, Inc. (Electric)	3,478	39,997
ONEOK, Inc. (Gas)	1,406	46,539
Pepco Holdings, Inc. (Electric)	3,256	46,821
PG&E Corp. (Electric)	5,402	218,079
Piedmont Natural Gas Co., Inc. (Gas)	1,036	25,506
Pinnacle West Capital Corp. (Electric)	1,480	47,301
PNM Resources, Inc. (Electric)	1,184	14,445
Portland General Electric Co. (Electric)	1,110	21,123
PPL Corp. (Electric)	5,476	185,034
Progress Energy, Inc. (Electric)	4,144	163,439
Public Service Enterprise Group, Inc. (Electric)	7,474	242,531
Questar Corp. (Pipelines)	2,516	83,204
RRI Energy, Inc.* (Electric)	5,180	27,713

Common Stocks, continued
	Shares	Value
SCANA Corp. (Electric)	1,628	$57,550
Sempra Energy (Gas)	3,330	174,592
South Jersey Industries, Inc. (Gas)	444	16,375
Southern Co. (Electric)	11,470	360,158
Southwest Gas Corp. (Gas)	666	16,130
Spectra Energy Corp. (Pipelines)	9,398	172,547
TECO Energy, Inc. (Electric)	2,960	39,930
The AES Corp.* (Electric)	9,842	125,879
UGI Corp. (Gas)	1,554	41,088
Unisource Energy Corp. (Electric)	518	14,297
Vectren Corp. (Gas)	1,184	29,079
Westar Energy, Inc. (Electric)	1,628	32,023
WGL Holdings, Inc. (Gas)	740	24,509
Wisconsin Energy Corp. (Electric)	1,702	73,135
Xcel Energy, Inc. (Electric)	6,734	134,276

TOTAL COMMON STOCKS (Cost $4,818,323)		6,283,967

Repurchase Agreements (42.1%)
	Principal Amount
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $433,004 (Collateralized by $444,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $443,570)	$433,000	433,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $1,885,019 (Collateralized by $1,796,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $1,924,900)	1,885,000	1,885,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $1,629,016 (Collateralized by $1,667,000 Federal Farm Credit Bank, 1.20%, 6/16/11, market value $1,663,113)	1,629,000	1,629,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $433,004 (Collateralized by $430,000 Federal National Mortgage Association, 3.25%, 2/10/10, market value $443,432)	433,000	433,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,380,000)		4,380,000

TOTAL INVESTMENT SECURITIES (Cost $9,198,323)—102.4%		10,663,967
Net other assets (liabilities)—(2.4)%		(251,666)

NET ASSETS—100.0%		$10,412,301

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $1,700,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.

See accompanying notes to the financial statements.

PROFUNDS Utilities UltraSector ProFund	Schedule of Portfolio Investments July 31, 2009

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Utilities Index	$2,183,656	$(569)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Utilities Index	7,201,393	(109,183)

Utilities UltraSector ProFund invested in the following industries as of July 31, 2009:

	Value	% of Net Assets
Electric	$5,288,327	50.7%
Energy—Alternate Sources	32,496	0.3%
Gas	520,887	5.0%
Oil & Gas	71,003	0.7%
Pipelines	294,789	2.9%
Water	76,465	0.7%
Other**	4,128,334	39.7%

Total	$10,412,301	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Common Stocks	$6,283,967	$ —	$ 6,283,967
Repurchase Agreements	—	4,380,000	4,380,000

Total Investment Securities	6,283,967	4,380,000	10,663,967

Other Financial Instruments*	—	(109,752)	(109,752)

Total Investments	$6,283,967	$4,270,248	$10,554,215

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Short Oil & Gas ProFund	Schedule of Portfolio Investments July 31, 2009

Repurchase Agreements (101.0%)
	Principal Amount	Value
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $623,005 (Collateralized by $637,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $636,383)	$623,000	$623,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $2,704,027 (Collateralized by $2,575,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $2,759,810)	2,704,000	2,704,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $2,338,023 (Collateralized by $2,262,000 of various U.S. Government Agency Obligations, 1.20%-4.13%, 6/16/11-9/27/13, market value $2,386,073)	2,338,000	2,338,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $623,005 (Collateralized by $619,000 Federal National Mortgage Association, 3.25%, 2/10/10, market value $638,336)	623,000	623,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,288,000)		6,288,000

TOTAL INVESTMENT SECURITIES (Cost $6,288,000)—101.0%		6,288,000
Net other assets (liabilities)—(1.0)%		(60,677)

NET ASSETS—100.0%		$6,227,323

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $1,710,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	$(2,874,176)	$(12,943)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & Gas Index	(3,418,023)	(20,117)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 2	Total
Investment Securities:
Repurchase Agreements	$6,288,000	$6,288,000

Total Investment Securities	6,288,000	6,288,000

Other Financial Instruments*	(33,060)	(33,060)

Total Investments	$6,254,940	$6,254,940

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Short Precious Metals ProFund	Schedule of Portfolio Investments July 31, 2009

Repurchase Agreements (106.7%)
	Principal Amount	Value
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $868,007 (Collateralized by $887,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $886,141)	$868,000	$868,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $3,771,038 (Collateralized by $3,737,000 of various U.S. Government Agency Obligations, 1.75%-4.13%, 3/23/11-12/21/12, market value $3,848,044)	3,771,000	3,771,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $3,263,033 (Collateralized by $3,150,000 of various U.S. Government Agency Obligations, 1.20%-4.13%, 6/16/11-9/27/13, market value $3,329,695)	3,263,000	3,263,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $868,007 (Collateralized by $859,000 Federal National Mortgage Association, 3.25%, 2/10/10, market value $885,833)	868,000	868,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,770,000)		8,770,000

TOTAL INVESTMENT SECURITIES (Cost $8,770,000)—106.7%		8,770,000
Net other assets (liabilities)—(6.7)%		(551,654)

NET ASSETS—100.0%		$8,218,346

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $2,150,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$(1,795,964)	$(470,625)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	(6,433,627)	(74,880)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 2	Total
Investment Securities:
Repurchase Agreements	$8,770,000	$8,770,000

Total Investment Securities	8,770,000	8,770,000

Other Financial Instruments*	(545,505)	(545,505)

Total Investments	$8,224,495	$8,224,495

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Short Real Estate ProFund	Schedule of Portfolio Investments July 31, 2009

Repurchase Agreements (106.8%)
	Principal Amount	Value
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $3,086,026 (Collateralized by $3,153,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $3,149,945)	$3,086,000	$3,086,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $13,367,134 (Collateralized by $13,285,000 of various U.S. Government Agency Obligations, 1.75%-4.13%, 3/23/11-12/21/12, market value $13,635,656)	13,367,000	13,367,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $11,578,116 (Collateralized by $11,041,000 of various U.S. Government Agency Obligations, 1.20%-4.13%, 6/16/11-9/27/13, market value $11,812,360)	11,578,000	11,578,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $3,086,026 (Collateralized by $3,125,000 of various U.S. Government Agency Obligations, 0.22%‡-3.25%, 9/30/09-2/10/10, market value $3,149,606)	3,086,000	3,086,000

TOTAL REPURCHASE AGREEMENTS (Cost $31,117,000)		31,117,000

TOTAL INVESTMENT SECURITIES (Cost $31,117,000)—106.8%		31,117,000
Net other assets (liabilities)—(6.8)%		(1,970,036)

NET ASSETS—100.0%		$29,146,964

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $8,310,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real Estate Index	$(18,151,497)	$(965,159)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real Estate Index	(11,074,028)	(438,900)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 2	Total
Investment Securities:
Repurchase Agreements	$31,117,000	$31,117,000

Total Investment Securities	31,117,000	31,117,000

Other Financial Instruments*	(1,404,059)	(1,404,059)

Total Investments	$29,712,941	$29,712,941

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS U.S. Government Plus ProFund	Schedule of Portfolio Investments July 31, 2009

U.S. Treasury Obligations (42.6%)
	Principal Amount	Value
U.S. Treasury Bonds, 4.25%, 5/15/39	$14,200,000	$14,086,844

TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,440,777)		14,086,844

Repurchase Agreements (82.3%)
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $2,696,022 (Collateralized by $2,754,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $2,751,331)	2,696,000	2,696,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $11,672,117 (Collateralized by $11,569,000 of various Federal Home Loan Mortgage Corp. Securities, 2.13%-4.13%, 3/23/12-12/21/12, market value $11,906,574)	11,672,000	11,672,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $10,113,101 (Collateralized by $9,571,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $10,316,661)	10,113,000	10,113,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $2,696,022 (Collateralized by $2,741,000 of various U.S. Government Agency Obligations, 0.22%‡-3.25%, 9/30/09-2/10/10, market value $2,750,861)	2,696,000	2,696,000

TOTAL REPURCHASE AGREEMENTS (Cost $27,177,000)		27,177,000

TOTAL INVESTMENT SECURITIES (Cost $40,617,777)—124.9%		41,263,844
Net other assets (liabilities)—(24.9)%		(8,231,375)

NET ASSETS—100.0%		$33,032,469

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $3,500,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
30-Year U.S. Treasury Bond Futures Contract expiring 9/21/09 (Underlying notional amount at value $1,549,844)	13	$63,834
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the 30-Year U.S. Treasury Bond, 4.25% due 5/15/39	$25,396,000	$739,928

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
U.S. Treasury Obligations	$14,086,844	$ —	$14,086,844
Repurchase Agreements	—	27,177,000	27,177,000

Total Investment Securities	14,086,844	27,177,000	41,263,844

Other Financial Instruments*	63,834	739,928	803,762

Total Investments	$14,150,678	$27,916,928	$42,067,606

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Rising Rates Opportunity 10 ProFund	Schedule of Portfolio Investments July 31, 2009

Repurchase Agreements (102.6%)
	Principal Amount	Value
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $6,465,054 (Collateralized by $6,601,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $6,594,604)	$6,465,000	$6,465,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $27,974,280 (Collateralized by $27,905,000 of various U.S. Government Agency Obligations, 1.75%-2.13%, 3/23/11-3/23/12, market value $28,534,418)	27,974,000	27,974,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $24,246,242 (Collateralized by $22,945,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $24,732,607)	24,246,000	24,246,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $6,465,054 (Collateralized by $6,579,000 of various U.S. Government Agency Obligations, 0.22%‡-3.25%, 9/30/09-2/10/10, market value $6,595,504)	6,465,000	6,465,000

TOTAL REPURCHASE AGREEMENTS (Cost $65,150,000)		65,150,000

Options Purchased(NM)
	Contracts
10-Year U.S. Treasury Note Call Option, exercise @ 185, expiring 11/20/09	50	475

TOTAL OPTIONS PURCHASED (Cost $897)		475

TOTAL INVESTMENT SECURITIES (Cost $65,150,897)—102.6%		65,150,475
Net other assets (liabilities)—(2.6)%		(1,649,548)

NET ASSETS—100.0%		$63,500,927

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $6,100,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures Contract 9/21/09 (Underlying notional amount at value $2,818,125)	24	$3,462
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the 10-Year U.S. Treasury Note, 3.125% due 5/15/19	$(61,654,531)	$(1,102,641)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Repurchase Agreements	$ —	$65,150,000	$65,150,000
Options Purchased	—	475	475

Total Investment Securities	—	65,150,475	65,150,475

Other Financial Instruments*	3,462	(1,102,641)	(1,099,179)

Total Investments	$3,462	$64,047,834	$64,051,296

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Rising Rates Opportunity ProFund	Schedule of Portfolio Investments July 31, 2009

Repurchase Agreements (98.1%)
	Principal Amount	Value
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $20,945,175 (Collateralized by $21,385,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $21,364,278)	$20,945,000	$20,945,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $90,623,906 (Collateralized by $90,344,000 Federal Home Loan Mortgage Corp., 2.13%, 3/23/12, market value $92,436,593)	90,623,000	90,623,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $78,547,785 (Collateralized by $74,329,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $80,119,849)	78,547,000	78,547,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $20,945,175 (Collateralized by $21,373,000 Federal Home Loan Mortgage Corp., 0.22%‡, 9/30/09, market value $21,365,111)	20,945,000	20,945,000

TOTAL REPURCHASE AGREEMENTS (Cost $211,060,000)		211,060,000

Options Purchased(NM)
	Contracts
30-Year U.S. Treasury Bond Call Option, exercise @ 195, expiring 11/20/09	200	1,899

TOTAL OPTIONS PURCHASED (Cost $3,589)		1,899

TOTAL INVESTMENT SECURITIES (Cost $211,063,589)—98.1%		211,061,899
Net other assets (liabilities)—1.9%		4,056,119

NET ASSETS—100.0%		$215,118,018

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $32,500,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
30-Year U.S. Treasury Bond Futures Contract expiring 9/21/09 (Underlying notional amount at value $16,690,625)	140	$(310,654)
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the 30-Year U.S. Treasury Bond, 4.25% due 5/15/39	$(258,920,156)	$(13,676,778)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Repurchase Agreements	$ —	$211,060,000	$211,060,000
Options Purchased	—	1,899	1,899

Total Investment Securities	—	211,061,899	211,061,899

Other Financial Instruments*	(310,654)	(13,676,778)	(13,987,432)

Total Investments	$(310,654)	$197,385,121	$197,074,467

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Rising U.S. Dollar ProFund	Schedule of Portfolio Investments July 31, 2009

Repurchase Agreements (96.6%)
	Principal Amount	Value
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $1,718,014 (Collateralized by $1,755,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $1,753,299)	$1,718,000	$1,718,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $7,442,074 (Collateralized by $7,387,000 of various Federal Home Loan Mortgage Corp. Securities, 2.13%-4.13%, 3/23/12-12/21/12, market value $7,591,981)	7,442,000	7,442,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $6,446,064 (Collateralized by $6,149,000 of various U.S. Government Agency Obligations, 1.20%-4.13%, 6/16/11-9/27/13, market value $6,576,143)	6,446,000	6,446,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $1,718,014 (Collateralized by $1,736,000 of various U.S. Government Agency Obligations, 0.22%‡-3.25%, 9/30/09-2/10/10, market value $1,754,070)	1,718,000	1,718,000

TOTAL REPURCHASE AGREEMENTS (Cost $17,324,000)		17,324,000

TOTAL INVESTMENT SECURITIES (Cost $17,324,000)—96.6%		17,324,000
Net other assets (liabilities)—3.4%		607,325

NET ASSETS—100.0%		$17,931,325

+

All or a portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $1,700,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
U.S. Dollar Index Futures Contract expiring 9/14/09 (Underlying notional amount at value $2,587,200)	33	$(77,638)

At July 31, 2009 the Rising U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British Sterling Pound vs. U.S. Dollar	8/7/09	1,231,895	$2,019,821	$2,057,474	$(37,653)
Canadian Dollar vs. U.S. Dollar	8/7/09	1,681,730	1,545,865	1,561,539	(15,674)
Euro vs. U.S. Dollar	8/7/09	6,955,301	9,779,742	9,912,062	(132,320)
Japanese Yen vs. U.S. Dollar	8/7/09	218,810,586	2,304,051	2,312,928	(8,877)
Swedish Krona vs. U.S. Dollar	8/7/09	5,350,404	714,730	741,792	(27,062)
Swiss Franc vs. U.S. Dollar	8/7/09	663,437	611,461	621,122	(9,661)

Total Short Contracts			$16,975,670	$17,206,917	$(231,247)

Long:
British Sterling Pound vs. U.S. Dollar	8/7/09	139,862	$233,623	$233,593	$(30)
Canadian Dollar vs. U.S. Dollar	8/7/09	179,716	166,901	166,872	(29)
Euro vs. U.S. Dollar	8/7/09	760,372	1,083,765	1,083,612	(153)
Japanese Yen vs. U.S. Dollar	8/7/09	21,630,816	228,564	228,648	84
Swedish Krona vs. U.S. Dollar	8/7/09	706,041	97,954	97,887	(67)
Swiss Franc vs. U.S. Dollar	8/7/09	73,797	69,081	69,090	9

Total Long Contracts			$1,879,888	$1,879,702	$(186)

See accompanying notes to the financial statements.

PROFUNDS Rising U.S. Dollar ProFund	Schedule of Portfolio Investments July 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Repurchase Agreements	$ —	$17,324,000	$17,324,000

Total Investment Securities	—	17,324,000	17,324,000

Other Financial Instruments*	(77,638)	(231,433)	(309,071)

Total Investments	$(77,638)	$17,092,567	$17,014,929

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Falling U.S. Dollar ProFund	Schedule of Portfolio Investments July 31, 2009

Repurchase Agreements (100.5%)
	Principal Amount	Value
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $4,157,035 (Collateralized by $4,246,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $4,241,886)	$4,157,000	$4,157,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $18,000,180 (Collateralized by $17,857,000 of various Federal Home Loan Mortgage Corp. Securities, 2.13%-4.13%, 3/23/12-12/21/12, market value $18,360,830)	18,000,000	18,000,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $15,595,156 (Collateralized by $14,774,000 of various U.S. Government Agency Obligations, 1.20%-4.13%, 6/16/11-9/27/13, market value $15,908,809)	15,595,000	15,595,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $4,157,035 (Collateralized by $4,229,000 of various U.S. Government Agency Obligations, 0.22%‡-3.25%, 9/30/09-2/10/10, market value $4,241,472)	4,157,000	4,157,000

TOTAL REPURCHASE AGREEMENTS (Cost $41,909,000)		41,909,000

TOTAL INVESTMENT SECURITIES (Cost $41,909,000)—100.5%		41,909,000
Net other assets (liabilities)—(0.5)%		(205,212)

NET ASSETS—100.0%		$41,703,788

+

All or a portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $4,531,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
U.S. Dollar Index Futures Contract expiring 9/14/09 (Underlying notional amount at value $2,508,800)	32	$75,115

At July 31, 2009 the Falling U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British Sterling Pound vs. U.S. Dollar	8/7/09	30,579	$51,078	$51,071	$7
Canadian Dollar vs. U.S. Dollar	8/7/09	444	412	412	—(a	)
Euro vs. U.S. Dollar	8/7/09	12,472	17,776	17,773	3
Swedish Krona vs. U.S. Dollar	8/7/09	358,124	49,684	49,651	33
Swiss Franc vs. U.S. Dollar	8/7/09	1,476	1,382	1,382	—(a	)

Total Short Contracts			$120,332	$120,289	$43

Long:
British Sterling Pound vs. U.S. Dollar	8/7/09	2,824,996	$4,632,318	$4,718,222	$85,904
Canadian Dollar vs. U.S. Dollar	8/7/09	3,843,963	3,533,824	3,569,240	35,416
Euro vs. U.S. Dollar	8/7/09	15,864,666	22,309,322	22,608,880	299,558
Japanese Yen vs. U.S. Dollar	8/7/09	504,595,185	5,313,591	5,333,802	20,211
Swedish Krona vs. U.S. Dollar	8/7/09	12,241,580	1,635,693	1,697,200	61,507
Swiss Franc vs. U.S. Dollar	8/7/09	1,510,271	1,392,176	1,413,946	21,770

Total Long Contracts			$38,816,924	$39,341,290	$524,366

(a)	Amount is less than $0.50.

See accompanying notes to the financial statements.

PROFUNDS Falling U.S. Dollar ProFund	Schedule of Portfolio Investments July 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Repurchase Agreements	$ —	$41,909,000	$41,909,000

Total Investment Securities	—	41,909,000	41,909,000

Other Financial Instruments*	75,115	524,409	599,524

Total Investments	$75,115	$42,433,409	$42,508,524

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

This Page Intentionally Left Blank

PROFUNDS

July 31, 2009

Statements of Assets and Liabilities

	Bull ProFund	Mid-Cap ProFund	Small-Cap ProFund	NASDAQ-100 ProFund
Assets:
Total Investment Securities, at cost	$37,124,639	$13,047,809	$19,747,130	$129,944,743

Securities, at value	33,486,797	7,070,385	11,217,900	101,575,981
Repurchase agreements, at value	12,402,000	6,826,000	10,029,000	39,311,000

Total Investment Securities, at value	45,888,797	13,896,385	21,246,900	140,886,981
Cash	270	515	656	1,453,338
Segregated cash balances with brokers for futures contracts	141,313	30,440	233,750	455,650
Dividends and interest receivable	35,145	3,492	6,577	9,889
Receivable for investments sold	6	—	36,454	—
Receivable for capital shares issued	557,196	10,672	224,720	9,961,796
Unrealized gain on swap agreements	40,574	39,624	18,614	—
Variation margin on futures contracts	1,250	280	—	—
Receivable from Advisor for expense reimbursements	—	—	—	—
Prepaid expenses	29,633	16,908	23,100	14,368

Total Assets	46,694,184	13,998,316	21,790,771	152,782,022

Liabilities:
Cash overdraft	—	—	—	—
Payable for investments purchased	—	—	—	12,297,681
Payable for capital shares redeemed	641,321	80,106	3,252,786	927,862
Unrealized loss on swap agreements	—	—	11,015	135,058
Variation margin on futures contracts	—	—	8,336	12,350
Advisory fees payable	21,647	5,119	3,361	44,158
Management services fees payable	4,330	1,024	672	9,462
Administration fees payable	1,181	382	577	2,584
Distribution and services fees payable—Service Class	4,582	1,319	1,556	5,270
Trustee fees payable	2	— (a)	1	3
Transfer agency fees payable	3,812	951	1,541	6,377
Fund accounting fees payable	2,467	797	1,206	5,397
Compliance services fees payable	401	79	132	625
Service fees payable	716	231	350	1,566
Other accrued expenses	50,700	9,920	37,022	57,118

Total Liabilities	731,159	99,928	3,318,555	13,505,511

Net Assets	$45,963,025	$13,898,388	$18,472,216	$139,276,511

Net Assets consist of:
Capital	$106,362,176	$13,999,013	$45,874,136	$129,025,452
Accumulated net investment income (loss)	(3,896)	(120,707)	(470,200)	(616,146)
Accumulated net realized gains (losses) on investments	(69,283,838)	(884,713)	(28,531,373)	61,618
Net unrealized appreciation (depreciation) on investments	8,888,583	904,795	1,599,653	10,805,587

Net Assets	$45,963,025	$13,898,388	$18,472,216	$139,276,511

Net Assets:
Investor Class	$36,313,510	$12,888,324	$17,309,719	$132,788,318
Service Class	9,649,515	1,010,064	1,162,497	6,488,193

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Investor Class	813,219	390,391	558,634	2,313,876
Service Class	236,176	32,743	40,615	123,322

Net Asset Value (offering and redemption price per share):
Investor Class	$44.65	$33.01	$30.99	$57.39
Service Class	40.86	30.85	28.62	52.61

(a)	Amount is less than $0.50.

See accompanying notes to the financial statements.

Large-Cap Value ProFund	Large-Cap Growth ProFund	Mid-Cap Value ProFund	Mid-Cap Growth ProFund	Small-Cap Value ProFund	Small-Cap Growth ProFund

$5,441,510	$21,243,429	$6,880,264	$17,364,892	$19,192,698	$11,622,078

7,543,063	25,633,687	8,612,893	20,276,234	22,273,870	14,032,995
—	4,000	54,000	—	—	10,000

7,543,063	25,637,687	8,666,893	20,276,234	22,273,870	14,042,995
—	717	223	—	11,073	493
—	—	—	—	—	—
14,626	16,615	5,895	5,079	16,101	7,006
—	—	—	—	—	—
38,647	1,945,899	1,278	1,754	5,688	41,081
—	—	—	—	—	—
—	—	—	—	—	—
704	—	—	—	5,937	—
11,765	12,379	17,184	26,813	18,113	18,432

7,608,805	27,613,297	8,691,473	20,309,880	22,330,782	14,110,007

47,810	—	—	6,336	—	—
—	1,952,307	—	—	12,497	—
13,586	31,104	40,931	122,778	38,492	16,198
—	—	—	—	—	—
—	—	—	—	—	—
—	14,289	2,166	10,532	—	2,904
—	2,858	433	2,107	—	581
225	780	205	575	398	511
1,866	2,668	1,303	3,023	923	1,764
1	1	1	— (a)	— (a)	— (a)
1,077	2,709	886	3,380	1,132	1,598
470	1,629	428	1,201	831	1,067
172	97	163	51	81	79
136	473	124	349	241	310
11,325	16,900	8,728	17,749	21,179	13,825

76,668	2,025,815	55,368	168,081	75,774	38,837

$7,532,137	$25,587,482	$8,636,105	$20,141,799	$22,255,008	$14,071,170

$6,942,228	$30,275,760	$12,453,796	$35,915,533	$58,559,607	$21,211,771
152,594	(45,043)	(46,558)	(1,539)	(62,016)	(89,533)
(1,664,238)	(9,037,493)	(5,557,762)	(18,683,537)	(39,323,755)	(9,471,985)
2,101,553	4,394,258	1,786,629	2,911,342	3,081,172	2,420,917

$7,532,137	$25,587,482	$8,636,105	$20,141,799	$22,255,008	$14,071,170

$5,142,317	$22,507,410	$6,832,014	$15,656,168	$20,761,734	$11,346,415
2,389,820	3,080,072	1,804,091	4,485,631	1,493,274	2,724,755

173,223	728,092	215,727	526,860	644,294	371,888
84,130	106,388	61,577	164,102	49,788	96,666

$29.69	$30.91	$31.67	$29.72	$32.22	$30.51
28.41	28.95	29.30	27.33	29.99	28.19

See accompanying notes to the financial statements.

PROFUNDS

July 31, 2009

Statements of Assets and Liabilities, continued

	Europe 30 ProFund	UltraBull ProFund	UltraMid- Cap ProFund	UltraSmall- Cap ProFund
Assets:
Total Investment Securities, at cost	$7,796,764	$53,992,276	$24,586,349	$32,828,607

Securities, at value	9,590,537	51,001,786	17,867,127	15,800,534
Repurchase agreements, at value	—	11,454,000	10,691,000	20,056,000

Total Investment Securities, at value	9,590,537	62,455,786	28,558,127	35,856,534
Cash	—	—	939	184
Segregated cash balances with brokers for futures contracts	—	4,538,958	1,034,960	1,394,428
Segregated cash balances with custodian for swap agreements	—	—	—	211
Dividends and interest receivable	50,340	67,143	7,579	9,635
Receivable for investments sold	302,064	6	—	64,359
Receivable for capital shares issued	7,662	3,258,472	444,501	429,644
Unrealized gain on swap agreements	—	31,613	35,878	—
Variation margin on futures contracts	—	40,150	9,520	—
Receivable from Advisor for capital contributions	—	—	—	—
Prepaid expenses	12,403	12,697	13,376	18,612

Total Assets	9,963,006	70,404,825	30,104,880	37,773,607

Liabilities:
Cash overdraft	21,269	17	—	—
Payable for investments purchased	—	—	—	—
Payable for capital shares redeemed	314,608	2,985,816	103,361	9,188,167
Payable for closed swap positions	—	—	—	115,774
Unrealized loss on swap agreements	—	—	—	75,927
Variation margin on futures contracts	—	—	—	50,830
Advisory fees payable	3,430	43,094	14,243	19,752
Management services fees payable	686	8,619	2,849	3,951
Administration fees payable	287	2,360	780	1,081
Distribution and services fees payable—Service Class	1,710	5,482	1,528	4,363
Trustee fees payable	1	3	1	1
Transfer agency fees payable	877	10,046	2,810	5,249
Fund accounting fees payable	600	4,930	1,629	2,258
Compliance services fees payable	110	560	177	272
Service fees payable	174	1,431	473	655
Other accrued expenses	4,661	59,176	20,883	34,178

Total Liabilities	348,413	3,121,534	148,734	9,502,458

Net Assets	$9,614,593	$67,283,291	$29,956,146	$28,271,149

Net Assets consist of:
Capital	$15,504,865	$223,837,093	$78,061,319	$90,306,332
Accumulated net investment income (loss)	114,009	(53,443)	(198,355)	(556,244)
Accumulated net realized gains (losses) on investments	(7,798,054)	(168,508,755)	(52,042,075)	(64,676,438)
Net unrealized appreciation (depreciation) on investments	1,793,773	12,008,396	4,135,257	3,197,499

Net Assets	$9,614,593	$67,283,291	$29,956,146	$28,271,149

Net Assets:
Investor Class	$8,033,511	$61,531,299	$28,094,198	$26,337,701
Service Class	1,581,082	5,751,992	1,861,948	1,933,448

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Investor Class	647,195	2,404,759	1,364,152	2,501,361
Service Class	124,618	245,580	97,526	200,595

Net Asset Value (offering and redemption price per share):
Investor Class	$12.41	$25.59	$20.59	$10.53
Service Class	12.69	23.42	19.09	9.64

See accompanying notes to the financial statements.

UltraDow 30 ProFund	UltraNASDAQ-100 ProFund	UltraInternational ProFund	UltraEmerging Markets ProFund	UltraLatin America ProFund	UltraChina ProFund

$11,789,684	$80,083,692	$19,484,000	$100,753,112	$39,906,569	$52,969,368

9,594,563	81,349,012	—	48,861,751	38,188,867	34,252,793
4,661,000	30,664,000	19,484,000	46,245,000	8,413,000	25,197,000

14,255,563	112,013,012	19,484,000	95,106,751	46,601,867	59,449,793
743	517	552	617	510,180	8,205
13,080	—	1,479,706	—	—	—
—	771	—	—	167,000	—
15,115	12,236	63	354,630	143,543	43,158
—	—	—	—	—	—
1,763,002	1,201,560	311,943	1,496,476	4,888,633	2,684,273
73,894	—	419,608	206,661	—	—
210	—	136,560	—	—	—
780,309	—	70,159	—	—	—
8,968	19,540	18,093	18,201	11,753	26,522

16,910,884	113,247,636	21,920,684	97,183,336	52,322,976	62,211,951

—	—	—	—	—	—
—	—	—	—	3,475,893	3,656,882
689,700	1,808,652	186,663	1,279,464	1,502,769	1,002,429
—	1,100,690	—	—	—	—
—	560,036	—	343,507	226,886	1,334,710
—	464	—	—	—	—
10,337	62,793	9,929	50,419	22,139	24,845
2,067	12,559	1,986	10,084	4,428	4,969
566	3,437	544	2,762	1,211	1,361
2,164	3,908	1,708	5,143	2,907	2,530
1	4	1	4	2	2
2,762	12,203	1,822	9,254	4,541	4,616
1,182	7,179	1,136	5,769	2,529	2,843
141	850	122	754	321	358
343	2,084	330	1,674	734	825
15,246	82,029	11,559	59,052	20,802	21,528

724,509	3,656,888	215,800	1,767,886	5,265,162	6,057,898

$16,186,375	$109,590,748	$21,704,884	$95,415,450	$47,057,814	$56,154,053

$42,442,090	$1,830,029,460	$47,776,346	$352,601,552	$72,656,135	$53,900,785
(32,502)	(600,006)	(155,179)	45,786	66,034	(26,669)
(28,763,901)	(1,751,207,526)	(26,597,668)	(251,448,681)	(32,132,767)	(2,865,778)
2,540,688	31,368,820	681,385	(5,783,207)	6,468,412	5,145,715

$16,186,375	$109,590,748	$21,704,884	$95,415,450	$47,057,814	$56,154,053

$13,890,973	$104,316,871	$19,349,537	$88,047,272	$41,757,300	$52,399,633
2,295,402	5,273,877	2,355,347	7,368,178	5,300,514	3,754,420

800,594	7,031,251	1,737,711	7,159,116	5,228,247	5,279,708
137,948	393,557	214,196	595,426	666,324	382,899

$17.35	$14.84	$11.14	$12.30	$7.99	$9.92
16.64	13.40	11.00	12.37	7.95	9.81

See accompanying notes to the financial statements.

PROFUNDS

July 31, 2009

Statements of Assets and Liabilities, continued

	UltraJapan ProFund	Bear ProFund	Short Small- Cap ProFund	Short NASDAQ-100 ProFund
Assets:
Total Investment Securities, at cost	$23,229,000	$74,188,530	$12,069,531	$18,926,000

Securities, at value	—	765	1,168	—
Repurchase agreements, at value	23,229,000	74,187,000	12,068,000	18,926,000

Total Investment Securities, at value	23,229,000	74,187,765	12,069,168	18,926,000
Cash	1,037	589	909	446
Segregated cash balances with brokers for futures contracts	7,046,526	3,316,605	424,822	174,083
Interest receivable	75	239	39	61
Unrealized gain on swap agreements	53,114	—	384	16,586
Receivable for capital shares issued	115,916	1,039,307	11,164,579	218,938
Variation margin on futures contracts	53,066	—	20,178	5,418
Receivable from Advisor for capital contributions	—	—	—	460,030
Prepaid expenses	11,915	20,190	23,100	15,515

Total Assets	30,510,649	78,564,695	23,703,179	19,817,077

Liabilities:
Payable for capital shares redeemed	4,529,338	520,587	528,280	9,681,811
Unrealized loss on swap agreements	—	567,698	85,483	19,426
Variation margin on futures contracts	—	28,400	—	—
Payable for closed swap positions	—	—	733,042	—
Advisory fees payable	17,933	54,396	17,398	7,116
Management services fees payable	2,989	10,879	3,479	1,423
Administration fees payable	817	2,956	943	462
Distribution and services fees payable—Service Class	858	2,746	7,911	401
Trustee fees payable	1	3	1	— (a)
Transfer agency fees payable	2,478	5,581	4,499	1,885
Fund accounting fees payable	1,705	6,173	1,971	964
Compliance services fees payable	180	631	122	87
Service fees payable	495	1,792	572	280
Other accrued expenses	19,607	73,255	19,872	8,913

Total Liabilities	4,576,401	1,275,097	1,403,573	9,722,768

Net Assets	$25,934,248	$77,289,598	$22,299,606	$10,094,309

Net Assets consist of:
Capital	$131,224,624	$102,238,562	$82,153,840	$43,168,564
Accumulated net investment income (loss)	(268,312)	(712,074)	(321,575)	(106,591)
Accumulated net realized gains (losses) on investments	(108,471,171)	(21,796,899)	(59,351,825)	(32,970,242)
Net unrealized appreciation (depreciation) on investments	3,449,107	(2,439,991)	(180,834)	2,578

Net Assets	$25,934,248	$77,289,598	$22,299,606	$10,094,309

Net Assets:
Investor Class	$25,137,381	$74,981,664	$16,286,543	$9,957,471
Service Class	796,867	2,307,934	6,013,063	136,838

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Investor Class	2,433,339	2,651,790	1,081,322	703,120
Service Class	81,792	79,796	376,731	9,711

Net Asset Value (offering and redemption price per share):
Investor Class	$10.33	$28.28	$15.06	$14.16
Service Class	9.74	28.92	15.96	14.09

(a)	Amount is less than $0.50.

See accompanying notes to the financial statements.

UltraBear ProFund	UltraShort Mid-Cap ProFund	UltraShort Small-Cap ProFund	UltraShort Dow 30 ProFund	UltraShort NASDAQ-100 ProFund	UltraShort International ProFund

$82,692,570	$6,174,000	$49,335,900	$12,211,000	$83,644,000	$10,076,000

1,785	—	3,736	—	—	—
82,689,000	6,174,000	49,331,000	12,211,000	83,644,000	10,076,000

82,690,785	6,174,000	49,334,736	12,211,000	83,644,000	10,076,000
448	631	674	384	575	885
3,579,343	29,560	3,898,048	32,300	87,041	685,860
267	20	159	39	270	32
—	—	—	—	—	—
2,116,293	776,797	2,619,626	518,770	1,764,826	696,791
—	—	125,138	—	2,709	—
—	—	—	—	—	—
18,592	11,817	24,757	9,702	22,291	22,580

88,405,728	6,992,825	56,003,138	12,772,195	85,521,712	11,482,148

6,525,458	180,697	20,163,363	1,822,622	2,962,961	12,144
2,008,716	128,725	515,375	277,498	397,123	509,187
25,499	280	—	525	—	64,515
—	—	1,387,678	—	2,903,721	—
70,531	5,588	11,010	8,266	39,830	9,407
14,106	1,118	2,202	1,653	7,966	1,882
3,823	302	1,317	497	2,157	509
7,752	1,230	8,844	1,090	17,001	548
4	— (a)	2	1	2	1
14,339	1,173	8,326	2,091	11,384	1,094
7,984	631	2,751	1,039	4,504	1,063
820	55	348	96	383	121
2,317	183	799	302	1,307	309
108,236	7,446	37,790	13,175	45,728	18,621

8,789,585	327,428	22,139,805	2,128,855	6,394,067	619,401

$79,616,143	$6,665,397	$33,863,333	$10,643,340	$79,127,645	$10,862,747

$196,886,937	$21,194,447	$113,792,800	$15,677,496	$390,751,729	$55,169,543
(1,353,393)	(137,987)	(589,327)	(224,430)	(505,104)	(267,732)
(113,887,701)	(14,260,849)	(78,921,327)	(4,530,615)	(310,724,566)	(43,247,269)
(2,029,700)	(130,214)	(418,813)	(279,111)	(394,414)	(791,795)

$79,616,143	$6,665,397	$33,863,333	$10,643,340	$79,127,645	$10,862,747

$73,061,194	$6,388,702	$20,223,985	$10,516,288	$39,663,024	$10,331,377
6,554,949	276,695	13,639,348	127,052	39,464,621	531,370

5,337,898	634,991	2,458,242	605,590	5,193,826	630,559
477,924	27,855	1,593,531	7,423	4,874,685	32,368

$13.69	$10.06	$8.23	$17.37	$7.64	$16.38
13.72	9.93	8.56	17.12	8.10	16.42

See accompanying notes to the financial statements.

PROFUNDS

July 31, 2009

Statements of Assets and Liabilities, continued

	UltraShort Emerging Markets ProFund	UltraShort Latin America ProFund	UltraShort China ProFund	UltraShort Japan ProFund
Assets:
Total Investment Securities, at cost	$9,048,000	$11,178,000	$4,056,000	$6,596,700

Securities, at value	—	—	—	4,375
Repurchase agreements, at value	9,048,000	11,178,000	4,056,000	6,588,000

Total Investment Securities, at value	9,048,000	11,178,000	4,056,000	6,592,375
Cash	628	218	865	150
Segregated cash balances with brokers for futures contracts	—	—	—	1,881,183
Segregated cash balances with custodian for swap agreements	—	—	—	—
Dividends and interest receivable	29	36	13	21
Unrealized gain on swap agreements	—	—	—	—
Receivable for capital shares issued	538,318	812,801	390,370	3,611,582
Receivable from Advisor for expense reimbursements	—	—	—	—
Prepaid expenses	22,600	9,275	15,131	16,821

Total Assets	9,609,575	12,000,330	4,462,379	12,102,132

Liabilities:
Payable for investments purchased	—	—	—	—
Payable for capital shares redeemed	210,434	3,734,375	57,965	4,387,230
Unrealized loss on swap agreements	459,459	687,291	170,777	18,489
Variation margin on futures contracts	—	—	—	4,804
Advisory fees payable	4,408	2,777	707	260
Management services fees payable	881	555	142	43
Administration fees payable	354	268	77	183
Distribution and services fees payable—Service Class	667	3,376	61	159
Trustee fees payable	— (a)	— (a)	— (a)	— (a)
Transfer agency fees payable	1,527	1,875	376	1,071
Fund accounting fees payable	739	559	160	383
Compliance services fees payable	65	46	19	45
Service fees payable	214	162	47	111
Other accrued expenses	15,941	3,752	7,473	5,461

Total Liabilities	694,689	4,435,036	237,804	4,418,239

Net Assets	$8,914,886	$7,565,294	$4,224,575	$7,683,893

Net Assets consist of:
Capital	$93,660,283	$17,971,073	$8,126,210	$3,435,590
Accumulated net investment income (loss)	(214,668)	(70,059)	(32,273)	(85,704)
Accumulated net realized gains (losses) on investments	(84,071,270)	(9,648,429)	(3,698,585)	4,487,349
Net unrealized appreciation (depreciation) on investments	(459,459)	(687,291)	(170,777)	(153,342)

Net Assets	$8,914,886	$7,565,294	$4,224,575	$7,683,893

Net Assets:
Investor Class	$8,339,740	$3,654,913	$4,212,749	$7,457,588
Service Class	575,146	3,910,381	11,826	226,305

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Investor Class	2,954,220	745,904	380,303	271,128
Service Class	201,885	810,892	1,084	8,215

Net Asset Value (offering and redemption price per share):
Investor Class	$2.82	$4.90	$11.08	$27.51
Service Class	2.85	4.82	10.91	27.55

(a)	Amount is less than $0.50.

See accompanying notes to the financial statements.

Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Biotechnology UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Financials UltraSector ProFund

$10,348,001	$29,738,906	$11,870,675	$5,857,723	$2,460,108	$9,785,744

11,021,064	24,434,749	10,910,446	3,987,089	1,615,522	5,987,663
4,005,000	12,845,000	5,657,000	2,049,000	1,039,000	5,884,000

15,026,064	37,279,749	16,567,446	6,036,089	2,654,522	11,871,663
875	263	412	333	442	2,003
—	—	—	—	—	—
—	—	—	—	—	6
3,384	14,915	18	5,982	366	3,748
140,578	370,546	—	75,907	16,447	81,703
100,607	906,922	51,979	302,506	114,492	47,864
—	—	—	—	2,530	333
22,564	18,829	20,011	12,757	11,647	14,300

15,294,072	38,591,224	16,639,866	6,433,574	2,800,446	12,021,620

478	1,118,261	—	323,369	384,643	1,385
235,710	461,580	343,924	112,337	98,937	134,873
—	—	177,739	—	—	—
—	—	—	—	—	—
6,117	18,694	10,404	1,014	—	—
1,224	3,739	2,081	203	—	—
534	1,024	569	97	59	300
1,347	3,552	1,333	98	108	1,194
1	1	1	— (a)	— (a)	— (a)
1,999	2,766	1,605	238	173	1,048
1,115	2,138	1,189	203	123	626
137	304	128	6	14	72
324	621	345	59	36	182
12,163	31,314	21,784	2,975	2,869	11,512

261,149	1,643,994	561,102	440,599	486,962	151,192

$15,032,923	$36,947,230	$16,078,764	$5,992,975	$2,313,484	$11,870,428

$26,219,343	$92,500,345	$39,638,497	$8,128,453	$3,706,137	$34,664,723
(30,200)	(39,475)	(380,496)	(182)	(12,813)	(77,368)
(15,974,861)	(63,425,029)	(27,698,269)	(2,389,569)	(1,590,701)	(24,884,549)
4,818,641	7,911,389	4,519,032	254,273	210,861	2,167,622

$15,032,923	$36,947,230	$16,078,764	$5,992,975	$2,313,484	$11,870,428

$13,854,713	$31,938,352	$14,796,408	$5,829,356	$2,210,713	$10,362,585
1,178,210	5,008,878	1,282,356	163,619	102,771	1,507,843

2,462,915	1,188,396	267,559	214,357	126,957	1,769,807
206,294	189,630	25,324	6,092	6,138	273,780

$5.63	$26.88	$55.30	$27.19	$17.41	$5.86
5.71	26.41	50.64	26.86	16.74	5.51

See accompanying notes to the financial statements.

PROFUNDS

July 31, 2009

Statements of Assets and Liabilities, continued

	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund	Mobile Telecommunications UltraSector ProFund
Assets:
Total Investment Securities, at cost	$6,965,050	$3,102,441	$15,327,024	$3,804,163

Securities, at value	5,750,230	2,048,549	11,467,899	1,496,016
Repurchase agreements, at value	2,056,000	1,291,000	6,270,000	2,627,000

Total Investment Securities, at value	7,806,230	3,339,549	17,737,899	4,123,016
Cash	152	7,342	317	151
Segregated cash balances with custodian for swap agreements	—	—	452	—
Dividends and interest receivable	4,402	914	20	8
Receivable for investments sold	—	—	—	—
Unrealized gain on swap agreements	17,433	37,239	—	—
Receivable for capital shares issued	282,137	18,365	72,430	222,130
Receivable from Advisor for expense reimbursements	1,254	1,286	—	—
Prepaid expenses	15,187	10,722	14,914	15,324

Total Assets	8,126,795	3,415,417	17,826,032	4,360,629

Liabilities:
Payable for investments purchased	—	6,368	—	254,398
Payable for capital shares redeemed	330,913	211,819	30,693	567,691
Unrealized loss on swap agreements	—	—	151,495	360,550
Advisory fees payable	—	—	6,058	917
Management services fees payable	—	—	1,212	184
Administration fees payable	216	59	524	136
Distribution and services fees payable—Service Class	1,617	313	1,438	212
Trustee fees payable	— (a)	— (a)	1	— (a)
Transfer agency fees payable	888	173	1,579	446
Fund accounting fees payable	452	123	1,094	283
Compliance services fees payable	37	19	127	56
Service fees payable	131	36	318	82
Other accrued expenses	7,090	3,058	8,674	3,461

Total Liabilities	341,344	221,968	203,213	1,188,416

Net Assets	$7,785,451	$3,193,449	$17,622,819	$3,172,213

Net Assets consist of:
Capital	$19,561,283	$9,801,730	$22,030,921	$15,242,088
Accumulated net investment income (loss)	(24,440)	(1,696)	(154,083)	(62,475)
Accumulated net realized gains (losses) on investments	(12,610,005)	(6,880,932)	(6,513,399)	(11,965,703)
Net unrealized appreciation (depreciation) on investments	858,613	274,347	2,259,380	(41,697)

Net Assets	$7,785,451	$3,193,449	$17,622,819	$3,172,213

Net Assets:
Investor Class	$5,837,212	$2,834,257	$15,694,160	$2,981,497
Service Class	1,948,239	359,192	1,928,659	190,716

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Investor Class	506,859	137,351	260,295	1,456,447
Service Class	180,513	17,922	35,026	102,548

Net Asset Value (offering and redemption price per share):
Investor Class	$11.52	$20.64	$60.29	$2.05
Service Class	10.79	20.04	55.06	1.86

(a)	Amount is less than $0.50.

See accompanying notes to the financial statements.

Oil & Gas UltraSector ProFund	Oil Equipment, Services & Distribution UltraSector ProFund	Pharmaceuticals UltraSector ProFund		Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Semiconductor UltraSector ProFund

$35,566,518	$20,302,609	$7,374,574		$67,752,000	$6,631,176	$13,999,276

37,696,318	13,325,860	5,159,181		—	4,548,046	11,202,991
14,958,000	9,438,000	2,596,000		67,752,000	3,581,000	4,364,000

52,654,318	22,763,860	7,755,181		67,752,000	8,129,046	15,566,991
51	206	806		688	280	374
—	—	—		—	89	—
27,971	9,950	9,062		218	4,694	5,472
—	—	—		—	—	665,704
—	—	12,370		50,326	55,502	—
266,719	23,122	52,805		2,248,249	494,115	266,686
—	—	—		—	—	—
24,830	16,216	20,302		22,359	16,708	15,135

52,973,889	22,813,354	7,850,526		70,073,840	8,700,434	16,520,362

—	—	—		—	—	—
308,816	4,262,708	87,737		1,688,033	1,385,544	440,883
735,063	406,981	55,945		848,798	—	50,223
31,715	6,751	1,083		42,516	2,778	2,754
6,343	1,350	217		8,503	555	551
1,731	493	249		2,323	213	324
4,231	1,416	315		8,109	533	880
2	1	—	(a)	3	— (a)	— (a)
5,183	1,697	745		10,025	903	1,085
3,616	1,029	520		4,851	446	677
474	173	25		564	70	48
1,049	299	151		1,408	129	197
53,289	14,476	5,191		60,528	11,484	7,284

1,151,512	4,697,374	152,178		2,675,661	1,402,655	504,906

$51,822,377	$18,115,980	$7,698,348		$67,398,179	$7,297,779	$16,015,456

$70,819,613	$44,654,191	$15,298,861		$153,387,602	$36,075,542	$50,582,442
(115,608)	(105,110)	40,985		(936,547)	(128,445)	(25,873)
(35,234,365)	(28,487,371)	(7,978,530)		(84,254,404)	(30,202,690)	(36,058,605)
16,352,737	2,054,270	337,032		(798,472)	1,553,372	1,517,492

$51,822,377	$18,115,980	$7,698,348		$67,398,179	$7,297,779	$16,015,456

$47,547,365	$15,620,689	$7,525,218		$58,982,251	$6,518,586	$14,923,129
4,275,012	2,495,291	173,130		8,415,928	779,193	1,092,327

1,774,946	1,193,581	1,092,324		2,179,741	595,848	1,393,237
174,455	196,326	26,184		324,658	70,392	110,673

$26.79	$13.09	$6.89		$27.06	$10.94	$10.71
24.50	12.71	6.61		25.92	11.07	9.87

See accompanying notes to the financial statements.

PROFUNDS

July 31, 2009

Statements of Assets and Liabilities, continued

	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	Utilities UltraSector ProFund		Short Oil & Gas ProFund
Assets:
Total Investment Securities, at cost	$12,421,120	$1,570,152	$9,198,323		$6,288,000

Securities, at value	10,509,704	1,099,387	6,283,967		—
Repurchase agreements, at value	3,568,000	660,000	4,380,000		6,288,000

Total Investment Securities, at value	14,077,704	1,759,387	10,663,967		6,288,000
Cash	908	862	954		399
Segregated cash balances with brokers for futures contracts	—	—	—		—
Segregated cash balances with custodian for swap agreements	—	39	—		—
Unrealized appreciation on forward currency contracts	—	—	—		—
Dividends and interest receivable	1,652	22,797	16,170		20
Receivable for investments sold	—	209,755	—		—
Receivable from closed forward currency contracts, including Receivables Agreement with Advisor (See Note 7)	—	—	—		—
Unrealized gain on swap agreements	—	22,050	—		—
Receivable for capital shares issued	536,025	3,480	457,464		60,853
Variation margin on futures contracts	—	—	—		—
Receivable from Advisor for expense reimbursements	—	2,978	—		—
Prepaid expenses	21,169	13,278	15,175		21,137

Total Assets	14,637,458	2,034,626	11,153,730		6,370,409

Liabilities:
Dividends payable	—	—	—		—
Payable for investments purchased	688,645	—	509,701		—
Payable for capital shares redeemed	65,688	120,354	101,689		97,145
Unrealized depreciation on forward currency contracts	—	—	—		—
Unrealized loss on swap agreements	74,519	—	109,752		33,060
Variation margin on futures contracts	—	—	—		—
Advisory fees payable	1,501	—	4,140		2,526
Management services fees payable	300	—	828		505
Administration fees payable	407	72	389		280
Distribution and services fees payable—Service Class	985	364	1,278		387
Distribution and services fees payable—Class A	—	—	—		—
Trustee fees payable	— (a)	— (a)	—	(a)	— (a)
Transfer agency fees payable	996	241	1,326		369
Fund accounting fees payable	851	150	813		585
Compliance services fees payable	65	15	73		32
Service fees payable	247	43	236		170
Other accrued expenses	10,504	3,041	11,204		8,027

Total Liabilities	844,708	124,280	741,429		143,086

Net Assets	$13,792,750	$1,910,346	$10,412,301		$6,227,323

Net Assets consist of:
Capital	$27,225,016	$5,239,347	$27,263,217		$15,894,299
Accumulated net investment income (loss)	(74,004)	(25,760)	16,182		(69,319)
Accumulated net realized gains (losses) on investments	(14,940,327)	(3,514,526)	(18,222,990)		(9,564,597)
Net unrealized appreciation (depreciation) on investments	1,582,065	211,285	1,355,892		(33,060)

Net Assets	$13,792,750	$1,910,346	$10,412,301		$6,227,323

Net Assets:
Investor Class	$11,961,740	$1,699,084	$9,449,113		$6,195,597
Service Class	1,831,010	211,262	963,188		31,726
Class A	—	—	—		—

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Investor Class	571,216	159,711	623,615		413,081
Service Class	93,756	20,769	66,486		2,037
Class A	—	—	—		—

Net Asset Value (redemption price per share):
Investor Class	$20.94	$10.64	$15.15		$15.00
Service Class	19.53	10.17	14.49		15.57
Class A	—	—	—		—

Maximum Sales Charge:
Class A	N/A	N/A	N/A		N/A

Maximum Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent per share):
Class A	$ —	$ —	$ —		$ —

(a)	Amount is less than $0.50.
(b)	Net asset value is calculated using unrounded net assets of $839.95 divided by the unrounded shares outstanding of 32.51.
(c)	Net asset value is calculated using unrounded net assets of $761.10 divided by the unrounded shares outstanding of 51.33.

See accompanying notes to the financial statements.

Short Precious Metals ProFund	Short Real Estate ProFund	U.S. Government Plus ProFund	Rising Rates Opportunity 10 ProFund	Rising Rates Opportunity ProFund	Rising U.S. Dollar ProFund

$8,770,000	$31,117,000	$40,617,777	$65,150,897	$211,063,589	$17,324,000

—	—	14,086,844	475	1,899	—
8,770,000	31,117,000	27,177,000	65,150,000	211,060,000	17,324,000

8,770,000	31,117,000	41,263,844	65,150,475	211,061,899	17,324,000
588	489	366	64	418	964
—	—	60,019	103,472	570,010	76,428
—	—	—	—	—	—
—	—	—	—	—	93
28	100	128,003	210	680	56
—	—	—	—	—	—
—	—	—	—	—	2,135,324
—	—	739,928	—	—	—
494,879	183,174	654,224	55,516	20,414,316	94,037
—	—	24,375	—	—	—
—	—	—	—	—	—
13,543	25,441	26,325	18,200	25,919	15,824

9,279,038	31,326,204	42,897,084	65,327,937	232,073,242	19,646,726

—	—	5,203	—	—	—
—	—	—	—	—	—
496,536	690,460	9,485,390	556,630	2,586,038	1,409,770
—	—	—	—	—	231,526
545,505	1,404,059	—	1,102,641	13,676,778	—
—	—	—	47,770	262,500	34,980
5,954	28,502	128,185	42,617	133,598	3,329
1,191	5,700	38,455	8,523	26,720	666
323	1,547	10,451	2,321	7,275	685
667	2,534	4,340	533	11,478	4,601
—	—	9	3	— (a)	—
— (a)	1	10	4	9	1
1,350	4,144	13,013	5,735	17,293	1,809
676	3,231	21,829	4,848	15,196	1,431
108	258	1,814	739	1,781	221
196	938	6,336	1,407	4,411	415
8,186	37,866	149,580	53,239	212,147	25,967

1,060,692	2,179,240	9,864,615	1,827,010	16,955,224	1,715,401

$8,218,346	$29,146,964	$33,032,469	$63,500,927	$215,118,018	$17,931,325

$21,549,347	$59,004,956	$37,051,223	$69,746,467	$362,752,960	$23,115,748
(117,055)	(434,250)	100,069	(714,412)	(2,244,401)	(373,960)
(12,668,441)	(28,019,683)	(5,568,652)	(4,431,527)	(131,401,419)	(4,501,392)
(545,505)	(1,404,059)	1,449,829	(1,099,601)	(13,989,122)	(309,071)

$8,218,346	$29,146,964	$33,032,469	$63,500,927	$215,118,018	$17,931,325

$7,639,819	$27,945,351	$29,648,054	$63,255,943	$205,546,566	$12,468,027
578,527	1,201,613	3,330,743	244,144	9,570,691	5,463,298
—	—	53,672	840	761	—

706,744	1,750,823	882,080	2,578,777	14,173,571	451,862
49,422	76,499	99,684	9,643	673,955	201,236
—	—	1,595	33	51	—

$10.81	$15.96	$33.61	$24.53	$14.50	$27.59
11.71	15.71	33.41	25.32	14.20	27.15
—	—	33.65	25.84 (b)	14.83 (c)	—

N/A	N/A	4.75%	4.75%	4.75%	N/A

$ —	$ —	$35.33	$27.14	$15.58	$ —

See accompanying notes to the financial statements.

PROFUNDS

July 31, 2009

Statements of Assets and Liabilities, continued

Falling U.S. Dollar ProFund
Assets:
Total Investment Securities, at cost	$41,909,000

Repurchase agreements, at cost	41,909,000

Total Investment Securities, at value	41,909,000
Cash	371
Segregated cash balances with brokers for futures contracts	70,592
Unrealized appreciation on forward currency contracts	524,409
Interest receivable	135
Receivable for capital shares issued	215,097
Variation margin on futures contracts	33,920
Prepaid expenses	16,906

Total Assets	42,770,430

Liabilities:
Payable for capital shares redeemed	452,300
Payable for closed forward currency contracts	530,099
Advisory fees payable	29,478
Management services fees payable	5,896
Administration fees payable	1,315
Distribution and services fees payable—Service Class	798
Trustee fees payable	2
Transfer agency fees payable	5,454
Fund accounting fees payable	2,746
Compliance services fees payable	330
Service fees payable	797
Other accrued expenses	37,427

Total Liabilities	1,066,642

Net Assets	$41,703,788

Net Assets consist of:
Capital	$45,053,720
Accumulated net investment income (loss)	(396,848)
Accumulated net realized gains (losses) on investments	(3,552,608)
Net unrealized appreciation (depreciation) on investments	599,524

Net Assets	$41,703,788

Net Assets:
Investor Class	$40,732,823
Service Class	970,965

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Investor Class	1,485,839
Service Class	35,370

Net Asset Value (offering and redemption price per share):
Investor Class	$27.41
Service Class	27.45

See accompanying notes to the financial statements.

This Page Intentionally Left Blank

PROFUNDS

For the year ended July 31, 2009

Statements of Operations

	Bull ProFund	Mid-Cap ProFund	Small-Cap ProFund	NASDAQ-100 ProFund
Investment Income:
Dividends	$1,612,354	$72,051	$360,964	$417,229
Interest	41,873	13,220	210,881	19,941

Total Investment Income	1,654,227	85,271	571,845	437,170

Expenses:
Advisory fees	546,286	66,626	417,684	468,366
Management services fees	109,257	13,325	83,537	100,364
Administration fees	30,251	3,704	21,675	28,247
Distribution and services fees—Service Class	48,495	13,158	16,852	35,215
Transfer agency fees	68,309	13,443	38,418	62,441
Administrative services fees	235,365	11,839	210,039	209,049
Registration and filing fees	52,763	37,797	29,699	55,031
Custody fees	40,982	15,889	28,757	13,943
Fund accounting fees	66,673	10,267	48,314	58,038
Trustee fees	1,334	168	869	817
Compliance services fees	3,119	180	3,472	1,732
Service fees	18,939	2,253	13,067	16,903
Other fees	128,897	13,159	114,344	78,459

Total Gross Expenses before reductions	1,350,670	201,808	1,026,727	1,128,605
Less Expenses reduced by the Advisor	—	(41,996)	(125,326)	—

Total Net Expenses	1,350,670	159,812	901,401	1,128,605

Net Investment Income (Loss)	303,557	(74,541)	(329,556)	(691,435)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(30,028,392)	(1,140,802)	(13,070,804)	(4,990,206)
Net realized gains (losses) on futures contracts	(11,306,487)	(11,943)	(3,869,636)	(2,013,161)
Net realized gains (losses) on swap agreements	1,446,093	825,176	(8,912,399)	14,278,784
Change in net unrealized appreciation/depreciation on investments	2,149,600	(483,516)	(1,055,463)	2,611,378

Net Realized and Unrealized Gains (Losses) on Investments	(37,739,186)	(811,085)	(26,908,302)	9,886,795

Change in Net Assets Resulting from Operations	$(37,435,629)	$(885,626)	$(27,237,858)	$9,195,360

See accompanying notes to the financial statements.

Large-Cap Value ProFund	Large-Cap Growth ProFund	Mid-Cap Value ProFund	Mid-Cap Growth ProFund	Small-Cap Value ProFund	Small-Cap Growth ProFund

$705,315	$281,370	$315,260	$73,451	$727,546	$76,964
143	203	117	845	357	84

705,458	281,573	315,377	74,296	727,903	77,048

148,210	117,978	91,582	76,076	261,474	91,925
29,642	23,596	18,317	15,215	52,295	18,385
8,139	6,642	4,974	2,865	13,831	4,964
25,243	35,887	21,380	34,154	21,469	19,890
20,959	20,617	15,340	13,141	26,547	15,341
51,430	38,854	16,488	11,181	107,124	30,839
27,045	25,819	29,433	19,499	31,494	27,778
36,731	30,945	26,084	16,476	52,287	37,713
18,965	15,757	11,919	6,894	29,661	12,425
316	255	197	179	327	175
868	401	316	326	4,152	594
4,941	4,091	2,981	1,728	8,169	3,030
25,226	21,883	15,810	9,707	47,274	16,818

397,715	342,725	254,821	207,441	656,104	279,877
(17,694)	—	(13,241)	—	(102,811)	(63,963)

380,021	342,725	241,580	207,441	553,293	215,914

325,437	(61,152)	73,797	(133,145)	174,610	(138,866)

1,772,570	(1,853,429)	(2,162,393)	(377,065)	(36,439,223)	(6,575,996)
—	—	—	—	—	—
—	—	—	—	—	—
115,632	1,831,637	(172,579)	(950,479)	1,840,005	22,136

1,888,202	(21,792)	(2,334,972)	(1,327,544)	(34,599,218)	(6,553,860)

$2,213,639	$(82,944)	$(2,261,175)	$(1,460,689)	$(34,424,608)	$(6,692,726)

See accompanying notes to the financial statements.

PROFUNDS

For the year ended July 31, 2009

Statements of Operations, continued

	Europe 30 ProFund	UltraBull ProFund	UltraMid- Cap ProFund	UltraSmall- Cap ProFund
Investment Income:
Dividends	$262,892	$1,452,812	$308,664	$331,737
Interest	396	111,568	47,947	112,002
Foreign tax withholding	(12,934)	—	—	—

Total Investment Income	250,354	1,564,380	356,611	443,739

Expenses:
Advisory fees	44,200	572,368	203,567	312,961
Management services fees	8,840	114,474	40,714	62,592
Administration fees	2,393	31,436	10,897	16,886
Distribution and services fees—Service Class	10,967	72,043	21,673	30,885
Transfer agency fees	11,401	110,301	33,324	67,700
Administrative services fees	4,999	163,513	64,794	109,061
Registration and filing fees	25,433	44,983	32,869	39,638
Custody fees	6,595	26,110	18,968	20,953
Fund accounting fees	5,064	67,645	24,613	39,123
Trustee fees	84	1,280	443	634
Compliance services fees	227	2,769	1,035	1,885
Service fees	1,455	19,297	6,624	10,297
Printing fees	2,945	39,842	14,595	19,957
Other fees	5,605	65,785	23,355	47,713

Total Gross Expenses before reductions	130,208	1,331,846	497,471	780,285
Less Expenses reduced by the Advisor	(5,018)	—	—	—

Total Net Expenses	125,190	1,331,846	497,471	780,285

Net Investment Income (Loss)	125,164	232,534	(140,860)	(336,546)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(3,664,706)	(4,496,214)	(5,741,360)	(11,505,536)
Net realized gains (losses) on futures contracts	(71,237)	(25,146,802)	(10,389,582)	(20,621,625)
Net realized gains (losses) on swap agreements	—	(19,742,210)	(8,450,567)	(5,355,673)
Change in net unrealized appreciation/depreciation on investments	51,246	(17,001,686)	(4,973,852)	(4,233,820)

Net Realized and Unrealized Gains (Losses) on Investments	(3,684,697)	(66,386,912)	(29,555,361)	(41,716,654)

Change in Net Assets Resulting from Operations	$(3,559,533)	$(66,154,378)	$(29,696,221)	$(42,053,200)

See accompanying notes to the financial statements.

UltraDow 30 ProFund	UltraNASDAQ-100 ProFund	UltraInternational ProFund	UltraEmerging Markets ProFund	UltraLatin America ProFund	UltraChina ProFund

$402,040	$512,837	$—	$1,365,934	$495,630	$385,476
27,402	192,285	64,175	169,159	33,640	26,779
—	—	—	(94,272)	(41,002)	(24,001)

429,442	705,122	64,175	1,440,821	488,268	388,254

149,160	852,281	88,453	519,647	157,279	143,376
29,832	170,457	17,691	103,930	31,456	28,675
8,193	46,061	4,878	28,315	8,638	7,945
16,989	56,356	11,682	44,495	21,850	16,146
34,630	169,941	13,568	79,846	35,305	27,058
36,934	206,927	29,225	153,829	33,928	40,849
45,539	53,904	30,710	58,370	50,597	45,173
4,813	16,880	4,072	7,328	6,128	7,581
16,962	92,643	9,923	57,674	17,913	16,512
346	1,697	198	1,181	325	230
702	5,154	330	1,218	470	692
5,031	27,698	2,961	17,131	5,253	4,799
10,333	44,078	5,888	30,713	10,409	19,694
22,007	136,307	8,506	51,042	19,635	18,170

381,471	1,880,384	228,085	1,154,719	399,186	376,900
—	—	—	—	—	(4,249)

381,471	1,880,384	228,085	1,154,719	399,186	372,651

47,971	(1,175,262)	(163,910)	286,102	89,082	15,603

(3,481,874)	7,704,368	—	(21,334,187)	(9,253,385)	(5,858,359)
(7,670,027)	(25,361,233)	(1,595,367)	496	—	—
(232,465)	(36,331,437)	(6,169,496)	(47,631,170)	(9,103,818)	5,608,979
(2,077,458)	(57,110,885)	594,166	8,648,524	6,126,849	6,083,810

(13,461,824)	(111,099,187)	(7,170,697)	(60,316,337)	(12,230,354)	5,834,430

$(13,413,853)	$(112,274,449)	$(7,334,607)	$(60,030,235)	$(12,141,272)	$5,850,033

See accompanying notes to the financial statements.

PROFUNDS

For the year ended July 31, 2009

Statements of Operations, continued

	UltraJapan ProFund	Bear ProFund	Short Small- Cap ProFund	Short NASDAQ-100 ProFund
Investment Income:
Interest	$168,665	$506,611	$162,202	$42,547

Expenses:
Advisory fees	219,650	644,189	188,085	74,092
Management services fees	36,608	128,838	37,617	14,818
Administration fees	9,847	35,929	10,289	4,117
Distribution and services fees—Service Class	6,984	40,345	27,314	5,496
Transfer agency fees	28,383	67,157	25,389	15,079
Administrative services fees	59,139	294,791	78,812	24,484
Registration and filing fees	31,741	48,180	36,173	31,561
Custody fees	4,428	6,519	5,844	4,295
Fund accounting fees	19,727	72,643	20,929	8,543
Trustee fees	416	1,717	314	187
Compliance services fees	918	3,787	1,997	249
Service fees	5,944	21,816	6,245	2,568
Other fees	30,632	120,823	43,721	16,375

Total Gross Expenses before reductions	454,417	1,486,734	482,729	201,864
Less Expenses reduced by the Advisor	—	—	—	(13,018)

Total Net Expenses	454,417	1,486,734	482,729	188,846

Net Investment Income (Loss)	(285,752)	(980,123)	(320,527)	(146,299)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(15,459)	(18,209)	(16,359)	(1,949)
Net realized gains (losses) on futures contracts	(27,364,768)	10,962,465	7,946,557	1,865,205
Net realized gains (losses) on swap agreements	(729,665)	9,867,488	(8,436,328)	(1,855,578)
Change in net unrealized appreciation/depreciation on investments	1,914,010	205,790	194,860	271,193

Net Realized and Unrealized Gains (Losses) on Investments	(26,195,882)	21,017,534	(311,270)	278,871

Change in Net Assets Resulting from Operations	$(26,481,634)	$20,037,411	$(631,797)	$132,572

See accompanying notes to the financial statements.

UltraBear ProFund	UltraShort Mid-Cap ProFund	UltraShort Small-Cap ProFund	UltraShort Dow 30 ProFund	UltraShort NASDAQ-100 ProFund	UltraShort International ProFund

$833,405	$44,761	$502,830	$91,364	$419,018	$251,013

1,188,893	71,817	404,228	124,828	478,684	214,559
237,779	14,363	80,846	24,966	95,737	42,912
66,752	4,032	21,770	6,931	26,417	11,567
121,435	19,777	66,496	17,695	49,342	32,300
200,135	17,380	90,206	26,075	103,406	26,003
378,670	16,915	306,968	34,943	124,559	89,825
46,241	27,088	60,233	40,988	44,997	35,380
9,664	4,369	7,028	4,468	7,491	4,599
137,501	8,339	42,981	14,159	53,645	23,144
2,568	159	975	262	1,057	434
6,409	321	1,796	713	2,437	1,674
41,308	2,498	12,990	4,251	16,146	7,005
212,901	11,819	77,637	27,699	109,873	35,594

2,650,256	198,877	1,174,154	327,978	1,113,791	524,996
—	(7,445)	(92,881)	(1,104)	—	—

2,650,256	191,432	1,081,273	326,874	1,113,791	524,996

(1,816,851)	(146,671)	(578,443)	(235,510)	(694,773)	(273,983)

(38,175)	(5,798)	(59,141)	(24,073)	(18,518)	—
42,781,807	(302,257)	24,925,811	8,972,093	20,924,370	(1,045,651)
5,880,274	(2,886,250)	12,618,453	(3,694,157)	(3,991,228)	(47,175)
(6,571,228)	(394,573)	3,572,004	(1,517,957)	3,019,181	(368,902)

42,052,678	(3,588,878)	41,057,127	3,735,906	19,933,805	(1,461,728)

$40,235,827	$(3,735,549)	$40,478,684	$3,500,396	$19,239,032	$(1,735,711)

See accompanying notes to the financial statements.

PROFUNDS

For the year ended July 31, 2009

Statements of Operations, continued

	UltraShort Emerging Markets ProFund	UltraShort Latin America ProFund	UltraShort China ProFund	UltraShort Japan ProFund
Investment Income:
Dividends	$—	$—	$—	$—
Interest	318,352	29,850	25,887	58,612

Total Investment Income	318,352	29,850	25,887	58,612

Expenses:
Advisory fees	222,309	41,036	23,544	81,537
Management services fees	44,462	8,207	4,709	13,590
Administration fees	11,810	2,281	1,346	3,741
Distribution and services fees—Service Class	19,984	12,095	3,510	5,648
Transfer agency fees	38,312	11,573	5,223	14,445
Administrative services fees	76,334	5,990	6,460	21,784
Registration and filing fees	41,326	32,572	40,671	31,082
Custody fees	5,050	4,116	4,317	3,962
Fund accounting fees	23,226	4,640	2,689	7,563
Trustee fees	515	79	58	153
Compliance services fees	1,970	266	215	402
Service fees	7,106	1,388	813	2,283
Other fees	43,135	9,273	12,168	12,690

Total Gross Expenses before reductions	535,539	133,516	105,723	198,880
Less Expenses reduced by the Advisor	(14,222)	(23,343)	(41,133)	(45,733)

Total Net Expenses	521,317	110,173	64,590	153,147

Net Investment Income (Loss)	(202,965)	(80,323)	(38,703)	(94,535)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	—	—	—	(163,600)
Net realized gains (losses) on futures contracts	150,384	—	—	4,727,245
Net realized gains (losses) on swap agreements	7,708,201	(7,788,356)	(1,900,962)	248,895
Change in net unrealized appreciation/depreciation on investments	4,079,916	(311,351)	112,244	(1,311,808)

Net Realized and Unrealized Gains (Losses) on Investments	11,938,501	(8,099,707)	(1,788,718)	3,500,732

Change in Net Assets Resulting from Operations	$11,735,536	$(8,180,030)	$(1,827,421)	$3,406,197

See accompanying notes to the financial statements.

Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Biotechnology UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Financials UltraSector ProFund

$246,443	$598,219	$6,414	$34,175	$16,038	$229,338
24,626	87,259	92,395	5,468	3,908	21,837

271,069	685,478	98,809	39,643	19,946	251,175

95,741	245,328	254,883	15,110	13,408	81,954
19,148	49,066	50,977	3,022	2,681	16,391
5,265	13,159	13,708	845	754	4,513
13,152	35,613	36,681	3,018	4,900	15,360
19,120	30,326	33,359	2,387	2,909	16,081
27,491	101,310	105,629	5,578	5,169	24,150
29,832	31,964	31,413	28,839	25,807	28,013
15,596	13,459	7,461	5,862	7,929	36,286
11,113	26,660	27,869	2,605	2,836	10,818
170	578	526	21	26	170
545	1,261	1,644	102	74	460
3,155	7,882	8,358	501	455	2,742
18,254	45,771	51,554	3,723	3,868	18,269

258,582	602,377	624,062	71,613	70,816	255,207
(37,741)	—	(3,537)	(35,889)	(36,611)	(63,842)

220,841	602,377	620,525	35,724	34,205	191,365

50,228	83,101	(521,716)	3,919	(14,259)	59,810

(3,699,177)	(19,703,845)	(2,560,880)	(231,209)	(344,136)	(5,650,186)
—	—	—	—	—	—
(3,903,049)	(23,870,485)	(8,720,760)	(598,725)	(362,809)	(6,526,673)
3,393,217	(5,686,970)	(10,067,747)	96,198	205,596	1,471,871

(4,209,009)	(49,261,300)	(21,349,387)	(733,736)	(501,349)	(10,704,988)

$(4,158,781)	$(49,178,199)	$(21,871,103)	$(729,817)	$(515,608)	$(10,645,178)

See accompanying notes to the financial statements.

PROFUNDS

For the year ended July 31, 2009

Statements of Operations, continued

	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund	Mobile Telecommunications UltraSector ProFund
Investment Income:
Dividends	$139,123	$31,349	$13,445	$4,255
Interest	23,220	3,742	11,734	7,644

Total Investment Income	162,343	35,091	25,179	11,899

Expenses:
Advisory fees	61,049	14,018	56,859	26,600
Management services fees	12,210	2,804	11,372	5,320
Administration fees	3,204	768	3,045	1,428
Distribution and services fees—Service Class	21,178	1,575	7,937	3,004
Transfer agency fees	11,686	1,981	8,531	4,627
Administrative services fees	20,734	7,068	17,794	8,546
Registration and filing fees	33,139	26,782	26,445	27,063
Custody fees	20,959	9,402	8,215	5,788
Fund accounting fees	7,282	3,203	6,425	2,910
Trustee fees	105	31	105	52
Compliance services fees	290	46	217	126
Service fees	1,931	462	1,818	848
Other fees	12,107	3,328	10,215	4,939

Total Gross Expenses before reductions	205,874	71,468	158,978	91,251
Less Expenses reduced by the Advisor	(53,765)	(39,303)	(4,224)	(30,097)

Total Net Expenses	152,109	32,165	154,754	61,154

Net Investment Income (Loss)	10,234	2,926	(129,575)	(49,255)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(71,460)	(242,266)	(292,758)	(1,113,082)
Net realized gains (losses) on swap agreements	(966,669)	(245,051)	220,415	(1,823,854)
Change in net unrealized appreciation/depreciation on investments	(892,079)	(2,316)	(143,077)	(640,791)

Net Realized and Unrealized Gains (Losses) on Investments	(1,930,208)	(489,633)	(215,420)	(3,577,727)

Change in Net Assets Resulting from Operations	$(1,919,974)	$(486,707)	$(344,995)	$(3,626,982)

See accompanying notes to the financial statements.

Oil & Gas UltraSector ProFund	Oil Equipment, Services & Distribution UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Semiconductor UltraSector ProFund

$880,714	$127,684	$79,139	$—	$237,345	$81,012
158,540	48,104	9,676	598,430	36,103	12,037

1,039,254	175,788	88,815	598,430	273,448	93,049

486,018	124,199	29,901	624,038	84,354	46,098
97,204	24,840	5,980	124,808	16,871	9,220
26,296	6,631	1,641	34,079	4,541	2,563
61,174	19,718	4,423	133,000	9,055	4,927
72,613	21,200	6,261	134,804	13,420	7,360
174,840	43,345	9,663	152,118	31,318	16,280
38,673	34,850	27,490	45,106	27,903	25,942
7,365	9,525	6,889	6,475	6,255	12,058
53,601	13,504	3,540	69,378	9,734	5,567
1,199	339	63	1,439	189	89
2,053	558	129	2,928	496	160
15,932	3,964	1,006	20,838	2,778	1,540
89,274	22,955	6,940	124,020	21,191	9,221

1,126,242	325,628	103,926	1,473,031	228,105	141,025
—	(12,154)	(34,353)	—	(23,583)	(35,531)

1,126,242	313,474	69,573	1,473,031	204,522	105,494

(86,988)	(137,686)	19,242	(874,601)	68,926	(12,445)

12,025,246	(6,699,398)	(163,140)	—	(3,082,704)	62,427
(34,097,612)	(12,452,764)	(719,214)	(63,948,151)	(7,321,660)	(641,246)
(39,500,469)	(4,768,118)	(76,161)	6,898,846	(448,556)	(362,351)

(61,572,835)	(23,920,280)	(958,515)	(57,049,305)	(10,852,920)	(941,170)

$(61,659,823)	$(24,057,966)	$(939,273)	$(57,923,906)	$(10,783,994)	$(953,615)

See accompanying notes to the financial statements.

PROFUNDS

For the year ended July 31, 2009

Statements of Operations, continued

	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	Utilities UltraSector ProFund	Short Oil & Gas ProFund
Investment Income:
Dividends	$45,704	$101,806	$402,234	$—
Interest	15,607	5,935	32,549	92,456

Total Investment Income	61,311	107,741	434,783	92,456

Expenses:
Advisory fees	55,702	20,662	100,932	72,875
Management services fees	11,140	4,133	20,186	14,575
Administration fees	3,038	1,159	5,417	3,916
Distribution and services fees—Service Class	14,346	2,509	16,521	9,469
Distribution and services fees—Class A	—	—	—	—
Transfer agency fees	9,642	3,697	15,765	8,766
Administrative services fees	19,480	9,196	38,073	32,783
Registration and filing fees	32,531	25,326	30,396	33,867
Custody fees	23,395	6,517	13,035	3,909
Fund accounting fees	7,230	2,524	11,456	7,673
Trustee fees	102	44	255	174
Compliance services fees	216	87	370	244
Service fees	1,831	715	3,296	2,339
Other fees	11,250	4,889	16,045	14,780

Total Gross Expenses before reductions	189,903	81,458	271,747	205,370
Less Expenses reduced by the Advisor	(53,813)	(30,283)	(5,517)	(34,511)

Total Net Expenses	136,090	51,175	266,230	170,859

Net Investment Income (Loss)	(74,779)	56,566	168,553	(78,403)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(849,513)	(443,209)	(343,714)	—
Net realized gains (losses) on futures contracts	—	—	—	—
Net realized gains (losses) on swap agreements	(143,725)	(816,693)	(5,700,444)	5,889,176
Net realized gains (losses) on forward currency contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on investments	76,699	(103,682)	(4,469,545)	402,158

Net Realized and Unrealized Gains (Losses) on Investments	(916,539)	(1,363,584)	(10,513,703)	6,291,334

Change in Net Assets Resulting from Operations	$(991,318)	$(1,307,018)	$(10,345,150)	$6,212,931

See accompanying notes to the financial statements.

Short Precious Metals ProFund	Short Real Estate ProFund	U.S. Government Plus ProFund	Rising Rates Opportunity 10 ProFund	Rising Rates Opportunity ProFund	Rising U.S. Dollar ProFund

$—	$—	$—	$—	$—	$—
70,076	314,569	2,466,241	216,370	846,642	321,351

70,076	314,569	2,466,241	216,370	846,642	321,351

78,214	321,880	411,084	434,127	1,327,201	299,456
15,643	64,376	123,326	86,826	265,441	59,891
4,260	17,517	34,026	24,273	76,438	16,064
6,004	35,598	70,928	27,785	131,970	41,722
—	—	48	782	95	—
17,116	42,978	88,332	52,859	185,236	44,605
18,680	121,364	180,751	158,728	542,602	93,108
30,337	37,298	55,206	43,285	54,043	38,785
3,957	5,277	8,001	6,294	10,881	5,605
8,577	35,306	70,188	50,006	156,562	32,380
203	737	788	814	2,902	506
193	1,399	3,317	1,970	6,877	2,987
2,568	10,627	20,723	14,879	46,696	9,788
14,023	59,614	107,404	71,623	222,264	74,445

199,775	753,971	1,174,122	974,251	3,029,208	719,342
—	—	—	—	—	(45,846)

199,775	753,971	1,174,122	974,251	3,029,208	673,496

(129,699)	(439,402)	1,292,119	(757,881)	(2,182,566)	(352,145)

—	—	(4,239,443)	(2,607)	(19,052)	—
—	—	1,290,790	(172,953)	(224,114)	(1,240,229)
1,517,809	(7,515,547)	638,499	(1,813,965)	(5,511,056)	—
—	—	—	—	—	711,021
(1,633,978)	1,491,168	1,055,272	(772,471)	(10,130,454)	(295,994)

(116,169)	(6,024,379)	(1,254,882)	(2,761,996)	(15,884,676)	(825,202)

$(245,868)	$(6,463,781)	$37,237	$(3,519,877)	$(18,067,242)	$(1,177,347)

See accompanying notes to the financial statements.

PROFUNDS

For the year ended July 31, 2009

Statements of Operations, continued

Falling U.S. Dollar ProFund
Investment Income:
Interest	$136,352

Expenses:
Advisory fees	216,458
Management services fees	43,292
Administration fees	12,352
Distribution and services fees—Service Class	15,849
Transfer agency fees	43,760
Administrative services fees	63,390
Registration and filing fees	41,200
Custody fees	6,542
Fund accounting fees	25,255
Trustee fees	462
Compliance services fees	695
Service fees	7,539
Licensing fees	42,836
Other fees	37,708

Total Expenses	557,338

Net Investment Income (Loss)	(420,986)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	(588,397)
Net realized gains (losses) on forward currency contracts	(2,492,405)
Change in net unrealized appreciation/depreciation on investments	577,636

Net Realized and Unrealized Gains (Losses) on Investments	(2,503,166)

Change in Net Assets Resulting from Operations	$(2,924,152)

See accompanying notes to the financial statements.

This Page Intentionally Left Blank

PROFUNDS

Statements of Changes in Net Assets

	Bull ProFund		Mid-Cap ProFund
	Year ended		Year ended
	July 31, 2009	July 31, 2008	July 31, 2009	July 31, 2008
From Investment Activities:
Operations:
Net investment income (loss)	$303,557	$195,142	$(74,541)	$(3,204)
Net realized gains (losses) on investments	(39,888,786)	(1,334,813)	(327,569)	960,232
Change in net unrealized appreciation/depreciation on investments	2,149,600	(7,027,372)	(483,516)	(1,366,793)

Change in net assets resulting from operations	(37,435,629)	(8,167,043)	(885,626)	(409,765)

Distributions to Shareholders From:
Net investment income
Investor Class	(384,578)	(319,794)	—	(11,652)
Service Class	—	(3,481)	—	—
Return of capital
Investor Class	(18,832)	—	—	—
Net realized gains on investments
Investor Class	—	—	—	(210,655)
Service Class	—	—	—	(41,274)

Change in net assets resulting from distributions	(403,410)	(323,275)	—	(263,581)

Change in net assets resulting from capital transactions	43,224,425	11,744,524	356,326	6,479,121

Change in net assets	5,385,386	3,254,206	(529,300)	5,805,775
Net Assets:
Beginning of period	40,577,639	37,323,433	14,427,688	8,621,913

End of period	$45,963,025	$40,577,639	$13,898,388	$14,427,688

Accumulated net investment income (loss)	$(3,896)	$77,556	$(120,707)	$(65,217)

Capital Transactions:
Investor Class
Proceeds from shares issued	$1,012,612,404	$583,134,701	$224,776,934	$175,959,825
Dividends reinvested	372,666	300,324	—	91,342
Value of shares redeemed	(975,676,543)	(570,550,576)	(221,669,152)	(172,543,572)
Service Class
Proceeds from shares issued	81,202,689	75,535,681	40,734,876	15,810,920
Dividends reinvested	—	2,610	—	34,183
Value of shares redeemed	(75,286,791)	(76,678,216)	(43,486,332)	(12,873,577)

Change in net assets resulting from capital transactions	$43,224,425	$11,744,524	$356,326	$6,479,121

Share Transactions:
Investor Class
Issued	23,537,560	9,461,013	8,032,561	3,917,876
Reinvested	9,266	4,554	—	2,001
Redeemed	(23,387,091)	(9,284,542)	(7,890,779)	(3,832,954)
Service Class
Issued	2,206,831	1,292,954	1,637,665	374,955
Reinvested	—	43	—	791
Redeemed	(2,037,206)	(1,331,289)	(1,697,921)	(305,445)

Change in shares	329,360	142,733	81,526	157,224

See accompanying notes to the financial statements.

Small-Cap ProFund		NASDAQ-100 ProFund		Large-Cap Value ProFund
Year ended		Year ended		Year ended
July 31, 2009	July 31, 2008	July 31, 2009	July 31, 2008	July 31, 2009	July 31, 2008

$(329,556)	$79,798	$(691,435)	$(723,220)	$325,437	$172,419
(25,852,839)	(1,543,727)	7,275,417	(291,120)	1,772,570	(1,151,847)
(1,055,463)	1,354,310	2,611,378	308,384	115,632	(4,454,105)

(27,237,858)	(109,619)	9,195,360	(705,956)	2,213,639	(5,433,533)

(51,756)	(8,906)	(34,122)	—	(271,082)	(21,110)
—	—	—	—	(12,956)	—

—	—	—	—	—	—

—	(111,318)	—	(876,649)	—	(1,587,592)
—	(38,713)	—	(87,901)	—	(447,886)

(51,756)	(158,937)	(34,122)	(964,550)	(284,038)	(2,056,588)

(91,768,246)	121,881,932	89,729,952	(44,012,976)	(8,693,927)	2,293,429

(119,057,860)	121,613,376	98,891,190	(45,683,482)	(6,764,326)	(5,196,692)

137,530,076	15,916,700	40,385,321	86,068,803	14,296,463	19,493,155

$18,472,216	$137,530,076	$139,276,511	$40,385,321	$7,532,137	$14,296,463

$(470,200)	$(88,888)	$(616,146)	$(375,255)	$152,594	$111,195

$738,134,407	$432,219,203	$871,424,073	$945,080,651	$209,718,593	$135,767,840
48,159	114,700	32,464	778,669	228,281	1,573,553
(828,409,393)	(310,050,051)	(783,167,311)	(992,511,518)	(218,486,258)	(134,630,004)

102,559,007	23,919,870	49,185,775	33,888,773	4,752,867	9,169,294
—	36,311	—	84,625	12,820	342,142
(104,100,426)	(24,358,101)	(47,745,049)	(31,334,176)	(4,920,230)	(9,929,396)

$(91,768,246)	$121,881,932	$89,729,952	$(44,012,976)	$(8,693,927)	$2,293,429

25,111,559	10,503,656	17,401,824	13,033,757	7,187,682	2,946,995
1,765	2,700	751	10,384	8,268	32,793
(27,924,277)	(7,435,904)	(15,617,569)	(13,675,803)	(7,292,574)	(2,971,640)

4,086,562	592,358	1,051,708	505,020	176,782	195,593
—	914	—	1,229	483	7,446
(4,101,107)	(603,617)	(1,008,064)	(470,056)	(180,698)	(212,104)

(2,825,498)	3,060,107	1,828,650	(595,469)	(100,057)	(917)

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Large-Cap Growth ProFund		Mid-Cap Value ProFund
	Year ended		Year ended
	July 31, 2009	July 31, 2008	July 31, 2009	July 31, 2008
From Investment Activities:
Operations:
Net investment income (loss)	$(61,152)	$(167,151)	$73,797	$(20,806)
Net realized gains (losses) on investments	(1,853,429)	(8,310,328)	(2,162,393)	(1,530,815)
Change in net unrealized appreciation/depreciation on investments	1,831,637	3,442,593	(172,579)	(1,419,832)

Change in net assets resulting from operations	(82,944)	(5,034,886)	(2,261,175)	(2,971,453)

Distributions to Shareholders From:
Net investment income
Investor Class	—	—	—	(608)
Net realized gains on investments
Investor Class	—	—	—	(151,729)
Service Class	—	—	—	(79,350)

Change in net assets resulting from distributions	—	—	—	(231,687)

Change in net assets resulting from capital transactions	7,970,653	(85,623,179)	(12,848,517)	16,415,926

Change in net assets	7,887,709	(90,658,065)	(15,109,692)	13,212,786
Net Assets:
Beginning of period	17,699,773	108,357,838	23,745,797	10,533,011

End of period	$25,587,482	$17,699,773	$8,636,105	$23,745,797

Accumulated net investment income (loss)	$(45,043)	$(115,168)	$(46,558)	$(131,061)

Capital Transactions:
Investor Class
Proceeds from shares issued	$105,861,502	$192,052,308	$91,232,884	$194,774,847
Dividends reinvested	—	—	—	148,667
Value of shares redeemed	(96,290,923)	(275,109,442)	(103,982,857)	(178,640,082)
Service Class
Proceeds from shares issued	6,634,412	6,637,047	6,851,270	8,464,716
Dividends reinvested	—	—	—	50,576
Value of shares redeemed	(8,234,338)	(9,203,092)	(6,949,814)	(8,382,798)

Change in net assets resulting from capital transactions	$7,970,653	$(85,623,179)	$(12,848,517)	$16,415,926

Share Transactions:
Investor Class
Issued	3,875,471	4,730,676	3,286,024	4,395,643
Reinvested	—	—	—	3,375
Redeemed	(3,468,278)	(6,821,551)	(3,570,301)	(4,047,534)
Service Class
Issued	254,413	167,049	219,625	213,398
Reinvested	—	—	—	1,220
Redeemed	(302,666)	(236,229)	(243,808)	(206,072)

Change in shares	358,940	(2,160,055)	(308,460)	360,030

See accompanying notes to the financial statements.

Mid-Cap Growth ProFund		Small-Cap Value ProFund		Small-Cap Growth ProFund
Year ended		Year ended		Year ended
July 31, 2009	July 31, 2008	July 31, 2009	July 31, 2008	July 31, 2009	July 31, 2008

$(133,145)	$(538,705)	$174,610	$(39,130)	$(138,866)	$(159,799)
(377,065)	(15,443,088)	(36,439,223)	(1,748,868)	(6,575,996)	(827,887)
(950,479)	4,052	1,840,005	(849,595)	22,136	(2,047,534)

(1,460,689)	(15,977,741)	(34,424,608)	(2,637,593)	(6,692,726)	(3,035,220)

—	—	(165,007)	(4,147)	—	—

—	(1,009,425)	—	(47,419)	—	(387,147)
—	(629,200)	—	(51,217)	—	(254,339)

—	(1,638,625)	(165,007)	(102,783)	—	(641,486)

(16,463,828)	30,224,387	47,509,531	5,857,141	(4,734,635)	16,202,269

(17,924,517)	12,608,021	12,919,916	3,116,765	(11,427,361)	12,525,563

38,066,316	25,458,295	9,335,092	6,218,327	25,498,531	12,972,968

$20,141,799	$38,066,316	$22,255,008	$9,335,092	$14,071,170	$25,498,531

$(1,539)	$(460,906)	$(62,016)	$(71,619)	$(89,533)	$(98,089)

$85,681,286	$497,827,583	$335,997,338	$207,053,845	$133,325,055	$121,674,107
—	644,179	163,700	50,330	—	348,238
(99,447,578)	(468,472,012)	(290,664,188)	(200,345,722)	(136,302,959)	(106,381,956)

14,202,638	24,428,924	8,781,926	7,698,801	3,670,701	9,383,584
—	583,707	—	48,146	—	234,299
(16,900,174)	(24,787,994)	(6,769,245)	(8,648,259)	(5,427,432)	(9,056,003)

$(16,463,828)	$30,224,387	$47,509,531	$5,857,141	$(4,734,635)	$16,202,269

3,013,480	12,120,218	9,409,403	4,735,294	4,596,123	2,825,727
—	16,275	5,633	1,159	—	8,527
(3,287,168)	(11,736,045)	(8,963,406)	(4,619,946)	(4,755,971)	(2,484,166)

602,886	657,289	265,535	184,688	148,703	235,165
—	15,789	—	1,186	—	6,111
(661,068)	(665,431)	(253,858)	(204,137)	(180,030)	(227,605)

(331,870)	408,095	463,307	98,244	(191,175)	363,759

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Europe 30 ProFund		UltraBull ProFund
	Year ended		Year ended
	July 31, 2009	July 31, 2008	July 31, 2009	July 31, 2008
From Investment Activities:
Operations:
Net investment income (loss)	$125,164	$202,839	$232,534	$1,041,024
Net realized gains (losses) on investments	(3,735,943)	1,779,177	(49,385,226)	(20,371,793)
Change in net unrealized appreciation/depreciation on investments	51,246	(3,256,565)	(17,001,686)	(18,747,922)

Change in net assets resulting from operations	(3,559,533)	(1,274,549)	(66,154,378)	(38,078,691)

Distributions to Shareholders From:
Net investment income
Investor Class	(84,568)	(981,401)	(616,761)	(2,867,920)
Service Class	—	(127,876)	(22,356)	(166,467)
Return of capital
Investor Class	(199)	—	(2,710)	—
Service Class	—	—	(98)	—
Net realized gains on investments
Investor Class	(149,073)	—	—	—
Service Class	(24,522)	—	—	—

Change in net assets resulting from distributions	(258,362)	(1,109,277)	(641,925)	(3,034,387)

Change in net assets resulting from capital transactions	5,213,363	(10,764,097)	30,161,440	(14,034,178)

Change in net assets	1,395,468	(13,147,923)	(36,634,863)	(55,147,256)
Net Assets:
Beginning of period	8,219,125	21,367,048	103,918,154	159,065,410

End of period	$9,614,593	$8,219,125	$67,283,291	$103,918,154

Accumulated net investment income (loss)	$114,009	$73,413	$(53,443)	$354,397

Capital Transactions:
Investor Class
Proceeds from shares issued	$131,997,225	$398,424,388	$1,774,275,119	$1,475,505,159
Dividends reinvested	125,732	642,811	503,448	2,590,319
Value of shares redeemed	(127,275,290)	(409,270,263)	(1,748,356,018)	(1,493,770,657)
Service Class
Proceeds from shares issued	6,095,105	9,514,102	73,695,113	87,180,429
Dividends reinvested	24,257	124,709	21,708	128,592
Value of shares redeemed	(5,753,666)	(10,199,844)	(69,977,930)	(85,668,020)

Change in net assets resulting from capital transactions	$5,213,363	$(10,764,097)	$30,161,440	$(14,034,178)

Share Transactions:
Investor Class
Issued	11,314,490	19,873,361	74,432,196	23,008,335
Reinvested	12,179	32,108	22,801	36,530
Redeemed	(11,056,942)	(20,445,179)	(73,907,624)	(23,234,423)
Service Class
Issued	520,145	478,945	3,178,458	1,469,429
Reinvested	2,346	6,089	1,068	1,961
Redeemed	(492,339)	(517,523)	(3,138,081)	(1,433,695)

Change in shares	299,879	(572,199)	588,818	(151,863)

(a)

Amount includes $753,927 related to a voluntary capital contribution from the Advisor in connection with a reimbursement to the Fund as a result of incorrect shareholder trade information that was used to position the investment portfolio.

(b)

Amount includes $26,382 related to a voluntary capital contribution from the Advisor in connection with a reimbursement to the Fund as a result of incorrect shareholder trade information that was used to position the investment portfolio.

See accompanying notes to the financial statements.

UltraMid-Cap ProFund		UltraSmall-Cap ProFund		UltraDow 30 ProFund
Year ended		Year ended		Year ended
July 31, 2009	July 31, 2008	July 31, 2009	July 31, 2008	July 31, 2009	July 31, 2008

$(140,860)	$160,218	$(336,546)	$165,373	$47,971	$492,276
(24,581,509)	(7,494,093)	(37,482,834)	(24,949,653)	(11,384,366)	(13,801,628)
(4,973,852)	(9,336,778)	(4,233,820)	5,612,580	(2,077,458)	(2,604,281)

(29,696,221)	(16,670,653)	(42,053,200)	(19,171,700)	(13,413,853)	(15,913,633)

(9,260)	(493,043)	(24,938)	(66,869)	(200,269)	(180,032)
—	—	—	—	(8,555)	—

—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	(198,231)
—	—	—	—	—	(27,731)

(9,260)	(493,043)	(24,938)	(66,869)	(208,824)	(405,994)

4,333,667	(20,825,135)	10,489,587	(52,640,021)	4,447,541	(1,337,703)

(25,371,814)	(37,988,831)	(31,588,551)	(71,878,590)	(9,175,136)	(17,657,330)

55,327,960	93,316,791	59,859,700	131,738,290	25,361,511	43,018,841

$29,956,146	$55,327,960	$28,271,149	$59,859,700	$16,186,375	$25,361,511

$(198,355)	$(67,287)	$(556,244)	$(205,469)	$(32,502)	$128,351

$395,128,767	$696,586,214	$1,028,637,449	$1,399,910,718	$479,651,233 (a)	$723,545,533
9,042	443,322	22,759	59,691	154,956	338,867
(389,741,608)	(715,721,918)	(1,018,082,346)	(1,450,106,155)	(475,315,076)	(726,615,232)

43,271,269	54,304,364	168,448,946	112,931,166	31,743,173 (b)	30,059,072
—	—	—	—	3,573	23,374
(44,333,803)	(56,437,117)	(168,537,221)	(115,435,441)	(31,790,318)	(28,689,317)

$4,333,667	$(20,825,135)	$10,489,587	$(52,640,021)	$4,447,541	$(1,337,703)

21,360,053	14,352,121	106,360,747	54,271,090	28,381,722	17,670,779
576	8,582	2,529	2,091	9,673	7,680
(21,175,942)	(14,778,685)	(106,291,669)	(56,020,996)	(28,316,268)	(17,837,876)

2,644,351	1,176,926	19,570,459	4,735,094	2,196,710	807,186
—	—	—	—	231	554
(2,665,228)	(1,245,090)	(19,525,719)	(4,836,529)	(2,148,829)	(798,387)

163,810	(486,146)	116,347	(1,849,250)	123,239	(150,064)

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	UltraNASDAQ-100 ProFund		UltraInternational ProFund

	Year ended		Year ended
	July 31, 2009	July 31, 2008	July 31, 2009	July 31, 2008
From Investment Activities:
Operations:
Net investment income (loss)	$(1,175,262)	$(1,312,716)	$(163,910)	$663,583
Net realized gains (losses) on investments	(53,988,302)	(31,909,715)	(7,764,863)	(13,361,625)
Change in net unrealized appreciation/depreciation on investments	(57,110,885)	(18,499,822)	594,166	(1,361,438)

Change in net assets resulting from operations	(112,274,449)	(51,722,253)	(7,334,607)	(14,059,480)

Distributions to Shareholders From:
Net investment income
Investor Class	—	—	(120,595)	(236,738)
Service Class	—	—	—	—
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—

Change in net assets resulting from distributions	—	—	(120,595)	(236,738)

Change in net assets resulting from capital transactions	29,815,842	(19,252,967)	9,116,040	(7,221,594)

Change in net assets	(82,458,607)	(70,975,220)	1,660,838	(21,517,812)
Net Assets:
Beginning of period	192,049,355	263,024,575	20,044,046	41,561,858

End of period	$109,590,748	$192,049,355	$21,704,884	$20,044,046

Accumulated net investment income (loss)	$(600,006)	$(865,910)	$(155,179)	$129,326

Capital Transactions:
Investor Class
Proceeds from shares issued	$1,287,462,189	$2,002,798,448	$152,337,977 (b)	$219,439,236
Dividends reinvested	—	—	117,943	206,926
Value of shares redeemed	(1,257,349,294)	(2,021,112,432)	(141,553,512)	(227,819,904)
Service Class
Proceeds from shares issued	52,328,427	49,968,290	9,008,694 (c)	26,655,211
Dividends reinvested	—	—	—	—
Value of shares redeemed	(52,625,480)	(50,907,273)	(10,795,062)	(25,703,063)

Change in net assets resulting from capital transactions	$29,815,842	$(19,252,967)	$9,116,040	$(7,221,594)

Share Transactions:
Investor Class
Issued	101,533,472	69,713,258	16,762,749	6,527,228
Reinvested	—	—	13,178	5,754
Redeemed	(101,943,062)	(70,643,440)	(15,635,871)	(6,910,880)
Service Class
Issued	4,794,406	1,889,881	1,055,289	828,053
Reinvested	—	—	—	—
Redeemed	(4,871,896)	(1,959,132)	(1,044,959)	(790,765)

Change in shares	(487,080)	(999,433)	1,150,386	(340,610)

(a)	Commencement of operations
(b)	Amount includes $59,265 related to a voluntary capital contribution from the Advisor in connection with an investment valuation adjustment.
(c)	Amount includes $10,894 related to a voluntary capital contribution from the Advisor in connection with an investment valuation adjustment.

See accompanying notes to the financial statements.

UltraEmerging Markets ProFund		UltraLatin America ProFund		UltraChina ProFund
Year ended		Year ended July 31, 2009	October 16, 2007 through July 31, 2008(a)	Year ended July 31, 2009	February 4, 2008 through July 31, 2008(a)
July 31, 2009	July 31, 2008

$286,102	$6,467,843	$89,082	$136,333	$15,603	$9,932
(68,964,861)	(46,579,271)	(18,357,203)	(13,322,770)	(249,380)	(2,616,398)
8,648,524	(9,349,892)	6,126,849	341,563	6,083,810	(938,095)

(60,030,235)	(49,461,320)	(12,141,272)	(12,844,874)	5,850,033	(3,544,561)

(2,045,790)	(4,698,447)	(161,577)	(31,372)	(53,712)	—
(425)	(152,509)	(784)	(3,279)	—	—

—	(82,631,630)	—	(342,375)	—	—
—	(4,233,693)	—	(23,626)	—	—

(2,046,215)	(91,716,279)	(162,361)	(400,652)	(53,712)	—

24,604,167	18,831,208	28,648,244	43,958,729	37,409,853	16,492,440

(37,472,283)	(122,346,391)	16,344,611	30,713,203	43,206,174	12,947,879

132,887,733	255,234,124	30,713,203	—	12,947,879	—

$95,415,450	$132,887,733	$47,057,814	$30,713,203	$56,154,053	$12,947,879

$45,786	$1,800,365	$66,034	$101,505	$(26,669)	$9,932

$393,218,441	$1,627,199,245	$291,834,655	$382,111,709	$306,613,089	$95,718,462
1,987,015	80,466,666	146,590	240,573	49,158	—
(373,079,321)	(1,693,694,215)	(266,053,657)	(341,235,781)	(272,770,745)	(80,207,083)

47,318,242	90,969,892	104,467,378	21,540,867	29,809,966	13,954,129
417	3,411,826	771	23,707	—	—
(44,840,627)	(89,522,206)	(101,747,493)	(18,722,346)	(26,291,615)	(12,973,068)

$24,604,167	$18,831,208	$28,648,244	$43,958,729	$37,409,853	$16,492,440

43,350,332	35,908,958	49,679,435	12,101,376	46,171,192	4,079,729
289,231	1,992,053	38,274	8,641	9,363	—
(40,619,228)	(39,078,765)	(45,502,132)	(11,097,347)	(41,549,190)	(3,431,386)

4,898,688	2,121,292	19,546,776	680,008	5,081,718	580,125
60	86,366	201	849	—	—
(4,641,810)	(2,122,327)	(18,973,102)	(588,408)	(4,729,033)	(549,911)

3,277,273	(1,092,423)	4,789,452	1,105,119	4,984,050	678,557

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	UltraJapan ProFund		Bear ProFund
	Year ended		Year ended
	July 31, 2009	July 31, 2008	July 31, 2009	July 31, 2008
From Investment Activities:
Operations:
Net investment income (loss)	$(285,752)	$1,321,542	$(980,123)	$1,084,700
Net realized gains (losses) on investments	(28,109,892)	(45,577,906)	20,811,744	8,237,919
Change in net unrealized appreciation/depreciation on investments	1,914,010	10,177,648	205,790	(3,482,978)

Change in net assets resulting from operations	(26,481,634)	(34,078,716)	20,037,411	5,839,641

Distributions to Shareholders From:
Net investment income
Investor Class	(190,133)	(4,593,352)	(103,421)	(1,492,896)
Service Class	—	(144,137)	—	(2,322)
Return of capital
Investor Class	(63,107)	(7,636)	—	(10,282)
Service Class	—	(240)	—	(17)
Net realized gains on investments
Investor Class	—	—	(2,717,344)	—
Service Class	—	—	(142,102)	—

Change in net assets resulting from distributions	(253,240)	(4,745,365)	(2,962,867)	(1,505,517)

Change in net assets resulting from capital transactions	(12,024,457)	(12,484,554)	(100,310,796)	115,813,677

Change in net assets	(38,759,331)	(51,308,635)	(83,236,252)	120,147,801
Net Assets:
Beginning of period	64,693,579	116,002,214	160,525,850	40,378,049

End of period	$25,934,248	$64,693,579	$77,289,598	$160,525,850

Accumulated net investment income (loss)	$(268,312)	$207,573	$(712,074)	$454,824

Capital Transactions:
Investor Class
Proceeds from shares issued	$425,743,088	$1,075,576,566	$961,403,975	$625,678,153
Dividends reinvested	238,626	4,292,642	2,663,601	1,385,997
Value of shares redeemed	(438,278,551)	(1,090,285,406)	(1,064,600,714)	(511,619,191)
Service Class
Proceeds from shares issued	6,431,653	16,556,914	54,852,920	38,211,095
Dividends reinvested	—	117,463	137,624	2,019
Value of shares redeemed	(6,159,273)	(18,742,733)	(54,768,202)	(37,844,396)

Change in net assets resulting from capital transactions	$(12,024,457)	$(12,484,554)	$(100,310,796)	$115,813,677

Share Transactions:
Investor Class
Issued	40,605,523	34,358,358	28,665,837	22,495,696
Reinvested	26,722	123,993	74,983	54,696
Redeemed	(40,768,741)	(34,232,777)	(31,499,295)	(18,595,245)
Service Class
Issued	764,708	518,543	1,572,005	1,363,380
Reinvested	—	3,589	3,767	77
Redeemed	(730,387)	(584,926)	(1,589,140)	(1,348,544)

Change in shares	(102,175)	186,780	(2,771,843)	3,970,060

(a)

Amount includes $415,290 related to a voluntary capital contribution from the Advisor in connection with a reimbursement to the Fund as a result of incorrect shareholder trade information that was used to position the investment portfolio.

(b)

Amount includes $44,740 related to a voluntary capital contribution from the Advisor in connection with a reimbursement to the Fund as a result of incorrect shareholder trade information that was used to position the investment portfolio.

See accompanying notes to the financial statements.

Short Small-Cap ProFund		Short NASDAQ-100 ProFund		UltraBear ProFund
Year ended		Year ended		Year ended
July 31, 2009	July 31, 2008	July 31, 2009	July 31, 2008	July 31, 2009	July 31, 2008

$(320,527)	$547,522	$(146,299)	$230,644	$(1,816,851)	$2,419,910
(506,130)	(1,759,353)	7,678	(40,697)	48,623,906	28,293,283
194,860	(1,292,637)	271,193	(524,338)	(6,571,228)	(2,111,373)

(631,797)	(2,504,468)	132,572	(334,391)	40,235,827	28,601,820

(95,813)	(815,838)	(31,126)	(597,943)	(274,417)	(4,171,835)
—	(46,784)	—	(55,065)	—	(108,025)

—	—	—	—	(451,681)	(2,252)
—	—	—	—	—	(58)

—	—	—	—	—	—
—	—	—	—	—	—

(95,813)	(862,622)	(31,126)	(653,008)	(726,098)	(4,282,170)

10,851,739	(11,207,281)	(1,851,454)	(4,406,129)	(93,291,995)	(2,476,544)

10,124,129	(14,574,371)	(1,750,008)	(5,393,528)	(53,782,266)	21,843,106

12,175,477	26,749,848	11,844,317	17,237,845	133,398,409	111,555,303

$22,299,606	$12,175,477	$10,094,309	$11,844,317	$79,616,143	$133,398,409

$(321,575)	$94,765	$(106,591)	$70,834	$(1,353,393)	$737,875

$478,217,583	$332,919,574	$308,471,104 (a)	$172,065,498	$2,597,725,993	$1,472,544,958
93,432	745,592	24,666	530,120	664,811	3,382,942
(473,699,650)	(344,994,481)	(309,817,085)	(173,087,967)	(2,688,740,244)	(1,477,308,895)

122,096,291	22,213,188	22,827,900 (b)	15,302,488	157,778,028	61,584,971
—	45,566	—	53,903	—	83,827
(115,855,917)	(22,136,720)	(23,358,039)	(19,270,171)	(160,720,583)	(62,764,347)

$10,851,739	$(11,207,281)	$(1,851,454)	$(4,406,129)	$(93,291,995)	$(2,476,544)

25,642,352	19,815,032	17,231,951	11,026,301	134,615,954	103,814,745
4,683	47,703	1,217	38,638	30,878	269,343
(25,232,379)	(20,759,203)	(17,273,198)	(11,110,627)	(136,910,871)	(103,841,799)

6,462,840	1,290,989	1,303,520	999,188	7,910,996	4,285,584
—	2,750	—	3,895	—	6,601
(6,157,809)	(1,279,569)	(1,325,048)	(1,248,983)	(8,111,417)	(4,448,234)

719,687	(882,298)	(61,558)	(291,588)	(2,464,460)	86,240

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	UltraShort Mid-Cap ProFund		UltraShort Small-Cap ProFund
	Year ended		Year ended
	July 31, 2009	July 31, 2008	July 31, 2009	July 31, 2008
From Investment Activities:
Operations:
Net investment income (loss)	$(146,671)	$461,276	$(578,443)	$4,540,029
Net realized gains (losses) on investments	(3,194,305)	727,022	37,485,123	44,485,358
Change in net unrealized appreciation/depreciation on investments	(394,573)	(344,396)	3,572,004	(18,916,442)

Change in net assets resulting from operations	(3,735,549)	843,902	40,478,684	30,108,945

Distributions to Shareholders From:
Net investment income
Investor Class	(92,238)	(608,468)	(1,299,800)	(6,548,171)
Service Class	(9,262)	(4,291)	(60,902)	(181,642)
Return of capital
Investor Class	—	—	—	—
Service Class	—	—	—	—
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—

Change in net assets resulting from distributions	(101,500)	(612,759)	(1,360,702)	(6,729,813)

Change in net assets resulting from capital transactions	1,299,296	(14,715,842)	(149,506,343)	(169,790,422)

Change in net assets	(2,537,753)	(14,484,699)	(110,388,361)	(146,411,290)
Net Assets:
Beginning of period	9,203,150	23,687,849	144,251,694	290,662,984

End of period	$6,665,397	$9,203,150	$33,863,333	$144,251,694

Accumulated net investment income (loss)	$(137,987)	$110,184	$(589,327)	$1,349,818

Capital Transactions:
Investor Class
Proceeds from shares issued	$296,570,702	$425,377,431	$1,161,281,374	$1,740,840,066
Dividends reinvested	87,495	592,761	1,233,910	3,061,316
Value of shares redeemed	(294,320,526)	(438,169,800)	(1,313,391,953)	(1,906,183,060)
Service Class
Proceeds from shares issued	34,342,376	23,518,098	247,282,853	114,847,607
Dividends reinvested	1,724	2,421	33,464	95,715
Value of shares redeemed	(35,382,475)	(26,036,753)	(245,945,991)	(122,452,066)

Change in net assets resulting from capital transactions	$1,299,296	$(14,715,842)	$(149,506,343)	$(169,790,422)

Share Transactions:
Investor Class
Issued	17,168,637	31,785,693	86,522,404	125,938,955
Reinvested	4,455	46,637	76,073	234,404
Redeemed	(17,076,488)	(32,704,418)	(93,917,109)	(135,927,026)
Service Class
Issued	2,445,837	1,738,306	19,275,048	8,129,435
Reinvested	88	192	1,972	7,284
Redeemed	(2,552,029)	(1,994,759)	(18,410,885)	(8,655,370)

Change in shares	(9,500)	(1,128,349)	(6,452,497)	(10,272,318)

See accompanying notes to the financial statements.

UltraShort Dow 30 ProFund		UltraShort NASDAQ-100 ProFund		UltraShort International ProFund
Year ended		Year ended		Year ended
July 31, 2009	July 31, 2008	July 31, 2009	July 31, 2008	July 31, 2009	July 31, 2008

$(235,510)	$305,806	$(694,773)	$2,091,653	$(273,983)	$711,743
5,253,863	4,765,652	16,914,624	7,308,739	(1,092,826)	(976,548)
(1,517,957)	636,640	3,019,181	(6,813,139)	(368,902)	258,241

3,500,396	5,708,098	19,239,032	2,587,253	(1,735,711)	(6,564)

—	(652,271)	(391,213)	(5,192,757)	(202,052)	(1,149,799)
—	(20,162)	—	(77,714)	(5,683)	(65,120)

—	—	(179,783)	(12,289)	—	—
—	—	—	(193)	—	—

(84,798)	—	—	—	—	—
(6,330)	—	—	—	—	—

(91,128)	(672,433)	(570,996)	(5,282,953)	(207,735)	(1,214,919)

(10,923,870)	(7,672,928)	(60,373,990)	634,052	(36,240,504)	24,708,786

(7,514,602)	(2,637,263)	(41,705,954)	(2,061,648)	(38,183,950)	23,487,303

18,157,942	20,795,205	120,833,599	122,895,247	49,046,697	25,559,394

$10,643,340	$18,157,942	$79,127,645	$120,833,599	$10,862,747	$49,046,697

$(224,430)	$64,139	$(505,104)	$580,882	$(267,732)	$213,986

$405,878,782	$381,776,652	$1,063,901,719	$1,153,454,980	$253,827,772	$226,023,311
36,824	535,652	528,570	4,482,824	194,378	888,617
(416,464,148)	(387,640,798)	(1,161,935,337)	(1,155,827,315)	(287,773,902)	(205,279,049)

27,749,467	6,083,900	135,236,830	21,200,038	14,792,914	9,689,407
974	6,457	—	70,420	2,606	20,857
(28,125,769)	(8,434,791)	(98,105,772)	(22,746,895)	(17,284,272)	(6,634,357)

$(10,923,870)	$(7,672,928)	$(60,373,990)	$634,052	$(36,240,504)	$24,708,786

17,250,616	22,086,997	84,933,206	108,811,755	8,212,116	10,016,614
1,642	33,774	31,803	500,874	6,724	45,176
(17,481,103)	(22,307,150)	(90,785,418)	(108,585,279)	(9,376,177)	(9,423,797)

1,232,587	336,068	13,584,521	1,921,757	410,704	419,981
44	407	—	7,389	89	1,053
(1,283,258)	(477,896)	(8,907,419)	(1,998,437)	(515,368)	(302,448)

(279,472)	(327,800)	(1,143,307)	658,059	(1,261,912)	756,579

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	UltraShort Emerging Markets ProFund		UltraShort Latin America ProFund
	Year ended		Year ended July 31, 2009	October 16, 2007 through July 31, 2008(a)
	July 31, 2009	July 31, 2008
From Investment Activities:
Operations:
Net investment income (loss)	$(202,965)	$1,201,708	$(80,323)	$20,531
Net realized gains (losses) on investments	7,858,585	(29,647,535)	(7,788,356)	(1,505,151)
Change in net unrealized appreciation/depreciation on investments	4,079,916	(1,740,801)	(311,351)	(375,940)

Change in net assets resulting from operations	11,735,536	(30,186,628)	(8,180,030)	(1,860,560)

Distributions to Shareholders From:
Net investment income
Investor Class	(274,584)	(2,215,291)	—	(9,613)
Service Class	—	(210,050)	—	(611)

Change in net assets resulting from distributions	(274,584)	(2,425,341)	—	(10,224)

Change in net assets resulting from capital transactions	(73,463,012)	21,161,468	12,588,595	5,027,513

Change in net assets	(62,002,060)	(11,450,501)	4,408,565	3,156,729
Net Assets:
Beginning of period	70,916,946	82,367,447	3,156,729	—

End of period	$8,914,886	$70,916,946	$7,565,294	$3,156,729

Accumulated net investment income (loss)	$(214,668)	$262,881	$(70,059)	$10,307

Capital Transactions:
Investor Class
Proceeds from shares issued	$323,628,435	$611,834,664	$179,309,709	$103,406,946
Dividends reinvested	253,627	1,651,836	—	8,554
Value of shares redeemed	(394,603,044)	(598,161,306)	(173,067,749)	(98,602,907)
Service Class
Proceeds from shares issued	19,583,049	37,997,680	100,571,166	7,435,310
Dividends reinvested	—	111,735	—	3
Value of shares redeemed	(22,325,079)	(32,273,141)	(94,224,531)	(7,220,393)

Change in net assets resulting from capital transactions	$(73,463,012)	$21,161,468	$12,588,595	$5,027,513

Share Transactions:
Investor Class
Issued	40,754,694	66,747,819	14,193,214	5,223,020
Reinvested	30,631	231,674	—	371
Redeemed	(45,882,079)	(64,912,627)	(13,612,037)	(5,058,664)
Service Class
Issued	2,755,158	4,190,682	13,054,010	356,919
Reinvested	—	15,584	—	— (b)
Redeemed	(3,125,282)	(3,745,510)	(12,245,430)	(354,607)

Change in shares	(5,466,878)	2,527,622	1,389,757	167,039

(a)	Commencement of operations
(b)	Amount is less than 0.50 share.

See accompanying notes to the financial statements.

UltraShort China ProFund		UltraShort Japan ProFund		Banks UltraSector ProFund
Year ended July 31, 2009	February 4, 2008 through July 31, 2008(a)	Year ended		Year ended
		July 31, 2009	July 31, 2008	July 31, 2009	July 31, 2008

$(38,703)	$4,867	$(94,535)	$280,402	$50,228	$284,272
(1,900,962)	346,820	4,812,540	10,137,372	(7,602,226)	(7,881,327)
112,244	(283,021)	(1,311,808)	778,871	3,393,217	1,291,893

(1,827,421)	68,666	3,406,197	11,196,645	(4,158,781)	(6,305,162)

—	—	—	(309,572)	(254,573)	(121,205)
—	—	—	(5,102)	(59,905)	(6,035)

—	—	—	(314,674)	(314,478)	(127,240)

1,086,291	4,897,039	(3,899,714)	(9,041,983)	1,173,103	21,532,834

(741,130)	4,965,705	(493,517)	1,839,988	(3,300,156)	15,100,432

4,965,705	—	8,177,410	6,337,422	18,333,079	3,232,647

$4,224,575	$4,965,705	$7,683,893	$8,177,410	$15,032,923	$18,333,079

$(32,273)	$4,867	$(85,704)	$137,702	$(30,200)	$234,050

$104,796,839	$61,402,448	$347,987,899	$803,762,849	$216,083,110	$174,551,122
—	—	—	300,935	241,683	111,215
(103,811,525)	(56,734,901)	(351,442,357)	(813,460,615)	(215,503,846)	(155,411,468)

16,404,877	5,066,887	10,409,901	10,089,925	13,919,598	8,340,934
—	—	—	3,997	59,619	5,666
(16,303,900)	(4,837,395)	(10,855,157)	(9,739,074)	(13,627,061)	(6,064,635)

$1,086,291	$4,897,039	$(3,899,714)	$(9,041,983)	$1,173,103	$21,532,834

3,903,539	1,874,761	8,373,240	23,874,602	41,229,450	7,660,666
—	—	—	9,717	31,428	4,078
(3,652,685)	(1,745,312)	(8,299,460)	(23,913,290)	(39,705,410)	(6,833,285)

490,416	159,136	235,030	275,179	2,289,257	370,015
—	—	—	127	7,605	204
(497,993)	(150,475)	(247,182)	(264,188)	(2,199,065)	(272,911)

243,277	138,110	61,628	(17,853)	1,653,265	928,767

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Basic Materials UltraSector ProFund		Biotechnology UltraSector ProFund
	Year ended		Year ended
	July 31, 2009	July 31, 2008	July 31, 2009	July 31, 2008
From Investment Activities:
Operations:
Net investment income (loss)	$83,101	$370,807	$(521,716)	$(185,372)
Net realized gains (losses) on investments	(43,574,330)	(15,769,763)	(11,281,640)	2,064,009
Change in net unrealized appreciation/depreciation on investments	(5,686,970)	11,190,602	(10,067,747)	9,785,947

Change in net assets resulting from operations	(49,178,199)	(4,208,354)	(21,871,103)	11,664,584

Distributions to Shareholders From:
Net investment income
Investor Class	(227,419)	(503,887)	—	—
Service Class	—	(11)	—	—

Change in net assets resulting from distributions	(227,419)	(503,898)	—	—

Change in net assets resulting from capital transactions	3,174,588	34,460,460	(42,866,036)	44,554,618

Change in net assets	(46,231,030)	29,748,208	(64,737,139)	56,219,202
Net Assets:
Beginning of period	83,178,260	53,430,052	80,815,903	24,596,701

End of period	$36,947,230	$83,178,260	$16,078,764	$80,815,903

Accumulated net investment income (loss)	$(39,475)	$104,843	$(380,496)	$(166,004)

Capital Transactions:
Investor Class
Proceeds from shares issued	$90,284,523	$270,167,211	$156,310,229	$189,928,507
Dividends reinvested	218,353	407,982	—	—
Value of shares redeemed	(91,472,771)	(234,988,136)	(197,942,356)	(148,692,753)
Service Class
Proceeds from shares issued	17,745,642	19,850,966	14,589,327	12,383,029
Dividends reinvested	—	11	—	—
Value of shares redeemed	(13,601,159)	(20,977,574)	(15,823,236)	(9,064,165)

Change in net assets resulting from capital transactions	$3,174,588	$34,460,460	$(42,866,036)	$44,554,618

Share Transactions:
Investor Class
Issued	3,730,578	4,197,460	2,925,267	3,321,432
Reinvested	12,198	6,305	—	—
Redeemed	(3,795,120)	(3,813,551)	(3,738,193)	(2,708,405)
Service Class
Issued	757,790	314,455	278,876	239,256
Reinvested	—	— (a)	—	—
Redeemed	(650,899)	(347,819)	(331,432)	(175,713)

Change in shares	54,547	356,850	(865,482)	676,570

(a)	Amount is less than 0.50 share.

See accompanying notes to the financial statements.

Consumer Goods UltraSector ProFund		Consumer Services UltraSector ProFund		Financials UltraSector ProFund
Year ended		Year ended		Year ended
July 31, 2009	July 31, 2008	July 31, 2009	July 31, 2008	July 31, 2009	July 31, 2008

$3,919	$61,167	$(14,259)	$2,415	$59,810	$165,730
(829,934)	(964,164)	(706,945)	(682,244)	(12,176,859)	(7,383,173)
96,198	(142,032)	205,596	(48,316)	1,471,871	(134,421)

(729,817)	(1,045,029)	(515,608)	(728,145)	(10,645,178)	(7,351,864)

(16,446)	(86,734)	—	(3,936)	(174,589)	(174,137)
(3,051)	—	—	(2,064)	(12,936)	(19,287)

(19,497)	(86,734)	—	(6,000)	(187,525)	(193,424)

5,512,892	(131,012)	1,429,495	1,255,995	7,966,143	15,806,002

4,763,578	(1,262,775)	913,887	521,850	(2,866,560)	8,260,714

1,229,397	2,492,172	1,399,597	877,747	14,736,988	6,476,274

$5,992,975	$1,229,397	$2,313,484	$1,399,597	$11,870,428	$14,736,988

$(182)	$15,396	$(12,813)	$(2,879)	$(77,368)	$50,347

$38,239,671	$62,585,777	$14,045,066	$27,267,280	$86,408,023	$137,493,073
13,560	62,779	—	3,867	166,721	123,945
(32,966,123)	(62,807,614)	(12,449,776)	(26,255,901)	(79,449,659)	(123,630,902)

5,199,222	976,784	3,172,519	3,487,928	7,064,005	13,839,182
3,051	—	—	2,029	12,658	18,253
(4,976,489)	(948,738)	(3,338,314)	(3,249,208)	(6,235,605)	(12,037,549)

$5,512,892	$(131,012)	$1,429,495	$1,255,995	$7,966,143	$15,806,002

1,347,099	1,599,009	783,406	978,777	14,169,289	6,785,250
577	1,516	—	136	27,376	5,408
(1,163,332)	(1,630,293)	(703,535)	(954,590)	(13,260,371)	(6,118,731)

179,362	24,113	217,369	126,271	1,168,458	656,799
131	—	—	73	2,198	842
(179,375)	(23,999)	(225,352)	(116,571)	(1,066,118)	(559,558)

184,462	(29,654)	71,888	34,096	1,040,832	770,010

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Health Care UltraSector ProFund		Industrials UltraSector ProFund
	Year ended		Year ended
	July 31, 2009	July 31, 2008	July 31, 2009	July 31, 2008
From Investment Activities:
Operations:
Net investment income (loss)	$10,234	$63,886	$2,926	$51,913
Net realized gains (losses) on investments	(1,038,129)	(3,917,216)	(487,317)	(2,972,989)
Change in net unrealized appreciation/depreciation on investments	(892,079)	(52,174)	(2,316)	315,212

Change in net assets resulting from operations	(1,919,974)	(3,905,504)	(486,707)	(2,605,864)

Distributions to Shareholders From:
Net investment income
Investor Class	(56,767)	(132,350)	(5,957)	(85,958)
Service Class	(767)	—	(3,330)	—
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—

Change in net assets resulting from distributions	(57,534)	(132,350)	(9,287)	(85,958)

Change in net assets resulting from capital transactions	(1,953,374)	2,448,475	502,871	(16,862,226)

Change in net assets	(3,930,882)	(1,589,379)	6,877	(19,554,048)
Net Assets:
Beginning of period	11,716,333	13,305,712	3,186,572	22,740,620

End of period	$7,785,451	$11,716,333	$3,193,449	$3,186,572

Accumulated net investment income (loss)	$(24,440)	$22,860	$(1,696)	$4,665

Capital Transactions:
Investor Class
Proceeds from shares issued	$60,979,671	$115,751,166	$15,065,972	$40,985,580
Dividends reinvested	53,856	104,666	5,865	81,036
Value of shares redeemed	(63,606,168)	(111,578,879)	(14,752,773)	(56,511,039)
Service Class
Proceeds from shares issued	10,202,496	9,048,555	3,006,219	4,317,870
Dividends reinvested	622	—	3,309	—
Value of shares redeemed	(9,583,851)	(10,877,033)	(2,825,721)	(5,735,673)

Change in net assets resulting from capital transactions	$(1,953,374)	$2,448,475	$502,871	$(16,862,226)

Share Transactions:
Investor Class
Issued	4,718,116	7,011,992	768,500	923,528
Reinvested	5,154	6,082	310	1,727
Redeemed	(4,852,136)	(6,929,509)	(710,980)	(1,281,391)
Service Class
Issued	912,526	570,161	153,459	95,980
Reinvested	63	—	179	—
Redeemed	(894,120)	(715,322)	(139,052)	(129,773)

Change in shares	(110,397)	(56,596)	72,416	(389,929)

See accompanying notes to the financial statements.

Internet UltraSector ProFund		Mobile Telecommunications UltraSector ProFund		Oil & Gas UltraSector ProFund
Year ended		Year ended		Year ended
July 31, 2009	July 31, 2008	July 31, 2009	July 31, 2008	July 31, 2009	July 31, 2008

$(129,575)	$(71,853)	$(49,255)	$(12,886)	$(86,988)	$507,374
(72,343)	2,080,546	(2,936,936)	(8,151,931)	(22,072,366)	(10,564,635)
(143,077)	(4,402,195)	(640,791)	(168,398)	(39,500,469)	12,175,624

(344,995)	(2,393,502)	(3,626,982)	(8,333,215)	(61,659,823)	2,118,363

—	—	—	(25,178)	(8,738)	(220,020)
—	—	—	—	—	—

—	—	—	—	—	(4,237,386)
—	—	—	—	—	(363,100)

—	—	—	(25,178)	(8,738)	(4,820,506)

9,913,986	(9,449,365)	725,688	(4,209,972)	(21,318,723)	(59,937,091)

9,568,991	(11,842,867)	(2,901,294)	(12,568,365)	(82,987,284)	(62,639,234)

8,053,828	19,896,695	6,073,507	18,641,872	134,809,661	197,448,895

$17,622,819	$8,053,828	$3,172,213	$6,073,507	$51,822,377	$134,809,661

$(154,083)	$(89,464)	$(62,475)	$(44,871)	$(115,608)	$(32,014)

$78,362,007	$76,870,523	$60,014,619	$101,683,747	$178,818,052	$365,510,554
—	—	—	22,934	8,484	4,053,985
(69,747,635)	(85,845,421)	(59,469,303)	(105,713,254)	(197,068,233)	(427,971,351)

4,220,741	9,336,810	6,387,565	6,161,277	19,491,764	28,859,122
—	—	—	—	—	201,600
(2,921,127)	(9,811,277)	(6,207,193)	(6,364,676)	(22,568,790)	(30,591,001)

$9,913,986	$(9,449,365)	$725,688	$(4,209,972)	$(21,318,723)	$(59,937,091)

1,542,505	849,534	24,476,690	9,954,347	6,274,500	6,443,493
—	—	—	1,652	334	72,260
(1,383,349)	(953,566)	(23,738,498)	(10,011,382)	(6,811,680)	(7,722,952)

93,127	110,741	2,823,456	683,652	782,953	555,666
—	—	—	—	—	3,882
(65,102)	(116,598)	(2,782,536)	(675,319)	(867,054)	(601,534)

187,181	(109,889)	779,112	(47,050)	(620,947)	(1,249,185)

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Oil Equipment, Services & Distribution UltraSector ProFund		Pharmaceuticals UltraSector ProFund
	Year ended		Year ended
	July 31, 2009	July 31, 2008	July 31, 2009	July 31, 2008
From Investment Activities:
Operations:
Net investment income (loss)	$(137,686)	$(99,305)	$19,242	$96,191
Net realized gains (losses) on investments	(19,152,162)	(8,709,609)	(882,354)	(1,881)
Change in net unrealized appreciation/depreciation on investments	(4,768,118)	3,784,954	(76,161)	(436,513)

Change in net assets resulting from operations	(24,057,966)	(5,023,960)	(939,273)	(342,203)

Distributions to Shareholders From:
Net investment income
Investor Class	—	(5,024)	(57,279)	(197,681)
Service Class	—	—	(5,934)	(7,561)
Net realized gains on investments
Investor Class	—	(691,777)	—	—
Service Class	—	(93,086)	—	—

Change in net assets resulting from distributions	—	(789,887)	(63,213)	(205,242)

Change in net assets resulting from capital transactions	(3,651,555)	(5,718,896)	3,804,773	(2,672,370)

Change in net assets	(27,709,521)	(11,532,743)	2,802,287	(3,219,815)
Net Assets:
Beginning of period	45,825,501	57,358,244	4,896,061	8,115,876

End of period	$18,115,980	$45,825,501	$7,698,348	$4,896,061

Accumulated net investment income (loss)	$(105,110)	$(122,879)	$40,985	$84,956

Capital Transactions:
Investor Class
Proceeds from shares issued	$113,299,857	$284,956,914	$29,121,479	$48,167,816
Dividends reinvested	—	651,142	50,021	158,450
Value of shares redeemed	(118,576,001)	(290,882,310)	(25,403,076)	(50,865,433)
Service Class
Proceeds from shares issued	16,626,616	32,772,594	5,021,081	3,037,277
Dividends reinvested	—	74,663	5,426	3,067
Value of shares redeemed	(15,002,027)	(33,291,899)	(4,990,158)	(3,173,547)

Change in net assets resulting from capital transactions	$(3,651,555)	$(5,718,896)	$3,804,773	$(2,672,370)

Share Transactions:
Investor Class
Issued	8,818,975	6,694,317	4,395,917	5,113,584
Reinvested	—	16,915	7,455	15,489
Redeemed	(8,589,515)	(7,071,096)	(3,864,317)	(5,331,928)
Service Class
Issued	1,212,189	777,922	791,065	362,763
Reinvested	—	1,968	837	309
Redeemed	(1,113,715)	(834,395)	(817,486)	(374,797)

Change in shares	327,934	(414,369)	513,471	(214,580)

See accompanying notes to the financial statements.

Precious Metals UltraSector ProFund		Real Estate UltraSector ProFund		Semiconductor UltraSector ProFund
Year ended		Year ended		Year ended
July 31, 2009	July 31, 2008	July 31, 2009	July 31, 2008	July 31, 2009	July 31, 2008

$(874,601)	$2,485,894	$68,926	$(121,454)	$(12,445)	$35,504
(63,948,151)	(19,253,929)	(10,404,364)	(6,983,919)	(578,819)	(2,665,055)
6,898,846	9,558,301	(448,556)	(293,730)	(362,351)	(998,358)

(57,923,906)	(7,209,734)	(10,783,994)	(7,399,103)	(953,615)	(3,627,909)

(785,198)	(862,115)	(188,047)	(768,557)	(10,188)	(58,491)
—	—	—	(40,134)	—	—

—	(6,714,826)	—	—	—	—
—	(907,754)	—	—	—	—

(785,198)	(8,484,695)	(188,047)	(808,691)	(10,188)	(58,491)

(20,669,989)	(15,775,437)	(2,303,689)	(11,131)	7,553,774	(11,747,389)

(79,379,093)	(31,469,866)	(13,275,730)	(8,218,925)	6,589,971	(15,433,789)

146,777,272	178,247,138	20,573,509	28,792,434	9,425,485	24,859,274

$67,398,179	$146,777,272	$7,297,779	$20,573,509	$16,015,456	$9,425,485

$(936,547)	$723,252	$(128,445)	$(497,231)	$(25,873)	$(3,240)

$611,488,511	$964,401,128	$147,826,500	$279,370,933	$61,173,385	$116,914,833
753,437	6,662,560	175,684	611,500	9,323	49,711
(605,197,735)	(955,945,723)	(150,174,995)	(281,241,359)	(54,318,877)	(128,637,659)

74,250,172	102,843,511	23,351,150	41,745,303	6,938,693	6,240,550
—	689,876	—	24,521	—	—
(101,964,374)	(134,426,789)	(23,482,028)	(40,522,029)	(6,248,750)	(6,314,824)

$(20,669,989)	$(15,775,437)	$(2,303,689)	$(11,131)	$7,553,774	$(11,747,389)

27,156,229	19,328,639	13,985,375	7,166,030	7,618,620	7,098,975
35,674	151,148	14,555	14,210	1,549	2,580
(27,289,166)	(19,279,526)	(13,964,347)	(7,259,998)	(6,902,680)	(7,614,167)

3,409,195	2,193,151	1,776,232	1,037,041	918,855	408,105
—	16,492	—	586	—	—
(4,191,403)	(3,215,527)	(1,760,176)	(1,016,798)	(840,751)	(409,192)

(879,471)	(805,623)	51,639	(58,929)	795,593	(513,699)

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Technology UltraSector ProFund		Telecommunications UltraSector ProFund
	Year ended		Year ended
	July 31, 2009	July 31, 2008	July 31, 2009	July 31, 2008
From Investment Activities:
Operations:
Net investment income (loss)	$(74,779)	$(13,185)	$56,566	$197,795
Net realized gains (losses) on investments	(993,238)	(4,077,029)	(1,259,902)	928,000
Change in net unrealized appreciation/depreciation on investments	76,699	(535,640)	(103,682)	(5,760,801)

Change in net assets resulting from operations	(991,318)	(4,625,854)	(1,307,018)	(4,635,006)

Distributions to Shareholders From:
Net investment income
Investor Class	—	(31,740)	(69,363)	(457,053)
Service Class	—	—	—	(4,554)
Net realized gains on investments
Investor Class	—	—	—	(2,304,531)
Service Class	—	—	—	(162,670)

Change in net assets resulting from distributions	—	(31,740)	(69,363)	(2,928,808)

Change in net assets resulting from capital transactions	6,676,902	(7,749,591)	(1,090,303)	(43,501,731)

Change in net assets	5,685,584	(12,407,185)	(2,466,684)	(51,065,545)
Net Assets:
Beginning of period	8,107,166	20,514,351	4,377,030	55,442,575

End of period	$13,792,750	$8,107,166	$1,910,346	$4,377,030

Accumulated net investment income (loss)	$(74,004)	$(22,786)	$(25,760)	$(12,963)

Capital Transactions:
Investor Class
Proceeds from shares issued	$47,880,240	$77,448,740	$28,057,008	$42,844,987
Dividends reinvested	—	30,401	66,592	2,443,687
Value of shares redeemed	(42,270,323)	(85,059,605)	(29,327,400)	(88,037,547)
Service Class
Proceeds from shares issued	13,382,424	8,592,524	2,266,889	2,903,709
Dividends reinvested	—	—	—	106,817
Value of shares redeemed	(12,315,439)	(8,761,651)	(2,153,392)	(3,763,384)

Change in net assets resulting from capital transactions	$6,676,902	$(7,749,591)	$(1,090,303)	$(43,501,731)

Share Transactions:
Investor Class
Issued	2,698,155	2,464,428	2,633,329	1,861,617
Reinvested	—	879	6,294	107,048
Redeemed	(2,413,891)	(2,787,195)	(2,757,079)	(3,401,506)
Service Class
Issued	872,663	305,011	223,008	129,794
Reinvested	—	—	—	5,033
Redeemed	(801,938)	(321,020)	(222,494)	(172,311)

Change in shares	354,989	(337,897)	(116,942)	(1,470,325)

See accompanying notes to the financial statements.

Utilities UltraSector ProFund		Short Oil & Gas ProFund		Short Precious Metals ProFund
Year ended		Year ended		Year ended
July 31, 2009	July 31, 2008	July 31, 2009	July 31, 2008	July 31, 2009	July 31, 2008

$168,553	$722,206	$(78,403)	$603,795	$(129,699)	$503,056
(6,044,158)	(10,962,476)	5,889,176	(7,866,728)	1,517,809	(7,022,045)
(4,469,545)	246,203	402,158	(403,889)	(1,633,978)	1,278,476

(10,345,150)	(9,994,067)	6,212,931	(7,666,822)	(245,868)	(5,240,513)

(290,006)	(321,473)	(193,108)	(612,122)	(96,394)	(965,662)
(13,227)	—	(10,920)	(1,818)	—	—

—	—	—	—	—	—
—	—	—	—	—	—

(303,233)	(321,473)	(204,028)	(613,940)	(96,394)	(965,662)

(11,157,624)	(2,804,823)	(31,059,897)	24,006,593	(23,890,489)	28,481,436

(21,806,007)	(13,120,363)	(25,050,994)	15,725,831	(24,232,751)	22,275,261

32,218,308	45,338,671	31,278,317	15,552,486	32,451,097	10,175,836

$10,412,301	$32,218,308	$6,227,323	$31,278,317	$8,218,346	$32,451,097

$16,182	$150,862	$(69,319)	$213,112	$(117,055)	$109,038

$85,158,072	$409,702,903	$168,554,954	$361,457,638	$240,014,532	$411,648,333
276,891	294,272	160,396	99,300	81,275	741,352
(95,765,004)	(411,603,509)	(197,291,216)	(339,945,356)	(264,021,763)	(386,754,008)

9,265,411	21,980,548	6,717,212	11,147,807	14,988,933	54,015,348
8,710	—	7,846	1,818	—	—
(10,101,704)	(23,179,037)	(9,209,089)	(8,754,614)	(14,953,466)	(51,169,589)

$(11,157,624)	$(2,804,823)	$(31,059,897)	$24,006,593	$(23,890,489)	$28,481,436

5,302,526	14,903,749	9,386,852	20,587,705	14,841,772	21,294,193
18,991	10,133	8,951	5,950	5,121	37,086
(5,892,657)	(15,350,622)	(10,665,304)	(19,685,494)	(15,858,545)	(19,981,026)

672,653	829,634	350,539	621,832	788,718	2,370,590
621	—	420	107	—	—
(739,078)	(891,696)	(500,288)	(501,909)	(768,577)	(2,365,689)

(636,944)	(498,802)	(1,418,830)	1,028,191	(991,511)	1,355,154

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Short Real Estate ProFund		U.S. Government Plus ProFund
	Year ended		Year ended
	July 31, 2009	July 31, 2008	July 31, 2009	July 31, 2008
From Investment Activities:
Operations:
Net investment income (loss)	$(439,402)	$2,137,280	$1,292,119	$1,141,274
Net realized gains (losses) on investments	(7,515,547)	1,578,911	(2,310,154)	11,217,322
Change in net unrealized appreciation/depreciation on investments	1,491,168	(2,479,998)	1,055,272	(1,130,234)

Change in net assets resulting from operations	(6,463,781)	1,236,193	37,237	11,228,362

Distributions to Shareholders From:
Net investment income
Investor Class	—	(3,546,133)	(1,211,232)	(808,241)
Service Class	—	(318,215)	(11,558)	(330,720)
Class A	—	—	(162)	(2,365)
Net realized gains on investments
Investor Class	(2,031,774)	—	—	(391,164)
Service Class	(116,264)	—	—	(164,168)
Class A	—	—	—	(5,333)

Change in net assets resulting from distributions	(2,148,038)	(3,864,348)	(1,222,952)	(1,701,991)

Change in net assets resulting from capital transactions	(46,879,558)	(56,966,869)	12,326,116	(64,190,356)

Change in net assets	(55,491,377)	(59,595,024)	11,140,401	(54,663,985)
Net Assets:
Beginning of period	84,638,341	144,233,365	21,892,068	76,556,053

End of period	$29,146,964	$84,638,341	$33,032,469	$21,892,068

Accumulated net investment income (loss)	$(434,250)	$567,010	$100,069	$(19,144)

Capital Transactions:
Investor Class
Proceeds from shares issued	$245,062,100	$370,236,612	$1,494,566,312	$779,019,333
Dividends reinvested	1,768,533	2,897,108	1,198,806	1,129,087
Value of shares redeemed	(289,705,268)	(419,553,839)	(1,478,967,752)	(829,311,623)
Service Class
Proceeds from shares issued	16,728,204	19,914,175	119,460,366	208,214,734
Dividends reinvested	72,087	292,207	10,946	485,772
Value of shares redeemed	(20,805,214)	(30,753,132)	(123,901,156)	(223,767,878)
Class A
Proceeds from shares issued	—	—	84,396	588,587
Dividends reinvested	—	—	162	7,490
Value of shares redeemed	—	—	(125,964)	(555,858)

Change in net assets resulting from capital transactions	$(46,879,558)	$(56,966,869)	$12,326,116	$(64,190,356)

Share Transactions:
Investor Class
Issued	11,148,811	14,138,736	44,276,395	24,789,050
Reinvested	69,958	107,860	35,364	35,768
Redeemed	(12,477,286)	(15,925,747)	(43,944,462)	(26,328,218)
Service Class
Issued	721,015	756,413	3,256,804	6,582,001
Reinvested	2,882	10,875	306	15,275
Redeemed	(896,922)	(1,190,807)	(3,329,390)	(6,941,230)
Class A
Issued	—	—	2,389	18,487
Reinvested	—	—	5	238
Redeemed	—	—	(3,654)	(17,371)

Change in shares	(1,431,542)	(2,102,670)	293,757	(1,846,000)

(a)	Amount is less than 0.50 share.

See accompanying notes to the financial statements.

Rising Rates Opportunity 10 ProFund		Rising Rates Opportunity ProFund		Rising U.S. Dollar ProFund
Year ended		Year ended		Year ended
July 31, 2009	July 31, 2008	July 31, 2009	July 31, 2008	July 31, 2009	July 31, 2008

$(757,881)	$256,983	$(2,182,566)	$2,783,749	$(352,145)	$285,925
(1,989,525)	(1,117,476)	(5,754,222)	(14,660,799)	(529,208)	(1,830,652)
(772,471)	(286,930)	(10,130,454)	(1,055,166)	(295,994)	(48,618)

(3,519,877)	(1,147,423)	(18,067,242)	(12,932,216)	(1,177,347)	(1,593,345)

(45,337)	(647,628)	(785,626)	(4,405,463)	—	(554,972)
—	(1,508)	—	(207,156)	—	(45,913)
(4)	(7)	(63)	(9)	—	—

—	—	—	—	(5,370)	—
—	—	—	—	(854)	—
—	—	—	—	—	—

(45,341)	(649,143)	(785,689)	(4,612,628)	(6,224)	(600,885)

26,031,806	29,385,362	47,597,504	43,441,023	(8,608,935)	17,015,146

22,466,588	27,588,796	28,744,573	25,896,179	(9,792,506)	14,820,916

41,034,339	13,445,543	186,373,445	160,477,266	27,723,831	12,902,915

$63,500,927	$41,034,339	$215,118,018	$186,373,445	$17,931,325	$27,723,831

$(714,412)	$88,810	$(2,244,401)	$723,854	$(373,960)	$87,664

$190,369,646	$134,222,463	$1,025,550,869	$547,810,338	$548,880,826	$286,583,581
44,647	209,463	737,420	3,316,296	4,478	469,355
(158,735,202)	(110,839,148)	(978,027,146)	(505,203,809)	(554,878,624)	(275,851,916)

10,941,094	16,432,812	276,464,691	246,428,692	19,228,565	14,424,111
—	252	—	152,906	828	41,496
(16,585,930)	(10,646,452)	(277,091,938)	(249,070,405)	(21,845,008)	(8,651,481)

3,414,707	454,336	528,995	209,698	—	—
4	7	63	9	—	—
(3,417,160)	(448,371)	(565,450)	(202,702)	—	—

$26,031,806	$29,385,362	$47,597,504	$43,441,023	$(8,608,935)	$17,015,146

7,745,629	4,713,632	70,655,016	29,665,481	18,600,628	10,356,247
1,956	7,337	67,902	178,296	153	16,579
(6,443,082)	(3,863,698)	(66,450,547)	(27,169,798)	(18,892,676)	(9,984,628)

433,862	563,001	19,408,921	13,646,042	664,405	522,236
—	8	—	8,319	29	1,467
(634,065)	(361,157)	(19,273,583)	(13,764,968)	(750,514)	(307,796)

130,806	14,697	34,909	10,577	—	—
— (a)	— (a)	6	— (a)	—	—
(130,806)	(14,696)	(34,915)	(10,577)	—	—

1,104,300	1,059,124	4,407,709	2,563,372	(377,975)	604,105

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Falling U.S. Dollar ProFund
	Year ended
	July 31, 2009	July 31, 2008
From Investment Activities:
Operations:
Net investment income (loss)	$(420,986)	$1,994,683
Net realized gains (losses) on investments	(3,080,802)	6,071,013
Change in net unrealized appreciation/depreciation on investments	577,636	686,001

Change in net assets resulting from operations	(2,924,152)	8,751,697

Distributions to Shareholders From:
Net investment income
Investor Class	(2,017,717)	(741,267)
Service Class	(63,318)	(15,234)
Net realized gains on investments
Investor Class	—	(5,553,769)
Service Class	—	(321,622)

Change in net assets resulting from distributions	(2,081,035)	(6,631,892)

Change in net assets resulting from capital transactions	11,483,488	(71,088,517)

Change in net assets	6,478,301	(68,968,712)
Net Assets:
Beginning of period	35,225,487	104,194,199

End of period	$41,703,788	$35,225,487

Accumulated net investment income (loss)	$(396,848)	$288,678

Capital Transactions:
Investor Class
Proceeds from shares issued	$389,825,283	$484,544,518
Dividends reinvested	1,852,877	5,419,369
Value of shares redeemed	(379,663,001)	(558,497,883)
Service Class
Proceeds from shares issued	9,751,240	17,668,970
Dividends reinvested	59,053	302,964
Value of shares redeemed	(10,341,964)	(20,526,455)

Change in net assets resulting from capital transactions	$11,483,488	$(71,088,517)

Share Transactions:
Investor Class
Issued	14,306,905	15,556,854
Reinvested	69,552	181,822
Redeemed	(13,957,008)	(17,972,697)
Service Class
Issued	357,211	562,366
Reinvested	2,201	10,281
Redeemed	(381,269)	(653,555)

Change in shares	397,592	(2,314,929)

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From								Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of capital		Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Bull ProFund
Investor Class
Year Ended July 31, 2009	$56.76	0.20		(12.25)	(12.05)	(0.06)	—	(d)	—	(0.06)	$44.65	(21.23)%		1.79%	1.79%	0.48%	$36,314	839%
Year Ended July 31, 2008	$65.57	0.41		(8.52)	(8.11)	(0.70)	—		—	(0.70)	$56.76	(12.51)%		1.59%	1.59%	0.67%	$37,092	690%
Year Ended July 31, 2007	$57.59	0.42		7.90	8.32	(0.34)	—		—	(0.34)	$65.57	14.47%		1.50%	1.50%	0.66%	$30,979	218%
January 1, 2006 through July 31, 2006	$56.33	0.16		1.10	1.26	—	—		—	—	$57.59	2.24	%(e)	1.47%	1.47%	0.47%	$62,320	252	%(e)
Year Ended December 31, 2005	$54.88	0.29		1.35	1.64	(0.19)	—		—	(0.19)	$56.33	2.98%		1.45%	1.45%	0.54%	$84,743	358%
Year Ended December 31, 2004	$50.43	0.24		4.31	4.55	(0.10)	—		—	(0.10)	$54.88	9.03%		1.44%	1.44%	0.48%	$108,162	463%
Service Class
Year Ended July 31, 2009	$52.37	(0.18	)(f)	(11.33)	(11.51)	—	—		—	—	$40.86	(21.98)%		2.79%	2.79%	(0.52)%	$9,650	839%
Year Ended July 31, 2008	$60.51	(0.17	)(f)	(7.94)	(8.11)	(0.03)	—		—	(0.03)	$52.37	(13.41)%		2.59%	2.59%	(0.33)%	$3,486	690%
Year Ended July 31, 2007	$53.40	(0.17)		7.28	7.11	—	—		—	—	$60.51	13.31%		2.50%	2.50%	(0.34)%	$6,344	218%
January 1, 2006 through July 31, 2006	$52.53	(0.16)		1.03	0.87	—	—		—	—	$53.40	1.66	%(e)	2.47%	2.47%	(0.53)%	$7,141	252	%(e)
Year Ended December 31, 2005	$51.54	(0.22)		1.21	0.99	—	—		—	—	$52.53	1.92%		2.45%	2.45%	(0.46)%	$22,680	358%
Year Ended December 31, 2004	$47.85	(0.23)		4.02	3.79	(0.10)	—		—	(0.10)	$51.54	7.92%		2.40%	2.40%	(0.48)%	$49,198	463%

Mid-Cap ProFund
Investor Class
Year Ended July 31, 2009	$42.88	(0.21)		(9.66)	(9.87)	—	—		—	—	$33.01	(23.02)%		2.12%	1.65%	(0.69)%	$12,888	1,263%
Year Ended July 31, 2008	$47.04	0.09	(f)	(3.31)	(3.22)	(0.12)	—		(0.82)	(0.94)	$42.88	(6.96)%		1.90%	1.65%	0.21%	$10,660	857%
Year Ended July 31, 2007	$41.22	0.19		5.76	5.95	(0.13)	—		—	(0.13)	$47.04	14.44%		1.77%	1.77%	0.43%	$7,605	705%
January 1, 2006 through July 31, 2006	$41.24	0.14		(0.16)	(0.02)	—	—		—	—	$41.22	(0.05	)%(e)	1.54%	1.45%	0.56%	$8,770	349	%(e)
Year Ended December 31, 2005	$37.55	0.12		3.90	4.02	(0.05)	—		(0.28)	(0.33)	$41.24	10.69%		1.47%	1.47%	0.31%	$108,143	500%
Year Ended December 31, 2004	$32.87	(0.12)		4.90	4.78	—	—		(0.10)	(0.10)	$37.55	14.60%		1.55%	1.55%	(0.34)%	$132,350	199%
Service Class
Year Ended July 31, 2009	$40.51	(0.50)		(9.16)	(9.66)	—	—		—	—	$30.85	(23.85)%		3.12%	2.65%	(1.69)%	$1,010	1,263%
Year Ended July 31, 2008	$44.80	(0.34)		(3.13)	(3.47)	—	—		(0.82)	(0.82)	$40.51	(7.85)%		2.90%	2.65%	(0.79)%	$3,767	857%
Year Ended July 31, 2007	$39.54	(0.25)		5.51	5.26	—	—		—	—	$44.80	13.30%		2.77%	2.77%	(0.57)%	$1,017	705%
January 1, 2006 through July 31, 2006	$39.77	(0.10)		(0.13)	(0.23)	—	—		—	—	$39.54	(0.60	)%(e)	2.54%	2.45%	(0.44)%	$2,546	349	%(e)
Year Ended December 31, 2005	$36.56	(0.26)		3.75	3.49	—	—		(0.28)	(0.28)	$39.77	9.56%		2.47%	2.47%	(0.69)%	$9,582	500%
Year Ended December 31, 2004	$32.33	(0.45)		4.78	4.33	—	—		(0.10)	(0.10)	$36.56	13.45%		2.55%	2.55%	(1.34)%	$2,764	199%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Amounts is less than $0.005.
(e)	Not annualized for periods less than one year.
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities					Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Small-Cap ProFund
Investor Class
Year Ended July 31, 2009	$40.20	(0.18)		(9.02)		(9.20)	(0.01)	—	(0.01)	$30.99	(22.92)%		1.82%	1.59%	(0.56)%	$17,310	351%
Year Ended July 31, 2008	$44.11	0.24		(3.56)		(3.32)	(0.02)	(0.57)	(0.59)	$40.20	(7.59)%		1.81%	1.63%	0.57%	$135,463	445%
Year Ended July 31, 2007	$40.66	0.54		3.33		3.87	(0.10)	(0.32)	(0.42)	$44.11	9.49%		1.62%	1.62%	1.21%	$13,195	275%
January 1, 2006 through July 31, 2006	$39.00	0.17		1.49		1.66	—	—	—	$40.66	4.23	%(d)	1.38%	1.38%	0.69%	$17,100	63	%(d)
Year Ended December 31, 2005	$38.05	0.23		0.72		0.95	—	—	—	$39.00	2.52%		1.37%	1.37%	0.60%	$137,016	475%
Year Ended December 31, 2004	$32.72	(0.06)		5.65		5.59	—	(0.26)	(0.26)	$38.05	17.08%		1.40%	1.40%	(0.18)%	$155,284	385%
Service Class
Year Ended July 31, 2009	$37.47	(0.44)		(8.41)		(8.85)	—	—	—	$28.62	(23.62)%		2.82%	2.59%	(1.56)%	$1,162	351%
Year Ended July 31, 2008	$41.55	(0.16	)(e)	(3.35)		(3.51)	—	(0.57)	(0.57)	$37.47	(8.50)%		2.81%	2.63%	(0.43)%	$2,067	445%
Year Ended July 31, 2007	$38.60	0.11		3.16		3.27	—	(0.32)	(0.32)	$41.55	8.41%		2.62%	2.62%	0.21%	$2,722	275%
January 1, 2006 through July 31, 2006	$37.25	(0.07)		1.42		1.35	—	—	—	$38.60	3.62	%(d)	2.38%	2.38%	(0.31)%	$5,310	63	%(d)
Year Ended December 31, 2005	$36.68	(0.13)		0.70		0.57	—	—	—	$37.25	1.55%		2.37%	2.37%	(0.40)%	$19,581	475%
Year Ended December 31, 2004	$31.88	(0.40)		5.46		5.06	—	(0.26)	(0.26)	$36.68	15.87%		2.40%	2.40%	(1.18)%	$53,235	385%

NASDAQ-100 ProFund
Investor Class
Year Ended July 31, 2009	$67.03	(0.49)		(9.04	)(e)	(9.53)	(0.11)	—	(0.11)	$57.39	(14.17)%		1.63%	1.63%	(0.98)%	$132,788	758%
Year Ended July 31, 2008	$71.65	(0.62)		(2.75	)(e)	(3.37)	—	(1.25)	(1.25)	$67.03	(4.87)%		1.53%	1.53%	(0.83)%	$35,449	792%
Year Ended July 31, 2007	$57.17	(0.31)		15.58		15.27	—	(0.79)	(0.79)	$71.65	26.84%		1.49%	1.49%	(0.47)%	$83,156	632%
January 1, 2006 through July 31, 2006	$62.70	(0.30)		(5.23)		(5.53)	—	—	—	$57.17	(8.82	)%(d)	1.44%	1.44%	(0.83)%	$16,800	364	%(d)
Year Ended December 31, 2005	$62.52	(0.46)		0.82		0.36	(0.18)	—	(0.18)	$62.70	0.57%		1.40%	1.40%	(0.76)%	$47,767	671%
Year Ended December 31, 2004	$57.01	(0.05)		5.56		5.51	—	—	—	$62.52	9.67%		1.37%	1.37%	(0.08)%	$94,630	1,147%
Service Class
Year Ended July 31, 2009	$61.96	(0.96)		(8.39	)(e)	(9.35)	—	—	—	$52.61	(15.09)%		2.63%	2.63%	(1.98)%	$6,488	758%
Year Ended July 31, 2008	$66.98	(1.28)		(2.49	)(e)	(3.77)	—	(1.25)	(1.25)	$61.96	(5.81)%		2.53%	2.53%	(1.83)%	$4,937	792%
Year Ended July 31, 2007	$54.01	(0.94)		14.70		13.76	—	(0.79)	(0.79)	$66.98	25.60%		2.49%	2.49%	(1.47)%	$2,912	632%
January 1, 2006 through July 31, 2006	$59.58	(0.65)		(4.92)		(5.57)	—	—	—	$54.01	(9.35	)%(d)	2.44%	2.44%	(1.83)%	$1,490	364	%(d)
Year Ended December 31, 2005	$59.89	(1.04)		0.73		(0.31)	—	—	—	$59.58	(0.52)%		2.40%	2.40%	(1.76)%	$12,384	671%
Year Ended December 31, 2004	$55.13	(0.60)		5.36		4.76	—	—	—	$59.89	8.63%		2.37%	2.37%	(1.08)%	$50,708	1,147%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Large-Cap Value ProFund
Investor Class
Year Ended July 31, 2009	$40.45	0.50	(10.77	)(d)	(10.27)	(0.49)	—	(0.49)	$29.69	(25.30)%		1.88%	1.79%	1.77%	$5,142	919%
Year Ended July 31, 2008	$54.91	0.49	(9.27)		(8.78)	(0.13)	(5.55)	(5.68)	$40.45	(17.59)%		1.75%	1.75%	1.02%	$10,916	596%
Year Ended July 31, 2007	$48.46	0.51	6.17		6.68	(0.23)	—	(0.23)	$54.91	13.79%		1.52%	1.52%	0.96%	$14,369	267%
January 1, 2006 through July 31, 2006	$45.51	0.20	2.75		2.95	—	—	—	$48.46	6.46	%(e)	1.47%	1.47%	0.72%	$167,346	270	%(e)
Year Ended December 31, 2005	$44.14	0.28	1.31		1.59	(0.22)	—	(0.22)	$45.51	3.61%		1.57%	1.57%	0.65%	$33,121	644%
Year Ended December 31, 2004	$39.12	0.19	4.87		5.06	(0.04)	—	(0.04)	$44.14	12.94%		1.57%	1.57%	0.48%	$37,163	715%
Service Class
Year Ended July 31, 2009	$38.61	0.23	(10.29	)(d)	(10.06)	(0.14)	—	(0.14)	$28.41	(26.04)%		2.88%	2.79%	0.77%	$2,390	919%
Year Ended July 31, 2008	$53.03	0.02	(8.89)		(8.87)	—	(5.55)	(5.55)	$38.61	(18.40)%		2.75%	2.75%	0.02%	$3,381	596%
Year Ended July 31, 2007	$47.07	(0.01)	5.97		5.96	—	—	—	$53.03	12.66%		2.52%	2.52%	(0.04)%	$5,124	267%
January 1, 2006 through July 31, 2006	$44.46	(0.07)	2.68		2.61	—	—	—	$47.07	5.85	%(e)	2.47%	2.47%	(0.28)%	$13,777	270	%(e)
Year Ended December 31, 2005	$43.35	(0.15)	1.26		1.11	—	—	—	$44.46	2.58%		2.57%	2.57%	(0.35)%	$3,977	644%
Year Ended December 31, 2004	$38.83	(0.21)	4.77		4.56	(0.04)	—	(0.04)	$43.35	11.75%		2.57%	2.57%	(0.52)%	$16,296	715%

Large-Cap Growth ProFund
Investor Class
Year Ended July 31, 2009	$37.89	(0.04)	(6.94)		(6.98)	—	—	—	$30.91	(18.42)%		1.95%	1.95%	(0.16)%	$22,507	483%
Year Ended July 31, 2008	$41.27	(0.13)	(3.25)		(3.38)	—	—	—	$37.89	(8.19)%		1.64%	1.64%	(0.32)%	$12,157	481%
Year Ended July 31, 2007	$37.44	(0.06)	5.37		5.31	—	(1.48)	(1.48)	$41.27	14.30%		1.58%	1.58%	(0.16)%	$99,531	625%
January 1, 2006 through July 31, 2006	$38.24	(0.15)	(0.65)		(0.80)	—	—	—	$37.44	(2.09	)%(e)	1.97%	1.95%	(0.69)%	$10,717	342	%(e)
Year Ended December 31, 2005	$37.62	(0.02)	0.64		0.62	—	—	—	$38.24	1.65%		1.55%	1.55%	(0.04)%	$12,975	1,287%
Year Ended December 31, 2004	$36.38	(0.02)	1.26		1.24	—	—	—	$37.62	3.41%		1.78%	1.78%	(0.07)%	$5,404	1,288%
Service Class
Year Ended July 31, 2009	$35.84	(0.32)	(6.57)		(6.89)	—	—	—	$28.95	(19.22)%		2.95%	2.95%	(1.16)%	$3,080	483%
Year Ended July 31, 2008	$39.44	(0.52)	(3.08)		(3.60)	—	—	—	$35.84	(9.13)%		2.64%	2.64%	(1.32)%	$5,542	481%
Year Ended July 31, 2007	$36.17	(0.46)	5.21		4.75	—	(1.48)	(1.48)	$39.44	13.23%		2.58%	2.58%	(1.16)%	$8,827	625%
January 1, 2006 through July 31, 2006	$37.14	(0.37)	(0.60)		(0.97)	—	—	—	$36.17	(2.61	)%(e)	2.97%	2.95%	(1.69)%	$2,271	342	%(e)
Year Ended December 31, 2005	$36.90	(0.38)	0.62		0.24	—	—	—	$37.14	0.65%		2.55%	2.55%	(1.04)%	$8,439	1,287%
Year Ended December 31, 2004	$36.05	(0.39)	1.24		0.85	—	—	—	$36.90	2.36%		2.78%	2.78%	(1.07)%	$15,659	1,288%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Mid-Cap Value ProFund
Investor Class
Year Ended July 31, 2009	$40.93	0.23		(9.49)	(9.26)	—	—	—	$31.67	(22.62)%		1.91%	1.80%	0.78%	$6,832	722%
Year Ended July 31, 2008	$47.54	0.03	(d)	(5.19)	(5.16)	— (e)	(1.45)	(1.45)	$40.93	(11.07)%		1.80%	1.78%	0.06%	$20,465	903%
Year Ended July 31, 2007	$42.42	0.19		5.32	5.51	(0.07)	(0.32)	(0.39)	$47.54	13.01%		1.50%	1.50%	0.41%	$7,060	445%
January 1, 2006 through July 31, 2006	$40.98	0.08		1.36	1.44	—	—	—	$42.42	3.51	%(f)	1.52%	1.52%	0.32%	$13,469	247	%(f)
Year Ended December 31, 2005	$38.92	0.08		3.66	3.74	(0.05)	(1.63)	(1.68)	$40.98	9.58%		1.50%	1.50%	0.19%	$32,204	520%
Year Ended December 31, 2004	$33.39	0.06		5.47	5.53	—	—	—	$38.92	16.56%		1.40%	1.40%	0.17%	$53,337	631%
Service Class
Year Ended July 31, 2009	$38.25	(0.05	)(d)	(8.90)	(8.95)	—	—	—	$29.30	(23.40)%		2.91%	2.80%	(0.22)%	$1,804	722%
Year Ended July 31, 2008	$44.98	(0.38)		(4.90)	(5.28)	—	(1.45)	(1.45)	$38.25	(11.97)%		2.80%	2.78%	(0.94)%	$3,280	903%
Year Ended July 31, 2007	$40.49	(0.25)		5.06	4.81	—	(0.32)	(0.32)	$44.98	11.87%		2.50%	2.50%	(0.59)%	$3,473	445%
January 1, 2006 through July 31, 2006	$39.33	(0.16)		1.32	1.16	—	—	—	$40.49	2.95	%(f)	2.52%	2.52%	(0.68)%	$9,112	247	%(f)
Year Ended December 31, 2005	$37.72	(0.31)		3.55	3.24	—	(1.63)	(1.63)	$39.33	8.56%		2.50%	2.50%	(0.81)%	$5,021	520%
Year Ended December 31, 2004	$32.70	(0.29)		5.31	5.02	—	—	—	$37.72	15.35%		2.40%	2.40%	(0.83)%	$34,003	631%

Mid-Cap Growth ProFund
Investor Class
Year Ended July 31, 2009	$37.81	(0.26)		(7.83)	(8.09)	—	—	—	$29.72	(21.40)%		1.71%	1.71%	(0.98)%	$15,656	743%
Year Ended July 31, 2008	$42.26	(0.46)		(0.57)	(1.03)	—	(3.42)	(3.42)	$37.81	(2.80)%		1.74%	1.74%	(1.14)%	$30,265	1,331%
Year Ended July 31, 2007	$36.36	(0.23)		6.15	5.92	—	(0.02)	(0.02)	$42.26	16.28%		1.45%	1.45%	(0.55)%	$16,908	612%
January 1, 2006 through July 31, 2006	$37.47	(0.22)		(0.89)	(1.11)	—	—	—	$36.36	(2.96	)%(f)	1.53%	1.53%	(0.97)%	$3,330	384	%(f)
Year Ended December 31, 2005	$33.63	(0.25)		4.09	3.84	—	—	—	$37.47	11.42%		1.59%	1.59%	(0.71)%	$37,804	918%
Year Ended December 31, 2004	$30.25	(0.32)		3.70	3.38	—	—	—	$33.63	11.17%		1.78%	1.78%	(1.03)%	$22,494	1,293%
Service Class
Year Ended July 31, 2009	$35.10	(0.52)		(7.25)	(7.77)	—	—	—	$27.33	(22.14)%		2.71%	2.71%	(1.98)%	$4,486	743%
Year Ended July 31, 2008	$39.83	(0.84)		(0.47)	(1.31)	—	(3.42)	(3.42)	$35.10	(3.73)%		2.74%	2.74%	(2.14)%	$7,802	1,331%
Year Ended July 31, 2007	$34.61	(0.61)		5.85	5.24	—	(0.02)	(0.02)	$39.83	15.14%		2.45%	2.45%	(1.55)%	$8,550	612%
January 1, 2006 through July 31, 2006	$35.89	(0.43)		(0.85)	(1.28)	—	—	—	$34.61	(3.57	)%(f)	2.53%	2.53%	(1.97)%	$4,512	384	%(f)
Year Ended December 31, 2005	$32.54	(0.58)		3.93	3.35	—	—	—	$35.89	10.29%		2.59%	2.59%	(1.71)%	$14,950	918%
Year Ended December 31, 2004	$29.58	(0.62)		3.58	2.96	—	—	—	$32.54	10.01%		2.78%	2.78%	(2.03)%	$9,254	1,293%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	Amount is less than $0.005.
(f)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Small-Cap Value ProFund
Investor Class
Year Ended July 31, 2009	$40.92	0.20		(8.60)	(8.40)	(0.30)	—	(0.30)	$32.22	(20.45)%		1.83%	1.53%	0.56%	$20,762	841%
Year Ended July 31, 2008	$48.10	(0.04)		(6.09)	(6.13)	(0.01)	(1.04)	(1.05)	$40.92	(12.86)%		2.04%	1.49%	(0.09)%	$7,883	1,567%
Year Ended July 31, 2007	$43.28	0.06		4.76	4.82	—	—	—	$48.10	11.14%		1.73%	1.55%	0.12%	$3,663	865%
January 1, 2006 through July 31, 2006	$41.33	(0.02)		1.97	1.95	—	—	—	$43.28	4.69	%(d)	1.59%	1.58%	(0.06)%	$5,991	443	%(d)
Year Ended December 31, 2005	$39.85	(0.16)		1.64	1.48	—	—	—	$41.33	3.74%		1.59%	1.59%	(0.41)%	$15,112	761%
Year Ended December 31, 2004	$33.16	(0.03)		6.87	6.84	—	(0.15)	(0.15)	$39.85	20.62%		1.46%	1.46%	(0.09)%	$155,891	525%
Service Class
Year Ended July 31, 2009	$38.09	(0.10	)(e)	(8.00)	(8.10)	—	—	—	$29.99	(21.27)%		2.83%	2.53%	(0.44)%	$1,493	841%
Year Ended July 31, 2008	$45.32	(0.45)		(5.74)	(6.19)	—	(1.04)	(1.04)	$38.09	(13.80)%		3.04%	2.49%	(1.09)%	$1,452	1,567%
Year Ended July 31, 2007	$41.20	(0.40)		4.52	4.12	—	—	—	$45.32	10.00%		2.73%	2.55%	(0.88)%	$2,555	865%
January 1, 2006 through July 31, 2006	$39.57	(0.26)		1.89	1.63	—	—	—	$41.20	4.09	%(d)	2.59%	2.58%	(1.06)%	$7,470	443	%(d)
Year Ended December 31, 2005	$38.50	(0.54)		1.61	1.07	—	—	—	$39.57	2.81%		2.59%	2.59%	(1.41)%	$11,342	761%
Year Ended December 31, 2004	$32.38	(0.38)		6.65	6.27	—	(0.15)	(0.15)	$38.50	19.36%		2.46%	2.46%	(1.09)%	$32,029	525%

Small-Cap Growth ProFund
Investor Class
Year Ended July 31, 2009	$39.16	(0.28)		(8.37)	(8.65)	—	—	—	$30.51	(22.09)%		2.12%	1.60%	(0.97)%	$11,346	1,070%
Year Ended July 31, 2008	$44.76	(0.40)		(2.39)	(2.79)	—	(2.81)	(2.81)	$39.16	(6.48)%		1.93%	1.49%	(0.95)%	$20,822	764%
Year Ended July 31, 2007	$39.36	(0.47)		5.87	5.40	—	—	—	$44.76	13.72%		1.62%	1.56%	(1.07)%	$8,130	732%
January 1, 2006 through July 31, 2006	$38.96	(0.30)		0.70	0.40	—	—	—	$39.36	1.00	%(d)	1.61%	1.61%	(1.24)%	$8,272	369	%(d)
Year Ended December 31, 2005	$36.28	(0.29)		2.97	2.68	—	—	—	$38.96	7.41%		1.55%	1.55%	(0.79)%	$20,799	628%
Year Ended December 31, 2004	$30.20	(0.33)		6.41	6.08	—	—	—	$36.28	20.13%		1.59%	1.59%	(1.00)%	$103,113	854%
Service Class
Year Ended July 31, 2009	$36.54	(0.55)		(7.80)	(8.35)	—	—	—	$28.19	(22.85)%		3.12%	2.60%	(1.97)%	$2,725	1,070%
Year Ended July 31, 2008	$42.36	(0.80)		(2.21)	(3.01)	—	(2.81)	(2.81)	$36.54	(7.41)%		2.93%	2.49%	(1.95)%	$4,677	764%
Year Ended July 31, 2007	$37.65	(0.88)		5.59	4.71	—	—	—	$42.36	12.51%		2.62%	2.56%	(2.07)%	$4,843	732%
January 1, 2006 through July 31, 2006	$37.49	(0.53)		0.69	0.16	—	—	—	$37.65	0.43	%(d)	2.61%	2.61%	(2.24)%	$3,022	369	%(d)
Year Ended December 31, 2005	$35.24	(0.65)		2.90	2.25	—	—	—	$37.49	6.38%		2.55%	2.55%	(1.79)%	$9,510	628%
Year Ended December 31, 2004	$29.64	(0.66)		6.26	5.60	—	—	—	$35.24	18.89%		2.59%	2.59%	(2.00)%	$43,438	854%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From								Ratios to Average Net Assets						Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital		Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)		Net Expenses(b)		Net Investment Income (Loss)(b)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Europe 30 ProFund
Investor Class
Year Ended July 31, 2009	$17.36	0.27		(4.79)	(4.52)	(0.16)	—	(d)	(0.27)	(0.43)	$12.41	(25.49)%		2.03%		1.94%		2.32%		$8,034	2,221%
Year Ended July 31, 2008	$20.45	0.24		(1.83)	(1.59)	(1.50)	—		—	(1.50)	$17.36	(8.74)%		1.67%		1.66%		1.16%		$6,553	1,791%
Year Ended July 31, 2007	$17.21	0.24		3.00	3.24	— (d)	—		—	— (d)	$20.45	18.83%		1.37%		1.37%		1.23%		$18,757	968%
January 1, 2006 through July 31, 2006	$16.00	0.25		0.96	1.21	—	—		—	—	$17.21	7.56	%(e)	1.44%		1.43%		2.49%		$15,318	533	%(e)
Year Ended December 31, 2005	$14.88	0.06		1.07	1.13	(0.01)	—		—	(0.01)	$16.00	7.60%		1.51%		1.51%		0.38%		$49,583	800%
Year Ended December 31, 2004	$12.97	0.02		1.89	1.91	— (d)	—		—	— (d)	$14.88	14.76%		1.56%		1.56%		0.12%		$43,254	742%
Service Class
Year Ended July 31, 2009	$17.64	0.15		(4.83)	(4.68)	—	—		(0.27)	(0.27)	$12.69	(26.16)%		3.03%		2.94%		1.32%		$1,581	2,221%
Year Ended July 31, 2008	$20.56	0.04		(1.88)	(1.84)	(1.08)	—		—	(1.08)	$17.64	(9.66)%		2.67%		2.66%		0.16%		$1,666	1,791%
Year Ended July 31, 2007	$17.45	0.05		3.06	3.11	—	—		—	—	$20.56	17.82%		2.37%		2.37%		0.23%		$2,610	968%
January 1, 2006 through July 31, 2006	$16.32	0.15		0.98	1.13	—	—		—	—	$17.45	6.92	%(e)	2.44%		2.43%		1.49%		$2,190	533	%(e)
Year Ended December 31, 2005	$15.31	(0.09)		1.10	1.01	—	—		—	—	$16.32	6.60%		2.51%		2.51%		(0.62)%		$2,954	800%
Year Ended December 31, 2004	$13.46	(0.12)		1.97	1.85	— (d)	—		—	— (d)	$15.31	13.78%		2.54%		2.54%		(0.86)%		$12,995	742%

UltraBull ProFund
Investor Class
Year Ended July 31, 2009	$50.82	0.10		(25.16)	(25.06)	(0.16)	(0.01)		—	(0.17)	$25.59	(49.27)%		1.65%		1.65%		0.40%		$61,531	697%
Year Ended July 31, 2008	$72.29	0.56		(20.55)	(19.99)	(1.48)	—		—	(1.48)	$50.82	(28.23)%		1.50%		1.50%		0.87%		$94,384	350%
Year Ended July 31, 2007	$58.16	0.69		13.49	14.18	(0.05)	—		—	(0.05)	$72.29	24.38%		1.45%		1.45%		0.98%		$147,984	370%
January 1, 2006 through July 31, 2006	$57.26	0.25		0.65	0.90	—	—		—	—	$58.16	1.59	%(e)	1.45%		1.45%		0.73%		$147,570	418	%(e)
Year Ended December 31, 2005	$55.82	0.22		1.36	1.58	(0.14)	—		—	(0.14)	$57.26	2.84%		1.44%		1.44%		0.41%		$136,495	648%
Year Ended December 31, 2004	$47.52	0.22		8.23	8.45	(0.15)	—		—	(0.15)	$55.82	17.75%		1.44%		1.44%		0.44%		$163,474	447%
Service Class
Year Ended July 31, 2009	$46.70	(0.12)		(23.12)	(23.24)	(0.04)	—	(d)	—	(0.04)	$23.42	(49.77)%		2.65%		2.65%		(0.60)%		$5,752	697%
Year Ended July 31, 2008	$66.58	(0.04	)(f)	(19.03)	(19.07)	(0.81)	—		—	(0.81)	$46.70	(28.98)%		2.50%		2.50%		(0.13)%		$9,534	350%
Year Ended July 31, 2007	$54.03	0.04		12.51	12.55	—	—		—	—	$66.58	23.23%		2.45%		2.45%		(0.02)%		$11,082	370%
January 1, 2006 through July 31, 2006	$53.50	(0.07)		0.60	0.53	—	—		—	—	$54.03	1.01	%(e)	2.45%		2.45%		(0.27)%		$14,081	418	%(e)
Year Ended December 31, 2005	$52.55	(0.29)		1.24	0.95	—	—		—	—	$53.50	1.81%		2.44%		2.44%		(0.59)%		$25,129	648%
Year Ended December 31, 2004	$45.09	(0.15	)(g)	7.76	7.61	(0.15)	—		—	(0.15)	$52.55	16.84	%(g)	2.23	%(g)	2.23	%(g)	(0.35	)%(g)	$17,931	447%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Amount is less than $0.005.
(e)	Not annualized for periods less than one year.
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(g)

The per share and ratios shown do not correlate to the ratios of the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets and reduction in service fees in 2004. The impact to the UltraBull ProFund Service Class expense ratio was a reduction of 0.21%.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraMid-Cap ProFund
Investor Class
Year Ended July 31, 2009	$42.88	(0.09)		(22.19)	(22.28)	(0.01)	(0.01)	$20.59	(51.97)%		1.76%	1.76%	(0.44)%	$28,094	469%
Year Ended July 31, 2008	$52.65	0.16		(9.54)	(9.38)	(0.39)	(0.39)	$42.88	(17.94)%		1.54%	1.54%	0.34%	$50,581	348%
Year Ended July 31, 2007	$42.52	0.33		10.18	10.51	(0.38)	(0.38)	$52.65	24.78%		1.46%	1.46%	0.63%	$84,108	334%
January 1, 2006 through July 31, 2006	$43.66	0.17		(1.31)	(1.14)	—	—	$42.52	(2.61	)%(d)	1.47%	1.47%	0.64%	$82,224	219	%(d)
Year Ended December 31, 2005	$36.84	0.06		6.76	6.82	— (e)	— (e)	$43.66	18.52%		1.49%	1.49%	0.16%	$122,419	402%
Year Ended December 31, 2004	$28.67	(0.10)		8.27	8.17	—	—	$36.84	28.50%		1.51%	1.51%	(0.33)%	$86,392	395%
Service Class
Year Ended July 31, 2009	$40.09	(0.27)		(20.73)	(21.00)	—	—	$19.09	(52.38)%		2.76%	2.76%	(1.44)%	$1,862	469%
Year Ended July 31, 2008	$49.36	(0.31	)(f)	(8.96)	(9.27)	—	—	$40.09	(18.76)%		2.54%	2.54%	(0.66)%	$4,747	348%
Year Ended July 31, 2007	$39.93	(0.17)		9.60	9.43	—	—	$49.36	23.59%		2.46%	2.46%	(0.37)%	$9,209	334%
January 1, 2006 through July 31, 2006	$41.26	(0.08)		(1.25)	(1.33)	—	—	$39.93	(3.20	)%(d)	2.47%	2.47%	(0.36)%	$4,886	219	%(d)
Year Ended December 31, 2005	$35.17	(0.31)		6.40	6.09	—	—	$41.26	17.29%		2.49%	2.49%	(0.84)%	$8,406	402%
Year Ended December 31, 2004	$27.65	(0.39)		7.91	7.52	—	—	$35.17	27.20%		2.49%	2.49%	(1.31)%	$11,245	395%

UltraSmall-Cap ProFund
Investor Class
Year Ended July 31, 2009	$23.26	(0.07)		(12.65)	(12.72)	(0.01)	(0.01)	$10.53	(54.70)%		1.80%	1.80%	(0.73)%	$26,338	203%
Year Ended July 31, 2008	$29.82	0.07		(6.61)	(6.54)	(0.02)	(0.02)	$23.26	(21.93)%		1.49%	1.49%	0.28%	$56,505	142%
Year Ended July 31, 2007	$26.21	0.24		3.42	3.66	(0.05)	(0.05)	$29.82	13.94%		1.42%	1.42%	0.78%	$124,568	182%
January 1, 2006 through July 31, 2006	$25.36	0.11		0.74	0.85	—	—	$26.21	3.35	%(d)	1.39%	1.39%	0.64%	$162,346	27	%(d)
Year Ended December 31, 2005	$25.46	0.14		(0.12)	0.02	(0.12)	(0.12)	$25.36	0.07%		1.41%	1.41%	0.60%	$147,564	481%
Year Ended December 31, 2004	$19.29	(0.04)		6.21	6.17	—	—	$25.46	31.99%		1.40%	1.40%	(0.17)%	$330,905	339%
Service Class
Year Ended July 31, 2009	$21.53	(0.17)		(11.72)	(11.89)	—	—	$9.64	(55.23)%		2.80%	2.80%	(1.73)%	$1,933	203%
Year Ended July 31, 2008	$27.87	(0.17	)(f)	(6.17)	(6.34)	—	—	$21.53	(22.75)%		2.49%	2.49%	(0.72)%	$3,355	142%
Year Ended July 31, 2007	$24.70	(0.05)		3.22	3.17	—	—	$27.87	12.83%		2.42%	2.42%	(0.22)%	$7,170	182%
January 1, 2006 through July 31, 2006	$24.05	(0.05)		0.70	0.65	—	—	$24.70	2.70	%(d)	2.39%	2.39%	(0.36)%	$9,110	27	%(d)
Year Ended December 31, 2005	$24.28	(0.09)		(0.14)	(0.23)	—	—	$24.05	(0.95)%		2.41%	2.41%	(0.40)%	$15,655	481%
Year Ended December 31, 2004	$18.57	(0.23)		5.94	5.71	—	—	$24.28	30.75%		2.38%	2.38%	(1.15)%	$30,658	339%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From								Ratios to Average Net Assets						Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Capital Transactions		Net Asset Value, End of Period	Total Return		Gross Expenses(b)		Net Expenses(b)		Net Investment Income (Loss)(b)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraDow 30 ProFund
Investor Class
Year Ended July 31, 2009	$31.25	0.05		(14.16)	(14.11)	(0.18)	—	(0.18)	0.39	(d)	$17.35	(43.87	)%(d)	1.84%		1.84%		0.33%		$13,891	230%
Year Ended July 31, 2008	$44.69	0.52		(13.65)	(13.13)	(0.15)	(0.16)	(0.31)	—		$31.25	(29.58)%		1.55%		1.55%		1.27%		$22,668	282%
Year Ended July 31, 2007	$33.43	0.60		10.93	11.53	(0.13)	(0.14)	(0.27)	—		$44.69	34.58%		1.47%		1.47%		1.45%		$39,544	525%
January 1, 2006 through July 31, 2006	$31.67	0.24		1.52	1.76	—	—	—	—		$33.43	5.56	%(e)	1.49%		1.49%		1.26%		$20,403	995	%(e)
Year Ended December 31, 2005	$33.00	0.32		(1.36)	(1.04)	(0.29)	—	(0.29)	—		$31.67	(3.16)%		1.51%		1.51%		1.03%		$25,747	458%
Year Ended December 31, 2004	$31.29	0.14		1.60	1.74	(0.03)	—	(0.03)	—		$33.00	5.57%		1.49%		1.49%		0.45%		$47,100	825%
Service Class
Year Ended July 31, 2009	$29.98	(0.10	)(f)	(13.59)	(13.69)	(0.04)	—	(0.04)	0.39	(d)	$16.64	(44.37	)%(d)	2.84%		2.84%		(0.67)%		$2,295	230%
Year Ended July 31, 2008	$43.18	0.14		(13.18)	(13.04)	—	(0.16)	(0.16)	—		$29.98	(30.31)%		2.55%		2.55%		0.27%		$2,693	282%
Year Ended July 31, 2007	$32.52	0.21		10.59	10.80	—	(0.14)	(0.14)	—		$43.18	33.25%		2.47%		2.47%		0.45%		$3,475	525%
January 1, 2006 through July 31, 2006	$31.01	0.06		1.45	1.51	—	—	—	—		$32.52	4.90	%(e)	2.49%		2.49%		0.26%		$4,794	995	%(e)
Year Ended December 31, 2005	$32.37	0.01		(1.32)	(1.31)	(0.05)	—	(0.05)	—		$31.01	(4.08)%		2.51%		2.51%		0.03%		$6,498	458%
Year Ended December 31, 2004	$30.97	(0.16)		1.59	1.43	(0.03)	—	(0.03)	—		$32.37	4.62%		2.49%		2.49%		(0.55)%		$7,283	825%

UltraNASDAQ-100 ProFund
Investor Class
Year Ended July 31, 2009	$24.40	(0.12)		(9.44)	(9.56)	—	—	—	—		$14.84	(39.18)%		1.61%		1.61%		(0.99)%		$104,317	338%
Year Ended July 31, 2008	$29.66	(0.14)		(5.12)	(5.26)	—	—	—	—		$24.40	(17.73)%		1.46%		1.46%		(0.48)%		$181,556	291%
Year Ended July 31, 2007	$19.59	(0.08)		10.15	10.07	—	—	—	—		$29.66	51.40%		1.40%		1.40%		(0.30)%		$248,250	156%
January 1, 2006 through July 31, 2006	$24.44	(0.07)		(4.78)	(4.85)	—	—	—	—		$19.59	(19.84	)%(e)	1.37%		1.37%		(0.51)%		$254,137	131	%(e)
Year Ended December 31, 2005	$25.20	(0.11)		(0.65)	(0.76)	—	—	—	—		$24.44	(3.02)%		1.38%		1.38%		(0.47)%		$370,835	157%
Year Ended December 31, 2004	$21.84	(0.03)		3.39	3.36	—	—	—	—		$25.20	15.38%		1.37%		1.37%		(0.14)%		$530,240	159%
Service Class
Year Ended July 31, 2009	$22.28	(0.24)		(8.64)	(8.88)	—	—	—	—		$13.40	(39.86)%		2.61%		2.61%		(1.99)%		$5,274	338%
Year Ended July 31, 2008	$27.34	(0.40)		(4.66)	(5.06)	—	—	—	—		$22.28	(18.51)%		2.46%		2.46%		(1.48)%		$10,493	291%
Year Ended July 31, 2007	$18.24	(0.32)		9.42	9.10	—	—	—	—		$27.34	49.89%		2.40%		2.40%		(1.30)%		$14,774	156%
January 1, 2006 through July 31, 2006	$22.88	(0.20)		(4.44)	(4.64)	—	—	—	—		$18.24	(20.28	)%(e)	2.37%		2.37%		(1.51)%		$21,779	131	%(e)
Year Ended December 31, 2005	$23.83	(0.32)		(0.63)	(0.95)	—	—	—	—		$22.88	(3.99)%		2.38%		2.38%		(1.47)%		$33,407	157%
Year Ended December 31, 2004	$20.59	0.02	(f)	3.22	3.24	—	—	—	—		$23.83	15.74	%(g)	1.11	%(g)	1.11	%(g)	0.12	%(g)	$34,534	159%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)

The amounts include a voluntary capital contribution from the Advisor in connection with a reimbursement to the Fund as a result of incorrect shareholder trade information that was used to position the investment portfolio. The contribution represented $0.39 to the net asset value and 2.26% to the total return. Without this contribution, the net asset value and total return would be lower.

(e)	Not annualized for periods less than one year.
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(g)

The per share and ratios shown do not correlate to the ratios of the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets and reduction in service fees in 2004. The impact to the UltraNASDAQ-100 ProFund Service Class expense ratio was a reduction of 1.26%.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From								Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Capital Transactions		Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraInternational ProFund
Investor Class
Year Ended July 31, 2009	$25.09	(0.12)		(13.81)	(13.93)	(0.09)	—	(0.09)	0.07	(d)	$11.14	(55.14	)%(d)	1.84%	1.84%	(1.29)%	$19,350	—
Year Ended July 31, 2008	$36.45	0.79		(11.86)	(11.07)	(0.29)	—	(0.29)	—		$25.09	(30.59)%		1.58%	1.58%	2.33%	$14,995	—
Year Ended July 31, 2007	$27.55	1.30		8.14	9.44	(0.32)	(0.22)	(0.54)	—		$36.45	34.38%		1.48%	1.48%	3.72%	$35,554	—
April 19, 2006 through July 31, 2006(e)	$30.00	0.26		(2.71)	(2.45)	—	—	—	—		$27.55	(8.17	)%(f)	2.34%	1.93%	3.33%	$7,994	—
Service Class
Year Ended July 31, 2009	$24.77	(0.23)		(13.61)	(13.84)	—	—	—	0.07	(d)	$11.00	(55.59	)%(d)	2.84%	2.84%	(2.29)%	$2,355	—
Year Ended July 31, 2008	$36.06	0.45		(11.74)	(11.29)	—	—	—	—		$24.77	(31.31)%		2.58%	2.58%	1.33%	$5,049	—
Year Ended July 31, 2007	$27.47	0.95		8.11	9.06	(0.25)	(0.22)	(0.47)	—		$36.06	33.10%		2.48%	2.48%	2.72%	$6,007	—
April 19, 2006 through July 31, 2006(e)	$30.00	0.18		(2.71)	(2.53)	—	—	—	—		$27.47	(8.43	)%(f)	3.34%	2.93%	2.33%	$1,149	—

UltraEmerging Markets ProFund
Investor Class
Year Ended July 31, 2009	$29.73	0.05		(17.21)	(17.16)	(0.27)	—	(0.27)	—		$12.30	(57.03)%		1.61%	1.61%	0.48%	$88,047	50%
Year Ended July 31, 2008	$45.85	1.10		(2.42)	(1.32)	(0.62)	(14.18)	(14.80)	—		$29.73	(11.04)%		1.44%	1.44%	2.51%	$123,040	381	%(g)
Year Ended July 31, 2007	$24.09	1.38		20.68	22.06	(0.30)	—	(0.30)	—		$45.85	91.96%		1.37%	1.37%	3.89%	$243,763	—
April 19, 2006 through July 31, 2006(e)	$30.00	0.26		(6.17)	(5.91)	—	—	—	—		$24.09	(19.70	)%(f)	1.51%	1.51%	3.97%	$79,136	—
Service Class
Year Ended July 31, 2009	$29.09	(0.05	)(h)	(16.67)	(16.72)	— (i)	—	— (i)	—		$12.37	(57.48)%		2.61%	2.61%	(0.52)%	$7,368	50%
Year Ended July 31, 2008	$45.31	0.67		(2.35)	(1.68)	(0.36)	(14.18)	(14.54)	—		$29.09	(11.93)%		2.44%	2.44%	1.51%	$9,848	381	%(g)
Year Ended July 31, 2007	$24.02	1.01		20.51	21.52	(0.23)	—	(0.23)	—		$45.31	89.91%		2.37%	2.37%	2.89%	$11,471	—
April 19, 2006 through July 31, 2006(e)	$30.00	0.19		(6.17)	(5.98)	—	—	—	—		$24.02	(19.93	)%(f)	2.51%	2.51%	2.97%	$1,310	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)

The amounts include a voluntary capital contribution from the Advisor in connection with an investment valuation adjustment. The contribution represented $0.07 to the net asset value and 0.99% to the total return. Without this contribution, the net asset value and total return would be lower.

(e)	Commencement of operations
(f)	Not annualized for periods less than one year.
(g)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of equity securities.
(h)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(i)	Amount is less than $0.005.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities					Distributions to Shareholders From						Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraLatin America ProFund
Investor Class
Year Ended July 31, 2009	$27.80	0.03		(19.79)		(19.76)	(0.05)	—	(0.05)	$7.99	(70.90)%		1.80%	1.80%		0.53%	$41,757	654%
October 16, 2007 through July 31, 2008(d)	$30.00	0.19		(1.83)		(1.64)	(0.07)	(0.49)	(0.56)	$27.80	(5.47	)%(e)	1.66%	1.66	%(f)	0.75%	$28,156	685	%(e)
Service Class
Year Ended July 31, 2009	$27.66	(0.02	)(g)	(19.69)		(19.71)	— (h)	—	— (h)	$7.95	(71.20)%		2.80%	2.80%		(0.47)%	$5,301	654%
October 16, 2007 through July 31, 2008(d)	$30.00	(0.07	)(g)	(1.73)		(1.80)	(0.05)	(0.49)	(0.54)	$27.66	(6.00	)%(e)	2.66%	2.66	%(f)	(0.25)%	$2,557	685	%(e)

UltraChina ProFund
Investor Class
Year Ended July 31, 2009	$19.09	0.01		(9.16	)(g)	(9.15)	(0.02)	—	(0.02)	$9.92	(47.79)%		1.89%	1.86%		0.17%	$52,400	349%
February 4, 2008 through July 31, 2008(d)	$30.00	0.04		(10.95)		(10.91)	—	—	—	$19.09	(36.37	)%(e)	2.15%	1.95%		0.36%	$12,374	5	%(e)
Service Class
Year Ended July 31, 2009	$18.99	(0.05	)(g)	(9.13	)(g)	(9.18)	—	—	—	$9.81	(48.34)%		2.89%	2.86%		(0.83)%	$3,754	349%
February 4, 2008 through July 31, 2008(d)	$30.00	(0.07	)(g)	(10.94)		(11.01)	—	—	—	$18.99	(36.70	)%(e)	3.15%	2.95%		(0.64)%	$574	5	%(e)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Commencement of operations
(e)	Not annualized for periods less than one year.
(f)

The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.64% and 2.64% for the Investor Class and Service Class, respectively, for the period ended July 31, 2008.

(g)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(h)	Amount is less than $0.005.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From								Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital		Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraJapan ProFund
Investor Class
Year Ended July 31, 2009	$24.74	(0.12)	(14.17)	(14.29)	(0.09)	(0.03)		—	(0.12)	$10.33	(57.68)%		1.84%	1.84%	(1.15)%	$25,137	—
Year Ended July 31, 2008	$47.88	0.69	(21.03)	(20.34)	(2.80)	—	(d)	—	(2.80)	$24.74	(44.16)%		1.66%	1.66%	2.09%	$63,590	—
Year Ended July 31, 2007	$58.53	1.87	12.42	14.29	(1.79)	—		(23.15)	(24.94)	$47.88	23.46%		1.57%	1.57%	3.34%	$111,087	—
January 1, 2006 through July 31, 2006	$64.64	0.63	(6.74)	(6.11)	—	—		—	—	$58.53	(9.45	)%(e)	1.54%	1.54%	1.67%	$196,279	—
Year Ended December 31, 2005	$33.92	(0.12)	30.84	30.72	—	—		—	—	$64.64	90.57%		1.55%	1.55%	(0.26)%	$416,150	—
Year Ended December 31, 2004	$30.91	(0.41)	3.42	3.01	—	—		—	—	$33.92	9.74%		1.65%	1.65%	(1.24)%	$48,512	—
Service Class
Year Ended July 31, 2009	$23.24	(0.21)	(13.29)	(13.50)	—	—		—	—	$9.74	(58.09)%		2.84%	2.84%	(2.15)%	$797	—
Year Ended July 31, 2008	$44.57	0.36	(19.73)	(19.37)	(1.96)	—	(d)	—	(1.96)	$23.24	(44.74)%		2.66%	2.66%	1.09%	$1,103	—
Year Ended July 31, 2007	$55.85	1.34	11.77	13.11	(1.24)	—		(23.15)	(24.39)	$44.57	22.25%		2.57%	2.57%	2.34%	$4,915	—
January 1, 2006 through July 31, 2006	$62.06	0.27	(6.48)	(6.21)	—	—		—	—	$55.85	(10.01	)%(e)	2.54%	2.54%	0.67%	$6,939	—
Year Ended December 31, 2005	$32.88	(0.58)	29.76	29.18	—	—		—	—	$62.06	88.75%		2.55%	2.55%	(1.26)%	$31,412	—
Year Ended December 31, 2004	$30.27	(0.74)	3.35	2.61	—	—		—	—	$32.88	8.62%		2.63%	2.63%	(2.22)%	$1,478	—

Bear ProFund
Investor Class
Year Ended July 31, 2009	$29.15	(0.37)	1.43	1.06	(0.07)	—		(1.86)	(1.93)	$28.28	2.26%		1.68%	1.68%	(1.09)%	$74,982	—
Year Ended July 31, 2008	$26.32	0.39	3.28	3.67	(0.83)	(0.01)		—	(0.84)	$29.15	14.48%		1.56%	1.56%	1.41%	$157,729	—
Year Ended July 31, 2007	$29.96	1.02	(3.11)	(2.09)	(1.55)	—	(d)	—	(1.55)	$26.32	(6.91)%		1.56%	1.48%	3.80%	$38,299	—
January 1, 2006 through July 31, 2006	$29.85	0.55	(0.44)	0.11	—	—		—	—	$29.96	0.40	%(e)	1.57%	1.57%	3.20%	$52,504	—
Year Ended December 31, 2005	$30.82	0.50	(0.84)	(0.34)	(0.61)	(0.02)		—	(0.63)	$29.85	(1.11)%		1.56%	1.56%	1.60%	$30,002	—
Year Ended December 31, 2004	$34.19	(0.09)	(3.28)	(3.37)	—	—		—	—	$30.82	(9.86)%		1.51%	1.51%	(0.26)%	$26,624	—
Service Class
Year Ended July 31, 2009	$30.02	(0.71)	1.47	0.76	—	—		(1.86)	(1.86)	$28.92	1.24%		2.68%	2.68%	(2.09)%	$2,308	—
Year Ended July 31, 2008	$26.57	0.11	3.42	3.53	(0.08)	—	(d)	—	(0.08)	$30.02	13.33%		2.56%	2.56%	0.41%	$2,797	—
Year Ended July 31, 2007	$28.82	0.75	(3.00)	(2.25)	—	—		—	—	$26.57	(7.81)%		2.56%	2.48%	2.80%	$2,079	—
January 1, 2006 through July 31, 2006	$28.87	0.38	(0.43)	(0.05)	—	—		—	—	$28.82	(0.17	)%(e)	2.57%	2.57%	2.20%	$12,469	—
Year Ended December 31, 2005	$29.48	0.20	(0.81)	(0.61)	—	—		—	—	$28.87	(2.07)%		2.56%	2.56%	0.60%	$3,400	—
Year Ended December 31, 2004	$33.02	(0.41)	(3.13)	(3.54)	—	—		—	—	$29.48	(10.72)%		2.50%	2.50%	(1.25)%	$1,266	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)	Amount is less than $0.005.
(e)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions	Capital Transactions		Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Short Small-Cap ProFund
Investor Class
Year Ended July 31, 2009	$16.40	(0.22)	(0.84)		(1.06)	(0.28)	(0.28)	—		$15.06	(6.87)%		1.82%	1.82%	(1.17)%	$16,287	—
Year Ended July 31, 2008	$16.48	0.35	0.40	(d)	0.75	(0.83)	(0.83)	—		$16.40	4.80%		1.62%	1.62%	2.13%	$10,935	—
Year Ended July 31, 2007	$18.58	0.62	(1.73)		(1.11)	(0.99)	(0.99)	—		$16.48	(5.72)%		1.58%	1.58%	3.70%	$25,758	—
January 1, 2006 through July 31, 2006	$19.05	0.35	(0.82)		(0.47)	—	—	—		$18.58	(2.47	)%(e)	1.52%	1.52%	3.37%	$50,983	—
Year Ended December 31, 2005	$20.23	0.32	(0.83)		(0.51)	(0.67)	(0.67)	—		$19.05	(2.52)%		1.51%	1.51%	1.54%	$18,384	—
Year Ended December 31, 2004	$24.35	(0.08)	(4.04)		(4.12)	—	—	—		$20.23	(16.92)%		1.51%	1.51%	(0.36)%	$10,318	—
Service Class
Year Ended July 31, 2009	$17.30	(0.41)	(0.93)		(1.34)	—	—	—		$15.96	(7.75)%		2.82%	2.82%	(2.17)%	$6,013	—
Year Ended July 31, 2008	$17.25	0.18	0.46	(d)	0.64	(0.59)	(0.59)	—		$17.30	3.89%		2.62%	2.62%	1.13%	$1,241	—
Year Ended July 31, 2007	$18.50	0.45	(1.70)		(1.25)	—	—	—		$17.25	(6.76)%		2.58%	2.58%	2.70%	$992	—
January 1, 2006 through July 31, 2006	$19.10	0.25	(0.85)		(0.60)	—	—	—		$18.50	(3.14	)%(e)	2.52%	2.52%	2.37%	$2,084	—
Year Ended December 31, 2005	$19.78	0.12	(0.80)		(0.68)	—	—	—		$19.10	(3.44)%		2.51%	2.51%	0.54%	$287	—
Year Ended December 31, 2004	$24.02	(0.31)	(3.93)		(4.24)	—	—	—		$19.78	(17.65)%		2.51%	2.51%	(1.36)%	$533	—

Short NASDAQ-100 ProFund
Investor Class
Year Ended July 31, 2009	$15.29	(0.25)	(2.26	)(d)	(2.51)	(0.06)	(0.06)	1.44	(f)	$14.16	(7.10	)%(f)	1.99%	1.86%	(1.43)%	$9,957	—
Year Ended July 31, 2008	$16.24	0.29	0.08	(d)	0.37	(1.32)	(1.32)	—		$15.29	3.15%		1.74%	1.71%	1.85%	$11,365	—
Year Ended July 31, 2007	$20.91	0.71	(4.14)		(3.43)	(1.24)	(1.24)	—		$16.24	(16.68)%		1.54%	1.49%	3.93%	$12,814	—
January 1, 2006 through July 31, 2006	$18.69	0.38	1.84		2.22	—	—	—		$20.91	11.88	%(e)	1.50%	1.50%	3.34%	$103,936	—
Year Ended December 31, 2005	$18.70	0.30	(0.06)		0.24	(0.25)	(0.25)	—		$18.69	1.27%		1.52%	1.52%	1.54%	$31,722	—
Year Ended December 31, 2004	$21.10	(0.05)	(2.35)		(2.40)	—	—	—		$18.70	(11.33)%		1.51%	1.51%	(0.22)%	$6,604	—
Service Class
Year Ended July 31, 2009	$15.33	(0.44)	(2.24	)(d)	(2.68)	—	—	1.44	(f)	$14.09	(8.09	)%(f)	2.99%	2.86%	(2.43)%	$137	—
Year Ended July 31, 2008	$15.96	0.13	0.12	(d)	0.25	(0.88)	(0.88)	—		$15.33	2.16%		2.74%	2.71%	0.85%	$479	—
Year Ended July 31, 2007	$20.35	0.54	(4.07)		(3.53)	(0.86)	(0.86)	—		$15.96	(17.59)%		2.54%	2.49%	2.93%	$4,424	—
January 1, 2006 through July 31, 2006	$18.27	0.27	1.81		2.08	—	—	—		$20.35	11.38	%(e)	2.50%	2.50%	2.34%	$9,666	—
Year Ended December 31, 2005	$18.22	0.11	(0.06)		0.05	—	—	—		$18.27	0.27%		2.52%	2.52%	0.54%	$4,006	—
Year Ended December 31, 2004	$20.79	(0.26)	(2.31)		(2.57)	—	—	—		$18.22	(12.36)%		2.51%	2.51%	(1.22)%	$1,106	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	Not annualized for periods less than one year.
(f)

The amounts include a voluntary capital contribution from the Advisor in connection with a reimbursement to the Fund as a result of incorrect shareholder trade information that was used to position the investment portfolio. The contribution represented $1.44 to the net asset value and 7.19% to the total return. Without this contribution, the net asset value and total return would be lower.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities					Distributions to Shareholders From							Ratios to Average Net Assets						Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Return of Capital		Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)		Net Expenses(b)		Net Investment Income (Loss)(b)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraBear ProFund
Investor Class
Year Ended July 31, 2009	$16.10	(0.22)		(2.06	)(d)	(2.28)	(0.05)	(0.08)		(0.13)	$13.69	(14.45)%		1.59%		1.59%		(1.07)%		$73,061	—
Year Ended July 31, 2008	$13.62	0.26		2.68		2.94	(0.46)	—	(e)	(0.46)	$16.10	22.51%		1.49%		1.49%		1.85%		$122,417	—
Year Ended July 31, 2007	$17.28	0.55		(3.53)		(2.98)	(0.68)	—	(e)	(0.68)	$13.62	(17.28)%		1.42%		1.42%		3.88%		$100,229	—
January 1, 2006 through July 31, 2006	$17.59	0.32		(0.63)		(0.31)	—	—		—	$17.28	(1.76	)%(f)	1.40%		1.40%		3.27%		$135,333	—
Year Ended December 31, 2005	$18.82	0.34		(1.18)		(0.84)	(0.38)	(0.01)		(0.39)	$17.59	(4.43)%		1.41%		1.41%		1.77%		$90,197	—
Year Ended December 31, 2004	$23.42	(0.04)		(4.56)		(4.60)	—	—		—	$18.82	(19.64)%		1.43%		1.43%		(0.19)%		$77,863	—
Service Class
Year Ended July 31, 2009	$16.19	(0.42)		(2.05	)(d)	(2.47)	—	—		—	$13.72	(15.26)%		2.58%		2.58%		(2.06)%		$6,555	—
Year Ended July 31, 2008	$13.57	0.12		2.73		2.85	(0.23)	—	(e)	(0.23)	$16.19	21.45%		2.49%		2.49%		0.85%		$10,981	—
Year Ended July 31, 2007	$17.21	0.41		(3.52)		(3.11)	(0.53)	—	(e)	(0.53)	$13.57	(18.09)%		2.42%		2.42%		2.88%		$11,326	—
January 1, 2006 through July 31, 2006	$17.61	0.22		(0.62)		(0.40)	—	—		—	$17.21	(2.27	)%(f)	2.40%		2.40%		2.27%		$13,984	—
Year Ended December 31, 2005	$18.76	0.15		(1.16)		(1.01)	(0.14)	—	(e)	(0.14)	$17.61	(5.36)%		2.41%		2.41%		0.77%		$6,735	—
Year Ended December 31, 2004	$23.53	(0.21	)(g)	(4.56)		(4.77)	—	—		—	$18.76	(20.27	)%(g)	2.20	%(g)	2.20	%(g)	(0.96	)%(g)	$6,899	—

UltraShort Mid-Cap ProFund
Investor Class
Year Ended July 31, 2009	$13.73	(0.23)		(3.09)		(3.32)	(0.35)	—		(0.35)	$10.06	(25.44)%		1.87%		1.79%		(1.33)%		$6,389	—
Year Ended July 31, 2008	$13.20	0.31		0.40		0.71	(0.18)	—		(0.18)	$13.73	5.50%		1.63%		1.57%		2.30%		$7,390	—
Year Ended July 31, 2007	$17.36	0.54		(3.97)		(3.43)	(0.73)	—		(0.73)	$13.20	(20.08)%		1.67%		1.53%		3.79%		$18,616	—
January 1, 2006 through July 31, 2006	$17.35	0.31		(0.30)		0.01	—	—		—	$17.36	0.06	%(f)	1.59%		1.58%		3.24%		$29,637	—
Year Ended December 31, 2005	$21.95	0.33		(4.59)		(4.26)	(0.34)	—		(0.34)	$17.35	(19.37)%		1.74%		1.68%		1.62%		$11,936	—
January 30, 2004 through December 31, 2004(h)	$30.00	(0.13)		(7.92)		(8.05)	—	—		—	$21.95	(26.83	)%(f)	1.82%		1.82%		(0.49)%		$3,533	—
Service Class
Year Ended July 31, 2009	$13.53	(0.40)		(3.11)		(3.51)	(0.09)	—		(0.09)	$9.93	(26.27)%		2.87%		2.79%		(2.33)%		$277	—
Year Ended July 31, 2008	$13.00	0.17		0.40		0.57	(0.04)	—		(0.04)	$13.53	4.39%		2.63%		2.57%		1.30%		$1,813	—
Year Ended July 31, 2007	$17.02	0.40		(3.92)		(3.52)	(0.50)	—		(0.50)	$13.00	(20.88)%		2.67%		2.53%		2.79%		$5,072	—
January 1, 2006 through July 31, 2006	$17.12	0.21		(0.31)		(0.10)	—	—		—	$17.02	(0.58	)%(f)	2.59%		2.58%		2.24%		$2,452	—
Year Ended December 31, 2005	$21.71	0.13		(4.52)		(4.39)	(0.20)	—		(0.20)	$17.12	(20.21)%		2.74%		2.68%		0.62%		$1,632	—
January 30, 2004 through December 31, 2004(h)	$30.00	(0.39)		(7.90)		(8.29)	—	—		—	$21.71	(27.63	)%(f)	2.82%		2.82%		(1.49)%		$463	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	Amount is less than $0.005.
(f)	Not annualized for periods less than one year.
(g)

The per share and ratios shown do not correlate to the ratios of Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets and reduction in service fees in 2004. The impact to the UltraBear ProFund Service Class expense ratio was a reduction of 0.23%.

(h)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraShort Small-Cap ProFund
Investor Class
Year Ended July 31, 2009	$13.73	(0.13)	(4.10	)(d)	(4.23)	(1.27)	—	(1.27)	$8.23	(35.45)%		2.05%	1.88%	(0.95)%	$20,224	—
Year Ended July 31, 2008	$13.99	0.30	(0.25	)(d)	0.05	(0.31)	—	(0.31)	$13.73	0.45%		1.46%	1.46%	2.10%	$134,257	—
Year Ended July 31, 2007	$17.76	0.54	(3.50)		(2.96)	(0.81)	—	(0.81)	$13.99	(16.37)%		1.44%	1.44%	3.87%	$273,206	—
January 1, 2006 through July 31, 2006	$19.32	0.34	(1.90)		(1.56)	—	—	—	$17.76	(8.07	)%(e)	1.43%	1.43%	3.41%	$264,378	—
Year Ended December 31, 2005	$21.78	0.41	(2.42)		(2.01)	(0.45)	—	(0.45)	$19.32	(9.21)%		1.43%	1.43%	1.83%	$131,805	—
January 30, 2004 through December 31, 2004(f)	$30.00	(0.02)	(8.20)		(8.22)	—	—	—	$21.78	(27.40	)%(e)	1.35%	1.35%	(0.06)%	$15,813	—
Service Class
Year Ended July 31, 2009	$13.74	(0.27)	(4.46	)(d)	(4.73)	(0.45)	—	(0.45)	$8.56	(36.03)%		3.05%	2.88%	(1.95)%	$13,639	—
Year Ended July 31, 2008	$14.01	0.16	(0.23	)(d)	(0.07)	(0.20)	—	(0.20)	$13.74	(0.47)%		2.46%	2.46%	1.10%	$9,994	—
Year Ended July 31, 2007	$17.72	0.40	(3.49)		(3.09)	(0.62)	—	(0.62)	$14.01	(17.24)%		2.44%	2.44%	2.87%	$17,457	—
January 1, 2006 through July 31, 2006	$19.38	0.24	(1.90)		(1.66)	—	—	—	$17.72	(8.57	)%(e)	2.43%	2.43%	2.41%	$28,507	—
Year Ended December 31, 2005	$21.59	0.18	(2.39)		(2.21)	—	—	—	$19.38	(10.24)%		2.43%	2.43%	0.83%	$3,275	—
January 30, 2004 through December 31, 2004(f)	$30.00	(0.31)	(8.10)		(8.41)	—	—	—	$21.59	(28.03	)%(e)	2.35%	2.35%	(1.06)%	$1,187	—

UltraShort Dow 30 ProFund
Investor Class
Year Ended July 31, 2009	$20.35	(0.31)	(2.57	)(d)	(2.88)	—	(0.10)	(0.10)	$17.37	(14.26)%		1.86%	1.86%	(1.31)%	$10,516	—
Year Ended July 31, 2008	$17.09	0.31	3.67		3.98	(0.72)	—	(0.72)	$20.35	24.47%		1.66%	1.66%	1.75%	$16,981	—
Year Ended July 31, 2007	$23.23	0.69	(6.09)		(5.40)	(0.74)	—	(0.74)	$17.09	(23.47)%		1.55%	1.55%	3.73%	$17,448	—
January 1, 2006 through July 31, 2006	$25.04	0.43	(2.24)		(1.81)	—	—	—	$23.23	(7.23	)%(e)	1.52%	1.52%	3.17%	$15,295	—
Year Ended December 31, 2005	$25.20	0.44	(0.24)		0.20	(0.36)	—	(0.36)	$25.04	0.82%		1.65%	1.65%	1.68%	$16,498	—
July 22, 2004 through December 31, 2004(f)	$30.00	(0.04)	(4.76)		(4.80)	—	—	—	$25.20	(16.00	)%(e)	2.26%	1.95%	(0.30)%	$2,520	—
Service Class
Year Ended July 31, 2009	$20.27	(0.55)	(2.50	)(d)	(3.05)	—	(0.10)	(0.10)	$17.12	(15.15)%		2.86%	2.86%	(2.31)%	$127	—
Year Ended July 31, 2008	$16.78	0.13	3.69		3.82	(0.33)	—	(0.33)	$20.27	23.32%		2.66%	2.66%	0.75%	$1,176	—
Year Ended July 31, 2007	$22.94	0.51	(6.03)		(5.52)	(0.64)	—	(0.64)	$16.78	(24.26)%		2.55%	2.55%	2.73%	$3,347	—
January 1, 2006 through July 31, 2006	$24.88	0.30	(2.24)		(1.94)	—	—	—	$22.94	(7.76	)%(e)	2.52%	2.52%	2.17%	$802	—
Year Ended December 31, 2005	$25.09	0.18	(0.24)		(0.06)	(0.15)	—	(0.15)	$24.88	(0.29)%		2.65%	2.65%	0.68%	$1,112	—
July 22, 2004 through December 31, 2004(f)	$30.00	(0.17)	(4.74)		(4.91)	—	—	—	$25.09	(16.37	)%(e)	3.26%	2.95%	(1.30)%	$546	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	Not annualized for periods less than one year.
(f)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraShort NASDAQ-100 ProFund
Investor Class
Year Ended July 31, 2009	$10.77	(0.13)	(2.80	)(d)	(2.93)	(0.14)	(0.06)	(0.20)	$7.64	(28.19)%		1.67%	1.67%	(1.01)%	$39,663	—
Year Ended July 31, 2008	$11.63	0.22	(0.48	)(d)	(0.26)	(0.60)	— (e)	(0.60)	$10.77	(1.17)%		1.50%	1.50%	2.05%	$118,583	—
Year Ended July 31, 2007	$18.54	0.54	(6.87)		(6.33)	(0.58)	—	(0.58)	$11.63	(34.58)%		1.41%	1.41%	3.96%	$119,669	—
January 1, 2006 through July 31, 2006	$15.30	0.30	2.94		3.24	—	—	—	$18.54	21.18	%(f)	1.38%	1.38%	3.25%	$222,887	—
Year Ended December 31, 2005	$15.83	0.31	(0.50)		(0.19)	(0.28)	(0.06)	(0.34)	$15.30	(1.18)%		1.39%	1.39%	1.75%	$180,687	—
Year Ended December 31, 2004	$20.92	(0.03)	(5.06)		(5.09)	—	—	—	$15.83	(24.33)%		1.41%	1.41%	(0.13)%	$119,685	—
Service Class
Year Ended July 31, 2009	$11.39	(0.24)	(3.05	)(d)	(3.29)	—	—	—	$8.10	(28.88)%		2.67%	2.67%	(2.01)%	$39,465	—
Year Ended July 31, 2008	$12.09	0.11	(0.46	)(d)	(0.35)	(0.35)	— (e)	(0.35)	$11.39	(2.29)%		2.50%	2.50%	1.05%	$2,251	—
Year Ended July 31, 2007	$19.17	0.39	(7.08)		(6.69)	(0.39)	—	(0.39)	$12.09	(35.17)%		2.41%	2.41%	2.96%	$3,226	—
January 1, 2006 through July 31, 2006	$15.91	0.20	3.06		3.26	—	—	—	$19.17	20.49	%(f)	2.38%	2.38%	2.25%	$10,108	—
Year Ended December 31, 2005	$16.43	0.12	(0.48)		(0.36)	(0.13)	(0.03)	(0.16)	$15.91	(2.19)%		2.39%	2.39%	0.75%	$6,847	—
Year Ended December 31, 2004	$21.92	(0.24)	(5.25)		(5.49)	—	—	—	$16.43	(25.05)%		2.39%	2.39%	(1.11)%	$4,280	—

UltraShort International ProFund
Investor Class
Year Ended July 31, 2009	$25.48	(0.26)	(8.44)		(8.70)	(0.40)	—	(0.40)	$16.38	(34.83)%		1.72%	1.72%	(0.84)%	$10,331	—
Year Ended July 31, 2008	$21.88	0.43	4.05	(d)	4.48	(0.88)	—	(0.88)	$25.48	21.69%		1.62%	1.62%	1.93%	$45,556	—
Year Ended July 31, 2007	$30.58	1.01	(9.26)		(8.25)	(0.45)	—	(0.45)	$21.88	(27.12)%		1.52%	1.52%	3.89%	$25,156	—
April 19, 2006 through July 31, 2006(g)	$30.00	0.37	0.21		0.58	—	—	—	$30.58	1.93	%(f)	1.50%	1.50%	3.96%	$24,629	—
Service Class
Year Ended July 31, 2009	$25.49	(0.59)	(8.42)		(9.01)	(0.06)	—	(0.06)	$16.42	(35.45)%		2.72%	2.72%	(1.84)%	$531	—
Year Ended July 31, 2008	$22.00	0.20	4.08	(d)	4.28	(0.79)	—	(0.79)	$25.49	20.48%		2.62%	2.62%	0.93%	$3,491	—
Year Ended July 31, 2007	$30.46	0.78	(9.24)		(8.46)	—	—	—	$22.00	(27.77)%		2.52%	2.52%	2.89%	$404	—
April 19, 2006 through July 31, 2006(g)	$30.00	0.27	0.19		0.46	—	—	—	$30.46	1.53	%(f)	2.50%	2.50%	2.96%	$47	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	Amount is less than $0.005.
(f)	Not annualized for periods less than one year.
(g)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities					Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraShort Emerging Markets ProFund
Investor Class
Year Ended July 31, 2009	$8.22	(0.05)		(5.19	)(d)	(5.24)	(0.16)	(0.16)	$2.82	(65.05)%		1.74%	1.69%	(0.62)%	$8,340	—
Year Ended July 31, 2008	$13.51	0.20		(4.88)		(4.68)	(0.61)	(0.61)	$8.22	(33.95)%		1.53%	1.53%	2.35%	$66,212	—
Year Ended July 31, 2007	$31.85	0.80		(18.17)		(17.37)	(0.97)	(0.97)	$13.51	(55.55)%		1.49%	1.49%	4.17%	$80,862	—
April 19, 2006 through July 31, 2006(e)	$30.00	0.43		1.42		1.85	—	—	$31.85	6.17	%(f)	1.50%	1.50%	4.15%	$36,733	—
Service Class
Year Ended July 31, 2009	$8.23	(0.14)		(5.24	)(d)	(5.38)	—	—	$2.85	(65.37)%		2.74%	2.69%	(1.62)%	$575	—
Year Ended July 31, 2008	$13.53	0.12		(4.87)		(4.75)	(0.55)	(0.55)	$8.23	(34.52)%		2.53%	2.53%	1.35%	$4,705	—
Year Ended July 31, 2007	$31.74	0.59		(18.13)		(17.54)	(0.67)	(0.67)	$13.53	(55.97)%		2.49%	2.49%	3.17%	$1,505	—
April 19, 2006 through July 31, 2006(e)	$30.00	0.32		1.42		1.74	—	—	$31.74	5.80	%(f)	2.50%	2.50%	3.15%	$1,938	—

UltraShort Latin America ProFund
Investor Class
Year Ended July 31, 2009	$18.90	(0.15)		(13.85)		(14.00)	—	—	$4.90	(74.07)%		2.23%	1.80%	(1.25)%	$3,655	—
October 16, 2007 through July 31, 2008(e)	$30.00	0.13		(11.14)		(11.01)	(0.09)	(0.09)	$18.90	(36.75	)%(f)	2.66%	1.95%	0.88%	$3,113	—
Service Class
Year Ended July 31, 2009	$18.80	(0.22)		(13.76)		(13.98)	—	—	$4.82	(74.35)%		3.23%	2.80%	(2.25)%	$3,910	—
October 16, 2007 through July 31, 2008(e)	$30.00	(0.02	)(d)	(11.10)		(11.12)	(0.08)	(0.08)	$18.80	(37.15	)%(f)	3.66%	2.95%	(0.12)%	$43	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	Commencement of operations
(f)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities					Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraShort China ProFund
Investor Class
Year Ended July 31, 2009	$35.97	(0.35)		(24.54)		(24.89)	—	—	$11.08	(69.20)%		3.27%	1.95%	(1.12)%	$4,213	—
February 4, 2008 through July 31, 2008(d)	$30.00	0.05		5.92		5.97	—	—	$35.97	19.90	%(e)	2.65%	1.94%	0.31%	$4,656	—
Service Class
Year Ended July 31, 2009	$35.79	(0.67)		(24.21)		(24.88)	—	—	$10.91	(69.52)%		4.27%	2.95%	(2.12)%	$12	—
February 4, 2008 through July 31, 2008(d)	$30.00	(0.11	)(f)	5.90		5.79	—	—	$35.79	19.30	%(e)	3.65%	2.94%	(0.69)%	$310	—

UltraShort Japan ProFund
Investor Class
Year Ended July 31, 2009	$37.52	(0.45)		(9.56	)(f)	(10.01)	—	—	$27.51	(26.68)%		2.14%	1.63%	(0.98)%	$7,458	—
Year Ended July 31, 2008	$26.89	0.56		10.77		11.33	(0.70)	(0.70)	$37.52	42.70%		1.75%	1.67%	1.60%	$7,404	—
Year Ended July 31, 2007	$34.95	0.92		(8.22)		(7.30)	(0.76)	(0.76)	$26.89	(20.90)%		1.95%	1.95%	3.31%	$6,085	—
March 29, 2006 through July 31, 2006(d)	$30.00	0.33		4.62		4.95	—	—	$34.95	16.50	%(e)	2.60%	1.95%	2.83%	$4,865	—
Service Class
Year Ended July 31, 2009	$37.97	(0.93)		(9.49	)(f)	(10.42)	—	—	$27.55	(27.44)%		3.14%	2.63%	(1.98)%	$226	—
Year Ended July 31, 2008	$27.26	0.19		10.98		11.17	(0.46)	(0.46)	$37.97	41.33%		2.75%	2.67%	0.60%	$773	—
Year Ended July 31, 2007	$34.84	0.61		(8.19)		(7.58)	—	—	$27.26	(21.76)%		2.95%	2.95%	2.31%	$252	—
March 29, 2006 through July 31, 2006(d)	$30.00	0.21		4.63		4.84	—	—	$34.84	16.13	%(e)	3.60%	2.95%	1.83%	$336	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)	Commencement of operations
(e)	Not annualized for periods less than one year.
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Banks UltraSector ProFund
Investor Class
Year Ended July 31, 2009	$18.02	0.03		(12.04)	(12.01)	(0.38)	(0.38)	$5.63	(67.23)%		1.92%	1.63%	0.50%	$13,855	1,350%
Year Ended July 31, 2008	$36.99	0.82		(19.52)	(18.70)	(0.27)	(0.27)	$18.02	(50.80)%		1.98%	1.55%	3.54%	$16,348	1,222%
Year Ended July 31, 2007	$42.01	1.00		(5.34)	(4.34)	(0.68)	(0.68)	$36.99	(10.64)%		1.93%	1.57%	2.30%	$2,811	636%
January 1, 2006 through July 31, 2006	$38.34	0.45		3.22	3.67	—	—	$42.01	9.57	%(d)	2.10%	1.58%	1.95%	$5,853	879	%(d)
Year Ended December 31, 2005	$39.39	0.74		(1.47)	(0.73)	(0.32)	(0.32)	$38.34	(1.85)%		2.40%	1.68%	1.97%	$6,176	1,038%
Year Ended December 31, 2004	$33.91	0.36		5.53	5.89	(0.41)	(0.41)	$39.39	17.36%		1.95%	1.95%	1.01%	$5,063	819%
Service Class
Year Ended July 31, 2009	$18.29	(0.03	)(e)	(12.24)	(12.27)	(0.31)	(0.31)	$5.71	(67.51)%		2.92%	2.63%	(0.50)%	$1,178	1,350%
Year Ended July 31, 2008	$37.70	0.56		(19.85)	(19.29)	(0.12)	(0.12)	$18.29	(51.30)%		2.98%	2.55%	2.54%	$1,985	1,222%
Year Ended July 31, 2007	$42.67	0.56		(5.47)	(4.91)	(0.06)	(0.06)	$37.70	(11.54)%		2.93%	2.57%	1.30%	$422	636%
January 1, 2006 through July 31, 2006	$39.16	0.22		3.29	3.51	—	—	$42.67	8.96	%(d)	3.10%	2.58%	0.95%	$1,834	879	%(d)
Year Ended December 31, 2005	$40.38	0.36		(1.52)	(1.16)	(0.06)	(0.06)	$39.16	(2.87)%		3.40%	2.68%	0.97%	$1,046	1,038%
Year Ended December 31, 2004	$35.12	(0.01)		5.68	5.67	(0.41)	(0.41)	$40.38	16.14%		2.95%	2.95%	0.01%	$2,203	819%

Basic Materials UltraSector ProFund
Investor Class
Year Ended July 31, 2009	$62.92	0.09		(35.92)	(35.83)	(0.21)	(0.21)	$26.88	(56.78)%		1.74%	1.74%	0.36%	$31,938	381%
Year Ended July 31, 2008	$55.39	0.42		7.66 (e)	8.08	(0.55)	(0.55)	$62.92	14.57%		1.56%	1.56%	0.66%	$78,070	273%
Year Ended July 31, 2007	$39.89	0.69		16.01	16.70	(1.20)	(1.20)	$55.39	42.52%		1.53%	1.53%	1.35%	$47,109	530%
January 1, 2006 through July 31, 2006	$38.58	0.45		0.86	1.31	—	—	$39.89	3.40	%(d)	1.49%	1.49%	1.81%	$13,351	282	%(d)
Year Ended December 31, 2005	$38.01	0.29		0.32	0.61	(0.04)	(0.04)	$38.58	1.61%		1.68%	1.68%	0.79%	$45,056	677%
Year Ended December 31, 2004	$33.21	(0.06)		4.86	4.80	—	—	$38.01	14.45%		1.87%	1.87%	(0.18)%	$10,727	723%
Service Class
Year Ended July 31, 2009	$61.74	(0.13	)(e)	(35.20)	(35.33)	—	—	$26.41	(57.22)%		2.74%	2.74%	(0.64)%	$5,009	381%
Year Ended July 31, 2008	$54.44	(0.20	)(e)	7.50 (e)	7.30	— (f)	— (f)	$61.74	13.41%		2.56%	2.56%	(0.34)%	$5,108	273%
Year Ended July 31, 2007	$38.84	0.19		15.71	15.90	(0.30)	(0.30)	$54.44	41.10%		2.53%	2.53%	0.35%	$6,321	530%
January 1, 2006 through July 31, 2006	$37.78	0.20		0.86	1.06	—	—	$38.84	2.81	%(d)	2.49%	2.49%	0.81%	$1,870	282	%(d)
Year Ended December 31, 2005	$37.52	(0.08)		0.34	0.26	—	—	$37.78	0.69%		2.68%	2.68%	(0.21)%	$1,222	677%
Year Ended December 31, 2004	$33.11	(0.39)		4.80	4.41	—	—	$37.52	13.32%		2.87%	2.87%	(1.18)%	$1,278	723%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)	Amount is less than $0.005.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Biotechnology UltraSector ProFund
Investor Class
Year Ended July 31, 2009	$70.12	(0.74)		(14.08)	(14.82)	—	—	$55.30	(21.14)%		1.73%	1.72%	(1.43)%	$14,796	519%
Year Ended July 31, 2008	$51.15	(0.29)		19.26	18.97	—	—	$70.12	37.09%		1.60%	1.55%	(0.54)%	$75,766	373%
Year Ended July 31, 2007	$52.17	(0.13)		(0.89)	(1.02)	—	—	$51.15	(1.96)%		1.56%	1.56%	(0.24)%	$23,912	396%
January 1, 2006 through July 31, 2006	$58.85	(0.13)		(6.55)	(6.68)	—	—	$52.17	(11.35	)%(d)	1.58%	1.58%	(0.40)%	$20,889	255	%(d)
Year Ended December 31, 2005	$46.23	(0.38)		13.00	12.62	—	—	$58.85	27.30%		1.58%	1.58%	(0.73)%	$46,266	724%
Year Ended December 31, 2004	$39.75	(0.62)		7.10	6.48	—	—	$46.23	16.30%		1.88%	1.88%	(1.49)%	$26,386	562%
Service Class
Year Ended July 31, 2009	$64.84	(1.22)		(12.98)	(14.20)	—	—	$50.64	(21.90)%		2.73%	2.72%	(2.43)%	$1,282	519%
Year Ended July 31, 2008	$47.77	(0.80)		17.87	17.07	—	—	$64.84	35.73%		2.60%	2.55%	(1.54)%	$5,049	373%
Year Ended July 31, 2007	$49.21	(0.64)		(0.80)	(1.44)	—	—	$47.77	(2.93)%		2.56%	2.56%	(1.24)%	$685	396%
January 1, 2006 through July 31, 2006	$55.84	(0.43)		(6.20)	(6.63)	—	—	$49.21	(11.87	)%(d)	2.58%	2.58%	(1.40)%	$6,144	255	%(d)
Year Ended December 31, 2005	$44.32	(0.88)		12.40	11.52	—	—	$55.84	25.99%		2.58%	2.58%	(1.73)%	$7,006	724%
Year Ended December 31, 2004	$38.46	(1.02)		6.88	5.86	—	—	$44.32	15.24%		2.86%	2.86%	(2.47)%	$4,999	562%

Consumer Goods UltraSector ProFund
Investor Class
Year Ended July 31, 2009	$34.24	0.09		(6.59)	(6.50)	(0.55)	(0.55)	$27.19	(18.76)%		3.41%	1.63%	0.34%	$5,829	1,093%
Year Ended July 31, 2008	$38.00	0.51		(4.08)	(3.57)	(0.19)	(0.19)	$34.24	(9.46)%		2.47%	1.55%	1.29%	$1,028	993%
Year Ended July 31, 2007	$33.45	0.56		4.55	5.11	(0.56)	(0.56)	$38.00	15.28%		2.22%	1.56%	1.49%	$2,272	1,221%
January 1, 2006 through July 31, 2006	$32.95	0.27		0.23	0.50	—	—	$33.45	1.52	%(d)	2.68%	1.58%	1.39%	$2,399	662	%(d)
Year Ended December 31, 2005	$33.91	0.23		(0.84)	(0.61)	(0.35)	(0.35)	$32.95	(1.80)%		2.61%	1.68%	0.68%	$1,484	754%
January 30, 2004 through December 31, 2004(e)	$30.00	0.18		3.85	4.03	(0.12)	(0.12)	$33.91	13.42	%(d)	2.48%	1.95%	0.62%	$6,253	1,505	%(d)
Service Class
Year Ended July 31, 2009	$33.75	(0.19	)(f)	(6.44)	(6.63)	(0.26)	(0.26)	$26.86	(19.52)%		4.41%	2.63%	(0.66)%	$164	1,093%
Year Ended July 31, 2008	$37.63	0.13		(4.01)	(3.88)	—	—	$33.75	(10.33)%		3.47%	2.55%	0.29%	$202	993%
Year Ended July 31, 2007	$32.98	0.20		4.45	4.65	—	—	$37.63	14.13%		3.22%	2.56%	0.49%	$221	1,221%
January 1, 2006 through July 31, 2006	$32.66	0.08		0.24	0.32	—	—	$32.98	0.98	%(d)	3.68%	2.58%	0.39%	$837	662	%(d)
Year Ended December 31, 2005	$33.61	(0.11)		(0.84)	(0.95)	—	—	$32.66	(2.83)%		3.61%	2.68%	(0.32)%	$79	754%
January 30, 2004 through December 31, 2004(e)	$30.00	(0.11)		3.84	3.73	(0.12)	(0.12)	$33.61	12.42	%(d)	3.48%	2.95%	(0.38)%	$283	1,505	%(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Commencement of operations
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Consumer Services UltraSector ProFund
Investor Class
Year Ended July 31, 2009	$23.02	(0.08)		(5.53)	(5.61)	—	—	—	$17.41	(24.37)%		3.69%	1.64%	(0.52)%	$2,211	458%
Year Ended July 31, 2008	$32.54	0.13		(9.18)	(9.05)	(0.47)	—	(0.47)	$23.02	(28.09)%		3.53%	1.55%	0.46%	$1,084	1,327%
Year Ended July 31, 2007	$28.91	0.14		4.88	5.02	(0.06)	(1.33)	(1.39)	$32.54	17.10%		2.48%	1.56%	0.41%	$741	1,138%
January 1, 2006 through July 31, 2006	$31.00	0.05		(2.14)	(2.09)	—	—	—	$28.91	(6.74	)%(d)	5.32%	1.58%	0.29%	$464	861	%(d)
Year Ended December 31, 2005	$33.90	(0.16)		(2.74)	(2.90)	—	—	—	$31.00	(8.55)%		6.20%	1.68%	(0.49)%	$357	1,642%
January 30, 2004 through December 31, 2004(e)	$30.00	(0.24)		4.14	3.90	—	—	—	$33.90	13.00	%(d)	5.86%	1.95%	(0.83)%	$2,332	2,929	%(d)
Service Class
Year Ended July 31, 2009	$22.35	(0.23)		(5.38)	(5.61)	—	—	—	$16.74	(25.10)%		4.69%	2.64%	(1.52)%	$103	458%
Year Ended July 31, 2008	$31.53	(0.15	)(f)	(8.89)	(9.04)	(0.14)	—	(0.14)	$22.35	(28.77)%		4.53%	2.55%	(0.54)%	$316	1,327%
Year Ended July 31, 2007	$28.26	(0.19)		4.79	4.60	—	(1.33)	(1.33)	$31.53	16.00%		3.48%	2.56%	(0.59)%	$137	1,138%
January 1, 2006 through July 31, 2006	$30.46	(0.13)		(2.07)	(2.20)	—	—	—	$28.26	(7.22	)%(d)	6.32%	2.58%	(0.71)%	$697	861	%(d)
Year Ended December 31, 2005	$33.62	(0.47)		(2.69)	(3.16)	—	—	—	$30.46	(9.40)%		7.20%	2.68%	(1.49)%	$42	1,642%
January 30, 2004 through December 31, 2004(e)	$30.00	(0.52)		4.14	3.62	—	—	—	$33.62	12.07	%(d)	6.86%	2.95%	(1.83)%	$175	2,929	%(d)

Financials UltraSector ProFund
Investor Class
Year Ended July 31, 2009	$14.85	0.04		(8.93)	(8.89)	(0.10)	—	(0.10)	$5.86	(59.88)%		2.20%	1.62%	0.69%	$10,363	698%
Year Ended July 31, 2008	$28.31	0.31		(13.43)	(13.12)	(0.34)	—	(0.34)	$14.85	(46.76)%		2.02%	1.66%	1.57%	$12,375	761%
Year Ended July 31, 2007	$28.93	0.47		(0.73)	(0.26)	(0.36)	—	(0.36)	$28.31	(1.11)%		1.68%	1.68%	1.45%	$4,574	479%
January 1, 2006 through July 31, 2006	$27.26	0.25		1.42	1.67	—	—	—	$28.93	6.13	%(d)	1.53%	1.53%	1.53%	$6,066	91	%(d)
Year Ended December 31, 2005	$26.09	0.35		0.88	1.23	(0.06)	—	(0.06)	$27.26	4.72%		1.78%	1.68%	1.33%	$49,964	652%
Year Ended December 31, 2004	$22.73	0.06		3.32	3.38	(0.02)	—	(0.02)	$26.09	14.86%		1.94%	1.94%	0.26%	$5,658	914%
Service Class
Year Ended July 31, 2009	$13.96	(0.02	)(f)	(8.39)	(8.41)	(0.04)	—	(0.04)	$5.51	(60.26)%		3.20%	2.62%	(0.31)%	$1,508	698%
Year Ended July 31, 2008	$26.73	0.12		(12.70)	(12.58)	(0.19)	—	(0.19)	$13.96	(47.32)%		3.02%	2.66%	0.57%	$2,362	761%
Year Ended July 31, 2007	$27.40	0.17		(0.72)	(0.55)	(0.12)	—	(0.12)	$26.73	(2.07)%		2.68%	2.68%	0.45%	$1,902	479%
January 1, 2006 through July 31, 2006	$25.97	0.09		1.34	1.43	—	—	—	$27.40	5.51	%(d)	2.53%	2.53%	0.53%	$1,021	91	%(d)
Year Ended December 31, 2005	$25.05	0.10		0.82	0.92	—	—	—	$25.97	3.67%		2.78%	2.68%	0.33%	$4,306	652%
Year Ended December 31, 2004	$22.04	(0.16)		3.19	3.03	(0.02)	—	(0.02)	$25.05	13.74%		2.90%	2.90%	(0.70)%	$1,617	914%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Commencement of operations
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Health Care UltraSector ProFund
Investor Class
Year Ended July 31, 2009	$14.89	0.04		(3.27)	(3.23)	(0.14)	(0.14)	$11.52	(21.63)%		2.27%	1.61%	0.39%	$5,837	1,285%
Year Ended July 31, 2008	$15.92	0.09		(1.04)	(0.95)	(0.08)	(0.08)	$14.89	(6.03)%		1.76%	1.55%	0.58%	$9,463	616%
Year Ended July 31, 2007	$14.99	0.16		0.84	1.00	(0.07)	(0.07)	$15.92	6.67%		1.63%	1.56%	0.96%	$8,710	466%
January 1, 2006 through July 31, 2006	$15.26	0.05		(0.32)	(0.27)	—	—	$14.99	(1.77	)%(d)	1.75%	1.58%	0.57%	$15,616	201	%(d)
Year Ended December 31, 2005	$14.18	0.02		1.06	1.08	—	—	$15.26	7.62%		1.68%	1.68%	0.15%	$11,504	636%
Year Ended December 31, 2004	$13.90	(0.09)		0.37	0.28	—	—	$14.18	2.01%		1.97%	1.95%	(0.61)%	$11,525	1,198%
Service Class
Year Ended July 31, 2009	$13.90	(0.06	)(e)	(3.05)	(3.11)	— (f)	— (f)	$10.79	(22.35)%		3.27%	2.61%	(0.61)%	$1,948	1,285%
Year Ended July 31, 2008	$14.96	(0.06	)(e)	(1.00)	(1.06)	—	—	$13.90	(7.09)%		2.76%	2.55%	(0.42)%	$2,253	616%
Year Ended July 31, 2007	$14.16	—	(f)	0.81	0.81	(0.01)	(0.01)	$14.96	5.69%		2.63%	2.56%	(0.04)%	$4,595	466%
January 1, 2006 through July 31, 2006	$14.50	(0.03)		(0.31)	(0.34)	—	—	$14.16	(2.34	)%(d)	2.75%	2.58%	(0.43)%	$3,326	201	%(d)
Year Ended December 31, 2005	$13.58	(0.12)		1.04	0.92	—	—	$14.50	6.77%		2.68%	2.68%	(0.85)%	$7,811	636%
Year Ended December 31, 2004	$13.44	(0.23)		0.37	0.14	—	—	$13.58	1.04%		2.97%	2.95%	(1.61)%	$1,457	1,198%

Industrials UltraSector ProFund
Investor Class
Year Ended July 31, 2009	$38.49	0.05		(17.80)	(17.75)	(0.10)	(0.10)	$20.64	(46.08)%		3.74%	1.64%	0.24%	$2,834	379%
Year Ended July 31, 2008	$48.21	0.33		(9.26)	(8.93)	(0.79)	(0.79)	$38.49	(18.82)%		2.18%	1.55%	0.73%	$3,061	433%
Year Ended July 31, 2007	$35.96	0.34		12.20	12.54	(0.29)	(0.29)	$48.21	34.99%		2.12%	1.56%	0.75%	$21,001	900%
January 1, 2006 through July 31, 2006	$36.45	0.16		(0.65)	(0.49)	—	—	$35.96	(1.34	)%(d)	2.44%	1.58%	0.71%	$1,777	665	%(d)
Year Ended December 31, 2005	$35.79	0.06		0.62	0.68	(0.02)	(0.02)	$36.45	1.89%		5.43%	1.68%	0.19%	$2,249	974%
January 30, 2004 through December 31, 2004(g)	$30.00	(0.12)		5.91	5.79	—	—	$35.79	19.30	%(d)	1.83%	1.83%	(0.43)%	$2,713	1,419	%(d)
Service Class
Year Ended July 31, 2009	$37.67	(0.15	)(e)	(17.42)	(17.57)	(0.06)	(0.06)	$20.04	(46.63)%		4.74%	2.64%	(0.76)%	$359	379%
Year Ended July 31, 2008	$46.85	(0.12	)(e)	(9.06)	(9.18)	—	—	$37.67	(19.57)%		3.18%	2.55%	(0.27)%	$126	433%
Year Ended July 31, 2007	$35.04	(0.09)		11.90	11.81	—	—	$46.85	33.70%		3.12%	2.56%	(0.25)%	$1,740	900%
January 1, 2006 through July 31, 2006	$35.74	(0.07)		(0.63)	(0.70)	—	—	$35.04	(1.96	)%(d)	3.44%	2.58%	(0.29)%	$695	665	%(d)
Year Ended December 31, 2005	$35.46	(0.27)		0.55	0.28	—	—	$35.74	0.79%		6.43%	2.68%	(0.81)%	$99	974%
January 30, 2004 through December 31, 2004(g)	$30.00	(0.41)		5.87	5.46	—	—	$35.46	18.20	%(d)	2.83%	2.83%	(1.43)%	$70	1,419	%(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)	Amount is less than $0.005.
(g)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Internet UltraSector ProFund
Investor Class
Year Ended July 31, 2009	$74.85	(0.79)	(13.77)	(14.56)	—	—	—	$60.29	(19.45)%		1.99%	1.94%	(1.60)%	$15,694	1,045%
Year Ended July 31, 2008	$91.63	(0.37)	(16.41)	(16.78)	—	—	—	$74.85	(18.31)%		1.67%	1.67%	(0.42)%	$7,571	403%
Year Ended July 31, 2007	$68.43	(0.12)	24.46	24.34	(1.14)	—	(1.14)	$91.63	35.68%		1.53%	1.53%	(0.13)%	$18,799	468%
January 1, 2006 through July 31, 2006	$87.78	1.02	(20.37)	(19.35)	—	—	—	$68.43	(22.04	)%(d)	1.51%	1.51%	2.06%	$16,902	215	%(d)
Year Ended December 31, 2005	$80.29	(0.51)	8.00	7.49	—	—	—	$87.78	9.33%		1.52%	1.52%	(0.70)%	$55,133	568%
Year Ended December 31, 2004	$61.44	(0.79)	19.64	18.85	—	—	—	$80.29	30.68%		1.54%	1.54%	(1.21)%	$99,944	614%
Service Class
Year Ended July 31, 2009	$69.04	(1.25)	(12.73)	(13.98)	—	—	—	$55.06	(20.24)%		2.99%	2.94%	(2.60)%	$1,929	1,045%
Year Ended July 31, 2008	$85.35	(1.21)	(15.10)	(16.31)	—	—	—	$69.04	(19.12)%		2.67%	2.67%	(1.42)%	$483	403%
Year Ended July 31, 2007	$63.75	(0.94)	22.80	21.86	(0.26)	—	(0.26)	$85.35	34.32%		2.53%	2.53%	(1.13)%	$1,097	468%
January 1, 2006 through July 31, 2006	$82.26	0.55	(19.06)	(18.51)	—	—	—	$63.75	(22.50	)%(d)	2.51%	2.51%	1.06%	$1,192	215	%(d)
Year Ended December 31, 2005	$75.98	(1.23)	7.51	6.28	—	—	—	$82.26	8.27%		2.52%	2.52%	(1.70)%	$4,618	568%
Year Ended December 31, 2004	$58.72	(1.43)	18.69	17.26	—	—	—	$75.98	29.39%		2.54%	2.54%	(2.21)%	$21,363	614%

Mobile Telecommunications UltraSector ProFund
Investor Class
Year Ended July 31, 2009	$7.84	(0.04)	(5.75)	(5.79)	—	—	—	$2.05	(73.85)%		2.50%	1.64%	(1.31)%	$2,981	1,773%
Year Ended July 31, 2008	$22.65	(0.01)	(14.74)	(14.75)	(0.06)	—	(0.06)	$7.84	(65.24)%		1.92%	1.55%	(0.09)%	$5,630	1,101%
Year Ended July 31, 2007	$18.87	0.04	3.75	3.79	(0.01)	—	(0.01)	$22.65	20.09%		1.56%	1.56%	0.20%	$17,526	731%
January 1, 2006 through July 31, 2006	$19.59	0.02	(0.74)	(0.72)	—	—	—	$18.87	(3.72	)%(d)	1.56%	1.56%	0.19%	$12,587	317	%(d)
Year Ended December 31, 2005	$18.07	0.04	1.81	1.85	—	(0.33)	(0.33)	$19.59	10.26%		1.50%	1.50%	0.23%	$20,352	520%
Year Ended December 31, 2004	$10.83	(0.12)	7.36	7.24	—	—	—	$18.07	66.85%		1.64%	1.64%	(0.80)%	$67,289	645%
Service Class
Year Ended July 31, 2009	$7.20	(0.06)	(5.28)	(5.34)	—	—	—	$1.86	(74.17)%		3.50%	2.64%	(2.31)%	$191	1,773%
Year Ended July 31, 2008	$20.94	(0.12)	(13.62)	(13.74)	—	—	—	$7.20	(65.60)%		2.92%	2.55%	(1.09)%	$444	1,101%
Year Ended July 31, 2007	$17.61	(0.14)	3.47	3.33	—	—	—	$20.94	18.85%		2.56%	2.56%	(0.80)%	$1,116	731%
January 1, 2006 through July 31, 2006	$18.39	(0.09)	(0.69)	(0.78)	—	—	—	$17.61	(4.24	)%(d)	2.56%	2.56%	(0.81)%	$2,015	317	%(d)
Year Ended December 31, 2005	$17.14	(0.14)	1.72	1.58	—	(0.33)	(0.33)	$18.39	9.18%		2.50%	2.50%	(0.77)%	$2,935	520%
Year Ended December 31, 2004	$10.38	(0.26)	7.02	6.76	—	—	—	$17.14	65.13%		2.63%	2.63%	(1.79)%	$12,491	645%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Oil & Gas UltraSector ProFund
Investor Class
Year Ended July 31, 2009	$52.85	(0.01)		(26.05)	(26.06)	— (d)	—	— (d)	$26.79	(49.30)%		1.65%	1.65%	(0.04)%	$47,547	36%
Year Ended July 31, 2008	$51.96	0.21		2.36	2.57	(0.08)	(1.60)	(1.68)	$52.85	4.76%		1.50%	1.50%	0.38%	$122,187	102%
Year Ended July 31, 2007	$40.72	0.39		10.92	11.31	(0.07)	—	(0.07)	$51.96	27.82%		1.45%	1.45%	0.91%	$182,861	265%
January 1, 2006 through July 31, 2006	$32.74	0.17		7.81	7.98	—	—	—	$40.72	24.37	%(e)	1.42%	1.42%	0.80%	$145,885	230	%(e)
Year Ended December 31, 2005	$22.41	0.14		10.19	10.33	—	—	—	$32.74	46.10%		1.43%	1.43%	0.45%	$115,214	352%
Year Ended December 31, 2004	$15.66	—	(d)	7.20	7.20	—	(0.45)	(0.45)	$22.41	45.98%		1.64%	1.64%	(0.03)%	$44,530	634%
Service Class
Year Ended July 31, 2009	$48.82	(0.28)		(24.04)	(24.32)	—	—	—	$24.50	(49.80)%		2.65%	2.65%	(1.04)%	$4,275	36%
Year Ended July 31, 2008	$48.54	(0.32	)(f)	2.20	1.88	—	(1.60)	(1.60)	$48.82	3.68%		2.50%	2.50%	(0.62)%	$12,623	102%
Year Ended July 31, 2007	$38.34	—	(d)	10.20	10.20	—	—	—	$48.54	26.60%		2.45%	2.45%	(0.09)%	$14,588	265%
January 1, 2006 through July 31, 2006	$31.01	(0.03)		7.36	7.33	—	—	—	$38.34	23.64	%(e)	2.42%	2.42%	(0.20)%	$19,980	230	%(e)
Year Ended December 31, 2005	$21.43	(0.15)		9.73	9.58	—	—	—	$31.01	44.70%		2.43%	2.43%	(0.55)%	$13,899	352%
Year Ended December 31, 2004	$15.13	(0.18)		6.93	6.75	—	(0.45)	(0.45)	$21.43	44.61%		2.64%	2.64%	(1.03)%	$10,932	634%

Oil Equipment, Services & Distribution UltraSector ProFund
Investor Class
Year Ended July 31, 2009	$43.23	(0.10)		(30.04)	(30.14)	—	—	—	$13.09	(69.72)%		1.85%	1.78%	(0.72)%	$15,621	589%
Year Ended July 31, 2008	$38.89	(0.06)		5.17 (f)	5.11	(0.01)	(0.76)	(0.77)	$43.23	13.38%		1.54%	1.53%	(0.14)%	$41,679	431%
Year Ended July 31, 2007	$29.65	0.04		9.27	9.31	(0.07)	—	(0.07)	$38.89	31.49%		1.64%	1.64%	0.12%	$51,490	943%
June 5, 2006 through July 31, 2006(g)	$30.00	(0.01)		(0.34)	(0.35)	—	—	—	$29.65	(1.17	)%(e)	2.85%	1.95%	(0.31)%	$4,664	160	%(e)
Service Class
Year Ended July 31, 2009	$42.37	(0.26)		(29.40)	(29.66)	—	—	—	$12.71	(70.00)%		2.85%	2.78%	(1.72)%	$2,495	589%
Year Ended July 31, 2008	$38.52	(0.47)		5.08 (f)	4.61	—	(0.76)	(0.76)	$42.37	12.21%		2.54%	2.53%	(1.14)%	$4,146	431%
Year Ended July 31, 2007	$29.61	(0.26)		9.17	8.91	—	—	—	$38.52	30.09%		2.64%	2.64%	(0.88)%	$5,868	943%
June 5, 2006 through July 31, 2006(g)	$30.00	(0.06)		(0.33)	(0.39)	—	—	—	$29.61	(1.30	)%(e)	3.85%	2.95%	(1.31)%	$959	160	%(e)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Amount is less than $0.005.
(e)	Not annualized for periods less than one year.
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(g)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Pharmaceuticals UltraSector ProFund
Investor Class
Year Ended July 31, 2009	$8.12	0.04		(1.16)	(1.12)	(0.11)	—	(0.11)	$6.89	(13.80)%		2.50%	1.64%	0.59%	$7,525	1,046%
Year Ended July 31, 2008	$9.94	0.16		(1.63)	(1.47)	(0.35)	—	(0.35)	$8.12	(15.55)%		2.02%	1.55%	1.71%	$4,491	643%
Year Ended July 31, 2007	$9.95	0.19		0.01	0.20	(0.21)	—	(0.21)	$9.94	1.87%		1.59%	1.56%	1.78%	$7,513	489%
January 1, 2006 through July 31, 2006	$9.02	0.09		0.84	0.93	—	—	—	$9.95	10.30	%(d)	1.61%	1.49%	1.58%	$24,395	339	%(d)
Year Ended December 31, 2005	$9.77	0.11		(0.81)	(0.70)	(0.05)	—	(0.05)	$9.02	(7.06)%		1.68%	1.68%	1.27%	$14,175	576%
Year Ended December 31, 2004	$11.61	—	(e)	(1.84)	(1.84)	—	—	—	$9.77	(15.85)%		1.90%	1.90%	0.02%	$14,459	607%
Service Class
Year Ended July 31, 2009	$7.82	(0.02	)(f)	(1.13)	(1.15)	(0.06)	—	(0.06)	$6.61	(14.66)%		3.50%	2.64%	(0.41)%	$173	1,046%
Year Ended July 31, 2008	$9.49	0.07		(1.59)	(1.52)	(0.15)	—	(0.15)	$7.82	(16.35)%		3.02%	2.55%	0.71%	$405	643%
Year Ended July 31, 2007	$9.48	0.09		— (d)	0.09	(0.08)	—	(0.08)	$9.49	0.86%		2.59%	2.56%	0.78%	$603	489%
January 1, 2006 through July 31, 2006	$8.64	0.03		0.81	0.84	—	—	—	$9.48	9.72	%(d)	2.61%	2.49%	0.58%	$4,720	339	%(d)
Year Ended December 31, 2005	$9.39	0.03		(0.78)	(0.75)	—	—	—	$8.64	(8.09)%		2.68%	2.68%	0.27%	$1,817	576%
Year Ended December 31, 2004	$11.28	(0.11)		(1.78)	(1.89)	—	—	—	$9.39	(16.67)%		2.90%	2.90%	(0.98)%	$675	607%

Precious Metals UltraSector ProFund
Investor Class
Year Ended July 31, 2009	$43.96	(0.20)		(16.52)	(16.72)	(0.18)	—	(0.18)	$27.06	(37.93)%		1.61%	1.61%	(0.89)%	$58,982	—
Year Ended July 31, 2008	$43.35	1.04		3.55 (f)	4.59	(0.43)	(3.55)	(3.98)	$43.96	10.64%		1.46%	1.46%	2.10%	$100,099	—
Year Ended July 31, 2007	$45.10	1.62		(1.08)	0.54	(2.29)	—	(2.29)	$43.35	1.47%		1.36%	1.36%	4.04%	$90,037	—
January 1, 2006 through July 31, 2006	$41.47	0.96		2.67	3.63	—	—	—	$45.10	8.75	%(d)	1.36%	1.36%	3.59%	$132,144	—
Year Ended December 31, 2005	$29.99	0.57		10.91	11.48	—	—	—	$41.47	38.28%		1.44%	1.44%	1.90%	$112,978	—
Year Ended December 31, 2004	$36.13	(0.02)		(6.12)	(6.14)	—	—	—	$29.99	(16.99)%		1.46%	1.46%	(0.08)%	$46,862	—
Service Class
Year Ended July 31, 2009	$42.17	(0.43)		(15.82)	(16.25)	—	—	—	$25.92	(38.53)%		2.61%	2.61%	(1.89)%	$8,416	—
Year Ended July 31, 2008	$41.75	0.58		3.39 (f)	3.97	—	(3.55)	(3.55)	$42.17	9.57%		2.46%	2.46%	1.10%	$46,678	—
Year Ended July 31, 2007	$43.36	1.23		(1.10)	0.13	(1.74)	—	(1.74)	$41.75	0.48%		2.36%	2.36%	3.04%	$88,210	—
January 1, 2006 through July 31, 2006	$40.10	0.70		2.56	3.26	—	—	—	$43.36	8.13	%(d)	2.36%	2.36%	2.59%	$71,638	—
Year Ended December 31, 2005	$29.28	0.26		10.56	10.82	—	—	—	$40.10	36.95%		2.44%	2.44%	0.90%	$27,410	—
Year Ended December 31, 2004	$35.63	(0.31)		(6.04)	(6.35)	—	—	—	$29.28	(17.82)%		2.46%	2.46%	(1.08)%	$4,972	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Real Estate UltraSector ProFund
Investor Class
Year Ended July 31, 2009	$33.45	0.09		(22.45)	(22.36)	(0.15)	—	(0.15)	$10.94	(66.88)%		1.95%	1.74%	0.70%	$6,519	426%
Year Ended July 31, 2008	$42.72	(0.18)		(7.92)	(8.10)	(1.17)	—	(1.17)	$33.45	(19.58)%		1.78%	1.78%	(0.44)%	$18,740	776%
Year Ended July 31, 2007	$46.71	1.08		(4.07)	(2.99)	(1.00)	—	(1.00)	$42.72	(6.82)%		1.55%	1.55%	1.95%	$27,340	382%
January 1, 2006 through July 31, 2006	$38.28	1.17		7.26	8.43	—	—	—	$46.71	21.99	%(d)	1.70%	1.58%	4.54%	$80,827	678	%(d)
Year Ended December 31, 2005	$36.39	0.23		2.61	2.84	(0.95)	—	(0.95)	$38.28	7.82%		1.73%	1.73%	0.62%	$8,797	1,411%
Year Ended December 31, 2004	$25.79	0.66		10.38	11.04	(0.28)	(0.16)	(0.44)	$36.39	42.95%		1.55%	1.55%	2.23%	$47,120	1,303%
Service Class
Year Ended July 31, 2009	$33.75	(0.05	)(e)	(22.63)	(22.68)	—	—	—	$11.07	(67.20)%		2.95%	2.74%	(0.30)%	$779	426%
Year Ended July 31, 2008	$43.33	(0.57)		(8.05)	(8.62)	(0.96)	—	(0.96)	$33.75	(20.41)%		2.78%	2.78%	(1.44)%	$1,834	776%
Year Ended July 31, 2007	$47.41	0.52		(4.11)	(3.59)	(0.49)	—	(0.49)	$43.33	(7.81)%		2.55%	2.55%	0.95%	$1,452	382%
January 1, 2006 through July 31, 2006	$39.06	0.91		7.44	8.35	—	—	—	$47.41	21.38	%(d)	2.70%	2.58%	3.54%	$7,652	678	%(d)
Year Ended December 31, 2005	$37.28	(0.15)		2.69	2.54	(0.76)	—	(0.76)	$39.06	6.76%		2.73%	2.73%	(0.38)%	$2,029	1,411%
Year Ended December 31, 2004	$26.64	0.36		10.68	11.04	(0.24)	(0.16)	(0.40)	$37.28	41.60%		2.55%	2.55%	1.23%	$6,532	1,303%

Semiconductor UltraSector ProFund
Investor Class
Year Ended July 31, 2009	$13.35	(0.01)		(2.61)	(2.62)	(0.02)	—	(0.02)	$10.71	(19.56)%		2.22%	1.64%	(0.12)%	$14,923	1,045%
Year Ended July 31, 2008	$20.38	0.06		(6.98)	(6.92)	(0.11)	—	(0.11)	$13.35	(34.11)%		1.77%	1.55%	0.33%	$9,022	597%
Year Ended July 31, 2007	$15.63	0.07		4.71	4.78	(0.03)	—	(0.03)	$20.38	30.63%		1.64%	1.57%	0.35%	$24,220	654%
January 1, 2006 through July 31, 2006	$20.80	0.03		(5.20)	(5.17)	—	—	—	$15.63	(24.86	)%(d)	1.58%	1.58%	0.23%	$12,967	504	%(d)
Year Ended December 31, 2005	$18.71	(0.06)		2.15	2.09	—	—	—	$20.80	11.17%		1.58%	1.58%	(0.30)%	$30,313	681%
Year Ended December 31, 2004	$28.70	(0.23)		(9.76)	(9.99)	—	—	—	$18.71	(34.81)%		1.65%	1.65%	(1.06)%	$32,555	468%
Service Class
Year Ended July 31, 2009	$12.39	(0.08)		(2.44)	(2.52)	—	—	—	$9.87	(20.34)%		3.22%	2.64%	(1.12)%	$1,092	1,045%
Year Ended July 31, 2008	$18.99	(0.11	)(e)	(6.49)	(6.60)	—	—	—	$12.39	(34.76)%		2.77%	2.55%	(0.67)%	$404	597%
Year Ended July 31, 2007	$14.68	(0.11)		4.42	4.31	—	—	—	$18.99	29.36%		2.64%	2.57%	(0.65)%	$639	654%
January 1, 2006 through July 31, 2006	$19.66	(0.08)		(4.90)	(4.98)	—	—	—	$14.68	(25.37	)%(d)	2.58%	2.58%	(0.77)%	$1,526	504	%(d)
Year Ended December 31, 2005	$17.86	(0.25)		2.05	1.80	—	—	—	$19.66	10.13%		2.58%	2.58%	(1.30)%	$2,191	681%
Year Ended December 31, 2004	$27.65	(0.43)		(9.36)	(9.79)	—	—	—	$17.86	(35.41)%		2.65%	2.65%	(2.06)%	$3,705	468%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Technology UltraSector ProFund
Investor Class
Year Ended July 31, 2009	$26.27	(0.14)	(5.19)	(5.33)	—	—	—	$20.94	(20.29)%		2.36%	1.64%	(0.81)%	$11,962	785%
Year Ended July 31, 2008	$31.76	— (d)	(5.42)	(5.42)	(0.07)	—	(0.07)	$26.27	(17.13)%		1.82%	1.55%	— (e)	$7,538	383%
Year Ended July 31, 2007	$22.79	0.05	8.92	8.97	—	—	—	$31.76	39.36%		1.70%	1.56%	0.17%	$19,337	493%
January 1, 2006 through July 31, 2006	$26.58	— (d)	(3.79)	(3.79)	—	—	—	$22.79	(14.26	)%(f)	1.66%	1.58%	— (e)	$6,105	170	%(f)
Year Ended December 31, 2005	$26.62	(0.12)	0.15	0.03	(0.07)	—	(0.07)	$26.58	0.12%		1.76%	1.68%	(0.45)%	$17,955	634%
Year Ended December 31, 2004	$27.36	0.18	(0.81)	(0.63)	(0.11)	—	(0.11)	$26.62	(2.31)%		1.95%	1.95%	0.73%	$10,781	743%
Service Class
Year Ended July 31, 2009	$24.73	(0.28)	(4.92)	(5.20)	—	—	—	$19.53	(21.03)%		3.36%	2.64%	(1.81)%	$1,831	785%
Year Ended July 31, 2008	$30.15	(0.29)	(5.13)	(5.42)	—	—	—	$24.73	(17.98)%		2.82%	2.55%	(1.00)%	$570	383%
Year Ended July 31, 2007	$21.85	(0.23)	8.53	8.30	—	—	—	$30.15	37.99%		2.70%	2.56%	(0.83)%	$1,177	493%
January 1, 2006 through July 31, 2006	$25.64	(0.15)	(3.64)	(3.79)	—	—	—	$21.85	(14.78	)%(f)	2.66%	2.58%	(1.00)%	$523	170	%(f)
Year Ended December 31, 2005	$25.88	(0.36)	0.12	(0.24)	—	—	—	$25.64	(0.93)%		2.76%	2.68%	(1.45)%	$514	634%
Year Ended December 31, 2004	$26.85	(0.06)	(0.80)	(0.86)	(0.11)	—	(0.11)	$25.88	(3.21)%		2.91%	2.91%	(0.23)%	$3,449	743%

Telecommunications UltraSector ProFund
Investor Class
Year Ended July 31, 2009	$14.76	0.23	(4.23)	(4.00)	(0.12)	—	(0.12)	$10.64	(27.09)%		2.87%	1.77%	2.15%	$1,699	1,384%
Year Ended July 31, 2008	$31.42	0.37	(10.01)	(9.64)	(0.98)	(6.04)	(7.02)	$14.76	(38.06)%		1.84%	1.78%	1.40%	$4,091	237%
Year Ended July 31, 2007	$22.50	0.64	8.49	9.13	(0.21)	—	(0.21)	$31.42	40.71%		1.50%	1.50%	2.28%	$53,726	402%
January 1, 2006 through July 31, 2006	$17.97	0.38	4.15	4.53	—	—	—	$22.50	25.14	%(f)	1.63%	1.58%	3.08%	$8,695	593	%(f)
Year Ended December 31, 2005	$20.84	0.38	(2.66)	(2.28)	(0.59)	—	(0.59)	$17.97	(10.93)%		2.68%	1.68%	1.99%	$2,131	1,212%
Year Ended December 31, 2004	$17.04	0.22	3.71	3.93	(0.13)	—	(0.13)	$20.84	23.06%		1.92%	1.92%	1.15%	$7,727	1,252%
Service Class
Year Ended July 31, 2009	$14.10	0.13	(4.06)	(3.93)	—	—	—	$10.17	(27.87)%		3.87%	2.77%	1.15%	$211	1,384%
Year Ended July 31, 2008	$29.72	0.14	(9.57)	(9.43)	(0.15)	(6.04)	(6.19)	$14.10	(38.62)%		2.84%	2.78%	0.40%	$286	237%
Year Ended July 31, 2007	$21.43	0.39	8.01	8.40	(0.11)	—	(0.11)	$29.72	39.26%		2.50%	2.50%	1.28%	$1,716	402%
January 1, 2006 through July 31, 2006	$17.21	0.26	3.96	4.22	—	—	—	$21.43	24.52	%(f)	2.63%	2.58%	2.08%	$1,945	593	%(f)
Year Ended December 31, 2005	$20.07	0.20	(2.59)	(2.39)	(0.47)	—	(0.47)	$17.21	(11.94)%		3.68%	2.68%	0.99%	$287	1,212%
Year Ended December 31, 2004	$16.58	0.04	3.58	3.62	(0.13)	—	(0.13)	$20.07	21.83%		2.92%	2.92%	0.15%	$2,009	1,252%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Amount is less than $0.005.
(e)	Amount is less than 0.005%.
(f)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Utilities UltraSector ProFund
Investor Class
Year Ended July 31, 2009	$24.41	0.22	(9.06)		(8.84)	(0.42)	—	(0.42)	$15.15	(36.14)%		1.90%	1.86%	1.38%	$9,449	779%
Year Ended July 31, 2008	$24.96	0.37	(0.85)		(0.48)	(0.07)	—	(0.07)	$24.41	(1.97)%		1.62%	1.62%	1.37%	$29,165	595%
Year Ended July 31, 2007	$22.21	0.55	3.20		3.75	(0.30)	(0.70)	(1.00)	$24.96	17.04%		1.49%	1.49%	2.19%	$40,717	293%
January 1, 2006 through July 31, 2006	$19.86	0.21	2.14		2.35	—	—	—	$22.21	11.83	%(d)	1.61%	1.61%	1.74%	$81,230	261	%(d)
Year Ended December 31, 2005	$16.85	0.35	2.66		3.01	—	—	—	$19.86	17.86%		1.48%	1.48%	1.81%	$31,795	615%
Year Ended December 31, 2004	$12.87	0.19	3.91		4.10	(0.12)	—	(0.12)	$16.85	31.85%		1.89%	1.89%	1.30%	$14,316	1,001%
Service Class
Year Ended July 31, 2009	$23.08	0.07	(8.55)		(8.48)	(0.11)	—	(0.11)	$14.49	(36.72)%		2.90%	2.86%	0.38%	$963	779%
Year Ended July 31, 2008	$23.78	0.12	(0.82)		(0.70)	—	—	—	$23.08	(2.94)%		2.62%	2.62%	0.37%	$3,054	595%
Year Ended July 31, 2007	$21.18	0.31	3.03		3.34	(0.04)	(0.70)	(0.74)	$23.78	15.85%		2.49%	2.49%	1.19%	$4,622	293%
January 1, 2006 through July 31, 2006	$19.05	0.09	2.04		2.13	—	—	—	$21.18	11.12	%(d)	2.61%	2.61%	0.74%	$12,292	261	%(d)
Year Ended December 31, 2005	$16.34	0.16	2.55		2.71	—	—	—	$19.05	16.65%		2.48%	2.48%	0.81%	$8,894	615%
Year Ended December 31, 2004	$12.62	0.05	3.79		3.84	(0.12)	—	(0.12)	$16.34	30.42%		2.89%	2.89%	0.30%	$5,754	1,001%

Short Oil & Gas ProFund
Investor Class
Year Ended July 31, 2009	$17.04	(0.13)	(0.79	)(e)	(0.92)	(1.12)	—	(1.12)	$15.00	(6.48)%		2.01%	1.66%	(0.71)%	$6,196	—
Year Ended July 31, 2008	$19.30	0.32	(2.25)		(1.93)	(0.33)	—	(0.33)	$17.04	(9.94)%		1.62%	1.57%	1.85%	$28,676	—
Year Ended July 31, 2007	$24.38	0.83	(4.39)		(3.56)	(1.52)	—	(1.52)	$19.30	(15.42)%		1.81%	1.74%	3.59%	$14,947	—
January 1, 2006 through July 31, 2006	$28.70	0.55	(4.87)		(4.32)	—	—	—	$24.38	(15.05	)%(d)	1.38%	1.38%	3.57%	$26,214	—
September 12, 2005 through December 31, 2005(f)	$30.00	0.19	0.63		0.82	(0.35)	(1.77)	(2.12)	$28.70	2.71	%(d)	1.92%	1.92%	2.00%	$6,458	—
Service Class
Year Ended July 31, 2009	$17.19	(0.33)	(0.87	)(e)	(1.20)	(0.42)	—	(0.42)	$15.57	(7.39)%		3.01%	2.66%	(1.71)%	$32	—
Year Ended July 31, 2008	$19.32	0.15	(2.24)		(2.09)	(0.04)	—	(0.04)	$17.19	(10.79)%		2.62%	2.57%	0.85%	$2,602	—
Year Ended July 31, 2007	$24.25	0.60	(4.38)		(3.78)	(1.15)	—	(1.15)	$19.32	(16.25)%		2.81%	2.74%	2.59%	$606	—
January 1, 2006 through July 31, 2006	$28.71	0.39	(4.85)		(4.46)	—	—	—	$24.25	(15.53	)%(d)	2.38%	2.38%	2.57%	$5,632	—
September 12, 2005 through December 31, 2005(f)	$30.00	0.10	0.62		0.72	(0.24)	(1.77)	(2.01)	$28.71	2.39	%(d)	2.92%	2.92%	1.00%	$1,380	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Short Precious Metals ProFund
Investor Class
Year Ended July 31, 2009	$18.55	(0.19)	(7.24)	(7.43)	(0.31)	—	(0.31)	$10.81	(40.60)%		1.86%	1.86%	(1.19)%	$7,640	—
Year Ended July 31, 2008	$25.93	0.39	(6.05)	(5.66)	(1.72)	—	(1.72)	$18.55	(22.30)%		1.55%	1.55%	2.00%	$31,869	—
Year Ended July 31, 2007	$28.10	1.13	(2.93)	(1.80)	(0.37)	—	(0.37)	$25.93	(6.47)%		1.41%	1.41%	3.95%	$9,546	—
January 9, 2006 though July 31, 2006(d)	$30.00	0.52	(2.42)	(1.90)	—	—	—	$28.10	(6.33	)%(e)	1.81%	1.81%	3.23%	$25,326	—
Service Class
Year Ended July 31, 2009	$19.87	(0.36)	(7.80)	(8.16)	—	—	—	$11.71	(41.07)%		2.86%	2.86%	(2.19)%	$579	—
Year Ended July 31, 2008	$25.85	0.18	(6.16)	(5.98)	—	—	—	$19.87	(23.13)%		2.55%	2.55%	1.00%	$582	—
Year Ended July 31, 2007	$27.93	0.84	(2.92)	(2.08)	—	—	—	$25.85	(7.45)%		2.41%	2.41%	2.95%	$630	—
January 9, 2006 though July 31, 2006(d)	$30.00	0.36	(2.43)	(2.07)	—	—	—	$27.93	(6.90	)%(e)	2.81%	2.81%	2.23%	$4,607	—

Short Real Estate ProFund
Investor Class
Year Ended July 31, 2009	$25.98	(0.23)	(7.85)	(8.08)	—	(1.94)	(1.94)	$15.96	(33.86)%		1.68%	1.68%	(0.94)%	$27,945	—
Year Ended July 31, 2008	$26.92	0.55	(0.57)	(0.02)	(0.92)	—	(0.92)	$25.98	(0.17)%		1.53%	1.53%	2.08%	$78,191	—
Year Ended July 31, 2007	$26.37	0.89	0.56	1.45	(0.90)	—	(0.90)	$26.92	6.16%		1.49%	1.49%	3.78%	$126,197	—
January 1, 2006 though July 31, 2006	$30.02	0.56	(4.21)	(3.65)	—	—	—	$26.37	(12.16	)%(e)	1.39%	1.39%	3.48%	$98,834	—
September 12, 2005 through December 31, 2005(d)	$30.00	0.23	(0.06)	0.17	(0.15)	—	(0.15)	$30.02	0.55	%(e)	1.63%	1.63%	2.37%	$56,929	—
Service Class
Year Ended July 31, 2009	$25.84	(0.47)	(7.72)	(8.19)	—	(1.94)	(1.94)	$15.71	(34.49)%		2.67%	2.67%	(1.93)%	$1,202	—
Year Ended July 31, 2008	$26.80	0.28	(0.56)	(0.28)	(0.68)	—	(0.68)	$25.84	(1.14)%		2.53%	2.53%	1.08%	$6,447	—
Year Ended July 31, 2007	$26.23	0.66	0.56	1.22	(0.65)	—	(0.65)	$26.80	5.12%		2.49%	2.49%	2.78%	$18,037	—
January 1, 2006 though July 31, 2006	$30.03	0.40	(4.20)	(3.80)	—	—	—	$26.23	(12.65	)%(e)	2.39%	2.39%	2.48%	$7,493	—
September 12, 2005 through December 31, 2005(d)	$30.00	0.13	(0.05)	0.08	(0.05)	—	(0.05)	$30.03	0.26	%(e)	2.63%	2.63%	1.37%	$5,102	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)	Commencement of operations
(e)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
U.S. Government Plus ProFund
Investor Class
Year Ended July 31, 2009	$31.78	0.57	1.60 (d)	2.17	(0.34)	—	(0.34)	$33.61	6.71%		1.34%	1.34%	1.66%	$29,648	1,755%
Year Ended July 31, 2008	$30.22	0.87	2.06	2.93	(0.83)	(0.54)	(1.37)	$31.78	9.74%		1.25%	1.25%	2.76%	$16,362	1,104%
Year Ended July 31, 2007	$29.45	1.14	0.76	1.90	(1.13)	—	(1.13)	$30.22	6.47%		1.22%	1.22%	3.72%	$60,988	1,124%
January 1, 2006 through July 31, 2006	$33.56	0.65	(4.12)	(3.47)	(0.64)	—	(0.64)	$29.45	(10.35	)%(e)	1.21%	1.19%	3.69%	$60,862	924	%(e)
Year Ended December 31, 2005	$31.63	0.93	1.94	2.87	(0.94)	—	(0.94)	$33.56	9.12%		1.23%	1.23%	2.79%	$60,810	3,724%
Year Ended December 31, 2004	$31.33	0.86	1.82	2.68	(0.92)	(1.46)	(2.38)	$31.63	8.78%		1.20%	1.20%	2.72%	$24,088	4,947%
Service Class
Year Ended July 31, 2009	$31.63	0.21	1.61 (d)	1.82	(0.04)	—	(0.04)	$33.41	5.74%		2.34%	2.34%	0.66%	$3,331	1,755%
Year Ended July 31, 2008	$30.09	0.55	2.04	2.59	(0.51)	(0.54)	(1.05)	$31.63	8.63%		2.25%	2.25%	1.76%	$5,439	1,104%
Year Ended July 31, 2007	$29.34	0.83	0.74	1.57	(0.82)	—	(0.82)	$30.09	5.36%		2.22%	2.22%	2.72%	$15,522	1,124%
January 1, 2006 through July 31, 2006	$33.42	0.47	(4.09)	(3.62)	(0.46)	—	(0.46)	$29.34	(10.85	)%(e)	2.21%	2.19%	2.69%	$8,963	924	%(e)
Year Ended December 31, 2005	$31.52	0.60	1.93	2.53	(0.63)	—	(0.63)	$33.42	8.06%		2.23%	2.23%	1.79%	$18,580	3,724%
Year Ended December 31, 2004	$31.33	0.54	1.81	2.35	(0.70)	(1.46)	(2.16)	$31.52	7.67%		2.20%	2.20%	1.72%	$5,239	4,947%
Class A
Year Ended July 31, 2009	$31.80	0.49	1.58 (d)	2.07	(0.22)	—	(0.22)	$33.65	6.45%		1.59%	1.59%	1.41%	$54	1,755%
Year Ended July 31, 2008	$30.22	0.79	2.07	2.86	(0.74)	(0.54)	(1.28)	$31.80	9.51%		1.50%	1.50%	2.51%	$91	1,104%
March 22, 2007 through July 31, 2007(f)	$30.95	0.38	(0.73)	(0.35)	(0.38)	—	(0.38)	$30.22	(1.13	)%(e)	1.52%	1.52%	3.53%	$45	1,124	%(e)

Rising Rates Opportunity 10 ProFund
Investor Class
Year Ended July 31, 2009	$27.49	(0.31)	(2.62)	(2.93)	(0.03)	—	(0.03)	$24.53	(10.67)%		1.63%	1.63%	(1.26)%	$63,256	—
Year Ended July 31, 2008	$31.64	0.30	(2.52)	(2.22)	(1.93)	—	(1.93)	$27.49	(7.24)%		1.72%	1.72%	1.07%	$35,028	—
Year Ended July 31, 2007	$31.58	1.14	(0.85)	0.29	(0.23)	—	(0.23)	$31.64	0.93%		1.58%	1.58%	3.66%	$13,194	—
January 1, 2006 through July 31, 2006	$29.73	0.57	1.28	1.85	—	—	—	$31.58	6.22	%(e)	1.46%	1.46%	3.18%	$11,975	—
January 10, 2005 through December 31, 2005(f)	$30.00	0.43	(0.38)	0.05	(0.32)	—	(0.32)	$29.73	0.16	%(e)	1.74%	1.74%	1.49%	$12,314	—
Service Class
Year Ended July 31, 2009	$28.62	(0.58)	(2.72)	(3.30)	—	—	—	$25.32	(11.53)%		2.63%	2.63%	(2.26)%	$244	—
Year Ended July 31, 2008	$31.30	0.01	(2.55)	(2.54)	(0.14)	—	(0.14)	$28.62	(8.16)%		2.72%	2.72%	0.07%	$6,006	—
Year Ended July 31, 2007	$31.45	0.83	(0.86)	(0.03)	(0.12)	—	(0.12)	$31.30	(0.06)%		2.58%	2.58%	2.66%	$250	—
January 1, 2006 through July 31, 2006	$29.77	0.39	1.29	1.68	—	—	—	$31.45	5.64	%(e)	2.46%	2.46%	2.18%	$839	—
January 10, 2005 through December 31, 2005(f)	$30.00	0.14	(0.37)	(0.23)	—	—	—	$29.77	(0.77	)%(e)	2.74%	2.74%	0.49%	$1,205	—
Class A
Year Ended July 31, 2009	$29.02	(0.38)	(2.80)	(3.18)	— (g)	—	— (g)	$25.84	(10.95)%		1.88%	1.88%	(1.51)%	$1	—
Year Ended July 31, 2008	$31.64	0.23	(2.62)	(2.39)	(0.23)	—	(0.23)	$29.02	(7.58)%		1.97%	1.97%	0.82%	$1	—
March 22, 2007 through July 31, 2007(f)	$31.00	0.35	0.29	0.64	—	—	—	$31.64	2.06	%(e)	2.10%	2.10%	3.10%	$1	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	Not annualized for periods less than one year.
(f)	Commencement of operations
(g)	Amount is less than $0.005.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Rising Rates Opportunity ProFund
Investor Class
Year Ended July 31, 2009	$17.87	(0.17)	(3.12)	(3.29)	(0.08)	—	(0.08)	$14.50	(18.26)%		1.64%	1.64%	(1.16)%	$205,547	—
Year Ended July 31, 2008	$20.42	0.35	(2.17)	(1.82)	(0.73)	—	(0.73)	$17.87	(9.04)%		1.51%	1.51%	1.87%	$176,917	—
Year Ended July 31, 2007	$21.92	0.78	(0.92)	(0.14)	(1.36)	—	(1.36)	$20.42	(0.40)%		1.46%	1.46%	3.79%	$147,556	—
January 1, 2006 through July 31, 2006	$19.12	0.40	2.40	2.80	—	—	—	$21.92	14.64	%(d)	1.43%	1.43%	3.26%	$353,592	—
Year Ended December 31, 2005	$21.09	0.32	(1.91)	(1.59)	(0.38)	—	(0.38)	$19.12	(7.53)%		1.43%	1.43%	1.64%	$369,835	—
Year Ended December 31, 2004	$23.65	(0.02)	(2.54)	(2.56)	—	—	—	$21.09	(10.82)%		1.42%	1.42%	(0.09)%	$623,000	—
Service Class
Year Ended July 31, 2009	$17.56	(0.31)	(3.05)	(3.36)	—	—	—	$14.20	(19.13)%		2.64%	2.64%	(2.16)%	$9,571	—
Year Ended July 31, 2008	$19.90	0.17	(2.13)	(1.96)	(0.38)	—	(0.38)	$17.56	(9.93)%		2.51%	2.51%	0.87%	$9,456	—
Year Ended July 31, 2007	$21.37	0.58	(0.92)	(0.34)	(1.13)	—	(1.13)	$19.90	(1.43)%		2.46%	2.46%	2.79%	$12,920	—
January 1, 2006 through July 31, 2006	$18.75	0.28	2.34	2.62	—	—	—	$21.37	13.97	%(d)	2.43%	2.43%	2.26%	$38,900	—
Year Ended December 31, 2005	$20.63	0.13	(1.87)	(1.74)	(0.14)	—	(0.14)	$18.75	(8.44)%		2.43%	2.43%	0.64%	$34,335	—
Year Ended December 31, 2004	$23.37	(0.24)	(2.50)	(2.74)	—	—	—	$20.63	(11.72)%		2.42%	2.42%	(1.09)%	$59,352	—
Class A
Year Ended July 31, 2009	$18.31	(0.21)	(3.20)	(3.41)	(0.07)	—	(0.07)	$14.83	(18.52)%		1.89%	1.89%	(1.41)%	$1	—
Year Ended July 31, 2008	$20.40	0.30	(2.20)	(1.90)	(0.19)	—	(0.19)	$18.31	(9.37)%		1.76%	1.76%	1.62%	$1	—
March 22, 2007 through July 31, 2007(e)	$19.79	0.25	0.36	0.61	—	—	—	$20.40	3.08	%(d)	1.78%	1.78%	3.42%	$1	—

Rising U.S. Dollar ProFund
Investor Class
Year Ended July 31, 2009	$26.94	(0.23)	0.89 (f)	0.66	—	(0.01)	(0.01)	$27.59	2.44	%(g)	1.70%	1.58%	(0.78)%	$12,468	—
Year Ended July 31, 2008	$30.25	0.50	(2.96)	(2.46)	(0.85)	—	(0.85)	$26.94	(8.28)%		1.71%	1.51%	1.78%	$20,034	—
Year Ended July 31, 2007	$31.47	1.17	(1.24)	(0.07)	(1.15)	—	(1.15)	$30.25	(0.26)%		1.76%	1.48%	3.74%	$10,757	—
January 1, 2006 through July 31, 2006	$32.74	0.57	(1.84)	(1.27)	—	—	—	$31.47	(3.85	)%(d)	1.68%	1.68%	3.07%	$25,034	—
February 17, 2005 through December 31, 2005(e)	$30.00	0.57	2.62	3.19	(0.25)	(0.20)	(0.45)	$32.74	10.60	%(d)	1.44%	1.37%	2.05%	$59,147	—
Service Class
Year Ended July 31, 2009	$26.76	(0.52)	0.92 (f)	0.40	—	(0.01)	(0.01)	$27.15	1.49	%(g)	2.70%	2.58%	(1.78)%	$5,463	—
Year Ended July 31, 2008	$30.05	0.22	(2.96)	(2.74)	(0.55)	—	(0.55)	$26.76	(9.21)%		2.71%	2.51%	0.78%	$7,690	—
Year Ended July 31, 2007	$31.28	0.86	(1.22)	(0.36)	(0.87)	—	(0.87)	$30.05	(1.18)%		2.76%	2.48%	2.74%	$2,146	—
January 1, 2006 through July 31, 2006	$32.71	0.38	(1.81)	(1.43)	—	—	—	$31.28	(4.37	)%(d)	2.68%	2.68%	2.07%	$2,572	—
February 17, 2005 through December 31, 2005(e)	$30.00	0.30	2.61	2.91	—	(0.20)	(0.20)	$32.71	9.69	%(d)	2.44%	2.37%	1.05%	$443	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)	Not annualized for periods less than one year.
(e)	Commencement of operations
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(g)

The total return has been calculated assuming the full realization of the amounts owed to the Fund in connection with outstanding forward currency contract balances due from the Potential Bankruptcy Paying Parties related to a Lehman credit event on September 15, 2008. Such amounts will ultimately be recovered from the Potential Bankruptcy Paying Parties or from the Advisor pursuant to a Receivables Agreement with the Fund. Based on management’s estimate of the recoverable amount from the Potential Bankruptcy Paying Agents as of July 31, 2009, the total return is 7.15% higher than it would have been without the Advisor’s agreement to reimburse the Fund. See Note 7.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Falling U.S. Dollar ProFund
Investor Class
Year Ended July 31, 2009	$31.36	(0.38)	(2.02)	(2.40)	(1.55)	—	(1.55)	$27.41	(7.51)%		1.88%	1.88%	(1.40)%	$40,733	—
Year Ended July 31, 2008	$30.31	0.69	2.85	3.54	(0.43)	(2.06)	(2.49)	$31.36	12.23%		1.49%	1.49%	2.20%	$33,443	—
Year Ended July 31, 2007	$29.18	1.12	1.00	2.12	(0.99)	—	(0.99)	$30.31	7.41%		1.43%	1.43%	3.80%	$100,038	—
January 1, 2006 through July 31, 2006	$27.21	0.55	1.42	1.97	—	—	—	$29.18	7.24	%(d)	1.50%	1.50%	3.29%	$84,232	—
February 17, 2005 through December 31, 2005(e)	$30.00	0.39	(2.83)	(2.44)	(0.35)	—	(0.35)	$27.21	(8.14	)%(d)	2.13%	1.88%	1.59%	$16,645	—
Service Class
Year Ended July 31, 2009	$31.15	(0.65)	(2.01)	(2.66)	(1.04)	—	(1.04)	$27.45	(8.42)%		2.88%	2.88%	(2.40)%	$971	—
Year Ended July 31, 2008	$30.09	0.38	2.83	3.21	(0.09)	(2.06)	(2.15)	$31.15	11.07%		2.49%	2.49%	1.20%	$1,782	—
Year Ended July 31, 2007	$28.94	0.83	0.98	1.81	(0.66)	—	(0.66)	$30.09	6.35%		2.43%	2.43%	2.80%	$4,156	—
January 1, 2006 through July 31, 2006	$27.15	0.38	1.41	1.79	—	—	—	$28.94	6.59	%(d)	2.50%	2.50%	2.29%	$3,487	—
February 17, 2005 through December 31, 2005(e)	$30.00	0.16	(2.83)	(2.67)	(0.18)	—	(0.18)	$27.15	(8.90	)%(d)	3.13%	2.88%	0.59%	$3,607	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)	Not annualized for periods less than one year.
(e)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Notes to Financial Statements

July 31, 2009

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report (collectively, the “ProFunds” and individually, a “ProFund”). Each ProFund is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each ProFund (except U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund) offers two classes of shares: the Investor Class and the Service Class. The U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund offer three classes of shares: the Investor Class, Service Class and Class A.

Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Shareholder Services Plan, voting rights on matters affecting a single class of shares and sales charges. Class A has a maximum sales charge on purchases of 4.75% as a percentage of the original purchase price. Certain purchases of Class A shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds. However, based on experience, the ProFunds expect any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. The actual results could differ from those estimates. Management has evaluated events and transactions through September 28, 2009, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives (e.g., futures contracts, options and swap agreements) are generally valued using third party pricing services or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When ProFund Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2009

The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities maturing in sixty days or less are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

A summary of the valuations as of July 31, 2009, based upon the three levels defined above, is included in each ProFund’s Schedule of Portfolio Investments.

Repurchase Agreements

The ProFunds will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds is monitored by the Advisor. The repurchase price is greater than the price paid by the ProFund, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The ProFunds, other than U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Short Sales

The ProFunds may engage in short sales. When a ProFund engages in a short sale, the ProFund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund may also incur dividend expense if a security that has been sold short declares a dividend. To borrow the security, a ProFund also may be required to pay a premium, which would increase the cost of the security sold. The ProFund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. This risk is potentially unlimited, as a ProFund that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of July 31, 2009, there were no short sale transactions.

When-Issued and Delayed-Delivery Securities

Each ProFund may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral for such when-issued securities on the ProFund’s records. As of July 31, 2009, the ProFunds did not hold any when-issued or delayed-delivery securities.

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2009

Derivative Instruments

In seeking to achieve each ProFund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments, that a ProFund should hold to approximate the inverse, multiple, or multiple inverse performance of its daily benchmark, as appropriate, based upon each ProFund’s investment objective.

All open derivative positions at period end are reflected on each respective ProFund’s Schedule of Portfolio Investments, and the volume of these open positions relative to each ProFund’s net assets is generally representative of the volume of open positions throughout the reporting period. The following is a description of the derivative instruments utilized by the ProFunds, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

The ProFunds may purchase or sell stock index futures contracts or bond futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When a ProFund purchases a put or call option on a futures contract, the ProFund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statements of Assets and Liabilities as segregated cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund as unrealized gains or losses. The ProFund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts and interest rate risk related to bond futures contracts and foreign currency risk related to U.S. dollar futures contracts) and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the ProFunds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.

Options

The ProFunds may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes involve elements of equity price risk. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All option contracts held as of July 31, 2009 are exchange traded.

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may buy or sell put and call options on foreign currencies, either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. As of July 31, 2009, the Rising U.S. Dollar and Falling U.S. Dollar ProFunds did not hold any foreign currency options.

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2009

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index or foreign currencies selected, as applicable, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds did not write options during the period.

Foreign Currency Transactions

The accounting records of the ProFunds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Forward Currency Contracts

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In addition to the foreign currency risk related to the use of these contracts, the ProFunds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Swap Agreements

The ProFunds may enter into swap agreements, primarily equity index or bond swap agreements based on the applicable benchmark of each ProFund, for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund’s obligations (or rights) under the swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return. The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount, whether positive or negative, of a ProFund’s obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and, in the case that a ProFund has a net obligation, an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained in a segregated account by the ProFund’s custodian. When a ProFund is a return receiver, the net amount of the gain or loss on the notional amount plus dividends or interest associated with the reference asset less the interest owed on the notional amount are recorded as “unrealized gain or loss on swap agreements” until the swap agreement is settled in cash. When the ProFund is a payer of the return, the ProFund pays the return of the index or specified assets plus related dividends or interest and receives interest on the notional amount outstanding. These amounts are netted to determine the value of the swap agreement. When cash is exchanged, which is generally no later than monthly, the net gain or loss realized is recorded as “realized gains or losses on swap agreements”.

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2009

The Trust, on behalf of a ProFund, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow a party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a ProFund to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements and interest rate risk related to bond swap agreements) and exposure to loss in excess of the amount reflected on the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund has under the swap agreement which may exceed the net asset value of the ProFund. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund bears the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A ProFund will enter into swap agreements only with large, established and well capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty. All of the outstanding swap agreements at July 31, 2009 contractually terminate within one month but may be terminated without penalty by either party daily. Upon termination, the ProFund is entitled to pay or receive the “unrealized gain or loss” amount.

The ProFund collateralizes swap agreements with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments of the ProFund, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund. In the event of a default by the counterparty, the ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

Summary of Derivative Instruments

The following is a summary of the fair value of Derivative Instruments, not accounted for as hedging instruments under Statement 133, as of July 31, 2009:

		Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Fund	Statements of Assets and Liabilities Location	Total Fair Value*	Statements of Assets and Liabilities Location	Total Fair Value*
Equity Contracts	Bull ProFund	Securities, at value**, variation margin on futures contracts and unrealized gain on swap agreements	$124,425	Variation margin on futures contracts and unrealized loss on swap agreements	$—
	Mid-Cap ProFund		56,219		—
	Small-Cap ProFund		110,898		11,015
	NASDAQ-100 ProFund		—		136,651
	Europe 30 ProFund		—		—
	UltraBull ProFund		3,544,886		—
	UltraMid-Cap ProFund		163,479		—
	UltraSmall-Cap ProFund		245,499		75,927
	UltraDow 30 ProFund		74,809		—
	UltraNASDAQ-100 ProFund		—		560,500
	UltraInternational ProFund		681,385		—
	UltraEmerging Markets ProFund		206,661		343,507
	UltraLatin America ProFund		—		226,886
	UltraChina ProFund		—		1,334,710
	UltraJapan ProFund		3,449,107		—
	Bear ProFund		765		2,439,226
	Short Small-Cap ProFund		1,552		180,855
	Short NASDAQ-100 ProFund		22,004		19,426
	UltraBear ProFund		1,785		2,027,915
	UltraShort Mid-Cap ProFund		—		130,214
	UltraShort Small-Cap ProFund		101,462		515,375
	UltraShort Dow 30 ProFund		—		279,111
	UltraShort NASDAQ-100 ProFund		2,709		397,123

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2009

		Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Fund	Statements of Assets and Liabilities Location	Total Fair Value*	Statements of Assets and Liabilities Location	Total Fair Value*
Equity Contracts	UltraShort International ProFund	Securities, at value**, variation margin on futures contracts and unrealized gain on swap agreements	$—	Variation margin on futures contracts and unrealized loss on swap agreements	$791,795
	UltraShort Emerging Markets ProFund		—		459,459
	UltraShort Latin America ProFund		—		687,291
	UltraShort China ProFund		—		170,777
	UltraShort Japan ProFund		4,375		149,017
	Banks UltraSector ProFund		140,578		—
	Basic Materials UltraSector ProFund		370,546		—
	Biotechnology UltraSector ProFund		—		177,739
	Consumer Goods UltraSector ProFund		75,907		—
	Consumer Services UltraSector ProFund		16,447		—
	Financials UltraSector ProFund		81,703		—
	Health Care UltraSector ProFund		17,433		—
	Industrials UltraSector ProFund		37,239		—
	Internet UltraSector ProFund		—		151,495
	Mobile Telecommunications UltraSector ProFund		—		360,550
	Oil & Gas UltraSector ProFund		—		735,063
	Oil Equipment, Services & Distribution UltraSector ProFund		—		406,981
	Pharmaceuticals UltraSector ProFund		12,370		55,945
	Precious Metals UltraSector ProFund		50,326		848,798
	Real Estate UltraSector ProFund		55,502		—
	Semiconductor UltraSector ProFund		—		50,223
	Technology UltraSector ProFund		—		74,519
	Telecommunications UltraSector ProFund		22,050		—
	Utilities UltraSector ProFund		—		109,752
	Short Oil & Gas ProFund		—		33,060
	Short Precious Metals ProFund		—		545,505
	Short Real Estate ProFund		—		1,404,059

Foreign Exchange Contracts	Rising U.S. Dollar ProFund Falling U.S. Dollar ProFund	Variation margin on futures contracts and unrealized appreciation on forward currency contracts	93 599,524	Variation margin on futures contracts and unrealized depreciation on forward currency contracts	309,164 —

Interest Rate Contracts	U.S. Government Plus ProFund Rising Rates Opportunity 10 ProFund Rising Rates Opportunity ProFund	Securities, at value**, variation margin on futures contracts and unrealized gain on swap agreements	803,762 3,937 1,899	Variation margin on futures contracts and unrealized loss on swap agreements	— 1,102,641 13,987,432

*	Total Fair Value is presented by Primary Risk Exposure. For swap agreements and forward currency contracts, such amounts represent the unrealized gain/appreciation (for asset derivatives) or loss/depreciation (for liability derivatives). For purchased options, the amounts represent the market value of the investments. For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedules of Portfolio Investments. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities as Variation Margin on Futures Contracts.
**	For options purchased.

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2009

The following is the effect of Derivative Instruments, not accounted for as hedging instruments under Statement 133, on the Statements of Operations for the year ended July 31, 2009:

Primary Risk Exposure	Fund	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity Contracts	Bull ProFund	Net realized gains (losses) on investment securities*, futures contracts and swap agreements/change in unrealized appreciation/depreciation on investments	$(9,860,394)	$1,127,359
	Mid-Cap ProFund		813,233	83,512
	Small-Cap ProFund		(12,782,035)	(1,210,321)
	NASDAQ-100 ProFund		12,265,623	(144,001)
	Europe 30 ProFund		(71,237)	—
	UltraBull ProFund		(44,889,012)	4,033,429
	UltraMid-Cap ProFund		(18,840,149)	734,391
	UltraSmall-Cap ProFund		(25,977,298)	(3,326,262)
	UltraDow 30 ProFund		(7,907,625)	(91,716)
	UltraNASDAQ-100 ProFund		(61,692,670)	(3,118,430)
	UltraInternational ProFund		(7,764,863)	594,166
	UltraEmerging Markets ProFund		(47,630,674)	2,617,732
	UltraLatin America ProFund		(9,103,818)	288,506
	UltraChina ProFund		5,608,979	(990,876)
	UltraJapan ProFund		(28,109,892)	1,914,010
	Bear ProFund		20,811,744	205,790
	Short Small-Cap ProFund		(506,130)	194,860
	Short NASDAQ-100 ProFund		7,678	271,193
	UltraBear ProFund		48,623,906	(6,571,228)
	UltraShort Mid-Cap ProFund		(3,194,305)	(394,573)
	UltraShort Small-Cap ProFund		37,485,123	3,572,004
	UltraShort Dow 30 ProFund		5,253,863	(1,517,957)
	UltraShort NASDAQ-100 ProFund		16,914,624	3,019,181
	UltraShort International ProFund		(1,092,826)	(368,902)
	UltraShort Emerging Markets ProFund		7,858,585	4,079,916
	UltraShort Latin America ProFund		(7,788,356)	(311,351)
	UltraShort China ProFund		(1,900,962)	112,244
	UltraShort Japan ProFund		4,812,540	(1,311,808)
	Banks UltraSector ProFund		(3,903,049)	313,523
	Basic Materials UltraSector ProFund		(23,870,485)	(1,294,558)
	Biotechnology UltraSector ProFund		(8,720,760)	(2,763,046)
	Consumer Goods UltraSector ProFund		(598,725)	84,853
	Consumer Services UltraSector ProFund		(362,809)	40,885
	Financials UltraSector ProFund		(6,526,673)	518,478
	Health Care UltraSector ProFund		(966,669)	(35,040)
	Industrials UltraSector ProFund		(245,051)	94,592
	Internet UltraSector ProFund		220,415	(203,356)
	Mobile Telecommunications UltraSector ProFund		(1,823,854)	(156,703)
	Oil & Gas UltraSector ProFund		(34,097,612)	(1,292,365)
	Oil Equipment, Services & Distribution UltraSector ProFund		(12,452,764)	(347,009)
	Pharmaceuticals UltraSector ProFund		(719,214)	4,851
	Precious Metals UltraSector ProFund		(63,948,151)	6,898,846
	Real Estate UltraSector ProFund		(7,321,660)	1,103,906
	Semiconductor UltraSector ProFund		(641,246)	81,996
	Technology UltraSector ProFund		(143,725)	(15,196)
	Telecommunications UltraSector ProFund		(816,693)	182,977
	Utilities UltraSector ProFund		(5,700,444)	(62,036)
	Short Oil & Gas ProFund		5,889,176	402,158
	Short Precious Metals ProFund		1,517,809	(1,633,978)
	Short Real Estate ProFund		(7,515,547)	1,491,168

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2009

Primary Risk Exposure	Fund	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign Exchange Contracts	Rising U.S. Dollar ProFund Falling U.S. Dollar ProFund	Net realized gains (losses) on futures contracts and forward currency contracts/change in net unrealized appreciation/depreciation on investments	$(529,208 (3,080,802	) )	$(295,994 577,636)

Interest Rate Contracts	U.S. Government Plus ProFund Rising Rates Opportunity 10 ProFund Rising Rates Opportunity ProFund	Net realized gains (losses) on investment securities*, futures contracts and swap agreements/change in unrealized appreciation/ depreciation on investments	1,929,289 (1,989,525 (5,745,643	) )	575,512 (772,471 (10,130,454	) )

*	For options purchased.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

In addition to the ProFunds included in this report, the Advisor serves as the investment advisor for each additional active Fund in the ProFunds, Access One and ProShares Trusts (other trusts in the Fund Complex advised by the Advisor or an affiliate) not included in this report.

Expenses directly attributable to a ProFund are charged to that ProFund, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another reasonable basis. Expenses which are attributable to funds of the ProFunds, Access One and ProShares Trusts are allocated across the ProFunds, Access One and ProShares Trusts based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of a ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Distributions to Shareholders

Each of the ProFunds (except Real Estate UltraSector ProFund and U.S. Government Plus ProFund) intends to declare and distribute net investment income at least annually. Real Estate UltraSector ProFund declares and pays dividends from net investment income quarterly. U.S. Government Plus ProFund declares dividends from net investment income daily and pays dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2009

on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability.

The Mid-Cap ProFund, Small-Cap ProFund, NASDAQ-100 ProFund, Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraDow 30 ProFund, UltraInternational ProFund, UltraEmerging Markets ProFund, UltraLatin America ProFund, UltraChina ProFund, Short Small-Cap ProFund, Short NASDAQ-100 ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort International ProFund, UltraShort Emerging Markets ProFund, UltraShort Latin America ProFund, UltraShort China ProFund, UltraShort Japan ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Consumer Goods UltraSector ProFund, Consumer Services UltraSector ProFund, Financials UltraSector ProFund, Health Care UltraSector ProFund, Industrials UltraSector ProFund, Internet UltraSector ProFund, Mobile Telecommunications UltraSector ProFund, Oil & Gas UltraSector ProFund, Oil Equipment, Services & Distribution UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund, Short Real Estate ProFund, U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund, Rising Rates Opportunity ProFund, Rising U.S. Dollar ProFund and Falling U.S. Dollar ProFund have a tax year end of October 31st. The remaining ProFunds have a calendar tax year end.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the ProFunds’ tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. The FIN 48 analysis included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and any interim tax period since then, as applicable). FIN 48 did not impact the ProFunds’ net assets or results of operations during the period.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as “Fees paid indirectly.”

New Accounting Standards

The ProFunds have adopted the following new accounting standard and position issued by the Financial Accounting Standards Board.

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the ProFunds’ derivative and hedging activities, including how such activities are accounted for and their effect on the ProFunds’ financial position, performance and cash flows. The ProFunds adopted SFAS 161 in the current reporting period, and the required disclosures are included in the Derivative Instruments Section of this Note 2 to the Financial Statements.

In April 2009, the FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS No. 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. The ProFunds adopted FSP 157-4 in the current reporting period, and the required disclosures are included in each ProFund’s Schedule of Portfolio Investments.

3.	Fees and Transactions with Affiliates

The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds (excluding NASDAQ-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund) each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund. The NASDAQ-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund pay the Advisor a fee at an annualized rate of 0.70%, 0.90%, 0.90% and 0.50% of the average daily net assets of each respective ProFund.

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2009

In addition, subject to the condition that the aggregate daily net assets of ProFunds and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual Fund: 0.025% of the ProFund’s daily net asset value from $500 million to $1 billion, 0.05% of the ProFund’s daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds for which it receives additional fees. As transfer agent for the ProFunds, Citi receives a base fee, account and service charges and reimbursement of certain expenses. As fund accounting agent for the ProFunds, Citi receives an annual fee based on the ProFunds and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund may pay financial intermediaries such as broker-dealers, investment advisors (“Authorized Firms”) and ProFunds Distributors, Inc. up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares. Deutsche Investment Management Americas, Inc. (“DIMA”) is the investment advisor to the Cash Management Portfolio in which the Money Market ProFund, another portfolio in the Trust, invests its assets. DIMA has committed to provide ProFunds Distributors, Inc. with additional resources to enhance the visibility and distribution of the Money Market ProFund and other funds in the Trust, given that the sale of shares of the funds in the Trust is likely to increase the size of the Money Market ProFund.

Under the Plan, Class A shares are authorized to pay a fee at an annual rate not to exceed 0.40% of each ProFund’s average daily net assets attributable to Class A shares as compensation for service and distribution-related activities and for shareholder services in accordance with applicable law. Currently, the Trustees have approved the payment of up to 0.25% of each ProFund’s average daily net assets attributable to Class A shares as compensation for shareholder services and have authorized no payments as compensation for service and distribution-related activities with respect to Class A shares. The Trustees may approve additional payments for service and distribution-related services when the Trustees believe that it is in, or not opposed to, the best interest of Class A shareholders to do so.

The Distributor did not receive any commissions from the sale of Class A Shares of the Funds during the fiscal year ended July 31, 2009.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly fee as reflected on the Statements of Operations as “Service fees.”

The ProFunds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as “Administrative services fees.”

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. Prior to January 1, 2009, the Trust, together with the Access One and ProShares Trusts, paid each Independent Trustee compensation for his services as Trustee at the annual rate of $108,000. Independent Trustees also received $5,000 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $2,000 for attending each telephonic meeting. Effective January 1, 2009, the Trust, together with the Access One and ProShares Trusts, will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $133,500. Independent Trustees will also receive $6,375 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $158,500 ($317,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds, Access One and ProShares Trusts for the year ended July 31, 2009. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statements of Operations as “Compliance services fees.”

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2009

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the periods listed below in order to limit the annual operating expenses as follows:

	For the Period December 1, 2008 through November 30, 2009			For the Period December 1, 2007 through November 30, 2008
	Investor Class	Service Class	Class A	Investor Class	Service Class	Class A
Bull ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Mid-Cap ProFund	1.68%	2.68%	N/A	1.58%	2.58%	N/A
Small-Cap ProFund	1.68%	2.68%	N/A	1.49%	2.49%	N/A
NASDAQ-100 ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Large-Cap Value ProFund	1.68%	2.68%	N/A	1.95%	2.95%	N/A
Large-Cap Growth ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Mid-Cap Value ProFund	1.68%	2.68%	N/A	1.95%	2.95%	N/A
Mid-Cap Growth ProFund	1.68%	2.68%	N/A	1.95%	2.95%	N/A
Small-Cap Value ProFund	1.68%	2.68%	N/A	1.49%	2.49%	N/A
Small-Cap Growth ProFund	1.68%	2.68%	N/A	1.49%	2.49%	N/A
Europe 30 ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraBull ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraMid-Cap ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraSmall-Cap ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraDow 30 ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraNASDAQ-100 ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraInternational ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraEmerging Markets ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraLatin America ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraChina ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraJapan ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Bear ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Short Small-Cap ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Short NASDAQ-100 ProFund	1.68%	2.68%	N/A	1.95%	2.95%	N/A
UltraBear ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraShort Mid-Cap ProFund	1.95%	2.95%	N/A	1.58%	2.58%	N/A
UltraShort Small-Cap ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraShort Dow 30 ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraShort NASDAQ-100 ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraShort International ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraShort Emerging Markets ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraShort Latin America ProFund	1.68%	2.68%	N/A	1.95%	2.95%	N/A
UltraShort China ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraShort Japan ProFund	1.68%	2.68%	N/A	1.58%	2.58%	N/A
Banks UltraSector ProFund	1.68%	2.68%	N/A	1.55%	2.55%	N/A
Basic Materials UltraSector ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Biotechnology UltraSector ProFund	1.95%	2.95%	N/A	1.55%	2.55%	N/A
Consumer Goods UltraSector ProFund	1.68%	2.68%	N/A	1.55%	2.55%	N/A
Consumer Services UltraSector ProFund	1.68%	2.68%	N/A	1.55%	2.55%	N/A
Financials UltraSector ProFund	1.68%	2.68%	N/A	1.55%	2.55%	N/A
Health Care UltraSector ProFund	1.68%	2.68%	N/A	1.55%	2.55%	N/A
Industrials UltraSector ProFund	1.68%	2.68%	N/A	1.55%	2.55%	N/A
Internet UltraSector ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Mobile Telecommunications UltraSector ProFund	1.68%	2.68%	N/A	1.55%	2.55%	N/A
Oil & Gas UltraSector ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Oil Equipment, Services & Distribution UltraSector ProFund	1.95%	2.95%	N/A	1.55%	2.55%	N/A
Pharmaceuticals UltraSector ProFund	1.68%	2.68%	N/A	1.55%	2.55%	N/A
Precious Metals UltraSector ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Real Estate UltraSector ProFund	1.68%	2.68%	N/A	1.95%	2.95%	N/A

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2009

	For the Period December 1, 2008 through November 30, 2009			For the Period December 1, 2007 through November 30, 2008
	Investor Class	Service Class	Class A	Investor Class	Service Class	Class A
Semiconductor UltraSector ProFund	1.68%	2.68%	N/A	1.55%	2.55%	N/A
Technology UltraSector ProFund	1.68%	2.68%	N/A	1.55%	2.55%	N/A
Telecommunications UltraSector ProFund	1.68%	2.68%	N/A	1.95%	2.95%	N/A
Utilities UltraSector ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Short Oil & Gas ProFund	1.95%	2.95%	N/A	1.55%	2.55%	N/A
Short Precious Metals ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Short Real Estate ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
U.S. Government Plus ProFund	1.70%	2.70%	1.95%	1.70%	2.70%	1.95%
Rising Rates Opportunity 10 ProFund	1.68%	2.68%	1.93%	1.95%	2.95%	2.20%
Rising Rates Opportunity ProFund	1.95%	2.95%	2.20%	1.95%	2.95%	2.20%
Rising U.S. Dollar ProFund	1.68%	2.68%	N/A	1.49%	2.49%	N/A
Falling U.S. Dollar ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statements of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of July 31, 2009, the recoupments that may potentially be made by the ProFunds are as follows:

	Expires 12/31/09	Expires 11/30/10	Expires 11/30/11	Expires 11/30/12	Total
Mid-Cap ProFund	$—	$—	$41,798	$33,272	$75,070
Small-Cap ProFund	—	—	47,048	108,139	155,187
Large-Cap Value ProFund	—	—	—	17,694	17,694
Mid-Cap Value ProFund	—	—	—	13,241	13,241
Small-Cap Value ProFund	—	48,462	74,794	89,906	213,162
Small-Cap Growth ProFund	—	25,544	67,469	46,444	139,457
Europe 30 ProFund	—	—	4,488	2,194	6,682
UltraChina ProFund	—	—	12,244	—	12,244
Bear ProFund	—	33,297	—	—	33,297
Short NASDAQ-100 ProFund	—	19,375	—	13,018	32,393
UltraShort Mid-Cap ProFund	2,226	20,113	20,787	—	43,126
UltraShort Small-Cap ProFund	—	—	—	92,881	92,881
UltraShort Dow 30 ProFund	—	—	—	1,104	1,104
UltraShort Emerging Markets ProFund	—	—	—	14,222	14,222
UltraShort Latin America ProFund	—	—	20,283	20,399	40,682
UltraShort China ProFund	—	—	21,291	33,947	55,238
UltraShort Japan ProFund	11,527	931	28,677	31,985	73,120
Banks UltraSector ProFund	18,806	34,627	40,263	26,865	120,561
Biotechnology UltraSector ProFund	—	291	18,779	—	19,070
Consumer Goods UltraSector ProFund	20,511	42,657	52,141	24,713	140,022
Consumer Services UltraSector ProFund	23,838	51,387	46,132	23,521	144,878
Financials UltraSector ProFund	—	—	66,612	40,162	106,774
Health Care UltraSector ProFund	15,785	13,263	45,511	43,212	117,771
Industrials UltraSector ProFund	24,286	49,972	62,886	28,124	165,268
Internet UltraSector ProFund	—	—	—	4,224	4,224
Mobile Telecommunications UltraSector ProFund	—	—	33,000	25,340	58,340
Oil Equipment, Services & Distribution UltraSector ProFund	—	—	5,380	12,154	17,534
Pharmaceuticals UltraSector ProFund	11,859	8,879	37,807	24,572	83,117
Real Estate UltraSector ProFund	1,162	—	—	23,583	24,745
Semiconductor UltraSector ProFund	—	13,084	37,962	24,823	75,869
Technology UltraSector ProFund	7,297	29,294	47,823	43,933	128,347
Telecommunications UltraSector ProFund	3,663	—	10,873	27,335	41,871

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2009

	Expires 12/31/09	Expires 11/30/10	Expires 11/30/11	Expires 11/30/12	Total
Utilities UltraSector ProFund	$—	$—	$—	$5,517	$5,517
Short Oil & Gas ProFund	—	—	37,029	24,133	61,162
Rising U.S. Dollar ProFund	—	46,534	36,302	44,792	127,628

During the year ended July 31, 2009, the Advisor voluntarily contributed capital of $70,159 in the UltraInternational ProFund in connection with an investment valuation adjustment, as well as $780,309 and $460,030 in the UltraDow 30 and Short NASDAQ-100 ProFunds, respectively, in connection with a reimbursement to the funds as a result of incorrect shareholder trade information that was used to position the investment portfolio. The impact to the net asset value and total return is disclosed in the respective ProFund’s Financial Highlights.

4.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended July 31, 2009 were as follows:

	Purchases	Sales
Bull ProFund	$513,595,221	$487,874,573
Mid-Cap ProFund	62,950,080	64,193,891
Small-Cap ProFund	101,429,021	173,906,695
NASDAQ-100 ProFund	472,555,359	408,822,022
Large-Cap Value ProFund	182,876,860	191,445,771
Large-Cap Growth ProFund	85,953,309	77,921,090
Mid-Cap Value ProFund	91,024,028	103,719,896
Mid-Cap Growth ProFund	93,644,652	110,066,339
Small-Cap Value ProFund	315,400,299	267,890,408
Small-Cap Growth ProFund	129,245,699	134,139,192
Europe 30 ProFund	119,185,421	114,124,962
UltraBull ProFund	364,364,774	367,568,029
UltraMid-Cap ProFund	90,753,648	106,868,575
UltraSmall-Cap ProFund	51,098,541	69,116,555
UltraDow 30 ProFund	28,010,470	33,352,998
UltraNASDAQ-100 ProFund	278,963,459	312,994,320
UltraEmerging Markets ProFund	22,506,313	62,414,659
UltraLatin America ProFund	118,528,763	101,941,045
UltraChina ProFund	62,224,525	38,672,080
Banks UltraSector ProFund	108,223,817	107,749,021
Basic Materials UltraSector ProFund	91,400,874	102,997,340
Biotechnology UltraSector ProFund	116,309,484	142,440,041
Consumer Goods UltraSector ProFund	19,037,564	15,472,159
Consumer Services UltraSector ProFund	5,078,303	4,343,496
Financials UltraSector ProFund	51,041,109	48,853,292
Health Care UltraSector ProFund	62,593,576	64,427,897
Industrials UltraSector ProFund	5,484,315	5,035,908
Internet UltraSector ProFund	59,425,640	52,572,169
Mobile Telecommunications UltraSector ProFund	32,608,797	32,847,245
Oil & Gas UltraSector ProFund	17,166,693	51,761,532
Oil Equipment, Services & Distribution UltraSector ProFund	73,546,694	82,220,054
Pharmaceuticals UltraSector ProFund	24,925,434	22,827,317
Real Estate UltraSector ProFund	27,988,740	29,193,468
Semiconductor UltraSector ProFund	47,078,010	41,828,619
Technology UltraSector ProFund	43,217,388	37,226,788
Telecommunications UltraSector ProFund	21,666,688	22,223,388
Utilities UltraSector ProFund	74,603,927	85,967,525

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended July 31, 2009 were as follows:

	Purchases	Sales
U.S. Government Plus ProFund	$931,320,896	$933,736,000

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2009

5.	Investment Risks

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund will be more susceptible to risks associated with that concentration than a ProFund that is more diversified. With respect to the UltraSector ProFunds, a ProFund may have significant exposure to an individual company that constitutes a significant portion of that ProFund’s benchmark index. Such a ProFund will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedules of Portfolio Investments include information on each ProFund’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective. A number of factors may adversely affect a ProFund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A ProFund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund may be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFunds’ ability to meet their daily investment objective on that day. Each ProFund seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund’s daily investment objective.

Certain ProFunds are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These ProFunds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFunds’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a ProFund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Counterparty Risk

The ProFunds will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds. The ProFunds structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options on stock indexes and short sales, all may be used to create leverage. While only certain ProFunds employ leverage to the extent that the ProFunds’ exposure to the markets exceed the net assets of the ProFund, all of the ProFunds may use leveraged investment techniques to achieve its investment objective.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

Please refer to the Prospectus and the Statement of Additional Information for additional description of the risks associated with the ProFunds, including graphs which illustrate the impact of leverage and index volatility on Fund performance.

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2009

6.	Federal Income Tax Information

As of the latest tax year end for each ProFund, as noted below, the following ProFunds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2009	Expires 2010	Expires 2011	Expires 2012	Expires 2013	Expires 2014	Expires 2015	Expires 2016	Total

December 31 tax year end ProFunds
Bull ProFund	$—	$—	$14,135,047	$5,754,932	$—	$—	$—	$7,254,455	$27,144,434
Europe 30 ProFund	—	—	—	—	—	—	—	2,424,273	2,424,273
UltraBull ProFund	4,660,793	40,128,771	—	—	—	—	—	72,977,556	117,767,120
UltraNASDAQ-100 ProFund	816,164,498	463,333,932	100,222,717	—	26,502,881	46,825,810	14,838,793	229,553,000	1,697,441,631
UltraJapan ProFund	—	—	—	—	—	29,811,994	19,441,046	58,133,440	107,386,480
UltraBear ProFund	—	—	—	—	—	9,327,306	28,548,861	—	37,876,167
UltraShort NASDAQ-100 ProFund	—	—	91,148,174	54,766,192	21,312,254	40,417,926	54,052,522	—	261,697,068

October 31 tax year end ProFunds
Mid-Cap ProFund	—	—	—	—	—	—	—	602,673	602,673
Small-Cap ProFund	—	—	—	—	—	—	—	11,755,668	11,755,668
NASDAQ-100 ProFund	—	—	—	—	—	—	—	9,891,109	9,891,109
Large-Cap Value ProFund	—	—	—	—	—	—	—	1,996,785	1,996,785
Large-Cap Growth ProFund	—	—	—	—	—	—	725,763	5,158,324	5,884,087
Mid-Cap Value ProFund	—	—	—	—	—	—	—	955,878	955,878
Mid-Cap Growth ProFund	—	—	—	—	—	—	—	15,979,198	15,979,198
Small-Cap Growth ProFund	—	—	—	—	—	—	—	839,241	839,241
UltraMid-Cap ProFund	—	551,622	4,387,266	2,891,942	—	—	—	37,058,022	44,888,852
UltraSmall-Cap ProFund	—	—	—	—	—	—	—	53,588,173	53,588,173
UltraDow 30 ProFund	—	—	—	—	—	—	—	22,053,284	22,053,284
UltraInternational ProFund	—	—	—	—	—	—	—	28,569,839	28,569,839
UltraEmerging Markets ProFund	—	—	—	—	—	—	—	255,684,868	255,684,868
UltraLatin America ProFund	—	—	—	—	—	—	—	28,356,484	28,356,484
UltraChina ProFund	—	—	—	—	—	—	—	9,984,108	9,984,108
Short Small-Cap ProFund	—	—	11,229,869	13,609,742	5,119,102	12,406,054	4,131,511	—	46,496,278
Short NASDAQ-100 ProFund	—	—	8,928,878	11,685,825	2,037,409	2,959,743	4,938,350	—	30,550,205
UltraShort Mid-Cap ProFund	—	—	—	—	—	—	3,559,632	—	3,559,632

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2009

	Expires 2009	Expires 2010	Expires 2011	Expires 2012	Expires 2013	Expires 2014	Expires 2015	Expires 2016	Total
UltraShort Small-Cap ProFund	$—	$—	$—	$—	$—	$16,741,157	$49,600,274	$—	$66,341,431
UltraShort International ProFund	—	—	—	—	—	—	13,157,329	—	13,157,329
UltraShort Emerging Markets ProFund	—	—	—	—	—	—	53,150,579	—	53,150,579
Banks UltraSector ProFund	—	—	—	140,374	—	—	507,397	8,475,316	9,123,087
Basic Materials UltraSector ProFund	—	—	—	—	2,434,151	456,160	—	30,847,431	33,737,742
Biotechnology UltraSector ProFund	2,901,084	5,470,800	663,988	1,378,292	—	2,533,950	—	8,092,040	21,040,154
Consumer Goods UltraSector ProFund	—	—	—	30,815	—	—	217,113	2,475,950	2,723,878
Consumer Services UltraSector ProFund	—	—	—	—	—	—	145,952	1,129,364	1,275,316
Financials UltraSector ProFund	2,440,969	404,797	868,632	1,141,098	246,857	—	—	9,037,971	14,140,324
Health Care UltraSector ProFund	—	4,516,833	577,068	938,752	—	—	—	5,294,163	11,326,816
Industrials UltraSector ProFund	—	—	—	3,358,655	—	—	597,830	2,924,822	6,881,307
Internet UltraSector ProFund	—	—	—	4,310,127	—	144,969	—	2,601,471	7,056,567
Mobile Telecommunications UltraSector ProFund	—	—	—	—	—	273,931	3,305,705	4,336,772	7,916,408
Oil & Gas UltraSector ProFund	—	—	—	—	—	—	—	27,274,926	27,274,926
Oil Equipment, Services & Distribution UltraSector ProFund	—	—	—	—	—	—	—	21,978,122	21,978,122
Pharmaceuticals UltraSector ProFund	—	650,749	2,203,059	1,307,698	481,679	—	1,440,695	899,662	6,983,542
Precious Metals UltraSector ProFund	—	—	—	—	—	—	—	138,730,414	138,730,414
Real Estate UltraSector ProFund	—	—	—	3,933,165	—	—	7,146,925	14,262,294	25,342,384
Semiconductor UltraSector ProFund	1,714,066	3,163,744	—	12,540,443	3,424,745	8,625,195	33,063	4,305,713	33,806,969
Technology UltraSector ProFund	3,068,528	3,453,943	—	1,316,092	—	503,224	—	7,368,122	15,709,909
Telecommunications UltraSector ProFund	—	—	—	—	—	—	—	2,148,959	2,148,959
Utilities UltraSector ProFund	—	—	—	—	—	—	—	14,990,823	14,990,823
Short Oil & Gas ProFund	—	—	—	—	—	1,723,190	4,979,541	—	6,702,731
Short Precious Metals ProFund	—	—	—	—	—	—	2,229,646	—	2,229,646
Rising Rates Opportunity 10 ProFund	—	—	—	—	—	—	2,018,636	1,694,854	3,713,490
Rising Rates Opportunity ProFund	—	—	—	33,930,240	71,359,904	—	16,426,693	21,258,611	142,975,448
Falling U.S. Dollar ProFund	—	—	—	—	—	—	—	5,411,441	5,411,441

Under current tax law, capital and foreign currency losses realized after October 31 may be deferred and treated as occurring on the first business day of the following tax fiscal year. The following ProFunds had deferred losses, which will be treated as arising on the first day of the tax fiscal year ended December 31, 2009:

Post-October Losses

December 31, 2008
Bull ProFund	$3,371,612
UltraBull ProFund	10,245,928
UltraNASDAQ-100 ProFund	31,023,173
UltraJapan ProFund	2,437,088
Bear ProFund	10,055,259
UltraBear ProFund	47,682,786
UltraShort NASDAQ-100 ProFund	14,127,957

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2009

The tax character of dividends paid to shareholders during the applicable tax year ended in 2008, as noted below, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
December 31, 2008
Bull ProFund	$384,578	$—	$384,578	$18,832	$403,410
Europe 30 ProFund	84,568	173,595	258,163	199	258,362
UltraBull ProFund	639,117	—	639,117	2,808	641,925
UltraJapan ProFund	190,133	—	190,133	63,107	253,240
Bear ProFund	1,213,104	1,749,763	2,962,867	—	2,962,867
UltraBear ProFund	274,417	—	274,417	451,681	726,098
UltraShort NASDAQ-100 ProFund	391,213	—	391,213	179,783	570,996

October 31, 2008
Mid-Cap ProFund	—	251,959	251,959	11,622	263,581
Small-Cap ProFund	63,827	95,110	158,937	—	158,937
NASDAQ-100 ProFund	502,429	—	502,429	—	502,429
Large-Cap Value ProFund	1,524,694	531,895	2,056,589	—	2,056,589
Mid-Cap Value ProFund	131,649	99,430	231,079	608	231,687
Mid-Cap Growth ProFund	1,201,891	436,734	1,638,625	—	1,638,625
Small-Cap Value ProFund	12,062	90,721	102,783	—	102,783
Small-Cap Growth ProFund	428,567	212,919	641,486	—	641,486
UltraMid-Cap ProFund	473,991	—	473,991	19,052	493,043
UltraSmall-Cap ProFund	44,894	—	44,894	21,975	66,869
UltraDow 30 ProFund	335,718	70,278	405,996	—	405,996
UltraInternational ProFund	236,738	—	236,738	—	236,738
UltraEmerging Markets ProFund	91,716,279	—	91,716,279	—	91,716,279
UltraLatin America ProFund	400,652	—	400,652	—	400,652
Short Small-Cap ProFund	862,622	—	862,622	—	862,622
Short NASDAQ-100 ProFund	653,008	—	653,008	—	653,008
UltraShort Mid-Cap ProFund	612,759	—	612,759	—	612,759
UltraShort Small-Cap ProFund	6,729,813	—	6,729,813	—	6,729,813
UltraShort Dow 30 ProFund	672,433	—	672,433	—	672,433
UltraShort International ProFund	1,214,919	—	1,214,919	—	1,214,919
UltraShort Emerging Markets ProFund	2,425,341	—	2,425,341	—	2,425,341
UltraShort Latin America ProFund	10,224	—	10,224	—	10,224
UltraShort Japan ProFund	314,674	—	314,674	—	314,674
Banks UltraSector ProFund	127,240	—	127,240	—	127,240
Basic Materials UltraSector ProFund	503,898	—	503,898	—	503,898
Consumer Goods UltraSector ProFund	86,734	—	86,734	—	86,734
Consumer Services UltraSector ProFund	1,635	—	1,635	4,365	6,000
Financials UltraSector ProFund	193,424	—	193,424	—	193,424
Health Care UltraSector ProFund	132,350	—	132,350	—	132,350
Industrials UltraSector ProFund	85,958	—	85,958	—	85,958
Mobile Telecommunications UltraSector ProFund	25,178	—	25,178	—	25,178
Oil & Gas UltraSector ProFund	4,392,910	415,466	4,808,376	12,129	4,820,505
Oil Equipment, Services & Distribution UltraSector ProFund	782,352	2,511	784,863	5,024	789,887
Pharmaceuticals UltraSector ProFund	205,242	—	205,242	—	205,242
Precious Metals UltraSector ProFund	8,484,695	—	8,484,695	—	8,484,695
Real Estate UltraSector ProFund	123,487	—	123,487	156,784	280,271
Semiconductor UltraSector ProFund	58,491	—	58,491	—	58,491
Technology UltraSector ProFund	31,740	—	31,740	—	31,740
Telecommunications UltraSector ProFund	1,780,901	1,147,907	2,928,808	—	2,928,808
Utilities UltraSector ProFund	321,473	—	321,473	—	321,473
Short Oil & Gas ProFund	613,940	—	613,940	—	613,940
Short Precious Metals ProFund	965,662	—	965,662	—	965,662

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2009

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
Short Real Estate ProFund	$3,864,348	$—	$3,864,348	$—	$3,864,348
U.S. Government Plus ProFund	1,297,173	—	1,297,173	—	1,297,173
Rising Rates Opportunity 10 ProFund	649,143	—	649,143	—	649,143
Rising Rates Opportunity ProFund	4,612,628	—	4,612,628	—	4,612,628
Rising U.S. Dollar ProFund	515,243	85,642	600,885	—	600,885
Falling U.S. Dollar ProFund	2,532,490	4,099,402	6,631,892	—	6,631,892

The tax character of dividends paid to shareholders during the applicable tax year ended in 2007, as noted below, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
December 31, 2007
Bull ProFund	$323,275	$—	$323,275	$—	$323,275
Europe 30 ProFund	1,109,277	—	1,109,277	—	1,109,277
UltraBull ProFund	3,034,387	—	3,034,387	—	3,034,387
UltraJapan ProFund	4,737,489	—	4,737,489	7,876	4,745,365
Bear ProFund	1,494,718	—	1,494,718	10,799	1,505,517
UltraBear ProFund	4,279,860	—	4,279,860	2,310	4,282,170
UltraShort NASDAQ-100 ProFund	5,270,471	—	5,270,471	12,482	5,282,953

October 31, 2007
Mid-Cap ProFund	43,716	—	43,716	—	43,716
Small-Cap ProFund	234,433	106,955	341,388	—	341,388
NASDAQ-100 ProFund	—	786,513	786,513	—	786,513
Large-Cap Value ProFund	1,043,009	—	1,043,009	—	1,043,009
Large-Cap Growth ProFund	593,556	238,399	831,955	22,345	854,300
Mid-Cap Value ProFund	187,993	205,351	393,344	—	393,344
Mid-Cap Growth ProFund	9,441	—	9,441	—	9,441
UltraMid-Cap ProFund	786,457	—	786,457	—	786,457
UltraSmall-Cap ProFund	303,744	—	303,744	—	303,744
UltraDow 30 ProFund	202,989	160,137	363,126	—	363,126
UltraInternational ProFund	888,811	—	888,811	—	888,811
UltraEmerging Markets ProFund	1,645,665	—	1,645,665	—	1,645,665
Short Small-Cap ProFund	1,375,557	—	1,375,557	—	1,375,557
Short NASDAQ-100 ProFund	1,485,678	—	1,485,678	—	1,485,678
UltraShort Mid-Cap ProFund	711,312	—	711,312	—	711,312
UltraShort Small-Cap ProFund	7,106,134	—	7,106,134	—	7,106,134
UltraShort Dow 30 ProFund	689,013	—	689,013	—	689,013
UltraShort International ProFund	1,944,564	—	1,944,564	—	1,944,564
UltraShort Emerging Markets ProFund	1,074,770	—	1,074,770	—	1,074,770
UltraShort Japan ProFund	214,231	—	214,231	—	214,231
Banks UltraSector ProFund	159,815	—	159,815	—	159,815
Basic Materials UltraSector ProFund	639,489	—	639,489	—	639,489
Consumer Goods UltraSector ProFund	64,018	—	64,018	—	64,018
Consumer Services UltraSector ProFund	230,654	2,325	232,979	—	232,979
Financials UltraSector ProFund	503,093	—	503,093	—	503,093
Health Care UltraSector ProFund	84,424	—	84,424	—	84,424
Industrials UltraSector ProFund	31,298	—	31,298	—	31,298
Internet UltraSector ProFund	341,247	—	341,247	—	341,247
Mobile Telecommunications UltraSector ProFund	4,522	—	4,522	—	4,522
Oil & Gas UltraSector ProFund	229,543	—	229,543	—	229,543
Oil Equipment, Services & Distribution UltraSector ProFund	34,404	—	34,404	—	34,404
Pharmaceuticals UltraSector ProFund	522,882	—	522,882	—	522,882
Precious Metals UltraSector ProFund	7,419,223	—	7,419,223	—	7,419,223

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2009

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
Real Estate UltraSector ProFund	$1,718,179	$—	$1,718,179	$—	$1,718,179
Semiconductor UltraSector ProFund	28,794	—	28,794	—	28,794
Telecommunications UltraSector ProFund	411,944	—	411,944	—	411,944
Utilities UltraSector ProFund	2,616,071	559,075	3,175,146	—	3,175,146
Short Oil & Gas ProFund	698,493	—	698,493	—	698,493
Short Precious Metals ProFund	185,143	—	185,143	—	185,143
Short Real Estate ProFund	2,944,610	—	2,944,610	—	2,944,610
U.S. Government Plus ProFund	1,996,320	—	1,996,320	—	1,996,320
Rising Rates Opportunity 10 ProFund	364,628	—	364,628	—	364,628
Rising Rates Opportunity ProFund	15,468,016	—	15,468,016	—	15,468,016
Rising U.S. Dollar ProFund	803,611	—	803,611	—	803,611
Falling U.S. Dollar ProFund	2,326,019	—	2,326,019	—	2,326,019

As of the latest tax year end, as noted below, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
December 31, 2008
Bull ProFund	$—	$—	$—	$(30,516,046)	$(19,197,307)	$(49,713,353)
Europe 30 ProFund	—	—	—	(2,424,273)	(3,625,521)	(6,049,794)
UltraBull ProFund	—	—	—	(128,013,048)	(30,146,484)	(158,159,532)
UltraNASDAQ-100 ProFund	—	—	—	(1,728,464,804)	(39,484,025)	(1,767,948,829)
UltraJapan ProFund	—	—	—	(109,823,568)	75,711	(109,747,857)
Bear ProFund	—	—	—	(10,055,259)	(1,605,092)	(11,660,351)
UltraBear ProFund	—	—	—	(85,558,953)	(9,577,753)	(95,136,706)
UltraShort NASDAQ-100 ProFund	—	—	—	(275,825,025)	(2,992,117)	(278,817,142)

October 31, 2008
Mid-Cap ProFund	—	—	—	(602,673)	(900,734)	(1,503,407)
Small-Cap ProFund	51,758	—	—	(11,755,668)	(3,344,416)	(15,048,326)
NASDAQ-100 ProFund	—	—	—	(9,891,109)	(2,576,955)	(12,468,064)
Large-Cap Value ProFund	186,015	—	—	(1,996,785)	(3,864,280)	(5,675,050)
Large-Cap Growth ProFund	—	—	—	(5,884,087)	(1,526,605)	(7,410,692)
Mid-Cap Value ProFund	—	—	—	(955,878)	(3,305,163)	(4,261,041)
Mid-Cap Growth ProFund	—	—	—	(15,979,198)	(1,512,377)	(17,491,575)
Small-Cap Value ProFund	149,061	20,423	—	—	(34,437,771)	(34,268,287)
Small-Cap Growth ProFund	—	—	—	(839,241)	(3,705,134)	(4,544,375)
UltraMid-Cap ProFund	—	—	—	(44,888,852)	(3,906,370)	(48,795,222)
UltraSmall-Cap ProFund	—	—	—	(53,588,173)	(5,285,986)	(58,874,159)
UltraDow 30 ProFund	186,037	—	—	(22,053,284)	(1,730,483)	(23,597,730)
UltraInternational ProFund	120,595	—	—	(28,569,839)	123,325	(28,325,919)
UltraEmerging Markets ProFund	1,930,587	—	—	(255,684,868)	(31,048,923)	(284,803,204)
UltraLatin America ProFund	162,361	—	—	(28,356,484)	(7,862,976)	(36,057,099)
UltraChina ProFund	7,921	—	—	(9,984,108)	(3,087,461)	(13,063,648)
Short Small-Cap ProFund	95,813	—	—	(46,496,278)	(926,045)	(47,326,510)
Short NASDAQ-100 ProFund	31,126	—	—	(30,550,205)	(671,466)	(31,190,545)
UltraShort Mid-Cap ProFund	101,500	—	—	(3,559,632)	(2,821,821)	(6,279,953)

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2009

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
UltraShort Small-Cap ProFund	$1,360,702	$—	$—	$(66,341,431)	$(4,054,962)	$(69,035,691)
UltraShort Dow 30 ProFund	—	101,408	—	—	(805,413)	(704,005)
UltraShort International ProFund	207,735	—	—	(13,157,329)	(14,876,072)	(27,825,666)
UltraShort Emerging Markets ProFund	274,584	—	—	(53,150,579)	(8,364,199)	(61,240,194)
UltraShort Latin America ProFund	—	—	—	—	(1,819,351)	(1,819,351)
UltraShort China ProFund	—	—	—	—	(841,703)	(841,703)
UltraShort Japan ProFund	—	—	—	—	6,643,173	6,643,173
Banks UltraSector ProFund	295,127	—	—	(9,123,087)	(3,083,999)	(11,911,959)
Basic Materials UltraSector ProFund	171,080	—	—	(33,737,742)	(21,952,526)	(55,519,188)
Biotechnology UltraSector ProFund	—	—	—	(21,040,154)	733,269	(20,306,885)
Consumer Goods UltraSector ProFund	19,052	—	—	(2,723,878)	(17,399)	(2,722,225)
Consumer Services UltraSector ProFund	—	—	—	(1,275,316)	(246,353)	(1,521,669)
Financials UltraSector ProFund	152,527	—	—	(14,140,324)	(5,137,931)	(19,125,728)
Health Care UltraSector ProFund	52,052	—	—	(11,326,816)	(251,662)	(11,526,426)
Industrials UltraSector ProFund	7,495	—	—	(6,881,307)	(212,257)	(7,086,069)
Internet UltraSector ProFund	—	—	—	(7,056,567)	(358,765)	(7,415,332)
Mobile Telecommunications UltraSector ProFund	—	—	—	(7,916,408)	(3,447,288)	(11,363,696)
Oil & Gas UltraSector ProFund	—	—	—	(27,274,926)	14,278,863	(12,996,063)
Oil Equipment, Services & Distribution UltraSector ProFund	—	—	—	(21,978,122)	(5,393,618)	(27,371,740)
Pharmaceuticals UltraSector ProFund	55,021	—	—	(6,983,542)	(435,866)	(7,364,387)
Precious Metals UltraSector ProFund	785,202	—	—	(138,730,414)	(5,128,842)	(143,074,054)
Real Estate UltraSector ProFund	—	—	—	(25,342,384)	(515,079)	(25,857,463)
Semiconductor UltraSector ProFund	8,400	—	—	(33,806,969)	(3,019,611)	(36,818,180)
Technology UltraSector ProFund	—	—	—	(15,709,909)	(525,739)	(16,235,648)
Telecommunications UltraSector ProFund	69,363	—	—	(2,148,959)	(883,654)	(2,963,250)
Utilities UltraSector ProFund	264,494	—	—	(14,990,823)	(297,350)	(15,023,679)
Short Oil & Gas ProFund	204,028	—	—	(6,702,731)	(2,346,864)	(8,845,567)
Short Precious Metals ProFund	96,394	—	—	(2,229,646)	(3,138,502)	(5,271,754)
Short Real Estate ProFund	2,180,489	—	—	—	(11,169,694)	(8,989,205)
U.S. Government Plus ProFund	—	—	(23,891)	—	(2,650,599)	(2,674,490)
Rising Rates Opportunity 10 ProFund	45,341	—	—	(3,713,490)	53,429	(3,614,720)
Rising Rates Opportunity ProFund	785,695	—	—	(142,975,448)	2,991,940	(139,197,813)
Rising U.S. Dollar ProFund	—	111,180	—	—	—	111,180
Falling U.S. Dollar ProFund	2,081,035	—	—	(5,411,441)	—	(3,330,406)

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2009

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax years.

At July 31, 2009, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bull ProFund	$46,127,077	$8,767,654	$(9,005,934)	$(238,280)
Mid-Cap ProFund	13,622,581	857,962	(584,158)	273,804
Small-Cap ProFund	19,969,274	1,600,694	(323,068)	1,277,626
NASDAQ-100 ProFund	135,640,201	11,022,669	(5,775,889)	5,246,780
Large-Cap Value ProFund	7,381,628	2,102,595	(1,941,160)	161,435
Large-Cap Growth ProFund	23,422,785	4,400,104	(2,185,202)	2,214,902
Mid-Cap Value ProFund	9,574,511	1,791,426	(2,699,044)	(907,618)
Mid-Cap Growth ProFund	19,475,724	2,942,983	(2,142,473)	800,510
Small-Cap Value ProFund	23,117,348	3,101,136	(3,944,614)	(843,478)
Small-Cap Growth ProFund	15,658,233	2,435,608	(4,050,846)	(1,615,238)
Europe 30 ProFund	12,379,403	1,793,773	(4,582,639)	(2,788,866)
UltraBull ProFund	78,838,810	8,471,174	(24,854,198)	(16,383,024)
UltraMid-Cap ProFund	29,857,430	3,987,673	(5,286,976)	(1,299,303)
UltraSmall-Cap ProFund	34,916,990	3,127,365	(2,187,821)	939,544
UltraDow 30 ProFund	14,076,729	2,506,662	(2,327,828)	178,834
UltraNASDAQ-100 ProFund	125,921,323	31,955,776	(45,864,087)	(13,908,311)
UltraInternational ProFund	19,484,000	—	—	—
UltraEmerging Markets ProFund	109,729,782	1,923,807	(16,546,838)	(14,623,031)
UltraLatin America ProFund	48,898,568	6,695,298	(8,991,999)	(2,296,701)
UltraChina ProFund	57,086,610	6,524,014	(4,160,831)	2,363,183
UltraJapan ProFund	23,229,000	—	—	—
Bear ProFund	74,188,530	—	(765)	(765)
Short Small-Cap ProFund	12,069,531	—	(363)	(363)
Short NASDAQ-100 ProFund	18,926,000	—	—	—
UltraBear ProFund	82,692,570	—	(1,785)	(1,785)
UltraShort Mid-Cap ProFund	6,174,000	—	—	—
UltraShort Small-Cap ProFund	49,335,900	—	(1,164)	(1,164)
UltraShort Dow 30 ProFund	12,211,000	—	—	—
UltraShort NASDAQ-100 ProFund	83,644,000	—	—	—
UltraShort International ProFund	10,076,000	—	—	—
UltraShort Emerging Markets ProFund	9,048,000	—	—	—
UltraShort Latin America ProFund	11,178,000	—	—	—
UltraShort China ProFund	4,056,000	—	—	—
UltraShort Japan ProFund	6,596,700	—	(4,325)	(4,325)
Banks UltraSector ProFund	15,920,244	4,679,435	(5,573,615)	(894,180)
Basic Materials UltraSector ProFund	48,975,163	7,544,405	(19,239,819)	(11,695,414)
Biotechnology UltraSector ProFund	15,165,574	4,702,036	(3,300,164)	1,401,872
Consumer Goods UltraSector ProFund	5,898,591	184,413	(46,915)	137,498
Consumer Services UltraSector ProFund	2,798,404	195,025	(338,907)	(143,882)
Financials UltraSector ProFund	16,099,869	2,086,909	(6,315,115)	(4,228,206)
Health Care UltraSector ProFund	8,161,383	842,137	(1,197,290)	(355,153)
Industrials UltraSector ProFund	3,336,911	237,289	(234,651)	2,638
Internet UltraSector ProFund	17,376,242	2,412,882	(2,051,225)	361,657
Mobile Telecommunications UltraSector ProFund	7,110,364	321,207	(3,308,555)	(2,987,348)
Oil & Gas UltraSector ProFund	38,423,995	17,435,080	(3,204,757)	14,230,323
Oil Equipment, Services & Distribution UltraSector ProFund	25,557,773	2,461,251	(5,255,164)	(2,793,913)
Pharmaceuticals UltraSector ProFund	8,008,732	385,864	(639,415)	(253,551)
Precious Metals UltraSector ProFund	67,752,000	—	—	—
Real Estate UltraSector ProFund	8,285,909	1,497,870	(1,654,733)	(156,863)
Semiconductor UltraSector ProFund	17,548,880	1,567,715	(3,549,604)	(1,981,889)

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2009

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Technology UltraSector ProFund	$13,992,035	$1,663,049	$(1,577,380)	$85,669
Telecommunications UltraSector ProFund	2,081,938	189,375	(511,926)	(322,551)
Utilities UltraSector ProFund	10,676,785	1,465,644	(1,478,462)	(12,818)
Short Oil & Gas ProFund	6,288,000	—	—	—
Short Precious Metals ProFund	8,770,000	—	—	—
Short Real Estate ProFund	31,117,000	—	—	—
U.S. Government Plus ProFund	47,426,004	646,067	(6,808,227)	(6,162,160)
Rising Rates Opportunity 10 ProFund	65,150,897	—	(422)	(422)
Rising Rates Opportunity ProFund	211,063,589	—	(1,690)	(1,690)
Rising U.S. Dollar ProFund	17,324,000	—	—	—
Falling U.S. Dollar ProFund	41,909,000	—	—	—

7.	Credit Event

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

To the extent Lehman, the Securities Investor Protection Corporation (“SIPC”) and/or any clearing agency (the “Potential Bankruptcy Paying Parties”) fail to pay the ProFunds in connection with the settlement of such transactions, the Advisor has agreed to reimburse the ProFunds for any such losses. Management, on behalf of the ProFunds, is pursuing collecting the full amounts directly from the Potential Bankruptcy Paying Parties. The amount that will be collected from the Potential Bankruptcy Paying Parties is currently unknown, however, management’s estimate of this amount is approximately $850,000 as of July 31, 2009 for the Rising U.S. Dollar ProFund. The estimate of the amount to be collected from the Potential Bankruptcy Paying Parties may differ significantly from the amounts ultimately received, however any shortfall in payments from the Potential Bankruptcy Paying Parties will be paid by the Advisor in support of the full carrying value of these outstanding receivables on the ProFunds’ financial statements. Further, management has determined that the Advisor has a sufficient financial ability to cover any shortfall in payments from the Potential Bankruptcy Paying Parties, including the full amount of such outstanding balances if necessary. Accordingly, no loss is expected to be realized by the ProFunds. The outstanding swap agreement balances due to Lehman are included in “Payable for closed swap positions” on the Statements of Assets and Liabilities. The outstanding forward currency contract balances due from Lehman are included in “Receivable from closed forward currency contracts, including Receivables Agreement with Advisor”, and the outstanding forward currency contract balances due to Lehman are included in “Payable for closed forward currency contracts” on the Statements of Assets and Liabilities.

As of July 31, 2009, the ProFunds’ custodian held fund assets in a tri-party repurchase agreement which fully collateralized each ProFund’s obligations to Lehman under these closed derivative transactions. The amount of collateral pledged to Lehman pursuant to the tri-party custody agreement is included as part of the aggregate amount of collateral held in a segregated account for the benefit of the derivative counterparties as denoted in the applicable ProFunds’ Schedule of Portfolio Investments.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of the ProFunds:

We have audited the accompanying statements of assets and liabilities of the ProFunds (the Funds) (comprising the Bull ProFund, Mid-Cap ProFund, Small-Cap ProFund, NASDAQ-100 ProFund, Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, Europe 30 ProFund, UltraBull ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraDow 30 ProFund, UltraNASDAQ-100 ProFund, UltraInternational ProFund, UltraEmerging Markets ProFund, UltraLatin America ProFund, UltraChina ProFund, UltraJapan ProFund, Bear ProFund, Short Small-Cap ProFund, Short NASDAQ-100 ProFund, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort NASDAQ-100 ProFund, UltraShort International ProFund, UltraShort Emerging Markets ProFund, UltraShort Latin America ProFund, UltraShort China ProFund, UltraShort Japan ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Consumer Goods UltraSector ProFund, Consumer Services UltraSector ProFund, Financials UltraSector ProFund, Health Care UltraSector ProFund, Industrials UltraSector ProFund, Internet UltraSector ProFund, Mobile Telecommunications UltraSector ProFund, Oil & Gas UltraSector ProFund, Oil Equipment, Services & Distribution UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund, Short Real Estate ProFund, U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund, Rising Rates Opportunity ProFund, Rising U.S. Dollar ProFund, and Falling U.S. Dollar ProFund), including the schedules of portfolio investments (the summary schedules of portfolio investments for the Bull ProFund, Small-Cap ProFund, UltraBull ProFund, and UltraSmall-Cap ProFund), as of July 31, 2009, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years or periods in the period then ended, and the financial highlights for each of the four years or periods in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights presented herein for each of the respective periods ended December 31, 2005 or prior were audited by another registered public accounting firm whose report dated February 27, 2006 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios comprising the ProFunds at July 31, 2009, the results of their operations for the year or period then ended, and the changes in their net assets for each of the two years or periods in the period then ended, and their financial highlights for each of the four years or periods in the period then ended, in conformity with U.S. generally accepted accounting principles.

Columbus, Ohio

September 28, 2009

Other Information (unaudited)

On September 10, 2009, the Board of Trustees of ProFunds (the “Trust”), upon the recommendation of the Audit Committee of the Board of Trustees, determined not to retain Ernst & Young LLP (“E&Y”) and approved a change of the Trust’s independent registered public accounting firm to KPMG LLP (“KPMG”) for the public ProFunds of the Trust, excluding the Money Market ProFund, for the fiscal year ending July 31, 2010. For the fiscal years ended July 31, 2009 and July 31, 2008, E&Y’s audit reports concerning the public ProFunds contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, in connection with its audits for the fiscal years ended July 31, 2009 and July 31, 2008, and through September 28, 2009 (the date of E&Y’s audit opinion on the July 31, 2009 financial statements), there were no disagreements between the public ProFunds and E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of E&Y, would have caused it to make reference to the disagreements in its report on the financial statements for such periods.

Trustees and Officers

(unaudited)

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios* in Fund Complex Overseen by Trustee	Other Directorship Held by Trustee
Independent Trustees
Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners, Inc. (Executive Recruitment): Managing Director (May 2007 to present); Directorship Search Group, Inc. (Executive Recruitment): President (May 2004 to May 2007).	ProFunds (112); Access One Trust (3); ProShares Trust (77)	RSR Partners, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	AMC Delancey Group, Inc. (Real Estate Development): Executive Vice President (January 2001 to present).	ProFunds (112); Access One Trust (3); ProShares Trust (77)	AMC Delancey Group, Inc.

Interested Trustee
Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman of the Board	Indefinite; October 1997 to present	Chief Executive Officer of the Advisor (April 1997 to present); ProShare Advisors LLC (November 2005 to present); ProShare Capital Management LLC (June 2008 to present).	ProFunds (112); Access One Trust (3); ProShares Trust (77)	None

*	Represents number of operational portfolios in Fund complex overseen by Trustee.
**	Mr. Sapir may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with, and ownership interest in, the Advisor.

Name, Address, and Birth Date	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Louis M. Mayberg 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/62	President	Indefinite; February 2003 to present	President of the Advisor (May 1997 to present); ProShare Advisors LLC (November 2005 to present); ProShare Capital Management LLC (June 2008 to present).

Victor M. Frye 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present); Counsel and Chief Compliance Officer of ProShare Advisors LLC (December 2004 to present); Chief Compliance Officer of the Distributor (March 2008 to April 2009).

Trustees and Officers (continued)

(unaudited)

Name, Address, and Birth Date	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Amy R. Doberman 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 3/62	Secretary	Indefinite; June 2009 to present	General Counsel of ProFunds Group (April 2009 to present); Managing Director Morgan Stanley Investment Management (July 2004 to April 2009).

Jack P. Huntington 100 Summer Street, Boston, MA 02110 Birth Date: 9/70	Assistant Secretary	Indefinite; December 2008 to present	Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc. (September 2008 to present); Senior Counsel, MetLife, Inc. (October 2004 to September 2008).

Christopher E. Sabato 3435 Stelzer Road Columbus, OH 43219 Birth Date: 12/68	Treasurer	Indefinite; September 2009 to present	Senior Vice President of Fund Administration, Citi Fund Services Ohio, Inc. (February 1993 to present).

Troy A. Sheets 3435 Stelzer Road Columbus, OH 43219 Birth Date: 5/71	Treasurer	Indefinite; June 2002 to September 9, 2009*	Senior Vice President of Fund Administration, Citi Fund Services Ohio, Inc. (April 2002 to present).

Martin R. Dean 3435 Stelzer Road Columbus, OH 43219 Birth Date: 11/63	Assistant Treasurer	Indefinite; March 2006 to present	Senior Vice President of Fund Administration, Citi Fund Services Ohio, Inc. (September 1998 to present).

*	Mr. Sheets resigned his position with the Trust effective September 9, 2009.

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 1-888-776-3637.

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ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800

Columbus, OH 43218-2800

Phone Numbers

For Financial Professionals: (888) PRO-5717   (888) 776-5717

For All Others:                       (888) PRO-FNDS (888) 776-3637

Or:                                          (614) 470-8122

Fax Number:                         (800) 782-4797

Website Address

www.profunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each ProFund, visit www.profunds.com.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; (ii) on the ProFunds’ website at http://www.profunds.com; and (iii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the ProFunds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling toll-free 1-888-776-3637; (ii) on the Profunds’ website at http://www.profunds.com; and (iii) on the Commission’s website at http://www.sec.gov.

ProFunds files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The complete Schedule of Portfolio Investments is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The most current shareholder reports, including those for the public ProFunds not included in this report, are available (i) on the Securities and Exchange Commission’s website at http://www.sec.gov; and (ii) on the ProFunds’ website at http://www.profunds.com.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Citigroup Growth Index,” “S&P MidCap 400/Citigroup Value Index,” “S&P SmallCap 600/Citigroup Growth Index,” and “S&P SmallCap 600/Citigroup Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Citigroup, Inc. and have been licensed for use by ProFunds. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average™,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds. “Russell 2000® Index” is a trademark of the Russell Investment Group. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds.

07/09

Item 2.	Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 12 (a)(1).

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3.	Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Michael C. Wachs, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a)	2008 $638,300
2009 $670,200

(b)	2008 $15,750
2009 $0

The fees for 2008 relate to the review of the semi-annual report to shareholders.

(c)	2008 $262,620
2009 $85,516

Fees for 2008 relate to the preparation of the registrant’s tax returns, including fees related to quarterly asset diversification tests, and fees for 2009 relate to quarterly asset diversification testing and to the preparation and filing of a tax form with the IRS.

(d)	2008 $0
2009 $0

(e)(1) The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

The Trust will use a combination of the two approaches for pre-approving proposed services: (1) the proposed service be specifically pre-approved by the Audit Committee (“specific pre-approval”) or (2) may be pre-approved without consideration of specific case-by-case services by the audit committee (“general pre-approval”). Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.

(e)(2)	2008 0%
2009 0%

(f)	Not applicable.

(g)	2008 $278,370
2009 $85,516

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	July 31, 2009

	Shares	Value
Common Stocks (72.8%)
3M Co. (Miscellaneous Manufacturing)	2,688	$189,558
Abbott Laboratories (Pharmaceuticals)	5,985	269,265
Abercrombie & Fitch Co. - Class A (Retail)	336	9,606
Adobe Systems, Inc.* (Software)	2,016	65,359
Advanced Micro Devices, Inc.* (Semiconductors)	2,163	7,917
Aetna, Inc. (Healthcare - Services)	1,722	46,442
Affiliated Computer Services, Inc. - Class A* (Computers)	378	17,921
AFLAC, Inc. (Insurance)	1,806	68,375
Agilent Technologies, Inc.* (Electronics)	1,323	30,720
Air Products & Chemicals, Inc. (Chemicals)	819	61,097
AK Steel Holding Corp. (Iron/Steel)	420	8,261
Akamai Technologies, Inc.* (Internet)	672	11,048
Alcoa, Inc. (Mining)	3,759	44,206
Allegheny Energy, Inc. (Electric)	651	16,412
Allegheny Technologies, Inc. (Iron/Steel)	378	10,236
Allergan, Inc. (Pharmaceuticals)	1,197	63,956
Allstate Corp. (Insurance)	2,079	55,946
Altera Corp. (Semiconductors)	1,134	21,194
Altria Group, Inc. (Agriculture)	8,001	140,258
Amazon.com, Inc.* (Internet)	1,239	106,257
Ameren Corp. (Electric)	819	20,827
American Electric Power, Inc. (Electric)	1,848	57,214
American Express Co. (Diversified Financial Services)	4,599	130,290
American International Group, Inc. (Insurance)	525	6,899
American Tower Corp.* (Telecommunications)	1,533	52,260
Ameriprise Financial, Inc. (Diversified Financial Services)	987	27,439
AmerisourceBergen Corp. (Pharmaceuticals)	1,176	23,191
Amgen, Inc.* (Biotechnology)	3,906	243,383
Amphenol Corp. - Class A (Electronics)	672	22,411
Anadarko Petroleum Corp. (Oil & Gas)	1,932	93,122
Analog Devices, Inc. (Semiconductors)	1,134	31,038
AON Corp. (Insurance)	1,071	42,251
Apache Corp. (Oil & Gas)	1,302	109,303
Apartment Investment and Management Co. - Class A (REIT)	462	4,334
Apollo Group, Inc. - Class A* (Commercial Services)	420	28,997
Apple Computer, Inc.* (Computers)	3,444	562,715
Applied Materials, Inc. (Semiconductors)	5,166	71,291
Archer-Daniels-Midland Co. (Agriculture)	2,478	74,637
Assurant, Inc. (Insurance)	462	11,790
AT&T, Inc. (Telecommunications)	22,827	598,752
Autodesk, Inc.* (Software)	882	19,236
Automatic Data Processing, Inc. (Software)	1,932	71,967

	Shares	Value
Common Stocks, continued
AutoNation, Inc.* (Retail)	420	$8,686
AutoZone, Inc.* (Retail)	147	22,575
Avalonbay Communities, Inc. (REIT)	315	18,333
Avery Dennison Corp. (Household Products/Wares)	441	11,788
Avon Products, Inc. (Cosmetics/Personal Care)	1,659	53,718
Baker Hughes, Inc. (Oil & Gas Services)	1,197	48,478
Ball Corp. (Packaging & Containers)	357	17,265
Bank of America Corp. (Banks)	34,062	503,777
Bank of New York Mellon Corp. (Banks)	4,620	126,311
Bard (C.R.), Inc. (Healthcare - Products)	378	27,809
Baxter International, Inc. (Healthcare - Products)	2,331	131,398
BB&T Corp. (Banks)	2,499	57,177
Becton, Dickinson & Co. (Healthcare - Products)	924	60,199
Bed Bath & Beyond, Inc.* (Retail)	1,008	35,028
Bemis Co., Inc. (Packaging & Containers)	378	9,949
Best Buy Co., Inc. (Retail)	1,323	49,441
Big Lots, Inc.* (Retail)	315	7,258
Biogen Idec, Inc.* (Biotechnology)	1,113	52,923
BJ Services Co. (Oil & Gas Services)	1,134	16,080
Black & Decker Corp. (Hand/Machine Tools)	231	8,686
BMC Software, Inc.* (Software)	714	24,297
Boeing Co. (Aerospace/Defense)	2,814	120,749
Boston Properties, Inc. (REIT)	546	28,883
Boston Scientific Corp.* (Healthcare - Products)	5,817	62,475
Bristol-Myers Squibb Co. (Pharmaceuticals)	7,665	166,637
Broadcom Corp. - Class A* (Semiconductors)	1,659	46,834
Brown-Forman Corp. (Beverages)	378	16,613
Burlington Northern Santa Fe Corp. (Transportation)	1,071	84,170
C.H. Robinson Worldwide, Inc. (Transportation)	651	35,499
CA, Inc. (Software)	1,533	32,408
Cabot Oil & Gas Corp. (Oil & Gas)	399	14,017
Cameron International Corp.* (Oil & Gas Services)	840	26,233
Campbell Soup Co. (Food)	777	24,110
Capital One Financial Corp. (Diversified Financial Services)	1,743	53,510
Cardinal Health, Inc. (Pharmaceuticals)	1,386	46,154
Carnival Corp. - Class A (Leisure Time)	1,701	47,611
Caterpillar, Inc. (Machinery - Construction & Mining)	2,331	102,704
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	924	10,072
CBS Corp. - Class B (Media)	2,625	21,499
Celgene Corp.* (Biotechnology)	1,785	101,674
CenterPoint Energy, Inc. (Electric)	1,344	16,195
Centex Corp.* (Home Builders)	483	5,270
CenturyTel, Inc. (Telecommunications)	1,218	38,233

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	July 31, 2009

	Shares	Value
Common Stocks, continued
Cephalon, Inc.* (Pharmaceuticals)	294	$17,243
CF Industries Holdings, Inc. (Chemicals)	189	14,920
Chesapeake Energy Corp. (Oil & Gas)	2,184	46,825
ChevronTexaco Corp. (Oil & Gas)	7,749	538,323
Chubb Corp. (Insurance)	1,365	63,036
Ciena Corp.* (Telecommunications)	357	3,984
CIGNA Corp. (Insurance)	1,050	29,820
Cincinnati Financial Corp. (Insurance)	630	15,215
Cintas Corp. (Textiles)	504	12,691
Cisco Systems, Inc.* (Telecommunications)	22,302	490,867
Citigroup, Inc. (Diversified Financial Services)	21,315	67,569
Citrix Systems, Inc.* (Software)	693	24,671
Clorox Co. (Household Products/Wares)	546	33,311
CME Group, Inc. (Diversified Financial Services)	252	70,265
CMS Energy Corp. (Electric)	882	11,413
Coach, Inc. (Apparel)	1,218	36,041
Coca-Cola Co. (Beverages)	7,707	384,117
Coca-Cola Enterprises, Inc. (Beverages)	1,218	22,886
Cognizant Technology Solutions Corp.* (Computers)	1,134	33,555
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,932	139,954
Comcast Corp. - Special Class A (Media)	11,151	165,704
Comerica, Inc. (Banks)	588	14,018
Computer Sciences Corp.* (Computers)	588	28,324
Compuware Corp.* (Software)	945	6,927
ConAgra Foods, Inc. (Food)	1,722	33,803
ConocoPhillips (Oil & Gas)	5,733	250,589
CONSOL Energy, Inc. (Coal)	693	24,622
Consolidated Edison, Inc. (Electric)	1,071	42,155
Constellation Brands, Inc.* (Beverages)	756	10,327
Constellation Energy Group, Inc. (Electric)	777	22,300
Convergys Corp.* (Commercial Services)	483	5,173
Cooper Industries, Ltd. - Class A (Miscellaneous Manufacturing)	651	21,450
Corning, Inc. (Telecommunications)	6,006	102,102
Costco Wholesale Corp. (Retail)	1,680	83,160
Coventry Health Care, Inc.* (Healthcare - Services)	567	13,041
CSX Corp. (Transportation)	1,512	60,661
Cummins, Inc. (Machinery - Diversified)	777	33,419
CVS Corp. (Retail)	5,628	188,425
D.R. Horton, Inc. (Home Builders)	1,071	12,413
Danaher Corp. (Miscellaneous Manufacturing)	987	60,444
Darden Restaurants, Inc. (Retail)	525	17,005
DaVita, Inc.* (Healthcare - Services)	399	19,830
Dean Foods Co.* (Food)	693	14,685
Deere & Co. (Machinery - Diversified)	1,638	71,646

	Shares	Value
Common Stocks, continued
Dell, Inc.* (Computers)	6,720	$89,914
Denbury Resources, Inc.* (Oil & Gas)	966	16,036
DENTSPLY International, Inc. (Healthcare - Products)	567	18,909
Devon Energy Corp. (Oil & Gas)	1,722	100,031
DeVry, Inc. (Commercial Services)	231	11,490
Diamond Offshore Drilling, Inc. (Oil & Gas)	273	24,535
DIRECTV Group, Inc.* (Media)	2,037	52,758
Discover Financial Services (Diversified Financial Services)	1,869	22,204
Dominion Resources, Inc. (Electric)	2,289	77,368
Dover Corp. (Miscellaneous Manufacturing)	714	24,283
Dr. Pepper Snapple Group, Inc.* (Beverages)	987	24,290
DTE Energy Co. (Electric)	630	21,710
Duke Energy Corp. (Electric)	4,977	77,044
Dun & Bradstreet Corp. (Software)	210	15,118
Dynegy, Inc. - Class A* (Electric)	1,953	3,926
E* TRADE Financial Corp.* (Diversified Financial Services)	2,205	3,308
E.I. du Pont de Nemours & Co. (Chemicals)	3,486	107,822
Eastman Chemical Co. (Chemicals)	273	13,557
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,029	3,056
Eaton Corp. (Miscellaneous Manufacturing)	651	33,800
eBay, Inc.* (Internet)	4,179	88,804
Ecolab, Inc. (Chemicals)	651	27,023
Edison International (Electric)	1,260	40,723
El Paso Corp. (Pipelines)	2,709	27,253
Electronic Arts, Inc.* (Software)	1,239	26,601
Eli Lilly & Co. (Pharmaceuticals)	3,906	136,280
EMC Corp.* (Computers)	7,791	117,332
Emerson Electric Co. (Electrical Components & Equipment)	2,898	105,429
Ensco International, Inc. (Oil & Gas)	546	20,688
Entergy Corp. (Electric)	756	60,729
EOG Resources, Inc. (Oil & Gas)	966	71,513
EQT Corp. (Oil & Gas)	504	19,344
Equifax, Inc. (Commercial Services)	483	12,582
Equity Residential Properties Trust (REIT)	1,050	25,200
Exelon Corp. (Electric)	2,541	129,235
Expedia, Inc.* (Internet)	819	16,961
Expeditors International of Washington, Inc. (Transportation)	819	27,789
Express Scripts, Inc.* (Pharmaceuticals)	1,050	73,542
Exxon Mobil Corp. (Oil & Gas)	18,879	1,328,893
Family Dollar Stores, Inc. (Retail)	546	17,155
Fastenal Co. (Distribution/Wholesale)	504	17,927
Federated Investors, Inc. - Class B (Diversified Financial Services)	336	8,712
FedEx Corp. (Transportation)	1,197	81,204
Fidelity National Information Services, Inc. (Software)	735	17,214
Fifth Third Bancorp (Banks)	2,835	26,933
First Horizon National Corp.* (Banks)	841	10,782
FirstEnergy Corp. (Electric)	1,176	48,451
Fiserv, Inc.* (Software)	609	28,873
FLIR Systems, Inc.* (Electronics)	588	12,636

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	July 31, 2009

	Shares	Value
Common Stocks, continued
Flowserve Corp. (Machinery - Diversified)	210	$16,962
Fluor Corp. (Engineering & Construction)	693	36,590
FMC Technologies, Inc.* (Oil & Gas Services)	483	21,011
Ford Motor Co.* (Auto Manufacturers)	12,453	99,624
Forest Laboratories, Inc.* (Pharmaceuticals)	1,176	30,376
Fortune Brands, Inc. (Household Products/Wares)	588	23,267
FPL Group, Inc. (Electric)	1,596	90,445
Franklin Resources, Inc. (Diversified Financial Services)	588	52,144
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	1,596	96,239
Frontier Communications Corp. (Telecommunications)	1,218	8,526
GameStop Corp. - Class A* (Retail)	630	13,791
Gannett Co., Inc. (Media)	903	6,321
General Dynamics Corp. (Aerospace/Defense)	1,491	82,586
General Electric Co. (Miscellaneous Manufacturing)	40,971	549,011
General Mills, Inc. (Food)	1,281	75,464
Genuine Parts Co. (Distribution/Wholesale)	609	21,571
Genworth Financial, Inc. - Class A (Diversified Financial Services)	1,680	11,592
Genzyme Corp.* (Biotechnology)	1,050	54,484
Gilead Sciences, Inc.* (Pharmaceuticals)	3,507	171,598
Goodrich Corp. (Aerospace/Defense)	483	24,807
Google, Inc. - Class A* (Internet)	924	409,378
H & R Block, Inc. (Commercial Services)	1,323	22,081
Halliburton Co. (Oil & Gas Services)	3,465	76,542
Harley-Davidson, Inc. (Leisure Time)	903	20,408
Harman International Industries, Inc. (Home Furnishings)	231	5,701
Harris Corp. (Telecommunications)	504	15,780
Hartford Financial Services Group, Inc. (Insurance)	1,260	20,777
Hasbro, Inc. (Toys/Games/Hobbies)	483	12,800
HCP, Inc. (REIT)	1,050	27,048
Health Care REIT, Inc. (REIT)	420	16,825
Heinz (H.J.) Co. (Food)	1,218	46,844
Hess Corp. (Oil & Gas)	1,092	60,278
Hewlett-Packard Co. (Computers)	9,240	400,092
Home Depot, Inc. (Retail)	6,552	169,959
Honeywell International, Inc. (Miscellaneous Manufacturing)	2,877	99,832
Hormel Foods Corp. (Food)	273	9,803
Hospira, Inc.* (Pharmaceuticals)	630	24,211
Host Marriott Corp. (REIT)	2,331	21,165
Hudson City Bancorp, Inc. (Savings & Loans)	2,016	28,345
Humana, Inc.* (Healthcare - Services)	651	21,385
Huntington Bancshares, Inc. (Banks)	2,100	8,589
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,491	60,460
IMS Health, Inc. (Software)	693	8,316
Integrys Energy Group, Inc. (Electric)	294	9,931

	Shares	Value
Common Stocks, continued
Intel Corp. (Semiconductors)	21,609	$415,973
IntercontinentalExchange, Inc.* (Diversified Financial Services)	273	25,678
International Business Machines Corp. (Computers)	5,103	601,797
International Flavors & Fragrances, Inc. (Chemicals)	294	10,366
International Game Technology (Entertainment)	1,155	22,811
International Paper Co. (Forest Products & Paper)	1,680	31,601
Interpublic Group of Cos., Inc.* (Advertising)	1,848	9,628
Intuit, Inc.* (Software)	1,260	37,422
Intuitive Surgical, Inc.* (Healthcare - Products)	147	33,416
Invesco, Ltd. (Diversified Financial Services)	1,596	31,521
Iron Mountain, Inc.* (Commercial Services)	693	20,243
ITT Industries, Inc. (Miscellaneous Manufacturing)	714	35,272
J.C. Penney Co., Inc. (Retail)	861	25,959
J.P. Morgan Chase & Co. (Diversified Financial Services)	15,099	583,576
Jabil Circuit, Inc. (Electronics)	819	7,502
Jacobs Engineering Group, Inc.* (Engineering & Construction)	483	19,793
Janus Capital Group, Inc. (Diversified Financial Services)	630	8,606
JDS Uniphase Corp.* (Telecommunications)	861	5,045
JM Smucker Co. (Food)	462	23,114
Johnson & Johnson (Healthcare - Products)	10,668	649,575
Johnson Controls, Inc. (Auto Parts & Equipment)	2,289	59,239
Juniper Networks, Inc.* (Telecommunications)	2,016	52,678
KB Home (Home Builders)	294	4,907
Kellogg Co. (Food)	987	46,882
KeyCorp (Banks)	2,730	15,779
Kimberly-Clark Corp. (Household Products/Wares)	1,596	93,286
Kimco Realty Corp. (REIT)	1,260	12,398
King Pharmaceuticals, Inc.* (Pharmaceuticals)	966	8,762
KLA -Tencor Corp. (Semiconductors)	651	20,754
Kohls Corp.* (Retail)	1,176	57,095
Kraft Foods, Inc. (Food)	5,691	161,283
Kroger Co. (Food)	2,520	53,878
L-3 Communications Holdings, Inc. (Aerospace/Defense)	441	33,296
Laboratory Corp. of America Holdings* (Healthcare - Services)	420	28,220
Legg Mason, Inc. (Diversified Financial Services)	546	15,364
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	609	10,566
Lennar Corp. - Class A (Home Builders)	546	6,465
Leucadia National Corp.* (Holding Companies - Diversified)	693	16,979

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	July 31, 2009

	Shares	Value
Common Stocks, continued
Lexmark International, Inc. - Class A* (Computers)	294	$4,257
Life Technologies Corp.* (Biotechnology)	672	30,596
Limited, Inc. (Retail)	1,050	13,587
Lincoln National Corp. (Insurance)	1,155	24,474
Linear Technology Corp. (Semiconductors)	861	23,135
Lockheed Martin Corp. (Aerospace/Defense)	1,260	94,198
Loews Corp. (Insurance)	1,407	42,238
Lorillard, Inc. (Agriculture)	651	47,992
Lowe’s Cos., Inc. (Retail)	5,712	128,292
LSI Logic Corp.* (Semiconductors)	2,520	13,054
M&T Bank Corp. (Banks)	315	18,371
Macy’s, Inc. (Retail)	1,617	22,492
Manitowoc Co. (Machinery - Diversified)	504	3,115
Marathon Oil Corp. (Oil & Gas)	2,730	88,042
Marriott International, Inc. - Class A (Lodging)	1,134	24,426
Marsh & McLennan Cos., Inc. (Insurance)	2,016	41,167
Marshall & Ilsley Corp. (Banks)	1,365	8,245
Masco Corp. (Building Materials)	1,386	19,307
Massey Energy Co. (Coal)	336	8,938
MasterCard, Inc. - Class A (Software)	273	52,970
Mattel, Inc. (Toys/Games/Hobbies)	1,386	24,366
MBIA, Inc.* (Insurance)	651	2,728
McAfee, Inc.* (Internet)	609	27,149
McCormick & Co., Inc. (Food)	504	16,239
McDonald’s Corp. (Retail)	4,263	234,721
McGraw-Hill Cos., Inc. (Media)	1,218	38,184
McKesson Corp. (Commercial Services)	1,050	53,707
MeadWestvaco Corp. (Forest Products & Paper)	672	13,097
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,869	98,795
Medtronic, Inc. (Healthcare - Products)	4,326	153,227
MEMC Electronic Materials, Inc.* (Semiconductors)	861	15,171
Merck & Co., Inc. (Pharmaceuticals)	8,148	244,521
Meredith Corp. (Media)	147	3,891
MetLife, Inc. (Insurance)	3,171	107,655
MetroPCS Communications, Inc.* (Telecommunications)	966	11,447
Microchip Technology, Inc. (Semiconductors)	714	19,228
Micron Technology, Inc.* (Semiconductors)	3,276	20,934
Microsoft Corp. (Software)	29,610	696,427
Millipore Corp.* (Biotechnology)	210	14,616
Molex, Inc. (Electrical Components & Equipment)	546	9,697
Molson Coors Brewing Co. - Class B (Beverages)	567	25,634
Monsanto Co. (Agriculture)	2,121	178,164
Monster Worldwide, Inc.* (Internet)	483	6,293
Moody’s Corp. (Commercial Services)	735	17,449
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	5,229	149,026

	Shares	Value
Common Stocks, continued
Motorola, Inc. (Telecommunications)	8,862	$63,452
Murphy Oil Corp. (Oil & Gas)	735	42,777
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,176	15,511
Nabors Industries, Ltd.* (Oil & Gas)	1,092	18,586
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	525	11,093
National Semiconductor Corp. (Semiconductors)	756	11,385
National-Oilwell Varco, Inc.* (Oil & Gas Services)	1,617	58,115
NetApp, Inc.* (Computers)	1,281	28,771
Newell Rubbermaid, Inc. (Housewares)	1,071	13,784
Newmont Mining Corp. (Mining)	1,890	78,151
News Corp. - Class A (Media)	8,904	91,978
Nicor, Inc. (Gas)	168	6,122
NIKE, Inc. - Class B (Apparel)	1,491	84,450
NiSource, Inc. (Electric)	1,071	13,794
Noble Energy, Inc. (Oil & Gas)	672	41,073
Nordstrom, Inc. (Retail)	609	16,102
Norfolk Southern Corp. (Transportation)	1,428	61,761
Northeast Utilities System (Electric)	672	15,463
Northern Trust Corp. (Banks)	924	55,264
Northrop Grumman Corp. (Aerospace/Defense)	1,260	56,171
Novell, Inc.* (Software)	1,344	6,156
Novellus Systems, Inc.* (Semiconductors)	378	7,397
Nucor Corp. (Iron/Steel)	1,218	54,164
NVIDIA Corp.* (Semiconductors)	2,121	27,425
NYSE Euronext (Diversified Financial Services)	1,008	27,166
O’Reilly Automotive, Inc.* (Retail)	525	21,347
Occidental Petroleum Corp. (Oil & Gas)	3,129	223,223
Office Depot, Inc.* (Retail)	1,071	4,873
Omnicom Group, Inc. (Advertising)	1,197	40,698
Oracle Corp. (Software)	14,658	324,382
Owens-Illinois, Inc.* (Packaging & Containers)	651	22,095
PACCAR, Inc. (Auto Manufacturers)	1,407	48,753
Pactiv Corp.* (Packaging & Containers)	504	12,691
Pall Corp. (Miscellaneous Manufacturing)	462	13,897
Parker Hannifin Corp. (Miscellaneous Manufacturing)	630	27,896
Patterson Cos., Inc.* (Healthcare - Products)	357	9,054
Paychex, Inc. (Commercial Services)	1,239	32,834
Peabody Energy Corp. (Coal)	1,029	34,070
People’s United Financial, Inc. (Banks)	1,344	21,840
Pepco Holdings, Inc. (Electric)	861	12,381
PepsiCo, Inc. (Beverages)	6,027	342,032
PerkinElmer, Inc. (Electronics)	441	7,775
Pfizer, Inc. (Pharmaceuticals)	26,103	415,821
PG&E Corp. (Electric)	1,428	57,648
Philip Morris International, Inc. (Commercial Services)	7,581	353,275
Pinnacle West Capital Corp. (Electric)	399	12,752

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	July 31, 2009

	Shares	Value
Common Stocks, continued
Pioneer Natural Resources Co. (Oil & Gas)	441	$12,591
Pitney Bowes, Inc. (Office/Business Equipment)	798	16,479
Plum Creek Timber Co., Inc. (Forest Products & Paper)	630	19,706
PNC Financial Services Group (Banks)	1,785	65,438
Polo Ralph Lauren Corp. (Apparel)	210	13,241
PPG Industries, Inc. (Chemicals)	630	34,650
PPL Corp. (Electric)	1,449	48,962
Praxair, Inc. (Chemicals)	1,197	93,581
Precision Castparts Corp. (Metal Fabricate/Hardware)	546	43,576
Principal Financial Group, Inc. (Insurance)	1,197	28,369
Procter & Gamble Co. (Cosmetics/Personal Care)	11,277	625,986
Progress Energy, Inc. (Electric)	1,071	42,240
Progress Energy, Inc.CVO* (Electric)	189	43
Progressive Corp.* (Insurance)	2,625	40,897
ProLogis (REIT)	1,722	15,136
Prudential Financial, Inc. (Insurance)	1,785	79,022
Public Service Enterprise Group, Inc. (Electric)	1,953	63,375
Public Storage, Inc. (REIT)	483	35,051
Pulte Homes, Inc. (Home Builders)	840	9,551
QLogic Corp.* (Semiconductors)	462	6,029
Qualcomm, Inc. (Telecommunications)	6,405	295,975
Quanta Services, Inc.* (Commercial Services)	735	17,133
Quest Diagnostics, Inc. (Healthcare - Services)	588	32,117
Questar Corp. (Pipelines)	672	22,223
Qwest Communications International, Inc. (Telecommunications)	5,733	22,129
R.R. Donnelley & Sons Co. (Commercial Services)	798	11,092
RadioShack Corp. (Retail)	483	7,491
Range Resources Corp. (Oil & Gas)	609	28,264
Raytheon Co. (Aerospace/Defense)	1,533	71,974
Red Hat, Inc.* (Software)	735	16,780
Regions Financial Corp. (Banks)	4,473	19,771
Republic Services, Inc. (Environmental Control)	1,239	32,957
Reynolds American, Inc. (Agriculture)	651	28,325
Robert Half International, Inc. (Commercial Services)	588	14,577
Rockwell Collins, Inc. (Aerospace/Defense)	609	25,700
Rockwell International Corp. (Machinery - Diversified)	546	22,610
Rowan Cos., Inc. (Oil & Gas)	441	9,407
Ryder System, Inc. (Transportation)	210	7,377
Safeway, Inc. (Food)	1,638	31,007
Salesforce.com, Inc.* (Software)	420	18,203
SanDisk Corp.* (Computers)	882	15,717
Sara Lee Corp. (Food)	2,688	28,600
SCANA Corp. (Electric)	462	16,332
Schering-Plough Corp. (Pharmaceuticals)	6,300	167,013

	Shares	Value
Common Stocks, continued
Schlumberger, Ltd. (Oil & Gas Services)	4,620	$247,170
Scripps Networks Interactive - Class A (Entertainment)	357	11,524
Seagate Technology, Inc. Escrowed Shares*(a) (Computers)	405	0
Sealed Air Corp. (Packaging & Containers)	609	11,200
Sears Holdings Corp.* (Retail)	210	13,931
Sempra Energy (Gas)	945	49,546
Sherwin-Williams Co. (Chemicals)	378	21,830
Sigma-Aldrich Corp. (Chemicals)	462	23,447
Simon Property Group, Inc. (REIT)	1,071	59,676
SLM Corp.* (Diversified Financial Services)	1,806	16,055
Smith International, Inc. (Oil & Gas Services)	840	21,109
Snap-on, Inc. (Hand/Machine Tools)	231	8,231
Southern Co. (Electric)	3,024	94,954
Southwest Airlines Co. (Airlines)	2,856	22,420
Southwestern Energy Co.* (Oil & Gas)	1,323	54,812
Spectra Energy Corp. (Pipelines)	2,499	45,882
Sprint Nextel Corp.* (Telecommunications)	11,109	44,436
St. Jude Medical, Inc.* (Healthcare - Products)	1,344	50,682
Staples, Inc. (Retail)	2,772	58,267
Starbucks Corp.* (Retail)	2,856	50,551
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	714	16,858
State Street Corp. (Banks)	1,911	96,123
Stericycle, Inc.* (Environmental Control)	336	17,203
Stryker Corp. (Healthcare - Products)	924	35,925
Sun Microsystems, Inc.* (Computers)	2,877	26,382
Sunoco, Inc. (Oil & Gas)	462	11,407
SunTrust Banks, Inc. (Banks)	1,806	35,217
SuperValu, Inc. (Food)	819	12,146
Symantec Corp.* (Internet)	3,171	47,343
Sysco Corp. (Food)	2,289	54,387
T. Rowe Price Group, Inc. (Diversified Financial Services)	987	46,103
Target Corp. (Retail)	2,919	127,327
TECO Energy, Inc. (Electric)	819	11,048
Tellabs, Inc.* (Telecommunications)	1,533	8,891
Tenet Healthcare Corp.* (Healthcare - Services)	1,617	6,387
Teradata Corp.* (Computers)	672	16,511
Teradyne, Inc.* (Semiconductors)	672	5,295
Tesoro Petroleum Corp. (Oil & Gas)	525	6,872
Texas Instruments, Inc. (Semiconductors)	4,935	118,687
Textron, Inc. (Miscellaneous Manufacturing)	1,050	14,112
The AES Corp.* (Electric)	2,583	33,037
The Charles Schwab Corp. (Diversified Financial Services)	3,633	64,922
The Dow Chemical Co. (Chemicals)	4,158	88,025
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	441	16,070
The Gap, Inc. (Retail)	1,785	29,131
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,953	318,925

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	July 31, 2009

	Shares	Value
Common Stocks, continued
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	945	$16,084
The Hershey Co. (Food)	651	26,007
The New York Times Co. - Class A (Media)	441	3,471
The Pepsi Bottling Group, Inc. (Beverages)	525	17,824
The Stanley Works (Hand/Machine Tools)	315	12,647
The Travelers Cos., Inc. (Insurance)	2,268	97,683
The Williams Cos., Inc. (Pipelines)	2,247	37,502
Thermo Electron Corp.* (Electronics)	1,617	73,218
Tiffany & Co. (Retail)	483	14,408
Time Warner Cable, Inc.* (Media)	1,365	45,127
Time Warner, Inc. (Media)	4,620	123,169
Titanium Metals Corp. (Mining)	336	2,812
TJX Cos., Inc. (Retail)	1,596	57,823
Torchmark Corp. (Insurance)	315	12,304
Total System Services, Inc. (Software)	756	11,098
Tyson Foods, Inc. - Class A (Food)	1,176	13,442
U.S. Bancorp (Banks)	7,350	150,013
Union Pacific Corp. (Transportation)	1,953	112,337
United Parcel Service, Inc. - Class B (Transportation)	3,843	206,484
United States Steel Corp. (Iron/Steel)	546	21,704
United Technologies Corp. (Aerospace/Defense)	3,654	199,033
UnitedHealth Group, Inc. (Healthcare - Services)	4,599	129,048
UnumProvident Corp. (Insurance)	1,281	24,044
V.F. Corp. (Apparel)	336	21,736
Valero Energy Corp. (Oil & Gas)	2,142	38,556
Varian Medical Systems, Inc.* (Healthcare - Products)	483	17,035
Ventas, Inc. (REIT)	609	21,498
VeriSign, Inc.* (Internet)	756	15,453
Verizon Communications, Inc. (Telecommunications)	10,983	352,225
Viacom, Inc. - Class B* (Media)	2,352	54,472
Vornado Realty Trust (REIT)	609	31,071
Vulcan Materials Co. (Building Materials)	462	21,936
W.W. Grainger, Inc. (Distribution/Wholesale)	231	20,769
Wal-Mart Stores, Inc. (Retail)	8,631	430,514
Walgreen Co. (Retail)	3,843	119,325
Walt Disney Co. (Media)	7,182	180,412
Washington Post Co. - Class B (Media)	21	9,482
Waste Management, Inc. (Environmental Control)	1,911	53,718
Waters Corp.* (Electronics)	378	18,995
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	399	13,857
WellPoint, Inc.* (Healthcare - Services)	1,869	98,384
Wells Fargo & Co. (Banks)	18,018	440,720
Western Digital Corp.* (Computers)	861	26,045
Western Union Co. (Commercial Services)	2,709	47,353
Weyerhaeuser Co. (Forest Products & Paper)	819	28,698
Whirlpool Corp. (Home Furnishings)	294	16,784

	Shares	Value
Common Stocks, continued
Whole Foods Market, Inc.* (Food)	546	$13,208
Windstream Corp. (Telecommunications)	1,680	14,734
Wisconsin Energy Corp. (Electric)	462	19,852
Wyeth (Pharmaceuticals)	5,166	240,477
Wyndham Worldwide Corp. (Lodging)	693	9,667
Wynn Resorts, Ltd.* (Lodging)	252	12,895
Xcel Energy, Inc. (Electric)	1,764	35,174
Xerox Corp. (Office/Business Equipment)	3,339	27,346
Xilinx, Inc. (Semiconductors)	1,071	23,230
XL Capital, Ltd. - Class A (Insurance)	1,323	18,628
XTO Energy, Inc. (Oil & Gas)	2,247	90,397
Yahoo!, Inc.* (Internet)	5,397	77,285
YUM! Brands, Inc. (Retail)	1,785	63,296
Zimmer Holdings, Inc.* (Healthcare - Products)	840	39,144
Zions Bancorp (Banks)	441	5,989

TOTAL COMMON STOCKS (Cost $24,722,639)		33,486,797

	Principal Amount
Repurchase Agreements (27.0%)
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $1,230,010 (Collateralized by $1,257,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $1,255,782)	$1,230,000	1,230,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $5,328,053 (Collateralized by $5,305,000 of various U.S. Government Agency Obligations, 1.75%-4.13%, 3/23/11-12/21/12, market value $5,436,429)	5,328,000	5,328,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $4,614,046 (Collateralized by $4,421,000 of various U.S. Government Agency Obligations, 1.20%-4.13%, 6/16/11-9/27/13, market value $4,707,740)	4,614,000	4,614,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $1,230,010 (Collateralized by $1,218,000 Federal National Mortgage Association, 3.25%, 2/10/10, market value $1,256,047)	1,230,000	1,230,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,402,000)		12,402,000
TOTAL INVESTMENT SECURITIES (Cost $37,124,639)—99.8%		45,888,797
Net other assets (liabilities) — 0.2%		74,228

NET ASSETS — 100.0%		$45,963,025

*	Non-income producing security

(a)	Security delisted or issuer in bankruptcy.

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	July 31, 2009

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $1,890,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.

CVO	Contingent Value Obligation

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 9/18/09 (Underlying notional amount at value $1,229,688)	25	$83,851

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$5,224,934	$36,218
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	6,042,519	4,356

Bull ProFund invested in the following industries as of July 31, 2009:

	Value	% of Net Assets
Advertising	50,326	0.1%
Aerospace/Defense	708,514	1.7%
Agriculture	469,376	1.1%
Airlines	22,420	0.1%
Apparel	155,468	0.4%
Auto Manufacturers	148,377	0.3%
Auto Parts & Equipment	75,323	0.1%
Banks	1,680,357	3.5%
Beverages	843,723	1.8%
Biotechnology	497,676	1.0%
Building Materials	41,243	0.1%
Chemicals	496,318	1.1%
Coal	67,630	0.2%
Commercial Services	647,986	1.3%
Computers	1,969,333	4.4%
Cosmetics/Personal Care	835,728	1.8%
Distribution/Wholesale	60,267	0.2%
Diversified Financial Services	1,745,068	3.9%
Electric	1,223,133	2.5%
Electrical Components & Equipment	115,126	0.2%
Electronics	173,257	0.4%
Engineering & Construction	56,383	0.1%
Entertainment	34,335	0.1%
Environmental Control	103,878	0.2%
Food	684,902	1.6%
Forest Products & Paper	93,102	0.2%
Gas	55,668	0.1%
Hand/Machine Tools	29,564	NM
Healthcare - Products	1,288,848	2.7%
Healthcare - Services	394,854	0.9%
Holding Companies - Diversified	16,979	NM
Home Builders	38,606	NM
Home Furnishings	22,485	NM
Household Products/Wares	161,652	0.4%
Housewares	13,784	NM
Insurance	833,318	1.9%
Internet	805,971	1.7%
Iron/Steel	94,365	0.2%

Leisure Time	68,019	0.1%
Lodging	63,846	0.1%
Machinery - Construction & Mining	102,704	0.2%
Machinery - Diversified	147,752	0.4%
Media	796,468	1.8%
Metal Fabricate/Hardware	43,576	0.1%
Mining	221,408	0.5%
Miscellaneous Manufacturing	1,143,637	2.5%
Office/Business Equipment	43,825	0.1%
Oil & Gas	3,359,504	7.2%
Oil & Gas Services	514,738	1.2%
Packaging & Containers	73,200	0.1%
Pharmaceuticals	2,227,210	4.9%
Pipelines	132,860	0.4%
REIT	316,618	0.8%
Real Estate	10,072	NM
Retail	2,118,621	4.5%
Savings & Loans	28,345	0.1%
Semiconductors	905,971	2.1%
Software	1,504,425	3.2%
Telecommunications	2,181,516	4.6%
Textiles	12,691	NM
Toys/Games/Hobbies	37,166	0.1%
Transportation	677,282	1.5%
Other**	12,476,228	27.2%

Total	$45,963,025	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	July 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the Note 2 to the Financial Statements

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Common Stocks	$33,486,797	$—	$33,486,797
Repurchase Agreements	—	12,402,000	12,402,000

Total Investment Securities	33,486,797	12,402,000	45,888,797

Other Financial Instruments*	83,851	40,574	124,425

Total Investments	$33,570,648	$12,442,574	$46,013,222

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	July 31, 2009

	Shares	Value
Common Stocks (60.7%)
1st Source Corp. (Banks)	440	$7,264
3Com Corp.* (Telecommunications)	5,544	20,901
3PAR, Inc.* (Computers)	616	5,907
99 Cents Only Stores* (Retail)	880	12,892
AAON, Inc. (Building Materials)	880	17,257
AAR Corp.* (Aerospace/Defense)	880	16,834
ABIOMED, Inc.* (Healthcare - Products)	1,056	7,973
ABM Industries, Inc. (Commercial Services)	880	18,542
Acco Brands Corp.* (Household Products/Wares)	1,232	5,384
ACI Worldwide, Inc.* (Software)	704	10,609
Acme Packet, Inc.* (Telecommunications)	704	7,068
Acorda Therapeutics, Inc.* (Biotechnology)	616	15,560
Actuant Corp. - Class A (Miscellaneous Manufacturing)	1,320	16,949
Acuity Brands, Inc. (Miscellaneous Manufacturing)	792	23,372
Acxiom Corp. (Software)	1,496	14,436
Adaptec, Inc.* (Telecommunications)	3,696	9,831
ADC Telecommunications, Inc.* (Telecommunications)	1,672	12,172
Administaff, Inc. (Commercial Services)	528	13,232
ADTRAN, Inc. (Telecommunications)	968	23,387
Advisory Board Co.* (Commercial Services)	440	11,255
Affymax, Inc.* (Biotechnology)	352	6,727
Affymetrix, Inc.* (Biotechnology)	1,584	14,003
Aircastle, Ltd. (Trucking & Leasing)	1,144	8,305
AirTran Holdings, Inc.* (Airlines)	1,848	13,380
Alaska Air Group, Inc.* (Airlines)	616	14,205
Alaska Communications Systems Group, Inc. (Telecommunications)	1,408	10,433
Albany International Corp. - Class A (Machinery - Diversified)	968	13,300
Alexander’s, Inc. (REIT)	88	24,248
Align Technology, Inc.* (Healthcare - Products)	1,056	11,521
Alkermes, Inc.* (Pharmaceuticals)	1,408	14,531
Allied Capital Corp. (Investment Companies)	2,552	10,182
Allied Nevada Gold Corp.* (Mining)	704	6,160
Allos Therapeutics, Inc.* (Pharmaceuticals)	1,320	10,652
AMAG Pharmaceuticals, Inc.* (Biotechnology)	264	11,988
Ambac Financial Group, Inc. (Insurance)	5,456	4,092
AMCOL International Corp. (Mining)	528	9,932
American Campus Communities, Inc. (REIT)	968	22,196
American Dairy, Inc.* (Food)	176	4,696
American Ecology Corp. (Environmental Control)	616	10,059
American Greetings Corp. - Class A (Household Products/Wares)	616	9,714
American Italian Pasta Co. - Class A* (Food)	352	11,074

	Shares	Value
Common Stocks, continued
American Medical Systems Holdings, Inc.* (Healthcare - Products)	1,056	$16,146
American Public Education, Inc.* (Commercial Services)	264	9,338
American Reprographics Co.* (Software)	1,056	9,134
AMERIGROUP Corp.* (Healthcare - Services)	792	19,547
Amerisafe, Inc.* (Insurance)	704	11,708
Ameristar Casinos, Inc. (Lodging)	440	8,224
Ameron International Corp. (Miscellaneous Manufacturing)	176	13,116
Amkor Technology, Inc.* (Semiconductors)	2,200	13,772
AMN Healthcare Services, Inc.* (Commercial Services)	2,024	14,735
ANADIGICS, Inc.* (Semiconductors)	1,496	6,193
Analogic Corp. (Electronics)	264	10,008
AngioDynamics, Inc.* (Healthcare - Products)	704	8,786
Anixter International, Inc.* (Telecommunications)	528	18,068
AnnTaylor Stores Corp.* (Retail)	968	11,684
Apogee Enterprises, Inc. (Building Materials)	880	12,830
Apollo Investment Corp. (Investment Companies)	2,728	19,423
Applied Industrial Technologies, Inc. (Machinery - Diversified)	704	15,572
Applied Micro Circuits Corp.* (Semiconductors)	1,320	11,418
Arch Chemicals, Inc. (Chemicals)	704	18,691
ArcSight, Inc.* (Telecommunications)	352	6,677
Ardea Biosciences, Inc.* (Pharmaceuticals)	440	8,571
Arena Pharmaceuticals, Inc.* (Biotechnology)	1,760	8,976
Arena Resources, Inc.* (Oil & Gas)	792	25,843
Ares Capital Corp. (Investment Companies)	1,672	15,098
Argo Group International Holdings, Ltd.* (Insurance)	880	29,568
Argon ST, Inc.* (Aerospace/Defense)	528	10,090
Ariba, Inc.* (Internet)	1,584	16,648
Arkansas Best Corp. (Transportation)	528	15,037
ArQule, Inc.* (Biotechnology)	1,320	8,078
Array BioPharma, Inc.* (Pharmaceuticals)	2,464	9,363
Arris Group, Inc.* (Telecommunications)	1,936	23,580
Art Technology Group, Inc.* (Internet)	2,376	9,005
Aruba Networks, Inc.* (Telecommunications)	880	7,814
ArvinMeritor, Inc. (Auto Parts & Equipment)	1,496	10,831
Asbury Automotive Group, Inc.* (Retail)	616	8,618
Ashford Hospitality Trust (REIT)	1,848	5,526
AsiaInfo Holdings, Inc.* (Internet)	528	10,175
Assured Guaranty, Ltd. (Insurance)	880	12,294
Astec Industries, Inc.* (Machinery - Construction & Mining)	440	11,906

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	July 31, 2009

	Shares	Value
Common Stocks, continued
Astoria Financial Corp. (Savings & Loans)	1,760	$17,090
ATC Technology Corp.* (Auto Parts & Equipment)	616	12,887
athenahealth, Inc.* (Software)	440	16,254
Atheros Communications* (Telecommunications)	968	24,200
Atlantic Tele-Network, Inc. (Environmental Control)	176	7,380
Atlas Air Worldwide Holdings, Inc.* (Transportation)	352	8,786
Atlas America, Inc. (Oil & Gas)	880	17,697
ATMI, Inc.* (Semiconductors)	704	12,806
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	704	21,775
Avid Technology, Inc.* (Software)	880	10,780
Avis Budget Group, Inc.* (Commercial Services)	1,496	12,791
Avocent Corp.* (Internet)	968	15,014
Axsys Technologies, Inc.* (Electronics)	176	9,446
AZZ, Inc.* (Miscellaneous Manufacturing)	352	13,640
Badger Meter, Inc. (Electronics)	264	9,728
Balchem Corp. (Chemicals)	528	14,652
Baldor Electric Co. (Hand/Machine Tools)	968	24,936
Baldwin & Lyons, Inc. - Class B (Insurance)	616	13,349
Bally Technologies, Inc.* (Entertainment)	792	28,678
BancFirst Corp. (Banks)	352	12,612
Bank Mutual Corp. (Banks)	2,112	20,782
Bare Escentuals, Inc.* (Cosmetics/Personal Care)	1,232	10,916
Barnes Group, Inc. (Miscellaneous Manufacturing)	1,056	14,858
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	880	14,758
Belden, Inc. (Electrical Components & Equipment)	968	16,979
Benchmark Electronics, Inc.* (Electronics)	1,232	19,466
Berry Petroleum Co. - Class A (Oil & Gas)	880	20,874
Bill Barrett Corp.* (Oil & Gas)	880	27,799
Bio-Reference Laboratoriess, Inc.* (Healthcare - Services)	352	11,285
BioMed Realty Trust, Inc. (REIT)	1,584	18,501
Black Box Corp. (Telecommunications)	352	9,669
Blackbaud, Inc. (Software)	880	16,456
Blackboard, Inc.* (Software)	528	17,936
Blount International, Inc.* (Machinery - Diversified)	1,056	9,821
Blue Coat Systems, Inc.* (Internet)	704	13,158
Bob Evans Farms, Inc. (Retail)	704	20,430
Boston Private Financial Holdings, Inc. (Banks)	1,760	8,061
BPZ Resources, Inc.* (Oil & Gas)	1,408	10,138
Brady Corp. - Class A (Electronics)	880	25,881
Brigham Exploration Co.* (Oil & Gas)	2,112	10,307
Bristow Group, Inc.* (Transportation)	528	17,477

	Shares	Value
Common Stocks, continued
Brooks Automation, Inc.* (Semiconductors)	1,760	$10,437
Brown Shoe Co., Inc. (Retail)	1,056	8,184
Bruker Corp.* (Healthcare - Products)	792	7,968
Brunswick Corp. (Leisure Time)	1,584	11,373
Brush Engineered Materials, Inc.* (Mining)	528	11,262
Buffalo Wild Wings, Inc.* (Retail)	352	14,203
CACI International, Inc. - Class A* (Computers)	528	24,394
Calamos Asset Management, Inc. (Diversified Financial Services)	528	7,265
Calgon Carbon Corp.* (Environmental Control)	792	10,035
California Water Service Group (Water)	528	19,995
Capella Education Co.* (Commercial Services)	264	16,991
Capstead Mortgage Corp. (REIT)	1,144	15,284
CardioNet, Inc.* (Healthcare - Products)	528	3,749
Carrizo Oil & Gas, Inc.* (Oil & Gas)	704	13,376
Carter’s, Inc.* (Apparel)	880	24,939
Casey’s General Stores, Inc. (Retail)	792	21,725
Cash America International, Inc. (Retail)	440	11,761
Cass Information Systems, Inc. (Banks)	352	12,193
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	616	15,880
Cathay Bancorp, Inc. (Banks)	968	8,828
Cavium Networks, Inc.* (Semiconductors)	616	11,624
CBIZ, Inc.* (Commercial Services)	2,640	17,266
CEC Entertainment, Inc.* (Retail)	440	12,835
Celera Corp.* (Biotechnology)	1,408	8,448
Centene Corp.* (Healthcare - Services)	704	13,594
Centennial Communications Corp.* (Telecommunications)	1,144	8,774
Central Garden & Pet Co. - Class A* (Household Products/Wares)	968	10,929
Century Aluminum Co.* (Mining)	1,056	8,849
Cenveo, Inc.* (Commercial Services)	1,584	7,651
Cepheid, Inc.* (Healthcare - Products)	1,144	12,092
Ceradyne, Inc.* (Miscellaneous Manufacturing)	528	9,530
Charming Shoppes, Inc.* (Retail)	1,936	9,351
Chart Industries, Inc.* (Machinery - Diversified)	528	10,169
Chattem, Inc.* (Cosmetics/Personal Care)	176	11,030
Checkpoint Systems, Inc.* (Electronics)	880	15,250
Cheesecake Factory, Inc.* (Retail)	968	18,750
Chemed Corp. (Commercial Services)	440	19,404
Chemical Financial Corp. (Banks)	880	19,122
Churchill Downs, Inc. (Entertainment)	352	13,200
Cincinnati Bell, Inc.* (Telecommunications)	4,400	13,772
CIRCOR International, Inc. (Metal Fabricate/Hardware)	440	10,146

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	July 31, 2009

	Shares	Value
Common Stocks, continued
Cirrus Logic, Inc.* (Semiconductors)	1,760	$9,469
Citi Trends, Inc.* (Retail)	264	7,709
City Holding Co. (Banks)	528	17,012
CKE Restaurants, Inc. (Retail)	1,408	12,461
CKX, Inc.* (Media)	1,232	8,870
Clarcor, Inc. (Miscellaneous Manufacturing)	792	26,223
Clean Harbors, Inc.* (Environmental Control)	264	13,773
Clearwater Paper Corp.* (Forest Products & Paper)	264	10,578
Coeur d’Alene Mines Corp.* (Mining)	792	11,246
Coinstar, Inc.* (Commercial Services)	616	20,470
Coldwater Creek, Inc.* (Retail)	1,320	9,689
Collective Brands, Inc.* (Retail)	968	15,411
Colonial Properties Trust (REIT)	1,232	9,831
Community Bank System, Inc. (Banks)	1,144	20,741
Commvault Systems, Inc.* (Software)	704	12,257
Compellent Technologies, Inc.* (Computers)	440	6,992
Complete Production Services, Inc.* (Oil & Gas Services)	1,936	15,991
Computer Programs & Systems, Inc. (Software)	264	10,283
comScore, Inc.* (Internet)	440	6,697
Comtech Telecommunications Corp.* (Telecommunications)	440	14,023
Conceptus, Inc.* (Healthcare - Products)	616	10,343
Concur Technologies, Inc.* (Software)	616	21,246
CONMED Corp.* (Healthcare - Products)	792	13,923
Conseco, Inc.* (Insurance)	3,520	10,947
Consolidated Communications Holdings, Inc. (Telecommunications)	968	12,226
Contango Oil & Gas Co.* (Oil & Gas)	264	12,247
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	1,144	16,885
Core-Mark Holding Co., Inc.* (Distribution/Wholesale)	440	11,818
Corinthian Colleges, Inc.* (Commercial Services)	1,144	17,663
CRA International, Inc.* (Commercial Services)	352	9,479
Cracker Barrel Old Country Store, Inc. (Retail)	440	12,698
Crocs, Inc.* (Apparel)	1,232	4,213
CSG Systems International, Inc.* (Software)	968	16,146
Cubic Corp. (Electronics)	352	13,784
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	880	17,486
Curtiss-Wright Corp. (Aerospace/Defense)	704	23,253
Cyberonics, Inc.* (Healthcare - Products)	616	10,232
CyberSource Corp.* (Internet)	1,056	18,311
Cymer, Inc.* (Electronics)	528	18,063
Cypress Bioscience, Inc.* (Pharmaceuticals)	968	8,557

	Shares	Value
Common Stocks, continued
Darling International, Inc.* (Environmental Control)	1,672	$11,804
DCT Industrial Trust, Inc. (REIT)	3,168	14,446
DealerTrack Holdings, Inc.* (Internet)	792	15,705
Deckers Outdoor Corp.* (Apparel)	176	11,899
Delphi Financial Group, Inc. - Class A (Insurance)	792	18,873
Delta Petroleum Corp.* (Oil & Gas)	3,256	6,252
Deluxe Corp. (Commercial Services)	1,056	16,526
Denny’s Corp.* (Retail)	3,520	8,131
Developers Diversified Realty Corp. (REIT)	2,552	14,317
Dexcom, Inc.* (Healthcare - Products)	880	5,685
DHT Maritime, Inc. (Transportation)	2,464	12,394
Diamond Foods, Inc. (Food)	352	9,926
DiamondRock Hospitality Co. (REIT)	2,024	13,682
Digital River, Inc.* (Internet)	616	21,776
Dillards, Inc. - Class A (Retail)	968	10,270
DineEquity, Inc. (Retail)	176	4,349
Diodes, Inc.* (Semiconductors)	528	9,747
Dionex Corp.* (Electronics)	352	23,200
Dolan Media* (Media)	528	7,197
Dollar Financial Corp.* (Commercial Services)	528	8,290
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	352	5,826
Domtar Corp.* (Forest Products & Paper)	792	15,016
Dress Barn, Inc.* (Retail)	968	15,091
Drew Industries, Inc.* (Building Materials)	704	13,510
Drill-Quip, Inc.* (Oil & Gas Services)	528	22,329
Durect Corp.* (Pharmaceuticals)	2,552	5,870
Dycom Industries, Inc.* (Engineering & Construction)	704	8,962
E* TRADE Financial Corp.* (Diversified Financial Services)	7,656	11,484
EarthLink, Inc.* (Internet)	2,200	18,590
East West Bancorp, Inc. (Banks)	1,408	12,447
EastGroup Properties, Inc. (REIT)	528	18,332
Eastman Kodak Co. (Miscellaneous Manufacturing)	4,840	14,375
Eclipsys Corp.* (Software)	880	16,016
eHealth, Inc.* (Insurance)	528	8,575
Electro Scientific Industries, Inc.* (Electronics)	968	12,681
Electronics for Imaging, Inc.* (Computers)	1,320	15,048
EMCOR Group, Inc.* (Engineering & Construction)	1,056	25,471
Emeritus Corp.* (Healthcare - Services)	528	6,151
Employers Holdings, Inc. (Insurance)	968	13,475
Emulex Corp.* (Semiconductors)	1,320	12,052
Encore Wire Corp. (Electrical Components & Equipment)	528	11,452
EnergySolutions, Inc. (Environmental Control)	1,232	10,608
EnerSys* (Electrical Components & Equipment)	704	13,932
Ennis, Inc. (Household Products/Wares)	968	14,259

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	July 31, 2009

	Shares	Value
Common Stocks, continued
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	616	$10,977
Entegris, Inc.* (Semiconductors)	2,816	10,504
Entertainment Properties Trust (REIT)	792	21,630
EPIQ Systems, Inc.* (Software)	704	11,299
Equity Lifestyle Properties, Inc. (REIT)	616	25,669
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	440	18,080
Esterline Technologies Corp.* (Aerospace/Defense)	616	17,513
Euronet Worldwide, Inc.* (Commercial Services)	968	20,367
ev3, Inc.* (Healthcare - Products)	1,144	14,037
Evercore Partners, Inc. - Class A (Diversified Financial Services)	352	6,924
Exelixis, Inc.* (Biotechnology)	2,112	11,299
Exponent, Inc.* (Commercial Services)	528	13,628
Extra Space Storage, Inc. (REIT)	1,848	16,225
F.N.B. Corp. (Banks)	1,848	14,340
Fair Isaac Corp. (Software)	968	18,576
Federal Signal Corp. (Miscellaneous Manufacturing)	1,408	12,475
FEI Co.* (Electronics)	616	15,092
FelCor Lodging Trust, Inc. (REIT)	1,760	4,136
Financial Federal Corp. (Diversified Financial Services)	704	14,277
First BanCorp (Banks)	1,848	5,729
First Commonwealth Financial Corp. (Banks)	2,288	15,261
First Financial Bancorp (Banks)	1,320	11,405
First Financial Corp. (Banks)	352	11,436
First Merchants Corp. (Banks)	1,496	11,833
First Midwest Bancorp, Inc. (Banks)	1,408	11,771
FirstMerit Corp. (Banks)	1,321	24,676
Flagstone Reinsurance Holdings, Ltd. (Insurance)	1,496	15,110
Flushing Financial Corp. (Savings & Loans)	968	10,270
Force Protection, Inc.* (Auto Manufacturers)	1,056	5,460
Forestar Group, Inc.* (Real Estate)	704	9,166
FormFactor, Inc.* (Semiconductors)	968	22,312
Fossil, Inc.* (Household Products/Wares)	792	20,861
FPIC Insurance Group, Inc.* (Insurance)	440	15,114
Franklin Electric Co., Inc. (Hand/Machine Tools)	616	19,958
Franklin Street Properties Corp. (REIT)	1,056	15,059
Fred’s, Inc. (Retail)	880	11,862
Fresh Del Monte Produce, Inc.* (Food)	704	15,073
Fuller (H.B.) Co. (Chemicals)	1,056	21,289
FX Energy, Inc.* (Oil & Gas)	1,672	6,671
Gartner Group, Inc.* (Commercial Services)	1,056	18,058
General Communication, Inc. - Class A* (Telecommunications)	1,232	8,439
General Maritime Corp. (Oil & Gas Services)	1,232	10,263

	Shares	Value
Common Stocks, continued
Genesco, Inc.* (Retail)	440	$9,557
Genesee & Wyoming, Inc. - Class A* (Transportation)	616	16,811
Genoptix, Inc.* (Healthcare - Services)	352	11,021
GeoEye, Inc.* (Telecommunications)	352	8,730
GFI Group, Inc. (Diversified Financial Services)	1,144	7,379
Glacier Bancorp, Inc. (Banks)	1,144	17,812
Glatfelter (Forest Products & Paper)	1,408	14,573
Global Cash Access Holdings, Inc.* (Commercial Services)	792	7,128
Global Industries, Ltd.* (Oil & Gas Services)	2,112	14,425
Globecomm Systems, Inc.* (Telecommunications)	1,232	9,782
GMX Resources, Inc.* (Oil & Gas)	792	9,211
Golar LNG, Ltd. (Transportation)	968	9,467
Goodrich Petroleum Corp.* (Oil & Gas)	528	13,543
GrafTech International, Ltd.* (Electrical Components & Equipment)	2,024	27,789
Gran Tierra Energy, Inc.* (Oil & Gas)	3,608	13,386
Granite Construction, Inc. (Engineering & Construction)	528	17,889
Graphic Packaging Holding Co.* (Packaging & Containers)	2,552	5,436
Greatbatch, Inc.* (Electrical Components & Equipment)	528	11,637
Greenlight Capital Re, Ltd. - Class A* (Insurance)	352	6,452
Group 1 Automotive, Inc. (Retail)	440	12,962
GulfMark Offshore, Inc.* (Transportation)	616	19,712
Haemonetics Corp.* (Healthcare - Products)	352	20,772
Halozyme Therapeutics, Inc.* (Biotechnology)	1,760	12,426
Hancock Holding Co. (Banks)	440	17,772
Harleysville National Corp. (Banks)	1,936	10,609
Harmonic, Inc.* (Telecommunications)	2,200	15,246
Harris Stratex Networks, Inc. - Class A* (Telecommunications)	1,320	9,161
Harte-Hanks, Inc. (Advertising)	1,232	13,330
Hatteras Financial Corp. (REIT)	528	14,958
Haynes International, Inc.* (Metal Fabricate/Hardware)	352	8,107
Headwaters, Inc.* (Energy - Alternate Sources)	1,672	5,133
Healthcare Realty Trust, Inc. (REIT)	1,232	23,913
Healthcare Services Group, Inc. (Commercial Services)	880	16,430
HEALTHSOUTH Corp.* (Healthcare - Services)	1,144	16,474
HealthSpring, Inc.* (Healthcare - Services)	880	11,114
Healthways, Inc.* (Healthcare - Services)	616	9,080
Heartland Express, Inc. (Transportation)	1,056	16,262
Heartland Payment Systems, Inc. (Commercial Services)	792	8,443

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	July 31, 2009

	Shares	Value
Common Stocks, continued
HEICO Corp. (Aerospace/Defense)	440	$16,249
Heidrick & Struggles International, Inc. (Commercial Services)	616	12,622
Helen of Troy, Ltd.* (Household Products/Wares)	704	15,312
Hercules Offshore, Inc.* (Oil & Gas Services)	2,640	12,514
Herman Miller, Inc. (Office Furnishings)	968	16,078
Hexcel Corp.* (Aerospace/Defense Equipment)	1,760	17,970
Highwoods Properties, Inc. (REIT)	1,056	27,044
HMS Holdings Corp.* (Commercial Services)	440	16,896
Home Federal Bancorp, Inc. (Savings & Loans)	968	11,026
Home Properties, Inc. (REIT)	704	25,133
Horace Mann Educators Corp. (Insurance)	968	10,987
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	792	17,250
Horsehead Holding Corp.* (Mining)	968	10,348
Hot Topic, Inc.* (Retail)	1,056	8,163
HSN, Inc.* (Retail)	792	8,023
Hub Group, Inc. - Class A* (Transportation)	616	13,238
Human Genome Sciences, Inc.* (Biotechnology)	2,200	31,460
Huron Consulting Group, Inc.* (Commercial Services)	352	15,611
Iconix Brand Group, Inc.* (Apparel)	1,144	20,043
ICU Medical, Inc.* (Healthcare - Products)	352	13,703
II-VI, Inc.* (Electronics)	528	12,667
Immucor, Inc.* (Healthcare - Products)	1,056	17,593
ImmunoGen, Inc.* (Biotechnology)	1,320	11,471
Impax Laboratories, Inc.* (Pharmaceuticals)	968	7,260
Independent Bank Corp./MA (Banks)	792	16,893
Infinera Corp.* (Telecommunications)	1,144	7,745
Infinity Property & Casualty Corp. (Insurance)	528	21,933
Informatica Corp.* (Software)	1,320	24,275
Information Services Group, Inc.* (Commercial Services)	2,904	10,135
Inland Real Estate Corp. (REIT)	2,552	18,834
Innospec, Inc. (Chemicals)	616	7,355
Insight Enterprises, Inc.* (Retail)	792	8,158
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	528	9,715
Insteel Industries, Inc. (Miscellaneous Manufacturing)	880	8,967
InterDigital, Inc.* (Telecommunications)	704	20,845
Interface, Inc. - Class A (Office Furnishings)	1,056	7,329
Intermec, Inc.* (Machinery - Diversified)	1,320	18,005
Interval Leisure Group, Inc.* (Leisure Time)	704	7,427
Intevac, Inc.* (Machinery - Diversified)	968	11,142

	Shares	Value
Common Stocks, continued
Invacare Corp. (Healthcare - Products)	880	$17,952
inVentiv Health, Inc.* (Advertising)	704	10,799
ION Geophysical Corp.* (Oil & Gas Services)	2,376	6,391
IPC Holdings, Ltd. (Insurance)	704	20,374
IPC The Hospitalist Co.* (Healthcare - Services)	264	7,352
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,408	25,738
J. Crew Group, Inc.* (Retail)	616	17,347
j2 Global Communications, Inc.* (Internet)	880	21,111
Jack Henry & Associates, Inc. (Computers)	1,408	30,230
Jack in the Box, Inc.* (Retail)	1,056	22,282
Jackson Hewitt Tax Service, Inc. (Commercial Services)	968	5,856
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	968	11,161
James River Coal Co.* (Coal)	616	11,439
JetBlue Airways Corp.* (Airlines)	3,784	19,336
Jo-Ann Stores, Inc.* (Retail)	528	12,302
John Bean Technologies Corp. (Miscellaneous Manufacturing)	616	8,538
Jones Apparel Group, Inc. (Apparel)	1,496	20,585
Jos. A. Bank Clothiers, Inc.* (Retail)	352	12,880
K-Swiss, Inc. - Class A (Apparel)	1,320	14,309
Kaiser Aluminum Corp. (Mining)	352	11,637
Kaman Corp. (Aerospace/Defense)	616	11,815
Kaydon Corp. (Metal Fabricate/Hardware)	528	17,250
KBW, Inc.* (Diversified Financial Services)	440	12,844
Kelly Services, Inc. - Class A (Commercial Services)	1,144	13,453
Kenexa Corp.* (Commercial Services)	616	7,515
Key Energy Services, Inc.* (Oil & Gas Services)	2,816	19,543
Keynote Systems, Inc.* (Internet)	968	9,738
Kforce, Inc.* (Commercial Services)	1,320	12,857
Kindred Healthcare, Inc.* (Healthcare - Services)	704	9,884
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	1,408	26,147
Knight Transportation, Inc. (Transportation)	1,056	19,156
Knightsbridge Tankers, Ltd. (Transportation)	704	11,074
Kopin Corp.* (Semiconductors)	1,848	7,337
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	440	12,280
L-1 Identity Solutions, Inc.* (Electronics)	1,496	11,774
L.B. Foster Co. - Class A* (Metal Fabricate/Hardware)	352	10,560
Laclede Group, Inc. (Gas)	528	17,725
Ladish Co., Inc.* (Metal Fabricate/Hardware)	616	6,776
Lakeland Financial Corp. (Banks)	528	10,338
Lancaster Colony Corp. (Miscellaneous Manufacturing)	352	16,030
Lance, Inc. (Food)	704	17,839

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	July 31, 2009

	Shares	Value
Common Stocks, continued
Landauer, Inc. (Commercial Services)	264	$17,667
LaSalle Hotel Properties (REIT)	1,056	15,745
Lawson Software, Inc.* (Software)	2,816	16,727
Lexington Realty Trust (REIT)	2,376	10,169
LHC Group, Inc.* (Healthcare - Services)	352	10,331
Ligand Pharmaceuticals, Inc. - Class B* (Pharmaceuticals)	2,376	6,724
Littelfuse, Inc.* (Electrical Components & Equipment)	616	14,414
Live Nation, Inc.* (Commercial Services)	1,848	10,792
Liz Claiborne, Inc. (Apparel)	2,728	8,620
Loral Space & Communications, Inc.* (Telecommunications)	176	3,684
Louisiana-Pacific Corp.* (Forest Products & Paper)	2,376	10,027
Lufkin Industries, Inc. (Oil & Gas Services)	352	15,981
Luminex Corp.* (Healthcare - Products)	704	12,440
M&F Worldwide Corp.* (Food)	352	7,001
Magellan Health Services, Inc.* (Healthcare - Services)	616	19,934
MainSource Financial Group, Inc. (Banks)	1,056	7,086
ManTech International Corp. - Class A* (Software)	352	18,762
Marcus Corp. (Lodging)	880	11,123
MarketAxess Holdings, Inc.* (Diversified Financial Services)	704	7,364
Martek Biosciences Corp. (Biotechnology)	792	18,422
Masimo Corp.* (Healthcare - Products)	880	21,516
MasTec, Inc.* (Telecommunications)	880	9,108
Matrix Service Co.* (Oil & Gas Services)	704	7,132
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	616	19,256
Max Capital Group, Ltd. (Insurance)	792	15,816
MB Financial, Inc. (Banks)	1,232	16,940
McGrath Rentcorp (Commercial Services)	528	10,148
McMoRan Exploration Co.* (Oil & Gas)	1,672	10,634
Meadowbrook Insurance Group, Inc. (Insurance)	1,672	13,226
Medarex, Inc.* (Pharmaceuticals)	1,936	30,724
MedAssets, Inc.* (Software)	704	13,151
Mediacom Communications Corp. - Class A* (Media)	1,408	6,744
Medical Properties Trust, Inc. (REIT)	1,760	12,320
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	968	16,572
Mentor Graphics Corp.* (Computers)	1,848	12,825
MercadoLibre, Inc.* (Commercial Services)	352	10,145
Meridian Bioscience, Inc. (Healthcare - Products)	616	13,564
Merit Medical Systems, Inc.* (Healthcare - Products)	792	14,486
Meritage Homes Corp.* (Home Builders)	440	9,416

	Shares	Value
Common Stocks, continued
MF Global, Ltd.* (Diversified Financial Services)	792	$5,053
MFA Financial, Inc. (REIT)	3,256	24,094
MGE Energy, Inc. (Electric)	704	25,252
MGIC Investment Corp. (Insurance)	1,496	9,874
Microsemi Corp.* (Semiconductors)	1,320	18,018
Mid-America Apartment Communities, Inc. (REIT)	528	20,946
Middlesex Water Co. (Water)	1,144	17,492
MKS Instruments, Inc.* (Semiconductors)	1,232	23,864
Mobile Mini, Inc.* (Storage/Warehousing)	968	15,662
ModusLink Global Solutions, Inc.* (Internet)	1,056	7,529
Momenta Pharmaceuticals, Inc.* (Biotechnology)	704	7,638
Monolithic Power Systems, Inc.* (Semiconductors)	616	13,669
Montpelier Re Holdings, Ltd. (Insurance)	2,024	31,736
Moog, Inc. - Class A* (Aerospace/Defense)	704	18,980
Move, Inc.* (Internet)	3,168	8,459
MPS Group, Inc.* (Commercial Services)	2,464	21,314
MSC.Software Corp.* (Software)	2,024	14,795
Mueller Industries, Inc. (Metal Fabricate/Hardware)	704	16,727
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	2,200	8,492
Myriad Pharmaceuticals, Inc.* (Pharmaceuticals)	77	375
NATCO Group, Inc. - Class A* (Oil & Gas Services)	440	15,866
National CineMedia, Inc. (Entertainment)	704	10,356
National Financial Partners (Diversified Financial Services)	704	5,280
National Penn Bancshares, Inc. (Banks)	2,464	12,271
National Presto Industries, Inc. (Housewares)	176	14,143
National Retail Properties, Inc. (REIT)	1,320	26,017
Natus Medical, Inc.* (Healthcare - Products)	880	11,968
Navigant Consulting Co.* (Commercial Services)	1,056	12,566
NBT Bancorp, Inc. (Banks)	792	18,168
Nektar Therapeutics* (Biotechnology)	1,584	11,215
Neogen Corp.* (Pharmaceuticals)	440	12,822
Net 1 UEPS Technologies, Inc.* (Commercial Services)	880	14,837
Netezza Corp.* (Computers)	1,056	9,546
NETGEAR, Inc.* (Telecommunications)	704	11,975
Netlogic Microsystems, Inc.* (Semiconductors)	352	13,988
Neutral Tandem, Inc.* (Telecommunications)	440	13,640
NewAlliance Bancshares, Inc. (Savings & Loans)	1,936	23,716
NewMarket Corp. (Chemicals)	176	13,314

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	July 31, 2009

	Shares	Value
Common Stocks, continued
Newpark Resources, Inc.* (Oil & Gas Services)	2,728	$7,175
Newport Corp.* (Electronics)	1,760	13,006
NIC, Inc. (Internet)	1,408	10,687
Nicor, Inc. (Gas)	792	28,860
Nordson Corp. (Machinery - Diversified)	528	23,707
Northwest Natural Gas Co. (Gas)	528	23,570
Novatel Wireless, Inc.* (Telecommunications)	792	7,508
NPS Pharmaceuticals, Inc.* (Biotechnology)	1,760	6,846
NTELOS Holdings Corp. (Telecommunications)	616	9,542
Nu Skin Enterprises, Inc. (Retail)	1,056	19,019
NuVasive, Inc.* (Healthcare - Products)	528	21,854
Ocwen Financial Corp.* (Diversified Financial Services)	616	8,778
OfficeMax, Inc. (Retail)	1,584	14,747
Old Dominion Freight Line, Inc.* (Transportation)	440	15,677
Old National Bancorp (Banks)	1,760	19,888
Olin Corp. (Chemicals)	1,496	20,630
OM Group, Inc.* (Chemicals)	528	17,772
OMEGA Healthcare Investors, Inc. (REIT)	1,848	30,880
Omnicell, Inc.* (Software)	792	9,884
Omniture, Inc.* (Commercial Services)	1,144	15,650
OmniVision Technologies, Inc.* (Semiconductors)	1,056	13,971
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	880	31,610
Open Text Corp.* (Software)	89	3,354
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	440	6,200
optionsXpress Holdings, Inc. (Diversified Financial Services)	704	12,721
Orbital Sciences Corp.* (Aerospace/Defense)	1,232	16,681
Orient-Express Hotels, Ltd. - Class A (Lodging)	1,056	9,346
Oriental Financial Group, Inc. (Banks)	616	8,692
Orion Marine Group, Inc.* (Engineering & Construction)	352	7,871
Orthofix International N.V.* (Healthcare - Products)	440	12,258
Orthovita, Inc.* (Healthcare - Products)	1,496	9,739
Otter Tail Corp. (Electric)	704	16,410
Owens & Minor, Inc. (Distribution/Wholesale)	616	27,289
Pacific Sunwear of California, Inc.* (Retail)	1,408	4,675
PacWest Bancorp (Banks)	616	9,905
PAETEC Holding Corp.* (Telecommunications)	2,552	7,503
Palm, Inc.* (Computers)	1,056	16,611
Palomar Medical Technologies, Inc.* (Healthcare - Products)	440	6,574
Papa John’s International, Inc.* (Retail)	528	13,416

	Shares	Value
Common Stocks, continued
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	704	$11,412
Parametric Technology Corp.* (Software)	1,848	23,858
PAREXEL International Corp.* (Commercial Services)	880	13,614
Park Electrochemical Corp. (Electronics)	704	16,452
Parker Drilling Co.* (Oil & Gas)	2,816	13,010
PDL BioPharma, Inc. (Biotechnology)	2,024	16,658
Pegasystems, Inc. (Software)	352	9,962
Penn Virginia Corp. (Oil & Gas)	968	18,595
Perot Systems Corp. - Class A* (Computers)	1,408	22,500
PetMed Express, Inc.* (Pharmaceuticals)	704	13,066
Petroleum Development* (Oil & Gas)	616	10,373
PetroQuest Energy, Inc.* (Oil & Gas)	1,232	4,127
Pharmasset, Inc.* (Pharmaceuticals)	704	10,835
PharMerica Corp.* (Pharmaceuticals)	704	14,756
Phase Forward, Inc.* (Software)	880	12,496
PHH Corp.* (Commercial Services)	792	14,517
PHI, Inc.* (Transportation)	352	7,688
PICO Holdings, Inc.* (Water)	440	13,345
Piedmont Natural Gas Co., Inc. (Gas)	1,144	28,165
Pinnacle Entertainment, Inc.* (Entertainment)	1,056	10,592
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	352	16,143
Plantronics, Inc. (Telecommunications)	880	20,830
Platinum Underwriters Holdings, Ltd. (Insurance)	792	26,730
Plexus Corp.* (Electronics)	792	20,346
PNM Resources, Inc. (Electric)	1,496	18,251
Polaris Industries, Inc. (Leisure Time)	440	16,663
Polycom, Inc.* (Telecommunications)	1,232	29,260
PolyOne Corp.* (Chemicals)	2,992	12,836
Polypore International, Inc.* (Miscellaneous Manufacturing)	616	7,608
Portland General Electric Co. (Electric)	1,232	23,445
Post Properties, Inc. (REIT)	880	12,461
Potlatch Corp. (Forest Products & Paper)	792	23,419
Powell Industries, Inc.* (Electrical Components & Equipment)	264	9,412
Power Integrations, Inc. (Semiconductors)	528	15,465
Powerwave Technologies, Inc.* (Telecommunications)	3,256	4,103
Premiere Global Services, Inc.* (Telecommunications)	1,144	10,971
PrivateBancorp, Inc. (Banks)	440	10,925
ProAssurance Corp.* (Insurance)	616	31,280
Progress Software Corp.* (Software)	968	21,906
Prospect Capital Corp. (Investment Companies)	704	7,040
Prosperity Bancshares, Inc. (Banks)	704	23,591
Provident New York Bancorp (Savings & Loans)	2,024	19,633
PSS World Medical, Inc.* (Healthcare - Products)	1,056	21,342

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	July 31, 2009

	Shares	Value
Common Stocks, continued
Psychiatric Solutions, Inc.* (Healthcare - Services)	704	$19,022
Quanex Building Products Corp. (Building Materials)	968	11,510
Quantum Corp.* (Computers)	4,752	4,372
Quest Software, Inc.* (Software)	1,232	18,160
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	1,320	7,735
Quidel Corp.* (Healthcare - Products)	704	10,511
Quiksilver, Inc.* (Apparel)	2,640	5,676
Rackspace Hosting, Inc.* (Internet)	968	13,591
Radian Group, Inc. (Insurance)	1,584	5,275
Raven Industries, Inc. (Miscellaneous Manufacturing)	440	12,628
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	616	14,599
RC2 Corp.* (Toys/Games/Hobbies)	352	5,375
RCN Corp.* (Telecommunications)	1,232	8,969
Redwood Trust, Inc. (REIT)	1,144	18,590
Regal-Beloit Corp. (Hand/Machine Tools)	968	44,876
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	880	18,867
Regis Corp. (Retail)	880	12,021
RehabCare Group, Inc.* (Healthcare - Services)	352	8,469
Renasant Corp. (Banks)	792	11,793
Rent-A-Center, Inc.* (Commercial Services)	1,056	21,923
Res-Care, Inc.* (Healthcare - Services)	880	13,746
Resources Connection, Inc.* (Commercial Services)	880	13,288
RF Micro Devices, Inc.* (Telecommunications)	3,872	20,134
Rigel Pharmaceuticals, Inc.* (Healthcare - Products)	616	5,131
Rimage Corp.* (Computers)	528	8,802
Riverbed Technology, Inc.* (Computers)	792	15,848
RLI Corp. (Insurance)	528	26,194
Robbins & Myers, Inc. (Machinery - Diversified)	528	11,051
Rock-Tenn Co. - Class A (Forest Products & Paper)	616	27,695
Rockwood Holdings, Inc.* (Chemicals)	968	17,347
Rofin-Sinar Technologies, Inc.* (Electronics)	616	13,373
Rollins, Inc. (Commercial Services)	792	14,517
Rosetta Resources, Inc.* (Oil & Gas)	1,408	14,601
RTI Biologics, Inc.* (Healthcare - Products)	1,408	6,237
RTI International Metals, Inc.* (Mining)	616	10,940
Ruby Tuesday, Inc.* (Retail)	968	7,241
Ruddick Corp. (Food)	880	20,680
S.Y. Bancorp, Inc. (Banks)	440	10,815
S1 Corp.* (Internet)	1,584	11,231
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,056	12,862
Sally Beauty Holdings, Inc.* (Retail)	1,936	13,513
Sanderson Farms, Inc. (Food)	352	14,319
Sandy Spring Bancorp, Inc. (Banks)	704	11,405

	Shares	Value
Common Stocks, continued
Sapient Corp.* (Internet)	1,760	$11,757
Savient Pharmaceuticals, Inc.* (Biotechnology)	616	9,603
SAVVIS, Inc.* (Telecommunications)	792	11,492
ScanSource, Inc.* (Distribution/Wholesale)	616	17,574
SCBT Financial Corp. (Banks)	528	13,564
School Specialty, Inc.* (Retail)	704	15,748
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	352	11,510
Seattle Genetics, Inc.* (Biotechnology)	1,760	21,208
Selective Insurance Group, Inc. (Insurance)	1,232	18,406
Semtech Corp.* (Semiconductors)	1,232	22,669
Sensient Technologies Corp. (Chemicals)	968	24,384
Shenandoah Telecommunications Co. (Telecommunications)	528	10,750
ShoreTel, Inc.* (Telecommunications)	880	7,586
Shuffle Master, Inc.* (Entertainment)	1,144	8,237
Signature Bank* (Banks)	616	18,160
Silicon Graphics International Corp.* (Computers)	2,024	10,160
Simmons First National Corp. - Class A (Banks)	440	13,191
Simpson Manufacturing Co., Inc. (Building Materials)	792	22,493
Sinclair Broadcast Group, Inc. - Class A (Media)	3,520	6,582
Skechers U.S.A., Inc. - Class A* (Apparel)	880	12,170
SkyWest, Inc. (Airlines)	1,320	16,738
Skyworks Solutions, Inc.* (Semiconductors)	2,376	28,702
Smart Balance, Inc.* (Food)	1,408	8,631
Smith Corp. (Miscellaneous Manufacturing)	528	20,613
Smith Micro Software, Inc.* (Software)	880	10,058
Solera Holdings, Inc.* (Software)	968	26,068
Solutia, Inc.* (Chemicals)	1,584	14,161
Sonic Automotive, Inc. (Retail)	440	5,412
Sonic Corp.* (Retail)	1,584	17,472
SONICWALL, Inc.* (Internet)	2,200	16,698
SonoSite, Inc.* (Healthcare - Products)	616	14,519
Sonus Networks, Inc.* (Telecommunications)	4,312	8,193
Sotheby’s (Commercial Services)	528	7,957
Southside Bancshares, Inc. (Banks)	616	13,946
Southwest Gas Corp. (Gas)	1,056	25,576
Spartan Motors, Inc. (Auto Parts & Equipment)	528	3,696
Spartech Corp. (Chemicals)	528	6,600
Spherion Corp.* (Commercial Services)	1,144	6,292
SPSS, Inc.* (Software)	528	26,125
SRA International, Inc. - Class A* (Computers)	704	13,869
Stage Stores, Inc. (Retail)	880	10,982
Standard Microsystems Corp.* (Semiconductors)	704	16,333

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	July 31, 2009

	Shares	Value
Common Stocks, continued
Standard Pacific Corp.* (Home Builders)	2,464	$8,476
Starent Networks Corp.* (Software)	440	10,551
Stein Mart, Inc.* (Retail)	528	5,824
StellarOne Corp. (Banks)	616	9,080
Stepan Co. (Chemicals)	264	11,822
STERIS Corp. (Healthcare - Products)	968	27,181
Sterling Bancorp (Banks)	1,584	12,783
Sterling Bancshares, Inc. (Banks)	1,936	15,624
Steven Madden, Ltd.* (Apparel)	440	14,106
Stewart Enterprises, Inc. - Class A (Commercial Services)	1,760	8,606
Stifel Financial Corp.* (Diversified Financial Services)	440	21,969
Stone Energy Corp.* (Oil & Gas)	968	10,512
Sun Communities, Inc. (REIT)	880	13,464
Sun Healthcare Group, Inc.* (Healthcare - Services)	1,320	12,844
Sunstone Hotel Investors, Inc. (REIT)	1,672	9,296
Superior Industries International, Inc. (Auto Parts & Equipment)	792	12,498
Susquehanna Bancshares, Inc. (Banks)	2,728	14,349
SVB Financial Group* (Banks)	440	15,510
Swift Energy Co.* (Oil & Gas)	1,056	20,803
Sycamore Networks, Inc.* (Telecommunications)	3,960	13,464
Sykes Enterprises, Inc.* (Computers)	792	15,761
Symmetry Medical, Inc.* (Healthcare - Products)	1,056	9,039
Symyx Technologies, Inc.* (Chemicals)	880	6,098
Syniverse Holdings, Inc.* (Telecommunications)	968	16,969
SYNNEX Corp.* (Software)	440	12,505
Take-Two Interactive Software, Inc. (Software)	1,144	10,891
Taleo Corp. - Class A* (Software)	616	10,780
Tanger Factory Outlet Centers, Inc. (REIT)	616	21,893
Technitrol, Inc. (Electronics)	880	6,389
Tekelec* (Telecommunications)	1,232	22,656
Teledyne Technologies, Inc.* (Aerospace/Defense)	616	20,162
TeleTech Holdings, Inc.* (Commercial Services)	616	10,300
Tempur-Pedic International, Inc. (Home Furnishings)	1,056	15,660
Tennant Co. (Machinery - Diversified)	616	13,515
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	880	14,230
Terremark Worldwide, Inc.* (Internet)	1,584	9,868
Tessera Technologies, Inc.* (Semiconductors)	704	19,775
Tetra Tech, Inc.* (Environmental Control)	880	26,506
TETRA Technologies, Inc.* (Oil & Gas Services)	1,760	13,570
Texas Capital Bancshares, Inc.* (Banks)	968	16,078

	Shares	Value
Common Stocks, continued
Texas Roadhouse, Inc. - Class A* (Retail)	1,056	$11,753
The Andersons, Inc. (Agriculture)	352	11,341
The Buckle, Inc. (Retail)	440	13,614
The Cato Corp. - Class A (Retail)	704	14,003
The Children’s Place Retail Stores, Inc.* (Retail)	440	14,419
The Corporate Executive Board Co. (Commercial Services)	704	13,221
The Geo Group, Inc.* (Commercial Services)	880	15,822
The Gymboree Corp.* (Apparel)	440	17,503
The Hain Celestial Group, Inc.* (Food)	880	14,617
The Men’s Wearhouse, Inc. (Retail)	968	20,918
The Pantry, Inc.* (Retail)	440	7,722
The Pep Boys - Manny, Moe & Jack (Retail)	968	9,612
The Phoenix Cos., Inc. (Insurance)	2,200	4,840
The Ryland Group, Inc. (Home Builders)	704	14,059
The Timberland Co. - Class A* (Apparel)	1,056	14,404
The Ultimate Software Group, Inc.* (Software)	528	13,517
The Warnaco Group, Inc.* (Apparel)	704	25,576
The Wet Seal, Inc. - Class A* (Retail)	2,552	8,422
Theravance, Inc.* (Pharmaceuticals)	880	13,288
Thoratec Corp.* (Healthcare - Products)	880	22,123
THQ, Inc.* (Software)	1,320	8,857
Tibco Software, Inc.* (Internet)	3,080	26,888
Ticketmaster Entertainment, Inc.* (Commercial Services)	968	7,841
Titan International, Inc. (Auto Parts & Equipment)	968	7,202
TiVo, Inc.* (Home Furnishings)	1,584	16,236
TNS, Inc.* (Commercial Services)	440	10,089
Tower Group, Inc. (Insurance)	704	17,579
Tractor Supply Co.* (Retail)	528	25,328
TradeStation Group, Inc.* (Diversified Financial Services)	1,584	11,864
Tredegar Corp. (Miscellaneous Manufacturing)	880	12,883
TreeHouse Foods, Inc.* (Food)	528	17,134
TriQuint Semiconductor, Inc.* (Semiconductors)	2,552	18,323
Triumph Group, Inc. (Aerospace/Defense)	352	14,059
True Religion Apparel, Inc.* (Apparel)	528	11,806
TrueBlue, Inc.* (Commercial Services)	1,496	18,999
TrustCo Bank Corp. NY (Banks)	2,464	15,499
Trustmark Corp. (Banks)	968	19,263
TTM Technologies, Inc.* (Electronics)	1,320	13,028
Tupperware Corp. (Household Products/Wares)	880	29,982
Tutor Perini Corp.* (Engineering & Construction)	440	8,118
Tyler Technologies, Inc.* (Computers)	968	14,907
UAL Corp.* (Airlines)	2,640	10,877

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	July 31, 2009

	Shares	Value
Common Stocks, continued
UIL Holdings Corp. (Electric)	792	$19,325
UMB Financial Corp. (Banks)	616	25,699
Umpqua Holdings Corp. (Banks)	1,232	11,950
Union Bankshares Corp. (Banks)	440	6,829
Unisource Energy Corp. (Electric)	704	19,430
Unisys Corp.* (Computers)	5,896	10,554
United Fire & Casualty Co. (Insurance)	704	11,834
United Natural Foods, Inc.* (Food)	704	19,029
United Online, Inc. (Internet)	1,848	16,965
United Rentals, Inc.* (Commercial Services)	1,584	11,832
United Stationers, Inc.* (Distribution/Wholesale)	440	20,425
Universal Forest Products, Inc. (Building Materials)	440	19,642
Universal Health Realty Income Trust (REIT)	616	21,049
US Airways Group, Inc.* (Airlines)	3,256	9,540
USEC, Inc.* (Mining)	2,024	7,833
VAALCO Energy, Inc. (Oil & Gas)	2,024	8,966
Valassis Communications, Inc.* (Commercial Services)	880	10,023
ValueClick, Inc.* (Internet)	1,584	18,216
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	352	5,350
Varian, Inc.* (Electronics)	528	26,801
Veeco Instruments, Inc.* (Semiconductors)	792	14,921
VeriFone Holdings, Inc.* (Software)	1,320	11,893
ViaSat, Inc.* (Telecommunications)	528	14,256
ViroPharma, Inc.* (Pharmaceuticals)	1,496	11,026
VistaPrint, Ltd.* (Commercial Services)	528	21,780
VIVUS, Inc.* (Healthcare - Products)	1,496	11,085
Vocus, Inc.* (Internet)	440	7,401
Volcano Corp.* (Healthcare - Products)	880	13,367
W&T Offshore, Inc. (Oil & Gas)	1,232	13,170
W.R. Grace & Co.* (Chemicals)	1,144	19,025
Walter Investment Management Corp.* (REIT)	264	3,551
Washington REIT (REIT)	968	24,771
Washington Trust Bancorp, Inc. (Banks)	616	11,187
Watsco, Inc. (Distribution/Wholesale)	264	13,849
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	616	23,001
Watts Water Technologies, Inc. - Class A (Electronics)	704	18,543
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	1,496	14,062
WD-40 Co. (Household Products/Wares)	528	15,961
Websense, Inc.* (Internet)	880	13,024
Webster Financial Corp. (Banks)	1,320	14,929
WellCare Health Plans, Inc.* (Healthcare - Services)	616	13,712
Werner Enterprises, Inc. (Transportation)	880	15,893
WesBanco, Inc. (Banks)	792	13,203
West Pharmaceutical Services, Inc. (Healthcare - Products)	704	25,696
Westamerica Bancorp (Banks)	440	22,994

	Shares	Value
Common Stocks, continued
Westfield Financial, Inc. (Banks)	1,672	$16,252
Weyco Group, Inc. (Apparel)	352	8,371
WGL Holdings, Inc. (Gas)	880	29,146
Willbros Group, Inc.* (Oil & Gas Services)	968	13,349
Winn-Dixie Stores, Inc.* (Food)	1,056	14,964
Wintrust Financial Corp. (Banks)	616	16,108
Wolverine World Wide, Inc. (Apparel)	1,056	25,450
Woodward Governor Co. (Electronics)	968	19,012
World Acceptance Corp.* (Diversified Financial Services)	352	8,349
World Fuel Services Corp. (Retail)	528	23,158
World Wrestling Entertainment, Inc. (Entertainment)	968	12,710
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,144	15,124
Wright Express Corp.* (Commercial Services)	704	19,909
Wright Medical Group, Inc.* (Healthcare - Products)	880	12,250
XenoPort, Inc.* (Pharmaceuticals)	616	12,511
Zenith National Insurance Corp. (Insurance)	880	21,006
Zep, Inc. (Chemicals)	528	8,490
Zoll Medical Corp.* (Healthcare - Products)	616	11,353
Zoran Corp.* (Semiconductors)	1,056	12,165

TOTAL COMMON STOCKS (Cost $9,718,130)		11,217,900

	Principal Amount
Repurchase Agreements (54.3%)
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $994,008 (Collateralized by $1,017,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $1,016,015)	$994,000	994,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $4,310,043 (Collateralized by $4,297,000 of various U.S. Government Agency Obligations, 1.75%-4.13%, 3/23/11-12/21/12, market value $4,398,086)	4,310,000	4,310,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $3,731,037 (Collateralized by $3,569,000 of various U.S. Government Agency Obligations, 1.20%-4.13%, 6/16/11-9/27/13, market value $3,807,657)	3,731,000	3,731,000

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	July 31, 2009

	Principal Amount	Value
Repurchase Agreements, continued
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $994,008 (Collateralized by $984,000 Federal National Mortgage Association, 3.25%, 2/10/10, market value $1,014,738)	$994,000	$994,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,029,000)		10,029,000

TOTAL INVESTMENT SECURITIES (Cost $19,747,130)—115.0%		21,246,900
Net other assets (liabilities) — (15.0)%		(2,774,684)

NET ASSETS — 100.0%		$18,472,216

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $1,290,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
Russell 2000 Mini Futures Contract expiring 9/18/09 (Underlying notional amount at value $1,828,530)	33	$92,284

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$1,722,333	$18,614
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	3,658,591	(11,015)

Small-Cap ProFund invested in the following industries as of July 31, 2009:

	Value	% of Net Assets
Advertising	$24,129	0.1%
Aerospace/Defense	165,636	0.9%
Aerospace/Defense Equipment	17,970	0.1%
Agriculture	11,341	0.1%
Airlines	84,076	0.5%
Apparel	239,670	1.3%
Auto Manufacturers	5,460	NM
Auto Parts & Equipment	78,229	0.4%
Banks	796,614	4.2%
Biotechnology	250,893	1.4%
Building Materials	97,242	0.5%
Chemicals	234,466	1.3%
Coal	11,439	0.1%
Commercial Services	775,108	4.1%
Computers	238,326	1.3%
Cosmetics/Personal Care	21,946	0.1%
Distribution/Wholesale	105,713	0.6%
Diversified Financial Services	183,841	1.0%
Electric	122,113	0.7%
Electrical Components & Equipment	105,615	0.6%

Electronics	343,990	1.9%
Energy - Alternate Sources	5,133	NM
Engineering & Construction	78,026	0.4%
Entertainment	83,773	0.5%
Environmental Control	90,165	0.5%
Food	174,983	0.9%
Forest Products & Paper	126,880	0.7%
Gas	153,042	0.8%
Hand/Machine Tools	89,770	0.5%
Healthcare - Products	528,483	2.8%
Healthcare - Services	213,560	1.2%
Home Builders	31,951	0.2%
Home Furnishings	31,896	0.2%
Household Products/Wares	122,402	0.7%
Housewares	14,143	0.1%
Insurance	446,647	2.4%
Internet	348,242	1.9%
Investment Companies	51,743	0.3%
Leisure Time	35,463	0.2%
Lodging	28,693	0.2%
Machinery - Construction & Mining	11,906	0.1%
Machinery - Diversified	126,282	0.7%
Media	29,393	0.2%
Metal Fabricate/Hardware	107,781	0.6%
Mining	88,207	0.5%
Miscellaneous Manufacturing	292,398	1.6%
Office Furnishings	23,407	0.1%
Oil & Gas	312,135	1.7%
Oil & Gas Services	191,779	1.0%
Packaging & Containers	5,436	NM
Pharmaceuticals	341,776	1.9%
REIT	614,210	3.2%
Real Estate	9,166	NM
Retail	658,797	3.5%
Savings & Loans	81,735	0.4%
Semiconductors	369,534	2.0%
Software	530,003	2.9%
Storage/Warehousing	15,662	0.1%
Telecommunications	565,136	3.0%
Toys/Games/Hobbies	16,536	0.1%
Transportation	198,672	1.1%
Trucking & Leasing	8,305	NM
Water	50,832	0.3%
Other**	7,254,316	39.3%

Total	$18,472,216	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	July 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the Note 2 to the Financial Statements

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Common Stocks	$11,217,900	$—	$11,217,900
Repurchase Agreements	—	10,029,000	10,029,000

Total Investment Securities	11,217,900	10,029,000	21,246,900

Other Financial Instruments*	92,284	7,599	99,883

Total Investments	$11,310,184	$10,036,599	$21,346,783

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	July 31, 2009

	Shares	Value
Common Stocks (75.8%)
3M Co. (Miscellaneous Manufacturing)	4,096	$288,850
Abbott Laboratories (Pharmaceuticals)	9,120	410,309
Abercrombie & Fitch Co. - Class A (Retail)	512	14,638
Adobe Systems, Inc.* (Software)	3,072	99,594
Advanced Micro Devices, Inc.* (Semiconductors)	3,296	12,063
Aetna, Inc. (Healthcare - Services)	2,624	70,769
Affiliated Computer Services, Inc. - Class A* (Computers)	576	27,308
AFLAC, Inc. (Insurance)	2,752	104,191
Agilent Technologies, Inc.* (Electronics)	2,016	46,812
Air Products & Chemicals, Inc. (Chemicals)	1,248	93,101
AK Steel Holding Corp. (Iron/Steel)	640	12,589
Akamai Technologies, Inc.* (Internet)	1,024	16,835
Alcoa, Inc. (Mining)	5,728	67,361
Allegheny Energy, Inc. (Electric)	992	25,008
Allegheny Technologies, Inc. (Iron/Steel)	576	15,598
Allergan, Inc. (Pharmaceuticals)	1,824	97,456
Allstate Corp. (Insurance)	3,168	85,251
Altera Corp. (Semiconductors)	1,728	32,296
Altria Group, Inc. (Agriculture)	12,192	213,726
Amazon.com, Inc.* (Internet)	1,888	161,915
Ameren Corp. (Electric)	1,248	31,737
American Electric Power, Inc. (Electric)	2,816	87,183
American Express Co. (Diversified Financial Services)	7,008	198,537
American International Group, Inc. (Insurance)	800	10,512
American Tower Corp.* (Telecommunications)	2,336	79,634
Ameriprise Financial, Inc. (Diversified Financial Services)	1,504	41,811
AmerisourceBergen Corp. (Pharmaceuticals)	1,792	35,338
Amgen, Inc.* (Biotechnology)	5,952	370,869
Amphenol Corp. - Class A (Electronics)	1,024	34,150
Anadarko Petroleum Corp. (Oil & Gas)	2,944	141,901
Analog Devices, Inc. (Semiconductors)	1,728	47,295
AON Corp. (Insurance)	1,632	64,382
Apache Corp. (Oil & Gas)	1,984	166,557
Apartment Investment and Management Co. - Class A (REIT)	704	6,604
Apollo Group, Inc. - Class A* (Commercial Services)	640	44,186
Apple Computer, Inc.* (Computers)	5,248	857,471
Applied Materials, Inc. (Semiconductors)	7,872	108,634
Archer-Daniels-Midland Co. (Agriculture)	3,776	113,733
Assurant, Inc. (Insurance)	704	17,966
AT&T, Inc. (Telecommunications)	34,784	912,384
Autodesk, Inc.* (Software)	1,344	29,313
Automatic Data Processing, Inc. (Software)	2,944	109,664

	Shares	Value
Common Stocks, continued
AutoNation, Inc.* (Retail)	640	$13,235
AutoZone, Inc.* (Retail)	224	34,400
Avalonbay Communities, Inc. (REIT)	480	27,936
Avery Dennison Corp. (Household Products/Wares)	672	17,963
Avon Products, Inc. (Cosmetics/Personal Care)	2,528	81,857
Baker Hughes, Inc. (Oil & Gas Services)	1,824	73,872
Ball Corp. (Packaging & Containers)	544	26,308
Bank of America Corp. (Banks)	50,155	741,792
Bank of New York Mellon Corp. (Banks)	7,040	192,474
Bard (C.R.), Inc. (Healthcare - Products)	576	42,376
Baxter International, Inc. (Healthcare - Products)	3,552	200,226
BB&T Corp. (Banks)	3,808	87,127
Becton, Dickinson & Co. (Healthcare - Products)	1,408	91,731
Bed Bath & Beyond, Inc.* (Retail)	1,536	53,376
Bemis Co., Inc. (Packaging & Containers)	576	15,160
Best Buy Co., Inc. (Retail)	2,016	75,338
Big Lots, Inc.* (Retail)	480	11,059
Biogen Idec, Inc.* (Biotechnology)	1,696	80,645
BJ Services Co. (Oil & Gas Services)	1,728	24,503
Black & Decker Corp. (Hand/Machine Tools)	352	13,235
BMC Software, Inc.* (Software)	1,088	37,025
Boeing Co. (Aerospace/Defense)	4,288	183,998
Boston Properties, Inc. (REIT)	832	44,013
Boston Scientific Corp.* (Healthcare - Products)	8,864	95,199
Bristol-Myers Squibb Co. (Pharmaceuticals)	11,680	253,923
Broadcom Corp. - Class A* (Semiconductors)	2,528	71,365
Brown-Forman Corp. (Beverages)	576	25,315
Burlington Northern Santa Fe Corp. (Transportation)	1,632	128,259
C.H. Robinson Worldwide, Inc. (Transportation)	992	54,094
CA, Inc. (Software)	2,336	49,383
Cabot Oil & Gas Corp. (Oil & Gas)	608	21,359
Cameron International Corp.* (Oil & Gas Services)	1,280	39,974
Campbell Soup Co. (Food)	1,184	36,740
Capital One Financial Corp. (Diversified Financial Services)	2,656	81,539
Cardinal Health, Inc. (Pharmaceuticals)	2,112	70,330
Carnival Corp. - Class A (Leisure Time)	2,592	72,550
Caterpillar, Inc. (Machinery - Construction & Mining)	3,552	156,501
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	1,408	15,347
CBS Corp. - Class B (Media)	4,000	32,760
Celgene Corp.* (Biotechnology)	2,720	154,931
CenterPoint Energy, Inc. (Electric)	2,048	24,678
Centex Corp.* (Home Builders)	736	8,030
CenturyTel, Inc. (Telecommunications)	1,856	58,260

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	July 31, 2009

	Shares	Value
Common Stocks, continued
Cephalon, Inc.* (Pharmaceuticals)	448	$26,275
CF Industries Holdings, Inc. (Chemicals)	288	22,735
Chesapeake Energy Corp. (Oil & Gas)	3,328	71,352
ChevronTexaco Corp. (Oil & Gas)	11,808	820,302
Chubb Corp. (Insurance)	2,080	96,054
Ciena Corp.* (Telecommunications)	544	6,071
CIGNA Corp. (Insurance)	1,600	45,440
Cincinnati Financial Corp. (Insurance)	960	23,184
Cintas Corp. (Textiles)	768	19,338
Cisco Systems, Inc.* (Telecommunications)	33,984	747,988
Citigroup, Inc. (Diversified Financial Services)	32,480	102,962
Citrix Systems, Inc.* (Software)	1,056	37,594
Clorox Co. (Household Products/Wares)	832	50,760
CME Group, Inc. (Diversified Financial Services)	384	107,071
CMS Energy Corp. (Electric)	1,344	17,391
Coach, Inc. (Apparel)	1,856	54,919
Coca-Cola Co. (Beverages)	11,744	585,321
Coca-Cola Enterprises, Inc. (Beverages)	1,856	34,874
Cognizant Technology Solutions Corp.* (Computers)	1,728	51,132
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,944	213,263
Comcast Corp. - Special Class A (Media)	16,992	252,501
Comerica, Inc. (Banks)	896	21,361
Computer Sciences Corp.* (Computers)	896	43,160
Compuware Corp.* (Software)	1,440	10,555
ConAgra Foods, Inc. (Food)	2,624	51,509
ConocoPhillips (Oil & Gas)	8,736	381,851
CONSOL Energy, Inc. (Coal)	1,056	37,520
Consolidated Edison, Inc. (Electric)	1,632	64,236
Constellation Brands, Inc.* (Beverages)	1,152	15,736
Constellation Energy Group, Inc. (Electric)	1,184	33,981
Convergys Corp.* (Commercial Services)	736	7,883
Cooper Industries, Ltd. - Class A (Miscellaneous Manufacturing)	992	32,686
Corning, Inc. (Telecommunications)	9,152	155,584
Costco Wholesale Corp. (Retail)	2,560	126,720
Coventry Health Care, Inc.* (Healthcare - Services)	864	19,872
CSX Corp. (Transportation)	2,304	92,437
Cummins, Inc. (Machinery - Diversified)	1,184	50,924
CVS Corp. (Retail)	8,576	287,125
D.R. Horton, Inc. (Home Builders)	1,632	18,915
Danaher Corp. (Miscellaneous Manufacturing)	1,504	92,105
Darden Restaurants, Inc. (Retail)	800	25,912
DaVita, Inc.* (Healthcare - Services)	608	30,218
Dean Foods Co.* (Food)	1,056	22,377
Deere & Co. (Machinery - Diversified)	2,496	109,175

	Shares	Value
Common Stocks, continued
Dell, Inc.* (Computers)	10,240	$137,011
Denbury Resources, Inc.* (Oil & Gas)	1,472	24,435
DENTSPLY International, Inc. (Healthcare - Products)	864	28,814
Devon Energy Corp. (Oil & Gas)	2,624	152,428
DeVry, Inc. (Commercial Services)	352	17,508
Diamond Offshore Drilling, Inc. (Oil & Gas)	416	37,386
DIRECTV Group, Inc.* (Media)	3,104	80,394
Discover Financial Services (Diversified Financial Services)	2,848	33,834
Dominion Resources, Inc. (Electric)	3,488	117,894
Dover Corp. (Miscellaneous Manufacturing)	1,088	37,003
Dr. Pepper Snapple Group, Inc.* (Beverages)	1,504	37,013
DTE Energy Co. (Electric)	960	33,082
Duke Energy Corp. (Electric)	7,584	117,400
Dun & Bradstreet Corp. (Software)	320	23,037
Dynegy, Inc. - Class A* (Electric)	2,976	5,982
E* TRADE Financial Corp.* (Diversified Financial Services)	3,360	5,040
E.I. du Pont de Nemours & Co. (Chemicals)	5,312	164,300
Eastman Chemical Co. (Chemicals)	416	20,659
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,568	4,657
Eaton Corp. (Miscellaneous Manufacturing)	992	51,505
eBay, Inc.* (Internet)	6,368	135,320
Ecolab, Inc. (Chemicals)	992	41,178
Edison International (Electric)	1,920	62,054
El Paso Corp. (Pipelines)	4,128	41,528
Electronic Arts, Inc.* (Software)	1,888	40,535
Eli Lilly & Co. (Pharmaceuticals)	5,952	207,665
EMC Corp.* (Computers)	11,872	178,792
Emerson Electric Co. (Electrical Components & Equipment)	4,416	160,654
Ensco International, Inc. (Oil & Gas)	832	31,524
Entergy Corp. (Electric)	1,152	92,540
EOG Resources, Inc. (Oil & Gas)	1,472	108,972
EQT Corp. (Oil & Gas)	768	29,476
Equifax, Inc. (Commercial Services)	736	19,173
Equity Residential Properties Trust (REIT)	1,600	38,400
Exelon Corp. (Electric)	3,872	196,930
Expedia, Inc.* (Internet)	1,248	25,846
Expeditors International of Washington, Inc. (Transportation)	1,248	42,345
Express Scripts, Inc.* (Pharmaceuticals)	1,600	112,064
Exxon Mobil Corp. (Oil & Gas)	28,768	2,024,980
Family Dollar Stores, Inc. (Retail)	832	26,141
Fastenal Co. (Distribution/Wholesale)	768	27,318
Federated Investors, Inc. - Class B (Diversified Financial Services)	512	13,276
FedEx Corp. (Transportation)	1,824	123,740
Fidelity National Information Services, Inc. (Software)	1,120	26,230
Fifth Third Bancorp (Banks)	4,320	41,040
First Horizon National Corp.* (Banks)	1,281	16,422
FirstEnergy Corp. (Electric)	1,792	73,830
Fiserv, Inc.* (Software)	928	43,997
FLIR Systems, Inc.* (Electronics)	896	19,255

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	July 31, 2009

	Shares	Value
Common Stocks, continued
Flowserve Corp. (Machinery - Diversified)	320	$25,846
Fluor Corp. (Engineering & Construction)	1,056	55,757
FMC Technologies, Inc.* (Oil & Gas Services)	736	32,016
Ford Motor Co.* (Auto Manufacturers)	18,976	151,808
Forest Laboratories, Inc.* (Pharmaceuticals)	1,792	46,287
Fortune Brands, Inc. (Household Products/Wares)	896	35,455
FPL Group, Inc. (Electric)	2,432	137,821
Franklin Resources, Inc. (Diversified Financial Services)	896	79,457
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	2,432	146,650
Frontier Communications Corp. (Telecommunications)	1,856	12,992
GameStop Corp. - Class A* (Retail)	960	21,014
Gannett Co., Inc. (Media)	1,376	9,632
General Dynamics Corp. (Aerospace/Defense)	2,272	125,846
General Electric Co. (Miscellaneous Manufacturing)	62,432	836,589
General Mills, Inc. (Food)	1,952	114,992
Genuine Parts Co. (Distribution/Wholesale)	928	32,870
Genworth Financial, Inc. - Class A (Diversified Financial Services)	2,560	17,664
Genzyme Corp.* (Biotechnology)	1,600	83,024
Gilead Sciences, Inc.* (Pharmaceuticals)	5,344	261,482
Goodrich Corp. (Aerospace/Defense)	736	37,801
Google, Inc. - Class A* (Internet)	1,408	623,814
H & R Block, Inc. (Commercial Services)	2,016	33,647
Halliburton Co. (Oil & Gas Services)	5,280	116,635
Harley-Davidson, Inc. (Leisure Time)	1,376	31,098
Harman International Industries, Inc. (Home Furnishings)	352	8,687
Harris Corp. (Telecommunications)	768	24,046
Hartford Financial Services Group, Inc. (Insurance)	1,920	31,661
Hasbro, Inc. (Toys/Games/Hobbies)	736	19,504
HCP, Inc. (REIT)	1,600	41,216
Health Care REIT, Inc. (REIT)	640	25,638
Heinz (H.J.) Co. (Food)	1,856	71,382
Hess Corp. (Oil & Gas)	1,664	91,853
Hewlett-Packard Co. (Computers)	14,080	609,664
Home Depot, Inc. (Retail)	9,984	258,985
Honeywell International, Inc. (Miscellaneous Manufacturing)	4,384	152,125
Hormel Foods Corp. (Food)	416	14,939
Hospira, Inc.* (Pharmaceuticals)	960	36,893
Host Marriott Corp. (REIT)	3,552	32,252
Hudson City Bancorp, Inc. (Savings & Loans)	3,072	43,192
Humana, Inc.* (Healthcare - Services)	992	32,587
Huntington Bancshares, Inc. (Banks)	3,200	13,088
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,272	92,130
IMS Health, Inc. (Software)	1,056	12,672
Integrys Energy Group, Inc. (Electric)	448	15,133

	Shares	Value
Common Stocks, continued
Intel Corp. (Semiconductors)	32,928	$633,864
IntercontinentalExchange, Inc.* (Diversified Financial Services)	416	39,129
International Business Machines Corp. (Computers)	7,776	917,024
International Flavors & Fragrances, Inc. (Chemicals)	448	15,796
International Game Technology (Entertainment)	1,760	34,760
International Paper Co. (Forest Products & Paper)	2,560	48,154
Interpublic Group of Cos., Inc.* (Advertising)	2,816	14,671
Intuit, Inc.* (Software)	1,920	57,024
Intuitive Surgical, Inc.* (Healthcare - Products)	224	50,920
Invesco, Ltd. (Diversified Financial Services)	2,432	48,032
Iron Mountain, Inc.* (Commercial Services)	1,056	30,846
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,088	53,747
J.C. Penney Co., Inc. (Retail)	1,312	39,557
J.P. Morgan Chase & Co. (Diversified Financial Services)	23,008	889,259
Jabil Circuit, Inc. (Electronics)	1,248	11,432
Jacobs Engineering Group, Inc.* (Engineering & Construction)	736	30,161
Janus Capital Group, Inc. (Diversified Financial Services)	960	13,114
JDS Uniphase Corp.* (Telecommunications)	1,312	7,688
JM Smucker Co. (Food)	704	35,221
Johnson & Johnson (Healthcare - Products)	16,256	989,828
Johnson Controls, Inc. (Auto Parts & Equipment)	3,488	90,269
Juniper Networks, Inc.* (Telecommunications)	3,072	80,271
KB Home (Home Builders)	448	7,477
Kellogg Co. (Food)	1,504	71,440
KeyCorp (Banks)	4,160	24,045
Kimberly-Clark Corp. (Household Products/Wares)	2,432	142,150
Kimco Realty Corp. (REIT)	1,920	18,893
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,472	13,351
KLA -Tencor Corp. (Semiconductors)	992	31,625
Kohls Corp.* (Retail)	1,792	87,002
Kraft Foods, Inc. (Food)	8,672	245,765
Kroger Co. (Food)	3,840	82,099
L-3 Communications Holdings, Inc. (Aerospace/Defense)	672	50,736
Laboratory Corp. of America Holdings* (Healthcare - Services)	640	43,002
Legg Mason, Inc. (Diversified Financial Services)	832	23,412
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	928	16,101
Lennar Corp. - Class A (Home Builders)	832	9,851
Leucadia National Corp.* (Holding Companies - Diversified)	1,056	25,872

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	July 31, 2009

	Shares	Value
Common Stocks, continued
Lexmark International, Inc. - Class A* (Computers)	448	$6,487
Life Technologies Corp.* (Biotechnology)	1,024	46,623
Limited, Inc. (Retail)	1,600	20,704
Lincoln National Corp. (Insurance)	1,760	37,294
Linear Technology Corp. (Semiconductors)	1,312	35,253
Lockheed Martin Corp. (Aerospace/Defense)	1,920	143,539
Loews Corp. (Insurance)	2,144	64,363
Lorillard, Inc. (Agriculture)	992	73,130
Lowe’s Cos., Inc. (Retail)	8,704	195,492
LSI Logic Corp.* (Semiconductors)	3,840	19,891
M&T Bank Corp. (Banks)	480	27,994
Macy’s, Inc. (Retail)	2,464	34,274
Manitowoc Co. (Machinery - Diversified)	768	4,746
Marathon Oil Corp. (Oil & Gas)	4,160	134,160
Marriott International, Inc. - Class A (Lodging)	1,728	37,221
Marsh & McLennan Cos., Inc. (Insurance)	3,072	62,730
Marshall & Ilsley Corp. (Banks)	2,080	12,563
Masco Corp. (Building Materials)	2,112	29,420
Massey Energy Co. (Coal)	512	13,619
MasterCard, Inc. - Class A (Software)	416	80,717
Mattel, Inc. (Toys/Games/Hobbies)	2,112	37,129
MBIA, Inc.* (Insurance)	992	4,156
McAfee, Inc.* (Internet)	928	41,370
McCormick & Co., Inc. (Food)	768	24,745
McDonald’s Corp. (Retail)	6,496	357,670
McGraw-Hill Cos., Inc. (Media)	1,856	58,186
McKesson Corp. (Commercial Services)	1,600	81,840
MeadWestvaco Corp. (Forest Products & Paper)	1,024	19,958
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,848	150,545
Medtronic, Inc. (Healthcare - Products)	6,592	233,489
MEMC Electronic Materials, Inc.* (Semiconductors)	1,312	23,117
Merck & Co., Inc. (Pharmaceuticals)	12,416	372,604
Meredith Corp. (Media)	224	5,929
MetLife, Inc. (Insurance)	4,832	164,046
MetroPCS Communications, Inc.* (Telecommunications)	1,472	17,443
Microchip Technology, Inc. (Semiconductors)	1,088	29,300
Micron Technology, Inc.* (Semiconductors)	4,992	31,899
Microsoft Corp. (Software)	45,120	1,061,222
Millipore Corp.* (Biotechnology)	320	22,272
Molex, Inc. (Electrical Components & Equipment)	832	14,776
Molson Coors Brewing Co. - Class B (Beverages)	864	39,061
Monsanto Co. (Agriculture)	3,232	271,488
Monster Worldwide, Inc.* (Internet)	736	9,590
Moody’s Corp. (Commercial Services)	1,120	26,589
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	7,968	227,088

	Shares	Value
Common Stocks, continued
Motorola, Inc. (Telecommunications)	13,504	$96,689
Murphy Oil Corp. (Oil & Gas)	1,120	65,184
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,792	23,636
Nabors Industries, Ltd.* (Oil & Gas)	1,664	28,321
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	800	16,904
National Semiconductor Corp. (Semiconductors)	1,152	17,349
National-Oilwell Varco, Inc.* (Oil & Gas Services)	2,464	88,556
NetApp, Inc.* (Computers)	1,952	43,842
Newell Rubbermaid, Inc. (Housewares)	1,632	21,004
Newmont Mining Corp. (Mining)	2,880	119,088
News Corp. - Class A (Media)	13,568	140,157
Nicor, Inc. (Gas)	256	9,329
NIKE, Inc. - Class B (Apparel)	2,272	128,686
NiSource, Inc. (Electric)	1,632	21,020
Noble Energy, Inc. (Oil & Gas)	1,024	62,587
Nordstrom, Inc. (Retail)	928	24,536
Norfolk Southern Corp. (Transportation)	2,176	94,112
Northeast Utilities System (Electric)	1,024	23,562
Northern Trust Corp. (Banks)	1,408	84,213
Northrop Grumman Corp. (Aerospace/Defense)	1,920	85,594
Novell, Inc.* (Software)	2,048	9,380
Novellus Systems, Inc.* (Semiconductors)	576	11,272
Nucor Corp. (Iron/Steel)	1,856	82,536
NVIDIA Corp.* (Semiconductors)	3,232	41,790
NYSE Euronext (Diversified Financial Services)	1,536	41,395
O’Reilly Automotive, Inc.* (Retail)	800	32,528
Occidental Petroleum Corp. (Oil & Gas)	4,768	340,149
Office Depot, Inc.* (Retail)	1,632	7,426
Omnicom Group, Inc. (Advertising)	1,824	62,016
Oracle Corp. (Software)	22,336	494,296
Owens-Illinois, Inc.* (Packaging & Containers)	992	33,668
PACCAR, Inc. (Auto Manufacturers)	2,144	74,290
Pactiv Corp.* (Packaging & Containers)	768	19,338
Pall Corp. (Miscellaneous Manufacturing)	704	21,176
Parker Hannifin Corp. (Miscellaneous Manufacturing)	960	42,509
Patterson Cos., Inc.* (Healthcare - Products)	544	13,796
Paychex, Inc. (Commercial Services)	1,888	50,032
Peabody Energy Corp. (Coal)	1,568	51,917
People’s United Financial, Inc. (Banks)	2,048	33,280
Pepco Holdings, Inc. (Electric)	1,312	18,867
PepsiCo, Inc. (Beverages)	9,184	521,192
PerkinElmer, Inc. (Electronics)	672	11,847
Pfizer, Inc. (Pharmaceuticals)	39,776	633,632
PG&E Corp. (Electric)	2,176	87,845
Philip Morris International, Inc. (Commercial Services)	11,552	538,323
Pinnacle West Capital Corp. (Electric)	608	19,432

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	July 31, 2009

	Shares	Value
Common Stocks, continued
Pioneer Natural Resources Co. (Oil & Gas)	672	$19,186
Pitney Bowes, Inc. (Office/Business Equipment)	1,216	25,110
Plum Creek Timber Co., Inc. (Forest Products & Paper)	960	30,029
PNC Financial Services Group (Banks)	2,720	99,715
Polo Ralph Lauren Corp. (Apparel)	320	20,176
PPG Industries, Inc. (Chemicals)	960	52,800
PPL Corp. (Electric)	2,208	74,608
Praxair, Inc. (Chemicals)	1,824	142,600
Precision Castparts Corp. (Metal Fabricate/Hardware)	832	66,402
Principal Financial Group, Inc. (Insurance)	1,824	43,229
Procter & Gamble Co. (Cosmetics/Personal Care)	17,184	953,884
Progress Energy, Inc. (Electric)	1,632	64,366
Progress Energy, Inc. CVO* (Electric)	987	227
Progressive Corp.* (Insurance)	4,000	62,320
ProLogis (REIT)	2,624	23,065
Prudential Financial, Inc. (Insurance)	2,720	120,414
Public Service Enterprise Group, Inc. (Electric)	2,976	96,571
Public Storage, Inc. (REIT)	736	53,412
Pulte Homes, Inc. (Home Builders)	1,280	14,554
QLogic Corp.* (Semiconductors)	704	9,187
Qualcomm, Inc. (Telecommunications)	9,760	451,010
Quanta Services, Inc.* (Commercial Services)	1,120	26,107
Quest Diagnostics, Inc. (Healthcare - Services)	896	48,940
Questar Corp. (Pipelines)	1,024	33,864
Qwest Communications International, Inc. (Telecommunications)	8,736	33,721
R.R. Donnelley & Sons Co. (Commercial Services)	1,216	16,902
RadioShack Corp. (Retail)	736	11,415
Range Resources Corp. (Oil & Gas)	928	43,069
Raytheon Co. (Aerospace/Defense)	2,336	109,675
Red Hat, Inc.* (Software)	1,120	25,570
Regions Financial Corp. (Banks)	6,816	30,127
Republic Services, Inc. (Environmental Control)	1,888	50,221
Reynolds American, Inc. (Agriculture)	992	43,162
Robert Half International, Inc. (Commercial Services)	896	22,212
Rockwell Collins, Inc. (Aerospace/Defense)	928	39,162
Rockwell International Corp. (Machinery - Diversified)	832	34,453
Rowan Cos., Inc. (Oil & Gas)	672	14,334
Ryder System, Inc. (Transportation)	320	11,242
Safeway, Inc. (Food)	2,496	47,249
Salesforce.com, Inc.* (Software)	640	27,738
SanDisk Corp.* (Computers)	1,344	23,950
Sara Lee Corp. (Food)	4,096	43,581
SCANA Corp. (Electric)	704	24,886
Schering-Plough Corp. (Pharmaceuticals)	9,600	254,496

	Shares	Value
Common Stocks, continued
Schlumberger, Ltd. (Oil & Gas Services)	7,040	$376,640
Scripps Networks Interactive - Class A (Entertainment)	544	17,560
Seagate Technology, Inc. Escrowed Shares*(a) (Computers)	2,565	0
Sealed Air Corp. (Packaging & Containers)	928	17,066
Sears Holdings Corp.* (Retail)	320	21,229
Sempra Energy (Gas)	1,440	75,499
Sherwin-Williams Co. (Chemicals)	576	33,264
Sigma-Aldrich Corp. (Chemicals)	704	35,728
Simon Property Group, Inc. (REIT)	1,632	90,935
SLM Corp.* (Diversified Financial Services)	2,752	24,465
Smith International, Inc. (Oil & Gas Services)	1,280	32,166
Snap-on, Inc. (Hand/Machine Tools)	352	12,542
Southern Co. (Electric)	4,608	144,691
Southwest Airlines Co. (Airlines)	4,352	34,163
Southwestern Energy Co.* (Oil & Gas)	2,016	83,523
Spectra Energy Corp. (Pipelines)	3,808	69,915
Sprint Nextel Corp.* (Telecommunications)	16,928	67,712
St. Jude Medical, Inc.* (Healthcare - Products)	2,048	77,230
Staples, Inc. (Retail)	4,224	88,789
Starbucks Corp.* (Retail)	4,352	77,030
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,088	25,688
State Street Corp. (Banks)	2,912	146,474
Stericycle, Inc.* (Environmental Control)	512	26,214
Stryker Corp. (Healthcare - Products)	1,408	54,743
Sun Microsystems, Inc.* (Computers)	4,384	40,201
Sunoco, Inc. (Oil & Gas)	704	17,382
SunTrust Banks, Inc. (Banks)	2,752	53,664
SuperValu, Inc. (Food)	1,248	18,508
Symantec Corp.* (Internet)	4,832	72,142
Sysco Corp. (Food)	3,488	82,875
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,504	70,252
Target Corp. (Retail)	4,448	194,022
TECO Energy, Inc. (Electric)	1,248	16,836
Tellabs, Inc.* (Telecommunications)	2,336	13,549
Tenet Healthcare Corp.* (Healthcare - Services)	2,464	9,733
Teradata Corp.* (Computers)	1,024	25,160
Teradyne, Inc.* (Semiconductors)	1,024	8,069
Tesoro Petroleum Corp. (Oil & Gas)	800	10,472
Texas Instruments, Inc. (Semiconductors)	7,520	180,856
Textron, Inc. (Miscellaneous Manufacturing)	1,600	21,504
The AES Corp.* (Electric)	3,936	50,341
The Charles Schwab Corp. (Diversified Financial Services)	5,536	98,928
The Dow Chemical Co. (Chemicals)	6,336	134,133
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	672	24,488
The Gap, Inc. (Retail)	2,720	44,390
The Goldman Sachs Group, Inc. (Diversified Financial Services)	2,976	485,981

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	July 31, 2009

	Shares	Value
Common Stocks, continued
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,440	$24,509
The Hershey Co. (Food)	992	39,630
The New York Times Co. - Class A (Media)	672	5,289
The Pepsi Bottling Group, Inc. (Beverages)	800	27,160
The Stanley Works (Hand/Machine Tools)	480	19,272
The Travelers Cos., Inc. (Insurance)	3,456	148,850
The Williams Cos., Inc. (Pipelines)	3,424	57,147
Thermo Electron Corp.* (Electronics)	2,464	111,570
Tiffany & Co. (Retail)	736	21,955
Time Warner Cable, Inc.* (Media)	2,080	68,765
Time Warner, Inc. (Media)	7,040	187,686
Titanium Metals Corp. (Mining)	512	4,285
TJX Cos., Inc. (Retail)	2,432	88,111
Torchmark Corp. (Insurance)	480	18,749
Total System Services, Inc. (Software)	1,152	16,911
Tyson Foods, Inc. - Class A (Food)	1,792	20,483
U.S. Bancorp (Banks)	11,200	228,592
Union Pacific Corp. (Transportation)	2,976	171,180
United Parcel Service, Inc. - Class B (Transportation)	5,856	314,643
United States Steel Corp. (Iron/Steel)	832	33,072
United Technologies Corp. (Aerospace/Defense)	5,568	303,289
UnitedHealth Group, Inc. (Healthcare - Services)	7,008	196,645
UnumProvident Corp. (Insurance)	1,952	36,639
V.F. Corp. (Apparel)	512	33,121
Valero Energy Corp. (Oil & Gas)	3,264	58,752
Varian Medical Systems, Inc.* (Healthcare - Products)	736	25,959
Ventas, Inc. (REIT)	928	32,758
VeriSign, Inc.* (Internet)	1,152	23,547
Verizon Communications, Inc. (Telecommunications)	16,736	536,724
Viacom, Inc. - Class B* (Media)	3,584	83,005
Vornado Realty Trust (REIT)	928	47,347
Vulcan Materials Co. (Building Materials)	704	33,426
W.W. Grainger, Inc. (Distribution/Wholesale)	352	31,648
Wal-Mart Stores, Inc. (Retail)	13,152	656,022
Walgreen Co. (Retail)	5,856	181,829
Walt Disney Co. (Media)	10,944	274,913
Washington Post Co. - Class B (Media)	32	14,448
Waste Management, Inc. (Environmental Control)	2,912	81,856
Waters Corp.* (Electronics)	576	28,944
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	608	21,116
WellPoint, Inc.* (Healthcare - Services)	2,848	149,919
Wells Fargo & Co. (Banks)	27,456	671,574
Western Digital Corp.* (Computers)	1,312	39,688
Western Union Co. (Commercial Services)	4,128	72,157
Weyerhaeuser Co. (Forest Products & Paper)	1,248	43,730
Whirlpool Corp. (Home Furnishings)	448	25,576

	Shares	Value
Common Stocks, continued
Whole Foods Market, Inc.* (Food)	832	$20,126
Windstream Corp. (Telecommunications)	2,560	22,451
Wisconsin Energy Corp. (Electric)	704	30,251
Wyeth (Pharmaceuticals)	7,872	366,442
Wyndham Worldwide Corp. (Lodging)	1,056	14,731
Wynn Resorts, Ltd.* (Lodging)	384	19,649
Xcel Energy, Inc. (Electric)	2,688	53,599
Xerox Corp. (Office/Business Equipment)	5,088	41,671
Xilinx, Inc. (Semiconductors)	1,632	35,398
XL Capital, Ltd. - Class A (Insurance)	2,016	28,385
XTO Energy, Inc. (Oil & Gas)	3,424	137,748
Yahoo!, Inc.* (Internet)	8,224	117,768
YUM! Brands, Inc. (Retail)	2,720	96,451
Zimmer Holdings, Inc.* (Healthcare - Products)	1,280	59,648
Zions Bancorp (Banks)	672	9,126

TOTAL COMMON STOCKS (Cost $42,538,276)		51,001,786

	Principal Amount

Repurchase Agreements (17.0%)
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $1,135,009 (Collateralized by $1,160,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $1,158,876)	$1,135,000	1,135,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $4,923,049 (Collateralized by $4,813,000 of various U.S. Government Agency Obligations, 1.75%-4.13%, 3/23/11-12/21/12, market value $5,022,683)	4,923,000	4,923,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $4,261,043 (Collateralized by $4,082,000 of various U.S. Government Agency Obligations, 1.20%-4.13%, 6/16/11-9/27/13, market value $4,348,106)	4,261,000	4,261,000
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $1,135,009 (Collateralized by $1,124,000 Federal National Mortgage Association, 3.25%, 2/10/10, market value $1,159,111)	1,135,000	1,135,000

TOTAL REPURCHASE AGREEMENTS (Cost $11,454,000)		11,454,000

TOTAL INVESTMENT SECURITIES (Cost $53,992,276)—92.8%		62,455,786
Net other assets (liabilities) — 7.2%		4,827,505

NET ASSETS — 100.0%		$67,283,291

*	Non-income producing security

(a)	Security delisted or issuer in bankruptcy.

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	July 31, 2009

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $7,420,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.

CVO	Contingent Value Obligation

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 9/18/09 (Underlying notional amount at value $39,497,563)	803	$3,513,273

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$10,938,408	$7,977
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	32,783,934	23,636
UltraBull ProFund invested in the following industries as of July 31, 2009:
	Value	% of Net Assets
Advertising	$76,687	0.1%
Aerospace/Defense	1,079,640	1.8%
Agriculture	715,239	1.1%
Airlines	34,163	0.1%
Apparel	236,902	0.4%
Auto Manufacturers	226,098	0.3%
Auto Parts & Equipment	114,778	0.1%
Banks	2,534,671	3.7%
Beverages	1,285,672	2.0%
Biotechnology	758,364	1.1%
Building Materials	62,846	0.1%
Chemicals	756,294	1.1%
Coal	103,056	0.2%
Commercial Services	987,405	1.4%
Computers	3,000,890	4.6%
Cosmetics/Personal Care	1,273,492	1.8%
Distribution/Wholesale	91,836	0.2%
Diversified Financial Services	2,659,150	4.0%
Electric	1,863,982	2.6%
Electrical Components & Equipment	175,430	0.2%
Electronics	264,010	0.4%
Engineering & Construction	85,918	0.2%
Entertainment	52,320	0.1%
Environmental Control	158,291	0.2%
Food	1,043,661	1.6%
Forest Products & Paper	141,871	0.2%
Gas	84,828	0.1%
Hand/Machine Tools	45,049	NM
Healthcare - Products	1,963,959	2.9%
Healthcare - Services	601,685	1.0%
Holding Companies - Diversified	25,872	NM
Home Builders	58,827	NM
Home Furnishings	34,263	NM
Household Products/Wares	246,328	0.4%
Housewares	21,004	NM
Insurance	1,269,816	1.9%
Internet	1,228,147	1.7%
Iron/Steel	143,795	0.2%

Leisure Time	103,648	0.2%
Lodging	97,289	0.1%
Machinery - Construction & Mining	156,501	0.2%
Machinery - Diversified	225,144	0.4%
Media	1,213,665	1.8%
Metal Fabricate/Hardware	66,402	0.1%
Mining	337,384	0.5%
Miscellaneous Manufacturing	1,742,687	2.5%
Office/Business Equipment	66,781	0.1%
Oil & Gas	5,119,243	7.5%
Oil & Gas Services	784,362	1.3%
Packaging & Containers	111,540	0.1%
Pharmaceuticals	3,393,844	5.2%
Pipelines	202,454	0.4%
REIT	482,469	0.8%
Real Estate	15,347	NM
Retail	3,228,375	4.6%
Savings & Loans	43,192	0.1%
Semiconductors	1,380,523	2.2%
Software	2,292,457	3.4%
Telecommunications	3,324,217	4.8%
Textiles	19,338	NM
Toys/Games/Hobbies	56,633	0.1%
Transportation	1,032,052	1.6%
Other**	16,281,505	24.2%

Total	$67,283,291	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	July 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the Note 2 to the Financial Statements

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Common Stocks	$51,001,786	$—	$51,001,786
Repurchase Agreements	—	11,454,000	11,454,000

Total Investment Securities	51,001,786	11,454,000	62,455,786

Other Financial Instruments*	3,513,273	31,613	3,544,886

Total Investments	$54,515,059	$11,485,613	$66,000,672

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2009

	Shares	Value
Common Stocks (55.9%)
1st Source Corp. (Banks)	620	$10,236
3Com Corp.* (Telecommunications)	7,812	29,451
3PAR, Inc.* (Computers)	868	8,324
99 Cents Only Stores* (Retail)	1,240	18,166
AAON, Inc. (Building Materials)	1,240	24,316
AAR Corp.* (Aerospace/Defense)	1,240	23,721
ABIOMED, Inc.* (Healthcare - Products)	1,488	11,234
ABM Industries, Inc. (Commercial Services)	1,240	26,127
Acco Brands Corp.* (Household Products/Wares)	1,736	7,586
ACI Worldwide, Inc.* (Software)	992	14,949
Acme Packet, Inc.* (Telecommunications)	992	9,960
Acorda Therapeutics, Inc.* (Biotechnology)	868	21,926
Actuant Corp. - Class A (Miscellaneous Manufacturing)	1,860	23,882
Acuity Brands, Inc. (Miscellaneous Manufacturing)	1,116	32,933
Acxiom Corp. (Software)	2,108	20,342
Adaptec, Inc.* (Telecommunications)	5,208	13,853
ADC Telecommunications, Inc.* (Telecommunications)	2,356	17,152
Administaff, Inc. (Commercial Services)	744	18,645
ADTRAN, Inc. (Telecommunications)	1,364	32,954
Advisory Board Co.* (Commercial Services)	620	15,860
Affymax, Inc.* (Biotechnology)	496	9,479
Affymetrix, Inc.* (Biotechnology)	2,232	19,731
Aircastle, Ltd. (Trucking & Leasing)	1,612	11,703
AirTran Holdings, Inc.* (Airlines)	2,604	18,853
Alaska Air Group, Inc.* (Airlines)	868	20,016
Alaska Communications Systems Group, Inc. (Telecommunications)	1,984	14,701
Albany International Corp. - Class A (Machinery - Diversified)	1,364	18,741
Alexander’s, Inc. (REIT)	124	34,167
Align Technology, Inc.* (Healthcare - Products)	1,488	16,234
Alkermes, Inc.* (Pharmaceuticals)	1,984	20,475
Allied Capital Corp. (Investment Companies)	3,596	14,348
Allied Nevada Gold Corp.* (Mining)	992	8,680
Allos Therapeutics, Inc.* (Pharmaceuticals)	1,860	15,010
AMAG Pharmaceuticals, Inc.* (Biotechnology)	372	16,893
Ambac Financial Group, Inc. (Insurance)	7,688	5,766
AMCOL International Corp. (Mining)	744	13,995
American Campus Communities, Inc. (REIT)	1,364	31,277
American Dairy, Inc.* (Food)	248	6,617
American Ecology Corp. (Environmental Control)	868	14,174
American Greetings Corp. - Class A (Household Products/Wares)	868	13,688
American Italian Pasta Co. - Class A* (Food)	496	15,604

	Shares	Value
Common Stocks, continued
American Medical Systems Holdings, Inc.* (Healthcare - Products)	1,488	$22,752
American Public Education, Inc.* (Commercial Services)	372	13,158
American Reprographics Co.* (Software)	1,488	12,871
AMERIGROUP Corp.* (Healthcare - Services)	1,116	27,543
Amerisafe, Inc.* (Insurance)	992	16,497
Ameristar Casinos, Inc. (Lodging)	620	11,588
Ameron International Corp. (Miscellaneous Manufacturing)	248	18,481
Amkor Technology, Inc.* (Semiconductors)	3,100	19,406
AMN Healthcare Services, Inc.* (Commercial Services)	2,852	20,763
ANADIGICS, Inc.* (Semiconductors)	2,108	8,727
Analogic Corp. (Electronics)	372	14,103
AngioDynamics, Inc.* (Healthcare - Products)	992	12,380
Anixter International, Inc.* (Telecommunications)	744	25,460
AnnTaylor Stores Corp.* (Retail)	1,364	16,463
Apogee Enterprises, Inc. (Building Materials)	1,240	18,079
Apollo Investment Corp. (Investment Companies)	3,844	27,369
Applied Industrial Technologies, Inc. (Machinery - Diversified)	992	21,943
Applied Micro Circuits Corp.* (Semiconductors)	1,860	16,089
Arch Chemicals, Inc. (Chemicals)	992	26,338
ArcSight, Inc.* (Telecommunications)	496	9,409
Ardea Biosciences, Inc.* (Pharmaceuticals)	620	12,078
Arena Pharmaceuticals, Inc.* (Biotechnology)	2,480	12,648
Arena Resources, Inc.* (Oil & Gas)	1,116	36,415
Ares Capital Corp. (Investment Companies)	2,356	21,275
Argo Group International Holdings, Ltd.* (Insurance)	1,240	41,664
Argon ST, Inc.* (Aerospace/Defense)	744	14,218
Ariba, Inc.* (Internet)	2,232	23,458
Arkansas Best Corp. (Transportation)	744	21,189
ArQule, Inc.* (Biotechnology)	1,860	11,383
Array BioPharma, Inc.* (Pharmaceuticals)	3,472	13,194
Arris Group, Inc.* (Telecommunications)	2,728	33,227
Art Technology Group, Inc.* (Internet)	3,348	12,689
Aruba Networks, Inc.* (Telecommunications)	1,240	11,011
ArvinMeritor, Inc. (Auto Parts & Equipment)	2,108	15,262
Asbury Automotive Group, Inc.* (Retail)	868	12,143
Ashford Hospitality Trust (REIT)	2,604	7,786
AsiaInfo Holdings, Inc.* (Internet)	744	14,337
Assured Guaranty, Ltd. (Insurance)	1,240	17,323
Astec Industries, Inc.* (Machinery - Construction & Mining)	620	16,777

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2009

	Shares	Value
Common Stocks, continued
Astoria Financial Corp. (Savings & Loans)	2,480	$24,081
ATC Technology Corp.* (Auto Parts & Equipment)	868	18,159
athenahealth, Inc.* (Software)	620	22,903
Atheros Communications* (Telecommunications)	1,364	34,100
Atlantic Tele-Network, Inc. (Environmental Control)	248	10,399
Atlas Air Worldwide Holdings, Inc.* (Transportation)	496	12,380
Atlas America, Inc. (Oil & Gas)	1,240	24,936
ATMI, Inc.* (Semiconductors)	992	18,044
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	992	30,683
Avid Technology, Inc.* (Software)	1,240	15,190
Avis Budget Group, Inc.* (Commercial Services)	2,108	18,023
Avocent Corp.* (Internet)	1,364	21,156
Axsys Technologies, Inc.* (Electronics)	248	13,310
AZZ, Inc.* (Miscellaneous Manufacturing)	496	19,220
Badger Meter, Inc. (Electronics)	372	13,708
Balchem Corp. (Chemicals)	744	20,646
Baldor Electric Co. (Hand/Machine Tools)	1,364	35,137
Baldwin & Lyons, Inc. - Class B (Insurance)	868	18,810
Bally Technologies, Inc.* (Entertainment)	1,116	40,410
BancFirst Corp. (Banks)	496	17,772
Bank Mutual Corp. (Banks)	2,976	29,284
Bare Escentuals, Inc.* (Cosmetics/Personal Care)	1,736	15,381
Barnes Group, Inc. (Miscellaneous Manufacturing)	1,488	20,936
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	1,240	20,795
Belden, Inc. (Electrical Components & Equipment)	1,364	23,925
Benchmark Electronics, Inc.* (Electronics)	1,736	27,429
Berry Petroleum Co. - Class A (Oil & Gas)	1,240	29,413
Bill Barrett Corp.* (Oil & Gas)	1,240	39,172
Bio-Reference Laboratoriess, Inc.* (Healthcare - Services)	496	15,902
BioMed Realty Trust, Inc. (REIT)	2,232	26,070
Black Box Corp. (Telecommunications)	496	13,625
Blackbaud, Inc. (Software)	1,240	23,188
Blackboard, Inc.* (Software)	744	25,274
Blount International, Inc.* (Machinery - Diversified)	1,488	13,838
Blue Coat Systems, Inc.* (Internet)	992	18,540
Bob Evans Farms, Inc. (Retail)	992	28,788
Boston Private Financial Holdings, Inc. (Banks)	2,480	11,358
BPZ Resources, Inc.* (Oil & Gas)	1,984	14,285
Brady Corp. - Class A (Electronics)	1,240	36,468
Brigham Exploration Co.* (Oil & Gas)	2,976	14,523
Bristow Group, Inc.* (Transportation)	744	24,626

	Shares	Value
Common Stocks, continued
Brooks Automation, Inc.* (Semiconductors)	2,480	$14,706
Brown Shoe Co., Inc. (Retail)	1,488	11,532
Bruker Corp.* (Healthcare - Products)	1,116	11,227
Brunswick Corp. (Leisure Time)	2,232	16,026
Brush Engineered Materials, Inc.* (Mining)	744	15,870
Buffalo Wild Wings, Inc.* (Retail)	496	20,014
CACI International, Inc. - Class A* (Computers)	744	34,373
Calamos Asset Management, Inc. (Diversified Financial Services)	744	10,237
Calgon Carbon Corp.* (Environmental Control)	1,116	14,140
California Water Service Group (Water)	744	28,175
Capella Education Co.* (Commercial Services)	372	23,942
Capstead Mortgage Corp. (REIT)	1,612	21,536
CardioNet, Inc.* (Healthcare - Products)	744	5,282
Carrizo Oil & Gas, Inc.* (Oil & Gas)	992	18,848
Carter’s, Inc.* (Apparel)	1,240	35,142
Casey’s General Stores, Inc. (Retail)	1,116	30,612
Cash America International, Inc. (Retail)	620	16,573
Cass Information Systems, Inc. (Banks)	496	17,181
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	868	22,377
Cathay Bancorp, Inc. (Banks)	1,364	12,440
Cavium Networks, Inc.* (Semiconductors)	868	16,379
CBIZ, Inc.* (Commercial Services)	3,720	24,329
CEC Entertainment, Inc.* (Retail)	620	18,085
Celera Corp.* (Biotechnology)	1,984	11,904
Centene Corp.* (Healthcare - Services)	992	19,156
Centennial Communications Corp.* (Telecommunications)	1,612	12,364
Central Garden & Pet Co. - Class A* (Household Products/Wares)	1,364	15,400
Century Aluminum Co.* (Mining)	1,488	12,469
Cenveo, Inc.* (Commercial Services)	2,232	10,781
Cepheid, Inc.* (Healthcare - Products)	1,612	17,039
Ceradyne, Inc.* (Miscellaneous Manufacturing)	744	13,429
Charming Shoppes, Inc.* (Retail)	2,728	13,176
Chart Industries, Inc.* (Machinery - Diversified)	744	14,329
Chattem, Inc.* (Cosmetics/Personal Care)	248	15,542
Checkpoint Systems, Inc.* (Electronics)	1,240	21,489
Cheesecake Factory, Inc.* (Retail)	1,364	26,421
Chemed Corp. (Commercial Services)	620	27,342
Chemical Financial Corp. (Banks)	1,240	26,945
Churchill Downs, Inc. (Entertainment)	496	18,600
Cincinnati Bell, Inc.* (Telecommunications)	6,200	19,406
CIRCOR International, Inc. (Metal Fabricate/Hardware)	620	14,297

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2009

	Shares	Value
Common Stocks, continued
Cirrus Logic, Inc.* (Semiconductors)	2,480	$13,342
Citi Trends, Inc.* (Retail)	372	10,862
City Holding Co. (Banks)	744	23,972
CKE Restaurants, Inc. (Retail)	1,984	17,558
CKX, Inc.* (Media)	1,736	12,499
Clarcor, Inc. (Miscellaneous Manufacturing)	1,116	36,951
Clean Harbors, Inc.* (Environmental Control)	372	19,407
Clearwater Paper Corp.* (Forest Products & Paper)	372	14,906
Coeur d’Alene Mines Corp.* (Mining)	1,116	15,847
Coinstar, Inc.* (Commercial Services)	868	28,844
Coldwater Creek, Inc.* (Retail)	1,860	13,652
Collective Brands, Inc.* (Retail)	1,364	21,715
Colonial Properties Trust (REIT)	1,736	13,853
Community Bank System, Inc. (Banks)	1,612	29,226
Commvault Systems, Inc.* (Software)	992	17,271
Compellent Technologies, Inc.* (Computers)	620	9,852
Complete Production Services, Inc.* (Oil & Gas Services)	2,728	22,533
Computer Programs & Systems, Inc. (Software)	372	14,489
comScore, Inc.* (Internet)	620	9,436
Comtech Telecommunications Corp.* (Telecommunications)	620	19,759
Conceptus, Inc.* (Healthcare - Products)	868	14,574
Concur Technologies, Inc.* (Software)	868	29,937
CONMED Corp.* (Healthcare - Products)	1,116	19,619
Conseco, Inc.* (Insurance)	4,960	15,426
Consolidated Communications Holdings, Inc. (Telecommunications)	1,364	17,227
Contango Oil & Gas Co.* (Oil & Gas)	372	17,257
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	1,612	23,793
Core-Mark Holding Co., Inc.* (Distribution/Wholesale)	620	16,653
Corinthian Colleges, Inc.* (Commercial Services)	1,612	24,889
CRA International, Inc.* (Commercial Services)	496	13,357
Cracker Barrel Old Country Store, Inc. (Retail)	620	17,893
Crocs, Inc.* (Apparel)	1,736	5,937
CSG Systems International, Inc.* (Software)	1,364	22,752
Cubic Corp. (Electronics)	496	19,423
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	1,240	24,639
Curtiss-Wright Corp. (Aerospace/Defense)	992	32,766
Cyberonics, Inc.* (Healthcare - Products)	868	14,417
CyberSource Corp.* (Internet)	1,488	25,802
Cymer, Inc.* (Electronics)	744	25,452
Cypress Bioscience, Inc.* (Pharmaceuticals)	1,364	12,058

	Shares	Value
Common Stocks, continued
Darling International, Inc.* (Environmental Control)	2,356	$16,633
DCT Industrial Trust, Inc. (REIT)	4,464	20,356
DealerTrack Holdings, Inc.* (Internet)	1,116	22,130
Deckers Outdoor Corp.* (Apparel)	248	16,767
Delphi Financial Group, Inc. - Class A (Insurance)	1,116	26,594
Delta Petroleum Corp.* (Oil & Gas)	4,588	8,809
Deluxe Corp. (Commercial Services)	1,488	23,287
Denny’s Corp.* (Retail)	4,960	11,458
Developers Diversified Realty Corp. (REIT)	3,596	20,174
Dexcom, Inc.* (Healthcare - Products)	1,240	8,010
DHT Maritime, Inc. (Transportation)	3,472	17,464
Diamond Foods, Inc. (Food)	496	13,987
DiamondRock Hospitality Co. (REIT)	2,852	19,280
Digital River, Inc.* (Internet)	868	30,684
Dillards, Inc. - Class A (Retail)	1,364	14,472
DineEquity, Inc. (Retail)	248	6,128
Diodes, Inc.* (Semiconductors)	744	13,734
Dionex Corp.* (Electronics)	496	32,691
Dolan Media* (Media)	744	10,141
Dollar Financial Corp.* (Commercial Services)	744	11,681
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	496	8,209
Domtar Corp.* (Forest Products & Paper)	1,116	21,159
Dress Barn, Inc.* (Retail)	1,364	21,265
Drew Industries, Inc.* (Building Materials)	992	19,036
Drill-Quip, Inc.* (Oil & Gas Services)	744	31,464
Durect Corp.* (Pharmaceuticals)	3,596	8,271
Dycom Industries, Inc.* (Engineering & Construction)	992	12,628
E* TRADE Financial Corp.* (Diversified Financial Services)	10,788	16,182
EarthLink, Inc.* (Internet)	3,100	26,195
East West Bancorp, Inc. (Banks)	1,984	17,539
EastGroup Properties, Inc. (REIT)	744	25,832
Eastman Kodak Co. (Miscellaneous Manufacturing)	6,820	20,255
Eclipsys Corp.* (Software)	1,240	22,568
eHealth, Inc.* (Insurance)	744	12,083
Electro Scientific Industries, Inc.* (Electronics)	1,364	17,868
Electronics for Imaging, Inc.* (Computers)	1,860	21,204
EMCOR Group, Inc.* (Engineering & Construction)	1,488	35,891
Emeritus Corp.* (Healthcare - Services)	744	8,668
Employers Holdings, Inc. (Insurance)	1,364	18,987
Emulex Corp.* (Semiconductors)	1,860	16,982
Encore Wire Corp. (Electrical Components & Equipment)	744	16,137
EnergySolutions, Inc. (Environmental Control)	1,736	14,947
EnerSys* (Electrical Components & Equipment)	992	19,632
Ennis, Inc. (Household Products/Wares)	1,364	20,092

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2009

	Shares	Value
Common Stocks, continued
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	868	$15,468
Entegris, Inc.* (Semiconductors)	3,968	14,801
Entertainment Properties Trust (REIT)	1,116	30,478
EPIQ Systems, Inc.* (Software)	992	15,922
Equity Lifestyle Properties, Inc. (REIT)	868	36,170
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	620	25,476
Esterline Technologies Corp.* (Aerospace/Defense)	868	24,677
Euronet Worldwide, Inc.* (Commercial Services)	1,364	28,699
ev3, Inc.* (Healthcare - Products)	1,612	19,779
Evercore Partners, Inc. - Class A (Diversified Financial Services)	496	9,756
Exelixis, Inc.* (Biotechnology)	2,976	15,922
Exponent, Inc.* (Commercial Services)	744	19,203
Extra Space Storage, Inc. (REIT)	2,604	22,863
F.N.B. Corp. (Banks)	2,604	20,207
Fair Isaac Corp. (Software)	1,364	26,175
Federal Signal Corp. (Miscellaneous Manufacturing)	1,984	17,578
FEI Co.* (Electronics)	868	21,266
FelCor Lodging Trust, Inc. (REIT)	2,480	5,828
Financial Federal Corp. (Diversified Financial Services)	992	20,118
First BanCorp (Banks)	2,604	8,072
First Commonwealth Financial Corp. (Banks)	3,224	21,504
First Financial Bancorp (Banks)	1,860	16,070
First Financial Corp. (Banks)	496	16,115
First Merchants Corp. (Banks)	2,108	16,674
First Midwest Bancorp, Inc. (Banks)	1,984	16,586
FirstMerit Corp. (Banks)	1,865	34,838
Flagstone Reinsurance Holdings, Ltd. (Insurance)	2,108	21,291
Flushing Financial Corp. (Savings & Loans)	1,364	14,472
Force Protection, Inc.* (Auto Manufacturers)	1,488	7,693
Forestar Group, Inc.* (Real Estate)	992	12,916
FormFactor, Inc.* (Semiconductors)	1,364	31,440
Fossil, Inc.* (Household Products/Wares)	1,116	29,395
FPIC Insurance Group, Inc.* (Insurance)	620	21,297
Franklin Electric Co., Inc. (Hand/Machine Tools)	868	28,123
Franklin Street Properties Corp. (REIT)	1,488	21,219
Fred’s, Inc. (Retail)	1,240	16,715
Fresh Del Monte Produce, Inc.* (Food)	992	21,239
Fuller (H.B.) Co. (Chemicals)	1,488	29,998
FX Energy, Inc.* (Oil & Gas)	2,356	9,400
Gartner Group, Inc.* (Commercial Services)	1,488	25,445
General Communication, Inc. - Class A* (Telecommunications)	1,736	11,892
General Maritime Corp. (Oil & Gas Services)	1,736	14,461

	Shares	Value
Common Stocks, continued
Genesco, Inc.* (Retail)	620	$13,466
Genesee & Wyoming, Inc. - Class A* (Transportation)	868	23,688
Genoptix, Inc.* (Healthcare - Services)	496	15,530
GeoEye, Inc.* (Telecommunications)	496	12,301
GFI Group, Inc. (Diversified Financial Services)	1,612	10,397
Glacier Bancorp, Inc. (Banks)	1,612	25,099
Glatfelter (Forest Products & Paper)	1,984	20,534
Global Cash Access Holdings, Inc.* (Commercial Services)	1,116	10,044
Global Industries, Ltd.* (Oil & Gas Services)	2,976	20,326
Globecomm Systems, Inc.* (Telecommunications)	1,736	13,784
GMX Resources, Inc.* (Oil & Gas)	1,116	12,979
Golar LNG, Ltd. (Transportation)	1,364	13,340
Goodrich Petroleum Corp.* (Oil & Gas)	744	19,084
GrafTech International, Ltd.* (Electrical Components & Equipment)	2,852	39,158
Gran Tierra Energy, Inc.* (Oil & Gas)	5,084	18,862
Granite Construction, Inc. (Engineering & Construction)	744	25,207
Graphic Packaging Holding Co.* (Packaging & Containers)	3,596	7,659
Greatbatch, Inc.* (Electrical Components & Equipment)	744	16,398
Greenlight Capital Re, Ltd. - Class A* (Insurance)	78	1,430
Group 1 Automotive, Inc. (Retail)	620	18,265
GulfMark Offshore, Inc.* (Transportation)	868	27,776
Haemonetics Corp.* (Healthcare - Products)	496	29,269
Halozyme Therapeutics, Inc.* (Biotechnology)	2,480	17,509
Hancock Holding Co. (Banks)	620	25,042
Harleysville National Corp. (Banks)	2,728	14,949
Harmonic, Inc.* (Telecommunications)	3,100	21,483
Harris Stratex Networks, Inc. - Class A* (Telecommunications)	1,860	12,908
Harte-Hanks, Inc. (Advertising)	1,736	18,784
Hatteras Financial Corp. (REIT)	744	21,078
Haynes International, Inc.* (Metal Fabricate/Hardware)	496	11,423
Headwaters, Inc.* (Energy - Alternate Sources)	2,356	7,233
Healthcare Realty Trust, Inc. (REIT)	1,736	33,696
Healthcare Services Group, Inc. (Commercial Services)	1,240	23,151
HEALTHSOUTH Corp.* (Healthcare - Services)	1,612	23,213
HealthSpring, Inc.* (Healthcare - Services)	1,240	15,661
Healthways, Inc.* (Healthcare - Services)	868	12,794
Heartland Express, Inc. (Transportation)	1,488	22,915
Heartland Payment Systems, Inc. (Commercial Services)	1,116	11,897

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2009

	Shares	Value
Common Stocks, continued
HEICO Corp. (Aerospace/Defense)	620	$22,897
Heidrick & Struggles International, Inc. (Commercial Services)	868	17,785
Helen of Troy, Ltd.* (Household Products/Wares)	992	21,576
Hercules Offshore, Inc.* (Oil & Gas Services)	3,720	17,633
Herman Miller, Inc. (Office Furnishings)	1,364	22,656
Hexcel Corp.* (Aerospace/Defense Equipment)	2,480	25,321
Highwoods Properties, Inc. (REIT)	1,488	38,108
HMS Holdings Corp.* (Commercial Services)	620	23,808
Home Federal Bancorp, Inc. (Savings & Loans)	1,364	15,536
Home Properties, Inc. (REIT)	992	35,414
Horace Mann Educators Corp. (Insurance)	1,364	15,481
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	1,116	24,306
Horsehead Holding Corp.* (Mining)	1,364	14,581
Hot Topic, Inc.* (Retail)	1,488	11,502
HSN, Inc.* (Retail)	1,116	11,305
Hub Group, Inc. - Class A* (Transportation)	868	18,653
Human Genome Sciences, Inc.* (Biotechnology)	3,100	44,330
Huron Consulting Group, Inc.* (Commercial Services)	496	21,998
Iconix Brand Group, Inc.* (Apparel)	1,612	28,242
ICU Medical, Inc.* (Healthcare - Products)	496	19,309
II-VI, Inc.* (Electronics)	744	17,849
Immucor, Inc.* (Healthcare - Products)	1,488	24,790
ImmunoGen, Inc.* (Biotechnology)	1,860	16,163
Impax Laboratories, Inc.* (Pharmaceuticals)	1,364	10,230
Independent Bank Corp./MA (Banks)	1,116	23,804
Infinera Corp.* (Telecommunications)	1,612	10,913
Infinity Property & Casualty Corp. (Insurance)	744	30,906
Informatica Corp.* (Software)	1,860	34,205
Information Services Group, Inc.* (Commercial Services)	4,092	14,281
Inland Real Estate Corp. (REIT)	3,596	26,538
Innospec, Inc. (Chemicals)	868	10,364
Insight Enterprises, Inc.* (Retail)	1,116	11,495
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	744	13,690
Insteel Industries, Inc. (Miscellaneous Manufacturing)	1,240	12,636
InterDigital, Inc.* (Telecommunications)	992	29,373
Interface, Inc. - Class A (Office Furnishings)	1,488	10,327
Intermec, Inc.* (Machinery - Diversified)	1,860	25,370
Interval Leisure Group, Inc.* (Leisure Time)	992	10,466
Intevac, Inc.* (Machinery - Diversified)	1,364	15,700

	Shares	Value
Common Stocks, continued
Invacare Corp. (Healthcare - Products)	1,240	$25,296
inVentiv Health, Inc.* (Advertising)	992	15,217
ION Geophysical Corp.* (Oil & Gas Services)	3,348	9,006
IPC Holdings, Ltd. (Insurance)	992	28,708
IPC The Hospitalist Co.* (Healthcare - Services)	372	10,360
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,984	36,268
J. Crew Group, Inc.* (Retail)	868	24,443
j2 Global Communications, Inc.* (Internet)	1,240	29,748
Jack Henry & Associates, Inc. (Computers)	1,984	42,597
Jack in the Box, Inc.* (Retail)	1,488	31,397
Jackson Hewitt Tax Service, Inc. (Commercial Services)	1,364	8,252
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	1,364	15,727
James River Coal Co.* (Coal)	868	16,119
JetBlue Airways Corp.* (Airlines)	5,332	27,247
Jo-Ann Stores, Inc.* (Retail)	744	17,335
John Bean Technologies Corp. (Miscellaneous Manufacturing)	868	12,030
Jones Apparel Group, Inc. (Apparel)	2,108	29,006
Jos. A. Bank Clothiers, Inc.* (Retail)	496	18,149
K-Swiss, Inc. - Class A (Apparel)	1,860	20,162
Kaiser Aluminum Corp. (Mining)	496	16,398
Kaman Corp. (Aerospace/Defense)	868	16,648
Kaydon Corp. (Metal Fabricate/Hardware)	744	24,306
KBW, Inc.* (Diversified Financial Services)	620	18,098
Kelly Services, Inc. - Class A (Commercial Services)	1,612	18,957
Kenexa Corp.* (Commercial Services)	868	10,590
Key Energy Services, Inc.* (Oil & Gas Services)	3,968	27,538
Keynote Systems, Inc.* (Internet)	1,364	13,722
Kforce, Inc.* (Commercial Services)	1,860	18,116
Kindred Healthcare, Inc.* (Healthcare - Services)	992	13,928
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	1,984	36,843
Knight Transportation, Inc. (Transportation)	1,488	26,992
Knightsbridge Tankers, Ltd. (Transportation)	992	15,604
Kopin Corp.* (Semiconductors)	2,604	10,338
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	620	17,304
L-1 Identity Solutions, Inc.* (Electronics)	2,108	16,590
L.B. Foster Co. - Class A* (Metal Fabricate/Hardware)	496	14,880
Laclede Group, Inc. (Gas)	744	24,976
Ladish Co., Inc.* (Metal Fabricate/Hardware)	868	9,548
Lakeland Financial Corp. (Banks)	744	14,568
Lancaster Colony Corp. (Miscellaneous Manufacturing)	496	22,588
Lance, Inc. (Food)	992	25,137

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2009

	Shares	Value
Common Stocks, continued
Landauer, Inc. (Commercial Services)	372	$24,894
LaSalle Hotel Properties (REIT)	1,488	22,186
Lawson Software, Inc.* (Software)	3,968	23,570
Lexington Realty Trust (REIT)	3,348	14,329
LHC Group, Inc.* (Healthcare - Services)	496	14,558
Ligand Pharmaceuticals, Inc. - Class B* (Pharmaceuticals)	3,348	9,475
Littelfuse, Inc.* (Electrical Components & Equipment)	868	20,311
Live Nation, Inc.* (Commercial Services)	2,604	15,207
Liz Claiborne, Inc. (Apparel)	3,844	12,147
Loral Space & Communications, Inc.* (Telecommunications)	248	5,191
Louisiana-Pacific Corp.* (Forest Products & Paper)	3,348	14,129
Lufkin Industries, Inc. (Oil & Gas Services)	496	22,518
Luminex Corp.* (Healthcare - Products)	992	17,529
M&F Worldwide Corp.* (Food)	496	9,865
Magellan Health Services, Inc.* (Healthcare - Services)	868	28,088
MainSource Financial Group, Inc. (Banks)	1,488	9,984
ManTech International Corp. - Class A* (Software)	496	26,437
Marcus Corp. (Lodging)	1,240	15,674
MarketAxess Holdings, Inc.* (Diversified Financial Services)	992	10,376
Martek Biosciences Corp. (Biotechnology)	1,116	25,958
Masimo Corp.* (Healthcare - Products)	1,240	30,318
MasTec, Inc.* (Telecommunications)	1,240	12,834
Matrix Service Co.* (Oil & Gas Services)	992	10,049
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	868	27,134
Max Capital Group, Ltd. (Insurance)	1,116	22,287
MB Financial, Inc. (Banks)	1,736	23,870
McGrath Rentcorp (Commercial Services)	744	14,300
McMoRan Exploration Co.* (Oil & Gas)	2,356	14,984
Meadowbrook Insurance Group, Inc. (Insurance)	2,356	18,636
Medarex, Inc.* (Pharmaceuticals)	2,728	43,293
MedAssets, Inc.* (Software)	992	18,531
Mediacom Communications Corp. - Class A* (Media)	1,984	9,503
Medical Properties Trust, Inc. (REIT)	2,480	17,360
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	1,364	23,352
Mentor Graphics Corp.* (Computers)	2,604	18,072
MercadoLibre, Inc.* (Commercial Services)	496	14,295
Meridian Bioscience, Inc. (Healthcare - Products)	868	19,113
Merit Medical Systems, Inc.* (Healthcare - Products)	1,116	20,412
Meritage Homes Corp.* (Home Builders)	620	13,268

	Shares	Value
Common Stocks, continued
MF Global, Ltd.* (Diversified Financial Services)	1,116	$7,120
MFA Financial, Inc. (REIT)	4,588	33,951
MGE Energy, Inc. (Electric)	992	35,583
MGIC Investment Corp. (Insurance)	2,108	13,913
Microsemi Corp.* (Semiconductors)	1,860	25,389
Mid-America Apartment Communities, Inc. (REIT)	744	29,515
Middlesex Water Co. (Water)	1,612	24,647
MKS Instruments, Inc.* (Semiconductors)	1,736	33,626
Mobile Mini, Inc.* (Storage/Warehousing)	1,364	22,070
ModusLink Global Solutions, Inc.* (Internet)	1,488	10,609
Momenta Pharmaceuticals, Inc.* (Biotechnology)	992	10,763
Monolithic Power Systems, Inc.* (Semiconductors)	868	19,261
Montpelier Re Holdings, Ltd. (Insurance)	2,852	44,719
Moog, Inc. - Class A* (Aerospace/Defense)	992	26,744
Move, Inc.* (Internet)	4,464	11,919
MPS Group, Inc.* (Commercial Services)	3,472	30,033
MSC.Software Corp.* (Software)	2,852	20,848
Mueller Industries, Inc. (Metal Fabricate/Hardware)	992	23,570
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	3,100	11,966
Myriad Pharmaceuticals, Inc.* (Pharmaceuticals)	332	1,617
NATCO Group, Inc. - Class A* (Oil & Gas Services)	620	22,357
National CineMedia, Inc. (Entertainment)	992	14,592
National Financial Partners (Diversified Financial Services)	992	7,440
National Penn Bancshares, Inc. (Banks)	3,472	17,291
National Presto Industries, Inc. (Housewares)	248	19,929
National Retail Properties, Inc. (REIT)	1,860	36,661
Natus Medical, Inc.* (Healthcare - Products)	1,240	16,864
Navigant Consulting Co.* (Commercial Services)	1,488	17,707
NBT Bancorp, Inc. (Banks)	1,116	25,601
Nektar Therapeutics* (Biotechnology)	2,232	15,803
Neogen Corp.* (Pharmaceuticals)	620	18,067
Net 1 UEPS Technologies, Inc.* (Commercial Services)	1,240	20,906
Netezza Corp.* (Computers)	1,488	13,452
NETGEAR, Inc.* (Telecommunications)	992	16,874
Netlogic Microsystems, Inc.* (Semiconductors)	496	19,711
Neutral Tandem, Inc.* (Telecommunications)	620	19,220
NewAlliance Bancshares, Inc. (Savings & Loans)	2,728	33,418
NewMarket Corp. (Chemicals)	248	18,761

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2009

	Shares	Value
Common Stocks, continued
Newpark Resources, Inc.* (Oil & Gas Services)	3,844	$10,110
Newport Corp.* (Electronics)	2,480	18,327
NIC, Inc. (Internet)	1,984	15,059
Nicor, Inc. (Gas)	1,116	40,667
Nordson Corp. (Machinery - Diversified)	744	33,406
Northwest Natural Gas Co. (Gas)	744	33,212
Novatel Wireless, Inc.* (Telecommunications)	1,116	10,580
NPS Pharmaceuticals, Inc.* (Biotechnology)	2,480	9,647
NTELOS Holdings Corp. (Telecommunications)	868	13,445
Nu Skin Enterprises, Inc. (Retail)	1,488	26,799
NuVasive, Inc.* (Healthcare - Products)	744	30,794
Ocwen Financial Corp.* (Diversified Financial Services)	868	12,369
OfficeMax, Inc. (Retail)	2,232	20,780
Old Dominion Freight Line, Inc.* (Transportation)	620	22,091
Old National Bancorp (Banks)	2,480	28,024
Olin Corp. (Chemicals)	2,108	29,069
OM Group, Inc.* (Chemicals)	744	25,043
OMEGA Healthcare Investors, Inc. (REIT)	2,604	43,513
Omnicell, Inc.* (Software)	1,116	13,928
Omniture, Inc.* (Commercial Services)	1,612	22,052
OmniVision Technologies, Inc.* (Semiconductors)	1,488	19,686
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,240	44,541
Open Text Corp.* (Software)	125	4,710
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	620	8,736
optionsXpress Holdings, Inc. (Diversified Financial Services)	992	17,925
Orbital Sciences Corp.* (Aerospace/Defense)	1,736	23,505
Orient-Express Hotels, Ltd. - Class A (Lodging)	1,488	13,169
Oriental Financial Group, Inc. (Banks)	868	12,247
Orion Marine Group, Inc.* (Engineering & Construction)	496	11,091
Orthofix International N.V.* (Healthcare - Products)	620	17,273
Orthovita, Inc.* (Healthcare - Products)	2,108	13,723
Otter Tail Corp. (Electric)	992	23,124
Owens & Minor, Inc. (Distribution/Wholesale)	868	38,452
Pacific Sunwear of California, Inc.* (Retail)	1,984	6,587
PacWest Bancorp (Banks)	868	13,957
PAETEC Holding Corp.* (Telecommunications)	3,596	10,572
Palm, Inc.* (Computers)	1,488	23,406
Palomar Medical Technologies, Inc.* (Healthcare - Products)	620	9,263
Papa John’s International, Inc.* (Retail)	744	18,905

	Shares	Value
Common Stocks, continued
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	992	$16,080
Parametric Technology Corp.* (Software)	2,604	33,618
PAREXEL International Corp.* (Commercial Services)	1,240	19,183
Park Electrochemical Corp. (Electronics)	992	23,183
Parker Drilling Co.* (Oil & Gas)	3,968	18,332
PDL BioPharma, Inc. (Biotechnology)	2,852	23,472
Pegasystems, Inc. (Software)	496	14,037
Penn Virginia Corp. (Oil & Gas)	1,364	26,202
Perot Systems Corp. - Class A* (Computers)	1,984	31,704
PetMed Express, Inc.* (Pharmaceuticals)	992	18,412
Petroleum Development* (Oil & Gas)	868	14,617
PetroQuest Energy, Inc.* (Oil & Gas)	1,736	5,816
Pharmasset, Inc.* (Pharmaceuticals)	992	15,267
PharMerica Corp.* (Pharmaceuticals)	992	20,792
Phase Forward, Inc.* (Software)	1,240	17,608
PHH Corp.* (Commercial Services)	1,116	20,456
PHI, Inc.* (Transportation)	496	10,833
PICO Holdings, Inc.* (Water)	620	18,805
Piedmont Natural Gas Co., Inc. (Gas)	1,612	39,687
Pinnacle Entertainment, Inc.* (Entertainment)	1,488	14,925
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	496	22,747
Plantronics, Inc. (Telecommunications)	1,240	29,351
Platinum Underwriters Holdings, Ltd. (Insurance)	1,116	37,665
Plexus Corp.* (Electronics)	1,116	28,670
PNM Resources, Inc. (Electric)	2,108	25,718
Polaris Industries, Inc. (Leisure Time)	620	23,479
Polycom, Inc.* (Telecommunications)	1,736	41,230
PolyOne Corp.* (Chemicals)	4,216	18,087
Polypore International, Inc.* (Miscellaneous Manufacturing)	868	10,720
Portland General Electric Co. (Electric)	1,736	33,036
Post Properties, Inc. (REIT)	1,240	17,558
Potlatch Corp. (Forest Products & Paper)	1,116	33,000
Powell Industries, Inc.* (Electrical Components & Equipment)	372	13,262
Power Integrations, Inc. (Semiconductors)	744	21,792
Powerwave Technologies, Inc.* (Telecommunications)	4,588	5,781
Premiere Global Services, Inc.* (Telecommunications)	1,612	15,459
PrivateBancorp, Inc. (Banks)	620	15,395
ProAssurance Corp.* (Insurance)	868	44,077
Progress Software Corp.* (Software)	1,364	30,867
Prospect Capital Corp. (Investment Companies)	992	9,920
Prosperity Bancshares, Inc. (Banks)	992	33,242
Provident New York Bancorp (Savings & Loans)	2,852	27,664
PSS World Medical, Inc.* (Healthcare - Products)	1,488	30,073

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2009

	Shares	Value
Common Stocks, continued
Psychiatric Solutions, Inc.* (Healthcare - Services)	992	$26,804
Quanex Building Products Corp. (Building Materials)	1,364	16,218
Quantum Corp.* (Computers)	6,696	6,160
Quest Software, Inc.* (Software)	1,736	25,589
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	1,860	10,900
Quidel Corp.* (Healthcare - Products)	992	14,811
Quiksilver, Inc.* (Apparel)	3,720	7,998
Rackspace Hosting, Inc.* (Internet)	1,364	19,151
Radian Group, Inc. (Insurance)	2,232	7,433
Raven Industries, Inc. (Miscellaneous Manufacturing)	620	17,794
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	868	20,572
RC2 Corp.* (Toys/Games/Hobbies)	496	7,574
RCN Corp.* (Telecommunications)	1,736	12,638
Redwood Trust, Inc. (REIT)	1,612	26,195
Regal-Beloit Corp. (Hand/Machine Tools)	1,364	63,235
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,240	26,586
Regis Corp. (Retail)	1,240	16,938
RehabCare Group, Inc.* (Healthcare - Services)	496	11,934
Renasant Corp. (Banks)	1,116	16,617
Rent-A-Center, Inc.* (Commercial Services)	1,488	30,891
Res-Care, Inc.* (Healthcare - Services)	1,240	19,369
Resources Connection, Inc.* (Commercial Services)	1,240	18,724
RF Micro Devices, Inc.* (Telecommunications)	5,456	28,371
Rigel Pharmaceuticals, Inc.* (Healthcare - Products)	868	7,230
Rimage Corp.* (Computers)	744	12,402
Riverbed Technology, Inc.* (Computers)	1,116	22,331
RLI Corp. (Insurance)	744	36,910
Robbins & Myers, Inc. (Machinery - Diversified)	744	15,572
Rock-Tenn Co. - Class A (Forest Products & Paper)	868	39,025
Rockwood Holdings, Inc.* (Chemicals)	1,364	24,443
Rofin-Sinar Technologies, Inc.* (Electronics)	868	18,844
Rollins, Inc. (Commercial Services)	1,116	20,456
Rosetta Resources, Inc.* (Oil & Gas)	1,984	20,574
RTI Biologics, Inc.* (Healthcare - Products)	1,984	8,789
RTI International Metals, Inc.* (Mining)	868	15,416
Ruby Tuesday, Inc.* (Retail)	1,364	10,203
Ruddick Corp. (Food)	1,240	29,140
S.Y. Bancorp, Inc. (Banks)	620	15,240
S1 Corp.* (Internet)	2,232	15,825
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,488	18,124
Sally Beauty Holdings, Inc.* (Retail)	2,728	19,041
Sanderson Farms, Inc. (Food)	496	20,177
Sandy Spring Bancorp, Inc. (Banks)	992	16,070

	Shares	Value
Common Stocks, continued
Sapient Corp.* (Internet)	2,480	$16,566
Savient Pharmaceuticals, Inc.* (Biotechnology)	868	13,532
SAVVIS, Inc.* (Telecommunications)	1,116	16,193
ScanSource, Inc.* (Distribution/Wholesale)	868	24,764
SCBT Financial Corp. (Banks)	744	19,113
School Specialty, Inc.* (Retail)	992	22,191
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	496	16,219
Seattle Genetics, Inc.* (Biotechnology)	2,480	29,884
Selective Insurance Group, Inc. (Insurance)	1,736	25,936
Semtech Corp.* (Semiconductors)	1,736	31,942
Sensient Technologies Corp. (Chemicals)	1,364	34,359
Shenandoah Telecommunications Co. (Telecommunications)	744	15,148
ShoreTel, Inc.* (Telecommunications)	1,240	10,689
Shuffle Master, Inc.* (Entertainment)	1,612	11,606
Signature Bank* (Banks)	868	25,589
Silicon Graphics International Corp.* (Computers)	2,852	14,317
Simmons First National Corp. - Class A (Banks)	620	18,588
Simpson Manufacturing Co., Inc. (Building Materials)	1,116	31,694
Sinclair Broadcast Group, Inc. - Class A (Media)	4,960	9,275
Skechers U.S.A., Inc. - Class A* (Apparel)	1,240	17,149
SkyWest, Inc. (Airlines)	1,860	23,585
Skyworks Solutions, Inc.* (Semiconductors)	3,348	40,444
Smart Balance, Inc.* (Food)	1,984	12,162
Smith Corp. (Miscellaneous Manufacturing)	744	29,046
Smith Micro Software, Inc.* (Software)	1,240	14,173
Solera Holdings, Inc.* (Software)	1,364	36,733
Solutia, Inc.* (Chemicals)	2,232	19,954
Sonic Automotive, Inc. (Retail)	620	7,626
Sonic Corp.* (Retail)	2,232	24,619
SONICWALL, Inc.* (Internet)	3,100	23,529
SonoSite, Inc.* (Healthcare - Products)	868	20,459
Sonus Networks, Inc.* (Telecommunications)	6,076	11,544
Sotheby’s (Commercial Services)	744	11,212
Southside Bancshares, Inc. (Banks)	868	19,652
Southwest Gas Corp. (Gas)	1,488	36,039
Spartan Motors, Inc. (Auto Parts & Equipment)	744	5,208
Spartech Corp. (Chemicals)	744	9,300
Spherion Corp.* (Commercial Services)	1,612	8,866
SPSS, Inc.* (Software)	744	36,813
SRA International, Inc. - Class A* (Computers)	992	19,542
Stage Stores, Inc. (Retail)	1,240	15,475
Standard Microsystems Corp.* (Semiconductors)	992	23,014

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2009

	Shares	Value
Common Stocks, continued
Standard Pacific Corp.* (Home Builders)	3,472	$11,944
Starent Networks Corp.* (Software)	620	14,868
Stein Mart, Inc.* (Retail)	744	8,206
StellarOne Corp. (Banks)	868	12,794
Stepan Co. (Chemicals)	372	16,658
STERIS Corp. (Healthcare - Products)	1,364	38,301
Sterling Bancorp (Banks)	2,232	18,012
Sterling Bancshares, Inc. (Banks)	2,728	22,015
Steven Madden, Ltd.* (Apparel)	620	19,877
Stewart Enterprises, Inc. - Class A (Commercial Services)	2,480	12,127
Stifel Financial Corp.* (Diversified Financial Services)	620	30,957
Stone Energy Corp.* (Oil & Gas)	1,364	14,813
Sun Communities, Inc. (REIT)	1,240	18,972
Sun Healthcare Group, Inc.* (Healthcare - Services)	1,860	18,098
Sunstone Hotel Investors, Inc. (REIT)	2,357	13,105
Superior Industries International, Inc. (Auto Parts & Equipment)	1,116	17,610
Susquehanna Bancshares, Inc. (Banks)	3,844	20,219
SVB Financial Group* (Banks)	620	21,855
Swift Energy Co.* (Oil & Gas)	1,488	29,314
Sycamore Networks, Inc.* (Telecommunications)	5,580	18,972
Sykes Enterprises, Inc.* (Computers)	1,116	22,208
Symmetry Medical, Inc.* (Healthcare - Products)	1,488	12,737
Symyx Technologies, Inc.* (Chemicals)	1,240	8,593
Syniverse Holdings, Inc.* (Telecommunications)	1,364	23,911
SYNNEX Corp.* (Software)	620	17,620
Take-Two Interactive Software, Inc. (Software)	1,612	15,346
Taleo Corp. - Class A* (Software)	868	15,190
Tanger Factory Outlet Centers, Inc. (REIT)	868	30,849
Technitrol, Inc. (Electronics)	1,240	9,002
Tekelec* (Telecommunications)	1,736	31,925
Teledyne Technologies, Inc.* (Aerospace/Defense)	868	28,410
TeleTech Holdings, Inc.* (Commercial Services)	868	14,513
Tempur-Pedic International, Inc. (Home Furnishings)	1,488	22,067
Tennant Co. (Machinery - Diversified)	868	19,044
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	1,240	20,051
Terremark Worldwide, Inc.* (Internet)	2,232	13,905
Tessera Technologies, Inc.* (Semiconductors)	992	27,865
Tetra Tech, Inc.* (Environmental Control)	1,240	37,349
TETRA Technologies, Inc.* (Oil & Gas Services)	2,480	19,121
Texas Capital Bancshares, Inc.* (Banks)	1,364	22,656

	Shares	Value
Common Stocks, continued
Texas Roadhouse, Inc. - Class A* (Retail)	1,488	$16,561
The Andersons, Inc. (Agriculture)	496	15,981
The Buckle, Inc. (Retail)	620	19,183
The Cato Corp. - Class A (Retail)	992	19,731
The Children’s Place Retail Stores, Inc.* (Retail)	620	20,317
The Corporate Executive Board Co. (Commercial Services)	992	18,630
The Finish Line, Inc. - Class A (Retail)	1	9
The Geo Group, Inc.* (Commercial Services)	1,240	22,295
The Gymboree Corp.* (Apparel)	620	24,664
The Hain Celestial Group, Inc.* (Food)	1,240	20,596
The Men’s Wearhouse, Inc. (Retail)	1,364	29,476
The Pantry, Inc.* (Retail)	620	10,881
The Pep Boys - Manny, Moe & Jack (Retail)	1,364	13,545
The Phoenix Cos., Inc. (Insurance)	3,100	6,820
The Ryland Group, Inc. (Home Builders)	992	19,810
The Timberland Co. - Class A* (Apparel)	1,488	20,296
The Ultimate Software Group, Inc.* (Software)	744	19,046
The Warnaco Group, Inc.* (Apparel)	992	36,039
The Wet Seal, Inc. - Class A* (Retail)	3,596	11,867
Theravance, Inc.* (Pharmaceuticals)	1,240	18,724
Thoratec Corp.* (Healthcare - Products)	1,240	31,174
THQ, Inc.* (Software)	1,860	12,481
Tibco Software, Inc.* (Internet)	4,340	37,888
Ticketmaster Entertainment, Inc.* (Commercial Services)	1,364	11,048
Titan International, Inc. (Auto Parts & Equipment)	1,364	10,148
TiVo, Inc.* (Home Furnishings)	2,232	22,878
TNS, Inc.* (Commercial Services)	620	14,217
Tower Group, Inc. (Insurance)	992	24,770
Tractor Supply Co.* (Retail)	744	35,690
TradeStation Group, Inc.* (Diversified Financial Services)	2,232	16,718
Tredegar Corp. (Miscellaneous Manufacturing)	1,240	18,154
TreeHouse Foods, Inc.* (Food)	744	24,143
TriQuint Semiconductor, Inc.* (Semiconductors)	3,596	25,819
Triumph Group, Inc. (Aerospace/Defense)	496	19,810
True Religion Apparel, Inc.* (Apparel)	744	16,636
TrueBlue, Inc.* (Commercial Services)	2,108	26,772
TrustCo Bank Corp. NY (Banks)	3,472	21,839
Trustmark Corp. (Banks)	1,364	27,144
TTM Technologies, Inc.* (Electronics)	1,860	18,358
Tupperware Corp. (Household Products/Wares)	1,240	42,247
Tutor Perini Corp.* (Engineering & Construction)	620	11,439

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2009

	Shares	Value
Common Stocks, continued
Tyler Technologies, Inc.* (Computers)	1,364	$21,006
UAL Corp.* (Airlines)	3,720	15,326
UIL Holdings Corp. (Electric)	1,116	27,230
UMB Financial Corp. (Banks)	868	36,213
Umpqua Holdings Corp. (Banks)	1,736	16,839
Union Bankshares Corp. (Banks)	620	9,622
Unisource Energy Corp. (Electric)	992	27,379
Unisys Corp.* (Computers)	8,308	14,871
United Fire & Casualty Co. (Insurance)	992	16,676
United Natural Foods, Inc.* (Food)	992	26,814
United Online, Inc. (Internet)	2,604	23,905
United Rentals, Inc.* (Commercial Services)	2,232	16,673
United Stationers, Inc.* (Distribution/Wholesale)	620	28,780
Universal Forest Products, Inc. (Building Materials)	620	27,677
Universal Health Realty Income Trust (REIT)	868	29,660
US Airways Group, Inc.* (Airlines)	4,588	13,443
USEC, Inc.* (Mining)	2,852	11,037
VAALCO Energy, Inc. (Oil & Gas)	2,852	12,634
Valassis Communications, Inc.* (Commercial Services)	1,240	14,124
ValueClick, Inc.* (Internet)	2,232	25,668
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	496	7,539
Varian, Inc.* (Electronics)	744	37,765
Veeco Instruments, Inc.* (Semiconductors)	1,116	21,025
VeriFone Holdings, Inc.* (Software)	1,860	16,759
ViaSat, Inc.* (Telecommunications)	744	20,088
ViroPharma, Inc.* (Pharmaceuticals)	2,108	15,536
VistaPrint, Ltd.* (Commercial Services)	744	30,690
VIVUS, Inc.* (Healthcare - Products)	2,108	15,620
Vocus, Inc.* (Internet)	620	10,428
Volcano Corp.* (Healthcare - Products)	1,240	18,836
W&T Offshore, Inc. (Oil & Gas)	1,736	18,558
W.R. Grace & Co.* (Chemicals)	1,612	26,808
Walter Investment Management Corp.* (REIT)	372	5,003
Washington REIT (REIT)	1,364	34,905
Washington Trust Bancorp, Inc. (Banks)	868	15,763
Watsco, Inc. (Distribution/Wholesale)	372	19,515
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	868	32,411
Watts Water Technologies, Inc. - Class A (Electronics)	992	26,129
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	2,108	19,815
WD-40 Co. (Household Products/Wares)	744	22,491
Websense, Inc.* (Internet)	1,240	18,352
Webster Financial Corp. (Banks)	1,860	21,037
WellCare Health Plans, Inc.* (Healthcare - Services)	868	19,322
Werner Enterprises, Inc. (Transportation)	1,240	22,394
WesBanco, Inc. (Banks)	1,116	18,604

	Shares	Value
Common Stocks, continued
West Pharmaceutical Services, Inc. (Healthcare - Products)	992	$36,208
Westamerica Bancorp (Banks)	620	32,401
Westfield Financial, Inc. (Banks)	2,356	22,900
Weyco Group, Inc. (Apparel)	496	11,795
WGL Holdings, Inc. (Gas)	1,240	41,069
Willbros Group, Inc.* (Oil & Gas Services)	1,364	18,810
Winn-Dixie Stores, Inc.* (Food)	1,488	21,085
Wintrust Financial Corp. (Banks)	868	22,698
Wolverine World Wide, Inc. (Apparel)	1,488	35,861
Woodward Governor Co. (Electronics)	1,364	26,789
World Acceptance Corp.* (Diversified Financial Services)	496	11,765
World Fuel Services Corp. (Retail)	744	32,632
World Wrestling Entertainment, Inc. (Entertainment)	1,364	17,909
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,612	21,311
Wright Express Corp.* (Commercial Services)	992	28,054
Wright Medical Group, Inc.* (Healthcare - Products)	1,240	17,261
XenoPort, Inc.* (Pharmaceuticals)	868	17,629
Zenith National Insurance Corp. (Insurance)	1,240	29,599
Zep, Inc. (Chemicals)	744	11,964
Zoll Medical Corp.* (Healthcare - Products)	868	15,997
Zoran Corp.* (Semiconductors)	1,488	17,142

TOTAL COMMON STOCKS (Cost $12,772,607)		15,800,534

	Principal Amount
Repurchase Agreements (70.9%)
Bank of America, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $1,989,017 (Collateralized by $2,033,000 U.S. Treasury Notes, 0.23%‡, 12/31/09, market value $2,031,030)	$1,989,000	1,989,000
Deutsche Bank, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $8,616,086 (Collateralized by $8,508,000 of various U.S. Government Agency Obligations, 1.75%-4.13%, 3/23/11-12/21/12, market value $8,791,362)	8,616,000	8,616,000
HSBC, 0.12%, 8/3/09+, dated 7/31/09, with a repurchase price of $7,462,075 (Collateralized by $7,102,000 of various U.S. Government Agency Obligations, 1.20%-4.13%, 6/16/11-9/27/13, market value $7,612,537)	7,462,000	7,462,000

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2009

	Principal Amount	Value
Repurchase Agreements, continued
UBS, 0.10%, 8/3/09+, dated 7/31/09, with a repurchase price of $1,989,017 (Collateralized by $1,969,000 Federal National Mortgage Association, 3.25%, 2/10/10, market value $2,030,507)	$1,989,000	$1,989,000

TOTAL REPURCHASE AGREEMENTS (Cost $20,056,000)		20,056,000

TOTAL INVESTMENT SECURITIES (Cost $32,828,607) —126.8%		35,856,534
Net other assets (liabilities) — (26.8)%		(7,585,385)

NET ASSETS — 100.0%		$28,271,149

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2009, the aggregate amount held in a segregated account was $6,262,000.

‡	Represents the effective yield or interest rate in effect at July 31, 2009.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
Russell 2000 Mini Futures Contract expiring 9/18/09 (Underlying notional amount at value $12,522,660)	226	$245,499

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$7,846,365	$(14,997)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	20,303,465	(60,930)

UltraSmall-Cap ProFund invested in the following industries as of July 31, 2009:

	Value	% of Net Assets
Advertising	$34,001	0.1%
Aerospace/Defense	233,396	0.8%
Aerospace/Defense Equipment	25,321	0.1%
Agriculture	15,981	0.1%
Airlines	118,470	0.4%
Apparel	337,718	1.2%
Auto Manufacturers	7,693	NM
Auto Parts & Equipment	110,231	0.4%
Banks	1,122,572	4.1%
Biotechnology	353,533	1.2%
Building Materials	137,020	0.5%
Chemicals	330,385	1.2%
Coal	16,119	0.1%
Commercial Services	1,092,199	3.9%
Computers	335,821	1.2%
Cosmetics/Personal Care	30,923	0.1%
Distribution/Wholesale	148,959	0.5%
Diversified Financial Services	259,048	0.9%
Electric	172,070	0.6%

Electrical Components & Equipment	148,823	0.5%
Electronics	484,713	1.7%
Energy - Alternate Sources	7,233	NM
Engineering & Construction	109,946	0.4%
Entertainment	118,042	0.4%
Environmental Control	127,049	0.4%
Food	246,566	0.9%
Forest Products & Paper	178,787	0.6%
Gas	215,650	0.8%
Hand/Machine Tools	126,495	0.4%
Healthcare - Products	744,679	2.6%
Healthcare - Services	300,928	1.1%
Home Builders	45,022	0.2%
Home Furnishings	44,945	0.2%
Household Products/Wares	172,475	0.6%
Housewares	19,929	0.1%
Insurance	621,704	2.2%
Internet	490,701	1.7%
Investment Companies	72,912	0.3%
Leisure Time	49,971	0.2%
Lodging	40,431	0.1%
Machinery - Construction & Mining	16,777	0.1%
Machinery - Diversified	177,943	0.6%
Media	41,418	0.1%
Metal Fabricate/Hardware	151,873	0.5%
Mining	124,293	0.4%
Miscellaneous Manufacturing	412,015	1.5%
Office Furnishings	32,983	0.1%
Oil & Gas	439,827	1.6%
Oil & Gas Services	270,232	1.0%
Packaging & Containers	7,659	NM
Pharmaceuticals	482,684	1.7%
REIT	865,485	3.1%
Real Estate	12,916	NM
Retail	928,310	3.3%
Savings & Loans	115,171	0.4%
Semiconductors	520,704	1.8%
Software	746,808	2.6%
Storage/Warehousing	22,070	0.1%
Telecommunications	796,329	2.8%
Toys/Games/Hobbies	23,301	0.1%
Transportation	279,945	1.0%
Trucking & Leasing	11,703	NM
Water	71,627	0.3%
Other**	12,470,615	44.1%

Total	$28,271,149	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at July 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Common Stocks	$15,800,534	$—	$15,800,534
Repurchase Agreements	—	20,056,000	20,056,000

Total Investment Securities	15,800,534	20,056,000	35,856,534

Other Financial Instruments*	245,499	(75,927)	169,572

Total Investments	$16,046,033	$19,980,073	$36,026,106

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See notes to the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of the ProFunds:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of the Bull ProFund, Small-Cap ProFund, UltraBull ProFund, and UltraSmall-Cap ProFund (the “Funds”), as of July 31, 2009, and for the year then ended, and have issued our unqualified report thereon dated September 28, 2009 (which report and financial statements are included in Item 1 of this Form N-CSR). Our audit included an audit of the Funds’ schedules of portfolio investments (the “Schedules”) as of July 31, 2009 appearing in Item 6 of this Form N-CSR. These Schedules are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these Schedules based on our audit.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements and financial highlights of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

Columbus, Ohio

September 28, 2009

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date October 7, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Louis M. Mayberg
Louis M. Mayberg, President and Principal Executive Officer

Date October 7, 2009

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date October 7, 2009

*	Print the name and title of each signing officer under his or her signature.